      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2019.

                                                            FILE NOS. 333-185784
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 8                [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 8                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                   2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000


                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             21650 OXNARD STREET, WOODLAND HILLS, CALIFORNIA 91367

(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2019 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Separate Account of American General Life Insurance Company under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                      CAPTION
---------------------------------------------------------------------------------- -----------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Table; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    Choice IV Variable Annuity; Purchasing a
                                                                                    Polaris Choice IV Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Choice IV Variable Annuity;
                                                                                    Purchasing a Polaris Choice IV Variable
                                                                                    Annuity; Investment Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris Choice IV Variable
                                                                                    Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                      CAPTION
--------------------------------------------------- ----------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Choice IV Variable Annuity
                                                     (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P); Financial
                                                     Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Choice IV Variable
                                                     Annuity (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information (P)
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P); Annuity
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                               POLARIS Choice IV
                                   PROSPECTUS

                                  MAY 1, 2019

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                           VARIABLE SEPARATE ACCOUNT

                                      and

                          FS VARIABLE SEPARATE ACCOUNT


This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2019. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


BEGINNING ON JANUARY 1, 2021, AS PERMITTED BY REGULATIONS ADOPTED BY THE SEC, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM THE COMPANY. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM THE COMPANY THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CONTACTING (855) 421-2692 OR VISITING WWW.AIG.COM/ANNUITIES/ GETMYPRINTEDREPORTS AND PROVIDING THE 12-DIGIT OPT-IN ID LOCATED ABOVE YOUR MAILING ADDRESS. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.


VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



UNDERLYING FUNDS:                                         MANAGED BY:
  Franklin Allocation VIP Fund(1)                         Franklin Templeton Services, LLC
  Franklin Income VIP Fund                                Franklin Advisers, Inc.
  Goldman Sachs VIT Government Money Market Fund          Goldman Sachs Asset Management, L.P.
  Invesco V.I. American Franchise Fund                    Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                              Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                     Invesco Advisers, Inc.
  Lord Abbett Growth and Income Portfolio                 Lord, Abbett & Co. LLC
  SA AB Growth Portfolio(2)                               AllianceBernstein L.P.
  SA AB Small & Mid Cap Value Portfolio                   AllianceBernstein L.P.
  SA Allocation Balanced Portfolio                        SunAmerica Asset Management, LLC
  SA Allocation Growth Portfolio                          SunAmerica Asset Management, LLC
  SA Allocation Moderate Portfolio                        SunAmerica Asset Management, LLC
  SA Allocation Moderate Growth Portfolio                 SunAmerica Asset Management, LLC
  SA American Funds Asset Allocation Portfolio            Capital Research and Management Company(3)
  SA American Funds Global Growth Portfolio               Capital Research and Management Company(3)
  SA American Funds Growth Portfolio                      Capital Research and Management Company(3)
  SA American Funds Growth-Income Portfolio               Capital Research and Management Company(3)
  SA American Funds VCP Managed Allocation Portfolio(4)   Capital Research and Management Company(3)


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                                         MANAGED BY:
  SA BlackRock Multi-Asset Income Portfolio               BlackRock Investment Management, LLC
  SA BlackRock VCP Global Multi Asset Portfolio           Investment Management, LLC
  SA Columbia Technology Portfolio                        Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                        SunAmerica Asset Management, LLC
  SA Federated Corporate Bond Portfolio                   Federated Investment Management Company
  SA Fidelity Institutional AM(R) Real Estate Portfolio   FIAM LLC
  SA Franklin Small Company Value Portfolio               Franklin Mutual Advisers, LLC(5)
  SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International
  SA Invesco Growth Opportunities Portfolio               Invesco Advisers, Inc.
  SA Invesco VCP Equity-Income Portfolio                  Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                       Janus Capital Management, LLC
  SA JPMorgan Diversified Balanced Portfolio              J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                  J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                     J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                   J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio                     J.P. Morgan Investment Management Inc. and Massachusetts
                                                          Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                    J.P. Morgan Investment Management Inc.
  SA Legg Mason BW Large Cap Value Portfolio(6)           Brandywine Global Investment Management, LLC
  SA MFS Blue Chip Growth Portfolio                       Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio          Massachusetts Financial Services Company
  SA MFS Total Return Portfolio                           Massachusetts Financial Services Company
  SA Morgan Stanley International Equities Portfolio      Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio          Oppenheimer Funds, Inc.
  SA PGI Asset Allocation Portfolio(7)                    Principal Global Investors, LLC
  SA PIMCO VCP Tactical Balanced Portfolio                Pacific Investment Management Company LLC
  SA PineBridge High-Yield Bond Portfolio                 PineBridge Investments LLC
  SA Putnam International Growth and Income Portfolio     Putnam Investment Management, LLC
  SA Schroders VCP Global Allocation Portfolio            Schroder Investment Management North America Inc.
  SA T. Rowe Price VCP Balanced Portfolio                 T. Rowe Price Associates, Inc.
  SA Templeton Foreign Value Portfolio                    Templeton Investment Counsel, LLC
  SA VCP Dynamic Allocation Portfolio                     SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Dynamic Strategy Portfolio                       SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA Wellington Capital Appreciation Portfolio            Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio     Wellington Management Company LLP
  SA Wellington Real Return Portfolio                     Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio                 Wells Capital Management Incorporated



1 On May 1, 2019, Franklin Founding Funds Allocation VIP Fund changed its name to Franklin Allocation VIP Fund.



2 On October 22, 2018, SA Boston Company Capital Growth Portfolio, SA
  Wellington Growth Portfolio, SA Wellington Natural Resources Portfolio and SA WellsCap Fundamental Growth Portfolio merged into SA AB Growth Portfolio.


3 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment advisor of the Feeder Funds is SAAMCo.


4 On December 17, 2018, SA American Funds VCP Managed Asset Allocation changed its name to SA American Funds VCP Managed Allocation Portfolio.



5 On November 1, 2018, the investment manager changed from Franklin Advisory
  Services, LLC to Franklin Mutual Advisers, LLC.

6 On October 22, 2018, SA MFS Telecom Utility Portfolio merged into SA Legg
  Mason BW Large Cap Value Portfolio.

7 On October 22, 2018, SA Edge Asset Allocation Portfolio changed its name to
  SA PGI Asset Allocation Portfolio.


                                       2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





GLOSSARY........................................................   4
HIGHLIGHTS......................................................   5
FEE TABLE.......................................................   8
   Maximum Owner Transaction Expenses...........................   8
   Separate Account Charges.....................................   8
   Additional Optional Feature Fees.............................   8
      Optional Polaris Income Plus, Polaris Income Builder
        and Polaris Income Plus Daily Fee.......................   8
   Total Annual Portfolio Operating Expenses....................   8
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................  10
THE POLARIS CHOICE IV VARIABLE ANNUITY..........................  11
PURCHASING A POLARIS CHOICE IV VARIABLE ANNUITY.................  11
   Allocation of Purchase Payments..............................  12
   Accumulation Units...........................................  13
   Free Look....................................................  14
   Exchange Offers..............................................  14
   Important Information for Military Servicemembers............  14
INVESTMENT OPTIONS..............................................  14
   Variable Portfolios..........................................  14
   Trusts.......................................................  16
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)........................................  16
      Franklin Templeton Variable Insurance Products Trust......  16
      Goldman Sachs Variable Insurance Trust....................  16
      Lord Abbett Series Fund, Inc..............................  16
      Anchor Series Trust.......................................  16
      Seasons Series Trust......................................  16
      SunAmerica Series Trust...................................  16
   Substitution, Addition or Deletion of Variable Portfolios....  20
   Fixed Accounts...............................................  20
      Secure Value Account......................................  21
   Dollar Cost Averaging Fixed Accounts.........................  21
   Dollar Cost Averaging Program................................  21
   Automatic Asset Rebalancing Program..........................  22
   Transfers During the Accumulation Phase......................  22
   Short-Term Trading Policies..................................  23
   Transfers During the Income Phase............................  25
   Voting Rights................................................  25
ACCESS TO YOUR MONEY............................................  25
   Penalty-Free Withdrawal Amount...............................  26
   Systematic Withdrawal Program................................  28
   Nursing Home Waiver..........................................  28
OPTIONAL LIVING BENEFITS........................................  28
   Polaris Income Plus, Polaris Income Builder and Polaris
     Income Plus Daily..........................................  31
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO
  ALL OPTIONAL LIVING BENEFITS..................................  42
DEATH BENEFITS..................................................  45
   Beneficiary Continuation Programs............................  46
   Death Benefit Defined Terms..................................  47
   Death Benefit Options........................................  48
   Standard Death Benefit.......................................  48
   Optional Maximum Anniversary Value Death Benefit.............  48
   Spousal Continuation.........................................  48
EXPENSES........................................................  49
   Separate Account Charges.....................................  49
   Withdrawal Charges...........................................  50
   Underlying Fund Expenses.....................................  50
   Contract Maintenance Fee.....................................  50
   Transfer Fee.................................................  50
   Optional Living Benefit Fees.................................  51
   Optional Polaris Income Plus, Polaris Income Builder and
     Polaris Income Plus Daily Living Benefit Fee...............  51
   Optional Maximum Anniversary Value Death Benefit Fee.........  51
   Premium Tax..................................................  51
   Income Taxes.................................................  51
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited...........................................  51
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT......................................................  52
ANNUITY INCOME OPTIONS..........................................  53
   The Income Phase.............................................  53
   Annuity Income Options.......................................  54
   Fixed or Variable Annuity Income Payments....................  55
   Annuity Income Payments......................................  55
   Deferment of Payments........................................  55
TAXES...........................................................  55
   Annuity Contracts in General.................................  55
   Tax Treatment of Purchase Payments...........................  56
   Tax Treatment of Distributions...............................  56
   Required Minimum Distributions...............................  58
   Tax Treatment of Death Benefits..............................  59
   Tax Treatment of Optional Living Benefits....................  59
   Contracts Owned by a Trust or Corporation....................  59
   Withholding..................................................  59
   Gifts, Pledges and/or Assignments of a Contract..............  60
   Diversification and Investor Control.........................  60
   Our Taxes....................................................  61
OTHER INFORMATION...............................................  61
   The Distributor..............................................  61
   The Company..................................................  61
   The Separate Account.........................................  62
   The General Account..........................................  62
   Financial Statements.........................................  62
   Administration...............................................  63
   Legal Proceedings............................................  63
   Registration Statements......................................  64
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  64
APPENDIX A - CONDENSED FINANCIAL INFORMATION.................... A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY................................................... B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME PLUS,
  POLARIS INCOME BUILDER AND POLARIS INCOME PLUS
  DAILY FEE..................................................... C-1
APPENDIX D - LIVING BENEFITS FOR CONTRACTS ISSUED
  PRIOR TO AUGUST 22, 2016...................................... D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................................. E-1
APPENDIX F - DEATH BENEFITS AND SPOUSAL
  CONTINUATION DEATH BENEFITS FOR CONTRACTS
  ISSUED PRIOR TO JANUARY 23, 2012.............................. F-1
APPENDIX G - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM AND 50%-50% COMBINATION MODEL
  PROGRAM FOR CONTRACTS ISSUED PRIOR TO
  FEBRUARY 6, 2017.............................................. G-1



                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.


FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: SA American Funds Global Growth, SA American Funds Growth, SA American Funds Growth-Income, SA American Funds Asset Allocation, and SA American Funds VCP Managed Allocation Variable Portfolios.


FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.


INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

PURCHASE PAYMENTS LIMIT - $1,000,000 for contracts issued on or after May 1, 2014. $1,500,000 for contracts issued prior to May 1, 2014.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris Choice IV Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 1.65% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 4 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE FEE TABLE, PURCHASING A POLARIS CHOICE IV VARIABLE ANNUITY, PENALTY-FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above under EXPENSES, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND

TAXES IN THE PROSPECTUS.

                                       5

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the living benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       6

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS. IF YOU ARE ELECTING A LIVING BENEFIT, YOU MAY BE PURCHASING THIS VARIABLE ANNUITY AS A LONG TERM INVESTMENT. YOU SHOULD CONSIDER WHETHER ANY BENEFITS OF THIS PRODUCT'S SHORTER WITHDRAWAL CHARGE SCHEDULE AND A HIGHER SEPARATE ACCOUNT CHARGE WOULD OUTWEIGH ANOTHER PRODUCT'S LONGER WITHDRAWAL CHARGE SCHEDULE AND A LOWER SEPARATE ACCOUNT CHARGE, PARTICULARLY IF YOU ARE SEEKING GUARANTEED INCOME. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)..... 8%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)........ 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)........ $50

SEPARATE ACCOUNT CHARGES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Charges(4)........................... 1.65%
  Optional Maximum Anniversary Value Death
     Benefit Fee........................................ 0.25%
                                                         ----
     Maximum Separate Account Annual Expenses(5)........ 1.90%
                                                         ====


ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits, Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily below, each of which are guaranteed minimum withdrawal benefits:


OPTIONAL POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE
(calculated as a percentage of the Income Base)(6)


                                      INITIAL             MAXIMUM
NUMBER OF COVERED PERSON        ANNUAL FEE RATE(7)   ANNUAL FEE RATE(7)
------------------------------ -------------------- -------------------
  For One Covered Person......        1.10%                2.20%
  For Two Covered Persons.....        1.35%                2.70%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(AS OF DECEMBER 31, 2018)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(8)   MAXIMUM(9)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.47%        1.97%


FOOTNOTES TO THE FEE TABLE:
 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 4 years as follows:


YEARS SINCE RECEIPT:.....   1    2    3    4   5+
                          8%   7%   6%   5%   0%


     Your contract provides for a penalty-free withdrawal amount each year. PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT BELOW.


 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.

 4 If you do not elect any optional features, your total separate account annual expenses would be 1.65%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

 5 If you purchased your contract prior to January 23, 2012, you may have elected the Combination HV & Roll-Up death benefit which is no longer available for election. If you elected the Combination HV & Roll-Up death benefit, your Maximum Separate Account Annual Expenses would be 2.30%. Please see APPENDIX F for details regarding this death benefit.

 6 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to February 29, 2016, please see APPENDIX D for a description of the living benefit you may have elected.


                                       8

 7 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.


 Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in SA American Funds VCP Managed Allocation, SA BlackRock VCP Global Multi Asset, SA Invesco VCP Equity-Income, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation or SA VCP Dynamic Strategy Variable Portfolios. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.



                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%

   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).


 8 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2020 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



 9 The maximum expense is for an American Funds SAST Master-Feeder Underlying
   Fund, as of its fiscal year ended December 31, 2018. SAAMCo has entered into a contractual agreement with SunAmerica Series Trust under which it will waive 0.76% of its advisory fee for such time as the Underlying Fund is operated as a Feeder Fund. The fee waiver will continue as long as the Underlying Fund is part of a Master-Feeder structure unless the Board of SunAmerica Series Trust approves a change in or elimination of the waiver.



                                       9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.


EXAMPLE ASSUMPTIONS

The expense examples below assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.


The Maximum Expense Example reflects the highest possible combination of charges. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.





MAXIMUM EXPENSE EXAMPLES

(assuming separate account annual expenses of 1.90% including the optional Maximum Anniversary Value death benefit, the optional Polaris Income Plus feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for the remaining years) and investment in an Underlying Fund with total expenses of 1.97%*)


(1)   If you surrender your contract at the end of the applicable time period:



   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,252      $2,361      $3,028      $6,020


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $452     $1,761      $3,028      $6,020



MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.65%, no election of optional features and investment in an Underlying Fund with total expenses of 0.47%**)





(1)   If you surrender your contract at the end of the applicable time period:


   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,016      $1,275      $1,161      $2,500

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $216     $675        $1,161      $2,500

ADDITIONAL EXPENSE EXAMPLE INFORMATION



1. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the Polaris Income Plus fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

3. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


* The 1 year Maximum Expense Example reflects the SunAmerica Series Trust 0.76% fee waiver.


** The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.04% fee waiver.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE APPENDIX A - CONDENSED FINANCIAL INFORMATION OF THIS PROSPECTUS.



                                       10

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     THE POLARIS CHOICE IV VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

YOU SHOULD FULLY DISCUSS ALL OF THE BENEFITS AND RISKS OF THIS VARIABLE ANNUITY WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO PURCHASE.
This variable annuity was developed to help you plan for your retirement. It has two phases:

     ACCUMULATION PHASE: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.

     INCOME PHASE: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.

This variable annuity provides insurance features and benefits, which may be valuable to you:

     OPTIONAL LIVING BENEFIT: For a fee, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     DEATH BENEFIT: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     TAX DEFERRAL*: You do not pay taxes on your earnings from the contract until you withdraw them.
* If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:

     VARIABLE PORTFOLIOS: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.

     FIXED ACCOUNTS: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.

For more information on available Variable Portfolio and Fixed Account investment options under this contract, PLEASE SEE INVESTMENT OPTIONS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         PURCHASING A POLARIS CHOICE IV

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date.

NOTE: In general, we will not issue a Qualified contract to anyone who is AGE 70 1/2 OR OLDER, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES.


JOINT OWNERSHIP

A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.

The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

We will not issue a Qualified contract with joint owners, in accordance with tax law.


Spouse

Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners ("Domestic Partners") qualify for treatment as, or are equal to spouses under state law.


Non-Spouse

In certain states, we may issue the contract to non-spousal joint owners. NON-SPOUSAL JOINT OWNERS AND DOMESTIC PARTNERS SHOULD CONSULT WITH THEIR TAX ADVISER AND/OR FINANCIAL REPRESENTATIVE AS, THEY MAY NOT BE ABLE TO FULLY BENEFIT FROM CERTAIN BENEFITS AND FEATURES OF THE CONTRACT SUCH AS THE OPTIONAL LIVING BENEFIT, IF APPLICABLE SPOUSAL CONTINUATION OF THE DEATH BENEFIT.


PLEASE SEE THE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:

     o     Estate planning,

                                       11



     o     Tax consequences, and

     o The propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.

     o Your rights and those of any other person with rights under this contract will be subject to the assignment.

     o We are not responsible for the validity, tax or other legal consequences of any assignment.

     o An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.

PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR SPECIFIC INFORMATION.



ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                                                            MINIMUM
                              MINIMUM         MINIMUM      AUTOMATIC
                              INITIAL       SUBSEQUENT     SUBSEQUENT
                              PURCHASE       PURCHASE       PURCHASE
                            PAYMENT (1)       PAYMENT       PAYMENT
       Qualified(2)        $25,000         $500           $100
     Non-Qualified(2)      $25,000         $500           $100

(1) If you purchased your contract through certain broker-dealers, the minimum initial Purchase Payment may be higher than the amounts shown in this table.

(2) These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES.



PURCHASE PAYMENT RESTRICTIONS

We reserve the right to refuse any Purchase Payment. We will not accept subsequent Purchase Payments from contract Owners age 86 or older.

WE WILL NOT ACCEPT SUBSEQUENT PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED AN OPTIONAL LIVING BENEFIT FEATURE. IF YOU SEND A SUBSEQUENT PURCHASE PAYMENT AFTER THE FIRST CONTRACT ANNIVERSARY, THE PURCHASE PAYMENT WILL NOT BE CONSIDERED TO BE RECEIVED BY US AND WE WILL RETURN THE PURCHASE PAYMENT. AS A RESULT, THE INCOME BASE OF THE LIVING BENEFIT MAY NOT BE INCREASED BY ADDING PURCHASE PAYMENTS. We reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary.

     o For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.

     o Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.


SUBMISSION OF PURCHASE PAYMENTS

Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Annuity Service Center.


REGULAR MAIL:

Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:


                                       12




AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US LIFE (NEW YORK CONTRACTS ONLY)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357


EXPRESS DELIVERY:


Overnight deliveries of Purchase Payments can only be accepted at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US LIFE (NEW YORK CONTRACTS ONLY)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750


Electronic Transmission:


We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms.


Agent of Company:

We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. If a broker-dealer is deemed to be our agent, Purchase Payments will be priced as of the time they are received by the broker-dealer.

You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


Automatic Payment Plan:


Once you have contributed at least the minimum initial Purchase Payment, you can establish an Automatic Payment Plan that allows you to make subsequent Purchase Payments , if you have not elected a living benefit feature.



PURCHASE PAYMENT PRICING DATE

We allocate your Purchase Payment as of the date such Purchase Payment is priced.

     o An initial Purchase Payment is received by us in Good Order BEFORE Market Close, the Purchase Payment will be priced within two NYSE business days after it is received.

If the Purchase Payment is received in Good Order AFTER Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.


ALLOCATION INSTRUCTIONS

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS.


ACCUMULATION UNITS

We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.

The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS.


The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the preceding NYSE business day by a factor for the current NYSE business day.


The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.


                                       13



We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in a money market or similar portfolio during the free look period. If we place your money in a money market portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.

     o Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI").

           More details may be obtained on-line at the following website: www.insurance.va.gov.

     o This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.

     o No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:

     o     Variable Portfolios

     o     Fixed Accounts

     o     Dollar Cost Averaging Fixed Account

     o     Secure Value Account (optional living benefit only)

If you elect an optional living benefit, not all investment options may be available and you must allocate your purchase payments in accordance with the applicable investment requirements. PLEASE SEE INVESTMENT AND REBALANCING REQUIREMENTS IN THE OPTIONAL LIVING BENEFITS SECTION.


VARIABLE PORTFOLIOS

The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. ALL VARIABLE PORTFOLIOS MAY NOT BE AVAILABLE THROUGH THE BROKER-DEALER WITH WHICH YOUR FINANCIAL REPRESENTATIVE IS AFFILIATED. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE FOR AVAILABILITY.


                                       14



Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:


 ASSET ALLOCATION    CASH
        BOND         STOCK

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.

PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH OF THESE VARIABLE PORTFOLIOS ARE APPROPRIATE FOR YOUR RISK TOLERANCE.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY FOR DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.


Selection of Underlying Funds

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.

Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.


Fund-of-Funds

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as described below. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.


Master-Feeder Funds

Under the Master-Feeder Funds structure, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund, which invests directly in individual securities.

Under the Master-Feeder structure, you will pay higher fees and expenses than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so.


Volatility Control Funds

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. Conversely, these Variable Portfolios could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.


                                       15



These risk management techniques help us to manage our financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses.


TRUSTS

We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.

Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


UNAFFILIATED TRUSTS

We offer Underlying Funds of the following unaffiliated Trusts:


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").


     Franklin Allocation VIP Fund is structured as a Fund-of-Funds. The administrator for the Franklin Allocation VIP Fund is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the Franklin Allocation VIP Fund's investment in the Underlying Funds. Each Underlying Fund of the Franklin Allocation VIP Fund has its own investment advisor.



     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").

AFFILIATED TRUSTS

We offer Underlying Funds of the following affiliated Trusts:


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").

     SAST also offers Master-Feeder Funds, the SA VCP Dynamic Allocation Portfolio, the SA VCP Dynamic Strategy Portfolio, and Volatility Control Funds.


            SAST MASTER-FEEDER FUNDS

            Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.

            All of the Feeder Fund assets are invested in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


                                       16



            SA VCP DYNAMIC ALLOCATION PORTFOLIO AND
            SA VCP DYNAMIC STRATEGY PORTFOLIO
            SAAMCo is the investment advisor of the SA VCP Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). AllianceBernstein L.P. is the subadvisor (the "Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.

            SA AMERICAN FUNDS VCP MANAGED ALLOCATION PORTFOLIO

            SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO
            SA INVESCO VCP EQUITY-INCOME PORTFOLIO
            SA PIMCO VCP TACTICAL BALANCED PORTFOLIO
            SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO
            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. As stated above, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.
            The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. As stated above, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT
AIG.ONLINEPROSPECTUS.NET/AIG/PRODUCTDOCUMENTS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE
COMMISSION'S WEBSITE AT WWW.SEC.GOV.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       17

CASH


UNDERLYING FUNDS:
-------------------------------------------------
 Goldman Sachs VIT Government Money Market Fund     Goldman Sachs Asset Management, L.P.     GST

ASSET ALLOCATION



UNDERLYING FUNDS:                                 MANAGED BY:                                  TRUST
-----------------------------------------------   ------------------------------------------   -------
 Franklin Allocation VIP Fund                     Franklin Templeton Services, LLC             FTVIPT
 Franklin Income VIP Fund                         Franklin Advisers, Inc.                      FTVIPT
 SA Allocation Balanced Portfolio                 SunAmerica Asset Management, LLC             SST
 SA Allocation Growth Portfolio                   SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Portfolio                 SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Growth Portfolio          SunAmerica Asset Management, LLC             SST
 SA American Funds Asset Allocation Portfolio     Capital Research and Management Company      SAST
 SA BlackRock Multi-Asset Income Portfolio        BlackRock Investment Management, LLC         AST
 SA JPMorgan Diversified Balanced Portfolio       J.P. Morgan Investment Management Inc.       SAST
 SA MFS Total Return Portfolio*                   Massachusetts Financial Services Company     SAST
 SA PGI Asset Allocation Portfolio                Principal Global Investors, LLC              AST


BOND


UNDERLYING FUNDS:                                        MANAGED BY:                                                  TRUST
------------------------------------------------------   ----------------------------------------------------------   ------
 SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP                                 SAST
 SA Federated Corporate Bond Portfolio                   Federated Investment Management Company                      SAST
 SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International                 SAST
 SA JPMorgan MFS Core Bond Portfolio                     J.P. Morgan Investment Management Inc. and Massachusetts     SAST
                                                         Financial Services Company
 SA PineBridge High-Yield Bond Portfolio                 PineBridge Investments LLC                                   SAST
 SA Wellington Government and Quality Bond Portfolio     Wellington Management Company LLP                            AST
 SA Wellington Real Return Portfolio                     Wellington Management Company LLP                            SST

STOCK



UNDERLYING FUNDS:                                          MANAGED BY:                                      TRUST
--------------------------------------------------------   ----------------------------------------------   ------
 Invesco V.I. American Franchise Fund                      Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Comstock Fund                                Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Growth and Income Fund                       Invesco Advisers, Inc.                           AVIF
 Lord Abbett Growth and Income Portfolio                   Lord, Abbett & Co. LLC                           LASF
 SA AB Growth Portfolio                                    AllianceBernstein L.P.                           SAST
 SA AB Small & Mid Cap Value Portfolio                     AllianceBernstein L.P.                           SAST
 SA American Funds Global Growth Portfolio                 Capital Research and Management Company          SAST
 SA American Funds Growth Portfolio                        Capital Research and Management Company          SAST
 SA American Funds Growth-Income Portfolio                 Capital Research and Management Company          SAST
 SA Columbia Technology Portfolio                          Columbia Management Investment Advisers, LLC     SAST
 SA Dogs of Wall Street Portfolio                          SunAmerica Asset Management, LLC                 SAST
 SA Fidelity Institutional AM(R) Real Estate Portfolio     FIAM LLC                                         SAST
 SA Franklin Small Company Value Portfolio                 Franklin Mutual Services, LLC                    SAST
 SA Invesco Growth Opportunities Portfolio                 Invesco Advisers, Inc.                           SAST
 SA Janus Focused Growth Portfolio                         Janus Capital Management, LLC                    SAST
 SA JPMorgan Emerging Markets Portfolio                    J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Equity-Income Portfolio                       J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Global Equities Portfolio                     J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Mid-Cap Growth Portfolio                      J.P. Morgan Investment Management Inc.           SAST
 SA Legg Mason BW Large Cap Value Portfolio                Brandywine Global Investment Management, LLC     SAST
 SA MFS Blue Chip Growth Portfolio                         Massachusetts Financial Services Company         SAST
 SA MFS Massachusetts Investors Trust Portfolio*           Massachusetts Financial Services Company         SAST
 SA Morgan Stanley International Equities Portfolio        Morgan Stanley Investment Management Inc.        SAST
 SA Oppenheimer Main Street Large Cap Portfolio            Oppenheimer Funds, Inc.                          SAST
 SA Putnam International Growth and Income Portfolio       Putnam Investment Management, LLC                SAST
 SA Templeton Foreign Value Portfolio                      Templeton Investment Counsel, LLC                SAST
 SA Wellington Capital Appreciation Portfolio              Wellington Management Company LLP                AST
 SA WellsCap Aggressive Growth Portfolio                   Wells Capital Management Incorporated            SAST



                                       18

VOLATILITY CONTROL FUNDS



UNDERLYING FUNDS:                                       MANAGED BY:                                                     TRUST
-----------------------------------------------------   -------------------------------------------------------------   ------
 SA American Funds VCP Managed Allocation Portfolio     Capital Research and Management Company                         SAST
 SA BlackRock VCP Global Multi Asset Portfolio          Investment Management, LLC                                      SAST
 SA Invesco VCP Equity-Income Portfolio                 Invesco Advisers, Inc.                                          SAST
 SA PIMCO VCP Tactical Balanced Portfolio               Pacific Investment Management Company LLC                       SAST
 SA Schroders VCP Global Allocation Portfolio           Schroder Investment Management North America Inc.               SAST
 SA T. Rowe Price VCP Balanced Portfolio                T. Rowe Price Associates, Inc.                                  SAST
 SA VCP Dynamic Allocation Portfolio                    SunAmerica Asset Management, LLC and AllianceBernstein L.P.     SAST
 SA VCP Dynamic Strategy Portfolio                      SunAmerica Asset Management, LLC and AllianceBernstein L.P.     SAST


* SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


                                       19




EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM ARE NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model or 50%-50% Combination Model, please see more information on the POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 IN APPENDIX G.



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.

Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. PLEASE SEE GENERAL ACCOUNT BELOW.

Minimum Guaranteed Interest Rate

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.


Interest Rate Categories

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.


Transfers/Withdrawals from Fixed Accounts

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.

Check with your financial representative about the current availability of this service.


                                       20



Fixed Account Restrictions

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


SECURE VALUE ACCOUNT

If you elect a living benefit, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with the election of a living benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS. Allocations to the Secure Value Account are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.


DOLLAR COST AVERAGING FIXED ACCOUNTS


Purchase Payments

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment amounts are as follows:


  DCA FIXED ACCOUNT      MINIMUM PURCHASE PAYMENT
      6-Month           $  600
      12-Month          $1,200
      2-Year*           $2,400

* 2-Year DCA Fixed Account not available for contracts issued on or after October 1, 2013.

     o The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as "source" accounts exclusively to facilitate the DCA Program for a specified time period.

     o You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. PLEASE SEE DOLLAR COST AVERAGING PROGRAM below for more information.

     o Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.

If your contract was issued on or after October 1, 2013, the 2-Year DCA Fixed Account is not available for investment. For contracts issued prior to October 1, 2013, without election of a living benefit, the 2-Year DCA Fixed Account will remain available for subsequent Purchase Payments on contracts issued initially with the 2-Year DCA Fixed Account. The minimum subsequent Purchase Payment that you must invest for the 2-Year DCA Fixed Account is $2,400.


DCA Interest Rate Crediting

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account").

The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Example of DCA Program

Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money


                                       21



each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


DCA Program Guidelines

     o     Fixed Accounts are not available as target accounts for the DCA
           Program.

     o     Transfers occur on a monthly periodic schedule.

     o The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.

     o Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.


Allocation of Subsequent Purchase Payments to DCA Program

If you have not elected an optional living benefit and you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). PLEASE SEE DOLLAR COST AVERAGING FIXED ACCOUNTS ABOVE for more information.


Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.

Under the Automatic Asset Rebalancing Program:

     o You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.

     o At your request, rebalancing occurs on a quarterly, semiannual or annual basis.

     o Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


Changes to Rebalancing Instructions

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.


Mandatory Rebalancing with Election of a Living Benefit

If you elect an optional living benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to the Company's rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.

     o Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.


                                       22



     o     You must transfer at least $100 per transfer.

     o If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


Submitting Transfer Instructions

Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. PLEASE SEE SHORT-TERM TRADING POLICIES below for more information.

TELEPHONE:


(800) 445-7862

INTERNET:
www.aig.com/annuities

UNITED STATES POSTAL SERVICE (FIRST-CLASS MAIL):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570

FACSIMILE:
(818) 615-1543

Telephone/Internet Authorization


We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.


Transfer Fees

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.


PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC FEES.



Accepting Transfer Requests

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE TELEPHONE, FAX AND/OR INTERNET TRANSFER PRIVILEGES AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THE RIGHT OF SUSPENSION.


Pricing Transfer Requests

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.


SHORT-TERM TRADING POLICIES

This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below.


Risks of Short-Term Trading

Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.


EFFECTIVE AUGUST 6, 2012, THE SHORT-TERM TRADING POLICY APPLICABLE TO YOUR PROSPECTUS CHANGED AS FOLLOWS:


  TRADING POLICY BEFORE CHANGE       TRADING POLICY AFTER CHANGE
      5th transfer in a 6-Month       15th transfer in 12-Month
     Rolling Period triggers the     Rolling Period triggers the
    U.S. Mail method of Transfer    U.S. Mail method of Transfer.


STANDARD U.S. MAIL POLICY


Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period ("12-Month Rolling Period") triggers the Standard U.S. Mail Policy.


                                       23



Transfer Requests under the U.S. Mail Policy

     o While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.

     o Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

     o All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.

     o Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

     o We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. SEE OMNIBUS GROUP CONTRACTS below for more information.


Example


For example, if you made a transfer on August 19, 2019 and within the previous twelve months (from August 20, 2018 forward) you made 15 transfers including the August 19th transfer, then all transfers made for twelve months after August 19, 2019 must be submitted by U.S. Mail (from August 20, 2019 through August 20, 2020).



ACCELERATED U.S. MAIL POLICY

We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.


ADDITIONAL SHORT-TERM TRADING RESTRICTIONS

To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:

     1. impose further limits on the size, manner, number and/or frequency of transfers you can make;

     2.   impose minimum holding periods;

     3.   reject any Purchase Payment or transfer request;

     4.   terminate your transfer privileges; and/or

     5.   request that you surrender your contract.

WE WILL NOTIFY YOU IN WRITING IF YOUR TRANSFER PRIVILEGES ARE MODIFIED, SUSPENDED OR TERMINATED. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Enforcement Determination Factors

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     o     the number of transfers made in a defined period;

     o     the dollar amount of the transfer;

     o the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     o the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     o whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     o the history of transfer activity in the contract or in other contracts we may offer; and/or

     o other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.


Applicability to Third Party Trading Services

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Deterrence Limitations

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable


                                       24



to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.

Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.

You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.


OMNIBUS GROUP CONTRACTS

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.

     o We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.

     o We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.

We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Processing Omnibus Orders

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


Required Information Sharing

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract in one of the following ways:

     o     Partial Withdrawal,

     o     Systematic Withdrawal,

     o     Total Withdrawal (also known as surrender), or

     o     Annuity Income Payment (during Income Phase).


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES.



                                       25



MINIMUM WITHDRAWAL AMOUNT AND MINIMUM CONTRACT VALUE



                             MINIMUM         MINIMUM
                           WITHDRAWAL        CONTRACT
                             AMOUNT          VALUE(1)
 Partial Withdrawal       $1,000         $2,500(2)
 Systematic Withdrawal    $  100         $2,500(2)



(1) The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.



(2)   The total contract value must be at least $2,500 after a withdrawal.


Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.



PENALTY-FREE WITHDRAWAL AMOUNT

Your contract provides for a penalty-free withdrawal amount each contract year during the applicable withdrawal period. The penalty-free withdrawal amount is the portion of your contract that we allow you to take out without being charged a withdrawal charge. The penalty-free withdrawal amount does not reduce the basis used to calculate future annual penalty-free withdrawals and withdrawal charges.



YOUR MAXIMUM ANNUAL PENALTY-FREE WITHDRAWAL AMOUNT equals 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges.

If you elect an optional living benefit, PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT AND THE LIVING BENEFIT BELOW.



Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn penalty-free.

If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.


Penalty-Free Withdrawal Amount and the Living Benefit

If you elect a living benefit and you withdraw an amount that is under the 10% penalty-free withdrawal amount but over the Maximum Annual Withdrawal Amount, that excess amount will be treated as an Excess Withdrawal. You are not assessed a withdrawal charge, but the Excess Withdrawal affects calculation of your Income Base, Income Credit Base, if applicable, and future income payments under the living benefit. PLEASE SEE "What are the effects of withdrawals on Polaris Income Plus and
Polaris Income Builder?" and "What are the effects of withdrawals on Polaris Income Plus Daily?" under OPTIONAL LIVING BENEFITS.


IF THE PORTION OF ANY WITHDRAWAL TAKEN UNDER A LIVING BENEFIT IS OVER THE 10% PENALTY FREE WITHDRAWAL AMOUNT, IT MAY ALSO BE SUBJECT TO APPLICABLE WITHDRAWAL CHARGES.


For example, if you elected a living benefit and your Maximum Annual Withdrawal Amount (MAWA) is $6,000 (assuming Maximum Annual Withdrawal Percentage of 6%, $100,000 Income Base and $100,000 Contract Value), your penalty-free withdrawal amount would be $10,000. That means that the $6,000 MAWA for that contract year would not be assessed a withdrawal charge because it is within the penalty-free withdrawal amount. You may also take up to an additional $4,000 that contract year as a penalty-free withdrawal amount; however, this $4,000 would be considered an Excess Withdrawal under the living benefit which reduces the Income Base, the Income Credit Base if applicable, and future Maximum Annual Withdrawal Amounts.



ASSESSMENT OF WITHDRAWAL CHARGES


We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty-free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty-free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.


The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE WITHDRAWAL CHARGES AND EXPENSES.


When you make a partial withdrawal, we deduct it from any remaining annual penalty-free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you will access your Purchase Payments that are lower or no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges or higher withdrawal charges.



Required Minimum Distributions

If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. PLEASE SEE TAXES FOR DETAILS REGARDING REQUIRED MINIMUM DISTRIBUTIONS.


Annuity Income Payments

Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive


                                       26



any applicable withdrawal charges upon processing of your request to annuitize the contract. PLEASE SEE ANNUITY INCOME OPTIONS.


If you request a total withdrawal (surrender) of your contract, we may also deduct any premium taxes, if applicable. IF YOU FULLY SURRENDER YOUR CONTRACT, WITHDRAWAL CHARGES WILL BE ASSESSED AGAINST THE AMOUNT OF PURCHASE PAYMENTS SUBJECT TO WITHDRAWAL CHARGES. THIS MEANS THAT, IF YOU SURRENDER YOUR CONTRACT WHILE WITHDRAWAL CHARGES STILL APPLY, ANY PRIOR PENALTY-FREE WITHDRAWAL AMOUNTS TAKEN IN THE CURRENT CONTRACT YEAR ARE NOT SUBTRACTED FROM THE TOTAL PURCHASE PAYMENTS STILL SUBJECT TO WITHDRAWAL CHARGES. PLEASE SEE EXPENSES.



Calculating Withdrawal Charges


For the purpose of calculating the withdrawal charge if you request a total withdrawal of your contract, any prior penalty-free withdrawal amount, including a required minimum distribution, in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.



Example:

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum penalty free withdrawal of $10,000. After that penalty free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 6% is the applicable percentage) [B x C=$6,000]

     D=  Your full contract value ($84,000) available for total withdrawal


Required Minimum Distributions

If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. PLEASE SEE TAXES FOR DETAILS REGARDING REQUIRED MINIMUM DISTRIBUTIONS.


Annuity Income Payments

Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. PLEASE SEE ANNUITY INCOME OPTIONS.


PROCESSING WITHDRAWAL REQUESTS

A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days. If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.

Annuity Service Center

P.O. Box 15570
Amarillo, TX 79105-5570

Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


Partial, Systematic, and Required Minimum Distributions

Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.

If you surrender your contract, we may deduct any premium taxes, if applicable. PLEASE SEE EXPENSES.


Optional Living Benefit Withdrawals


Partial Withdrawals under an optional Living Benefit must be deducted proportionately from each Variable Portfolio



                                       27




and Secure Value Account in which you are invested. You cannot request withdrawals from one or more specific funds in which you are invested.



Total Withdrawals


We calculate withdrawal charges upon total withdrawal of the contract on the day after we receive your request in Good Order. Any prior penalty-free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges. We will return your contract value less any applicable fees and charges within 7 calendar days of the request.



SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.

Please contact our Annuity Service Center which can provide the necessary enrollment forms. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the penalty free withdrawal amount permitted each year.


If you elect a living benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program, you must request withdrawals on the appropriate living benefit enrollment form. If we receive your request on another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a living benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while enrolled in the Systematic Withdrawal Program will eliminate the remaining systematic withdrawals within the same contract year and may permanently reduce future guaranteed withdrawal amounts. IF YOU MUST TAKE REQUIRED MINIMUM DISTRIBUTIONS (RMDS) FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS WILL NOT PERMANENTLY REDUCE FUTURE GUARANTEED WITHDRAWAL AMOUNTS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.


Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on partial or total withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home.

     o You cannot use this waiver during the first 90 days after your contract is issued.

     o The confinement period for which you seek the waiver must begin after you purchase your contract.

     o We will only waive withdrawal charges on withdrawals paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit the following documents to the Annuity Service Center:

     1)     a doctor's note recommending admittance to a nursing home;

     2)     an admittance form which shows the type of facility you entered;
            and

     3) the bill from the nursing home which shows that you met the 60 day confinement requirement.


PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OVERVIEW OF LIVING BENEFITS


The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may have elected one of the optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee only at the time of contract issue. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.

The investment requirements may reduce the need to rely on the guarantees provided by these living benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. Therefore, the investment restrictions reduce the Company's risk that the


                                       28



Contract Value will be reduced to zero before the covered person(s)' death. Withdrawals taken while Contract Value is greater than zero are withdrawals of the contract owner's own money. Any amounts that we may pay under the feature in addition to your contract value are subject to the Company's financial strength and claims-paying ability. Excess Withdrawals may significantly reduce the value of or terminate the living benefit; therefore, election of the living benefit may not be appropriate for a contract owner who intends to take withdrawals greater than the maximum annual withdrawal amount. PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH VARIABLE PORTFOLIOS ARE APPROPRIATE FOR THE LIVING BENEFIT YOU ELECTED.

Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT A LIVING BENEFIT.

Below is a summary of the key features of the optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.

POLARIS INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an Income Base with an annual Income Credit. If you elect Polaris Income Plus, you may choose from Income Options 1, 2 or 3.

The annual 5.5% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 5.5% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 5.5% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.

POLARIS INCOME BUILDER(R) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an Income Base with an annual Income Credit.

The annual 5% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 5% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.

POLARIS INCOME PLUS DAILY(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Year Anniversaries, looking back at the prior Benefit Year's Step-up Values. If you elect Polaris Income Plus Daily, you may choose from Income Options 1, 2, or 3.


GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.

These optional Living Benefits are designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily Living Benefits are designed to provide the contract owner(s) lifetime income with the flexibility to start income at any time. The guaranteed rising income component available on Polaris Income Plus offers an additional benefit to those starting income soon after the contract is issued. Unlike Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily do not offer guaranteed rising income. For those deferring income, Polaris Income Builder combines the power of slightly higher withdrawal rates than some Polaris Income Plus Income Options and the annual Income Credit to grow the Income Base for a later income start date. Polaris Income Plus Daily allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Please note that not all of these Living Benefits may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is


                                       29



treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO AUGUST 22, 2016, PLEASE SEE APPENDIX D FOR DETAILS REGARDING THOSE BENEFITS.

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to January 23, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On January 23, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.


LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


HIGHEST ANNIVERSARY VALUE
For Polaris Income Plus and Polaris Income Builder only, the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Purchase Payments received prior to the first contract anniversary.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
For Polaris Income Plus and Polaris Income Builder only, an amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


                        INCOME CREDIT
                     (AS A PERCENTAGE OF
     OPTIONAL         THE INCOME CREDIT                INCOME
  LIVING BENEFIT            BASE)                CREDIT AVAILABILITY
 Polaris                    5.5%           Available during the first 12
 Income Plus                                Benefit Years -- the Income
                                             Credit is REDUCED in years
                                               withdrawals are taken
 Polaris                     5%            Available during the first 12
 Income Builder                             Benefit Years -- the Income
                                           Credit is ELIMINATED in years
                                              any withdrawal is taken
 Polaris               Not available               Not available
 Income Plus
 Daily

INCOME CREDIT BASE
For Polaris Income Plus and Polaris Income Builder only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


                                       30



INCOME CREDIT PERIOD
For Polaris Income Plus and Polaris Income Builder only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE
For Polaris Income Plus and Polaris Income Builder only, the guaranteed minimum amount equal to 200% of the first Benefit Year's Purchase Payments to which the Income Base will be increased on the 12th Benefit year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.


PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


STEP-UP VALUE
For Polaris Income Plus Daily only, a value used to determine the Income Base that is equal to the contract value on any day if it is greater than the Income Base on that day. This value is determined daily.


POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY

How do Polaris Income Plus and Polaris Income Builder work?

Both Polaris Income Plus and Polaris Income Builder lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


How does Polaris Income Plus Daily work?

Unlike Polaris Income Plus and Polaris Income Builder, Polaris Income Plus Daily offers neither Income Credits nor a Minimum Income Base. Instead, Polaris Income Plus Daily's Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary. Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" BELOW.

What determines the amount I can receive each year?

The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. For Polaris Plus Income Daily, the amount you receive also differs depending on when you take your first withdrawal. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income


                                       31

Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal, (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday and, for Polaris Plus Income Daily only, (5) when you take your first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

                                       32


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
                                       TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


POLARIS INCOME PLUS


                                                     POLARIS            POLARIS           POLARIS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED      INCOME PLUS        INCOME PLUS       INCOME PLUS
         PERSON AT FIRST WITHDRAWAL(1)           INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)              4.0%  /  3.0%(2)   4.0%  /  3.0%(2)   3.25%  /  3.25%
 One Covered Person (Age 60 - 64)              5.0%  /  3.0%(2)   5.0%  /  3.0%(2)   3.75%  /  3.75%
 One Covered Person (Age 65 - 71)                6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)           6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)             3.5%  /  3.0%(3)   3.5%  /  3.0%(3)    3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)             4.5%  /  3.0%(3)   4.5%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)               5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)          6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%

POLARIS INCOME BUILDER


 NUMBER OF COVERED PERSONS AND AGE OF COVERED   POLARIS INCOME
         PERSON AT FIRST WITHDRAWAL(1)              BUILDER
 One Covered Person (Age 65 and Older)         5.40%  /  5.40%
 Two Covered Persons (Age 65 and Older)        4.90%  /  4.90%

POLARIS INCOME PLUS DAILY

IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:


                                                 POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED      PLUS DAILY         PLUS DAILY        PLUS DAILY
         PERSON AT FIRST WITHDRAWAL(1)           INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)              4.0%  /  3.0%(2)   4.0%  /  3.0%(2)   3.25%  /  3.25%
 One Covered Person (Age 60 - 64)              5.0%  /  3.0%(2)   5.0%  /  3.0%(2)   3.75%  /  3.75%
 One Covered Person (Age 65 - 71)                6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)           6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)             3.5%  /  3.0%(3)   3.5%  /  3.0%(3)    3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)             4.5%  /  3.0%(3)   4.5%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)               5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)          6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%



                                       33

IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND THE
  COVERED PERSON IS YOUNGER THAN AGE 68:


                                                  POLARIS INCOME       POLARIS INCOME      POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED       PLUS DAILY           PLUS DAILY          PLUS DAILY
        PERSON AT FIRST WITHDRAWAL(1)             INCOME OPTION 1      INCOME OPTION 2     INCOME OPTION 3
 One Covered Person (Age 45 - 59)               3.5%  /  2.5%(4)     3.5%  /  2.5%(4)     2.75%  /  2.75%
 One Covered Person (Age 60 - 64)               4.5%  /  2.5%(4)     4.5%  /  2.5%(4)     3.25%  /  3.25%
 One Covered Person (Age 65 - 67)                 5.5%  /  3.5%        6.5%  /  2.5%       4.5%  /  4.5%
 One Covered Person (Age 68 - 71)                 6.0%  /  4.0%        7.0%  /  3.0%       5.0%  /  5.0%
 One Covered Person (Age 72 and Older)            6.5%  /  4.0%        7.5%  /  3.0%      5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)              3.0%  /  2.5%(5)     3.0%  /  2.5%(5)      2.5%  /  2.5%
 Two Covered Persons (Age 60 - 64)              4.0%  /  2.5%(5)     4.0%  /  2.5%(5)      3.0%  /  3.0%
 Two Covered Persons (Age 65 - 67)                5.0%  /  3.5%        6.0%  /  2.5%       4.0%  /  4.0%
 Two Covered Persons (Age 68 - 71)                5.5%  /  4.0%        6.5%  /  3.0%       4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)           6.0%  /  4.0%        7.0%  /  3.0%      4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.

We reserve the right to modify the rates referenced in the table above at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective.



                                       34



Are there investment requirements if I elect a living benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the living benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.

INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3 AND POLARIS INCOME BUILDER

If you elect Polaris Income Plus Income Option 1, 2 or 3 or Polaris Income Builder, you must allocate your assets in accordance with A, B, C, D or E:



  A   10% Secure     30% SA American Funds VCP Managed
      Value Account    Allocation;
                     30% SA BlackRock VCP Global Multi Asset;
                     and
                     30% SA VCP Dynamic Strategy
  B   10% Secure     30% SA Invesco VCP Equity-Income;
      Value Account  30% SA Schroders VCP Global Allocation;
                     and
                     30% SA VCP Dynamic Allocation
  C   10% Secure     30% SA PIMCO VCP Tactical Balanced;
      Value Account  30% SA Schroders VCP Global Allocation; and
                     30% SA T. Rowe Price VCP Balanced
  D   10% Secure     20% SA BlackRock VCP Global Multi Asset;
      Value Account  20% SA PIMCO VCP Tactical Balanced;
                     20% SA T. Rowe Price VCP Balanced; and
                     30% SA VCP Dynamic Allocation
  E   10% Secure     Up to 90% in one or more of the following
      Value Account  Variable Portfolios, except as otherwise noted:
                     Goldman Sachs VIT Government Money
                     Market Fund
                     SA American Funds VCP Managed
                     Allocation*
                     SA BlackRock VCP Global Multi Asset*
                     SA DFA Ultra Short Bond
                     SA Federated Corporate Bond
                     SA Goldman Sachs Global Bond
                     SA Invesco VCP Equity-Income*
                     SA JPMorgan MFS Core Bond
                     SA PIMCO VCP Tactical Balanced*
                     SA Schroders VCP Global Allocation*
                     SA T. Rowe Price VCP Balanced*
                     SA VCP Dynamic Allocation
                     SA VCP Dynamic Strategy
                     SA Wellington Government and Quality Bond
                     SA Wellington Real Return
                     * You may invest up to a maximum of 50% in each
                     of these Variable Portfolios.


                                       35



INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS DAILY INCOME OPTION 1, 2 OR 3

If you elect Polaris Income Plus Daily, you must allocate your assets in accordance with A or B:



  A     10% Secure Value Account and select only one Allocation*:
        Allocation 1
        Allocation 2
        Allocation 3
        Allocation 4
        * Please see the allocations for the formerly available Polaris
        Portfolio Allocator Models in the POLARIS PORTFOLIO
        ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL
        PROGRAM FOR CONTRACTS ISSUED PRIOR TO
        FEBRUARY 6, 2017 in APPENDIX G.
  B 10% Secure Value Account and select up to 90% in one or more of the following Variable Portfolios:
        ASSET ALLOCATION PORTFOLIOS:
        SA American Funds Asset Allocation
        SA BlackRock Multi-Asset Income
        SA JPMorgan Diversified Balanced
        SA MFS Total Return
        SA PGI Asset Allocation
        ACTIVELY MANAGED FUND-OF-FUNDS:
        SA Allocation Balanced
        SA Allocation Growth
        SA Allocation Moderate
        SA Allocation Moderate Growth
        ACTIVELY MANAGED FUND-OF-FUNDS WITH VOLATILITY
        CONTROL:
        SA VCP Dynamic Allocation
        SA VCP Dynamic Strategy
        FIXED INCOME AND MONEY MARKET PORTFOLIOS:
        Goldman Sachs VIT Government Money Market Fund
        SA DFA Ultra Short Bond
        SA Federated Corporate Bond
        SA Goldman Sachs Global Bond
        SA JPMorgan MFS Core Bond
        SA Wellington Government and Quality Bond
        SA Wellington Real Return
        VOLATILITY CONTROL PORTFOLIOS:
        SA American Funds VCP Managed Allocation
        SA BlackRock VCP Global Multi Asset
        SA Invesco VCP Equity-Income
        SA PIMCO VCP Tactical Balanced
        SA Schroders VCP Global Allocation
        SA T. Rowe Price VCP Balanced
        DCA FIXED ACCOUNTS*
        6-Month DCA
        1-Year DCA


* You may use a DCA Fixed Account to invest you target allocation in accordance with the investment requirements.

How do my investment requirements impact my feature and contract?

Before you elect a living benefit, you should carefully consider whether the investment requirements associated with the living benefits meet your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by these living benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company's risk that the Contract Value will be reduced to zero before the Covered Person(s)' death. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options.



REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or


                                       36



withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus and Polaris Income Builder?

The benefit offered by Polaris Income Plus and Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT.

If you elect POLARIS INCOME PLUS, the Income Credit is equal to 5.5% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 5.5% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

If you elect POLARIS INCOME BUILDER, the Income Credit is equal to 5% of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if NO WITHDRAWALS ARE TAKEN in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" BELOW.


                                       37



What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How can the Income Base and Income Credit Base be increased for Polaris Income Plus and Polaris Income Builder?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


How can the Income Base be increased for Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?"AND"WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?"BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the


                                       38



Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


What are the effects of withdrawals on Polaris Income Plus and Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these Living Benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What are the effects of withdrawals on Polaris Income Plus Daily?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.


                                       39



Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily?


The fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:



                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).


                                       40



The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.

For Polaris Income Plus and Polaris Income Builder, an increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

Due to the investment requirements associated with the election of these living benefits, you may invest a portion of your assets in the following Variable
Portfolios:


     o     SA American Funds VCP Managed Allocation


     o     SA BlackRock VCP Global Multi Asset

     o     SA Invesco VCP Equity-Income

     o     SA PIMCO VCP Tactical Balanced

     o     SA Schroders VCP Global Allocation

     o     SA T. Rowe Price VCP Balanced

     o     SA VCP Dynamic Allocation

     o     SA VCP Dynamic Strategy

Each of these Variable Portfolios utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, for Polaris Income Plus and Polaris Income Builder, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

                                       41



Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        ADDITIONAL IMPORTANT INFORMATION

                   APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect a living benefit?


You may elect a living benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the living benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the living benefit, Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.


POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              45              80
      Joint Owners(1)           45              80

POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
 NON-QUALIFIED:
 Joint Owners(2)              45          80          45          85
 NON-QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(3)
 QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(3)

POLARIS INCOME BUILDER --
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              65              80
      Joint Owners(1)           65              80

POLARIS INCOME BUILDER --
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
 NON-QUALIFIED:
 Joint Owners(2)              65          80          65          85
 NON-QUALIFIED:
 One Owner with Spousal
 Beneficiary                  65          80          65        N/A(3)
 QUALIFIED:
 One Owner with Spousal
 Beneficiary                  65          80          65        N/A(3)

(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the living benefit. The Spousal Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.


We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.

If you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.


If you have elected Polaris Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 5.5% of the Income Base, an Income


                                       42



Credit equal to the difference between the RMD and 5.5% of the Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 5.5% of the Income Base, no Income Credit will be included in the calculation of the Income Base.

If you have elected Polaris Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DO POLARIS INCOME PLUS AND POLARIS INCOME BUILDER WORK?" AND "HOW DOES POLARIS INCOME PLUS DAILY WORK?"ABOVE.


FOR POLARIS INCOME PLUS AND POLARIS INCOME BUILDER ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.

FOR POLARIS INCOME PLUS DAILY ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values as described under "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?"


Can a non-spousal Beneficiary elect to receive any remaining benefits under my living benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the living benefit. PLEASE SEE DEATH BENEFITS BELOW.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above: (1) the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Plus or Polaris Income Builder; (2) the Income Base will no longer be adjusted for Step-up Values if you elected Polaris Income Plus Daily.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


                                       43



Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


    CANCELLATION                     CANCELLATION
  REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.


The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market portfolio will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.



Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

      (i)        Annuitization of the contract; or

      (ii)       Termination or surrender of the contract; or

      (iii) A death benefit is paid resulting in the contract being terminated; or


      (iv) An Excess Withdrawal that reduces the Contract Value and Income Base to zero; or

      (v) Death of the Covered Person, if only one is elected; or, if two Covered Persons are elected, death of the surviving Covered Person; or

      (vi) A change that removes all Covered Persons from the contract except as noted below under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"; or

      (vii)      A Change of the Owner or Assignment; or

      (viii)     You elect to cancel Your Living Benefit.


If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the living benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the living benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the living benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.


                                       44




Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

Certain death benefit options are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO JANUARY 23, 2012, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE DEATH BENEFIT OPTIONS.

We do not pay a death benefit if:

     o     your contract value is reduced to zero; or

     o you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS.

We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.



           OWNER               PAYABLE UPON DEATH OF
                              Owner (or first to die,
       Natural persons           if jointly owned)
     Non-natural person
        (e.g. Trust)                 Annuitant


BENEFICIARY DESIGNATION

You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.

     o If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.

     o If the Owner is a non-natural person then joint Annuitants, if any, shall be each other's sole primary Beneficiary, except when the Owner is a charitable remainder trust.

     o If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.

When you designate your Beneficiary, you may impose restrictions on payments to the Beneficiary by directing the timing and manner of the death benefit payments. You may wish to consult with your tax and/or legal adviser.


DEATH BENEFIT PROCESSING

We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.

     SATISFACTORY PROOF OF DEATH INCLUDES, but may not be limited to:

     (1)    A certified copy of the death certificate; or

     (2) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     (3) A written statement by a medical doctor who attended the deceased at the time of death.

When Death Benefits are Calculated


     o All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.


If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer.


If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to January 23, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On January 23, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.


                                       45



     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.


DEATH BENEFIT SETTLEMENT OPTIONS

Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.

     o     Lump sum payment; or

     o     Annuity Income Option; or

     o Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or

     o     Payment option that is mutually agreeable between you and us

After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's life expectancy or a shorter period. Payments associated with such election must begin within one year of death. PLEASE SEE ANNUITY INCOME OPTIONS.


BENEFICIARY CONTINUATION PROGRAMS

PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING A BENEFICIARY CONTINUATION OPTION.


EXTENDED LEGACY PROGRAM

The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program. The Extended Legacy Program may not be elected in conjunction with any other settlement option.

Under the Extended Legacy Program, the beneficiary may take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution.

Upon election of the Extended Legacy Program:

     o The contract continues in original Owner's name for the benefit of the Beneficiary who elected the Extended Legacy Program.

     o Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

     o Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs.

     o The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.

     o The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceed contract value.

We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:

     o     Death Claim form electing Extended Legacy Program; AND

     o     Satisfactory proof of death of the original Owner.

Upon the Beneficiary's request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased.


Restrictions on Extended Legacy Program

     o The Extended Legacy Program cannot be elected with rollover contracts from other companies.

     o     No Purchase Payments are permitted.

     o Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.

     o In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary.

     o The contract may not be assigned and ownership may not be changed or jointly owned.

     o Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment.


Expenses

We will charge the Beneficiary an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios.


                                       46



Investment Options

     o     The Beneficiary may transfer funds among the available Variable
           Portfolios;

     o Variable Portfolios may differ from those available to the original Owner; and

     o Variable Portfolios may be of a different share class subject to higher 12b-1 fees.


INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a Beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company.

     o The Beneficiary of the transferred contract becomes the Owner of the contract issued by us.

     o The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts.

     o Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

     o Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

We will process an Inherited Account election as of the date we receive the following at the Annuity Service Center:

     o     Inherited Account and Required Minimum Distribution Election Form;
           AND

     o     New contract application

Restrictions on Inherited Account Program


     o No Purchase Payments are permitted after the contract has been issued.

     o Optional Living Benefits cannot be elected under the Inherited Account Program.

     o The contract may not be assigned and ownership may not be changed or jointly owned.


Expenses

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges if applicable.


Investment Options

All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options.

5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a living benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday , the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a living benefit feature.


                                       47



DEATH BENEFIT OPTIONS

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.


STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

This feature may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

FOR A DESCRIPTION OF THE DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 23, 2012, PLEASE SEE APPENDIX F.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

Upon election of Spousal Continuation:

     o Generally, any benefits and elected features under the contract remain the same.

     o Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. PLEASE SEE EXPENSES.


                                       48



     o Continuing Spouse may not terminate the Maximum Anniversary Value death benefit if elected at contract issue.

     o Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.

Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.

Upon spousal continuation, we will add a Continuation Contribution to the contract. The Continuation Contribution is only considered a Purchase Payment for purposes of determining the death benefit following the Continuing Spouse's death.

We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:

     o     Death Claim form; AND

     o     Satisfactory proof of death of the original Owner.


The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.


PLEASE SEE OPTIONAL LIVING BENEFITS FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AND WE WILL SUPPLEMENT THE PROSPECTUS PRIOR TO ANY CHANGE BEING EFFECTIVE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We may deduct the following fees and expenses if applicable from your contract, as described later in this section.

     o     Separate Account Charges

     o     Withdrawal Charges

     o     Underlying Fund Expenses

     o     Contract Maintenance Fee

     o     Transfer Fee

     o     Optional Living Benefit Fee

     o     Optional Death Benefit Fee


Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC EXPENSES.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES........ 1.65%

(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)

The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% of the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.


                                       49



WITHDRAWAL CHARGES


The contract provides a penalty-free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the penalty-free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.


We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for four complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


YEAR SINCE PURCHASE PAYMENT RECEIPT     1    2    3    4   5+
 WITHDRAWAL CHARGE                    8%   7%   6%   5%   0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Investment management fees are set by the Underlying Funds' own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Funds. If you invest in a Master Fund, as identified under INVESTMENT OPTIONS above, the Accumulation Unit value will also reflect the investment management fee and other expenses of the corresponding Master Fund.

12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Class 2 shares of Franklin Templeton Variable Insurance Products Trust and Class Service shares of Goldman Sachs Variable Insurance Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.


PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.



TRANSFER FEE


After 15 Transfers..... $25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


                                       50



OPTIONAL LIVING BENEFIT FEES

The living benefit fees will be calculated as a percentage of the Income Base for all years in which the living benefits are in effect. The fee depends on whether you elect to cover one or two lives. The living benefit fee is charged and received by the Company in consideration of the living benefit guarantees provided to you.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Secure Value Account, which in total equals the amount of the fee. If your contract value is reduced to zero before the living benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


OPTIONAL POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY LIVING BENEFIT FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.

IF YOUR CONTRACT WAS ISSUED PRIOR TO OCTOBER 1, 2013, PLEASE SEE APPENDIX D -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO AUGUST 22, 2016 FOR SPECIFIC FEE INFORMATION.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s). PLEASE SEE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT ABOVE.


PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.



INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED


Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.


The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the


                                       51



above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 5.00% of the initial Purchase Payment.


Certain broker-dealers may limit crediting this additional amount to employees only.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 6.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2018 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


                                       52



PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday. At your request, for contracts issued in the state of New York, we can extend the Accumulation Phase from when you are age 90 to the first NYSE business day of the month following your 95th birthday. For example, if your 95th birthday is July 8, 2016, the first NYSE business day of the following month would be Monday, August 1, 2016. In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if your contract was issued in New York with a


                                       53



Latest Annuity Date of age 90, you must notify us that you want to extend the Accumulation Phase to your 95th birthday.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?


If you annuitize, you may choose to take annuity income payments or withdrawals under your Living Benefit. Prior to annuitizing, you should seek advice on whether taking annuity income payments under the contract or guaranteed withdrawals under a Living Benefit are more advantageous to you. Upon annuitizing the contract, the death benefit will terminate. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under the Living Benefit, you will receive your Protected Income Payment under the Living Benefit. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.



ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment. If you die before the first annuity income payment, no annuity income payments will be made.



ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include


                                       54



short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.

The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFITS.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.

Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("IRC"), Treasury Regulations and applicable Internal Revenue Service ("IRS") guidance to your individual situation.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts.

     o Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.

     o Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.


                                       55



     o Different rules and tax treatment apply depending on how you take the money out and whether your contract is QUALIFIED or NON-QUALIFIED.


Non-Qualified Contract

If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including a Roth IRA, your contract is referred to as a Non-Qualified contract.


Qualified Contract

If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including Roth IRA, your contract is referred to as a Qualified contract.

Employer-sponsored plans/arrangements include:

     o     Tax-Sheltered Annuities (also referred to as 403(b) annuities)

     o Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)

     o Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans

If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.

In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. YOU AND YOUR FINANCIAL REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, LIFETIME ANNUITY INCOME OPTIONS, AND PROTECTION THROUGH LIVING BENEFITS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


TAX TREATMENT OF PURCHASE PAYMENTS


Non-Qualified Contract

In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.


Qualified Contract

Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


Qualified Contract--Tax-Sheltered Annuity (403(b))

On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. YOU MAY WISH TO DISCUSS THE REGULATIONS AND/OR THE GENERAL INFORMATION ABOVE WITH YOUR TAX ADVISER.


TAX TREATMENT OF DISTRIBUTIONS

DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.


Partial or Total Withdrawals

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes


                                       56



generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.


Annuitization

If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.


Annuity to Annuity Transfer

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC
Section 1035 (a "1035 exchange").


Additional Tax on Net Investment Income

Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income ("MAGI") threshold.

Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (SEE CONTRACTS OWNED BY A TRUST OR CORPORATION BELOW).


DISTRIBUTIONS FROM QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o payments to certain individuals called up for active duty after September 11, 2001;

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental CODE SECTION 457(B) PLAN represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


Non-IRA contracts:

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).


Annuitization

Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.


Direct and Indirect Rollovers

Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

    (a)        a required minimum distribution,

    (b)        a hardship withdrawal, or

                                       57



    (c) a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.

The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:

     o     reaches age 59 1/2;

     o     severs employment with the employer;

     o     dies;

     o     becomes disabled (as defined in the IRC); or

     o     experiences a financial hardship (as defined in the IRC).*
*     In the case of hardship, the Owner can only withdraw Purchase Payments.

Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Annuity to Annuity Transfer (Tax-Sheltered Annuities)

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

REQUIRED MINIMUM DISTRIBUTIONS

Information in this section generally does not apply to Non-Qualified contracts.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.


COMMENCEMENT DATE

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


COMBINING DISTRIBUTIONS FROM MULTIPLE CONTRACTS

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.


AUTOMATIC WITHDRAWAL OPTION

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.


IMPACT OF OPTIONAL BENEFITS

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity


                                       58



income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies. You should consult your tax adviser for more information.

If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.


WITHHOLDING

Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code.


                                       59



You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.


FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

NON-QUALIFIED CONTRACTS

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING, OR PLEDGING A NON-QUALIFIED CONTRACT.

QUALIFIED CONTRACTS

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.

This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:

     o     the plan is not an unfunded deferred compensation plan; and

     o     the plan funding vehicle is not an IRA.

You should consult a tax advisor as to the availability of this exception.


DIVERSIFICATION AND INVESTOR CONTROL

DIVERSIFICATION

For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be "adequately diversified". Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.


INVESTOR CONTROL

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.

There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.


                                       60



While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.


OUR TAXES

The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR


AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("AGL Merger"). Before the AGL Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the AGL Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The AGL Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The AGL Merger also did not result in any adverse tax consequences for any contract Owners.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.

Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("US Life Merger"). Before the US Life Merger, contracts in New York were issued by First SunAmerica. Upon the US Life Merger, all contractual obligations of First SunAmerica became obligations of US Life.

The US Life Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The US Life Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.


American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest,


                                       61



the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and living benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


                                       62



THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS


We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. Despite our implementation of administrative and technical controls and other preventative actions to reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations,


                                       63


subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 23, 2019, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       64

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                       FISCAL
                                                                                        YEAR
                                                                    INCEPTION TO        ENDED
VARIABLE PORTFOLIOS                                                   12/31/11        12/31/12
================================================================= =============== ================
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class
2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$9.988       (a)$8.906
                                                                  (b)$9.759       (b)$8.664
 Ending AUV...................................................... (a)$8.906       (a)$10.103
                                                                     (b)$8.664        (b)$9.765
 Ending Number of AUs............................................ (a)177,519      (a)290,699
                                                                  (b)7,528        (b)7,316

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................   (a)$11.129       (a)$10.477
                                                                    (b)$10.862       (b)$10.182
 Ending AUV......................................................   (a)$10.477       (a)$11.610
                                                                    (b)$10.182       (b)$11.208
 Ending Number of AUs............................................ (a)656,986      (a)1,208,376
                                                                  (b)20,867       (b)38,551

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A
 Ending Number of AUs............................................ (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................   (a)$12.667       (a)$10.853
                                                                    (b)$12.345       (b)$10.518
 Ending AUV......................................................   (a)$10.853       (a)$12.105
                                                                    (b)$10.518       (b)$11.655
 Ending Number of AUs............................................ (a)8,327        (a)6,125
                                                                  (b)0            (b)5,115

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................   (a)$10.287        (a)$9.108
                                                                    (b)$10.105        (b)$8.908
 Ending AUV......................................................    (a)$9.108       (a)$10.654
                                                                     (b)$8.908       (b)$10.353
 Ending Number of AUs............................................ (a)900,238      (a)1,297,376
                                                                  (b)24,539       (b)34,051

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................   (a)$10.624        (a)$9.452
                                                                    (b)$10.444        (b)$9.251
 Ending AUV......................................................    (a)$9.452       (a)$10.631
                                                                     (b)$9.251       (b)$10.338
 Ending Number of AUs............................................ (a)1,018,501    (a)1,529,600
                                                                  (b)34,034       (b)45,163

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................    (a)$9.631        (a)$8.359
                                                                     (b)$9.478        (b)$8.191
 Ending AUV......................................................    (a)$8.359        (a)$9.216
                                                                     (b)$8.191        (b)$8.972
 Ending Number of AUs............................................ (a)497,844      (a)741,353
                                                                  (b)18,325       (b)28,294

------------------------------------------------------------------



                                                                        FISCAL            FISCAL            FISCAL
                                                                         YEAR              YEAR              YEAR
                                                                        ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                                    12/31/13          12/31/14          12/31/15
================================================================= ================= ================= =================
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.103        (a)$12.301        (a)$12.445
                                                                  (b)$9.765         (b)$11.813        (b)$11.873
 Ending AUV...................................................... (a)$12.301        (a)$12.445        (a)$11.480
                                                                      (b)$11.813        (b)$11.873        (b)$10.882
 Ending Number of AUs............................................ (a)331,169        (a)467,555        (a)481,158
                                                                  (b)6,909          (b)6,982          (b)7,045

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................     (a)$11.610        (a)$13.013        (a)$13.391
                                                                      (b)$11.208        (b)$12.482        (b)$12.761
 Ending AUV......................................................     (a)$13.013        (a)$13.391        (a)$12.242
                                                                      (b)$12.482        (b)$12.761        (b)$11.591
 Ending Number of AUs............................................ (a)1,365,338      (a)1,529,298      (a)1,403,361
                                                                  (b)29,521         (b)24,370         (b)19,936

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................     (a)$12.105        (a)$16.647        (a)$17.712
                                                                      (b)$11.655        (b)$15.924        (b)$16.834
 Ending AUV......................................................     (a)$16.647        (a)$17.712        (a)$18.250
                                                                      (b)$15.924        (b)$16.834        (b)$17.232
 Ending Number of AUs............................................ (a)8,567          (a)15,251         (a)25,556
                                                                  (b)5,015          (b)703            (b)636

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................     (a)$10.654        (a)$14.218        (a)$15.258
                                                                      (b)$10.353        (b)$13.727        (b)$14.635
 Ending AUV......................................................     (a)$14.218        (a)$15.258        (a)$14.078
                                                                      (b)$13.727        (b)$14.635        (b)$13.416
 Ending Number of AUs............................................ (a)1,248,721      (a)1,313,036      (a)1,309,537
                                                                  (b)35,897         (b)32,213         (b)30,633

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................     (a)$10.631        (a)$13.990        (a)$15.132
                                                                      (b)$10.338        (b)$13.516        (b)$14.525
 Ending AUV......................................................     (a)$13.990        (a)$15.132        (a)$14.391
                                                                      (b)$13.516        (b)$14.525        (b)$13.724
 Ending Number of AUs............................................ (a)1,474,893      (a)1,534,171      (a)1,472,134
                                                                  (b)42,628         (b)37,219         (b)34,731

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................      (a)$9.216        (a)$12.321        (a)$13.046
                                                                       (b)$8.972        (b)$11.917        (b)$12.537
 Ending AUV......................................................     (a)$12.321        (a)$13.046        (a)$12.466
                                                                      (b)$11.917        (b)$12.537        (b)$11.901
 Ending Number of AUs............................................ (a)689,830        (a)691,991        (a)659,092
                                                                  (b)26,711         (b)20,547         (b)19,367

------------------------------------------------------------------



                                                                        FISCAL            FISCAL            FISCAL
                                                                         YEAR              YEAR              YEAR
                                                                        ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                                    12/31/16          12/31/17          12/31/18
================================================================= ================= ================= =================
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.480        (a)$12.782        (a)$14.079
                                                                  (b)$10.882        (b)$12.037        (b)$13.173
 Ending AUV...................................................... (a)$12.782        (a)$14.079        (a)$12.511
                                                                      (b)$12.037        (b)$13.173        (b)$11.630
 Ending Number of AUs............................................ (a)432,411        (a)366,799        (a)266,749
                                                                  (b)7,000          (b)6,939          (b)7,213

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................     (a)$12.242        (a)$13.731        (a)$14.814
                                                                      (b)$11.591        (b)$12.917        (b)$13.845
 Ending AUV......................................................     (a)$13.731        (a)$14.814        (a)$13.943
                                                                      (b)$12.917        (b)$13.845        (b)$12.947
 Ending Number of AUs............................................ (a)1,308,435      (a)1,171,923      (a)947,500
                                                                  (b)17,231         (b)16,949         (b)14,724

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A                 (a)$9.895         (a)$9.781
                                                                  (b)N/A                 (b)$9.878         (b)$9.676
 Ending AUV......................................................      (a)$9.895         (a)$9.781         (a)$9.763
                                                                       (b)$9.878         (b)$9.676         (b)$9.595
 Ending Number of AUs............................................ (a)575,712        (a)427,788        (a)1,056,332
                                                                  (b)608,738        (b)0              (b)0

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................     (a)$18.250        (a)$18.314        (a)$22.884
                                                                      (b)$17.232        (b)$17.181        (b)$21.330
 Ending AUV......................................................     (a)$18.314        (a)$22.884        (a)$21.632
                                                                      (b)$17.181        (b)$21.330        (b)$20.031
 Ending Number of AUs............................................ (a)39,543         (a)51,023         (a)53,304
                                                                  (b)608            (b)540            (b)490

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................     (a)$14.078        (a)$16.201        (a)$18.737
                                                                      (b)$13.416        (b)$15.340        (b)$17.627
 Ending AUV......................................................     (a)$16.201        (a)$18.737        (a)$16.150
                                                                      (b)$15.340        (b)$17.627        (b)$15.094
 Ending Number of AUs............................................ (a)1,116,327      (a)989,958        (a)928,521
                                                                  (b)28,591         (b)27,998         (b)24,301

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................     (a)$14.391        (a)$16.907        (a)$18.965
                                                                      (b)$13.724        (b)$16.019        (b)$17.854
 Ending AUV......................................................     (a)$16.907        (a)$18.965        (a)$16.118
                                                                      (b)$16.019        (b)$17.854        (b)$15.074
 Ending Number of AUs............................................ (a)1,260,942      (a)1,136,916      (a)1,062,749
                                                                  (b)31,844         (b)31,208         (b)26,677

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................     (a)$12.466        (a)$14.361        (a)$16.017
                                                                      (b)$11.901        (b)$13.622        (b)$15.095
 Ending AUV......................................................     (a)$14.361        (a)$16.017        (a)$14.470
                                                                      (b)$13.622        (b)$15.095        (b)$13.548
 Ending Number of AUs............................................ (a)579,227        (a)530,955        (a)492,131
                                                                  (b)16,890         (b)16,667         (b)10,840

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                        FISCAL
                                                                                         YEAR
                                                                    INCEPTION TO         ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12
================================================================= ================ ================
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.189       (a)$10.026
                                                                  (b)$10.908        (b)$9.717
 Ending AUV...................................................... (a)$10.026       (a)$11.470
                                                                   (b)$9.717       (b)$11.044
 Ending Number of AUs............................................ (a)50,447        (a)80,861
                                                                  (b)43            (b)511

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.036       (a)$10.939
                                                                  (b)$12.811       (b)$10.704
 Ending AUV...................................................... (a)$10.939       (a)$12.729
                                                                  (b)$10.704       (b)$12.375
 Ending Number of AUs............................................ (a)1,232,094     (a)1,799,290
                                                                  (b)40,159        (b)48,638

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.940       (a)$11.243
                                                                  (b)$11.776       (b)$11.040
 Ending AUV...................................................... (a)$11.243       (a)$12.243
                                                                  (b)$11.040       (b)$11.944
 Ending Number of AUs............................................ (a)629,594       (a)942,310
                                                                  (b)2,805         (b)10,354

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.962       (a)$10.166
                                                                  (b)$11.751        (b)$9.943
 Ending AUV...................................................... (a)$10.166       (a)$11.486
                                                                   (b)$9.943       (b)$11.161
 Ending Number of AUs............................................ (a)99,664        (a)125,724
                                                                  (b)0             (b)1,853

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.797       (a)$10.489
                                                                  (b)$11.621       (b)$10.288
 Ending AUV...................................................... (a)$10.489       (a)$11.648
                                                                  (b)$10.288       (b)$11.350
 Ending Number of AUs............................................ (a)1,114,064     (a)1,649,263
                                                                  (b)18,125        (b)18,972

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.011       (a)$10.932
                                                                  (b)$11.829       (b)$10.719
 Ending AUV...................................................... (a)$10.932       (a)$12.018
                                                                  (b)$10.719       (b)$11.707
 Ending Number of AUs............................................ (a)1,171,855     (a)1,552,751
                                                                  (b)4,377         (b)12,900

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.805       (a)$10.058
                                                                  (b)$10.579        (b)$9.805
 Ending AUV...................................................... (a)$10.058       (a)$11.454
                                                                   (b)$9.805       (b)$11.094
 Ending Number of AUs............................................ (a)293,763       (a)585,000
                                                                  (b)1,370         (b)3,214

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.200       (a)$10.056
                                                                  (b)$11.986        (b)$9.837
 Ending AUV...................................................... (a)$10.056       (a)$12.090
                                                                   (b)$9.837       (b)$11.750
 Ending Number of AUs............................................ (a)1,480,635     (a)2,045,140
                                                                  (b)40,919        (b)47,918

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/13         12/31/14         12/31/15
================================================================= ================ ================ ================
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.470       (a)$15.469       (a)$17.328
                                                                  (b)$11.044       (b)$14.799       (b)$16.470
 Ending AUV...................................................... (a)$15.469       (a)$17.328       (a)$18.917
                                                                  (b)$14.799       (b)$16.470       (b)$17.863
 Ending Number of AUs............................................ (a)143,192       (a)194,270       (a)222,627
                                                                  (b)892           (b)11,122        (b)11,122

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.729       (a)$17.211       (a)$18.430
                                                                  (b)$12.375       (b)$16.624       (b)$17.686
 Ending AUV...................................................... (a)$17.211       (a)$18.430       (a)$17.028
                                                                  (b)$16.624       (b)$17.686       (b)$16.234
 Ending Number of AUs............................................ (a)1,644,759     (a)1,664,216     (a)1,633,718
                                                                  (b)45,722        (b)44,666        (b)42,438

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.243       (a)$13.426       (a)$13.909
                                                                  (b)$11.944       (b)$13.013       (b)$13.394
 Ending AUV...................................................... (a)$13.426       (a)$13.909       (a)$13.499
                                                                  (b)$13.013       (b)$13.394       (b)$12.916
 Ending Number of AUs............................................ (a)1,025,078     (a)1,091,659     (a)1,117,277
                                                                  (b)10,067        (b)9,783         (b)9,484

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.486       (a)$13.974       (a)$14.464
                                                                  (b)$11.161       (b)$13.492       (b)$13.875
 Ending AUV...................................................... (a)$13.974       (a)$14.464       (a)$13.962
                                                                  (b)$13.492       (b)$13.875       (b)$13.306
 Ending Number of AUs............................................ (a)107,541       (a)198,499       (a)235,508
                                                                  (b)1,853         (b)1,853         (b)6,947

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.648       (a)$13.440       (a)$13.900
                                                                  (b)$11.350       (b)$13.011       (b)$13.370
 Ending AUV...................................................... (a)$13.440       (a)$13.900       (a)$13.435
                                                                  (b)$13.011       (b)$13.370       (b)$12.838
 Ending Number of AUs............................................ (a)1,840,730     (a)1,910,909     (a)1,821,789
                                                                  (b)19,012        (b)19,010        (b)11,496

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.018       (a)$13.527       (a)$14.005
                                                                  (b)$11.707       (b)$13.092       (b)$13.467
 Ending AUV...................................................... (a)$13.527       (a)$14.005       (a)$13.550
                                                                  (b)$13.092       (b)$13.467       (b)$12.946
 Ending Number of AUs............................................ (a)1,638,148     (a)1,758,949     (a)1,731,031
                                                                  (b)11,393        (b)9,398         (b)3,977

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.454       (a)$13.900       (a)$14.366
                                                                  (b)$11.094       (b)$13.375       (b)$13.735
 Ending AUV...................................................... (a)$13.900       (a)$14.366       (a)$14.285
                                                                  (b)$13.375       (b)$13.735       (b)$13.569
 Ending Number of AUs............................................ (a)675,354       (a)901,208       (a)1,376,847
                                                                  (b)3,770         (b)3,989         (b)15,219

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.090       (a)$15.322       (a)$15.368
                                                                  (b)$11.750       (b)$14.795       (b)$14.743
 Ending AUV...................................................... (a)$15.322       (a)$15.368       (a)$16.123
                                                                  (b)$14.795       (b)$14.743       (b)$15.367
 Ending Number of AUs............................................ (a)2,040,139     (a)2,223,728     (a)2,070,453
                                                                  (b)46,504        (b)46,865        (b)39,513

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/16         12/31/17         12/31/18
================================================================= ================ ================ ================
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$18.917       (a)$19.084       (a)$24.718
                                                                  (b)$17.863       (b)$17.905       (b)$23.041
 Ending AUV...................................................... (a)$19.084       (a)$24.718       (a)$24.812
                                                                  (b)$17.905       (b)$23.041       (b)$22.977
 Ending Number of AUs............................................ (a)197,781       (a)164,589       (a)353,115
                                                                  (b)11,122        (b)11,122        (b)12,872

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.028       (a)$20.878       (a)$23.166
                                                                  (b)$16.234       (b)$19.777       (b)$21.802
 Ending AUV...................................................... (a)$20.878       (a)$23.166       (a)$19.293
                                                                  (b)$19.777       (b)$21.802       (b)$18.039
 Ending Number of AUs............................................ (a)1,377,897     (a)1,277,934     (a)1,186,643
                                                                  (b)38,886        (b)38,233        (b)33,933

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.499       (a)$13.974       (a)$15.193
                                                                  (b)$12.916       (b)$13.283       (b)$14.349
 Ending AUV...................................................... (a)$13.974       (a)$15.193       (a)$14.353
                                                                  (b)$13.283       (b)$14.349       (b)$13.468
 Ending Number of AUs............................................ (a)970,467       (a)965,950       (a)826,836
                                                                  (b)9,230         (b)6,534         (b)6,238

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.962       (a)$14.523       (a)$16.832
                                                                  (b)$13.306       (b)$13.751       (b)$15.835
 Ending AUV...................................................... (a)$14.523       (a)$16.832       (a)$15.363
                                                                  (b)$13.751       (b)$15.835       (b)$14.359
 Ending Number of AUs............................................ (a)230,356       (a)224,255       (a)204,764
                                                                  (b)0             (b)0             (b)0

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.435       (a)$13.962       (a)$15.815
                                                                  (b)$12.838       (b)$13.257       (b)$14.918
 Ending AUV...................................................... (a)$13.962       (a)$15.815       (a)$14.632
                                                                  (b)$13.257       (b)$14.918       (b)$13.713
 Ending Number of AUs............................................ (a)1,632,713     (a)1,526,983     (a)1,244,869
                                                                  (b)789           (b)772           (b)716

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.550       (a)$14.072       (a)$15.681
                                                                  (b)$12.946       (b)$13.357       (b)$14.789
 Ending AUV...................................................... (a)$14.072       (a)$15.681       (a)$14.658
                                                                  (b)$13.357       (b)$14.789       (b)$13.734
 Ending Number of AUs............................................ (a)1,618,752     (a)1,421,679     (a)1,169,937
                                                                  (b)3,850         (b)3,724         (b)3,592

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.285       (a)$15.330       (a)$17.476
                                                                  (b)$13.569       (b)$14.467       (b)$16.386
 Ending AUV...................................................... (a)$15.330       (a)$17.476       (a)$16.350
                                                                  (b)$14.467       (b)$16.386       (b)$15.230
 Ending Number of AUs............................................ (a)1,900,180     (a)1,914,384     (a)1,631,205
                                                                  (b)13,807        (b)13,791        (b)13,788

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.123       (a)$15.914       (a)$20.522
                                                                  (b)$15.367       (b)$15.070       (b)$19.309
 Ending AUV...................................................... (a)$15.914       (a)$20.522       (a)$18.312
                                                                  (b)$15.070       (b)$19.309       (b)$17.117
 Ending Number of AUs............................................ (a)2,003,049     (a)1,624,967     (a)1,478,314
                                                                  (b)38,041        (b)36,000        (b)27,973

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL
                                                                                       YEAR
                                                                   INCEPTION TO        ENDED
VARIABLE PORTFOLIOS                                                  12/31/11        12/31/12
================================================================= ============== ================
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.039      (a)$9.567
                                                                  (b)$10.849      (b)$9.362
 Ending AUV......................................................  (a)$9.567     (a)$11.062
                                                                   (b)$9.362     (b)$10.754
 Ending Number of AUs............................................ (a)745,046     (a)1,112,113
                                                                  (b)12,680      (b)38,718

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.079      (a)$9.102
                                                                   (b)$9.895      (b)$8.898
 Ending AUV......................................................  (a)$9.102     (a)$10.489
                                                                   (b)$8.898     (b)$10.187
 Ending Number of AUs............................................ (a)398,885     (a)657,512
                                                                  (b)28,827      (b)39,384

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION)
- SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)N/A          (a)$9.999
                                                                  (b)N/A          (b)$9.999
 Ending AUV...................................................... (a)N/A         (a)$10.058
                                                                  (b)N/A         (b)$10.037
 Ending Number of AUs............................................ (a)N/A         (a)143,318
                                                                  (b)N/A         (b)10

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.172      (a)$9.925
                                                                  (b)$10.911      (b)$9.656
 Ending AUV......................................................  (a)$9.925     (a)$10.495
                                                                   (b)$9.656     (b)$10.144
 Ending Number of AUs............................................ (a)27,510      (a)45,163
                                                                  (b)329         (b)543

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.805      (a)$9.662
                                                                   (b)$9.485      (b)$9.306
 Ending AUV......................................................  (a)$9.662      (a)$9.457
                                                                   (b)$9.306      (b)$9.049
 Ending Number of AUs............................................ (a)379,558     (a)460,646
                                                                  (b)1,515       (b)2,623

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.210     (a)$11.432
                                                                  (b)$10.942     (b)$11.113
 Ending AUV...................................................... (a)$11.432     (a)$12.767
                                                                  (b)$11.113     (b)$12.330
 Ending Number of AUs............................................ (a)87,341      (a)196,987
                                                                  (b)0           (b)4,922

------------------------------------------------------------------



                                                                       FISCAL           FISCAL            FISCAL
                                                                        YEAR             YEAR              YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/13         12/31/14          12/31/15
================================================================= ================ ================ =================
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.062       (a)$14.119       (a)$15.025
                                                                  (b)$10.754       (b)$13.637       (b)$14.418
 Ending AUV...................................................... (a)$14.119       (a)$15.025       (a)$15.745
                                                                  (b)$13.637       (b)$14.418       (b)$15.012
 Ending Number of AUs............................................ (a)1,244,332     (a)1,503,433     (a)1,640,290
                                                                  (b)39,313        (b)39,444        (b)17,314

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.489       (a)$13.734       (a)$14.898
                                                                  (b)$10.187       (b)$13.252       (b)$14.282
 Ending AUV...................................................... (a)$13.734       (a)$14.898       (a)$14.824
                                                                  (b)$13.252       (b)$14.282       (b)$14.120
 Ending Number of AUs............................................ (a)768,145       (a)1,061,410     (a)1,116,929
                                                                  (b)38,596        (b)36,292        (b)30,892

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST Class 3
Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$10.058       (a)$11.888       (a)$12.009
                                                                  (b)$10.037       (b)$11.778       (b)$11.820
 Ending AUV...................................................... (a)$11.888       (a)$12.009       (a)$11.653
                                                                  (b)$11.778       (b)$11.820       (b)$11.395
 Ending Number of AUs............................................ (a)2,694,428     (a)6,474,306     (a)13,107,453
                                                                  (b)N/A           (b)0             (b)0

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)$10.623
                                                                  (b)N/A           (b)N/A           (b)$10.579
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.708
                                                                  (b)N/A           (b)N/A           (b)$10.526
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)0
                                                                  (b)N/A           (b)N/A           (b)0

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.495       (a)$12.964       (a)$15.879
                                                                  (b)$10.144       (b)$12.450       (b)$15.151
 Ending AUV...................................................... (a)$12.964       (a)$15.879       (a)$17.151
                                                                  (b)$12.450       (b)$15.151       (b)$16.259
 Ending Number of AUs............................................ (a)55,503        (a)91,203        (a)153,060
                                                                  (b)4,435         (b)16,754        (b)16,211

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.457        (a)$9.255        (a)$9.056
                                                                   (b)$9.049        (b)$8.799        (b)$8.553
 Ending AUV......................................................  (a)$9.255        (a)$9.056        (a)$8.866
                                                                   (b)$8.799        (b)$8.553        (b)$8.320
 Ending Number of AUs............................................ (a)1,284,122     (a)1,125,616     (a)1,486,214
                                                                  (b)2,623         (b)2,623         (b)0

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.767       (a)$17.115       (a)$18.600
                                                                  (b)$12.330       (b)$16.423       (b)$17.731
 Ending AUV...................................................... (a)$17.115       (a)$18.600       (a)$18.627
                                                                  (b)$16.423       (b)$17.731       (b)$17.643
 Ending Number of AUs............................................ (a)276,051       (a)366,382       (a)456,527
                                                                  (b)4,918         (b)5,269         (b)5,265

------------------------------------------------------------------



                                                                        FISCAL            FISCAL            FISCAL
                                                                         YEAR              YEAR              YEAR
                                                                        ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                                    12/31/16          12/31/17          12/31/18
================================================================= ================= ================= =================
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.745        (a)$16.910        (a)$21.281
                                                                  (b)$15.012        (b)$16.018        (b)$20.029
 Ending AUV...................................................... (a)$16.910        (a)$21.281        (a)$20.822
                                                                  (b)$16.018        (b)$20.029        (b)$19.469
 Ending Number of AUs............................................ (a)1,670,581      (a)1,316,703      (a)1,082,831
                                                                  (b)13,795         (b)13,111         (b)10,954

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.824        (a)$16.217        (a)$19.466
                                                                  (b)$14.120        (b)$15.346        (b)$18.302
 Ending AUV...................................................... (a)$16.217        (a)$19.466        (a)$18.753
                                                                  (b)$15.346        (b)$18.302        (b)$17.517
 Ending Number of AUs............................................ (a)1,134,803      (a)971,460        (a)837,089
                                                                  (b)25,580         (b)25,157         (b)23,751

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$11.653        (a)$12.265        (a)$13.809
                                                                  (b)$11.395        (b)$11.916        (b)$13.330
 Ending AUV...................................................... (a)$12.265        (a)$13.809        (a)$12.885
                                                                  (b)$11.916        (b)$13.330        (b)$12.357
 Ending Number of AUs............................................ (a)16,240,251     (a)16,931,623     (a)16,090,535
                                                                  (b)0              (b)0              (b)0

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV................................................... (a)$10.708        (a)$11.193        (a)$11.687
                                                                  (b)$10.526        (b)$10.932        (b)$11.341
 Ending AUV...................................................... (a)$11.193        (a)$11.687        (a)$11.036
                                                                  (b)$10.932        (b)$11.341        (b)$10.639
 Ending Number of AUs............................................ (a)33,675         (a)69,201         (a)67,099
                                                                  (b)1,304          (b)1,304          (b)0

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A            (a)$10.364        (a)$11.426
                                                                  (b)N/A            (b)$10.340        (b)$11.284
 Ending AUV...................................................... (a)$10.364        (a)$11.426        (a)$10.592
                                                                  (b)$10.340        (b)$11.284        (b)$10.391
 Ending Number of AUs............................................ (a)4,707,947      (a)5,756,447      (a)5,436,039
                                                                  (b)813,462        (b)0              (b)0

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.151        (a)$19.661        (a)$26.081
                                                                  (b)$16.259        (b)$18.518        (b)$24.406
 Ending AUV...................................................... (a)$19.661        (a)$26.081        (a)$23.511
                                                                  (b)$18.518        (b)$24.406        (b)$21.858
 Ending Number of AUs............................................ (a)173,167        (a)175,773        (a)176,262
                                                                  (b)16,211         (b)16,211         (b)16,211

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$8.866         (a)$8.692         (a)$8.589
                                                                   (b)$8.320         (b)$8.104         (b)$7.956
 Ending AUV......................................................  (a)$8.692         (a)$8.589         (a)$8.552
                                                                   (b)$8.104         (b)$7.956         (b)$7.870
 Ending Number of AUs............................................ (a)1,505,726      (a)1,165,553      (a)1,403,110
                                                                  (b)0              (b)0              (b)0

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$18.627        (a)$21.554        (a)$25.129
                                                                  (b)$17.643        (b)$20.283        (b)$23.495
 Ending AUV...................................................... (a)$21.554        (a)$25.129        (a)$24.579
                                                                  (b)$20.283        (b)$23.495        (b)$22.831
 Ending Number of AUs............................................ (a)519,024        (a)447,997        (a)350,863
                                                                  (b)5,262          (b)5,258          (b)5,254

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                        FISCAL
                                                                                         YEAR
                                                                    INCEPTION TO         ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12
================================================================= ================ ================
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.837       (a)$13.996
                                                                  (b)$13.592       (b)$13.688
 Ending AUV...................................................... (a)$13.996       (a)$15.300
                                                                  (b)$13.688       (b)$14.866
 Ending Number of AUs............................................ (a)1,063,157     (a)1,897,016
                                                                  (b)32,170        (b)43,451

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$8.573        (a)$8.180
                                                                   (b)$8.416        (b)$7.996
 Ending AUV......................................................  (a)$8.180        (a)$9.409
                                                                   (b)$7.996        (b)$9.137
 Ending Number of AUs............................................ (a)743,450       (a)1,092,820
                                                                  (b)22,014        (b)25,688

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.256       (a)$10.031
                                                                  (b)$11.052        (b)$9.806
 Ending AUV...................................................... (a)$10.031       (a)$11.600
                                                                   (b)$9.806       (b)$11.267
 Ending Number of AUs............................................ (a)624,102       (a)877,338
                                                                  (b)18,449        (b)23,618

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.971       (a)$13.060
                                                                  (b)$12.725       (b)$12.758
 Ending AUV...................................................... (a)$13.060       (a)$13.312
                                                                  (b)$12.758       (b)$12.919
 Ending Number of AUs............................................ (a)471,346       (a)914,575
                                                                  (b)12,649        (b)20,815

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.030       (a)$11.069
                                                                  (b)$12.775       (b)$10.806
 Ending AUV...................................................... (a)$11.069       (a)$12.769
                                                                  (b)$10.806       (b)$12.384
 Ending Number of AUs............................................ (a)591,446       (a)794,851
                                                                  (b)17,251        (b)18,792

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.355       (a)$10.295
                                                                  (b)$11.141       (b)$10.056
 Ending AUV...................................................... (a)$10.295       (a)$11.237
                                                                  (b)$10.056       (b)$10.906
 Ending Number of AUs............................................ (a)300,055       (a)496,019
                                                                  (b)7,948         (b)18,012

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.201       (a)$10.675
                                                                  (b)$10.964       (b)$10.388
 Ending AUV...................................................... (a)$10.675       (a)$11.849
                                                                  (b)$10.388       (b)$11.457
 Ending Number of AUs............................................ (a)90,062        (a)148,436
                                                                  (b)0             (b)9,456

------------------------------------------------------------------



                                                                       FISCAL           FISCAL            FISCAL
                                                                        YEAR             YEAR              YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/13         12/31/14          12/31/15
================================================================= ================ ================ =================
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.300       (a)$15.223       (a)$15.803
                                                                  (b)$14.866       (b)$14.696       (b)$15.158
 Ending AUV...................................................... (a)$15.223       (a)$15.803       (a)$15.317
                                                                  (b)$14.696       (b)$15.158       (b)$14.595
 Ending Number of AUs............................................ (a)2,367,826     (a)2,784,115     (a)2,949,915
                                                                  (b)45,144        (b)44,643        (b)39,763

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.409        (a)$9.040       (a)$11.511
                                                                   (b)$9.137        (b)$8.722       (b)$11.034
 Ending AUV......................................................  (a)$9.040       (a)$11.511       (a)$11.501
                                                                   (b)$8.722       (b)$11.034       (b)$10.953
 Ending Number of AUs............................................ (a)1,338,597     (a)1,125,100     (a)977,110
                                                                  (b)26,999        (b)41,858        (b)39,806

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.600       (a)$15.409       (a)$15.122
                                                                  (b)$11.267       (b)$14.870       (b)$14.498
 Ending AUV...................................................... (a)$15.409       (a)$15.122       (a)$13.731
                                                                  (b)$14.870       (b)$14.498       (b)$13.080
 Ending Number of AUs............................................ (a)813,610       (a)884,736       (a)859,939
                                                                  (b)22,011        (b)21,606        (b)20,164

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.312       (a)$12.600       (a)$12.321
                                                                  (b)$12.919       (b)$12.149       (b)$11.803
 Ending AUV...................................................... (a)$12.600       (a)$12.321       (a)$11.742
                                                                  (b)$12.149       (b)$11.803       (b)$11.175
 Ending Number of AUs............................................ (a)1,285,604     (a)1,561,932     (a)1,553,565
                                                                  (b)21,994        (b)22,555        (b)21,555

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.769       (a)$17.264       (a)$17.571
                                                                  (b)$12.384       (b)$16.636       (b)$16.822
 Ending AUV...................................................... (a)$17.264       (a)$17.571       (a)$17.126
                                                                  (b)$16.636       (b)$16.822       (b)$16.290
 Ending Number of AUs............................................ (a)702,524       (a)682,466       (a)616,692
                                                                  (b)16,879        (b)16,530        (b)14,924

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A           (a)$10.995       (a)$11.707
                                                                  (b)N/A           (b)$10.976       (b)$11.658
 Ending AUV...................................................... (a)$10.995       (a)$11.707       (a)$11.254
                                                                  (b)$10.976       (b)$11.658       (b)$11.179
 Ending Number of AUs............................................ (a)1,302,475     (a)5,216,081     (a)13,234,200
                                                                  (b)361,832       (b)1,087,588     (b)2,434,854

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.237       (a)$14.853       (a)$16.210
                                                                  (b)$10.906       (b)$14.322       (b)$15.529
 Ending AUV...................................................... (a)$14.853       (a)$16.210       (a)$15.948
                                                                  (b)$14.322       (b)$15.529       (b)$15.179
 Ending Number of AUs............................................ (a)500,296       (a)591,570       (a)609,672
                                                                  (b)17,403        (b)12,615        (b)11,872

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.849       (a)$13.892       (a)$15.191
                                                                  (b)$11.457       (b)$13.345       (b)$14.498
 Ending AUV...................................................... (a)$13.892       (a)$15.191       (a)$14.909
                                                                  (b)$13.345       (b)$14.498       (b)$14.137
 Ending Number of AUs............................................ (a)155,360       (a)178,348       (a)234,051
                                                                  (b)9,128         (b)8,790         (b)19,241

------------------------------------------------------------------



                                                                        FISCAL            FISCAL            FISCAL
                                                                         YEAR              YEAR              YEAR
                                                                        ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                                    12/31/16          12/31/17          12/31/18
================================================================= ================= ================= =================
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.317        (a)$16.344        (a)$17.102
                                                                  (b)$14.595        (b)$15.474        (b)$16.087
 Ending AUV...................................................... (a)$16.344        (a)$17.102        (a)$16.305
                                                                  (b)$15.474        (b)$16.087        (b)$15.237
 Ending Number of AUs............................................ (a)3,479,714      (a)3,398,940      (a)2,751,297
                                                                  (b)37,719         (b)37,806         (b)29,818

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.501        (a)$12.258        (a)$12.676
                                                                  (b)$10.953        (b)$11.599        (b)$11.917
 Ending AUV...................................................... (a)$12.258        (a)$12.676        (a)$11.627
                                                                  (b)$11.599        (b)$11.917        (b)$10.859
 Ending Number of AUs............................................ (a)899,010        (a)854,590        (a)747,382
                                                                  (b)38,330         (b)38,456         (b)34,559

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.731        (a)$17.635        (a)$19.003
                                                                  (b)$13.080        (b)$16.690        (b)$17.868
 Ending AUV...................................................... (a)$17.635        (a)$19.003        (a)$16.259
                                                                  (b)$16.690        (b)$17.868        (b)$15.188
 Ending Number of AUs............................................ (a)687,011        (a)617,623        (a)572,380
                                                                  (b)18,436         (b)15,173         (b)12,484

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.742        (a)$11.672        (a)$12.233
                                                                  (b)$11.175        (b)$11.037        (b)$11.493
 Ending AUV...................................................... (a)$11.672        (a)$12.233        (a)$11.705
                                                                  (b)$11.037        (b)$11.493        (b)$10.925
 Ending Number of AUs............................................ (a)2,484,724      (a)2,288,944      (a)1,731,448
                                                                  (b)21,408         (b)20,641         (b)14,987

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.126        (a)$17.463        (a)$21.394
                                                                  (b)$16.290        (b)$16.503        (b)$20.086
 Ending AUV...................................................... (a)$17.463        (a)$21.394        (a)$19.986
                                                                  (b)$16.503        (b)$20.086        (b)$18.643
 Ending Number of AUs............................................ (a)574,803        (a)481,157        (a)417,337
                                                                  (b)13,300         (b)12,775         (b)11,030

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$11.254        (a)$12.161        (a)$13.157
                                                                  (b)$11.179        (b)$12.050        (b)$12.764
 Ending AUV...................................................... (a)$12.161        (a)$13.157        (a)$11.625
                                                                  (b)$12.050        (b)$12.764        (b)$11.204
 Ending Number of AUs............................................ (a)15,226,984     (a)15,919,035     (a)14,317,645
                                                                  (b)2,667,606      (b)0              (b)0

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.948        (a)$15.421        (a)$19.695
                                                                  (b)$15.179        (b)$14.583        (b)$18.504
 Ending AUV...................................................... (a)$15.421        (a)$19.695        (a)$19.573
                                                                  (b)$14.583        (b)$18.504        (b)$18.270
 Ending Number of AUs............................................ (a)511,242        (a)425,965        (a)366,410
                                                                  (b)11,519         (b)11,164         (b)10,158

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.909        (a)$15.677        (a)$17.623
                                                                  (b)$14.137        (b)$14.770        (b)$16.496
 Ending AUV...................................................... (a)$15.677        (a)$17.623        (a)$15.952
                                                                  (b)$14.770        (b)$16.496        (b)$14.835
 Ending Number of AUs............................................ (a)253,922        (a)246,406        (a)237,959
                                                                  (b)18,896         (b)18,565         (b)18,074

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                   FISCAL           FISCAL
                                                                                    YEAR             YEAR
                                                               INCEPTION TO         ENDED            ENDED
VARIABLE PORTFOLIOS                                              12/31/11         12/31/12         12/31/13
============================================================ ================ ================ ================
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$14.642       (a)$10.200       (a)$11.884
                                                             (b)$14.383        (b)$9.976       (b)$11.548
 Ending AUV................................................. (a)$10.200       (a)$11.884       (a)$11.266
                                                              (b)$9.976       (b)$11.548       (b)$10.877
 Ending Number of AUs....................................... (a)327,384       (a)498,607       (a)654,189
                                                             (b)10,455        (b)19,621        (b)19,333

-------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..............................................  (a)$9.825        (a)$9.549       (a)$10.657
                                                              (b)$9.559        (b)$9.249       (b)$10.256
 Ending AUV.................................................  (a)$9.549       (a)$10.657       (a)$13.778
                                                              (b)$9.249       (b)$10.256       (b)$13.174
 Ending Number of AUs....................................... (a)736,200       (a)1,234,560     (a)1,166,131
                                                             (b)28,708        (b)34,279        (b)32,896

-------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$10.487        (a)$8.470        (a)$9.713
                                                             (b)$10.241        (b)$8.236        (b)$9.384
 Ending AUV.................................................  (a)$8.470        (a)$9.713       (a)$12.028
                                                              (b)$8.236        (b)$9.384       (b)$11.545
 Ending Number of AUs....................................... (a)109,047       (a)117,636       (a)131,114
                                                             (b)7,715         (b)9,655         (b)9,294

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$12.874       (a)$13.282       (a)$13.980
                                                             (b)$12.648       (b)$12.992       (b)$13.586
 Ending AUV................................................. (a)$13.282       (a)$13.980       (a)$13.225
                                                             (b)$12.992       (b)$13.586       (b)$12.769
 Ending Number of AUs....................................... (a)2,124,454     (a)4,352,006     (a)5,398,597
                                                             (b)68,572        (b)86,919        (b)91,246

-------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$13.159       (a)$11.100       (a)$12.640
                                                             (b)$12.925       (b)$10.855       (b)$12.281
 Ending AUV................................................. (a)$11.100       (a)$12.640       (a)$17.663
                                                             (b)$10.855       (b)$12.281       (b)$17.051
 Ending Number of AUs....................................... (a)237,658       (a)368,702       (a)351,883
                                                             (b)5,916         (b)12,394        (b)11,578

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$10.512        (a)$9.269       (a)$10.250
                                                             (b)$10.317        (b)$9.057        (b)$9.952
 Ending AUV.................................................  (a)$9.269       (a)$10.250       (a)$13.446
                                                              (b)$9.057        (b)$9.952       (b)$12.970
 Ending Number of AUs....................................... (a)856,148       (a)1,362,439     (a)1,301,059
                                                             (b)27,682        (b)32,337        (b)30,268

-------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$11.224        (a)$9.798       (a)$10.727
                                                             (b)$10.988        (b)$9.551       (b)$10.388
 Ending AUV.................................................  (a)$9.798       (a)$10.727       (a)$14.101
                                                              (b)$9.551       (b)$10.388       (b)$13.567
 Ending Number of AUs....................................... (a)230,797       (a)276,058       (a)260,044
                                                             (b)3,852         (b)9,235         (b)8,959

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$11.300       (a)$10.107       (a)$11.816
                                                             (b)$11.078        (b)$9.866       (b)$11.459
 Ending AUV................................................. (a)$10.107       (a)$11.816       (a)$15.283
                                                              (b)$9.866       (b)$11.459       (b)$14.726
 Ending Number of AUs....................................... (a)952,691       (a)1,412,414     (a)1,392,590
                                                             (b)30,823        (b)35,985        (b)33,808

-------------------------------------------------------------



                                                                  FISCAL           FISCAL           FISCAL           FISCAL
                                                                   YEAR             YEAR             YEAR             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                              12/31/14         12/31/15         12/31/16         12/31/17
============================================================ ================ ================ ================ ================
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$11.266       (a)$10.404        (a)$8.750        (a)$9.505
                                                             (b)$10.877        (b)$9.979        (b)$8.339        (b)$9.000
 Ending AUV................................................. (a)$10.404        (a)$8.750        (a)$9.505       (a)$13.270
                                                              (b)$9.979        (b)$8.339        (b)$9.000       (b)$12.484
 Ending Number of AUs....................................... (a)798,078       (a)832,201       (a)741,808       (a)653,326
                                                             (b)18,028        (b)15,310        (b)14,835        (b)8,331

-------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$13.778       (a)$15.426       (a)$14.806       (a)$16.787
                                                             (b)$13.174       (b)$14.654       (b)$13.974       (b)$15.741
 Ending AUV................................................. (a)$15.426       (a)$14.806       (a)$16.787       (a)$19.485
                                                             (b)$14.654       (b)$13.974       (b)$15.741       (b)$18.153
 Ending Number of AUs....................................... (a)1,178,519     (a)1,163,435     (a)1,019,794     (a)863,256
                                                             (b)32,377        (b)30,296        (b)27,838        (b)27,120

-------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$12.028       (a)$12.297       (a)$11.917       (a)$12.356
                                                             (b)$11.545       (b)$11.727       (b)$11.291       (b)$11.631
 Ending AUV................................................. (a)$12.297       (a)$11.917       (a)$12.356       (a)$15.075
                                                             (b)$11.727       (b)$11.291       (b)$11.631       (b)$14.099
 Ending Number of AUs....................................... (a)191,460       (a)207,301       (a)187,461       (a)172,168
                                                             (b)8,652         (b)8,568         (b)8,545         (b)8,152

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$13.225       (a)$13.600       (a)$13.329       (a)$13.519
                                                             (b)$12.769       (b)$13.047       (b)$12.703       (b)$12.802
 Ending AUV................................................. (a)$13.600       (a)$13.329       (a)$13.519       (a)$13.789
                                                             (b)$13.047       (b)$12.703       (b)$12.802       (b)$12.973
 Ending Number of AUs....................................... (a)5,635,738     (a)5,355,923     (a)5,466,162     (a)5,199,988
                                                             (b)89,570        (b)79,627        (b)75,973        (b)76,740

-------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$17.663       (a)$19.284       (a)$19.485       (a)$19.158
                                                             (b)$17.051       (b)$18.495       (b)$18.567       (b)$18.137
 Ending AUV................................................. (a)$19.284       (a)$19.485       (a)$19.158       (a)$24.372
                                                             (b)$18.495       (b)$18.567       (b)$18.137       (b)$22.924
 Ending Number of AUs....................................... (a)393,550       (a)360,400       (a)353,063       (a)291,086
                                                             (b)7,157         (b)6,545         (b)6,261         (b)5,963

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$13.446       (a)$14.082       (a)$13.998       (a)$15.740
                                                             (b)$12.970       (b)$13.495       (b)$13.328       (b)$14.890
 Ending AUV................................................. (a)$14.082       (a)$13.998       (a)$15.740       (a)$18.622
                                                             (b)$13.495       (b)$13.328       (b)$14.890       (b)$17.503
 Ending Number of AUs....................................... (a)1,360,012     (a)1,249,823     (a)1,074,521     (a)897,588
                                                             (b)29,994        (b)27,826        (b)25,835        (b)24,950

-------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$14.101       (a)$15.484       (a)$15.859       (a)$16.550
                                                             (b)$13.567       (b)$14.802       (b)$15.062       (b)$15.617
 Ending AUV................................................. (a)$15.484       (a)$15.859       (a)$16.550       (a)$20.630
                                                             (b)$14.802       (b)$15.062       (b)$15.617       (b)$19.341
 Ending Number of AUs....................................... (a)329,598       (a)414,264       (a)425,370       (a)376,887
                                                             (b)4,706         (b)3,323         (b)3,284         (b)3,160

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$15.283       (a)$16.627       (a)$16.349       (a)$17.428
                                                             (b)$14.726       (b)$15.916       (b)$15.550       (b)$16.468
 Ending AUV................................................. (a)$16.627       (a)$16.349       (a)$17.428       (a)$21.105
                                                             (b)$15.916       (b)$15.550       (b)$16.468       (b)$19.815
 Ending Number of AUs....................................... (a)1,387,905     (a)1,332,986     (a)1,235,534     (a)1,027,018
                                                             (b)33,664        (b)31,169        (b)29,167        (b)28,139

-------------------------------------------------------------



                                                                  FISCAL
                                                                   YEAR
                                                                   ENDED
VARIABLE PORTFOLIOS                                              12/31/18
============================================================ ================
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$13.270
                                                             (b)$12.484
 Ending AUV................................................. (a)$10.497
                                                              (b)$9.811
 Ending Number of AUs....................................... (a)607,256
                                                             (b)8,406

-------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$19.485
                                                             (b)$18.153
 Ending AUV................................................. (a)$18.266
                                                             (b)$16.906
 Ending Number of AUs....................................... (a)746,270
                                                             (b)23,412

-------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$15.075
                                                             (b)$14.099
 Ending AUV................................................. (a)$13.150
                                                             (b)$12.219
 Ending Number of AUs....................................... (a)127,201
                                                             (b)6,694

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$13.789
                                                             (b)$12.973
 Ending AUV................................................. (a)$13.467
                                                             (b)$12.588
 Ending Number of AUs....................................... (a)4,263,012
                                                             (b)57,884

-------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$24.372
                                                             (b)$22.924
 Ending AUV................................................. (a)$22.744
                                                             (b)$21.253
 Ending Number of AUs....................................... (a)234,499
                                                             (b)5,665

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$18.622
                                                             (b)$17.503
 Ending AUV................................................. (a)$16.693
                                                             (b)$15.588
 Ending Number of AUs....................................... (a)923,661
                                                             (b)23,472

-------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$20.630
                                                             (b)$19.341
 Ending AUV................................................. (a)$19.177
                                                             (b)$17.862
 Ending Number of AUs....................................... (a)337,490
                                                             (b)2,637

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$21.105
                                                             (b)$19.815
 Ending AUV................................................. (a)$19.587
                                                             (b)$18.269
 Ending Number of AUs....................................... (a)934,427
                                                             (b)23,769

-------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL
                                                                                      YEAR
                                                                   INCEPTION TO      ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12
================================================================= ============== =============
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.046     (a)$10.484
                                                                  (b)$10.820     (b)$10.224
 Ending AUV...................................................... (a)$10.484     (a)$11.450
                                                                  (b)$10.224     (b)$11.094
 Ending Number of AUs............................................ (a)187,369     (a)298,580
                                                                  (b)8,241       (b)9,686

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.775      (a)$8.308
                                                                  (b)$10.565      (b)$8.111
 Ending AUV......................................................  (a)$8.308      (a)$9.566
                                                                   (b)$8.111      (b)$9.279
 Ending Number of AUs............................................ (a)121,633     (a)190,604
                                                                  (b)632         (b)757

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.139      (a)$9.482
                                                                   (b)$9.921      (b)$9.228
 Ending AUV......................................................  (a)$9.482     (a)$10.871
                                                                   (b)$9.228     (b)$10.531
 Ending Number of AUs............................................ (a)8,672       (a)28,602
                                                                  (b)0           (b)97

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3
Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.072     (a)$11.310
                                                                  (b)$11.745     (b)$10.959
 Ending AUV...................................................... (a)$11.310     (a)$12.423
                                                                  (b)$10.959     (b)$11.959
 Ending Number of AUs............................................ (a)28,820      (a)76,601
                                                                  (b)0           (b)804

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.437     (a)$11.077
                                                                  (b)$11.113     (b)$10.717
 Ending AUV...................................................... (a)$11.077     (a)$12.714
                                                                  (b)$10.717     (b)$12.222
 Ending Number of AUs............................................ (a)292,217     (a)570,168
                                                                  (b)10,508      (b)14,404

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$8.914      (a)$6.904
                                                                   (b)$8.726      (b)$6.725
 Ending AUV......................................................  (a)$6.904      (a)$8.216
                                                                   (b)$6.725      (b)$7.952
 Ending Number of AUs............................................ (a)41,854      (a)115,410
                                                                  (b)1,185       (b)1,073

------------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL            FISCAL
                                                                        YEAR             YEAR              YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/13         12/31/14          12/31/15
================================================================= ================ ================ =================
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.450       (a)$13.371       (a)$14.228
                                                                  (b)$11.094       (b)$12.871       (b)$13.607
 Ending AUV...................................................... (a)$13.371       (a)$14.228       (a)$13.896
                                                                  (b)$12.871       (b)$13.607       (b)$13.204
 Ending Number of AUs............................................ (a)381,227       (a)380,339       (a)408,744
                                                                  (b)9,466         (b)9,053         (b)8,069

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.566       (a)$11.323       (a)$10.170
                                                                   (b)$9.279       (b)$10.912        (b)$9.738
 Ending AUV...................................................... (a)$11.323       (a)$10.170       (a)$10.006
                                                                  (b)$10.912        (b)$9.738        (b)$9.518
 Ending Number of AUs............................................ (a)227,630       (a)311,855       (a)325,812
                                                                  (b)738           (b)717           (b)694

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.871       (a)$13.998       (a)$15.169
                                                                  (b)$10.531       (b)$13.475       (b)$14.508
 Ending AUV...................................................... (a)$13.998       (a)$15.169       (a)$15.330
                                                                  (b)$13.475       (b)$14.508       (b)$14.567
 Ending Number of AUs............................................ (a)72,654        (a)145,009       (a)165,314
                                                                  (b)94            (b)666           (b)663

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.423       (a)$14.370       (a)$15.152
                                                                  (b)$11.959       (b)$13.745       (b)$14.398
 Ending AUV...................................................... (a)$14.370       (a)$15.152       (a)$14.610
                                                                  (b)$13.745       (b)$14.398       (b)$13.794
 Ending Number of AUs............................................ (a)104,648       (a)105,471       (a)159,428
                                                                  (b)840           (b)822           (b)795

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A           (a)$10.809       (a)$11.294
                                                                  (b)N/A           (b)$10.791       (b)$11.247
 Ending AUV...................................................... (a)$10.809       (a)$11.294       (a)$10.684
                                                                  (b)$10.791       (b)$11.247       (b)$10.613
 Ending Number of AUs............................................ (a)1,264,158     (a)4,872,931     (a)11,352,062
                                                                  (b)347,438       (b)1,017,764     (b)2,049,616

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.714       (a)$13.462       (a)$13.321
                                                                  (b)$12.222       (b)$12.857       (b)$12.640
 Ending AUV...................................................... (a)$13.462       (a)$13.321       (a)$12.509
                                                                  (b)$12.857       (b)$12.640       (b)$11.792
 Ending Number of AUs............................................ (a)658,466       (a)635,481       (a)601,729
                                                                  (b)14,572        (b)14,631        (b)10,511

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$8.216        (a)$9.839        (a)$8.741
                                                                   (b)$7.952        (b)$9.462        (b)$8.351
 Ending AUV......................................................  (a)$9.839        (a)$8.741        (a)$8.439
                                                                   (b)$9.462        (b)$8.351        (b)$8.011
 Ending Number of AUs............................................ (a)157,580       (a)197,278       (a)211,666
                                                                  (b)1,073         (b)1,073         (b)970

------------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------



                                                                        FISCAL            FISCAL            FISCAL
                                                                         YEAR              YEAR              YEAR
                                                                        ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                                    12/31/16          12/31/17          12/31/18
================================================================= ================= ================= =================
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.896        (a)$14.872        (a)$16.377
                                                                  (b)$13.204        (b)$14.040        (b)$15.361
 Ending AUV...................................................... (a)$14.872        (a)$16.377        (a)$15.142
                                                                  (b)$14.040        (b)$15.361        (b)$14.110
 Ending Number of AUs............................................ (a)493,429        (a)445,507        (a)373,928
                                                                  (b)8,151          (b)8,044          (b)7,836

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.006         (a)$9.626        (a)$11.811
                                                                   (b)$9.518         (b)$9.098        (b)$11.091
 Ending AUV......................................................  (a)$9.626        (a)$11.811         (a)$9.974
                                                                   (b)$9.098        (b)$11.091         (b)$9.305
 Ending Number of AUs............................................ (a)302,100        (a)246,569        (a)242,143
                                                                  (b)672            (b)651            (b)628

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.330        (a)$16.796        (a)$19.261
                                                                  (b)$14.567        (b)$15.857        (b)$18.067
 Ending AUV...................................................... (a)$16.796        (a)$19.261        (a)$17.406
                                                                  (b)$15.857        (b)$18.067        (b)$16.220
 Ending Number of AUs............................................ (a)183,188        (a)154,069        (a)143,628
                                                                  (b)660            (b)657            (b)654

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.610        (a)$15.881        (a)$17.726
                                                                  (b)$13.794        (b)$14.896        (b)$16.520
 Ending AUV...................................................... (a)$15.881        (a)$17.726        (a)$16.603
                                                                  (b)$14.896        (b)$16.520        (b)$15.373
 Ending Number of AUs............................................ (a)146,546        (a)139,757        (a)84,281
                                                                  (b)702            (b)697            (b)638

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$10.684        (a)$11.222        (a)$12.826
                                                                  (b)$10.613        (b)$11.120        (b)$12.443
 Ending AUV...................................................... (a)$11.222        (a)$12.826        (a)$11.710
                                                                  (b)$11.120        (b)$12.443        (b)$11.286
 Ending Number of AUs............................................ (a)14,931,578     (a)14,920,915     (a)13,777,166
                                                                  (b)2,544,463      (b)0              (b)0

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.509        (a)$14.514        (a)$15.628
                                                                  (b)$11.792        (b)$13.594        (b)$14.543
 Ending AUV...................................................... (a)$14.514        (a)$15.628        (a)$14.747
                                                                  (b)$13.594        (b)$14.543        (b)$13.634
 Ending Number of AUs............................................ (a)643,376        (a)578,489        (a)487,654
                                                                  (b)9,726          (b)9,722          (b)8,424

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$8.439         (a)$8.405        (a)$10.267
                                                                   (b)$8.011         (b)$7.927         (b)$9.621
 Ending AUV......................................................  (a)$8.405        (a)$10.267         (a)$8.299
                                                                   (b)$7.927         (b)$9.621         (b)$7.726
 Ending Number of AUs............................................ (a)218,739        (a)190,279        (a)173,328
                                                                  (b)917            (b)917            (b)916

------------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A            (a)$10.809        (a)$12.025
                                                                  (b)N/A            (b)$10.743        (b)$11.875
 Ending AUV...................................................... (a)$10.809        (a)$12.025        (a)$10.760
                                                                  (b)$10.743        (b)$11.875        (b)$10.557
 Ending Number of AUs............................................ (a)4,713,601      (a)5,645,537      (a)4,379,655
                                                                  (b)1,075          (b)1,075          (b)0

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.



                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                         FISCAL
                                                                                          YEAR
                                                                    INCEPTION TO         ENDED
VARIABLE PORTFOLIOS                                                   12/31/11          12/31/12
================================================================= ================ =================
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.612        (a)$8.218
                                                                  (b)$10.423        (b)$8.037
 Ending AUV......................................................  (a)$8.218        (a)$9.643
                                                                   (b)$8.037        (b)$9.369
 Ending Number of AUs............................................ (a)1,891,341     (a)2,611,227
                                                                  (b)53,537        (b)60,391

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)N/A            (a)$9.999
                                                                  (b)N/A            (b)$9.999
 Ending AUV...................................................... (a)N/A           (a)$10.506
                                                                  (b)N/A           (b)$10.435
 Ending Number of AUs............................................ (a)N/A           (a)47,782,700
                                                                  (b)N/A           (b)58,551

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)N/A            (a)$9.999
                                                                  (b)N/A            (b)$9.999
 Ending AUV...................................................... (a)N/A           (a)$10.409
                                                                  (b)N/A           (b)$10.366
 Ending Number of AUs............................................ (a)N/A           (a)5,651,792
                                                                  (b)N/A           (b)10

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.590       (a)$11.735
                                                                  (b)$14.293       (b)$11.446
 Ending AUV...................................................... (a)$11.735       (a)$14.265
                                                                  (b)$11.446       (b)$13.824
 Ending Number of AUs............................................ (a)588,419       (a)933,631
                                                                  (b)15,118        (b)24,212

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.492       (a)$11.973
                                                                  (b)$11.297       (b)$11.719
 Ending AUV...................................................... (a)$11.973       (a)$12.193
                                                                  (b)$11.719       (b)$11.857
 Ending Number of AUs............................................ (a)824,710       (a)1,570,864
                                                                  (b)23,038        (b)32,393

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.594       (a)$11.812
                                                                  (b)$11.441       (b)$11.606
 Ending AUV...................................................... (a)$11.812       (a)$12.059
                                                                  (b)$11.606       (b)$11.772
 Ending Number of AUs............................................ (a)1,020,017     (a)1,957,459
                                                                  (b)28,615        (b)36,941

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.245        (a)$8.080
                                                                   (b)$9.046        (b)$7.866
 Ending AUV......................................................  (a)$8.080        (a)$9.214
                                                                   (b)$7.866        (b)$8.912
 Ending Number of AUs............................................ (a)47,532        (a)64,002
                                                                  (b)826           (b)7,117

------------------------------------------------------------------



                                                                        FISCAL             FISCAL             FISCAL
                                                                         YEAR               YEAR               YEAR
                                                                         ENDED              ENDED              ENDED
VARIABLE PORTFOLIOS                                                    12/31/13           12/31/14           12/31/15
================================================================= ================== ================== ==================
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A             (a)N/A             (a)N/A
                                                                  (b)N/A             (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A             (a)N/A             (a)N/A
                                                                  (b)N/A             (b)N/A             (b)N/A
 Ending Number of AUs............................................ (a)N/A             (a)N/A             (a)N/A
                                                                  (b)N/A             (b)N/A             (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.643         (a)$11.676         (a)$10.684
                                                                   (b)$9.369         (b)$11.271         (b)$10.246
 Ending AUV...................................................... (a)$11.676         (a)$10.684          (a)$9.996
                                                                  (b)$11.271         (b)$10.246          (b)$9.525
 Ending Number of AUs............................................ (a)2,639,927       (a)3,050,176       (a)2,938,286
                                                                  (b)61,529          (b)62,747          (b)58,718

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$10.506         (a)$12.105         (a)$12.422
                                                                  (b)$10.435         (b)$11.946         (b)$12.179
 Ending AUV...................................................... (a)$12.105         (a)$12.422         (a)$11.589
                                                                  (b)$11.946         (b)$12.179         (b)$11.288
 Ending Number of AUs............................................ (a)109,114,636     (a)159,389,149     (a)182,440,112
                                                                  (b)56,880          (b)56,880          (b)56,880

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$10.409         (a)$12.036         (a)$12.349
                                                                  (b)$10.366         (b)$11.900         (b)$12.130
 Ending AUV...................................................... (a)$12.036         (a)$12.349         (a)$11.489
                                                                  (b)$11.900         (b)$12.130         (b)$11.213
 Ending Number of AUs............................................ (a)47,465,403      (a)99,101,538      (a)120,770,674
                                                                  (b)0               (b)0               (b)0

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.265         (a)$19.011         (a)$21.497
                                                                  (b)$13.824         (b)$18.305         (b)$20.565
 Ending AUV...................................................... (a)$19.011         (a)$21.497         (a)$22.934
                                                                  (b)$18.305         (b)$20.565         (b)$21.797
 Ending Number of AUs............................................ (a)974,955         (a)1,017,918       (a)990,597
                                                                  (b)23,184          (b)28,801          (b)27,490

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.193         (a)$11.714         (a)$12.088
                                                                  (b)$11.857         (b)$11.318         (b)$11.603
 Ending AUV...................................................... (a)$11.714         (a)$12.088         (a)$11.925
                                                                  (b)$11.318         (b)$11.603         (b)$11.372
 Ending Number of AUs............................................ (a)2,003,392       (a)2,182,816       (a)2,585,470
                                                                  (b)34,112          (b)34,292          (b)32,362

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.059         (a)$11.241         (a)$11.238
                                                                  (b)$11.772         (b)$10.902         (b)$10.828
 Ending AUV...................................................... (a)$11.241         (a)$11.238         (a)$10.904
                                                                  (b)$10.902         (b)$10.828         (b)$10.438
 Ending Number of AUs............................................ (a)2,622,881       (a)2,862,419       (a)2,943,802
                                                                  (b)38,280          (b)37,357          (b)35,038

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.214         (a)$12.923         (a)$12.750
                                                                   (b)$8.912         (b)$12.420         (b)$12.174
 Ending AUV...................................................... (a)$12.923         (a)$12.750         (a)$12.361
                                                                  (b)$12.420         (b)$12.174         (b)$11.726
 Ending Number of AUs............................................ (a)106,525         (a)176,666         (a)175,016
                                                                  (b)7,045           (b)6,970           (b)5,540

------------------------------------------------------------------



                                                                        FISCAL             FISCAL             FISCAL
                                                                         YEAR               YEAR               YEAR
                                                                         ENDED              ENDED              ENDED
VARIABLE PORTFOLIOS                                                    12/31/16           12/31/17           12/31/18
================================================================= ================== ================== ==================
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A             (a)$10.553         (a)$12.345
                                                                  (b)N/A             (b)$10.489         (b)$12.190
 Ending AUV...................................................... (a)$10.553         (a)$12.345         (a)$11.279
                                                                  (b)$10.489         (b)$12.190         (b)$11.066
 Ending Number of AUs............................................ (a)6,293,817       (a)8,129,307       (a)8,947,999
                                                                  (b)2,104           (b)2,104           (b)0

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.996          (a)$9.947         (a)$11.884
                                                                   (b)$9.525          (b)$9.416         (b)$11.178
 Ending AUV......................................................  (a)$9.947         (a)$11.884          (a)$9.777
                                                                   (b)$9.416         (b)$11.178          (b)$9.136
 Ending Number of AUs............................................ (a)2,840,396       (a)2,345,384       (a)2,263,006
                                                                  (b)53,888          (b)51,785          (b)43,459

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$11.589         (a)$11.913         (a)$14.056
                                                                  (b)$11.288         (b)$11.530         (b)$13.516
 Ending AUV...................................................... (a)$11.913         (a)$14.056         (a)$12.882
                                                                  (b)$11.530         (b)$13.516         (b)$12.306
 Ending Number of AUs............................................ (a)162,160,805     (a)142,067,440     (a)126,267,541
                                                                  (b)56,880          (b)0               (b)0

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$11.489         (a)$11.883         (a)$13.836
                                                                  (b)$11.213         (b)$11.523         (b)$13.329
 Ending AUV...................................................... (a)$11.883         (a)$13.836         (a)$12.630
                                                                  (b)$11.523         (b)$13.329         (b)$12.088
 Ending Number of AUs............................................ (a)109,578,131     (a)97,499,085      (a)85,041,891
                                                                  (b)0               (b)0               (b)0

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$22.934         (a)$22.950         (a)$29.901
                                                                  (b)$21.797         (b)$21.671         (b)$28.053
 Ending AUV...................................................... (a)$22.950         (a)$29.901         (a)$29.117
                                                                  (b)$21.671         (b)$28.053         (b)$27.140
 Ending Number of AUs............................................ (a)963,727         (a)783,307         (a)689,511
                                                                  (b)22,701          (b)22,070          (b)21,607

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.925         (a)$11.872         (a)$12.000
                                                                  (b)$11.372         (b)$11.249         (b)$11.297
 Ending AUV...................................................... (a)$11.872         (a)$12.000         (a)$11.778
                                                                  (b)$11.249         (b)$11.297         (b)$11.016
 Ending Number of AUs............................................ (a)3,085,996       (a)2,669,439       (a)2,101,141
                                                                  (b)27,172          (b)27,430          (b)20,951

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.904         (a)$11.123         (a)$11.152
                                                                  (b)$10.438         (b)$10.579         (b)$10.539
 Ending AUV...................................................... (a)$11.123         (a)$11.152         (a)$10.946
                                                                  (b)$10.579         (b)$10.539         (b)$10.277
 Ending Number of AUs............................................ (a)2,933,295       (a)2,798,613       (a)2,493,541
                                                                  (b)33,599          (b)33,964          (b)24,434

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.361         (a)$13.025         (a)$16.561
                                                                  (b)$11.726         (b)$12.276         (b)$15.508
 Ending AUV...................................................... (a)$13.025         (a)$16.561         (a)$15.145
                                                                  (b)$12.276         (b)$15.508         (b)$14.089
 Ending Number of AUs............................................ (a)146,437         (a)92,460          (a)72,781
                                                                  (b)5,461           (b)1,522           (b)1,265

------------------------------------------------------------------



        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                                     ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL          FISCAL          FISCAL
                                                                                       YEAR            YEAR            YEAR
                                                                   INCEPTION TO       ENDED           ENDED           ENDED
                                                                     12/31/11        12/31/12        12/31/13        12/31/14
                                                                  ============== =============== =============== ===============
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$9.988      (a)$8.906       (a)$10.103      (a)$12.301
                                                                  (b)$9.887      (b)$8.801       (b)$9.959       (b)$12.096
 Ending AUV...................................................... (a)$8.906      (a)$10.103      (a)$12.301      (a)$12.445
                                                                   (b)$8.801        (b)$9.959      (b)$12.096      (b)$12.206
 Ending Number of AUs............................................ (a)1,691       (a)1,637        (a)1,566        (a)2,075
                                                                  (b)0           (b)2,209        (b)3,325        (b)8,616

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.129       (a)$10.477      (a)$11.610      (a)$13.013
                                                                  (b)$10.995       (b)$10.334      (b)$11.422      (b)$12.771
 Ending AUV...................................................... (a)$10.477       (a)$11.610      (a)$13.013      (a)$13.391
                                                                  (b)$10.334       (b)$11.422      (b)$12.771      (b)$13.109
 Ending Number of AUs............................................ (a)52,948      (a)76,572       (a)104,065      (a)124,725
                                                                  (b)17,743      (b)29,131       (b)34,893       (b)64,760

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A         (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A         (b)N/A          (b)N/A          (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A         (b)N/A          (b)N/A          (b)N/A

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.667       (a)$10.853      (a)$12.105      (a)$16.647
                                                                  (b)$12.549       (b)$10.733      (b)$11.942      (b)$16.382
 Ending AUV...................................................... (a)$10.853       (a)$12.105      (a)$16.647      (a)$17.712
                                                                  (b)$10.733       (b)$11.942      (b)$16.382      (b)$17.386
 Ending Number of AUs............................................ (a)2,808       (a)3,036        (a)1,001        (a)965
                                                                  (b)3,151       (b)3,111        (b)4,254        (b)4,355

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.287        (a)$9.108      (a)$10.654      (a)$14.218
                                                                  (b)$10.191        (b)$9.008      (b)$10.511      (b)$13.991
 Ending AUV......................................................  (a)$9.108       (a)$10.654      (a)$14.218      (a)$15.258
                                                                   (b)$9.008       (b)$10.511      (b)$13.991      (b)$14.977
 Ending Number of AUs............................................ (a)13,812      (a)30,060       (a)26,504       (a)28,880
                                                                  (b)24,856      (b)41,887       (b)40,081       (b)43,692

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.624        (a)$9.452      (a)$10.631      (a)$13.990
                                                                  (b)$10.535        (b)$9.357      (b)$10.498      (b)$13.780
 Ending AUV......................................................  (a)$9.452       (a)$10.631      (a)$13.990      (a)$15.132
                                                                   (b)$9.357       (b)$10.498      (b)$13.780      (b)$14.868
 Ending Number of AUs............................................ (a)17,639      (a)30,862       (a)28,227       (a)40,683
                                                                  (b)33,415      (b)59,143       (b)57,812       (b)60,718

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.631        (a)$8.359       (a)$9.216      (a)$12.321
                                                                   (b)$9.559        (b)$8.282       (b)$9.108      (b)$12.146
 Ending AUV......................................................  (a)$8.359        (a)$9.216      (a)$12.321      (a)$13.046
                                                                   (b)$8.282        (b)$9.108      (b)$12.146      (b)$12.830
 Ending Number of AUs............................................ (a)11,079      (a)19,341       (a)21,441       (a)27,064
                                                                  (b)16,111      (b)26,825       (b)27,287       (b)25,702

------------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.189       (a)$10.026      (a)$11.470      (a)$15.469
                                                                  (b)$11.038        (b)$9.875      (b)$11.269      (b)$15.160
 Ending AUV...................................................... (a)$10.026       (a)$11.470      (a)$15.469      (a)$17.328
                                                                   (b)$9.875       (b)$11.269      (b)$15.160      (b)$16.939
 Ending Number of AUs............................................ (a)9           (a)34           (a)8,650        (a)27,298
                                                                  (b)776         (b)6,150        (b)6,564        (b)6,665

------------------------------------------------------------------



                                                                       FISCAL           FISCAL          FISCAL          FISCAL
                                                                        YEAR             YEAR            YEAR            YEAR
                                                                        ENDED           ENDED           ENDED           ENDED
                                                                      12/31/15         12/31/16        12/31/17        12/31/18
                                                                  ================ =============== =============== ===============
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS
  ALLOCATION VIP FUND) - FTVIPT Class 2
Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.445       (a)$11.480      (a)$12.782      (a)$14.079
                                                                  (b)$12.206       (b)$11.232      (b)$12.474      (b)$13.173
 Ending AUV...................................................... (a)$11.480       (a)$12.782      (a)$14.079      (a)$12.511
                                                                     (b)$11.232      (b)$12.474      (b)$13.173      (b)$11.630
 Ending Number of AUs............................................ (a)5,676         (a)5,376        (a)5,303        (a)7,700
                                                                  (b)8,938         (b)8,335        (b)0            (b)0

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................    (a)$13.391      (a)$12.242      (a)$13.731      (a)$14.814
                                                                     (b)$13.109      (b)$11.955      (b)$13.376      (b)$13.845
 Ending AUV......................................................    (a)$12.242      (a)$13.731      (a)$14.814      (a)$13.943
                                                                     (b)$11.955      (b)$13.376      (b)$13.845      (b)$12.947
 Ending Number of AUs............................................ (a)137,841       (a)125,553      (a)122,456      (a)113,782
                                                                  (b)59,728        (b)34,003       (b)0            (b)0

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service
  Class
Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A           (a)N/A             (a)$9.895       (a)$9.781
                                                                  (b)N/A           (b)N/A             (b)$9.878       (b)$9.676
 Ending AUV...................................................... (a)N/A              (a)$9.895       (a)$9.781       (a)$9.763
                                                                  (b)N/A              (b)$9.878       (b)$9.676       (b)$9.595
 Ending Number of AUs............................................ (a)N/A           (a)3,170        (a)53,220       (a)92,618
                                                                  (b)N/A           (b)3,624        (b)0            (b)0

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................    (a)$17.712      (a)$18.250      (a)$18.314      (a)$22.884
                                                                     (b)$17.386      (b)$17.869      (b)$17.888      (b)$21.330
 Ending AUV......................................................    (a)$18.250      (a)$18.314      (a)$22.884      (a)$21.632
                                                                     (b)$17.869      (b)$17.888      (b)$21.330      (b)$20.031
 Ending Number of AUs............................................ (a)6,632         (a)22,766       (a)22,691       (a)22,661
                                                                  (b)4,003         (b)4,221        (b)0            (b)0

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................    (a)$15.258      (a)$14.078      (a)$16.201      (a)$18.737
                                                                     (b)$14.977      (b)$13.785      (b)$15.824      (b)$17.627
 Ending AUV......................................................    (a)$14.078      (a)$16.201      (a)$18.737      (a)$16.150
                                                                     (b)$13.785      (b)$15.824      (b)$17.627      (b)$15.094
 Ending Number of AUs............................................ (a)34,026        (a)32,404       (a)31,310       (a)24,362
                                                                  (b)49,212        (b)48,270       (b)0            (b)0

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................    (a)$15.132      (a)$14.391      (a)$16.907      (a)$18.965
                                                                     (b)$14.868      (b)$14.105      (b)$16.529      (b)$17.854
 Ending AUV......................................................    (a)$14.391      (a)$16.907      (a)$18.965      (a)$16.118
                                                                     (b)$14.105      (b)$16.529      (b)$17.854      (b)$15.074
 Ending Number of AUs............................................ (a)44,579        (a)43,545       (a)42,640       (a)35,902
                                                                  (b)65,857        (b)62,594       (b)0            (b)0

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................    (a)$13.046      (a)$12.466      (a)$14.361      (a)$16.017
                                                                     (b)$12.830      (b)$12.228      (b)$14.052      (b)$15.095
 Ending AUV......................................................    (a)$12.466      (a)$14.361      (a)$16.017      (a)$14.470
                                                                     (b)$12.228      (b)$14.052      (b)$15.095      (b)$13.548
 Ending Number of AUs............................................ (a)27,807        (a)24,758       (a)23,413       (a)16,624
                                                                  (b)24,968        (b)22,066       (b)0            (b)0

------------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................    (a)$17.328      (a)$18.917      (a)$19.084      (a)$24.718
                                                                     (b)$16.939      (b)$18.446      (b)$18.563      (b)$23.041
 Ending AUV......................................................    (a)$18.917      (a)$19.084      (a)$24.718      (a)$24.812
                                                                     (b)$18.446      (b)$18.563      (b)$23.041      (b)$22.977
 Ending Number of AUs............................................ (a)19.433        (a)5,325        (a)5,159        (a)33,062
                                                                  (b)6,013         (b)6,362        (b)0            (b)0

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
                                                                     12/31/11       12/31/12      12/31/13
                                                                  ============== ============= =============
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.036     (a)$10.939    (a)$12.729
                                                                  (b)$12.907     (b)$10.812    (b)$12.550
 Ending AUV...................................................... (a)$10.939     (a)$12.729    (a)$17.211
                                                                  (b)$10.812     (b)$12.550    (b)$16.927
 Ending Number of AUs............................................ (a)35,418      (a)54,731     (a)50,722
                                                                  (b)43,641      (b)71,292     (b)71,474

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.940     (a)$11.243    (a)$12.243
                                                                  (b)$11.883     (b)$11.171    (b)$12.134
 Ending AUV...................................................... (a)$11.243     (a)$12.243    (a)$13.426
                                                                  (b)$11.171     (b)$12.134    (b)$13.273
 Ending Number of AUs............................................ (a)31,417      (a)39,992     (a)66,151
                                                                  (b)16,035      (b)15,915     (b)15,882

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.962     (a)$10.166    (a)$11.486
                                                                  (b)$11.881     (b)$10.079    (b)$11.360
 Ending AUV...................................................... (a)$10.166     (a)$11.486    (a)$13.974
                                                                  (b)$10.079     (b)$11.360    (b)$13.787
 Ending Number of AUs............................................ (a)7,306       (a)7,120      (a)6,488
                                                                  (b)0           (b)0          (b)8,574

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.797     (a)$10.489    (a)$11.648
                                                                  (b)$11.730     (b)$10.412    (b)$11.533
 Ending AUV...................................................... (a)$10.489     (a)$11.648    (a)$13.440
                                                                  (b)$10.412     (b)$11.533    (b)$13.274
 Ending Number of AUs............................................ (a)17,788      (a)61,145     (a)81,827
                                                                  (b)2,398       (b)12,862     (b)16,349

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.011     (a)$10.932    (a)$12.018
                                                                  (b)$11.942     (b)$10.850    (b)$11.898
 Ending AUV...................................................... (a)$10.932     (a)$12.018    (a)$13.527
                                                                  (b)$10.850     (b)$11.898    (b)$13.359
 Ending Number of AUs............................................ (a)44,285      (a)71,640     (a)94,084
                                                                  (b)11,802      (b)40,612     (b)45,434

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.805     (a)$10.058    (a)$11.454
                                                                  (b)$10.695      (b)$9.939    (b)$11.291
 Ending AUV...................................................... (a)$10.058     (a)$11.454    (a)$13.900
                                                                   (b)$9.939     (b)$11.291    (b)$13.667
 Ending Number of AUs............................................ (a)17,776      (a)13,067     (a)7,358
                                                                  (b)685         (b)10,414     (b)15,299

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.200     (a)$10.056    (a)$12.090
                                                                  (b)$12.079      (b)$9.939    (b)$11.920
 Ending AUV...................................................... (a)$10.056     (a)$12.090    (a)$15.322
                                                                   (b)$9.939     (b)$11.920    (b)$15.069
 Ending Number of AUs............................................ (a)50,981      (a)79,450     (a)65,450
                                                                  (b)45,662      (b)69,734     (b)69,133

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.039      (a)$9.567    (a)$11.062
                                                                  (b)$10.938      (b)$9.464    (b)$10.916
 Ending AUV......................................................  (a)$9.567     (a)$11.062    (a)$14.119
                                                                   (b)$9.464     (b)$10.916    (b)$13.897
 Ending Number of AUs............................................ (a)39,274      (a)54,012     (a)60,945
                                                                  (b)16,510      (b)29,303     (b)30,398

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
                                                                     12/31/14      12/31/15      12/31/16      12/31/17
                                                                  ============= ============= ============= =============
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.211    (a)$18.430    (a)$17.028    (a)$20.878
                                                                  (b)$16.927    (b)$18.081    (b)$16.663    (b)$20.380
 Ending AUV...................................................... (a)$18.430    (a)$17.028    (a)$20.878    (a)$23.166
                                                                  (b)$18.081    (b)$16.663    (b)$20.380    (b)$21.802
 Ending Number of AUs............................................ (a)60,629     (a)66,909     (a)52,733     (a)51,861
                                                                  (b)75,053     (b)76,507     (b)65,823     (b)0

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.426    (a)$13.909    (a)$13.499    (a)$13.974
                                                                  (b)$13.273    (b)$13.716    (b)$13.279    (b)$13.711
 Ending AUV...................................................... (a)$13.909    (a)$13.499    (a)$13.974    (a)$15.193
                                                                  (b)$13.716    (b)$13.279    (b)$13.711    (b)$14.349
 Ending Number of AUs............................................ (a)80,867     (a)84,767     (a)77,479     (a)73,819
                                                                  (b)19,551     (b)26,270     (b)26,280     (b)0

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.974    (a)$14.464    (a)$13.962    (a)$14.523
                                                                  (b)$13.787    (b)$14.235    (b)$13.706    (b)$14.221
 Ending AUV...................................................... (a)$14.464    (a)$13.962    (a)$14.523    (a)$16.832
                                                                  (b)$14.235    (b)$13.706    (b)$14.221    (b)$15.835
 Ending Number of AUs............................................ (a)6,311      (a)5,900      (a)3,346      (a)3,073
                                                                  (b)8,635      (b)8,677      (b)8,836      (b)0

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.440    (a)$13.900    (a)$13.435    (a)$13.962
                                                                  (b)$13.274    (b)$13.695    (b)$13.203    (b)$13.688
 Ending AUV...................................................... (a)$13.900    (a)$13.435    (a)$13.962    (a)$15.815
                                                                  (b)$13.695    (b)$13.203    (b)$13.688    (b)$14.918
 Ending Number of AUs............................................ (a)85,619     (a)89,696     (a)71,102     (a)64,313
                                                                  (b)25,821     (b)25,745     (b)22,334     (b)0

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.527    (a)$14.005    (a)$13.550    (a)$14.072
                                                                  (b)$13.359    (b)$13.797    (b)$13.316    (b)$13.794
 Ending AUV...................................................... (a)$14.005    (a)$13.550    (a)$14.072    (a)$15.681
                                                                  (b)$13.797    (b)$13.316    (b)$13.794    (b)$14.789
 Ending Number of AUs............................................ (a)133,749    (a)141,633    (a)134,303    (a)97,637
                                                                  (b)46,524     (b)55,021     (b)44,608     (b)0

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.900    (a)$14.366    (a)$14.285    (a)$15.330
                                                                  (b)$13.667    (b)$14.091    (b)$13.976    (b)$14.962
 Ending AUV...................................................... (a)$14.366    (a)$14.285    (a)$15.330    (a)$17.476
                                                                  (b)$14.091    (b)$13.976    (b)$14.962    (b)$16.386
 Ending Number of AUs............................................ (a)62,744     (a)73.078     (a)78,553     (a)57,918
                                                                  (b)15,053     (b)11,924     (b)10,545     (b)0

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.322    (a)$15.368    (a)$16.123    (a)$15.914
                                                                  (b)$15.069    (b)$15.076    (b)$15.778    (b)$15.534
 Ending AUV...................................................... (a)$15.368    (a)$16.123    (a)$15.914    (a)$20.522
                                                                  (b)$15.076    (b)$15.778    (b)$15.534    (b)$19.309
 Ending Number of AUs............................................ (a)95,841     (a)114,283    (a)123,405    (a)109,995
                                                                  (b)77,042     (b)72,122     (b)69,802     (b)0

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.119    (a)$15.025    (a)$15.745    (a)$16.910
                                                                  (b)$13.897    (b)$14.752    (b)$15.421    (b)$16.520
 Ending AUV...................................................... (a)$15.025    (a)$15.745    (a)$16.910    (a)$21.281
                                                                  (b)$14.752    (b)$15.421    (b)$16.520    (b)$20.029
 Ending Number of AUs............................................ (a)105,597    (a)135,931    (a)135,220    (a)130,083
                                                                  (b)33,455     (b)34,257     (b)34,110     (b)0

------------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                      ENDED
                                                                     12/31/18
                                                                  =============
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$23.166
                                                                  (b)$21.802
 Ending AUV...................................................... (a)$19.293
                                                                  (b)$18.039
 Ending Number of AUs............................................ (a)58,250
                                                                  (b)0

------------------------------------------------------------------
SA ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.193
                                                                  (b)$14.349
 Ending AUV...................................................... (a)$14.353
                                                                  (b)$13.468
 Ending Number of AUs............................................ (a)57,838
                                                                  (b)0

------------------------------------------------------------------
SA ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.832
                                                                  (b)$15.835
 Ending AUV...................................................... (a)$15.363
                                                                  (b)$14.359
 Ending Number of AUs............................................ (a)2,881
                                                                  (b)0

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.815
                                                                  (b)$14.918
 Ending AUV...................................................... (a)$14.632
                                                                  (b)$13.713
 Ending Number of AUs............................................ (a)59,304
                                                                  (b)0

------------------------------------------------------------------
SA ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.681
                                                                  (b)$14.789
 Ending AUV...................................................... (a)$14.658
                                                                  (b)$13.734
 Ending Number of AUs............................................ (a)82,726
                                                                  (b)0

------------------------------------------------------------------
SA AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.476
                                                                  (b)$16.386
 Ending AUV...................................................... (a)$16.350
                                                                  (b)$15.230
 Ending Number of AUs............................................ (a)63,924
                                                                  (b)0

------------------------------------------------------------------
SA AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$20.522
                                                                  (b)$19.309
 Ending AUV...................................................... (a)$18.312
                                                                  (b)$17.117
 Ending Number of AUs............................................ (a)98,084
                                                                  (b)0

------------------------------------------------------------------
SA AMERICAN FUNDS GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$21.281
                                                                  (b)$20.029
 Ending AUV...................................................... (a)$20.822
                                                                  (b)$19.469
 Ending Number of AUs............................................ (a)125,874
                                                                  (b)0

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL        FISCAL        FISCAL
                                                                                     YEAR          YEAR          YEAR
                                                                   INCEPTION TO      ENDED        ENDED         ENDED
                                                                     12/31/11      12/31/12      12/31/13      12/31/14
                                                                  ============== ============ ============= =============
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.079      (a)$9.102   (a)$10.489    (a)$13.734
                                                                   (b)$9.985      (b)$9.002   (b)$10.348    (b)$13.515
 Ending AUV......................................................  (a)$9.102     (a)$10.489   (a)$13.734    (a)$14.898
                                                                   (b)$9.002     (b)$10.348   (b)$13.515    (b)$14.624
 Ending Number of AUs............................................ (a)32,963      (a)57,888    (a)58,540     (a)81,046
                                                                  (b)6,577       (b)21,268    (b)22,316     (b)33,207

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION) - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)N/A          (a)$9.999   (a)$10.058    (a)$11.888
                                                                  (b)N/A          (b)$9.999   (b)$10.046    (b)$11.845
 Ending AUV...................................................... (a)N/A         (a)$10.058   (a)$11.888    (a)$12.009
                                                                  (b)N/A         (b)$10.046   (b)$11.845    (b)$11.936
 Ending Number of AUs............................................ (a)N/A         (a)5,090     (a)165,600    (a)406,272
                                                                  (b)N/A         (b)945       (b)47,027     (b)157,583

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A        (b)N/A

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A        (b)N/A

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.172      (a)$9.925   (a)$10.495    (a)$12.964
                                                                  (b)$11.037      (b)$9.789   (b)$10.325    (b)$11.073
 Ending AUV......................................................  (a)$9.925     (a)$10.495   (a)$12.964    (a)$15.879
                                                                   (b)$9.789     (b)$10.325   (b)$11.073    (b)$15.544
 Ending Number of AUs............................................ (a)945         (a)4,264     (a)6,681      (a)12,748
                                                                  (b)0           (b)0         (b)0          (b)5,793

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.805      (a)$9.662    (a)$9.457     (a)$9.255
                                                                   (b)$9.695      (b)$9.538    (b)$9.312     (b)$9.091
 Ending AUV......................................................  (a)$9.662      (a)$9.457    (a)$9.255     (a)$9.056
                                                                   (b)$9.538      (b)$9.312    (b)$9.091     (b)$8.873
 Ending Number of AUs............................................ (a)13          (a)45        (a)51,628     (a)3,505
                                                                  (b)0           (b)0         (b)2,741      (b)7,229

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.210     (a)$11.432   (a)$12.767    (a)$17.115
                                                                  (b)$11.098     (b)$11.300   (b)$12.588    (b)$16.832
 Ending AUV...................................................... (a)$11.432     (a)$12.767   (a)$17.115    (a)$18.600
                                                                  (b)$11.300     (b)$12.588   (b)$16.832    (b)$18.246
 Ending Number of AUs............................................ (a)3,058       (a)4,775     (a)6,760      (a)9,217
                                                                  (b)1,656       (b)10,760    (b)10,387     (b)13,631

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.837     (a)$13.996   (a)$15.300    (a)$15.223
                                                                  (b)$13.716     (b)$13.850   (b)$15.103    (b)$14.989
 Ending AUV...................................................... (a)$13.996     (a)$15.300   (a)$15.223    (a)$15.803
                                                                  (b)$13.850     (b)$15.103   (b)$14.989    (b)$15.522
 Ending Number of AUs............................................ (a)53,315      (a)83,441    (a)131,237    (a)203,125
                                                                  (b)29,093      (b)52,775    (b)64,270     (b)76,735

------------------------------------------------------------------



                                                                      FISCAL         FISCAL           FISCAL           FISCAL
                                                                       YEAR           YEAR             YEAR             YEAR
                                                                      ENDED           ENDED            ENDED            ENDED
                                                                     12/31/15       12/31/16         12/31/17         12/31/18
                                                                  ============= ================ ================ ================
SA AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.898    (a)$14.824       (a)$16.217       (a)$19.466
                                                                  (b)$14.624    (b)$14.516       (b)$15.840       (b)$18.302
 Ending AUV...................................................... (a)$14.824    (a)$16.217       (a)$19.466       (a)$18.753
                                                                  (b)$14.516    (b)$15.840       (b)$18.302       (b)$17.517
 Ending Number of AUs............................................ (a)108,763    (a)97,787        (a)91,966        (a)82,510
                                                                  (b)29,383     (b)23,548        (b)0             (b)0

------------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ALLOCATION (FORMERLY SA AMERICAN
  FUNDS VCP MANAGED ASSET ALLOCATION) - SAST Class 3
Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$12.009    (a)$11.653       (a)$12.265       (a)$13.809
                                                                  (b)$11.936    (b)$11.552       (b)$12.129       (b)$13.330
 Ending AUV...................................................... (a)$11.653    (a)$12.265       (a)$13.809       (a)$12.885
                                                                  (b)$11.552    (b)$12.129       (b)$13.330       (b)$12.357
 Ending Number of AUs............................................ (a)817,230    (a)1,142,018     (a)1,208,630     (a)1,132,742
                                                                  (b)346,832    (b)439,022       (b)0             (b)0

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV................................................... (a)$10.623    (a)$10.708       (a)$11.193       (a)$11.687
                                                                  (b)$10.606    (b)$10.637       (b)$11.092       (b)$11.341
 Ending AUV...................................................... (a)$10.708    (a)$11.193       (a)$11.687       (a)$11.036
                                                                  (b)$10.637    (b)$11.092       (b)$11.341       (b)$10.639
 Ending Number of AUs............................................ (a)0          (a)0             (a)0             (a)0
                                                                  (b)0          (b)0             (b)0             (b)0

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET PORTFOLIO - SAST Class 3
Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A        (a)N/A           (a)$10.364       (a)$11.426
                                                                  (b)N/A        (b)N/A           (b)$10.340       (b)$11.284
 Ending AUV...................................................... (a)N/A        (a)$10.364       (a)$11.426       (a)$10.592
                                                                  (b)N/A        (b)$10.340       (b)$11.284       (b)$10.391
 Ending Number of AUs............................................ (a)N/A        (a)499,001       (a)521,726       (a)478,709
                                                                  (b)N/A        (b)100,480       (b)0             (b)0

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.879    (a)$17.151       (a)$19.661       (a)$26.081
                                                                  (b)$15.544    (b)$16.747       (b)$19.150       (b)$24.406
 Ending AUV...................................................... (a)$17.151    (a)$19.661       (a)$26.081       (a)$23.511
                                                                  (b)$16.747    (b)$19.150       (b)$24.406       (b)$21.858
 Ending Number of AUs............................................ (a)13,949     (a)13,141        (a)14,156        (a)17,366
                                                                  (b)6,741      (b)4,460         (b)0             (b)0

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.056     (a)$8.866        (a)$8.692        (a)$8.589
                                                                   (b)$8.873     (b)$8.666        (b)$8.474        (b)$7.956
 Ending AUV......................................................  (a)$8.866     (a)$8.692        (a)$8.589        (a)$8.552
                                                                   (b)$8.666     (b)$8.474        (b)$7.956        (b)$7.870
 Ending Number of AUs............................................ (a)17,090     (a)44,771        (a)23,488        (a)19,233
                                                                  (b)10,316     (b)10,400        (b)0             (b)0

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$18.600    (a)$18.627       (a)$21.554       (a)$25.129
                                                                  (b)$18.246    (b)$18.227       (b)$21.039       (b)$23.495
 Ending AUV...................................................... (a)$18.627    (a)$21.554       (a)$25.129       (a)$24.579
                                                                  (b)$18.227    (b)$21.039       (b)$23.495       (b)$22.831
 Ending Number of AUs............................................ (a)15,238     (a)29,339        (a)29,308        (a)21,923
                                                                  (b)15,644     (b)16,551        (b)0             (b)0

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.803    (a)$15.317       (a)$16.344       (a)$17.102
                                                                  (b)$15.522    (b)$15.006       (b)$15.973       (b)$16.087
 Ending AUV...................................................... (a)$15.317    (a)$16.344       (a)$17.102       (a)$16.305
                                                                  (b)$15.006    (b)$15.973       (b)$16.087       (b)$15.237
 Ending Number of AUs............................................ (a)232,088    (a)272,822       (a)253,956       (a)194,013
                                                                  (b)78,614     (b)80,745        (b)0             (b)0

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL        FISCAL        FISCAL
                                                                                     YEAR          YEAR          YEAR
                                                                   INCEPTION TO      ENDED        ENDED         ENDED
                                                                     12/31/11      12/31/12      12/31/13      12/31/14
                                                                  ============== ============ ============= =============
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$8.573      (a)$8.180    (a)$9.409     (a)$9.040
                                                                   (b)$8.489      (b)$8.086    (b)$9.278     (b)$8.892
 Ending AUV......................................................  (a)$8.180      (a)$9.409    (a)$9.040    (a)$11.511
                                                                   (b)$8.086      (b)$9.278    (b)$8.892    (b)$11.294
 Ending Number of AUs............................................ (a)20,443      (a)34,822    (a)40,888     (a)49,132
                                                                  (b)27,357      (b)44,691    (b)57,328     (b)51,275

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.256     (a)$10.031   (a)$11.600    (a)$15.409
                                                                  (b)$11.149      (b)$9.919   (b)$11.442    (b)$15.161
 Ending AUV...................................................... (a)$10.031     (a)$11.600   (a)$15.409    (a)$15.122
                                                                   (b)$9.919     (b)$11.442   (b)$15.161    (b)$14.842
 Ending Number of AUs............................................ (a)10,076      (a)27,436    (a)49,425     (a)24,566
                                                                  (b)21,600      (b)35,139    (b)33,711     (b)36,097

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.971     (a)$13.060   (a)$13.312    (a)$12.600
                                                                  (b)$12.853     (b)$12.920   (b)$13.136    (b)$12.402
 Ending AUV...................................................... (a)$13.060     (a)$13.312   (a)$12.600    (a)$12.321
                                                                  (b)$12.920     (b)$13.136   (b)$12.402    (b)$12.097
 Ending Number of AUs............................................ (a)40,647      (a)63,539    (a)111,760    (a)168,882
                                                                  (b)7,053       (b)19,804    (b)26,650     (b)36,405

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.030     (a)$11.069   (a)$12.769    (a)$17.264
                                                                  (b)$12.883     (b)$10.926   (b)$12.571    (b)$16.955
 Ending AUV...................................................... (a)$11.069     (a)$12.769   (a)$17.264    (a)$17.571
                                                                  (b)$10.926     (b)$12.571   (b)$16.955    (b)$17.213
 Ending Number of AUs............................................ (a)10,351      (a)19,991    (a)18,637     (a)20,344
                                                                  (b)22,459      (b)34,787    (b)32,226     (b)31,483

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A        (a)$10.995
                                                                  (b)N/A         (b)N/A       (b)N/A        (b)$10.976
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)$10.995    (a)$11.707
                                                                  (b)N/A         (b)N/A       (b)$10.976    (b)$11.658
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)69,680     (a)321,094
                                                                  (b)N/A         (b)N/A       (b)19,905     (b)140,392

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.355     (a)$10.295   (a)$11.237    (a)$14.853
                                                                  (b)$11.236     (b)$10.170   (b)$11.073    (b)$14.600
 Ending AUV...................................................... (a)$10.295     (a)$11.237   (a)$14.853    (a)$16.210
                                                                  (b)$10.170     (b)$11.073   (b)$14.600    (b)$15.894
 Ending Number of AUs............................................ (a)6,946       (a)14,850    (a)14,475     (a)14,594
                                                                  (b)8,337       (b)16,409    (b)17,654     (b)18,436

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.201     (a)$10.675   (a)$11.849    (a)$13.892
                                                                  (b)$11.098     (b)$10.560   (b)$11.692    (b)$13.674
 Ending AUV...................................................... (a)$10.675     (a)$11.849   (a)$13.892    (a)$15.191
                                                                  (b)$10.560     (b)$11.692   (b)$13.674    (b)$14.914
 Ending Number of AUs............................................ (a)1,517       (a)2,353     (a)5,213      (a)16,016
                                                                  (b)593         (b)7,401     (b)7,884      (b)11,178

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.642     (a)$10.200   (a)$11.884    (a)$11.266
                                                                  (b)$14.502     (b)$10.085   (b)$11.722    (b)$11.085
 Ending AUV...................................................... (a)$10.200     (a)$11.884   (a)$11.266    (a)$10.404
                                                                  (b)$10.085     (b)$11.722   (b)$11.085    (b)$10.210
 Ending Number of AUs............................................ (a)16,392      (a)21,644    (a)26,403     (a)28,723
                                                                  (b)7,399       (b)15,662    (b)22,767     (b)31,169

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
                                                                      12/31/15         12/31/16         12/31/17
                                                                  ================ ================ ================
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.511       (a)$11.501       (a)$12.258
                                                                  (b)$11.294       (b)$11.255       (b)$11.967
 Ending AUV...................................................... (a)$11.501       (a)$12.258       (a)$12.676
                                                                  (b)$11.255       (b)$11.967       (b)$11.917
 Ending Number of AUs............................................ (a)48,257        (a)44,351        (a)39,239
                                                                  (b)48,114        (b)42,992        (b)0

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.122       (a)$13.731       (a)$17.635
                                                                  (b)$14.842       (b)$13.443       (b)$17.222
 Ending AUV...................................................... (a)$13.731       (a)$17.635       (a)$19.003
                                                                  (b)$13.443       (b)$17.222       (b)$17.868
 Ending Number of AUs............................................ (a)29,646        (a)131,728       (a)24,767
                                                                  (b)38,125        (b)32,172        (b)0

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.321       (a)$11.742       (a)$11.672
                                                                  (b)$12.097       (b)$11.500       (b)$11.403
 Ending AUV...................................................... (a)$11.742       (a)$11.672       (a)$12.233
                                                                  (b)$11.500       (b)$11.403       (b)$11.493
 Ending Number of AUs............................................ (a)178,781       (a)201,727       (a)190,262
                                                                  (b)39,564        (b)39,176        (b)0

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.571       (a)$17.126       (a)$17.463
                                                                  (b)$17.213       (b)$16.736       (b)$17.023
 Ending AUV...................................................... (a)$17.126       (a)$17.463       (a)$21.394
                                                                  (b)$16.736       (b)$17.023       (b)$20.086
 Ending Number of AUs............................................ (a)19,960        (a)19,618        (a)19,715
                                                                  (b)30,310        (b)29,846        (b)0

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$11.707       (a)$11.254       (a)$12.161
                                                                  (b)$11.658       (b)$11.179       (b)$12.050
 Ending AUV...................................................... (a)$11.254       (a)$12.161       (a)$13.157
                                                                  (b)$11.179       (b)$12.050       (b)$12.764
 Ending Number of AUs............................................ (a)1,049,906     (a)1,352,519     (a)1,547,156
                                                                  (b)415,131       (b)506,095       (b)0

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.210       (a)$15.948       (a)$15.421
                                                                  (b)$15.894       (b)$15.598       (b)$15.046
 Ending AUV...................................................... (a)$15.948       (a)$15.421       (a)$19.695
                                                                  (b)$15.598       (b)$15.046       (b)$18.504
 Ending Number of AUs............................................ (a)16,871        (a)17,314        (a)15,869
                                                                  (b)19,912        (b)21,846        (b)0

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.191       (a)$14.909       (a)$15.677
                                                                  (b)$14.914       (b)$14.601       (b)$15.315
 Ending AUV...................................................... (a)$14.909       (a)$15.677       (a)$17.623
                                                                  (b)$14.601       (b)$15.315       (b)$16.496
 Ending Number of AUs............................................ (a)33,196        (a)31,860        (a)29,666
                                                                  (b)10,141        (b)8,914         (b)0

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.404        (a)$8.750        (a)$9.505
                                                                  (b)$10.210        (b)$8.566        (b)$9.282
 Ending AUV......................................................  (a)$8.750        (a)$9.505       (a)$13.270
                                                                   (b)$8.566        (b)$9.282       (b)$12.484
 Ending Number of AUs............................................ (a)34,811        (a)33,934        (a)37,661
                                                                  (b)40,354        (b)41,008        (b)0

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
                                                                      12/31/18
                                                                  ================
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.676
                                                                  (b)$11.917
 Ending AUV...................................................... (a)$11.627
                                                                  (b)$10.859
 Ending Number of AUs............................................ (a)32,262
                                                                  (b)0

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.003
                                                                  (b)$17.868
 Ending AUV...................................................... (a)$16.259
                                                                  (b)$15.188
 Ending Number of AUs............................................ (a)29,200
                                                                  (b)0

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.233
                                                                  (b)$11.493
 Ending AUV...................................................... (a)$11.705
                                                                  (b)$10.925
 Ending Number of AUs............................................ (a)172,899
                                                                  (b)0

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$21.394
                                                                  (b)$20.086
 Ending AUV...................................................... (a)$19.986
                                                                  (b)$18.643
 Ending Number of AUs............................................ (a)9,791
                                                                  (b)0

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$13.157
                                                                  (b)$12.764
 Ending AUV...................................................... (a)$11.625
                                                                  (b)$11.204
 Ending Number of AUs............................................ (a)1,613,768
                                                                  (b)0

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.695
                                                                  (b)$18.504
 Ending AUV...................................................... (a)$19.573
                                                                  (b)$18.270
 Ending Number of AUs............................................ (a)9,861
                                                                  (b)0

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.623
                                                                  (b)$16.496
 Ending AUV...................................................... (a)$15.952
                                                                  (b)$14.835
 Ending Number of AUs............................................ (a)29,014
                                                                  (b)0

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.270
                                                                  (b)$12.484
 Ending AUV...................................................... (a)$10.497
                                                                   (b)$9.811
 Ending Number of AUs............................................ (a)28,445
                                                                  (b)0

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                               FISCAL        FISCAL
                                                                                YEAR          YEAR
                                                             INCEPTION TO      ENDED         ENDED
                                                               12/31/11       12/31/12      12/31/13
                                                            ============== ============= =============
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................  (a)$9.825      (a)$9.549    (a)$10.657
                                                             (b)$9.721      (b)$9.432    (b)$10.500
 Ending AUV................................................  (a)$9.549     (a)$10.657    (a)$13.778
                                                             (b)$9.432     (b)$10.500    (b)$13.541
 Ending Number of AUs...................................... (a)18,413      (a)34,240     (a)36,664
                                                            (b)22,268      (b)48,970     (b)48,228

------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$10.487      (a)$8.470     (a)$9.713
                                                            (b)$10.367      (b)$8.359     (b)$9.563
 Ending AUV................................................  (a)$8.470      (a)$9.713    (a)$12.028
                                                             (b)$8.359      (b)$9.563    (b)$11.812
 Ending Number of AUs...................................... (a)6,431       (a)7,550      (a)6,907
                                                            (b)7,237       (b)13,499     (b)16,466

------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$12.874     (a)$13.282    (a)$13.980
                                                            (b)$12.752     (b)$13.135    (b)$13.790
 Ending AUV................................................ (a)$13.282     (a)$13.980    (a)$13.225
                                                            (b)$13.135     (b)$13.790    (b)$13.013
 Ending Number of AUs...................................... (a)81,391      (a)165,763    (a)237,183
                                                            (b)63,837      (b)125,083    (b)170,052

------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$13.159     (a)$11.100    (a)$12.640
                                                            (b)$13.047     (b)$10.987    (b)$12.480
 Ending AUV................................................ (a)$11.100     (a)$12.640    (a)$17.663
                                                            (b)$10.987     (b)$12.480    (b)$17.397
 Ending Number of AUs...................................... (a)5,242       (a)7,878      (a)11,348
                                                            (b)7,354       (b)12,584     (b)12,142

------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$10.512      (a)$9.269    (a)$10.250
                                                            (b)$10.419      (b)$9.171    (b)$10.117
 Ending AUV................................................  (a)$9.269     (a)$10.250    (a)$13.446
                                                             (b)$9.171     (b)$10.117    (b)$13.238
 Ending Number of AUs...................................... (a)17,917      (a)29,588     (a)28,401
                                                            (b)24,468      (b)45,426     (b)45,714

------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$11.224      (a)$9.798    (a)$10.727
                                                            (b)$11.082      (b)$9.658    (b)$10.546
 Ending AUV................................................  (a)$9.798     (a)$10.727    (a)$14.101
                                                             (b)$9.658     (b)$10.546    (b)$13.829
 Ending Number of AUs...................................... (a)6,643       (a)10,016     (a)10,909
                                                            (b)5,008       (b)5,967      (b)6,146

------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$11.300     (a)$10.107    (a)$11.816
                                                            (b)$11.173      (b)$9.977    (b)$11.634
 Ending AUV................................................ (a)$10.107     (a)$11.816    (a)$15.283
                                                             (b)$9.977     (b)$11.634    (b)$15.011
 Ending Number of AUs...................................... (a)18,117      (a)29,340     (a)27,399
                                                            (b)30,992      (b)53,577     (b)53,433

------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$11.046     (a)$10.484    (a)$11.450
                                                            (b)$10.924     (b)$10.351    (b)$11.277
 Ending AUV................................................ (a)$10.484     (a)$11.450    (a)$13.371
                                                            (b)$10.351     (b)$11.277    (b)$12.339
 Ending Number of AUs...................................... (a)4,075       (a)4,042      (a)3,823
                                                            (b)0           (b)0          (b)0

------------------------------------------------------------



                                                                FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                                                 YEAR          YEAR          YEAR          YEAR          YEAR
                                                                ENDED         ENDED         ENDED         ENDED         ENDED
                                                               12/31/14      12/31/15      12/31/16      12/31/17      12/31/18
                                                            ============= ============= ============= ============= =============
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$13.778    (a)$15.426    (a)$14.806    (a)$16.787    (a)$19.485
                                                            (b)$13.541    (b)$15.123    (b)$14.479    (b)$16.375    (b)$18.153
 Ending AUV................................................ (a)$15.426    (a)$14.806    (a)$16.787    (a)$19.485    (a)$18.266
                                                            (b)$15.123    (b)$14.479    (b)$16.375    (b)$18.153    (b)$16.906
 Ending Number of AUs...................................... (a)38,770     (a)43,381     (a)41,602     (a)39,735     (a)33,404
                                                            (b)49,544     (b)55,117     (b)53,956     (b)0          (b)0

------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$12.028    (a)$12.297    (a)$11.917    (a)$12.356    (a)$15.075
                                                            (b)$11.812    (b)$12.046    (b)$11.645    (b)$12.043    (b)$14.099
 Ending AUV................................................ (a)$12.297    (a)$11.917    (a)$12.356    (a)$15.075    (a)$13.150
                                                            (b)$12.046    (b)$11.645    (b)$12.043    (b)$14.099    (b)$12.219
 Ending Number of AUs...................................... (a)6,913      (a)8,943      (a)9,182      (a)8,166      (a)8,228
                                                            (b)16,732     (b)16,563     (b)17,085     (b)0          (b)0

------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$13.225    (a)$13.600    (a)$13.329    (a)$13.519    (a)$13.789
                                                            (b)$13.013    (b)$13.349    (b)$13.050    (b)$13.203    (b)$12.973
 Ending AUV................................................ (a)$13.600    (a)$13.329    (a)$13.519    (a)$13.789    (a)$13.467
                                                            (b)$13.349    (b)$13.050    (b)$13.203    (b)$12.973    (b)$12.588
 Ending Number of AUs...................................... (a)340,718    (a)335,322    (a)353,842    (a)343,833    (a)289,735
                                                            (b)183,167    (b)178,272    (b)187,928    (b)0          (b)0

------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$17.663    (a)$19.284    (a)$19.485    (a)$19.158    (a)$24.372
                                                            (b)$17.397    (b)$18.945    (b)$19.096    (b)$18.728    (b)$22.924
 Ending AUV................................................ (a)$19.284    (a)$19.485    (a)$19.158    (a)$24.372    (a)$22.744
                                                            (b)$18.945    (b)$19.096    (b)$18.728    (b)$22.924    (b)$21.253
 Ending Number of AUs...................................... (a)10,977     (a)18,161     (a)29,765     (a)28,468     (a)36,693
                                                            (b)13,016     (b)13,479     (b)14,275     (b)0          (b)0

------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$13.446    (a)$14.082    (a)$13.998    (a)$15.740    (a)$18.622
                                                            (b)$13.238    (b)$13.830    (b)$13.713    (b)$15.381    (b)$17.503
 Ending AUV................................................ (a)$14.082    (a)$13.998    (a)$15.740    (a)$18.622    (a)$16.693
                                                            (b)$13.830    (b)$13.713    (b)$15.381    (b)$17.503    (b)$15.588
 Ending Number of AUs...................................... (a)32,774     (a)32,636     (a)33,263     (a)30,745     (a)40,537
                                                            (b)52,998     (b)50,438     (b)48,568     (b)0          (b)0

------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$14.101    (a)$15.484    (a)$15.859    (a)$16.550    (a)$20.630
                                                            (b)$13.829    (b)$15.148    (b)$15.477    (b)$16.110    (b)$19.341
 Ending AUV................................................ (a)$15.484    (a)$15.859    (a)$16.550    (a)$20.630    (a)$19.177
                                                            (b)$15.148    (b)$15.477    (b)$16.110    (b)$19.341    (b)$17.862
 Ending Number of AUs...................................... (a)16,854     (a)21,108     (a)24,881     (a)23,592     (a)22,689
                                                            (b)13,831     (b)14.983     (b)15,462     (b)0          (b)0

------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$15.283    (a)$16.627    (a)$16.349    (a)$17.428    (a)$21.105
                                                            (b)$15.011    (b)$16.290    (b)$15.978    (b)$16.990    (b)$19.815
 Ending AUV................................................ (a)$16.627    (a)$16.349    (a)$17.428    (a)$21.105    (a)$19.587
                                                            (b)$16.290    (b)$15.978    (b)$16.990    (b)$19.815    (b)$18.269
 Ending Number of AUs...................................... (a)35,126     (a)39,957     (a)40,002     (a)37,482     (a)28,976
                                                            (b)61,115     (b)59,608     (b)60,107     (b)0          (b)0

------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$13.371    (a)$14.228    (a)$13.896    (a)$14.872    (a)$16.377
                                                            (b)$12.339    (b)$13.943    (b)$13.583    (b)$14.872    (b)$15.361
 Ending AUV................................................ (a)$14.228    (a)$13.896    (a)$14.872    (a)$16.377    (a)$15.142
                                                            (b)$13.943    (b)$13.583    (b)$14.872    (b)$15.361    (b)$14.110
 Ending Number of AUs...................................... (a)6,905      (a)7,088      (a)5,883      (a)5,349      (a)5,266
                                                            (b)0          (b)0          (b)5,883      (b)0          (b)0

------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL       FISCAL        FISCAL
                                                                                     YEAR         YEAR          YEAR
                                                                   INCEPTION TO      ENDED        ENDED        ENDED
                                                                     12/31/11      12/31/12     12/31/13      12/31/14
                                                                  ============== ============ ============ =============
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.775      (a)$8.308    (a)$9.566   (a)$11.323
                                                                  (b)$10.684      (b)$8.225    (b)$9.446   (b)$11.153
 Ending AUV......................................................  (a)$8.308      (a)$9.566   (a)$11.323   (a)$10.170
                                                                   (b)$8.225      (b)$9.446   (b)$11.153    (b)$9.993
 Ending Number of AUs............................................ (a)1,654       (a)7,123     (a)9,175     (a)10,926
                                                                  (b)931         (b)3,629     (b)6,267     (b)9,103

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.139      (a)$9.482   (a)$10.871   (a)$13.998
                                                                  (b)$10.038      (b)$9.372   (b)$10.718   (b)$13.766
 Ending AUV......................................................  (a)$9.482     (a)$10.871   (a)$13.998   (a)$15.169
                                                                   (b)$9.372     (b)$10.718   (b)$13.766   (b)$14.880
 Ending Number of AUs............................................ (a)0           (a)732       (a)1,051     (a)4,007
                                                                  (b)1,104       (b)5,705     (b)6,985     (b)14,807

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.072     (a)$11.310   (a)$12.423   (a)$14.370
                                                                  (b)$11.908     (b)$11.137   (b)$12.202   (b)$14.080
 Ending AUV...................................................... (a)$11.310     (a)$12.423   (a)$14.370   (a)$15.152
                                                                  (b)$11.137     (b)$12.202   (b)$14.080   (b)$14.808
 Ending Number of AUs............................................ (a)3,530       (a)3,626     (a)3,392     (a)3,303
                                                                  (b)9,865       (b)9,706     (b)9,328     (b)7,951

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A       (a)$10.809
                                                                  (b)N/A         (b)N/A       (b)N/A       (b)$10.791
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)$10.809   (a)$11.294
                                                                  (b)N/A         (b)N/A       (b)$10.791   (b)$11.247
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)69,387    (a)331,472
                                                                  (b)N/A         (b)N/A       (b)33,448    (b)166,243

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.437     (a)$11.077   (a)$12.714   (a)$13.462
                                                                  (b)$11.296     (b)$10.923   (b)$12.506   (b)$13.209
 Ending AUV...................................................... (a)$11.077     (a)$12.714   (a)$13.462   (a)$13.321
                                                                  (b)$10.923     (b)$12.506   (b)13.209    (b)$13.037
 Ending Number of AUs............................................ (a)6,127       (a)13,576    (a)23,166    (a)47,211
                                                                  (b)2,499       (b)4,320     (b)6,225     (b)14,436

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$8.914      (a)$6.904    (a)$8.216    (a)$9.839
                                                                   (b)$8.832      (b)$6.829    (b)$8.106    (b)$9.683
 Ending AUV......................................................  (a)$6.904      (a)$8.216    (a)$9.839    (a)$8.741
                                                                   (b)$6.829      (b)$8.106    (b)$9.683    (b)$8.581
 Ending Number of AUs............................................ (a)20,755      (a)27,569    (a)24,304    (a)62,233
                                                                  (b)2,217       (b)6,259     (b)6,295     (b)15,815

------------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A       (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A       (b)N/A

------------------------------------------------------------------



                                                                      FISCAL         FISCAL           FISCAL          FISCAL
                                                                       YEAR           YEAR             YEAR            YEAR
                                                                      ENDED           ENDED            ENDED          ENDED
                                                                     12/31/15       12/31/16         12/31/17        12/31/18
                                                                  ============= ================ ================ =============
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.170    (a)$10.006        (a)$9.626       (a)$11.811
                                                                   (b)$9.993     (b)$9.807        (b)$9.411       (b)$11.091
 Ending AUV...................................................... (a)$10.006     (a)$9.626       (a)$11.811        (a)$9.974
                                                                   (b)$9.807     (b)$9.411       (b)$11.091        (b)$9.305
 Ending Number of AUs............................................ (a)15,912     (a)20,360        (a)20,727        (a)15,637
                                                                  (b)15,135     (b)18,234        (b)0             (b)0

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.169    (a)$15.330       (a)$16.796       (a)$19.261
                                                                  (b)$14.880    (b)$15.001       (b)$16.394       (b)$18.067
 Ending AUV...................................................... (a)$15.330    (a)$16.796       (a)$19.261       (a)$17.406
                                                                  (b)$15.001    (b)$16.394       (b)$18.067       (b)$16.220
 Ending Number of AUs............................................ (a)7,427      (a)10,105        (a)11,639        (a)8,712
                                                                  (b)13,221     (b)14,981        (b)0             (b)0

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.152    (a)$14.610       (a)$15.881       (a)$17.726
                                                                  (b)$14.808    (b)$14.244       (b)$15.444       (b)$16.520
 Ending AUV...................................................... (a)$14.610    (a)$15.881       (a)$17.726       (a)$16.603
                                                                  (b)$14.244    (b)$15.444       (b)$16.520       (b)$15.373
 Ending Number of AUs............................................ (a)3,482      (a)3,618         (a)3,404         (a)3,379
                                                                  (b)6,044      (b)4,506         (b)0             (b)0

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$11.294    (a)$10.684       (a)$11.222       (a)$12.826
                                                                  (b)$11.247    (b)$10.613       (b)$11.120       (b)$12.443
 Ending AUV...................................................... (a)$10.684    (a)$11.222       (a)$12.826       (a)$11.710
                                                                  (b)$10.613    (b)$11.120       (b)$12.443       (b)$11.286
 Ending Number of AUs............................................ (a)807,092    (a)1,060,378     (a)1,047,942     (a)971,801
                                                                  (b)365,900    (b)409,129       (b)0             (b)0

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.321    (a)$12.509       (a)$14.514       (a)$15.628
                                                                  (b)$13.037    (b)$12.212       (b)$14.134       (b)$14.543
 Ending AUV...................................................... (a)$12.509    (a)$14.514       (a)$15.628       (a)$14.747
                                                                  (b)$12.212    (b)$14.134       (b)$14.543       (b)$13.634
 Ending Number of AUs............................................ (a)63,350     (a)53,097        (a)52,726        (a)45,844
                                                                  (b)15,170     (b)14,623        (b)0             (b)0

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$8.741     (a)$8.439        (a)$8.405       (a)$10.267
                                                                   (b)$8.581     (b)$8.264        (b)$8.211        (b)$9.621
 Ending AUV......................................................  (a)$8.439     (a)$8.405       (a)$10.267        (a)$8.299
                                                                   (b)$8.264     (b)$8.211        (b)$9.621        (b)$7.726
 Ending Number of AUs............................................ (a)59,613     (a)57,401        (a)20,188        (a)21,404
                                                                  (b)15,431     (b)15,497        (b)0             (b)0

------------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A        (a)N/A           (a)$10.809       (a)$12.025
                                                                  (b)N/A        (b)N/A           (b)$10.783       (b)$11.875
 Ending AUV...................................................... (a)N/A        (a)$10.809       (a)$12.025       (a)$10.760
                                                                  (b)N/A        (b)$10.783       (b)$11.875       (b)$10.557
 Ending Number of AUs............................................ (a)N/A        (a)459,306       (a)590,095       (a)478,504
                                                                  (b)N/A        (b)88,948        (b)0             (b)0

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A        (a)N/A           (a)$10.553       (a)$12.345
                                                                  (b)N/A        (b)N/A           (b)$10.529       (b)$12.190
 Ending AUV...................................................... (a)N/A        (a)$10.553       (a)$12.345       (a)$11.279
                                                                  (b)N/A        (b)$10.529       (b)$12.190       (b)$11.066
 Ending Number of AUs............................................ (a)N/A        (a)521,787       (a)702,057       (a)684,430
                                                                  (b)N/A        (b)75,406        (b)0             (b)0

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL
                                                                                       YEAR
                                                                   INCEPTION TO        ENDED
                                                                     12/31/11        12/31/12
                                                                  ============== ================
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.612      (a)$8.218
                                                                  (b)$10.514      (b)$8.129
 Ending AUV......................................................  (a)$8.218      (a)$9.643
                                                                   (b)$8.129      (b)$9.514
 Ending Number of AUs............................................ (a)58,307      (a)84,555
                                                                  (b)62,250      (b)98,272

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)N/A          (a)$9.999
                                                                  (b)N/A          (b)$9.999
 Ending AUV...................................................... (a)N/A         (a)$10.506
                                                                  (b)N/A         (b)$10.479
 Ending Number of AUs............................................ (a)N/A         (a)2,055,800
                                                                  (b)N/A         (b)1,431,909

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)N/A          (a)$9.999
                                                                  (b)N/A          (b)$9.999
 Ending AUV...................................................... (a)N/A         (a)$10.409
                                                                  (b)N/A         (b)$10.392
 Ending Number of AUs............................................ (a)N/A         (a)231,323
                                                                  (b)N/A         (b)181,388

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.590     (a)$11.735
                                                                  (b)$14.408     (b)$11.569
 Ending AUV...................................................... (a)$11.735     (a)$14.265
                                                                  (b)$11.569     (b)$14.028
 Ending Number of AUs............................................ (a)12,406      (a)17,438
                                                                  (b)15,088      (b)24,804

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.492     (a)$11.973
                                                                  (b)$11.395     (b)$11.852
 Ending AUV...................................................... (a)$11.973     (a)$12.193
                                                                  (b)$11.852     (b)$12.039
 Ending Number of AUs............................................ (a)40,290      (a)85,895
                                                                  (b)19,612      (b)51,529

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.594     (a)$11.812
                                                                  (b)$11.606     (b)$11.804
 Ending AUV...................................................... (a)$11.812     (a)$12.059
                                                                  (b)$11.804     (b)$12.021
 Ending Number of AUs............................................ (a)28,427      (a)55,237
                                                                  (b)30,342      (b)47,854

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.245      (a)$8.080
                                                                   (b)$9.169      (b)$8.000
 Ending AUV......................................................  (a)$8.080      (a)$9.214
                                                                   (b)$8.000      (b)$9.099
 Ending Number of AUs............................................ (a)11,777      (a)20,004
                                                                  (b)16,286      (b)22,185

------------------------------------------------------------------



                                                                       FISCAL           FISCAL            FISCAL
                                                                        YEAR             YEAR              YEAR
                                                                        ENDED            ENDED            ENDED
                                                                      12/31/13         12/31/14          12/31/15
                                                                  ================ ================ =================
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.643       (a)$11.676       (a)$10.684
                                                                   (b)$9.514       (b)$11.491       (b)$10.488
 Ending AUV...................................................... (a)$11.676       (a)$10.684        (a)$9.996
                                                                  (b)$11.491       (b)$10.488        (b)$9.789
 Ending Number of AUs............................................ (a)83,038        (a)100,220       (a)102,573
                                                                  (b)100,807       (b)114,843       (b)117,759

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$10.506       (a)$12.105       (a)$12.422
                                                                  (b)$10.479       (b)$12.045       (b)$12.329
 Ending AUV...................................................... (a)$12.105       (a)$12.422       (a)$11.589
                                                                  (b)$12.045       (b)$12.329       (b)$11.473
 Ending Number of AUs............................................ (a)5,766,353     (a)9,427,779     (a)11,123,655
                                                                  (b)3,324,554     (b)5,120,859     (b)5,651,124

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$10.409       (a)$12.036       (a)$12.349
                                                                  (b)$10.392       (b)$11.987       (b)$12.267
 Ending AUV...................................................... (a)$12.036       (a)$12.349       (a)$11.489
                                                                  (b)$11.987       (b)$12.267       (b)$11.385
 Ending Number of AUs............................................ (a)2,837,820     (a)6,165,252     (a)7,494,467
                                                                  (b)1,395,755     (b)2,772,515     (b)3,232,610

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.265       (a)$19.011       (a)$21.497
                                                                  (b)$14.028       (b)$18.649       (b)$21.035
 Ending AUV...................................................... (a)$19.011       (a)$21.497       (a)$22.934
                                                                  (b)$18.649       (b)$21.035       (b)$22.385
 Ending Number of AUs............................................ (a)25,372        (a)57,997        (a)81,258
                                                                  (b)23,881        (b)26,606        (b)26,770

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.193       (a)$11.714       (a)$12.088
                                                                  (b)$12.039       (b)$11.538       (b)$11.876
 Ending AUV...................................................... (a)$11.714       (a)$12.088       (a)$11.925
                                                                  (b)$11.538       (b)$11.876       (b)$11.687
 Ending Number of AUs............................................ (a)112,054       (a)146,970       (a)174,814
                                                                  (b)63,435        (b)67,350        (b)71,077

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.059       (a)$11.241       (a)$11.238
                                                                  (b)$12.021       (b)$11.177       (b)$11.146
 Ending AUV...................................................... (a)$11.241       (a)$11.238       (a)$10.904
                                                                  (b)$11.177       (b)$11.146       (b)$10.788
 Ending Number of AUs............................................ (a)78,939        (a)137,189       (a)148,351
                                                                  (b)63,721        (b)69,197        (b)68,243

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.214       (a)$12.923       (a)$12.750
                                                                   (b)$9.099       (b)$12.731       (b)$12.529
 Ending AUV...................................................... (a)$12.923       (a)$12.750       (a)$12.361
                                                                  (b)$12.731       (b)$12.529       (b)$12.117
 Ending Number of AUs............................................ (a)48,393        (a)32,511        (a)60,148
                                                                  (b)27,629        (b)34,002        (b)36,016

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
                                                                      12/31/16         12/31/17         12/31/18
                                                                  ================ ================ ================
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.996        (a)$9.947       (a)$11.884
                                                                   (b)$9.789        (b)$9.716       (b)$11.178
 Ending AUV......................................................  (a)$9.947       (a)$11.884        (a)$9.777
                                                                   (b)$9.716       (b)$11.178        (b)$9.136
 Ending Number of AUs............................................ (a)116,753       (a)107,389       (a)100,551
                                                                  (b)117,625       (b)0             (b)0

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$11.589       (a)$11.913       (a)$14.056
                                                                  (b)$11.473       (b)$11.765       (b)$13.516
 Ending AUV...................................................... (a)$11.913       (a)$14.056       (a)$12.882
                                                                  (b)$11.765       (b)$13.516       (b)$12.306
 Ending Number of AUs............................................ (a)9,250,289     (a)8,192,675     (a)7,497,206
                                                                  (b)5,280,270     (b)0             (b)0

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$11.489       (a)$11.883       (a)$13.836
                                                                  (b)$11.385       (b)$11.746       (b)$13.329
 Ending AUV...................................................... (a)$11.883       (a)$13.836       (a)$12.630
                                                                  (b)$11.746       (b)$13.329       (b)$12.088
 Ending Number of AUs............................................ (a)7,151,282     (a)6,505,470     (a)5,855,648
                                                                  (b)3,055,497     (b)0             (b)0

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$22.934       (a)$22.950       (a)$29.901
                                                                  (b)$22.385       (b)$22.345       (b)$28.053
 Ending AUV...................................................... (a)$22.950       (a)$29.901       (a)$29.117
                                                                  (b)$22.345       (b)$28.053       (b)$27.140
 Ending Number of AUs............................................ (a)89,687        (a)103,290       (a)61,309
                                                                  (b)28,784        (b)0             (b)0

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.925       (a)$11.872       (a)$12.000
                                                                  (b)$11.687       (b)$11.606       (b)$11.297
 Ending AUV...................................................... (a)$11.872       (a)$12.000       (a)$11.778
                                                                  (b)$11.606       (b)$11.297       (b)$11.016
 Ending Number of AUs............................................ (a)196,083       (a)180,339       (a)158,594
                                                                  (b)92,064        (b)0             (b)0

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.904       (a)$11.123       (a)$11.152
                                                                  (b)$10.788       (b)$10.977       (b)$10.539
 Ending AUV...................................................... (a)$11.123       (a)$11.152       (a)$10.946
                                                                  (b)$10.977       (b)$10.539       (b)$10.277
 Ending Number of AUs............................................ (a)156,733       (a)155,306       (a)128,824
                                                                  (b)68,336        (b)0             (b)0

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.361       (a)$13.025       (a)$16.561
                                                                  (b)$12.117       (b)$12.736       (b)$15.508
 Ending AUV...................................................... (a)$13.025       (a)$16.561       (a)$15.145
                                                                  (b)$12.736       (b)$15.508       (b)$14.089
 Ending Number of AUs............................................ (a)27,933        (a)13,415        (a)26,158
                                                                  (b)36,651        (b)0             (b)0

------------------------------------------------------------------



        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


                                      A-14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



       PROSPECTUS PROVISION                            AVAILABILITY OR VARIATION                          ISSUE STATE
Administration Charge              Contract Maintenance Fee is $30.                                  New Mexico
Administration Charge              Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                     Oregon
                                                                                                     Texas
                                                                                                     Washington
Annuity Date                       You may switch to the Income Phase any time after your first      Florida
                                     contract anniversary.
Annuity Date                       You may begin the Income Phase any time 13 or more months after   New York
                                     contract issue.
Cancellation of Living Benefit     Amounts allocated to the Secure Value Account will be             Washington
                                     automatically transferred to the Goldman
                                   Sachs VIT Government Money Market Fund or similar money market portfolio.
Joint Ownership                    Benefits and Features to be made available to Domestic Partners.  California
                                                                                                     District of Columbia
                                                                                                     Maine
                                                                                                     Nevada
                                                                                                     Oregon
                                                                                                     Washington
                                                                                                     Wisconsin
Joint Ownership                    Benefits and Features to be made available to Civil Union         Colorado
                                     Partners.                                                       Hawaii
                                                                                                     Illinois
                                                                                                     New Jersey
Living Benefits                    Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                     Oregon
                                                                                                     Texas
                                                                                                     Washington
Minimum Contract Value             The minimum remaining contract value after a partial withdrawal   Texas
                                     must be $2,000.
Nursing Home Waiver                The Nursing Home Waiver is not available for contracts purchased  California on or after May 1, 2014.
Polaris Income Plus Daily (only)   Charge will be deducted pro-rata from Variable Portfolios only.   Hawaii
                                                                                                     Missouri
                                                                                                     New York
                                                                                                     Oregon
                                                                                                     Texas
                                                                                                     Washington
Premium Tax                        We deduct premium tax charges of 0.50% for Qualified contracts    California
                                     and 2.35% for Non-Qualified
                                   contracts based on contract value when you begin the Income
                                     Phase.
Premium Tax                        We deduct premium tax charges of 2.0% for Non-Qualified           Maine
                                     contracts based on total Purchase
                                   Payments when you begin the Income Phase.
Premium Tax                        We deduct premium tax charges of 3.5% for Non-Qualified           Nevada
                                     contracts based on contract value when
                                   you begin the Income Phase.
Premium Tax                        For the first $500,000 in the contract, we deduct premium tax     South Dakota
                                     charges of 1.25% for Non-Qualified
                                   contracts based on total Purchase Payments when you begin the
                                     Income Phase. For any amount in
                                   excess of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for
                                   Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.
Premium Tax                        We deduct premium tax charges of 1.0% for Qualified contracts     West Virginia
                                     and 1.0% for Non-Qualified
                                   contracts based on contract value when you begin the Income
                                     Phase.
Premium Tax                        We deduct premium tax charges of 1.0% for Non-Qualified           Wyoming
                                     contracts based on total Purchase
                                   Payments when you begin the Income Phase.
Purchase Payment Age Limit         The Purchase Payment Age Limit is the later of six years after    Kentucky
                                     contract issue or the Owner's 66th
                                   birthday for contracts issued May 2, 2011 through August 2,       Minnesota
                                     2015. The Purchase Payment Age
                                   limit is not applicable to contracts issued on or after August    Oklahoma
                                     3, 2015.                                                        Texas
Purchase Payment Age Limit         The Purchase Payment Age Limit is the later of two years after    Washington
                                     contract issue or the Owner's
                                   62nd birthday for contracts issued May 2, 2011 through August 2,
                                     2015. The Purchase Payment
                                   Age limit is not applicable to contracts issued on or after
                                     August 3, 2015.
Transfer Privilege                 Any transfer over the limit of 15 will incur a $10 transfer fee.  Pennsylvania
                                                                                                     Texas


                                      B-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS,
           POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


EXAMPLE

ASSUME YOU ELECT POLARIS INCOME PLUS FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS
FOLLOWS:


               AVERAGE     CALCULATED
  BENEFIT     VALUE OF      FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX         VALUE*      FEE RATE     FEE RATE**
     1st       24.82          N/A         1.10%        0.2750%
     2nd       21.49          N/A         1.10%        0.2750%
     3rd       24.16          N/A         1.10%        0.2750%
     4th       19.44          N/A         1.10%        0.2750%
     5th       16.88         0.94%        0.94%        0.2350%

* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).


                                      C-1



AFTER THE 5TH BENEFIT QUARTER, ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:



              AVERAGE
               VALUE     CALCULATED
  BENEFIT       OF        FORMULA       ANNUAL      QUARTERLY
  QUARTER       VIX        VALUE       FEE RATE     FEE RATE
     6th      20.00        1.10%        1.10%       0.2750%
     7th      25.57        1.38%        1.35%       0.3375%
     8th      30.22        1.61%        1.60%       0.4000%
     9th      26.02        1.40%        1.40%       0.3500%
    10th      22.83        1.24%        1.24%       0.3100%
    11th      19.88        1.09%        1.09%       0.2725%
    12th      20.60        1.13%        1.13%       0.2825%
    13th      14.44        0.82%        0.88%       0.2200%
    14th      13.41        0.77%        0.77%       0.1925%
    15th       9.11        0.56%        0.60%       0.1500%
    16th      16.30        0.92%        0.85%       0.2125%


IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.38% - 1.10% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

1.10% + [0.05% x (14.44 - 20)]

1.10% + [0.05% x (-5.56)]

1.10% + (-0.00278) = 0.82% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

1.10% + [0.05% x (9.11 - 20)]

1.10% + [0.05% x (-10.89)]

1.10% + (-0.005445) = 0.56% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX. If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.


                                      C-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX D - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO AUGUST 22, 2016
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




None of the Living Benefits described below are currently being offered.

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to January 23, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On January 23, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.

TABLE OF CONTENTS



Polaris Income Plus Daily........... D-1
Polaris Income Plus*................ D-2
Polaris Income Plus* Fee............ D-12
Polaris Income Builder**............ D-2
Polaris Income Builder** Fee........ D-12
MarketLock For Life................. D-12
MarketLock For Life Fee............. D-15



*     formerly named "SunAmerica Income Plus"

**    formerly named "SunAmerica Income Builder"


POLARIS INCOME PLUS DAILY


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE / PROTECTED INCOME PAYMENT PERCENTAGE:

If your contract was purchased prior to August 22, 2016, and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:


IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:


                                                POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED       DAILY INCOME          DAILY INCOME         DAILY INCOME
         PERSON AT FIRST WITHDRAWAL(1)                OPTION 1              OPTION 2             OPTION 3
 One Covered Person (Age 64 and Younger)       5.5%  /  3.0%(2)      5.5%  /  3.0%(2)         4.0%  /  4.0%
 One Covered Person (Age 65 and Older)            6.0%  /  4.0%         7.0%  /  3.0%         5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)      5.0%  /  3.0%(3)      5.0%  /  3.0%(3)         3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)           5.5%  /  4.0%         6.5%  /  3.0%         4.5%  /  4.5%

IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND COVERED PERSON IS YOUNGER THAN AGE 68:



                                                POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED       DAILY INCOME          DAILY INCOME         DAILY INCOME
         PERSON AT FIRST WITHDRAWAL(1)                OPTION 1              OPTION 2             OPTION 3
 One Covered Person (Age 64 and Younger)       5.0%  /  2.5%(4)      5.0%  /  2.5%(4)         3.5%  /  3.5%
 One Covered Person (Age 65 and Older)            5.5%  /  3.5%         6.5%  /  2.5%         4.5%  /  4.5%
 Two Covered Persons (Age 64 and Younger)      4.5%  /  2.5%(5)      4.5%  /  2.5%(5)         3.0%  /  3.0%
 Two Covered Persons (Age 65 and Older)           5.0%  /  3.5%         6.0%  /  3.0%         4.0%  /  4.0%


THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.

POLARIS INCOME PLUS AND POLARIS INCOME BUILDER



INCOME CREDIT

If your contract was issued prior to August 22, 2016, and you elected the optional Polaris Income Plus or Polaris Income Builder living benefits, the following Income Credit rates are applicable:


                        INCOME CREDIT
                     (AS A PERCENTAGE OF
     OPTIONAL         THE INCOME CREDIT                INCOME
  LIVING BENEFIT            BASE)                CREDIT AVAILABILITY
 Polaris Income             6.0%           Available during the first 12
 Plus                                       Benefit Years -- the Income
                                             Credit is REDUCED in years
                                               withdrawals are taken
 Polaris Income             6.0%           Available during the first 12
 Builder                                    Benefit Years -- the Income
                                           Credit is ELIMINATED in years
                                              any withdrawal is taken

If your contract was issued prior to February 29, 2016, and you elected the optional Polaris Income Plus (formerly named "SunAmerica Income Plus" for contracts issued January 23, 2012 and after) or Polaris Income Builder (formerly named "SunAmerica Income Builder" for contracts issued January 23, 2012 and after) living benefits, the following provisions are applicable to the feature you elected.

POLARIS INCOME PLUS


INVESTMENT REQUIREMENTS

If your contract was issued between May 1, 2015 and January 24, 2016, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3, you must allocate your assets in accordance with A, B, C, D or E:



  A   10% Secure     45% SA VCP Dynamic Allocation; and
      Value Account  45% SA VCP Dynamic Strategy
  B   10% Secure     30% SA VCP Dynamic Allocation;
      Value Account  30% SA VCP Dynamic Strategy;
                     10% SA American Funds VCP Managed
                     Allocation;
                     10% SA Invesco VCP Equity-Income; and
                     10% SA PIMCO VCP Tactical Balanced
  C   10% Secure     18% SA American Funds VCP Managed
      Value Account  Allocation;
                     18% SA Invesco VCP Equity-Income;
                     18% SA PIMCO VCP Tactical Balanced;
                     18% SA VCP Dynamic Allocation; and
                     18% SA VCP Dynamic Strategy
  D   10% Secure     30% SA VCP Dynamic Allocation;
      Value Account  20% SA American Funds VCP Managed
                     Allocation;
                     20% SA Invesco VCP Equity-Income; and
                     20% SA PIMCO VCP Tactical Balanced
  E   10% Secure     Up to 90% in one or more of the following
      Value Account  Variable Portfolios, except as otherwise noted:
                     Goldman Sachs VIT Government Money
                     Market Fund
                     SA American Funds VCP Managed
                     Allocation*
                     SA BlackRock VCP Global Multi Asset*
                     SA DFA Ultra Short Bond
                     SA Federated Corporate Bond
                     SA Goldman Sachs Global Bond
                     SA Invesco VCP Equity-Income*
                     SA JPMorgan MFS Core bond
                     SA PIMCO VCP Tactical Balanced*
                     SA Schroders VCP Global Allocation*
                     SA T. Rowe Price VCP Balanced*
                     SA VCP Dynamic Allocation
                     SA VCP Dynamic Strategy
                     SA Wellington Government and Quality Bond
                     SA Wellington Real Return
                     * You may invest up to a maximum of 50% in each
                     of these Variable Portfolios.

If your contract was issued between March 2, 2015 and April 30, 2015, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3, the following investment requirements are applicable to your living benefit:



  A   20% Secure     40% SA VCP Dynamic Allocation; and
      Value Account  40% SA VCP Dynamic Strategy
  B   20% Secure     30% SA VCP Dynamic Allocation;
      Value Account  30% SA VCP Dynamic Strategy;
                     6% SA American Funds VCP Managed
                     Allocation;
                     7% SA Invesco VCP Equity-Income; and
                     7% SA PIMCO VCP Tactical Balanced
  C   20% Secure     16% SA American Funds VCP Managed
      Value Account  Allocation;
                     16% SA Invesco VCP Equity-Income;
                     16% SA PIMCO VCP Tactical Balanced;
                     16% SA VCP Dynamic Allocation; and
                     16% SA VCP Dynamic Strategy
  D   20% Secure     20% SA VCP Dynamic Allocation;
      Value Account  20% SA American Funds VCP Managed
                     Allocation;
                     20% SA Invesco VCP Equity-Income; and
                     20% SA PIMCO VCP Tactical Balanced
  E   20% Secure     Up to 80% in one or more of the following
      Value Account  Variable Portfolios, except as otherwise noted:
                     Goldman Sachs VIT Government Money
                     Market Fund
                     SA American Funds VCP Managed
                     Allocation*
                     SA BlackRock VCP Global Multi Asset*
                     SA DFA Ultra Short Bond
                     SA Federated Corporate Bond
                     SA Goldman Sachs Global Bond
                     SA Invesco VCP Equity-Income*
                     SA JPMorgan MFS Core bond
                     SA PIMCO VCP Tactical Balanced*
                     SA Schroders VCP Global Allocation*
                     SA T. Rowe Price VCP Balanced*
                     SA VCP Dynamic Allocation
                     SA VCP Dynamic Strategy
                     SA Wellington Government and Quality Bond
                     SA Wellington Real Return
                     * You may invest up to a maximum of 50% in each
                     of these Variable Portfolios.



If your contract was issued between May 1, 2013 and March 1, 2015, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3, the following investment requirements are applicable to your living benefit:



  A   20% Secure     40% SA VCP Dynamic Allocation; and
      Value Account  40% SA VCP Dynamic Strategy
  B   20% Secure     30% SA VCP Dynamic Allocation;
      Value Account  30% SA VCP Dynamic Strategy;
                     6% SA American Funds VCP Managed
                     Allocation;
                     7% SA Invesco VCP Equity-Income; and
                     7% SA PIMCO VCP Tactical Balanced
  C   20% Secure     Up to 80% in one or more of the following
      Value Account  Variable Portfolios, except as otherwise noted:
                     Goldman Sachs VIT Government Money
                     Market Fund
                     SA American Funds VCP Managed
                     Allocation*
                     SA BlackRock VCP Global Multi Asset*
                     SA DFA Ultra Short Bond
                     SA Federated Corporate Bond
                     SA Goldman Sachs Global Bond
                     SA Invesco VCP Equity-Income*
                     SA JPMorgan MFS Core bond
                     SA PIMCO VCP Tactical Balanced*
                     SA Schroders VCP Global Allocation*
                     SA T. Rowe Price VCP Balanced*
                     SA VCP Dynamic Allocation
                     SA VCP Dynamic Strategy
                     SA Wellington Government and Quality Bond
                     SA Wellington Real Return
                     * You may invest up to a maximum of 10% in each
                     of these Variable Portfolios.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE / PROTECTED INCOME PAYMENT PERCENTAGE:

If your contract was purchased between May 12, 2014 and August 21, 2016, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:


 NUMBER OF COVERED PERSONS AND AGE OF COVERED   POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
         PERSON AT FIRST WITHDRAWAL(1)            INCOME OPTION 1       INCOME OPTION 2       INCOME OPTION 3
 One Covered Person (Age 64 and Younger)       5.5%  /  3.0%(2)      5.5%  /  3.0%(2)         4.0%  /  4.0%
 One Covered Person (Age 65 and Older)            6.0%  /  4.0%         7.0%  /  3.0%         5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)      5.0%  /  3.0%(3)      5.0%  /  3.0%(3)         3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)           5.5%  /  4.0%         6.5%  /  3.0%         4.5%  /  4.5%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

If your contract was issued between February 11, 2013 and May 11, 2014, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable to your living benefit:


 NUMBER OF COVERED PERSONS AND AGE OF COVERED   POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
          PERSON AT FIRST WITHDRAWAL*             INCOME OPTION 1       INCOME OPTION 2       INCOME OPTION 3
 One Covered Person (Age 64 and Younger)         5.0%  /  3.0%**       5.0%  /  3.0%**       3.75%  /  3.75%
 One Covered Person (Age 65 and Older)            5.5%  /  4.0%         6.5%  /  3.0%         5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)        4.5%  /  3.0%***      4.5%  /  3.0%***      3.25%  /  3.25%
 Two Covered Persons (Age 65 and Older)           5.0%  /  4.0%         6.0%  /  3.0%         4.5%  /  4.5%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.


If your contract was issued from February 11, 2013 through September 30, 2013, and you elected the optional Polaris Income Plus living benefit Income Option with Custom Allocation, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:



                                                  POLARIS
                                                INCOME PLUS
    NUMBER OF COVERED PERSONS AND AGE OF     INCOME OPTION WITH
    COVERED PERSON AT FIRST WITHDRAWAL*      CUSTOM ALLOCATION
 One Covered Person (Age 64 and Younger)      4.5%  /  3.0%**
 One Covered Person (Age 65 and Older)         4.5%  /  4.0%
 Two Covered Persons (Age 64 and Younger)    4.0%  /  3.0%***
 Two Covered Persons (Age 65 and Older)        4.0%  /  4.0%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

INVESTMENT REQUIREMENTS

If your contract was issued between January 23, 2012 through September 30, 2013, and you elected the optional Polaris Income Plus living benefit Income Option with Custom Allocation, the following investment requirements are applicable:


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION

If you elect the Polaris Income Plus Income Option with Custom Allocation, you must allocate your assets in accordance with one of three Check the Box Options or the Build-Your-Own Option:



 Check-The-     10% Secure      90% in Allocation 1, 2 or 3*; or
 Box Option 1   Value Account   90% in Combination Allocation 1, 2
                                or 3*
                                * Please see the allocations for the
                                formerly available Polaris Portfolio
                                Allocator Models and 50%-50%
                                Combination Models in the POLARIS
                                PORTFOLIO ALLOCATOR PROGRAM
                                and 50%-50% COMBINATION
                                MODEL PROGRAM FOR
                                CONTRACTS ISSUED PRIOR TO
                                FEBRUARY 6, 2017 in APPENDIX G.
 Check-The-     10% Secure      90% in one or more of the following
 Box Option 2   Value Account   Variable Portfolios:
                                SA American Funds VCP Managed
                                Allocation
                                Franklin Income VIP Fund
                                SA Allocation Balanced
                                SA Allocation Moderate
                                SA Allocation Moderate Growth
                                SA JPMorgan Diversified Balanced
                                SA MFS Total Return
                                SA PGI Asset Allocation
                                SA VCP Dynamic Allocation
                                SA VCP Dynamic Strategy
 Check-The-     10% Secure      90% SA DFA Ultra Short Bond
 Box Option 3   Value Account


If you choose the Build-Your-Own Option, after investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments must be invested among the Variable Portfolios, as follows:





   INVESTMENT        FLEXIBLE        VARIABLE PORTFOLIOS AND/OR
      GROUP         ALLOCATION           DCA FIXED ACCOUNTS
 A. BOND, CASH     Minimum 20%    SA DFA Ultra Short Bond
  AND DCA          Maximum 90%    SA Federated Corporate Bond
  FIXED                           SA Goldman Sachs Global Bond
  ACCOUNTS
                                  SA JPMorgan MFS Core Bond
                                  SA Wellington Government and
                                  Quality Bond
                                  SA Wellington Real Return
                                  DCA FIXED ACCOUNTS*
                                  DCA 6-Month
                                  1-Year DCA
                                  2-Year DCA


   INVESTMENT        FLEXIBLE        VARIABLE PORTFOLIOS AND/OR
      GROUP         ALLOCATION           DCA FIXED ACCOUNTS
 B. EQUITY**        Minimum 0%    Franklin Income VIP Fund
                   Maximum 70%    Franklin Allocation VIP Fund
                                  Invesco V.I. American Franchise
                                  Fund
                                  Invesco V.I. Comstock Fund
                                  Invesco V.I. Growth and Income
                                  Fund
                                  Lord Abbett Growth and Income
                                  SA AB Growth
                                  SA AB Small & Mid Cap Value
                                  SA Allocation Balanced
                                  SA Allocation Growth
                                  SA Allocation Moderate Growth
                                  SA Allocation Moderate
                                  SA American Funds Asset
                                  Allocation
                                  SA American Funds Global
                                  Growth
                                  SA American Funds Growth
                                  SA American Funds
                                  Growth-Income
                                  SA Dogs of Wall Street
                                  SA Federated Corporate Bond
                                  SA Janus Focused Growth
                                  SA JPMorgan Diversified
                                  Balanced
                                  SA JPMorgan Equity-Income
                                  SA JPMorgan Global Equities
                                  SA Legg Mason BW Large Cap
                                  Value
                                  SA MFS Massachusetts
                                  Investors Trust
                                  SA MFS Total Return
                                  SA MFS Blue Chip Growth
                                  SA Morgan Stanley
                                  International Equities
                                  SA Oppenheimer Main Street
                                  Large Cap
                                  SA PGI Asset Allocation
                                  SA PineBridge High-Yield Bond
                                  SA Putnam International
                                  Growth and Income
                                  SA Templeton Foreign Value
                                  SA VCP Dynamic Allocation
                                  SA VCP Dynamic Strategy
                                  SA Wellington Capital
                                  Appreciation
                                  SA WellsCap Aggressive Growth
 C. LIMITED         Minimum 0%    SA American Funds VCP
  EQUITY           Maximum 10%    Managed Allocation
                                  SA Columbia Technology
                                  SA Fidelity Institutional AM(R)
                                  Real Estate
                                  SA Franklin Small Company
                                  Value
                                  SA Invesco Growth
                                  Opportunities
                                  SA JPMorgan Emerging
                                  Markets
                                  SA JPMorgan Mid-Cap Growth


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.


                                      D-5



**    Not all funds listed in the Equity group invest in equity markets.

If you elect the Polaris Income Plus Income Option with Custom Allocation, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% may be invested in an Allocation* or Combination Allocation* that complies with the investment requirements. Your Allocation* or Combination Allocation* will automatically be rebalanced quarterly if you elect this living benefit. You may not reallocate your money from the Secure Value Account to an other Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends.

* Please see the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models in the POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 in APPENDIX G.


If your contract was issued from June 18, 2012 through February 10, 2013, and you elected the optional Polaris Income Plus living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


   NUMBER OF COVERED
   PERSONS AND AGE OF           POLARIS             POLARIS
   COVERED PERSON AT          INCOME PLUS         INCOME PLUS
   FIRST WITHDRAWAL*        INCOME OPTION 1     INCOME OPTION 2
 One Covered Person
 (Age 64 and Younger)      5.5%  /  3.0%**      5.5%  /  3.0%**
 One Covered Person
 (Age 65 and Older)         5.5%  /  4.0%        6.5%  /  3.0%
 Two Covered Persons
 (Age 64 and Younger)     5.0%  /  3.0%***     5.0%  /  3.0%***
 Two Covered Persons
 (Age 65 and Older)         5.0%  /  4.0%        6.0%  /  3.0%



   NUMBER OF COVERED                                POLARIS
   PERSONS AND AGE OF          POLARIS            INCOME PLUS
   COVERED PERSON AT         INCOME PLUS          OPTION WITH
   FIRST WITHDRAWAL*       INCOME OPTION 3     CUSTOM ALLOCATION
 One Covered Person
 (Age 64 and Younger)     3.75%  /  3.75%      4.5%  /  3.0%**
 One Covered Person
 (Age 65 and Older)        5.0%  /  5.0%        4.5%  /  4.0%
 Two Covered Persons
 (Age 64 and Younger)     3.25%  /  3.25%      4.0%  /  3.0%***
 Two Covered Persons
 (Age 65 and Older)        4.5%  /  4.5%        4.0%  /  4.0%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

POLARIS INCOME BUILDER


INVESTMENT REQUIREMENTS

If your contract was issued between May 1, 2015 and January 24, 2016, and you elected the optional Polaris Income Builder, you must allocate your assets in accordance with A, B, C, D or E:



  A   10% Secure     45% SA VCP Dynamic Allocation; and
      Value Account  45% SA VCP Dynamic Strategy
  B   10% Secure     30% SA VCP Dynamic Allocation;
      Value Account  30% SA VCP Dynamic Strategy;
                     10% SA American Funds VCP Managed
                     Allocation;
                     10% SA Invesco VCP Equity-Income; and
                     10% SA PIMCO VCP Tactical Balanced
  C   10% Secure     18% SA American Funds VCP Managed
      Value Account  Allocation;
                     18% SA Invesco VCP Equity-Income;
                     18% SA PIMCO VCP Tactical Balanced;
                     18% SA VCP Dynamic Allocation; and
                     18% SA VCP Dynamic Strategy
  D   10% Secure     30% SA VCP Dynamic Allocation;
      Value Account  20% SA American Funds VCP Managed
                     Allocation;
                     20% SA Invesco VCP Equity-Income; and
                     20% SA PIMCO VCP Tactical Balanced
  E   10% Secure     Up to 90% in one or more of the following
      Value Account  Variable Portfolios, except as otherwise noted:
                     Goldman Sachs VIT Government Money
                     Market Fund
                     SA American Funds VCP Managed
                     Allocation*
                     SA BlackRock VCP Global Multi Asset*
                     SA DFA Ultra Short Bond
                     SA Federated Corporate Bond
                     SA Goldman Sachs Global Bond
                     SA Invesco VCP Equity-Income*
                     SA JPMorgan MFS Core bond
                     SA PIMCO VCP Tactical Balanced*
                     SA Schroders VCP Global Allocation*
                     SA T. Rowe Price VCP Balanced*
                     SA VCP Dynamic Allocation
                     SA VCP Dynamic Strategy
                     SA Wellington Government and Quality Bond
                     SA Wellington Real Return
                     * You may invest up to a maximum of 50% in each
                     of these Variable Portfolios.



                                      D-6



If your contract was issued between March 2, 2015 and April 30, 2015, and you elected the optional Polaris Income Builder, the following investment requirements are applicable to your living benefit:



  A   20% Secure     40% SA VCP Dynamic Allocation; and
      Value Account  40% SA VCP Dynamic Strategy
  B   20% Secure     30% SA VCP Dynamic Allocation;
      Value Account  30% SA VCP Dynamic Strategy;
                     6% SA American Funds VCP Managed
                     Allocation;
                     7% SA Invesco VCP Equity-Income; and
                     7% SA PIMCO VCP Tactical Balanced
  C   20% Secure     16% SA American Funds VCP Managed
      Value Account  Allocation;
                     16% SA Invesco VCP Equity-Income;
                     16% SA PIMCO VCP Tactical Balanced;
                     16% SA VCP Dynamic Allocation; and
                     16% SA VCP Dynamic Strategy
  D   20% Secure     20% SA VCP Dynamic Allocation;
      Value Account  20% SA American Funds VCP Managed
                     Allocation;
                     20% SA Invesco VCP Equity-Income; and
                     20% SA PIMCO VCP Tactical Balanced
  E   20% Secure     Up to 80% in one or more of the following
      Value Account  Variable Portfolios, except as otherwise noted:
                     Goldman Sachs VIT Government Money
                     Market Fund
                     SA American Funds VCP Managed
                     Allocation*
                     SA BlackRock VCP Global Multi Asset*
                     SA DFA Ultra Short Bond
                     SA Federated Corporate Bond
                     SA Goldman Sachs Global Bond
                     SA Invesco VCP Equity-Income*
                     SA JPMorgan MFS Core bond
                     SA PIMCO VCP Tactical Balanced*
                     SA Schroders VCP Global Allocation*
                     SA T. Rowe Price VCP Balanced*
                     SA VCP Dynamic Allocation
                     SA VCP Dynamic Strategy
                     SA Wellington Government and Quality Bond
                     SA Wellington Real Return
                     * You may invest up to a maximum of 50% in each
                     of these Variable Portfolios.



If your contract was issued between May 1, 2013 and March 1, 2015, and you elected the optional Polaris Income Builder, the following investment requirements are applicable to your living benefit:



  A   20% Secure     40% SA VCP Dynamic Allocation; and
      Value Account  40% SA VCP Dynamic Strategy
  B   20% Secure     30% SA VCP Dynamic Allocation;
      Value Account  30% SA VCP Dynamic Strategy;
                     6% SA American Funds VCP Managed
                     Allocation;
                     7% SA Invesco VCP Equity-Income; and
                     7% SA PIMCO VCP Tactical Balanced
  C   20% Secure     Up to 80% in one or more of the following
      Value Account  Variable Portfolios, except as otherwise noted:
                     Goldman Sachs VIT Government Money
                     Market Fund
                     SA American Funds VCP Managed
                     Allocation*
                     SA BlackRock VCP Global Multi Asset*
                     SA DFA Ultra Short Bond
                     SA Federated Corporate Bond
                     SA Goldman Sachs Global Bond
                     SA Invesco VCP Equity-Income*
                     SA JPMorgan MFS Core bond
                     SA PIMCO VCP Tactical Balanced*
                     SA Schroders VCP Global Allocation*
                     SA T. Rowe Price VCP Balanced*
                     SA VCP Dynamic Allocation
                     SA VCP Dynamic Strategy
                     SA Wellington Government and Quality Bond
                     SA Wellington Real Return
                     * You may invest up to a maximum of 10% in each
                     of these Variable Portfolios.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE /
PROTECTED INCOME PAYMENT PERCENTAGE:

If your contract was issued from May 1, 2013 through February 28, 2016, and you elected the optional Polaris Income Builder living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


  NUMBER OF COVERED PERSONS AND AGE OF         POLARIS
   COVERED PERSON AT FIRST WITHDRAWAL*      INCOME BUILDER
 One Covered Person (Age 65 and Older)     5.5%  /  5.25%
 Two Covered Persons (Age 65 and Older)    5.0%  /  4.75%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.


                                      D-7



If your contract was issued from February 11, 2013 through April 30, 2013, and you elected the optional Polaris Income Builder living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


  NUMBER OF COVERED PERSONS AND AGE OF         POLARIS
   COVERED PERSON AT FIRST WITHDRAWAL*      INCOME BUILDER
 One Covered Person (Age 65 and Older)     5.25%  /  5.0%
 Two Covered Persons (Age 65 and Older)    4.75%  /  4.5%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

If your contract was issued from June 18, 2012 through February 10, 2013, and you elected the optional Polaris Income Builder living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


   NUMBER OF COVERED PERSONS AND AGE OF           POLARIS
    COVERED PERSON AT FIRST WITHDRAWAL*       INCOME BUILDER
 One Covered Person (Age 64 and Younger)     3.75%  /  3.75%
 One Covered Person (Age 65 and Older)       4.75%  /  4.75%
 Two Covered Persons (Age 64 and Younger)    3.25%  /  3.25%
 Two Covered Persons (Age 65 and Older)      4.25%  /  4.25%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.



INCOME CREDIT:

If your contract was issued prior to February 11, 2013, and you elected the optional Polaris Income Builder living benefit, the annual Income Credit percentage is 8%.


MINIMUM ISSUE AGE:

If your contract was issued prior to February 11, 2013, and you elected the optional Polaris Income Builder living benefit, the minimum issue age was 45.


POLARIS INCOME PLUS AND POLARIS INCOME BUILDER

If your contract was issued from January 23, 2012 through April 30, 2013, and you elected the optional SunAmerica Income Plus or SunAmerica Income Builder living benefit, the investment requirements under SunAmerica Income Plus or SunAmerica Income Builder are as follows:

Are there investment requirements if I elect a Living Benefit?

If you elect SunAmerica Income Plus Income Option 1, 2 or 3 or SunAmerica Income Builder, we will allocate 20% of every Purchase Payment, and Continuation Contribution, if any, to the Secure Value Account. If you elect the SunAmerica Income Plus Income Option with Custom Allocation, we will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless SunAmerica Income Plus or SunAmerica Income Builder have been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to another DCA Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends.

If you elect SunAmerica Income Plus Income Option 1, 2 or 3 or SunAmerica Income Builder, the remaining 80% of every Purchase Payment and Continuation Contribution, if any, can be invested among the following Variable Portfolios and available DCA Fixed Accounts:

You may allocate the remaining 80% of your assets among the following investment options:

Goldman Sachs VIT Government Money Market Fund
SA DFA Ultra Short Bond
SA Federated Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy

DCA FIXED ACCOUNTS*

6-Month DCA
1-Year DCA
2-Year DCA

You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

If you elect the SunAmerica Income Plus Income Option with Custom Allocation, the remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment requirements in one of four ways as outlined below.


                                      D-8



SUNAMERICA INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION OPTIONS

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3 as follows:



 Option 1     90% in Allocation 1, 2 or 3*; or
              90% in Combination Allocation 1, 2 or 3*
              * Please see the allocations for the formerly available Polaris
              Portfolio Allocator Models and 50%-50% Combination
              Models in the POLARIS PORTFOLIO ALLOCATOR
              PROGRAM and 50%-50% COMBINATION MODEL
              PROGRAM FOR CONTRACTS ISSUED PRIOR TO
              FEBRUARY 6, 2017 in APPENDIX G.
 Option 2     90% in one or more of the following balanced Variable
              Portfolios:
              Franklin Income VIP Fund
              SA Allocation Balanced
              SA Allocation Moderate
              SA Allocation Moderate Growth
              SA American Funds VCP Managed Allocation
              SA JPMorgan Diversified Balanced
              SA MFS Total Return
              SA PGI Asset Allocation
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
 Option 3     90% SA DFA Ultra Short Bond


SUNAMERICA INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION -- BUILD-YOUR-OWN OPTION

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available DCA Fixed Accounts, as follows:





   INVESTMENT        FLEXIBLE      VARIABLE PORTFOLIOS AND/OR DCA
      GROUP         ALLOCATION             FIXED ACCOUNTS
 A. BOND, CASH     Minimum 20%    SA DFA Ultra Short Bond
  AND DCA          Maximum 90%    SA Federated Corporate Bond
  FIXED                           SA Goldman Sachs Global Bond
  ACCOUNTS
                                  SA JPMorgan MFS Core Bond
                                  SA Wellington Government and
                                  Quality Bond
                                  SA Wellington Real Return
                                  DCA FIXED ACCOUNTS*
                                  DCA 6-Month
                                  1-Year DCA
                                  2-Year DCA


   INVESTMENT        FLEXIBLE      VARIABLE PORTFOLIOS AND/OR DCA
      GROUP         ALLOCATION             FIXED ACCOUNTS
 B. EQUITY**        Minimum 0%    Franklin Income VIP Fund
                   Maximum 70%    Franklin Allocation VIP Fund
                                  Invesco V.I. American Franchise
                                  Fund
                                  Invesco V.I. Comstock Fund
                                  Invesco V.I. Growth and Income
                                  Fund
                                  Lord Abbett Growth and Income
                                  SA AB Growth
                                  SA AB Small & Mid Cap Value
                                  SA Allocation Balanced
                                  SA Allocation Growth
                                  SA Allocation Moderate Growth
                                  SA Allocation Moderate
                                  SA American Funds Asset
                                  Allocation
                                  SA American Funds Global
                                  Growth
                                  SA American Funds Growth
                                  SA American Funds
                                  Growth-Income
                                  SA Dogs of Wall Street
                                  SA Federated Corporate Bond
                                  SA Janus Focused Growth
                                  SA JPMorgan Diversified
                                  Balanced
                                  SA JPMorgan Equity-Income
                                  SA JPMorgan Global Equities
                                  SA Legg Mason BW Large Cap
                                  Value
                                  SA MFS Massachusetts
                                  Investors Trust
                                  SA MFS Total Return
                                  SA MFS Blue Chip Growth
                                  SA Morgan Stanley
                                  International Equities
                                  SA Oppenheimer Main Street
                                  Large Cap
                                  SA PGI Asset Allocation
                                  SA PineBridge High-Yield Bond
                                  SA Putnam International
                                  Growth and Income
                                  SA Templeton Foreign Value
                                  SA VCP Dynamic Allocation
                                  SA VCP Dynamic Strategy
                                  SA Wellington Capital
                                  Appreciation
                                  SA WellsCap Aggressive Growth
 C. LIMITED         Minimum 0%    SA American Funds VCP
  EQUITY           Maximum 10%    Managed Allocation
                                  SA Columbia Technology
                                  SA Fidelity Institutional AM(R)
                                  Real Estate
                                  SA Franklin Small Company
                                  Value
                                  SA Invesco Growth
                                  Opportunities
                                  SA JPMorgan Emerging
                                  Markets
                                  SA JPMorgan Mid-Cap Growth


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.


                                      D-9



**    Not all funds listed in the Equity group invest in equity markets.

If your contract was issued from January 23, 2012 through November 11, 2012, and you elected either the optional Polaris Income Plus or Polaris Income Builder living benefit, the following provisions are applicable to the feature you elected:

Under LIVING BENEFIT DEFINED TERMS, the terms "Eligible Purchase Payments" and "Ineligible Purchase Payments" are defined as follows:


ELIGIBLE PURCHASE PAYMENTS

Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base and Income Credit Base. The calculation of Eligible Purchase Payments does not include Income Credits or the Continuation Contribution, if any. However, the Continuation Contribution, if any, is included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval. We will not accept subsequent Purchase Payments after the 2nd Contract Year.


     FIRST CONTRACT YEAR             SUBSEQUENT CONTRACT YEARS
 100% of Purchase Payments   Purchase Payments received in Contract
 received                    Year 2, capped at 100% of Purchase
                             Payments received in the first Contract
                             Year

EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 in contract year 2 for a grand total maximum of $200,000 of Eligible Purchase Payments. We will not accept subsequent Purchase Payments after the 2nd Contract Year.


INELIGIBLE PURCHASE PAYMENTS

Purchase Payments, or portions thereof, received after the 2nd Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above. We will not accept subsequent Purchase Payments after the 2nd Contract Year.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE /
PROTECTED INCOME PAYMENT PERCENTAGE:

If your contract was issued between January 23, 2012 and June 17, 2012 and you elected the optional Polaris Income Plus or Polaris Income Builder living benefits, the following provisions are applicable to the feature you elected. All other Polaris Income Plus and Polaris Income Builder provisions discussed in the prospectus above apply to your elected feature except for the following:

Under the question, "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" the income options under Polaris Income Plus and Polaris Income Builder are as follows:


   NUMBER OF COVERED
   PERSONS AND AGE OF           POLARIS             POLARIS
   COVERED PERSON AT          INCOME PLUS         INCOME PLUS
   FIRST WITHDRAWAL*        INCOME OPTION 1     INCOME OPTION 2
 One Covered Person
 (Age 64 and Younger)      6.0%  /  3.0%**      6.0%  /  3.0%**
 One Covered Person
 (Age 65 and Older)         6.0%  /  4.0%        7.0%  /  3.0%
 Two Covered Persons
 (Age 64 and Younger)     5.5%  /  3.0%***     5.5%  /  3.0%***
 Two Covered Persons
 (Age 65 and Older)         5.5%  /  4.0%        6.5%  /  3.0%




   NUMBER OF COVERED
   PERSONS AND AGE OF          POLARIS              POLARIS
   COVERED PERSON AT         INCOME PLUS       INCOME PLUS WITH
   FIRST WITHDRAWAL*       INCOME OPTION 3     CUSTOM ALLOCATION
 One Covered Person
 (Age 64 and Younger)      4.0%  /  4.0%       5.0%  /  3.0%**
 One Covered Person
 (Age 65 and Older)       5.25%  /  5.25%       5.0%  /  4.0%
 Two Covered Persons
 (Age 64 and Younger)      3.5%  /  3.5%       4.5%  /  3.0%***
 Two Covered Persons
 (Age 65 and Older)       4.75%  /  4.75%       4.5%  /  4.0%




   NUMBER OF COVERED PERSONS AND AGE OF          POLARIS
    COVERED PERSON AT FIRST WITHDRAWAL*       INCOME BUILDER
 One Covered Person (Age 64 and Younger)      4.0%  /  4.0%
 One Covered Person (Age 65 and Older)        5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)     3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)       4.5%  /  4.5%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

If your contract was issued prior to January 23, 2012 and you elected the optional SunAmerica Income Plus or SunAmerica Income Builder living benefits, the following provisions are applicable to the feature you elected. All other SunAmerica Income Plus and SunAmerica Income Builder


                                      D-10



provisions discussed in the prospectus above apply to your elected feature except for the following provisions:

Under LIVING BENEFIT DEFINED TERMS, the terms "Eligible Purchase Payments" and "Investment Requirements" are defined as follows:


     ELIGIBLE PURCHASE PAYMENTS

     Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base and Income Credit Base. The calculation of Eligible Purchase Payments does not include Income Credits or the Continuation Contribution, if any. However, the Continuation Contribution, if any, is included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval. We will not accept subsequent Purchase Payments after the 5th contract year.


     FIRST CONTRACT YEAR             SUBSEQUENT CONTRACT YEARS
 100% of Purchase Payments   Purchase Payments received in contract
 Received                    years 2-5, capped at 200% of Purchase
                             Payments received in the first contract
                             year

     INVESTMENT REQUIREMENTS

     We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account ("Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, (the "Flexible Allocation"), must be allocated by you in accordance with the investment options outlined under "ARE THERE ANY INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOMEPLUS OR SUNAMERICA INCOME BUILDER?" BELOW.

     The following Living Benefit Defined Terms do not apply to the SunAmerica Income Plus or SunAmerica Income Builder you elected: "Custom Allocation Income Option" and "Dynamic Allocation Income Option."

Under the question, "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" the income options under SunAmerica Income Plus and SunAmerica Income Builder are as follows:


SUNAMERICA INCOME PLUS



                                INCOME OPTION 1              INCOME OPTION 2
       NUMBER OF
    COVERED PERSONS          MAXIMUM       PROTECTED       MAXIMUM      PROTECTED
       AND AGE OF            ANNUAL         INCOME         ANNUAL         INCOME
     COVERED PERSON        WITHDRAWAL       PAYMENT      WITHDRAWAL      PAYMENT
  AT FIRST WITHDRAWAL*     PERCENTAGE     PERCENTAGE     PERCENTAGE     PERCENTAGE
 One Covered Person
 (Age 64 and Younger)        6.0%          3.0%**          6.0%          3.0%**
 One Covered Person
 (Age 65 and Older)          6.0%           4.0%           7.0%           3.0%
 Two Covered Persons
 (Age 64 and Younger)        5.5%          3.0%***         5.5%          3.0%***
 Two Covered Persons
 (Age 65 and Older)          5.5%           4.0%           6.5%           3.0%


SUNAMERICA INCOME BUILDER



                                INCOME OPTION 1              INCOME OPTION 2
       NUMBER OF
    COVERED PERSONS          MAXIMUM       PROTECTED       MAXIMUM      PROTECTED
       AND AGE OF            ANNUAL         INCOME         ANNUAL         INCOME
     COVERED PERSON        WITHDRAWAL       PAYMENT      WITHDRAWAL      PAYMENT
  AT FIRST WITHDRAWAL*     PERCENTAGE     PERCENTAGE     PERCENTAGE     PERCENTAGE
 One Covered Person
 (Age 64 and Younger)        5.5%          3.0%**          5.5%          3.0%**
 One Covered Person
 (Age 65 and Older)          5.5%           4.0%           6.5%           3.0%
 Two Covered Persons
 (Age 64 and Younger)        5.0%          3.0%***         5.0%          3.0%***
 Two Covered Persons
 (Age 65 and Older)          5.0%           4.0%           6.0%           3.0%


* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

Under the question, "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" the investment requirements under SunAmerica Income Plus or SunAmerica Income Builder are as follows:


Are there investment requirements if I elect SunAmerica Income Plus or SunAmerica Income Builder?

Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus or SunAmerica Income Builder. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration


                                      D-11



of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if any (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below. As a result, there is a risk that the overall return of 90% of every Purchase Payment and Continuation Contribution may not be as high as the overall return of the entire Purchase Payment and Continuation Contribution invested in the Flexible Allocation.

Your Flexible Allocation must comply with the investment requirements in one of four ways.


FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:



 Option 1     90% in Allocation 1, 2 or 3*; or
              90% in Combination Allocation 1, 2 or 3*
              * Please see the allocations for the formerly available Polaris
              Portfolio Allocator Models and 50%-50% Combination
              Models in the POLARIS PORTFOLIO ALLOCATOR
              PROGRAM and 50%-50% COMBINATION MODEL
              PROGRAM FOR CONTRACTS ISSUED PRIOR TO
              FEBRUARY 6, 2017 in APPENDIX G.
 Option 2     90% in one or more of the following Variable
              Portfolios:
              SA American Funds VCP Managed Allocation
              SA PGI Asset Allocation
              SA JPMorgan Diversified Balanced
              Franklin Income VIP Fund
              SA Allocation Balanced
              SA Allocation Moderate
              SA Allocation Moderate Growth
              SA MFS Total Return
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
 Option 3     90% in SA DFA Ultra Short Bond


FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:


   INVESTMENT        INVESTMENT         VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT        AND/OR FIXED ACCOUNTS
 A. BOND, CASH     Minimum 20%     SA DFA Ultra Short Bond
  AND FIXED        Maximum 90%     SA Federated Corporate Bond
  ACCOUNTS                         SA Goldman Sachs Global Bond
                                   SA JPMorgan MFS Core Bond
                                   SA Wellington Government and
                                   Quality Bond
                                   SA Wellington Real Return
                                   DCA FIXED ACCOUNTS*
                                   6-Month DCA
                                   1-Year DCA
                                   2-Year DCA
                                   FIXED ACCOUNTS
                                   1-Year Fixed (if available)

                                      D-12





  INVESTMENT      INVESTMENT           VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT          AND/OR FIXED ACCOUNTS
 B. EQUITY       Minimum 0%     Franklin Income VIP Fund
                Maximum 70%     Franklin Allocation VIP Fund
                                Invesco V.I. American Franchise
                                Fund
                                Invesco V.I. Comstock Fund
                                Invesco V.I. Growth and Income
                                Fund
                                Lord Abbett Growth and Income
                                SA AB Growth
                                SA AB Small & Mid Cap Value
                                SA Allocation Balanced
                                SA Allocation Growth
                                SA Allocation Moderate Growth
                                SA Allocation Moderate
                                SA American Funds Asset
                                Allocation
                                SA American Funds Global
                                Growth
                                SA American Funds Growth
                                SA American Funds
                                Growth-Income
                                SA Dogs of Wall Street
                                SA PGI Asset Allocation
                                SA Federated Corporate Bond
                                SA Janus Focused Growth
                                SA JPMorgan Diversified
                                Balanced
                                SA JPMorgan Equity-Income
                                SA JPMorgan Global Equities
                                SA Legg Mason BW Large Cap
                                Value
                                SA MFS Massachusetts
                                Investors Trust
                                SA MFS Total Return
                                SA MFS Blue Chip Growth
                                SA Morgan Stanley
                                International Equities
                                SA Oppenheimer Main Street
                                Large Cap
                                SA PineBridge High-Yield Bond
                                SA Putnam International
                                Growth and Income
                                SA Templeton Foreign Value
                                SA VCP Dynamic Allocation
                                SA VCP Dynamic Strategy
                                SA Wellington Capital
                                Appreciation
                                SA WellsCap Aggressive Growth
 C. LIMITED      Minimum 0%     SA American Funds VCP
  EQUITY        Maximum 10%     Managed Allocation
                                SA Columbia Technology
                                SA Fidelity Institutional AM
                                Real Estate
                                SA Franklin Small Company
                                Value
                                SA Invesco Growth
                                Opportunities
                                SA JPMorgan Emerging
                                Markets
                                SA JPMorgan Mid-Cap Growth


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% may be invested in an Allocation* or Combination Allocation* that complies with the investment requirements. Your Allocation* or Combination Allocation* will automatically be rebalanced quarterly if you elect this living benefit. You may not reallocate your money from the Secure Value Account to an other Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends.

* Please see the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models in the POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 in APPENDIX G.


Under the question, "WHAT IS THE FEE FOR SUNAMERICA INCOME PLUS OR SUNAMERICA INCOMEBUILDER?" the fee for SunAmerica Income Plus or SunAmerica Income Builder is as follows:


What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?

The fee for SunAmerica Income Plus and SunAmerica Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:



                                                                MAXIMUM
                                                              ANNUALIZED
                                                               FEE RATE
                                                              DECREASE OR
                          INITIAL     MAXIMUM     MINIMUM      INCREASE
                           ANNUAL      ANNUAL      ANNUAL        EACH
   NUMBER OF COVERED        FEE         FEE         FEE         BENEFIT
        PERSONS             RATE        RATE        RATE       QUARTER*
 One Covered Person       1.10%       2.20%       0.60%      (+or-)0.25%
 Two Covered Persons      1.35%       2.70%       0.60%      (+or-)0.25%


* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify


                                      D-13



you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to the addition of an Income Credit, attaining a higher Anniversary Value or the addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


MARKETLOCK FOR LIFE

MarketLock For Life is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the MarketLock For Life living benefit, the following provisions apply.


How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.

You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.


What determines the amount I can receive each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


         AGE OF THE COVERED PERSON AT               MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday      5% of Income Base
              On or after 76th birthday           6% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:


     AGE OF THE YOUNGER COVERED PERSON OR
         SURVIVING COVERED PERSON AT                MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday     4.75% of Income Base
              On or after 76th birthday          5.75% of Income Base

Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.


                                      D-14



INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:



  1     Invest in one of the three available Allocations*:
        Allocation 1, Allocation 2 or Allocation 3
        or
        Invest in one of three available Combination Allocations*:
        Combination Allocation 1, 2 or 3
        * Please see Appendix I - POLARIS PORTFOLIO ALLOCATOR
        PROGRAM and 50%-50% COMBINATION MODEL PROGRAM
        FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 for
        the allocations for the formerly available Polaris Portfolio Allocator
        Models and 50%-50% Combination Models.
  2     Invest in one or more of the following Variable Portfolios:
        Franklin Income VIP Fund
        SA Allocation Balanced
        SA Allocation Moderate
        SA Allocation Moderate Growth
        SA American Funds Asset Allocation
        SA JPMorgan Diversified Balanced
        SA MFS Total Return
        SA PGI Asset Allocation
        SA VCP Dynamic Allocation
        SA VCP Dynamic Strategy
  3     Invest in the SA DFA Ultra Short Bond
  4     In accordance with the requirements outlined in the table
        below:







   INVESTMENT        INVESTMENT           VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT          AND/OR FIXED ACCOUNTS
 A. BOND, CASH     Minimum 20%     SA DFA Ultra Short Bond
  AND FIXED        Maximum 90%     SA Federated Corporate Bond
  ACCOUNTS                         SA Goldman Sachs Global Bond
                                   SA JPMorgan MFS Core Bond
                                   SA Wellington Government and
                                   Quality Bond
                                   SA Wellington Real Return
                                   DCA FIXED ACCOUNTS*
                                   6-Month DCA
                                   1-Year DCA
                                   2-Year DCA
                                   FIXED ACCOUNTS
                                   1-Year Fixed (if available)


   INVESTMENT        INVESTMENT           VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT          AND/OR FIXED ACCOUNTS
 B. EQUITY          Minimum 0%     Franklin Income VIP Fund
                   Maximum 70%     Franklin Allocation VIP Fund
                                   Invesco V.I. American Franchise
                                   Fund
                                   Invesco V.I. Comstock Fund
                                   Invesco V.I. Growth and Income
                                   Fund
                                   Lord Abbett Growth and Income
                                   SA AB Growth
                                   SA AB Small & Mid Cap Value
                                   SA Allocation Balanced
                                   SA Allocation Growth
                                   SA Allocation Moderate Growth
                                   SA Allocation Moderate
                                   SA American Funds Asset
                                   Allocation
                                   SA American Funds Global
                                   Growth
                                   SA American Funds Growth
                                   SA American Funds
                                   Growth-Income
                                   SA Dogs of Wall Street
                                   SA PGI Asset Allocation
                                   SA Federated Corporate Bond
                                   SA Janus Focused Growth
                                   SA JPMorgan Diversified
                                   Balanced
                                   SA JPMorgan Equity-Income
                                   SA JPMorgan Global Equities
                                   SA Legg Mason BW Large Cap
                                   Value
                                   SA MFS Massachusetts
                                   Investors Trust
                                   SA MFS Total Return
                                   SA MFS Blue Chip Growth
                                   SA Morgan Stanley
                                   International Equities
                                   SA Oppenheimer Main Street
                                   Large Cap
                                   SA PineBridge High-Yield Bond
                                   SA Putnam International
                                   Growth and Income
                                   SA Templeton Foreign Value
                                   SA VCP Dynamic Allocation
                                   SA VCP Dynamic Strategy
                                   SA Wellington Capital
                                   Appreciation
                                   SA WellsCap Aggressive Growth
 C. LIMITED         Minimum 0%     SA Columbia Technology
  EQUITY           Maximum 10%     SA Fidelity Institutional AM
                                   Real Estate
                                   SA Franklin Small Company
                                   Value
                                   SA Invesco Growth
                                   Opportunities
                                   SA JPMorgan Emerging
                                   Markets
                                   SA JPMorgan Mid-Cap Growth


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.


                                      D-15




The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better or worse investment returns by allocating your investments more aggressively. We may revise the investment requirements for any existing contract to the extent that Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options.


Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.


What are the factors used to calculate MarketLock For Life?

The benefit offered by MarketLock For Life is calculated by considering the factors described below:

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in determining the Eligible Purchase Payments. We will not accept subsequent Purchase Payments after the 5th contract year.


ELIGIBLE PURCHASE PAYMENTS


     FIRST CONTRACT YEAR             SUBSEQUENT CONTRACT YEARS
 100% of Purchase Payments   Purchase Payments received in contract
 Received                    years 2-5, capped at 100% of Purchase
                             Payments received in the first contract
                             year

SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS.


How can the Income Base be increased?

On each Benefit Year Anniversary during the Income Base Evaluation Period, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base.


                                      D-16



Increases to your Income Base occur on Benefit Year Anniversaries as described above. However, Eligible Purchase Payments can increase your Income Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


What is the fee for MarketLock For Life?

The fee for MarketLock For Life is calculated as a percentage of the Income Base and deducted quarterly from your contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. The fee depends on whether you elect to cover one life or two lives. The fee is as follows:


        NUMBER OF
     COVERED PERSONS           ANNUAL FEE RATE
 For One Covered Person     0.70% of Income Base
 For Two Covered Persons    0.95% of Income Base

An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata charge is calculated by multiplying the fee by the number of days between the date the prior fee was last assessed and the date of surrender divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals. Excess Withdrawals may significantly reduce the value of or terminate the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "WHAT ARE THE FACTORS USED TO CALCULATE MARKETLOCK FOR LIFE?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

All withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.


Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").


                                      D-17



After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than 30 days after the end of the current Income Base Evaluation Period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year Anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. We also reserve the right to modify MarketLock For Life at the time of extension for existing contracts as indicated above.

ALL REFERENCES TO "LIVING BENEFIT" BELOW REFER TO MARKETLOCK FOR LIFE.


When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.


IF YOU ELECT ONE COVERED PERSON:


                              COVERED PERSON
                            MINIMUM     MAXIMUM
                              AGE         AGE
         One Owner            45          80
      Joint Owners(1)         45          80

IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
 NON-QUALIFIED:
 Joint Owners(2)              45          80          45          85
 NON-QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(3)
 QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(3)

(1) Based on the age of the older Owner.

(2) Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The Spousal Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.


We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.

If you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the



                                      D-18



previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period, the Continuing Spouse will continue to receive any increases to the Income Base for the duration of the Income Base Evaluation Period, while the contract value is greater than zero. The Continuing Spouse will also be eligible to elect to extend the Income Base Evaluation Period, upon expiration of the applicable period.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you; or,

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


 CANCELLATION REQUEST
       RECEIVED               CANCELLATION EFFECTIVE DATE
       Years 1-5              5th Benefit Year Anniversary
      Years 6-10             10th Benefit Year Anniversary
       Years 10+         Benefit Year Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation. If you cancelled MarketLock For Life, you may not extend the Income Base Evaluation Period.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Year in which the cancellation occurs, on the Benefit Year Anniversary. Thereafter, the fee will no longer be charged.

If you cancelled MarketLock For Life, the surviving Covered Person may not extend the Income Base Evaluation Period. The surviving Covered Person may no longer re-elect or reinstate the Living Benefit after cancellation.


                                      D-19

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

      (i)        Annuitization of the contract; or

      (ii)       Termination or surrender of the contract; or

      (iii) A death benefit is paid resulting in the contract being terminated; or


      (iv) An Excess Withdrawal that reduces the Contract Value and Income Base to zero; or

      (v) Death of the Covered Person, if only one is elected; or, if two Covered Persons are elected, death of the surviving Covered Person; or

      (vi) A change that removes all Covered Persons from the contract except as noted below under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"; or

      (vii)      A Change of the Owner or Assignment; or

      (viii)     You elect to cancel Your Living Benefit.


If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the living benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the living benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the living benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.


Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.



                                      D-20

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to January 23, 2012, please see Appendix F for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

The following details the standard and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date. Continuation Purchase Payments will not be accepted on or after the first contract anniversary if a Living Benefit was elected.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY. WE WILL NOT ACCEPT CONTINUATION PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED A LIVING BENEFIT FEATURE.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.


A. STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.   OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


                                      E-1



          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.   OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                      E-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX F - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
                  CONTRACTS ISSUED PRIOR TO JANUARY 23, 2012
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Combination HV & Roll-Up death benefit is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the optional Combination HV & Roll-Up death benefit, the following provisions are applicable to the benefit you elected.


OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT

If you elected the Combination HV & Roll-Up death benefit, you may not elect any available Fixed Accounts and you cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit may only have been elected prior to your 76th birthday at contract issue. It was not available for election in New York and Washington.

The death benefit is the greatest of:

     1.   Contract value; or

     2. The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, plus Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

     3. Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:

          a.  15 years after the contract date; or

          b.  The day before your 80th birthday; or

          c.  The date of death,

          adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.


COMBINATION HV & ROLL-UP DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the original Owner elected the optional Combination HV& Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1.   Contract value; or

     2. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, plus any Continuation Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date.

     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

          a.  15 years after the contract date; or

          b.  The day before the Continuing Spouse's 80th birthday; or

          c.  The Continuing Spouse's date of death,

          adjusted for Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.

If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the standard death benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies.


                                      F-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX G - POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL
            PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES, THE POLARIS ALLOCATOR PROGRAM IS NO LONGER OFFERED.

IF YOU INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.

ADDITIONALLY, IF YOU ELECTED A LIVING BENEFIT WHICH ALLOWED POLARIS PORTFOLIO ALLOCATOR MODELS AS PART OF THE INVESTMENT REQUIREMENTS, you may trade out of your allocation at any time into any investment that meets your living benefit's investment requirements, including the asset allocation of the Variable Portfolios listed in the table below ("Allocations"). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for living benefits which previously allowed Polaris Portfolio Allocator Models.

ALLOCATIONS (EFFECTIVE FEBRUARY 6, 2017)



                                     ALLOCATION     ALLOCATION     ALLOCATION     ALLOCATION
       VARIABLE PORTFOLIOS                1              2              3             4*
 Invesco V.I. Comstock Fund              5.00%          5.00%          6.00%         8.00%
 Invesco V.I. Growth and
   Income Fund                           6.00%          7.00%          8.00%         8.00%
 SA AB Growth                            3.00%          4.00%          4.00%         6.00%
 SA AB Small & Mid Cap
   Value                                 1.00%          1.00%          1.00%         2.00%
 SA American Funds Global
   Growth                                2.00%          3.00%          4.00%         6.00%
 SA American Funds
   Growth-Income                         0.00%          0.00%          1.00%         4.00%
 SA DFA Ultra Short Bond                 2.00%          1.00%          0.00%         0.00%
 SA Dogs of Wall Street                  3.00%          3.00%          3.00%         5.00%
 SA Federated Corporate Bond            10.00%          8.00%          7.00%         1.00%
 SA Fidelity Institutional AM(R)
   Real Estate                           0.00%          0.00%          0.00%         1.00%
 SA Franklin Small Company
   Value                                 0.00%          2.00%          2.00%         1.00%
 SA Goldman Sachs Global
   Bond                                  4.00%          4.00%          2.00%         2.00%
 SA Janus Focused Growth*                0.00%          1.00%          1.00%         2.00%
 SA JPMorgan Emerging
   Markets                               0.00%          1.00%          2.00%         2.00%
 SA JPMorgan Equity-Income               6.00%          7.00%          8.00%         8.00%
 SA JPMorgan MFS Core
   Bond                                 17.00%         13.00%         10.00%         5.00%
 SA Legg Mason BW Large
   Cap Value                             4.00%          4.00%          4.00%         5.00%
 SA MFS Blue Chip Growth                 2.00%          3.00%          4.00%         4.00%
 SA MFS Massachusetts
   Investors Trust                       6.00%          6.00%          7.00%         8.00%
 SA Morgan Stanley
   International Equities                3.00%          3.00%          4.00%         5.00%
 SA Oppenheimer Main Street
   Large Cap                             3.00%          4.00%          4.00%         6.00%
 SA PineBridge High-Yield
   Bond                                  4.00%          3.00%          2.00%         0.00%
 SA Templeton Foreign Value              3.00%          3.00%          3.00%         4.00%
 SA Wellington Capital
   Appreciation                          3.00%          3.00%          4.00%         5.00%
 SA Wellington Government
   and Quality Bond                      8.00%          8.00%          7.00%         2.00%
 SA Wellington Real Return               5.00%          3.00%          2.00%         0.00%
                           TOTAL          100%           100%           100%          100%


* Allocation 4 above is only available if you elected the Polaris Income Plus Daily living benefit prior to February 6, 2017.


                                      G-1

EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES THE COMBINATION MODEL PROGRAM WILL NO LONGER BE OFFERED.

IF YOU INVESTED IN A COMBINATION MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a 50%-50% Combination Model and you may no longer trade into any other Combination Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.


                                      G-2



     Please forward a copy (without charge) of the Polaris Choice IV Variable Annuity Statement of Additional
                                                  Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


                                   ISSUED BY


                    AMERICAN GENERAL LIFE INSURANCE COMPANY


                               IN CONNECTION WITH


                           VARIABLE SEPARATE ACCOUNT

                       POLARIS CHOICE IV VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2019, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:



                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570


                                  MAY 1, 2019


                               TABLE OF CONTENTS



                                                                      Page
                                                                     -----
Separate Account and the Company....................................    3
General Account.....................................................    4
Master-Feeder Structure.............................................    4
Information Regarding the Use of the Volatility Index ("VIX").......    5
Performance Data....................................................    5
Annuity Income Payments.............................................    7
Annuity Unit Values.................................................    7
Taxes...............................................................    9
Broker-Dealer Firms Receiving Revenue Sharing Payments..............   17
Distribution of Contracts...........................................   17
Financial Statements................................................   18

                        SEPARATE ACCOUNT AND THE COMPANY

American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

On December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), American General Assurance Company ("AGAC"), American General Life and Accident Insurance Company ("AGLA"), American General Life Insurance Company of Delaware ("AGLD"), SunAmerica Life Insurance Company ("SALIC") and Western National Life Insurance Company, ("WNL"), affiliates of American General Life Insurance Company, merged with and into American General Life Insurance Company ("Merger"). Prior to this date, the Polaris Choice IV contracts were issued by SunAmerica Annuity in all states except New York.

Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                                GENERAL ACCOUNT

The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                            MASTER-FEEDER STRUCTURE


The following underlying funds currently do not buy individual securities directly: SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio, SA American Funds Asset Allocation Portfolio, and SA American Funds VCP Managed Allocation Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").


Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management, LLC ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the underlying fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

      - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

      - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.

         INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")

This variable annuity is not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.


                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

Performance data for the various Variable Portfolios are computed in the manner described below.

GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     Base Period Return = (EV - SV - CMF) / (SV)

where:


     SV    =   value of one Accumulation Unit at the start of a 7 day period
     EV    =   value of one Accumulation Unit at the end of the 7 day period
     CMF   =   an allocated portion of the $50 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Goldman Sachs VIT Government Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

The Goldman Sachs VIT Government Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


                                                         365/7
       Effective Yield   =   [(Base Period Return + 1)           - 1]

The yield quoted should not be considered a representation of the yield of the Goldman Sachs VIT Government Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Goldman Sachs VIT Government Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Goldman Sachs VIT Government Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Fund's yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account other than the Goldman Sachs VIT Government Money Market Fund compute their performance data as "total return." Total return figures are derived from historical data and are not intended to be a projection of future performance.

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


                     n
     P     (1 + T)       =   ERV

where:


     P     =   a hypothetical initial payment of $1,000
     T     =   average annual total return
     n     =   number of years
     ERV   =   redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.

These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.


                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

   (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

   (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:


     NIF   =   ($11.46/$11.44)
           =   1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                               (1/12)
     1/        [(1.035)                   ]   =   0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

     $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the

AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 =
$116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.

The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:

     First variable annuity income payment = $5.21 x ($116,412.31/$1000) =
$606.51

The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

     Annuity Units = $606.51/$13.256932 = 45.750404

The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:

     Second variable annuity income payment = 45.750404 x $13.327695 = $609.75

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.


                                     TAXES

GENERAL

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

      -   after attaining age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the Code);

      - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      -   under an immediate annuity contract;

      - which are attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely income tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

      -   after attainment of age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

      - for payment of health insurance if you are unemployed and meet certain requirements;

      -   distributions from IRAs for certain higher education expenses;

      -   distributions from IRAs for first home purchases;

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

      - payments to certain reservists called up for active duty after September 11, 2001; or

      - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or "transferred to another eligible plan in a direct trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your Purchase Payments not previously withdrawn.

The new Contract owner's Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

      -   a citizen or resident of the United States

      - a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

      - any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2019 is the lesser of 100% of includible compensation or $19,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2019 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2019 may not exceed the lesser of $56,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2019 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2019. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590-A & B for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2019 of less than $103,000, your contribution may be fully deductible; if your income is between $103,000 and $123,000, your contribution may be partially deductible and if your income is $123,000 or more, your contribution may not be deductible. If you are single and your income in 2019 is less than $64,000, your contribution may be fully deductible;

if your income is between $64,000 and $74,000, your contribution may be partially deductible and if your income is $74,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2019 is between $193,000 and $203,000, your contribution may be partially deductible.


(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2019 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2019. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2019 is less than: $193,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $122,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS


The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2018, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.




  Ameriprise Financial Services, Inc.       M&T Securities, Inc.
  BBVA Compass Investment Solutions, Inc.   MML Investors Services, LLC
  BOSC, Inc.                                Morgan Stanley & Co., Incorporated
  Cetera Advisor Network LLC                NEXT Financial Group, Inc.
  Cetera Advisors LLC                       PNC Investments
  Cetera Financial Specialists LLC          Primerica Financial Services
  Cetera Investment Services LLC            Raymond James & Associates
  Citigroup Global Markets Inc.             Raymond James Financial
  Citizens Securities, Inc.                 RBC Capital Markets Corporation
  CUSO Financial Services, L.P.             Royal Alliance Associates, Inc.
  Edward D. Jones & Co., L.P.               SagePoint Financial, Inc.
  First Allied Securities                   Santander Securities LLC
  FSC Securities Corp.                      Securities America, Inc.
  H.D. Vest Investment Securities           Signator Investors/John Hancock Financial Network
  Infinex Investments, Inc.                 Summit Brokerage Services
  Investacorp, Inc                          Triad Advisors, Inc
  Investment Professionals, Inc.            U.S. Bancorp Investments, Inc.
  J.J.B. Hilliard, W.L. Lyons, Inc.         UBS Financial Services Inc.
  Janney Montgomery Scott LLC.              UnionBanc Investment Services
  Kestra Investment Services                United Planners Financial Services of America
  KMS Financial Services                    Voya Financial Advisors, Inc.
  Lincoln Financial Advisor                 Wells Fargo Advisor, LLC
  Lincoln Financial Securities              Woodbury Financial Services, Inc.
  LPL Financial Corporation


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                           DISTRIBUTION OF CONTRACTS

The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for Variable Separate Account and American General Life Insurance Company ("AGL").

You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.


The following financial statements are included in the Statement of Additional Information in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:



      - The Audited Financial Statements of Variable Separate Account of American General Life Insurance Company as of December 31, 2018 and for each of the two years in the period ended December 31, 2018.



      - The Audited Statutory Financial Statements of American General Life Insurance Company as of December 31, 2018 and December 31, 2017 and for each of the three years in the period ended December 31, 2018.


The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

American General
Life Companies

                                                      Variable Separate Account
                                        American General Life Insurance Company

                                                                           2018

                                                                  Annual Report

                                                              December 31, 2018

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of Variable Separate Account.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of Variable Separate Account indicated in the table below as of December 31, 2018, and the related statement of operations and changes in net assets for each of the two years in the period then ended or each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts in the Variable Separate Account as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the two years in the period then ended or each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Funds IS Asset Allocation     PVC SAM Strategic Growth Portfolio     SAST SA Large Cap Growth Index
  Fund Class 2                           Class 1                                Portfolio Class 3 (10)
American Funds IS Asset Allocation     PVC SAM Strategic Growth Portfolio     SAST SA Large Cap Index Portfolio
  Fund Class 3                           Class 2                                Class 1 (16) (18)
American Funds IS Capital Income                                              SAST SA Large Cap Index Portfolio
  Builder Class 4                      PVC Short-Term Income Account Class 1    Class 3 (16)
American Funds IS Global Growth Fund                                          SAST SA Large Cap Value Index
  Class 2                              PVC Short-Term Income Account Class 2    Portfolio Class 1 (10) (18)
                                                                              SAST SA Large Cap Value Index
American Funds IS Growth Fund Class 2  PVC SmallCap Account Class 1             Portfolio Class 3 (10)
                                                                              SAST SA Legg Mason BW Large Cap Value
American Funds IS Growth Fund Class 3  PVC SmallCap Account Class 2             Portfolio Class 1
AST SA Wellington Government and                                              SAST SA Legg Mason BW Large Cap Value
  Quality Bond Portfolio Class 3       SAST SA AB Growth Portfolio Class 1      Portfolio Class 2
AST SA Wellington Growth Portfolio                                            SAST SA Legg Mason BW Large Cap Value
  Class 1 (1) (19)                     SAST SA AB Growth Portfolio Class 2      Portfolio Class 3
AST SA Wellington Growth Portfolio                                            SAST SA Legg Mason Tactical
  Class 2 (1) (19)                     SAST SA AB Growth Portfolio Class 3      Opportunities Class 1
AST SA Wellington Growth Portfolio     SAST SA AB Small & Mid Cap Value       SAST SA Legg Mason Tactical
  Class 3 (1) (19)                       Portfolio Class 2                      Opportunities Class 3
AST SA Wellington Natural Resources    SAST SA AB Small & Mid Cap Value       SAST SA MFS Blue Chip Growth
  Portfolio Class 1 (2) (19)             Portfolio Class 3                      Portfolio Class 1
                                       SAST SA American Funds Asset
AST SA Wellington Natural Resources      Allocation Portfolio Class 1 (8)     SAST SA MFS Blue Chip Growth
  Portfolio Class 2 (2) (19)             (19)                                   Portfolio Class 2
American Funds IS Growth-Income Fund   SAST SA American Funds Asset           SAST SA MFS Blue Chip Growth
  Class 2                                Allocation Portfolio Class 3           Portfolio Class 3
American Funds IS Growth-Income Fund   SAST SA American Funds Global Growth   SAST SA MFS Massachusetts Investors
  Class 3                                Portfolio Class 3                      Trust Portfolio Class 1
American Funds IS High-Income Bond     SAST SA American Funds Growth          SAST SA MFS Massachusetts Investors
  Fund Class 3                           Portfolio Class 1                      Trust Portfolio Class 2
American Funds IS International Fund   SAST SA American Funds Growth          SAST SA MFS Massachusetts Investors
  Class 3                                Portfolio Class 3                      Trust Portfolio Class 3
American Funds IS Ultra-Short Bond     SAST SA American Funds Growth- Income  SAST SA MFS Telecom Utility Portfolio
  Fund Class 3                           Portfolio Class 1                      Class 1 (12) (19)
American Funds IS US Government/       SAST SA American Funds Growth- Income  SAST SA MFS Telecom Utility Portfolio
  AAA-Rated Securities Fund Class 3      Portfolio Class 3                      Class 2 (12) (19)
AST SA BlackRock Multi-Asset Income    SAST SA American Funds VCP Managed     SAST SA MFS Telecom Utility Portfolio
  Portfolio Class 1 (17)                 Asset Allocation Portfolio Class 1     Class 3 (12) (19)
AST SA BlackRock Multi-Asset Income    SAST SA American Funds VCP Managed     SAST SA MFS Total Return Portfolio
  Portfolio Class 3                      Asset Allocation Portfolio Class 3     Class 1
AST SA PGI Asset Allocation Portfolio  SAST SA BlackRock VCP Global Multi     SAST SA MFS Total Return Portfolio
  Class 1                                Asset Portfolio Class 1                Class 2
AST SA PGI Asset Allocation Portfolio  SAST SA BlackRock VCP Global Multi     SAST SA MFS Total Return Portfolio
  Class 2                                Asset Portfolio Class 3                Class 3
AST SA PGI Asset Allocation Portfolio  SAST SA Boston Company Capital Growth
  Class 3                                Portfolio Class 1 (9) (19)           SAST SA Mid Cap Index Class 1 (18)

AST SA Wellington Capital              SAST SA Boston Company Capital Growth  SAST SA Mid Cap Index Portfolio
  Appreciation Portfolio Class 1         Portfolio Class 2 (9) (19)             Class 3
AST SA Wellington Capital              SAST SA Boston Company Capital Growth  SAST SA Morgan Stanley International
  Appreciation Portfolio Class 2         Portfolio Class 3 (9) (19)             Equities Portfolio Class 1
AST SA Wellington Capital              SAST SA Columbia Technology Portfolio  SAST SA Morgan Stanley International
  Appreciation Portfolio Class 3         Class 1                                Equities Portfolio Class 2
AST SA Wellington Government and       SAST SA Columbia Technology Portfolio  SAST SA Morgan Stanley International
  Quality Bond Portfolio Class 1         Class 2                                Equities Portfolio Class 3
AST SA Wellington Government and       SAST SA Columbia Technology Portfolio  SAST SA Oppenheimer Main Street Large
  Quality Bond Portfolio Class 2         Class 3                                Cap Portfolio Class 1
AST SA Wellington Natural Resources    SAST SA DFA Ultra Short Bond           SAST SA Oppenheimer Main Street Large
  Portfolio Class 3 (2) (19)             Portfolio Class 1                      Cap Portfolio Class 2
AST SA Wellington Strategic            SAST SA DFA Ultra Short Bond           SAST SA Oppenheimer Main Street Large
  Multi-Asset Portfolio Class 1          Portfolio Class 2                      Cap Portfolio Class 3
AST SA Wellington Strategic            SAST SA DFA Ultra Short Bond           SAST SA PIMCO VCP Tactical Balanced
  Multi-Asset Portfolio Class 3          Portfolio Class 3                      Portfolio Class 1 (18)
BlackRock Global Allocation V.I. Fund  SAST SA Dogs of Wall Street Portfolio  SAST SA PIMCO VCP Tactical Balanced
  Class III                              Class 1                                Portfolio Class 3
BlackRock iShares Alternative
  Strategies VI Fund Class III (3)     SAST SA Dogs of Wall Street Portfolio  SAST SA PineBridge High-Yield Bond
  (19)                                   Class 2                                Portfolio Class 1
BlackRock iShares Dynamic Allocation   SAST SA Dogs of Wall Street Portfolio  SAST SA PineBridge High-Yield Bond
  V.I. Fund Class III                    Class 3                                Portfolio Class 2
BLK iShares Dynamic Fixed Income VI    SAST SA Emerging Markets Equity Index  SAST SA PineBridge High-Yield Bond
  Fund Class III (4) (19)                Portfolio Class 1 (10) (18)            Portfolio Class 3
BLK iShares Equity Appreciation VI     SAST SA Emerging Markets Equity Index  SAST SA Putnam International Growth
  Fund Class III (4) (19)                Portfolio Class 3 (10)                 and Income Portfolio Class 1
Columbia VP Asset Allocation Fund      SAST SA Federated Corporate Bond       SAST SA Putnam International Growth
  Class 1                                Portfolio Class 1                      and Income Portfolio Class 2
Columbia VP Dividend Opportunity Fund  SAST SA Federated Corporate Bond       SAST SA Putnam International Growth
  Class 1                                Portfolio Class 2                      and Income Portfolio Class 3
Columbia VP Emerging Markets Bond      SAST SA Federated Corporate Bond       SAST SA Schroders VCP Global
  Fund Class 2                           Portfolio Class 3                      Allocation Portfolio Class 1 (15)
Columbia VP Income Opportunities Fund  SAST SA Fidelity Institutional AM(R)   SAST SA Schroders VCP Global
  Class 1                                Real Estate Portfolio Class 1          Allocation Portfolio Class 3 (15)
Columbia VP Large Cap Growth Fund      SAST SA Fidelity Institutional AM(R)   SAST SA Small Cap Index Portfolio
  Class 1                                Real Estate Portfolio Class 2          Class 1 (18)
Columbia VP Limited Duration Credit    SAST SA Fidelity Institutional AM(R)   SAST SA Small Cap Index Portfolio
  Fund Class 2                           Real Estate Portfolio Class 3          Class 3
Columbia VP Loomis Sayles Growth Fund  SAST SA Fixed Income Index Portfolio   SAST SA T. Rowe Price Asset
  Class 1                                Class 1 (11) (18)                      Allocation Growth Portfolio Class 1
Columbia VP Mid Cap Growth             SAST SA Fixed Income Index Portfolio   SAST SA T. Rowe Price Asset
  Opportunity Fund Class 1               Class 3 (11)                           Allocation Growth Portfolio Class 3
                                       SAST SA Fixed Income Intermediate      SAST SA T. Rowe Price VCP Balanced
Columbia VP Overseas Core Fund Class 2   Index Portfolio Class 1 (14) (18)      Portfolio Class 1
Columbia VP Small Company Growth Fund  SAST SA Fixed Income Intermediate      SAST SA T. Rowe Price VCP Balanced
  Class 1                                Index Portfolio Class 3 (14)           Portfolio Class 3
FTVIP Franklin Founding Funds          SAST SA Franklin Small Company Value   SAST SA Templeton Foreign Value
  Allocation VIP Fund Class 2            Portfolio Class 3                      Portfolio Class 1 (18)
                                       SAST SA Global Index Allocation 60-40  SAST SA Templeton Foreign Value
FTVIP Franklin Income VIP Fund Class 2   Portfolio Class 1 (10)                 Portfolio Class 2
FTVIP Franklin Strategic Income VIP    SAST SA Global Index Allocation 60-40  SAST SA Templeton Foreign Value
  Fund Class 2                           Portfolio Class 3 (10)                 Portfolio Class 3
Goldman Sachs VIT Global Trends        SAST SA Global Index Allocation 75-25  SAST SA VCP Dynamic Allocation
  Allocation Fund Service Class          Portfolio Class 1 (10)                 Portfolio Class 1
Goldman Sachs VIT Government Money     SAST SA Global Index Allocation 75-25  SAST SA VCP Dynamic Allocation
  Market Fund Institutional Class (5)    Portfolio Class 3 (10)                 Portfolio Class 3
Goldman Sachs VIT Government Money     SAST SA Global Index Allocation 90-10  SAST SA VCP Dynamic Strategy
  Market Fund Service Class              Portfolio Class 1 (10)                 Portfolio Class 1
Goldman Sachs VIT Multi-Strategy       SAST SA Global Index Allocation 90-10  SAST SA VCP Dynamic Strategy
  Alternatives Portfolio Advisor Class   Portfolio Class 3 (10)                 Portfolio Class 3
Goldman Sachs VIT Strategic Income     SAST SA Goldman Sachs Global Bond      SAST SA VCP Index Allocation
  Fund Advisor Class (6) (19)            Portfolio Class 1                      Portfolio Class 1 (18)
Invesco V.I. American Franchise Fund   SAST SA Goldman Sachs Global Bond      SAST SA VCP Index Allocation
  Series II                              Portfolio Class 2                      Portfolio Class 3
Invesco V.I. Balanced-Risk Allocation  SAST SA Goldman Sachs Global Bond      SAST SA WellsCap Aggressive Growth
  Fund Series II                         Portfolio Class 3                      Portfolio Class 1
                                       SAST SA Goldman Sachs Multi-Asset      SAST SA WellsCap Aggressive Growth
Invesco V.I. Comstock Fund Series II     Insights Portfolio Class 1             Portfolio Class 2
Invesco V.I. Growth and Income Fund    SAST SA Goldman Sachs Multi-Asset      SAST SA WellsCap Aggressive Growth
  Series II                              Insights Portfolio Class 3             Portfolio Class 3

                                       SAST SA Index Allocation 60-40         SAST SA WellsCap Fundamental Growth
Ivy VIP Asset Strategy Class II          Portfolio Class 1                      Portfolio Class 1 (13) (19)
Lord Abbett Bond Debenture Portfolio   SAST SA Index Allocation 60-40         SAST SA WellsCap Fundamental Growth
  Class VC                               Portfolio Class 3                      Portfolio Class 2 (13) (19)
Lord Abbett Fundamental Equity         SAST SA Index Allocation 80-20         SAST SA WellsCap Fundamental Growth
  Portfolio Class VC                     Portfolio Class 1                      Portfolio Class 3 (13) (19)
Lord Abbett Growth and Income          SAST SA Index Allocation 80-20         SST SA Allocation Balanced Portfolio
  Portfolio Class VC                     Portfolio Class 3                      Class 3
Lord Abbett Mid Cap Stock Portfolio    SAST SA Index Allocation 90-10         SST SA Allocation Growth Portfolio
  Class VC                               Portfolio Class 1                      Class 1
Lord Abbett Short Duration Income      SAST SA Index Allocation 90-10         SST SA Allocation Growth Portfolio
  Portfolio Class VC                     Portfolio Class 3                      Class 3
Morgan Stanley VIF Global              SAST SA International Index Portfolio  SST SA Allocation Moderate Growth
  Infrastructure Portfolio Class II      Class 1 (18)                           Portfolio Class 1
Neuberger Berman AMT US Equity Index   SAST SA International Index Portfolio  SST SA Allocation Moderate Growth
  PutWrite Strategy Portfolio            Class 3                                Portfolio Class 3
PIMCO All Asset Portfolio Advisor      SAST SA Invesco Growth Opportunities   SST SA Allocation Moderate Portfolio
  Class                                  Portfolio Class 1                      Class 1
PIMCO Dynamic Bond Portfolio Advisor   SAST SA Invesco Growth Opportunities   SST SA Allocation Moderate Portfolio
  Class                                  Portfolio Class 2                      Class 3
PIMCO Emerging Markets Bond Portfolio  SAST SA Invesco Growth Opportunities   SST SA Columbia Focused Growth
  Advisor Class                          Portfolio Class 3                      Portfolio Class 3 (7) (19)
PVC Diversified International Account  SAST SA Invesco VCP Equity-Income      SST SA Columbia Focused Value
  Class 1                                Portfolio Class 1                      Portfolio Class 3
PVC Diversified International Account  SAST SA Invesco VCP Equity-Income      SST SA Multi-Managed Diversified
  Class 2                                Portfolio Class 3                      Fixed Income Portfolio Class 3
                                       SAST SA Janus Focused Growth           SST SA Multi-Managed International
PVC Equity Income Account Class 1        Portfolio Class 1                      Equity Portfolio Class 3
                                       SAST SA Janus Focused Growth           SST SA Multi-Managed Large Cap Growth
PVC Equity Income Account Class 2        Portfolio Class 2                      Portfolio Class 3
PVC Government & High Quality Bond     SAST SA Janus Focused Growth           SST SA Multi-Managed Large Cap Value
  Account Class 1                        Portfolio Class 3                      Portfolio Class 3
PVC Government & High Quality Bond     SAST SA JPMorgan Diversified Balanced  SST SA Multi-Managed Mid Cap Growth
  Account Class 2                        Portfolio Class 1                      Portfolio Class 3
                                       SAST SA JPMorgan Diversified Balanced  SST SA Multi-Managed Mid Cap Value
PVC Income Account Class 1               Portfolio Class 2                      Portfolio Class 3
                                       SAST SA JPMorgan Diversified Balanced  SST SA Multi-Managed Small Cap
PVC Income Account Class 2               Portfolio Class 3                      Portfolio Class 3
                                       SAST SA JPMorgan Emerging Markets      SST SA Putnam Asset Allocation
PVC LargeCap Growth Account Class 1      Portfolio Class 1                      Diversified Growth Portfolio Class 1
                                       SAST SA JPMorgan Emerging Markets      SST SA Putnam Asset Allocation
PVC LargeCap Growth Account Class 2      Portfolio Class 2                      Diversified Growth Portfolio Class 3
                                       SAST SA JPMorgan Emerging Markets      SST SA T. Rowe Price Growth Stock
PVC MidCap Account Class 1               Portfolio Class 3                      Portfolio Class 3
                                       SAST SA JPMorgan Equity-Income         SST SA Wellington Real Return
PVC MidCap Account Class 2               Portfolio Class 1                      Portfolio Class 1 (18)
PVC Principal Capital Appreciation     SAST SA JPMorgan Equity-Income         SST SA Wellington Real Return
  Account Class 1                        Portfolio Class 2                      Portfolio Class 3
PVC Principal Capital Appreciation     SAST SA JPMorgan Equity-Income         VALIC Company I Global Social
  Account Class 2                        Portfolio Class 3                      Awareness Fund
PVC Real Estate Securities Account     SAST SA JPMorgan Global Equities       VALIC Company I International
  Class 1                                Portfolio Class 1                      Equities Index Fund
PVC Real Estate Securities Account     SAST SA JPMorgan Global Equities
  Class 2                                Portfolio Class 2                    VALIC Company I Mid Cap Index Fund
                                       SAST SA JPMorgan Global Equities
PVC SAM Balanced Portfolio Class 1       Portfolio Class 3                    VALIC Company I Nasdaq-100 Index Fund
                                       SAST SA JPMorgan MFS Core Bond
PVC SAM Balanced Portfolio Class 2       Portfolio Class 1                    VALIC Company I Small Cap Index Fund
PVC SAM Conservative Balanced          SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                      Portfolio Class 2                    VALIC Company I Stock Index Fund
PVC SAM Conservative Balanced          SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                      Portfolio Class 3
PVC SAM Conservative Growth Portfolio  SAST SA JPMorgan Mid-Cap Growth
  Class 1                                Portfolio Class 1
PVC SAM Conservative Growth Portfolio  SAST SA JPMorgan Mid-Cap Growth
  Class 2                                Portfolio Class 2
PVC SAM Flexible Income Portfolio      SAST SA JPMorgan Mid-Cap Growth
  Class 1                                Portfolio Class 3
PVC SAM Flexible Income Portfolio      SAST SA Large Cap Growth Index
  Class 2                                Portfolio Class 1 (10) (18)

(1)  The AST SA Wellington Growth Portfolio, in operation for the period
     January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(2) The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
     October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(3) For the periods January 1, 2017 to December 31, 2017 and January 1, 2018 to August 31, 2018 (cessation of operations).
(4) For the periods January 1, 2017 to December 31, 2017 and January 1, 2018 to May 25, 2018 (cessation of operations).
(5)  For the period October 20, 2017 (commencement of operations) to
     December 31, 2017 and January 1, 2018 to December 31, 2018.
(6) For the period January 1, 2017 to December 31, 2017 and January 1, 2018 to April 30, 2018 (cessation of operations).
(7) The SST SA Columbia Focused Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(8)  For the period October 24, 2017 (commencement of operations) to
     December 31, 2017 and January 1, 2018 to December 31, 2018.
(9) The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
     October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(10) For the period May 1, 2018 (commencement of operations) to December 31,
     2018.
(11) For the period February 3, 2017 (commencement of operations) to
     December 31, 2017 and January 1, 2018 to December 31, 2018.
(12) The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.
(13) The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
     October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(14) For the period October 9, 2017 (commencement of operations) to
     December 31, 2017 and January 1, 2018 to December 31, 2018.
(15) For the period August 23, 2017 (commencement of operations) through December 31, 2017 and January 1, 2018 to December 31, 2018.
(16) For the period March 27, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2018.
(17) For the period December 1, 2017 (commencement of operations) to
     December 31, 2017 and January 1, 2018 to December 31, 2018.
(18) There is no respective statement of assets and liabilities and statement of operations and changes in net assets, since there was no activity for the periods presented.
(19) Where there was a cessation of operations, only a statement of operations and changes in net assets is included for the respective period presented.

Basis for Opinions

These financial statements are the responsibility of American General Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts in the Variable Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in the Variable Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 22, 2019

We have served as the auditor of one or more of the sub-accounts in the AIG Life and Retirement Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018


                                                           Due from                                          Net Assets
                                                             (to)                   Contract    Contract   Attributable to
                                                          Company's                 Owners-     Owners-       Contract
                                          Investments at   General                  Annuity   Accumulation      Owner
Sub-accounts                                Fair Value   Account, Net  Net Assets   Reserves    Reserves      Reserves
------------                              -------------- ------------ ------------ ---------- ------------ ---------------
American Funds IS Asset Allocation Fund
  Class 2                                  $ 53,635,417      $--      $ 53,635,417 $  570,334 $ 53,065,083  $ 53,635,417
American Funds IS Asset Allocation Fund
  Class 3                                    29,685,528       --        29,685,528    605,732   29,079,796    29,685,528
American Funds IS Capital Income
  Builder Class 4                             2,525,208       --         2,525,208         --    2,525,208     2,525,208
American Funds IS Global Growth Fund
  Class 2                                   143,495,683       --       143,495,683    404,434  143,091,249   143,495,683
American Funds IS Growth Fund Class 2       229,575,955       --       229,575,955  1,365,266  228,210,689   229,575,955
American Funds IS Growth Fund Class 3       187,004,336       --       187,004,336  5,062,430  181,941,906   187,004,336
American Funds IS Growth-Income Fund
  Class 2                                   219,436,501       --       219,436,501  1,405,567  218,030,934   219,436,501
American Funds IS Growth-Income Fund
  Class 3                                   140,467,092       --       140,467,092  5,009,121  135,457,971   140,467,092
American Funds IS High-Income Bond
  Fund Class 3                                9,485,774       --         9,485,774    337,518    9,148,256     9,485,774
American Funds IS International Fund
  Class 3                                    23,747,070       --        23,747,070    408,969   23,338,101    23,747,070
American Funds IS Ultra-Short Bond
  Fund Class 3                                4,514,142       --         4,514,142    160,630    4,353,512     4,514,142
American Funds IS US Government/
  AAA-Rated Securities Fund Class 3           8,898,646       --         8,898,646    173,935    8,724,711     8,898,646
AST SA BlackRock Multi-Asset Income
  Portfolio Class 1                              54,731       --            54,731         --       54,731        54,731
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                          29,724,213       --        29,724,213         --   29,724,213    29,724,213
AST SA PGI Asset Allocation Portfolio
  Class 1                                    74,336,943       --        74,336,943  1,963,307   72,373,636    74,336,943
AST SA PGI Asset Allocation Portfolio
  Class 2                                     4,326,410       --         4,326,410     15,897    4,310,513     4,326,410
AST SA PGI Asset Allocation Portfolio
  Class 3                                    38,510,997       --        38,510,997     50,730   38,460,267    38,510,997
AST SA Wellington Capital Appreciation
  Portfolio Class 1                         248,755,581       --       248,755,581  2,607,111  246,148,470   248,755,581
AST SA Wellington Capital Appreciation
  Portfolio Class 2                          36,836,898       --        36,836,898    208,390   36,628,508    36,836,898
AST SA Wellington Capital Appreciation
  Portfolio Class 3                         365,803,763       --       365,803,763  1,199,481  364,604,282   365,803,763
AST SA Wellington Government and
  Quality Bond Portfolio Class 1             49,625,212       --        49,625,212    773,415   48,851,797    49,625,212
AST SA Wellington Government and
  Quality Bond Portfolio Class 2             18,364,951       --        18,364,951    220,295   18,144,656    18,364,951
AST SA Wellington Government and
  Quality Bond Portfolio Class 3            414,808,827       --       414,808,827    455,838  414,352,989   414,808,827
AST SA Wellington Strategic Multi-Asset
  Portfolio Class 3                          27,408,241       --        27,408,241         --   27,408,241    27,408,241
BlackRock Global Allocation V.I. Fund
  Class III                                   2,261,002       --         2,261,002         --    2,261,002     2,261,002
BlackRock iShares Dynamic Allocation
  V.I. Fund Class III                           435,002       --           435,002         --      435,002       435,002
Columbia VP Asset Allocation Fund
  Class 1                                       661,579       --           661,579         --      661,579       661,579
Columbia VP Dividend Opportunity Fund
  Class 1                                     1,537,452       --         1,537,452         --    1,537,452     1,537,452
Columbia VP Emerging Markets Bond
  Fund Class 2                                   76,171       --            76,171         --       76,171        76,171
Columbia VP Income Opportunities Fund
  Class 1                                     9,306,131       --         9,306,131      5,147    9,300,984     9,306,131
Columbia VP Large Cap Growth Fund
  Class 1                                    20,238,170       --        20,238,170     91,930   20,146,240    20,238,170
Columbia VP Limited Duration Credit
  Fund Class 2                                  258,065       --           258,065         --      258,065       258,065
Columbia VP Loomis Sayles Growth
  Fund Class 1                                1,661,792       --         1,661,792         --    1,661,792     1,661,792
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1                      340,403       --           340,403         --      340,403       340,403
Columbia VP Overseas Core Fund
  Class 2                                     1,157,471       --         1,157,471         --    1,157,471     1,157,471
Columbia VP Small Company Growth
  Fund Class 1                                  663,985       --           663,985         --      663,985       663,985
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2                37,671,148       --        37,671,148     11,765   37,659,383    37,671,148
FTVIP Franklin Income VIP Fund Class 2      119,326,659       --       119,326,659     82,979  119,243,680   119,326,659
FTVIP Franklin Strategic Income VIP
  Fund Class 2                                  780,788       --           780,788         --      780,788       780,788
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class                  50,390       --            50,390         --       50,390        50,390
Goldman Sachs VIT Government Money
  Market Fund Institutional Class               713,660       --           713,660         --      713,660       713,660
Goldman Sachs VIT Government Money
  Market Fund Service Class                  83,717,300       --        83,717,300    244,911   83,472,389    83,717,300
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor Class          773,374       --           773,374         --      773,374       773,374
Invesco V.I. American Franchise Fund
  Series II                                  17,796,063       --        17,796,063    188,606   17,607,457    17,796,063
Invesco V.I. Balanced-Risk Allocation
  Fund Series II                                784,492       --           784,492         --      784,492       784,492
Invesco V.I. Comstock Fund Series II        255,260,543       --       255,260,543    352,442  254,908,101   255,260,543
Invesco V.I. Growth and Income Fund
  Series II                                 353,879,831       --       353,879,831    409,310  353,470,521   353,879,831
Ivy VIP Asset Strategy Class II                 381,131       --           381,131         --      381,131       381,131
Lord Abbett Bond Debenture Portfolio
  Class VC                                    1,111,216       --         1,111,216         --    1,111,216     1,111,216
Lord Abbett Fundamental Equity
  Portfolio Class VC                            266,826       --           266,826         --      266,826       266,826
Lord Abbett Growth and Income Portfolio
  Class VC                                  154,146,994       --       154,146,994    436,239  153,710,755   154,146,994
Lord Abbett Mid Cap Stock Portfolio
  Class VC                                   12,326,676       --        12,326,676     56,847   12,269,829    12,326,676
Lord Abbett Short Duration Income
  Portfolio Class VC                          1,748,919       --         1,748,919         --    1,748,919     1,748,919
Morgan Stanley VIF Global Infrastructure
  Portfolio Class II                          1,060,626       --         1,060,626         --    1,060,626     1,060,626
Neuberger Berman AMT US Equity
  Index PutWrite Strategy Portfolio             834,488       --           834,488         --      834,488       834,488
PIMCO All Asset Portfolio Advisor Class          44,132       --            44,132         --       44,132        44,132
PIMCO Dynamic Bond Portfolio Advisor
  Class                                         865,952       --           865,952         --      865,952       865,952
PIMCO Emerging Markets Bond
  Portfolio Advisor Class                       237,457       --           237,457         --      237,457       237,457
PVC Diversified International Account
  Class 1                                       629,548       --           629,548     65,894      563,654       629,548
PVC Diversified International Account
  Class 2                                       231,762       --           231,762         --      231,762       231,762
PVC Equity Income Account Class 1            10,949,628       --        10,949,628    143,231   10,806,397    10,949,628
PVC Equity Income Account Class 2             6,616,984       --         6,616,984         --    6,616,984     6,616,984
PVC Government & High Quality Bond
  Account Class 1                             1,508,552       --         1,508,552      2,937    1,505,615     1,508,552
PVC Government & High Quality Bond
  Account Class 2                               736,724       --           736,724         --      736,724       736,724
PVC Income Account Class 1                    3,285,269       --         3,285,269      1,940    3,283,329     3,285,269
PVC Income Account Class 2                    1,600,955       --         1,600,955     94,785    1,506,170     1,600,955
PVC LargeCap Growth Account Class 1             536,163       --           536,163         --      536,163       536,163
PVC LargeCap Growth Account Class 2             416,736       --           416,736         --      416,736       416,736
PVC MidCap Account Class 1                    1,565,530       --         1,565,530      5,245    1,560,285     1,565,530

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

                                                   Due from                                              Net Assets
                                                     (to)                     Contract     Contract     Attributable
                                                  Company's                   Owners-      Owners-      to Contract
                                  Investments at   General                    Annuity    Accumulation      Owner
Sub-accounts                        Fair Value   Account, Net   Net Assets    Reserves     Reserves       Reserves
------------                      -------------- ------------ -------------- ---------- -------------- --------------
PVC MidCap Account Class 2        $      702,572     $--      $      702,572 $       -- $      702,572 $      702,572
PVC Principal Capital
  Appreciation Account Class 1         8,741,294      --           8,741,294    149,514      8,591,780      8,741,294
PVC Principal Capital
  Appreciation Account Class 2         1,843,740      --           1,843,740         --      1,843,740      1,843,740
PVC Real Estate Securities
  Account Class 1                        359,551      --             359,551         --        359,551        359,551
PVC Real Estate Securities
  Account Class 2                        210,152      --             210,152         --        210,152        210,152
PVC SAM Balanced Portfolio
  Class 1                             26,908,063      --          26,908,063      2,340     26,905,723     26,908,063
PVC SAM Balanced Portfolio
  Class 2                             24,368,794      --          24,368,794     49,966     24,318,828     24,368,794
PVC SAM Conservative Balanced
  Portfolio Class 1                    2,740,149      --           2,740,149     95,782      2,644,367      2,740,149
PVC SAM Conservative Balanced
  Portfolio Class 2                    3,004,255      --           3,004,255    178,698      2,825,557      3,004,255
PVC SAM Conservative Growth
  Portfolio Class 1                   12,656,289      --          12,656,289     38,858     12,617,431     12,656,289
PVC SAM Conservative Growth
  Portfolio Class 2                   13,549,050      --          13,549,050    137,083     13,411,967     13,549,050
PVC SAM Flexible Income
  Portfolio Class 1                    4,675,908      --           4,675,908     20,473      4,655,435      4,675,908
PVC SAM Flexible Income
  Portfolio Class 2                    4,747,560      --           4,747,560     81,067      4,666,493      4,747,560
PVC SAM Strategic Growth
  Portfolio Class 1                    2,954,716      --           2,954,716     33,779      2,920,937      2,954,716
PVC SAM Strategic Growth
  Portfolio Class 2                    5,389,174      --           5,389,174         --      5,389,174      5,389,174
PVC Short-Term Income Account
  Class 1                              1,647,806      --           1,647,806      3,283      1,644,523      1,647,806
PVC Short-Term Income Account
  Class 2                                571,603      --             571,603     25,192        546,411        571,603
PVC SmallCap Account Class 1             468,247      --             468,247      1,071        467,176        468,247
PVC SmallCap Account Class 2             286,110      --             286,110         --        286,110        286,110
SST SA Allocation Balanced
  Portfolio Class 3                  117,529,485      --         117,529,485         --    117,529,485    117,529,485
SST SA Allocation Growth
  Portfolio Class 1                      136,656      --             136,656         --        136,656        136,656
SST SA Allocation Growth
  Portfolio Class 3                   88,235,297      --          88,235,297         --     88,235,297     88,235,297
SST SA Allocation Moderate
  Growth Portfolio Class 1                27,629      --              27,629         --         27,629         27,629
SST SA Allocation Moderate
  Growth Portfolio Class 3           184,982,706      --         184,982,706     14,527    184,968,179    184,982,706
SST SA Allocation Moderate
  Portfolio Class 3                  166,597,503      --         166,597,503     91,497    166,506,006    166,597,503
SST SA Columbia Focused Value
  Portfolio Class 3                      120,245      --             120,245         --        120,245        120,245
SST SA Multi-Managed
  Diversified Fixed Income
  Portfolio Class 3                      171,227      --             171,227         --        171,227        171,227
SST SA Multi-Managed
  International Equity Portfolio
  Class 3                                379,801      --             379,801         --        379,801        379,801
SST SA Multi-Managed Large
  Cap Growth Portfolio Class 3           136,207      --             136,207         --        136,207        136,207
SST SA Multi-Managed Large
  Cap Value Portfolio Class 3            204,053      --             204,053         --        204,053        204,053
SST SA Multi-Managed Mid Cap
  Growth Portfolio Class 3               366,656      --             366,656         --        366,656        366,656
SST SA Multi-Managed Mid Cap
  Value Portfolio Class 3                290,090      --             290,090         --        290,090        290,090
SST SA Multi-Managed Small
  Cap Portfolio Class 3                  222,228      --             222,228         --        222,228        222,228
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio
  Class 1                                213,707      --             213,707         --        213,707        213,707
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio
  Class 3                             46,933,229      --          46,933,229         --     46,933,229     46,933,229
SST SA T. Rowe Price Growth
  Stock Portfolio Class 3                359,324      --             359,324         --        359,324        359,324
SST SA Wellington Real Return
  Portfolio Class 3                  259,394,966      --         259,394,966     78,351    259,316,615    259,394,966
SAST SA AB Growth Portfolio
  Class 1                            275,198,633      --         275,198,633  2,813,716    272,384,917    275,198,633
SAST SA AB Growth Portfolio
  Class 2                             39,379,869      --          39,379,869    112,740     39,267,129     39,379,869
SAST SA AB Growth Portfolio
  Class 3                            307,040,245      --         307,040,245  1,409,971    305,630,274    307,040,245
SAST SA AB Small & Mid Cap
  Value Portfolio Class 2             10,195,432      --          10,195,432     26,417     10,169,015     10,195,432
SAST SA AB Small & Mid Cap
  Value Portfolio Class 3            323,869,520      --         323,869,520    452,761    323,416,759    323,869,520
SAST SA American Funds Asset
  Allocation Portfolio Class 1           710,711      --             710,711         --        710,711        710,711
SAST SA American Funds Asset
  Allocation Portfolio Class 3       721,085,470      --         721,085,470    289,688    720,795,782    721,085,470
SAST SA American Funds Global
  Growth Portfolio Class 3           328,237,498      --         328,237,498    292,501    327,944,997    328,237,498
SAST SA American Funds
  Growth Portfolio Class 1                56,785      --              56,785         --         56,785         56,785
SAST SA American Funds
  Growth Portfolio Class 3           284,102,252      --         284,102,252    393,965    283,708,287    284,102,252
SAST SA American Funds
  Growth-Income Portfolio
  Class 1                                 47,237      --              47,237         --         47,237         47,237
SAST SA American Funds
  Growth-Income Portfolio
  Class 3                            223,453,052      --         223,453,052    432,425    223,020,627    223,453,052
SAST SA American Funds VCP
  Managed Asset Allocation
  Portfolio Class 1                       33,789      --              33,789         --         33,789         33,789
SAST SA American Funds VCP
  Managed Asset Allocation
  Portfolio Class 3                1,455,963,780      --       1,455,963,780     16,648  1,455,947,132  1,455,963,780
SAST SA BlackRock VCP Global
  Multi Asset Portfolio Class 1           11,316      --              11,316         --         11,316         11,316
SAST SA BlackRock VCP Global
  Multi Asset Portfolio Class 3      617,386,703      --         617,386,703         --    617,386,703    617,386,703
SAST SA Columbia Technology
  Portfolio Class 1                   10,066,837      --          10,066,837     21,896     10,044,941     10,066,837
SAST SA Columbia Technology
  Portfolio Class 2                    3,579,530      --           3,579,530         96      3,579,434      3,579,530
SAST SA Columbia Technology
  Portfolio Class 3                   38,978,966      --          38,978,966    241,854     38,737,112     38,978,966
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                   25,796,887      --          25,796,887    187,239     25,609,648     25,796,887
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                    7,017,812      --           7,017,812     17,787      7,000,025      7,017,812
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                  143,712,140      --         143,712,140    994,549    142,717,591    143,712,140
SAST SA Dogs of Wall Street
  Portfolio Class 1                   23,839,608      --          23,839,608    657,755     23,181,853     23,839,608
SAST SA Dogs of Wall Street
  Portfolio Class 2                    4,813,297      --           4,813,297     33,170      4,780,127      4,813,297
SAST SA Dogs of Wall Street
  Portfolio Class 3                   98,522,734      --          98,522,734     10,199     98,512,535     98,522,734
SAST SA Emerging Markets
  Equity Index Portfolio Class 3         466,837      --             466,837         --        466,837        466,837
SAST SA Federated Corporate
  Bond Portfolio Class 1              44,558,381      --          44,558,381    623,872     43,934,509     44,558,381
SAST SA Federated Corporate
  Bond Portfolio Class 2              12,046,973      --          12,046,973    367,515     11,679,458     12,046,973
SAST SA Federated Corporate
  Bond Portfolio Class 3             521,623,142      --         521,623,142    583,809    521,039,333    521,623,142
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 1                             18,311,806      --          18,311,806    106,810     18,204,996     18,311,806
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 2                              4,383,222      --           4,383,222     13,869      4,369,353      4,383,222

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

                                                      Due from                                              Net Assets
                                                        (to)                     Contract     Contract     Attributable
                                                     Company's                   Owners-      Owners-      to Contract
                                     Investments at   General                    Annuity    Accumulation      Owner
Sub-accounts                           Fair Value   Account, Net   Net Assets    Reserves     Reserves       Reserves
------------                         -------------- ------------ -------------- ---------- -------------- --------------
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 3                            $  141,767,083     $--      $  141,767,083 $  229,471 $  141,537,612 $  141,767,083
SAST SA Fixed Income Index
  Portfolio Class 3                       7,114,280      --           7,114,280         --      7,114,280      7,114,280
SAST SA Fixed Income
  Intermediate Index Portfolio
  Class 3                                 8,881,226      --           8,881,226         --      8,881,226      8,881,226
SAST SA Franklin Small
  Company Value Portfolio
  Class 3                               136,229,785      --         136,229,785     63,919    136,165,866    136,229,785
SAST SA Global Index Allocation
  60-40 Portfolio Class 1                    52,293      --              52,293         --         52,293         52,293
SAST SA Global Index Allocation
  60-40 Portfolio Class 3                11,800,590      --          11,800,590         --     11,800,590     11,800,590
SAST SA Global Index Allocation
  75-25 Portfolio Class 1                     7,546      --               7,546         --          7,546          7,546
SAST SA Global Index Allocation
  75-25 Portfolio Class 3                14,673,510      --          14,673,510         --     14,673,510     14,673,510
SAST SA Global Index Allocation
  90-10 Portfolio Class 1                    15,929      --              15,929         --         15,929         15,929
SAST SA Global Index Allocation
  90-10 Portfolio Class 3                55,235,714      --          55,235,714         --     55,235,714     55,235,714
SAST SA Goldman Sachs Global
  Bond Portfolio Class 1                 17,196,182      --          17,196,182    158,375     17,037,807     17,196,182
SAST SA Goldman Sachs Global
  Bond Portfolio Class 2                  3,468,947      --           3,468,947      6,697      3,462,250      3,468,947
SAST SA Goldman Sachs Global
  Bond Portfolio Class 3                194,760,814      --         194,760,814    116,691    194,644,123    194,760,814
SAST SA Goldman Sachs Multi-
  Asset Insights Portfolio Class 1            6,613      --               6,613         --          6,613          6,613
SAST SA Goldman Sachs Multi-
  Asset Insights Portfolio Class 3        7,931,309      --           7,931,309         --      7,931,309      7,931,309
SAST SA Index Allocation 60-40
  Portfolio Class 1                          34,164      --              34,164         --         34,164         34,164
SAST SA Index Allocation 60-40
  Portfolio Class 3                      61,387,538      --          61,387,538         --     61,387,538     61,387,538
SAST SA Index Allocation 80-20
  Portfolio Class 1                       1,029,125      --           1,029,125         --      1,029,125      1,029,125
SAST SA Index Allocation 80-20
  Portfolio Class 3                     121,890,431      --         121,890,431     51,184    121,839,247    121,890,431
SAST SA Index Allocation 90-10
  Portfolio Class 1                       1,622,924      --           1,622,924         --      1,622,924      1,622,924
SAST SA Index Allocation 90-10
  Portfolio Class 3                     360,711,595      --         360,711,595         --    360,711,595    360,711,595
SAST SA International Index
  Portfolio Class 3                       1,094,458      --           1,094,458         --      1,094,458      1,094,458
SAST SA Invesco Growth
  Opportunities Portfolio Class 1         6,730,249      --           6,730,249     14,379      6,715,870      6,730,249
SAST SA Invesco Growth
  Opportunities Portfolio Class 2         2,281,204      --           2,281,204     13,142      2,268,062      2,281,204
SAST SA Invesco Growth
  Opportunities Portfolio Class 3       110,610,502      --         110,610,502     59,611    110,550,891    110,610,502
SAST SA Invesco VCP Equity-
  Income Portfolio Class 1                   16,959      --              16,959         --         16,959         16,959
SAST SA Invesco VCP Equity-
  Income Portfolio Class 3            1,135,065,130      --       1,135,065,130     16,949  1,135,048,181  1,135,065,130
SAST SA Janus Focused Growth
  Portfolio Class 1                       9,881,710      --           9,881,710     97,161      9,784,549      9,881,710
SAST SA Janus Focused Growth
  Portfolio Class 2                       8,055,511      --           8,055,511     38,895      8,016,616      8,055,511
SAST SA Janus Focused Growth
  Portfolio Class 3                      82,938,277      --          82,938,277     13,546     82,924,731     82,938,277
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1             36,219,428      --          36,219,428    458,493     35,760,935     36,219,428
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 2              6,271,020      --           6,271,020      4,545      6,266,475      6,271,020
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3            123,595,292      --         123,595,292     94,288    123,501,004    123,595,292
SAST SA JPMorgan Emerging
  Markets Portfolio Class 1              17,399,983      --          17,399,983     66,587     17,333,396     17,399,983
SAST SA JPMorgan Emerging
  Markets Portfolio Class 2               3,018,765      --           3,018,765     10,384      3,008,381      3,018,765
SAST SA JPMorgan Emerging
  Markets Portfolio Class 3              97,478,253      --          97,478,253    138,796     97,339,457     97,478,253
SAST SA JPMorgan Equity-
  Income Portfolio Class 1              102,760,897      --         102,760,897  1,576,924    101,183,973    102,760,897
SAST SA JPMorgan Equity-
  Income Portfolio Class 2                7,447,510      --           7,447,510     32,416      7,415,094      7,447,510
SAST SA JPMorgan Equity-
  Income Portfolio Class 3              116,686,445      --         116,686,445    248,438    116,438,007    116,686,445
SAST SA JPMorgan Global
  Equities Portfolio Class 1             33,573,442      --          33,573,442    241,895     33,331,547     33,573,442
SAST SA JPMorgan Global
  Equities Portfolio Class 2              2,977,589      --           2,977,589     11,272      2,966,317      2,977,589
SAST SA JPMorgan Global
  Equities Portfolio Class 3             24,786,516      --          24,786,516     41,304     24,745,212     24,786,516
SAST SA JPMorgan MFS Core
  Bond Portfolio Class 1                 33,662,563      --          33,662,563    526,972     33,135,591     33,662,563
SAST SA JPMorgan MFS Core
  Bond Portfolio Class 2                  4,960,688      --           4,960,688         --      4,960,688      4,960,688
SAST SA JPMorgan MFS Core
  Bond Portfolio Class 3                579,599,929      --         579,599,929    210,207    579,389,722    579,599,929
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 1               29,053,754      --          29,053,754    668,507     28,385,247     29,053,754
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 2               10,662,385      --          10,662,385     16,399     10,645,986     10,662,385
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 3               93,285,308      --          93,285,308     24,954     93,260,354     93,285,308
SAST SA Large Cap Growth
  Index Portfolio Class 3                   268,780      --             268,780         --        268,780        268,780
SAST SA Large Cap Index
  Portfolio Class 3                       9,708,834      --           9,708,834         --      9,708,834      9,708,834
SAST SA Large Cap Value Index
  Portfolio Class 3                         494,134      --             494,134         --        494,134        494,134
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 1           279,867,530      --         279,867,530  2,412,928    277,454,602    279,867,530
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 2            34,755,204      --          34,755,204    169,242     34,585,962     34,755,204
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 3           343,641,816      --         343,641,816    549,609    343,092,207    343,641,816
SAST SA Legg Mason Tactical
  Opportunities Class 1                      28,446      --              28,446         --         28,446         28,446
SAST SA Legg Mason Tactical
  Opportunities Class 3                  20,557,995      --          20,557,995         --     20,557,995     20,557,995
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                       6,575,065      --           6,575,065     44,186      6,530,879      6,575,065
SAST SA MFS Blue Chip Growth
  Portfolio Class 2                       2,205,767      --           2,205,767         --      2,205,767      2,205,767
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                      82,905,041      --          82,905,041    124,117     82,780,924     82,905,041
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1      40,520,445      --          40,520,445    551,201     39,969,244     40,520,445
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 2       6,427,721      --           6,427,721     19,505      6,408,216      6,427,721
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3     210,166,265      --         210,166,265    112,282    210,053,983    210,166,265
SAST SA MFS Total Return
  Portfolio Class 1                      87,756,849      --          87,756,849    786,860     86,969,989     87,756,849
SAST SA MFS Total Return
  Portfolio Class 2                      23,067,850      --          23,067,850    103,502     22,964,348     23,067,850
SAST SA MFS Total Return
  Portfolio Class 3                     152,963,635      --         152,963,635    290,007    152,673,628    152,963,635
SAST SA Mid Cap Index
  Portfolio Class 3                       1,797,752      --           1,797,752         --      1,797,752      1,797,752
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                                22,389,028      --          22,389,028    272,878     22,116,150     22,389,028
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 2                                 7,621,150      --           7,621,150     39,793      7,581,357      7,621,150

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

                                                     Due from                                              Net Assets
                                                       (to)                     Contract     Contract     Attributable
                                                    Company's                   Owners-      Owners-      to Contract
                                    Investments at   General                    Annuity    Accumulation      Owner
Sub-accounts                          Fair Value   Account, Net   Net Assets    Reserves     Reserves       Reserves
------------                        -------------- ------------ -------------- ---------- -------------- --------------
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                           $   95,609,192     $--      $   95,609,192 $  109,879 $   95,499,313 $   95,609,192
SAST SA Oppenheimer Main
  Street Large Cap Portfolio
  Class 1                               20,578,242      --          20,578,242    332,246     20,245,996     20,578,242
SAST SA Oppenheimer Main
  Street Large Cap Portfolio
  Class 2                                2,896,117      --           2,896,117     13,545      2,882,572      2,896,117
SAST SA Oppenheimer Main
  Street Large Cap Portfolio
  Class 3                               48,483,895      --          48,483,895     73,757     48,410,138     48,483,895
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3         1,054,290,448      --       1,054,290,448     17,468  1,054,272,980  1,054,290,448
SAST SA PineBridge High-Yield
  Bond Portfolio Class 1                30,708,725      --          30,708,725    466,395     30,242,330     30,708,725
SAST SA PineBridge High-Yield
  Bond Portfolio Class 2                 5,917,414      --           5,917,414     27,169      5,890,245      5,917,414
SAST SA PineBridge High-Yield
  Bond Portfolio Class 3                90,796,360      --          90,796,360    266,085     90,530,275     90,796,360
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                               20,886,374      --          20,886,374    166,971     20,719,403     20,886,374
SAST SA Putnam International
  Growth and Income Portfolio
  Class 2                                3,697,007      --           3,697,007     11,583      3,685,424      3,697,007
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                               86,408,531      --          86,408,531    135,574     86,272,957     86,408,531
SAST SA Schroders VCP Global
  Allocation Portfolio Class 1              69,348      --              69,348         --         69,348         69,348
SAST SA Schroders VCP Global
  Allocation Portfolio Class 3         481,249,786      --         481,249,786         --    481,249,786    481,249,786
SAST SA Small Cap Index
  Portfolio Class 3                      1,704,304      --           1,704,304         --      1,704,304      1,704,304
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio
  Class 1                                   70,374      --              70,374         --         70,374         70,374
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio
  Class 3                               83,563,828      --          83,563,828         --     83,563,828     83,563,828
SAST SA T. Rowe Price VCP
  Balanced Portfolio Class 1                59,261      --              59,261         --         59,261         59,261
SAST SA T. Rowe Price VCP
  Balanced Portfolio Class 3         1,040,229,342      --       1,040,229,342      5,598  1,040,223,744  1,040,229,342
SAST SA Templeton Foreign
  Value Portfolio Class 2               10,260,925      --          10,260,925     96,072     10,164,853     10,260,925
SAST SA Templeton Foreign
  Value Portfolio Class 3              317,735,460      --         317,735,460    189,943    317,545,517    317,735,460
SAST SA VCP Dynamic
  Allocation Portfolio Class 1             185,778      --             185,778         --        185,778        185,778
SAST SA VCP Dynamic
  Allocation Portfolio Class 3       8,026,805,557      --       8,026,805,557  1,450,078  8,025,355,479  8,026,805,557
SAST SA VCP Dynamic Strategy
  Portfolio Class 1                        185,780      --             185,780         --        185,780        185,780
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                  5,106,622,977      --       5,106,622,977  1,119,771  5,105,503,206  5,106,622,977
SAST SA VCP Index Allocation
  Portfolio Class 3                    175,476,252      --         175,476,252         --    175,476,252    175,476,252
SAST SA WellsCap Aggressive
  Growth Portfolio Class 1              20,601,768      --          20,601,768    452,975     20,148,793     20,601,768
SAST SA WellsCap Aggressive
  Growth Portfolio Class 2               2,485,307      --           2,485,307         77      2,485,230      2,485,307
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3              20,503,098      --          20,503,098      8,338     20,494,760     20,503,098
VALIC Company I Global Social
  Awareness Fund                           885,948      --             885,948         --        885,948        885,948
VALIC Company I International
  Equities Index Fund                    4,353,291      --           4,353,291         --      4,353,291      4,353,291
VALIC Company I Mid Cap
  Index Fund                             3,557,636      --           3,557,636         --      3,557,636      3,557,636
VALIC Company I Nasdaq-100
  Index Fund                             2,507,370      --           2,507,370         --      2,507,370      2,507,370
VALIC Company I Small Cap
  Index Fund                             2,968,420      --           2,968,420         --      2,968,420      2,968,420
VALIC Company I Stock Index
  Fund                                  10,022,502      --          10,022,502         --     10,022,502     10,022,502

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2018


                                                                            Net Asset
                                                                            Value per Shares at Fair Cost of Shares
Sub-accounts                                                       Shares     Share       Value           Held      Level*
------------                                                     ---------- --------- -------------- -------------- ------
American Funds IS Asset Allocation Fund Class 2                   2,544,375  $21.08    $ 53,635,417   $ 49,814,066    1
American Funds IS Asset Allocation Fund Class 3                   1,392,379   21.32      29,685,528     27,835,667    1
American Funds IS Capital Income Builder Class 4                    270,076    9.35       2,525,208      2,630,918    1
American Funds IS Global Growth Fund Class 2                      5,627,282   25.50     143,495,683    142,584,855    1
American Funds IS Growth Fund Class 2                             3,304,202   69.48     229,575,955    221,006,540    1
American Funds IS Growth Fund Class 3                             2,654,803   70.44     187,004,336    177,390,179    1
American Funds IS Growth-Income Fund Class 2                      4,887,227   44.90     219,436,501    213,675,843    1
American Funds IS Growth-Income Fund Class 3                      3,089,226   45.47     140,467,092    135,619,011    1
American Funds IS High-Income Bond Fund Class 3                   1,011,277    9.38       9,485,774     10,247,896    1
American Funds IS International Fund Class 3                      1,341,642   17.70      23,747,070     25,471,842    1
American Funds IS Ultra-Short Bond Fund Class 3                     405,219   11.14       4,514,142      4,517,209    1
American Funds IS US Government/AAA-Rated Securities Fund
  Class 3                                                           743,412   11.97       8,898,646      9,218,287    1
AST SA BlackRock Multi-Asset Income Portfolio Class 1                 9,245    5.92          54,731         59,804    1
AST SA BlackRock Multi-Asset Income Portfolio Class 3             5,072,391    5.86      29,724,213     32,271,929    1
AST SA PGI Asset Allocation Portfolio Class 1                     5,904,443   12.59      74,336,943     81,259,292    1
AST SA PGI Asset Allocation Portfolio Class 2                       343,912   12.58       4,326,410      4,702,191    1
AST SA PGI Asset Allocation Portfolio Class 3                     3,085,817   12.48      38,510,997     43,966,500    1
AST SA Wellington Capital Appreciation Portfolio Class 1          6,172,595   40.30     248,755,581    261,383,272    1
AST SA Wellington Capital Appreciation Portfolio Class 2            960,795   38.34      36,836,898     38,992,915    1
AST SA Wellington Capital Appreciation Portfolio Class 3          9,865,258   37.08     365,803,763    396,060,940    1
AST SA Wellington Government and Quality Bond Portfolio Class 1   3,371,278   14.72      49,625,212     50,931,022    1
AST SA Wellington Government and Quality Bond Portfolio Class 2   1,244,238   14.76      18,364,951     18,751,537    1
AST SA Wellington Government and Quality Bond Portfolio Class 3  28,256,732   14.68     414,808,827    425,718,217    1
AST SA Wellington Strategic Multi-Asset Portfolio Class 3         3,860,316    7.10      27,408,241     30,909,556    1
BlackRock Global Allocation V.I. Fund Class III                     174,595   12.95       2,261,002      2,419,896    1
BlackRock iShares Dynamic Allocation V.I. Fund Class III             42,315   10.28         435,002        432,933    1
Columbia VP Asset Allocation Fund Class 1                            46,920   14.10         661,579        586,225    1
Columbia VP Dividend Opportunity Fund Class 1                        64,463   23.85       1,537,452        850,382    1
Columbia VP Emerging Markets Bond Fund Class 2                        8,463    9.00          76,171         85,214    1
Columbia VP Income Opportunities Fund Class 1                     1,346,763    6.91       9,306,131     10,543,534    1
Columbia VP Large Cap Growth Fund Class 1                         1,257,029   16.10      20,238,170     15,895,838    1
Columbia VP Limited Duration Credit Fund Class 2                     27,929    9.24         258,065        261,794    1
Columbia VP Loomis Sayles Growth Fund Class 1                        58,308   28.50       1,661,792      1,220,242    1
Columbia VP Mid Cap Growth Opportunity Fund Class 1                  13,860   24.56         340,403        223,516    1
Columbia VP Overseas Core Fund Class 2                               91,355   12.67       1,157,471      1,178,084    1
Columbia VP Small Company Growth Fund Class 1                        42,454   15.64         663,985        587,010    1
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2         5,960,625    6.32      37,671,148     42,222,461    1
FTVIP Franklin Income VIP Fund Class 2                            8,095,431   14.74     119,326,659    126,158,744    1
FTVIP Franklin Strategic Income VIP Fund Class 2                     75,952   10.28         780,788        825,893    1
Goldman Sachs VIT Global Trends Allocation Fund Service Class         4,329   11.64          50,390         50,098    1
Goldman Sachs VIT Government Money Market Fund Institutional
  Class                                                             713,660    1.00         713,660        713,660    1
Goldman Sachs VIT Government Money Market Fund Service Class     83,717,300    1.00      83,717,300     83,717,306    1
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor
  Class                                                              91,092    8.49         773,374        837,193    1
Invesco V.I. American Franchise Fund Series II                      324,154   54.90      17,796,063     17,175,327    1
Invesco V.I. Balanced-Risk Allocation Fund Series II                 83,993    9.34         784,492        916,026    1
Invesco V.I. Comstock Fund Series II                             15,894,181   16.06     255,260,543    254,575,263    1
Invesco V.I. Growth and Income Fund Series II                    20,244,842   17.48     353,879,831    419,711,498    1
Ivy VIP Asset Strategy Class II                                      45,965    8.29         381,131        399,963    1
Lord Abbett Bond Debenture Portfolio Class VC                       100,290   11.08       1,111,216      1,226,954    1
Lord Abbett Fundamental Equity Portfolio Class VC                    18,884   14.13         266,826        330,883    1
Lord Abbett Growth and Income Portfolio Class VC                  5,029,266   30.65     154,146,994    148,214,084    1
Lord Abbett Mid Cap Stock Portfolio Class VC                        620,679   19.86      12,326,676     12,234,388    1
Lord Abbett Short Duration Income Portfolio Class VC                124,478   14.05       1,748,919      1,809,714    1
Morgan Stanley VIF Global Infrastructure Portfolio Class II         156,897    6.76       1,060,626      1,178,212    1
Neuberger Berman AMT US Equity Index PutWrite Strategy
  Portfolio                                                          93,239    8.95         834,488        889,501    1
PIMCO All Asset Portfolio Advisor Class                               4,391   10.05          44,132         45,275    1
PIMCO Dynamic Bond Portfolio Advisor Class                           83,667   10.35         865,952        849,352    1
PIMCO Emerging Markets Bond Portfolio Advisor Class                  19,772   12.01         237,457        254,221    1
PVC Diversified International Account Class 1                        45,885   13.72         629,548        441,380    1
PVC Diversified International Account Class 2                        16,782   13.81         231,762        211,546    1
PVC Equity Income Account Class 1                                   478,986   22.86      10,949,628      9,405,825    1
PVC Equity Income Account Class 2                                   292,012   22.66       6,616,984      5,221,869    1
PVC Government & High Quality Bond Account Class 1                  159,298    9.47       1,508,552      1,617,803    1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2018

                                                                         Net Asset
                                                                         Value per Shares at Fair Cost of Shares
Sub-accounts                                                   Shares      Share       Value           Held      Level*
------------                                                 ----------- --------- -------------- -------------- ------
PVC Government & High Quality Bond Account Class 2                77,878  $ 9.46   $      736,724 $      798,444   1
PVC Income Account Class 1                                       328,199   10.01        3,285,269      3,414,845   1
PVC Income Account Class 2                                       160,738    9.96        1,600,955      1,630,092   1
PVC LargeCap Growth Account Class 1                               18,979   28.25          536,163        321,972   1
PVC LargeCap Growth Account Class 2                               14,852   28.06          416,736        250,668   1
PVC MidCap Account Class 1                                        32,259   48.53        1,565,530      1,588,061   1
PVC MidCap Account Class 2                                        14,582   48.18          702,572        705,859   1
PVC Principal Capital Appreciation Account Class 1               338,024   25.86        8,741,294      7,673,448   1
PVC Principal Capital Appreciation Account Class 2                72,077   25.58        1,843,740      1,598,186   1
PVC Real Estate Securities Account Class 1                        20,132   17.86          359,551        348,126   1
PVC Real Estate Securities Account Class 2                        11,727   17.92          210,152        205,082   1
PVC SAM Balanced Portfolio Class 1                             1,935,832   13.90       26,908,063     28,819,733   1
PVC SAM Balanced Portfolio Class 2                             1,773,566   13.74       24,368,794     26,792,863   1
PVC SAM Conservative Balanced Portfolio Class 1                  247,977   11.05        2,740,149      2,956,089   1
PVC SAM Conservative Balanced Portfolio Class 2                  275,367   10.91        3,004,255      3,280,945   1
PVC SAM Conservative Growth Portfolio Class 1                    737,546   17.16       12,656,289     12,386,756   1
PVC SAM Conservative Growth Portfolio Class 2                    800,771   16.92       13,549,050     13,764,661   1
PVC SAM Flexible Income Portfolio Class 1                        394,259   11.86        4,675,908      4,864,486   1
PVC SAM Flexible Income Portfolio Class 2                        404,392   11.74        4,747,560      5,001,132   1
PVC SAM Strategic Growth Portfolio Class 1                       160,932   18.36        2,954,716      2,934,917   1
PVC SAM Strategic Growth Portfolio Class 2                       297,580   18.11        5,389,174      5,561,485   1
PVC Short-Term Income Account Class 1                            653,891    2.52        1,647,806      1,669,659   1
PVC Short-Term Income Account Class 2                            227,730    2.51          571,603        578,922   1
PVC SmallCap Account Class 1                                      32,745   14.30          468,247        494,183   1
PVC SmallCap Account Class 2                                      20,092   14.24          286,110        304,687   1
SST SA Allocation Balanced Portfolio Class 3                  13,058,832    9.00      117,529,485    142,483,212   1
SST SA Allocation Growth Portfolio Class 1                        11,464   11.92          136,656        166,670   1
SST SA Allocation Growth Portfolio Class 3                     7,414,731   11.90       88,235,297    101,370,279   1
SST SA Allocation Moderate Growth Portfolio Class 1                3,013    9.17           27,629         34,382   1
SST SA Allocation Moderate Growth Portfolio Class 3           20,150,622    9.18      184,982,706    223,121,467   1
SST SA Allocation Moderate Portfolio Class 3                  17,779,883    9.37      166,597,503    196,780,270   1
SST SA Columbia Focused Value Portfolio Class 3                    7,553   15.92          120,245        142,714   1
SST SA Multi-Managed Diversified Fixed Income Portfolio
  Class 3                                                         15,315   11.18          171,227        180,108   1
SST SA Multi-Managed International Equity Portfolio Class 3       46,773    8.12          379,801        413,628   1
SST SA Multi-Managed Large Cap Growth Portfolio Class 3           11,398   11.95          136,207        157,552   1
SST SA Multi-Managed Large Cap Value Portfolio Class 3            15,285   13.35          204,053        245,212   1
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3             25,322   14.48          366,656        408,458   1
SST SA Multi-Managed Mid Cap Value Portfolio Class 3              21,006   13.81          290,090        349,221   1
SST SA Multi-Managed Small Cap Portfolio Class 3                  20,039   11.09          222,228        272,229   1
SST SA Putnam Asset Allocation Diversified Growth Portfolio
  Class 1                                                         20,123   10.62          213,707        249,884   1
SST SA Putnam Asset Allocation Diversified Growth Portfolio
  Class 3                                                      4,427,663   10.60       46,933,229     54,340,214   1
SST SA T. Rowe Price Growth Stock Portfolio Class 3               19,518   18.41          359,324        463,098   1
SST SA Wellington Real Return Portfolio Class 3               28,042,699    9.25      259,394,966    272,852,511   1
SAST SA AB Growth Portfolio Class 1                            6,909,330   39.83      275,198,633    255,664,670   1
SAST SA AB Growth Portfolio Class 2                              996,706   39.51       39,379,869     38,038,382   1
SAST SA AB Growth Portfolio Class 3                            7,874,846   38.99      307,040,245    315,353,345   1
SAST SA AB Small & Mid Cap Value Portfolio Class 2               814,332   12.52       10,195,432     13,864,790   1
SAST SA AB Small & Mid Cap Value Portfolio Class 3            26,097,463   12.41      323,869,520    438,396,733   1
SAST SA American Funds Asset Allocation Portfolio Class 1         54,924   12.94          710,711        808,732   1
SAST SA American Funds Asset Allocation Portfolio Class 3     55,768,405   12.93      721,085,470    787,437,035   1
SAST SA American Funds Global Growth Portfolio Class 3        35,833,788    9.16      328,237,498    422,391,497   1
SAST SA American Funds Growth Portfolio Class 1                    6,152    9.23           56,785         60,454   1
SAST SA American Funds Growth Portfolio Class 3               30,746,997    9.24      284,102,252    357,174,265   1
SAST SA American Funds Growth-Income Portfolio Class 1             4,951    9.54           47,237         50,156   1
SAST SA American Funds Growth-Income Portfolio Class 3        23,422,752    9.54      223,453,052    278,176,759   1
SAST SA American Funds VCP Managed Asset Allocation
  Portfolio Class 1                                                2,665   12.68           33,789         37,815   1
SAST SA American Funds VCP Managed Asset Allocation
  Portfolio Class 3                                          114,914,268   12.67    1,455,963,780  1,478,067,389   1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1         1,125   10.06           11,316         13,076   1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3    61,248,681   10.08      617,386,703    659,887,300   1
SAST SA Columbia Technology Portfolio Class 1                  1,810,582    5.56       10,066,837      9,480,082   1
SAST SA Columbia Technology Portfolio Class 2                    665,340    5.38        3,579,530      3,176,094   1
SAST SA Columbia Technology Portfolio Class 3                  7,396,388    5.27       38,978,966     43,712,762   1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2018

                                                                         Net Asset
                                                                         Value per Shares at Fair Cost of Shares
Sub-accounts                                                    Shares     Share       Value           Held      Level*
------------                                                  ---------- --------- -------------- -------------- ------
SAST SA DFA Ultra Short Bond Portfolio Class 1                 2,431,375  $10.61   $   25,796,887 $   25,699,389   1
SAST SA DFA Ultra Short Bond Portfolio Class 2                   669,639   10.48        7,017,812      6,983,383   1
SAST SA DFA Ultra Short Bond Portfolio Class 3                13,831,775   10.39      143,712,140    143,217,321   1
SAST SA Dogs of Wall Street Portfolio Class 1                  1,905,644   12.51       23,839,608     23,023,605   1
SAST SA Dogs of Wall Street Portfolio Class 2                    385,372   12.49        4,813,297      4,773,218   1
SAST SA Dogs of Wall Street Portfolio Class 3                  7,958,218   12.38       98,522,734    106,449,342   1
SAST SA Emerging Markets Equity Index Portfolio Class 3           36,672   12.73          466,837        503,241   1
SAST SA Federated Corporate Bond Portfolio Class 1             3,584,745   12.43       44,558,381     46,853,212   1
SAST SA Federated Corporate Bond Portfolio Class 2               969,185   12.43       12,046,973     13,159,449   1
SAST SA Federated Corporate Bond Portfolio Class 3            42,236,692   12.35      521,623,142    564,483,525   1
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio
  Class 1                                                      1,623,387   11.28       18,311,806     22,659,992   1
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio
  Class 2                                                        389,620   11.25        4,383,222      5,357,100   1
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio
  Class 3                                                     12,703,144   11.16      141,767,083    178,815,886   1
SAST SA Fixed Income Index Portfolio Class 3                     720,798    9.87        7,114,280      7,189,188   1
SAST SA Fixed Income Intermediate Index Portfolio Class 3        908,101    9.78        8,881,226      8,910,482   1
SAST SA Franklin Small Company Value Portfolio Class 3         7,842,820   17.37      136,229,785    168,060,018   1
SAST SA Global Index Allocation 60-40 Portfolio Class 1            3,814   13.71           52,293         50,922   1
SAST SA Global Index Allocation 60-40 Portfolio Class 3          859,475   13.73       11,800,590     12,834,503   1
SAST SA Global Index Allocation 75-25 Portfolio Class 1              562   13.43            7,546          7,513   1
SAST SA Global Index Allocation 75-25 Portfolio Class 3        1,090,157   13.46       14,673,510     16,259,676   1
SAST SA Global Index Allocation 90-10 Portfolio Class 1            1,212   13.14           15,929         18,205   1
SAST SA Global Index Allocation 90-10 Portfolio Class 3        4,197,243   13.16       55,235,714     62,763,278   1
SAST SA Goldman Sachs Global Bond Portfolio Class 1            1,639,293   10.49       17,196,182     19,275,886   1
SAST SA Goldman Sachs Global Bond Portfolio Class 2              333,553   10.40        3,468,947      3,768,012   1
SAST SA Goldman Sachs Global Bond Portfolio Class 3           18,927,193   10.29      194,760,814    207,202,168   1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1         719    9.20            6,613          7,344   1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3     862,099    9.20        7,931,309      8,793,438   1
SAST SA Index Allocation 60-40 Portfolio Class 1                   3,406   10.03           34,164         37,480   1
SAST SA Index Allocation 60-40 Portfolio Class 3               6,108,213   10.05       61,387,538     66,346,503   1
SAST SA Index Allocation 80-20 Portfolio Class 1                 102,197   10.07        1,029,125      1,165,036   1
SAST SA Index Allocation 80-20 Portfolio Class 3              12,080,320   10.09      121,890,431    134,034,270   1
SAST SA Index Allocation 90-10 Portfolio Class 1                 161,004   10.08        1,622,924      1,829,972   1
SAST SA Index Allocation 90-10 Portfolio Class 3              35,678,694   10.11      360,711,595    400,886,834   1
SAST SA International Index Portfolio Class 3                    113,064    9.68        1,094,458      1,263,713   1
SAST SA Invesco Growth Opportunities Portfolio Class 1           860,646    7.82        6,730,249      7,597,086   1
SAST SA Invesco Growth Opportunities Portfolio Class 2           304,974    7.48        2,281,204      2,554,430   1
SAST SA Invesco Growth Opportunities Portfolio Class 3        15,214,649    7.27      110,610,502    120,796,991   1
SAST SA Invesco VCP Equity-Income Portfolio Class 1                1,472   11.52           16,959         19,964   1
SAST SA Invesco VCP Equity-Income Portfolio Class 3           98,359,197   11.54    1,135,065,130  1,176,088,098   1
SAST SA Janus Focused Growth Portfolio Class 1                   776,254   12.73        9,881,710      9,520,275   1
SAST SA Janus Focused Growth Portfolio Class 2                   648,592   12.42        8,055,511      6,611,334   1
SAST SA Janus Focused Growth Portfolio Class 3                 6,798,219   12.20       82,938,277     82,190,358   1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1        2,088,779   17.34       36,219,428     36,988,269   1
SAST SA JPMorgan Diversified Balanced Portfolio Class 2          362,487   17.30        6,271,020      6,762,892   1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3        7,177,427   17.22      123,595,292    140,914,643   1
SAST SA JPMorgan Emerging Markets Portfolio Class 1            2,383,559    7.30       17,399,983     17,388,124   1
SAST SA JPMorgan Emerging Markets Portfolio Class 2              415,236    7.27        3,018,765      3,226,710   1
SAST SA JPMorgan Emerging Markets Portfolio Class 3           13,519,869    7.21       97,478,253    100,074,248   1
SAST SA JPMorgan Equity-Income Portfolio Class 1               3,259,147   31.53      102,760,897     82,033,859   1
SAST SA JPMorgan Equity-Income Portfolio Class 2                 236,429   31.50        7,447,510      6,336,332   1
SAST SA JPMorgan Equity-Income Portfolio Class 3               3,722,056   31.35      116,686,445    115,504,373   1
SAST SA JPMorgan Global Equities Portfolio Class 1             1,927,293   17.42       33,573,442     28,903,352   1
SAST SA JPMorgan Global Equities Portfolio Class 2               171,323   17.38        2,977,589      2,641,351   1
SAST SA JPMorgan Global Equities Portfolio Class 3             1,435,235   17.27       24,786,516     26,148,794   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1               3,878,175    8.68       33,662,563     34,979,468   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 2                 573,490    8.65        4,960,688      5,182,602   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3              67,395,341    8.60      579,599,929    598,954,600   1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1              1,885,383   15.41       29,053,754     28,233,297   1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2                719,459   14.82       10,662,385      9,815,209   1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3              6,446,808   14.47       93,285,308    102,998,315   1
SAST SA Large Cap Growth Index Portfolio Class 3                  18,704   14.37          268,780        297,546   1
SAST SA Large Cap Index Portfolio Class 3                        484,957   20.02        9,708,834     10,986,430   1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2018

                                                                         Net Asset
                                                                         Value per Shares at Fair Cost of Shares
Sub-accounts                                                   Shares      Share       Value           Held      Level*
------------                                                 ----------- --------- -------------- -------------- ------
SAST SA Large Cap Value Index Portfolio Class 3                   35,859  $13.78   $      494,134 $      543,343   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1       15,103,482   18.53      279,867,530    324,764,652   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2        1,875,618   18.53       34,755,204     39,718,720   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3       18,645,785   18.43      343,641,816    397,858,216   1
SAST SA Legg Mason Tactical Opportunities Class 1                  2,988    9.52           28,446         30,773   1
SAST SA Legg Mason Tactical Opportunities Class 3              2,159,453    9.52       20,557,995     22,197,669   1
SAST SA MFS Blue Chip Growth Portfolio Class 1                   573,240   11.47        6,575,065      6,031,948   1
SAST SA MFS Blue Chip Growth Portfolio Class 2                   193,150   11.42        2,205,767      1,757,823   1
SAST SA MFS Blue Chip Growth Portfolio Class 3                 7,304,409   11.35       82,905,041     76,413,586   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1    1,959,403   20.68       40,520,445     32,900,580   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2      310,668   20.69        6,427,721      5,990,623   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3   10,212,161   20.58      210,166,265    192,108,380   1
SAST SA MFS Total Return Portfolio Class 1                     5,192,713   16.90       87,756,849     85,412,210   1
SAST SA MFS Total Return Portfolio Class 2                     1,363,348   16.92       23,067,850     22,533,775   1
SAST SA MFS Total Return Portfolio Class 3                     9,072,576   16.86      152,963,635    160,765,292   1
SAST SA Mid Cap Index Portfolio Class 3                          189,436    9.49        1,797,752      2,186,537   1
SAST SA Morgan Stanley International Equities Portfolio
  Class 1                                                      2,476,662    9.04       22,389,028     22,845,601   1
SAST SA Morgan Stanley International Equities Portfolio
  Class 2                                                        845,855    9.01        7,621,150      7,570,476   1
SAST SA Morgan Stanley International Equities Portfolio
  Class 3                                                     10,635,060    8.99       95,609,192     98,464,912   1
SAST SA Oppenheimer Main Street Large Cap Portfolio
  Class 1                                                      1,060,188   19.41       20,578,242     14,326,242   1
SAST SA Oppenheimer Main Street Large Cap Portfolio
  Class 2                                                        149,207   19.41        2,896,117      2,029,818   1
SAST SA Oppenheimer Main Street Large Cap Portfolio
  Class 3                                                      2,509,518   19.32       48,483,895     45,520,700   1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3        111,683,310    9.44    1,054,290,448  1,205,939,983   1
SAST SA PineBridge High-Yield Bond Portfolio Class 1           5,962,859    5.15       30,708,725     33,880,248   1
SAST SA PineBridge High-Yield Bond Portfolio Class 2           1,149,012    5.15        5,917,414      6,670,992   1
SAST SA PineBridge High-Yield Bond Portfolio Class 3          17,733,664    5.12       90,796,360    100,443,180   1
SAST SA Putnam International Growth and Income Portfolio
  Class 1                                                      2,341,522    8.92       20,886,374     23,834,761   1
SAST SA Putnam International Growth and Income Portfolio
  Class 2                                                        412,152    8.97        3,697,007      3,496,706   1
SAST SA Putnam International Growth and Income Portfolio
  Class 3                                                      9,654,584    8.95       86,408,531     79,560,505   1
SAST SA Schroders VCP Global Allocation Portfolio Class 1          6,984    9.93           69,348         68,242   1
SAST SA Schroders VCP Global Allocation Portfolio Class 3     48,415,471    9.94      481,249,786    531,207,254   1
SAST SA Small Cap Index Portfolio Class 3                        178,461    9.55        1,704,304      2,137,709   1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio
  Class 1                                                          7,361    9.56           70,374         76,994   1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio
  Class 3                                                      8,713,642    9.59       83,563,828     90,847,119   1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1               5,559   10.66           59,261         69,831   1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3          97,491,035   10.67    1,040,229,342  1,106,687,675   1
SAST SA Templeton Foreign Value Portfolio Class 2                780,298   13.15       10,260,925     11,369,161   1
SAST SA Templeton Foreign Value Portfolio Class 3             24,199,197   13.13      317,735,460    353,227,181   1
SAST SA VCP Dynamic Allocation Portfolio Class 1                  16,528   11.24          185,778        230,063   1
SAST SA VCP Dynamic Allocation Portfolio Class 3             712,227,645   11.27    8,026,805,557  8,742,020,121   1
SAST SA VCP Dynamic Strategy Portfolio Class 1                    16,268   11.42          185,780        226,080   1
SAST SA VCP Dynamic Strategy Portfolio Class 3               445,993,273   11.45    5,106,622,977  5,540,841,504   1
SAST SA VCP Index Allocation Portfolio Class 3                18,827,924    9.32      175,476,252    199,123,703   1
SAST SA WellsCap Aggressive Growth Portfolio Class 1           1,154,808   17.84       20,601,768     16,612,409   1
SAST SA WellsCap Aggressive Growth Portfolio Class 2             142,261   17.47        2,485,307      1,857,804   1
SAST SA WellsCap Aggressive Growth Portfolio Class 3           1,192,734   17.19       20,503,098     20,519,238   1
VALIC Company I Global Social Awareness Fund                      37,272   23.77          885,948        834,648   1
VALIC Company I International Equities Index Fund                671,804    6.48        4,353,291      4,447,721   1
VALIC Company I Mid Cap Index Fund                               147,375   24.14        3,557,636      3,896,880   1
VALIC Company I Nasdaq-100 Index Fund                            197,120   12.72        2,507,370      2,249,643   1
VALIC Company I Small Cap Index Fund                             156,562   18.96        2,968,420      3,173,179   1
VALIC Company I Stock Index Fund                                 271,539   36.91       10,022,502      9,732,308   1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                    American
                                                           American     American    Funds IS
                                                           Funds IS     Funds IS    Capital      American      American
                                                            Asset        Asset       Income      Funds IS      Funds IS
                                                          Allocation   Allocation   Builder    Global Growth  Growth Fund
                                                         Fund Class 2 Fund Class 3  Class 4    Fund Class 2     Class 2
                                                         ------------ ------------ ----------  ------------- ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                             $   970,407  $   556,851  $   50,626  $  1,105,420  $  1,122,558
   Mortality and expense risk and administrative
     charges                                                (929,969)    (457,618)    (19,679)   (2,734,093)   (4,264,463)
                                                         -----------  -----------  ----------  ------------  ------------
   Net investment income (loss)                               40,438       99,233      30,947    (1,628,673)   (3,141,905)
   Net realized gain (loss)                                2,822,730    2,280,902       2,081     9,503,412    14,165,944
   Capital gain distribution from mutual funds             2,633,009    1,541,480       3,501    11,969,381    26,813,601
   Change in unrealized appreciation (depreciation) of
     investments                                          (8,935,636)  (5,654,828)   (200,138)  (35,986,845)  (39,600,233)
                                                         -----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets from operations         (3,439,459)  (1,733,213)   (163,609)  (16,142,725)   (1,762,593)
                                                         -----------  -----------  ----------  ------------  ------------
From contract transactions:
   Payments received from contract owners                    872,749      103,328      54,984       545,148     1,341,774
   Payments for contract benefits or terminations         (7,602,608)  (4,857,294)    (45,569)  (23,840,816)  (33,434,852)
   Transfers between sub-accounts (including fixed
     account), net                                           231,631   (1,508,085)  1,068,431      (830,491)   (5,647,065)
   Contract maintenance charges                              (44,671)      (9,133)       (166)     (286,799)     (350,892)
   Adjustments to net assets allocated to contracts in
     payout period                                             8,204       12,252          --         7,700        (1,513)
                                                         -----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (6,534,695)  (6,258,932)  1,077,680   (24,405,258)  (38,092,548)
                                                         -----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets                         (9,974,154)  (7,992,145)    914,071   (40,547,983)  (39,855,141)
Net assets at beginning of period                         63,609,571   37,677,673   1,611,137   184,043,666   269,431,096
                                                         -----------  -----------  ----------  ------------  ------------
Net assets at end of period                              $53,635,417  $29,685,528  $2,525,208  $143,495,683  $229,575,955
                                                         ===========  ===========  ==========  ============  ============
Beginning units                                            2,258,640      438,551     146,919     4,289,148     6,385,119
Units issued                                                 104,058       17,026     113,822       140,285       170,654
Units redeemed                                              (335,585)     (88,962)    (10,061)     (694,090)   (1,015,463)
                                                         -----------  -----------  ----------  ------------  ------------
Ending units                                               2,027,113      366,615     250,680     3,735,343     5,540,310
                                                         ===========  ===========  ==========  ============  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $   946,843  $   576,632  $   34,868  $  1,149,747  $  1,289,797
   Mortality and expense risk and administrative
     charges                                                (967,779)    (479,347)    (15,494)   (2,810,069)   (4,136,527)
                                                         -----------  -----------  ----------  ------------  ------------
   Net investment income (loss)                              (20,936)      97,285      19,374    (1,660,322)   (2,846,730)
   Net realized gain (loss)                                2,820,493    1,255,036       1,921     8,559,280    12,350,041
   Capital gain distribution from mutual funds             2,880,928    1,669,196          --     5,399,230    25,204,930
   Change in unrealized appreciation (depreciation) of
     investments                                           2,847,976    2,037,218     123,506    33,636,153    26,434,136
                                                         -----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets from operations          8,528,461    5,058,735     144,801    45,934,341    61,142,377
                                                         -----------  -----------  ----------  ------------  ------------
From contract transactions:
   Payments received from contract owners                    942,185      142,697     136,213       741,842     1,071,927
   Payments for contract benefits or terminations         (6,945,740)  (3,259,414)    (80,854)  (23,231,802)  (32,740,186)
   Transfers between sub-accounts (including fixed
     account), net                                          (202,332)     525,826     152,850    (5,307,598)   (6,410,395)
   Contract maintenance charges                              (47,802)     (10,016)       (145)     (315,109)     (377,589)
   Adjustments to net assets allocated to contracts in
     payout period                                               731       11,530          --        (2,494)        4,295
                                                         -----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (6,252,958)  (2,589,377)    208,064   (28,115,161)  (38,451,948)
                                                         -----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets                          2,275,503    2,469,358     352,865    17,819,180    22,690,429
Net assets at beginning of period                         61,334,068   35,208,315   1,258,272   166,224,486   246,740,667
                                                         -----------  -----------  ----------  ------------  ------------
Net assets at end of period                              $63,609,571  $37,677,673  $1,611,137  $184,043,666  $269,431,096
                                                         ===========  ===========  ==========  ============  ============
Beginning units                                            2,492,696      470,444     127,777     5,013,782     7,384,493
Units issued                                                 115,255       21,807      28,910       124,152       173,825
Units redeemed                                              (349,311)     (53,700)     (9,768)     (848,786)   (1,173,199)
                                                         -----------  -----------  ----------  ------------  ------------
Ending units                                               2,258,640      438,551     146,919     4,289,148     6,385,119
                                                         ===========  ===========  ==========  ============  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                         American      American     American
                                                           American      Funds IS      Funds IS     Funds IS      American
                                                           Funds IS       Growth-       Growth-    High-Income    Funds IS
                                                          Growth Fund   Income Fund   Income Fund   Bond Fund   International
                                                            Class 3       Class 2       Class 3      Class 3    Fund Class 3
                                                         ------------  ------------  ------------  -----------  -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                             $  1,040,508  $  3,456,647  $  2,278,761  $   664,065   $   475,326
   Mortality and expense risk and administrative
     charges                                               (2,810,257)   (4,029,287)   (2,132,541)    (151,269)     (376,457)
                                                         ------------  ------------  ------------  -----------   -----------
   Net investment income (loss)                            (1,769,749)     (572,640)      146,220      512,796        98,869
   Net realized gain (loss)                                 7,318,935    12,542,327     6,354,074     (457,508)      455,263
   Capital gain distribution from mutual funds             20,930,451    17,523,636    10,965,202           --     1,381,983
   Change in unrealized appreciation (depreciation)
     of investments                                       (27,904,898)  (35,456,331)  (20,724,253)    (431,795)   (5,944,471)
                                                         ------------  ------------  ------------  -----------   -----------
Increase (decrease) in net assets from operations          (1,425,261)   (5,963,008)   (3,258,757)    (376,507)   (4,008,356)
                                                         ------------  ------------  ------------  -----------   -----------
From contract transactions:
   Payments received from contract owners                     517,419     2,056,060       247,268        1,568       145,403
   Payments for contract benefits or terminations         (18,884,464)  (34,638,427)  (18,702,154)  (1,899,128)   (3,184,664)
   Transfers between sub-accounts (including fixed
     account), net                                         (5,144,313)   (1,985,214)   (5,517,464)    (350,777)     (473,553)
   Contract maintenance charges                               (45,640)     (322,665)      (43,612)      (3,563)       (7,318)
   Adjustments to net assets allocated to contracts in
     payout period                                            331,140        11,068       291,569       16,806        13,736
                                                         ------------  ------------  ------------  -----------   -----------
Increase (decrease) in net assets from contract
  transactions                                            (23,225,858)  (34,879,178)  (23,724,393)  (2,235,094)   (3,506,396)
                                                         ------------  ------------  ------------  -----------   -----------
Increase (decrease) in net assets                         (24,651,119)  (40,842,186)  (26,983,150)  (2,611,601)   (7,514,752)
Net assets at beginning of period                         211,655,455   260,278,687   167,450,242   12,097,375    31,261,822
                                                         ------------  ------------  ------------  -----------   -----------
Net assets at end of period                              $187,004,336  $219,436,501  $140,467,092  $ 9,485,774   $23,747,070
                                                         ============  ============  ============  ===========   ===========
Beginning units                                               534,374     7,539,285       640,980      113,179       427,823
Units issued                                                    9,119       246,094        10,337       19,107        10,851
Units redeemed                                                (64,245)   (1,210,885)      (96,968)     (40,216)      (59,709)
                                                         ------------  ------------  ------------  -----------   -----------
Ending units                                                  479,248     6,574,494       554,349       92,070       378,965
                                                         ============  ============  ============  ===========   ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $  1,125,003  $  3,465,096  $  2,291,443  $   805,189   $   384,785
   Mortality and expense risk and administrative
     charges                                               (2,615,196)   (4,006,712)   (2,110,334)    (167,773)     (386,247)
                                                         ------------  ------------  ------------  -----------   -----------
   Net investment income (loss)                            (1,490,193)     (541,616)      181,109      637,416        (1,462)
   Net realized gain (loss)                                 4,452,173    10,695,709     3,874,656     (120,305)      166,178
   Capital gain distribution from mutual funds             18,960,046    16,461,744    10,268,988           --       341,224
   Change in unrealized appreciation (depreciation)
     of investments                                        25,203,625    21,156,343    16,383,078      193,405     7,272,373
                                                         ------------  ------------  ------------  -----------   -----------
Increase (decrease) in net assets from operations          47,125,651    47,772,180    30,707,831      710,516     7,778,313
                                                         ------------  ------------  ------------  -----------   -----------
From contract transactions:
   Payments received from contract owners                     191,143     1,587,385       466,628        3,461        61,586
   Payments for contract benefits or terminations         (15,639,123)  (34,931,310)  (16,441,490)    (940,372)   (2,897,410)
   Transfers between sub-accounts (including fixed
     account), net                                         (3,491,681)   (3,952,529)   (3,359,886)    (433,631)     (392,650)
   Contract maintenance charges                               (48,610)     (350,714)      (47,698)      (4,095)       (8,283)
   Adjustments to net assets allocated to contracts in
     payout period                                            222,818        13,974       222,165       18,124        10,455
                                                         ------------  ------------  ------------  -----------   -----------
Increase (decrease) in net assets from contract
  transactions                                            (18,765,453)  (37,633,194)  (19,160,281)  (1,356,513)   (3,226,302)
                                                         ------------  ------------  ------------  -----------   -----------
Increase (decrease) in net assets                          28,360,198    10,138,986    11,547,550     (645,997)    4,552,011
Net assets at beginning of period                         183,295,257   250,139,701   155,902,692   12,743,372    26,709,811
                                                         ------------  ------------  ------------  -----------   -----------
Net assets at end of period                              $211,655,455  $260,278,687  $167,450,242  $12,097,375   $31,261,822
                                                         ============  ============  ============  ===========   ===========
Beginning units                                               586,505     8,729,063       721,420      125,945       477,077
Units issued                                                    3,857       184,663         7,713        4,785         7,310
Units redeemed                                                (55,988)   (1,374,441)      (88,153)     (17,551)      (56,564)
                                                         ------------  ------------  ------------  -----------   -----------
Ending units                                                  534,374     7,539,285       640,980      113,179       427,823
                                                         ============  ============  ============  ===========   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                          AST SA
                                                                              American   BlackRock   AST SA
                                                                 American   Funds IS US   Multi-    BlackRock    AST SA PGI
                                                                 Funds IS   Government/    Asset   Multi-Asset     Asset
                                                                Ultra-Short  AAA-Rated    Income     Income      Allocation
                                                                 Bond Fund   Securities  Portfolio  Portfolio    Portfolio
                                                                  Class 3   Fund Class 3  Class 1    Class 3      Class 1
                                                                ----------- ------------ --------- -----------  ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   41,386  $   165,189   $ 2,824  $ 1,461,643  $  2,088,652
   Mortality and expense risk and administrative charges           (53,662)    (120,623)     (183)    (309,043)   (1,269,697)
                                                                ----------  -----------   -------  -----------  ------------
   Net investment income (loss)                                    (12,276)      44,566     2,641    1,152,600       818,955
   Net realized gain (loss)                                         21,707     (117,443)      (99)    (143,042)      916,251
   Capital gain distribution from mutual funds                          --           --       225      126,973     3,938,439
   Change in unrealized appreciation (depreciation) of
     investments                                                    (7,165)      (2,621)   (5,101)  (2,603,437)  (10,447,326)
                                                                ----------  -----------   -------  -----------  ------------
Increase (decrease) in net assets from operations                    2,266      (75,498)   (2,334)  (1,466,906)   (4,773,681)
                                                                ----------  -----------   -------  -----------  ------------
From contract transactions:
   Payments received from contract owners                            6,708        2,082    50,000   14,726,530       979,218
   Payments for contract benefits or terminations                 (827,133)  (1,171,016)       --   (1,539,344)   (9,219,349)
   Transfers between sub-accounts (including fixed
     account), net                                               1,152,470      (84,428)    1,403    1,663,476    (1,788,657)
   Contract maintenance charges                                     (2,326)      (3,098)     (429)    (242,241)      (25,876)
   Adjustments to net assets allocated to contracts in payout
     period                                                          1,332        8,371        --           --        21,908
                                                                ----------  -----------   -------  -----------  ------------
Increase (decrease) in net assets from contract transactions       331,051   (1,248,089)   50,974   14,608,421   (10,032,756)
                                                                ----------  -----------   -------  -----------  ------------
Increase (decrease) in net assets                                  333,317   (1,323,587)   48,640   13,141,515   (14,806,437)
Net assets at beginning of period                                4,180,825   10,222,233     6,091   16,582,698    89,143,380
                                                                ----------  -----------   -------  -----------  ------------
Net assets at end of period                                     $4,514,142  $ 8,898,646   $54,731  $29,724,213  $ 74,336,943
                                                                ==========  ===========   =======  ===========  ============
Beginning units                                                    212,145      252,166       583    1,400,871     2,021,747
Units issued                                                       217,739       20,877     5,049    1,548,858        38,012
Units redeemed                                                    (200,964)     (52,191)     (156)    (304,120)     (266,318)
                                                                ----------  -----------   -------  -----------  ------------
Ending units                                                       228,920      220,852     5,476    2,645,609     1,793,441
                                                                ==========  ===========   =======  ===========  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   15,118  $   140,794   $    --  $   251,840  $  2,368,177
   Mortality and expense risk and administrative charges           (51,103)    (136,257)       (3)    (121,433)   (1,373,158)
                                                                ----------  -----------   -------  -----------  ------------
   Net investment income (loss)                                    (35,985)       4,537        (3)     130,407       995,019
   Net realized gain (loss)                                          1,985      (33,707)       --      (59,966)    1,470,843
   Capital gain distribution from mutual funds                          --           --        --           --     7,211,369
   Change in unrealized appreciation (depreciation) of
     investments                                                     4,155       73,361        28      276,287       610,392
                                                                ----------  -----------   -------  -----------  ------------
Increase (decrease) in net assets from operations                  (29,845)      44,191        25      346,728    10,287,623
                                                                ----------  -----------   -------  -----------  ------------
From contract transactions:
   Payments received from contract owners                            2,701        5,179     6,047    9,279,643       814,110
   Payments for contract benefits or terminations                 (870,834)    (782,105)       --     (722,957)  (10,665,321)
   Transfers between sub-accounts (including fixed
     account), net                                               1,133,459      454,877        19    3,613,872    (1,793,516)
   Contract maintenance charges                                     (2,788)      (3,707)       --      (81,879)      (30,934)
   Adjustments to net assets allocated to contracts in payout
     period                                                          3,910       11,017        --           --        22,804
                                                                ----------  -----------   -------  -----------  ------------
Increase (decrease) in net assets from contract transactions       266,448     (314,739)    6,066   12,088,679   (11,652,857)
                                                                ----------  -----------   -------  -----------  ------------
Increase (decrease) in net assets                                  236,603     (270,548)    6,091   12,435,407    (1,365,234)
Net assets at beginning of period                                3,944,222   10,492,781        --    4,147,291    90,508,614
                                                                ----------  -----------   -------  -----------  ------------
Net assets at end of period                                     $4,180,825  $10,222,233   $ 6,091  $16,582,698  $ 89,143,380
                                                                ==========  ===========   =======  ===========  ============
Beginning units                                                    198,630      259,915        --      367,303     2,299,860
Units issued                                                        74,414       27,452       583    1,152,865        52,734
Units redeemed                                                     (60,899)     (35,201)       --     (119,297)     (330,847)
                                                                ----------  -----------   -------  -----------  ------------
Ending units                                                       212,145      252,166       583    1,400,871     2,021,747
                                                                ==========  ===========   =======  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                    AST SA        AST SA       AST SA
                                        AST SA PGI   AST SA PGI   Wellington    Wellington   Wellington
                                          Asset        Asset       Capital       Capital      Capital
                                        Allocation   Allocation  Appreciation  Appreciation Appreciation
                                        Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                         Class 2      Class 3      Class 1       Class 2      Class 3
                                       -----------  -----------  ------------  ------------ ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                           $   116,022  $   993,051  $         --  $        --  $         --
   Mortality and expense risk and
     administrative charges                (81,565)    (615,567)   (4,550,716)    (703,891)   (6,683,538)
                                       -----------  -----------  ------------  -----------  ------------
   Net investment income (loss)             34,457      377,484    (4,550,716)    (703,891)   (6,683,538)
   Net realized gain (loss)                 30,284     (222,674)   12,492,671    1,424,631     6,395,000
   Capital gain distribution from
     mutual funds                          235,138    2,068,354    36,589,168    5,686,021    56,034,057
   Change in unrealized appreciation
     (depreciation) of investments        (585,280)  (4,809,529)  (47,201,250)  (6,783,347)  (58,068,711)
                                       -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from operations                         (285,401)  (2,586,365)   (2,670,127)    (376,586)   (2,323,192)
                                       -----------  -----------  ------------  -----------  ------------
From contract transactions:
   Payments received from contract
     owners                                    640    3,780,970     1,749,854       34,065     8,158,196
   Payments for contract benefits or
     terminations                         (705,782)  (5,016,130)  (33,997,136)  (5,063,754)  (53,790,102)
   Transfers between sub-accounts
     (including fixed account), net         (4,236)  (1,213,059)   (5,866,774)  (1,153,795)  (16,958,409)
   Contract maintenance charges            (12,753)    (250,605)      (89,938)     (73,184)   (1,958,935)
   Adjustments to net assets
     allocated to contracts in payout
     period                                     50          (73)       98,379        3,243       (15,980)
                                       -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions              (722,081)  (2,698,897)  (38,105,615)  (6,253,425)  (64,565,230)
                                       -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets       (1,007,482)  (5,285,262)  (40,775,742)  (6,630,011)  (66,888,422)
Net assets at beginning of period        5,333,892   43,796,259   289,531,323   43,466,909   432,692,185
                                       -----------  -----------  ------------  -----------  ------------
Net assets at end of period            $ 4,326,410  $38,510,997  $248,755,581  $36,836,898  $365,803,763
                                       ===========  ===========  ============  ===========  ============
Beginning units                            126,277    1,784,246     2,351,268      358,233     8,445,353
Units issued                                 6,276      308,677        57,817        8,000       876,174
Units redeemed                             (23,247)    (368,972)     (340,161)     (54,741)   (1,859,671)
                                       -----------  -----------  ------------  -----------  ------------
Ending units                               109,306    1,723,951     2,068,924      311,492     7,461,856
                                       ===========  ===========  ============  ===========  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                           $   132,629  $ 1,040,189  $         --  $        --  $         --
   Mortality and expense risk and
     administrative charges                (88,373)    (616,172)   (4,204,030)    (667,997)   (6,592,730)
                                       -----------  -----------  ------------  -----------  ------------
   Net investment income (loss)             44,256      424,017    (4,204,030)    (667,997)   (6,592,730)
   Net realized gain (loss)                133,308      348,597     7,672,696    1,867,450    10,335,011
   Capital gain distribution from
     mutual funds                          426,264    3,444,520    22,041,728    3,463,395    35,704,303
   Change in unrealized appreciation
     (depreciation) of investments             966      315,075    47,572,228    6,565,822    73,312,288
                                       -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from operations                          604,794    4,532,209    73,082,622   11,228,670   112,758,872
                                       -----------  -----------  ------------  -----------  ------------
From contract transactions:
   Payments received from contract
     owners                                     --    4,776,668       591,004      110,251     6,952,053
   Payments for contract benefits or
     terminations                         (622,873)  (4,414,043)  (27,933,933)  (5,976,318)  (52,146,459)
   Transfers between sub-accounts
     (including fixed account), net       (177,491)   1,271,393    (5,880,397)  (1,420,824)  (30,649,760)
   Contract maintenance charges            (12,455)    (194,649)      (96,537)     (73,723)   (2,013,925)
   Adjustments to net assets
     allocated to contracts in payout
     period                                   (559)           4        (9,500)        (390)       (5,852)
                                       -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions              (813,378)   1,439,373   (33,329,363)  (7,361,004)  (77,863,943)
                                       -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets         (208,584)   5,971,582    39,753,259    3,867,666    34,894,929
Net assets at beginning of period        5,542,476   37,824,677   249,778,064   39,599,243   397,797,256
                                       -----------  -----------  ------------  -----------  ------------
Net assets at end of period            $ 5,333,892  $43,796,259  $289,531,323  $43,466,909  $432,692,185
                                       ===========  ===========  ============  ===========  ============
Beginning units                            146,465    1,624,960     2,649,737      425,984     9,920,776
Units issued                                 1,366      512,123        38,670        5,234       726,192
Units redeemed                             (21,554)    (352,837)     (337,139)     (72,985)   (2,201,615)
                                       -----------  -----------  ------------  -----------  ------------
Ending units                               126,277    1,784,246     2,351,268      358,233     8,445,353
                                       ===========  ===========  ============  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                           AST SA       AST SA        AST SA
                                                         Wellington   Wellington    Wellington
                                                         Government   Government    Government      AST SA        AST SA
                                                         and Quality  and Quality   and Quality   Wellington    Wellington
                                                            Bond         Bond          Bond         Growth        Growth
                                                          Portfolio    Portfolio     Portfolio    Portfolio     Portfolio
                                                           Class 1      Class 2       Class 3      Class 1       Class 2
                                                         -----------  -----------  ------------  ------------  ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                             $ 1,072,765  $   372,135  $  8,422,136  $  1,454,872  $    321,768
   Mortality and expense risk and administrative
     charges                                                (806,078)    (316,372)   (7,178,681)     (787,954)     (204,968)
                                                         -----------  -----------  ------------  ------------  ------------
   Net investment income (loss)                              266,687       55,763     1,243,455       666,918       116,800
   Net realized gain (loss)                                 (183,131)    (118,155)   (3,364,952)   (5,039,174)   (1,669,265)
   Capital gain distribution from mutual funds                18,148        6,888       163,525    26,734,952     6,716,771
   Change in unrealized appreciation (depreciation) of
     investments                                            (978,078)    (330,538)   (7,150,237)  (19,033,773)   (4,355,898)
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from operations           (876,374)    (386,042)   (9,108,209)    3,328,923       808,408
                                                         -----------  -----------  ------------  ------------  ------------
From contract transactions:
   Payments received from contract owners                    319,454       41,820     8,319,838       499,706        29,355
   Payments for contract benefits or terminations         (6,234,238)  (2,870,233)  (62,354,201)   (6,734,516)   (1,443,315)
   Transfers between sub-accounts (including fixed
     account), net                                          (647,276)    (749,496)  (28,390,054)  (62,117,818)  (15,868,765)
   Contract maintenance charges                              (26,275)     (50,683)   (3,345,019)      (23,594)      (29,883)
   Adjustments to net assets allocated to contracts in
     payout period                                            12,971        1,167        (1,959)       (2,350)        1,637
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (6,575,364)  (3,627,425)  (85,771,395)  (68,378,572)  (17,310,971)
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets                         (7,451,738)  (4,013,467)  (94,879,604)  (65,049,649)  (16,502,563)
Net assets at beginning of period                         57,076,950   22,378,418   509,688,431    65,049,649    16,502,563
                                                         -----------  -----------  ------------  ------------  ------------
Net assets at end of period                              $49,625,212  $18,364,951  $414,808,827  $         --  $         --
                                                         ===========  ===========  ============  ============  ============
Beginning units                                            2,667,599    1,071,364    33,108,814     1,082,048       283,027
Units issued                                                 105,955       25,285     2,811,979        22,085         1,993
Units redeemed                                              (418,766)    (202,963)   (8,328,205)   (1,104,133)     (285,020)
                                                         -----------  -----------  ------------  ------------  ------------
Ending units                                               2,354,788      893,686    27,592,588            --            --
                                                         ===========  ===========  ============  ============  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $ 1,060,785  $   371,024  $  8,193,501  $    740,940  $    165,044
   Mortality and expense risk and administrative
     charges                                                (902,906)    (361,474)   (7,902,529)     (972,943)     (262,687)
                                                         -----------  -----------  ------------  ------------  ------------
   Net investment income (loss)                              157,879        9,550       290,972      (232,003)      (97,643)
   Net realized gain (loss)                                   (9,285)        (588)   (1,183,870)    2,904,310     1,049,775
   Change in unrealized appreciation (depreciation) of
     investments                                             677,737      290,933     7,094,344     7,889,859     1,778,113
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from operations            826,331      299,895     6,201,446    10,562,166     2,730,245
                                                         -----------  -----------  ------------  ------------  ------------
From contract transactions:
   Payments received from contract owners                    592,207      123,568     9,424,596       211,613        48,839
   Payments for contract benefits or terminations         (6,905,475)  (3,177,026)  (62,149,829)   (6,609,445)   (2,472,892)
   Transfers between sub-accounts (including fixed
     account), net                                        (1,593,688)     326,068    27,607,292    (1,286,140)     (829,843)
   Contract maintenance charges                              (31,675)     (57,714)   (3,487,439)      (30,932)      (37,896)
   Adjustments to net assets allocated to contracts in
     payout period                                            12,067         (299)       (3,013)        2,346          (466)
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (7,926,564)  (2,785,403)  (28,608,393)   (7,712,558)   (3,292,258)
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets                         (7,100,233)  (2,485,508)  (22,406,947)    2,849,608      (562,013)
Net assets at beginning of period                         64,177,183   24,863,926   532,095,378    62,200,041    17,064,576
                                                         -----------  -----------  ------------  ------------  ------------
Net assets at end of period                              $57,076,950  $22,378,418  $509,688,431  $ 65,049,649  $ 16,502,563
                                                         ===========  ===========  ============  ============  ============
Beginning units                                            3,038,083    1,205,009    34,857,836     1,220,490       344,929
Units issued                                                 164,283       69,176     5,334,119        19,599         3,061
Units redeemed                                              (534,767)    (202,821)   (7,083,141)     (158,041)      (64,963)
                                                         -----------  -----------  ------------  ------------  ------------
Ending units                                               2,667,599    1,071,364    33,108,814     1,082,048       283,027
                                                         ===========  ===========  ============  ============  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                          AST SA        AST SA       AST SA       AST SA
                                                            AST SA      Wellington    Wellington   Wellington   Wellington
                                                          Wellington     Natural       Natural      Natural      Strategic
                                                            Growth      Resources     Resources    Resources    Multi-Asset
                                                          Portfolio     Portfolio     Portfolio    Portfolio     Portfolio
                                                           Class 3       Class 1       Class 2      Class 3       Class 3
                                                         ------------  ------------  -----------  ------------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                             $  1,480,061  $    899,648  $   208,926  $  2,367,854  $   312,821
   Mortality and expense risk and administrative
     charges                                               (1,040,492)     (264,603)     (66,478)     (793,554)    (271,690)
                                                         ------------  ------------  -----------  ------------  -----------
   Net investment income (loss)                               439,569       635,045      142,448     1,574,300       41,131
   Net realized gain (loss)                                (8,194,463)   (4,849,309)    (201,050)    9,622,356      139,422
   Capital gain distribution from mutual funds             34,051,420            --           --            --    1,087,166
   Change in unrealized appreciation (depreciation) of
     investments                                          (22,250,382)    4,956,613      238,423    (9,090,280)  (4,010,889)
                                                         ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from operations           4,046,144       742,349      179,821     2,106,376   (2,743,170)
                                                         ------------  ------------  -----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                     924,386        60,851        2,299       788,934   16,769,002
   Payments for contract benefits or terminations          (9,242,560)   (2,261,717)    (357,679)   (6,526,559)    (692,004)
   Transfers between sub-accounts (including fixed
     account), net                                        (81,119,658)  (21,204,491)  (4,918,166)  (62,248,233)   2,087,766
   Contract maintenance charges                              (252,115)      (11,411)     (15,694)     (262,198)    (232,092)
   Adjustments to net assets allocated to contracts in
     payout period                                             (1,189)          127           (1)        1,042           --
                                                         ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (89,691,136)  (23,416,641)  (5,289,241)  (68,247,014)  17,932,672
                                                         ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets                         (85,644,992)  (22,674,292)  (5,109,420)  (66,140,638)  15,189,502
Net assets at beginning of period                          85,644,992    22,674,292    5,109,420    66,140,638   12,218,739
                                                         ------------  ------------  -----------  ------------  -----------
Net assets at end of period                              $         --  $         --  $        --  $         --  $27,408,241
                                                         ============  ============  ===========  ============  ===========
Beginning units                                             2,132,781       511,295      119,713     3,481,029    1,075,356
Units issued                                                   79,913         9,332        7,866       330,293    1,829,538
Units redeemed                                             (2,212,694)     (520,627)    (127,579)   (3,811,322)    (253,655)
                                                         ------------  ------------  -----------  ------------  -----------
Ending units                                                       --            --           --            --    2,651,239
                                                         ============  ============  ===========  ============  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $    781,993  $    550,759  $   118,425  $  1,521,732  $    17,554
   Mortality and expense risk and administrative
     charges                                               (1,337,608)     (330,918)     (80,657)   (1,037,002)     (58,392)
                                                         ------------  ------------  -----------  ------------  -----------
   Net investment income (loss)                              (555,615)      219,841       37,768       484,730      (40,838)
   Net realized gain (loss)                                 4,190,616    (3,190,622)    (564,982)   (6,523,463)      26,074
   Change in unrealized appreciation (depreciation) of
     investments                                           10,223,800     5,685,329    1,132,427    14,271,845      507,803
                                                         ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from operations          13,858,801     2,714,548      605,213     8,233,112      493,039
                                                         ------------  ------------  -----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                   1,874,844        45,999       18,407       819,808    9,637,479
   Payments for contract benefits or terminations         (11,443,007)   (2,429,019)    (671,916)   (9,287,139)    (131,823)
   Transfers between sub-accounts (including fixed
     account), net                                         (1,628,367)     (714,802)    (170,106)   (2,895,629)   1,897,832
   Contract maintenance charges                              (343,381)      (15,201)     (17,025)     (355,799)     (43,361)
   Adjustments to net assets allocated to contracts in
     payout period                                             (2,225)        1,092          139         1,160           --
                                                         ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (11,542,136)   (3,111,931)    (840,501)  (11,717,599)  11,360,127
                                                         ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets                           2,316,665      (397,383)    (235,288)   (3,484,487)  11,853,166
Net assets at beginning of period                          83,328,327    23,071,675    5,344,708    69,625,125      365,573
                                                         ------------  ------------  -----------  ------------  -----------
Net assets at end of period                              $ 85,644,992  $ 22,674,292  $ 5,109,420  $ 66,140,638  $12,218,739
                                                         ============  ============  ===========  ============  ===========
Beginning units                                             2,396,140       589,517      141,328     4,084,353       36,876
Units issued                                                  179,199        22,554        6,973       569,869    1,080,504
Units redeemed                                               (442,558)     (100,776)     (28,588)   (1,173,193)     (42,024)
                                                         ------------  ------------  -----------  ------------  -----------
Ending units                                                2,132,781       511,295      119,713     3,481,029    1,075,356
                                                         ============  ============  ===========  ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                          BLK
                                                                                BlackRock   BlackRock   iShares
                                                                   BlackRock     iShares     iShares    Dynamic   BLK iShares
                                                                     Global    Alternative   Dynamic     Fixed       Equity
                                                                   Allocation  Strategies   Allocation Income VI  Appreciation
                                                                   V.I. Fund     VI Fund    V.I. Fund    Fund       VI Fund
                                                                   Class III    Class III   Class III  Class III   Class III
                                                                   ----------  -----------  ---------- ---------  ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                       $   21,271  $        --  $   3,543  $      --   $      --
   Mortality and expense risk and administrative charges              (32,592)     (10,095)    (7,629)    (1,015)       (521)
                                                                   ----------  -----------  ---------  ---------   ---------
   Net investment income (loss)                                       (11,321)     (10,095)    (4,086)    (1,015)       (521)
   Net realized gain (loss)                                             5,323      101,786     20,547     (7,129)     21,112
   Capital gain distribution from mutual funds                        107,904           --      6,234         --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                     (323,254)     (73,897)   (48,656)       571     (24,551)
                                                                   ----------  -----------  ---------  ---------   ---------
Increase (decrease) in net assets from operations                    (221,348)      17,794    (25,961)    (7,573)     (3,960)
                                                                   ----------  -----------  ---------  ---------   ---------
From contract transactions:
   Payments received from contract owners                              10,670       88,757     10,775        307          --
   Payments for contract benefits or terminations                     (98,277)     (69,556)  (265,830)    (1,468)     (1,031)
   Transfers between sub-accounts (including fixed account), net       25,736   (1,224,632)    11,234   (344,536)   (171,961)
   Contract maintenance charges                                           (93)         (77)       (29)        --          (5)
                                                                   ----------  -----------  ---------  ---------   ---------
Increase (decrease) in net assets from contract transactions          (61,964)  (1,205,508)  (243,850)  (345,697)   (172,997)
                                                                   ----------  -----------  ---------  ---------   ---------
Increase (decrease) in net assets                                    (283,312)  (1,187,714)  (269,811)  (353,270)   (176,957)
Net assets at beginning of period                                   2,544,314    1,187,714    704,813    353,270     176,957
                                                                   ----------  -----------  ---------  ---------   ---------
Net assets at end of period                                        $2,261,002  $        --  $ 435,002  $      --   $      --
                                                                   ==========  ===========  =========  =========   =========
Beginning units                                                       233,444      104,662     63,521     34,682      14,940
Units issued                                                            8,216       12,773      2,286        354         172
Units redeemed                                                        (14,527)    (117,435)   (24,422)   (35,036)    (15,112)
                                                                   ----------  -----------  ---------  ---------   ---------
Ending units                                                          227,133           --     41,385         --          --
                                                                   ==========  ===========  =========  =========   =========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                       $   30,763  $    29,008  $  11,633  $   6,313   $   2,696
   Mortality and expense risk and administrative charges              (30,193)     (13,561)    (6,317)    (2,956)     (1,901)
                                                                   ----------  -----------  ---------  ---------   ---------
   Net investment income (loss)                                           570       15,447      5,316      3,357         795
   Net realized gain (loss)                                            11,093        6,950        358       (143)      2,593
   Capital gain distribution from mutual funds                         28,976           --         --         --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                      223,533       93,906     58,092      2,436      25,919
                                                                   ----------  -----------  ---------  ---------   ---------
Increase (decrease) in net assets from operations                     264,172      116,303     63,766      5,650      29,307
                                                                   ----------  -----------  ---------  ---------   ---------
From contract transactions:
   Payments received from contract owners                             483,336       48,252     53,555    148,062       8,601
   Payments for contract benefits or terminations                    (370,193)     (60,130)    (1,656)      (197)    (20,118)
   Transfers between sub-accounts (including fixed account), net       36,093       78,244    247,299     83,920      15,778
   Contract maintenance charges                                           (83)         (87)       (22)       (36)        (38)
                                                                   ----------  -----------  ---------  ---------   ---------
Increase (decrease) in net assets from contract transactions          149,153       66,279    299,176    231,749       4,223
                                                                   ----------  -----------  ---------  ---------   ---------
Increase (decrease) in net assets                                     413,325      182,582    362,942    237,399      33,530
Net assets at beginning of period                                   2,130,989    1,005,132    341,871    115,871     143,427
                                                                   ----------  -----------  ---------  ---------   ---------
Net assets at end of period                                        $2,544,314  $ 1,187,714  $ 704,813  $ 353,270   $ 176,957
                                                                   ==========  ===========  =========  =========   =========
Beginning units                                                       219,791       98,350     34,361     11,664      14,686
Units issued                                                           50,485       18,284     29,423     24,643       2,628
Units redeemed                                                        (36,832)     (11,972)      (263)    (1,625)     (2,374)
                                                                   ----------  -----------  ---------  ---------   ---------
Ending units                                                          233,444      104,662     63,521     34,682      14,940
                                                                   ==========  ===========  =========  =========   =========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                             Columbia VP Columbia VP  Columbia VP
                                                                Columbia VP   Dividend    Emerging      Income     Columbia VP
                                                                   Asset     Opportunity   Markets   Opportunities  Large Cap
                                                                 Allocation     Fund      Bond Fund      Fund      Growth Fund
                                                                Fund Class 1   Class 1     Class 2      Class 1      Class 1
                                                                ------------ ----------- ----------- ------------- -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                     $  12,124   $       --    $ 3,597    $   530,211  $        --
   Mortality and expense risk and administrative charges           (12,139)     (27,689)      (827)      (175,589)    (397,710)
                                                                 ---------   ----------    -------    -----------  -----------
   Net investment income (loss)                                        (15)     (27,689)     2,770        354,622     (397,710)
   Net realized gain (loss)                                         47,068      145,937        (77)      (503,794)   1,227,348
   Capital gain distribution from mutual funds                      60,035           --         --             --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (144,920)    (239,103)    (9,408)      (411,410)  (1,792,181)
                                                                 ---------   ----------    -------    -----------  -----------
Increase (decrease) in net assets from operations                  (37,832)    (120,855)    (6,715)      (560,582)    (962,543)
                                                                 ---------   ----------    -------    -----------  -----------
From contract transactions:
   Payments received from contract owners                               --           --     77,757            831        7,932
   Payments for contract benefits or terminations                 (131,764)    (242,921)        --     (1,444,122)  (2,393,141)
   Transfers between sub-accounts (including fixed
     account), net                                                     (81)     (11,055)      (215)      (393,446)    (766,450)
   Contract maintenance charges                                       (105)      (2,785)        (2)       (39,449)     (67,888)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --           --         --             --            1
                                                                 ---------   ----------    -------    -----------  -----------
Increase (decrease) in net assets from contract transactions      (131,950)    (256,761)    77,540     (1,876,186)  (3,219,546)
                                                                 ---------   ----------    -------    -----------  -----------
Increase (decrease) in net assets                                 (169,782)    (377,616)    70,825     (2,436,768)  (4,182,089)
Net assets at beginning of period                                  831,361    1,915,068      5,346     11,742,899   24,420,259
                                                                 ---------   ----------    -------    -----------  -----------
Net assets at end of period                                      $ 661,579   $1,537,452    $76,171    $ 9,306,131  $20,238,170
                                                                 =========   ==========    =======    ===========  ===========
Beginning units                                                     43,915      100,166        472        457,734    1,853,480
Units issued                                                            24        1,701      8,003         14,898       42,325
Units redeemed                                                      (6,771)     (15,354)    (1,134)       (89,774)    (270,311)
                                                                 ---------   ----------    -------    -----------  -----------
Ending units                                                        37,168       86,513      7,341        382,858    1,625,494
                                                                 =========   ==========    =======    ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $  13,019   $       --    $   218    $   722,111  $        --
   Mortality and expense risk and administrative charges           (12,003)     (28,439)       (50)      (197,792)    (403,431)
                                                                 ---------   ----------    -------    -----------  -----------
   Net investment income (loss)                                      1,016      (28,439)       168        524,319     (403,431)
   Net realized gain (loss)                                          7,557       54,744          7       (704,119)   1,063,284
   Capital gain distribution from mutual funds                         745           --         --             --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                    93,321      193,957        226        761,771    5,040,894
                                                                 ---------   ----------    -------    -----------  -----------
Increase (decrease) in net assets from operations                  102,639      220,262        401        581,971    5,700,747
                                                                 ---------   ----------    -------    -----------  -----------
From contract transactions:
   Payments received from contract owners                               --           --      2,680            688       22,495
   Payments for contract benefits or terminations                  (21,886)     (74,668)        --     (1,347,039)  (3,805,001)
   Transfers between sub-accounts (including fixed
     account), net                                                   1,368       13,741        157     (1,135,440)    (859,305)
   Contract maintenance charges                                       (118)      (2,745)        (3)       (45,961)     (73,030)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --           --         --             --         (266)
                                                                 ---------   ----------    -------    -----------  -----------
Increase (decrease) in net assets from contract transactions       (20,636)     (63,672)     2,834     (2,527,752)  (4,715,107)
                                                                 ---------   ----------    -------    -----------  -----------
Increase (decrease) in net assets                                   82,003      156,590      3,235     (1,945,781)     985,640
Net assets at beginning of period                                  749,358    1,758,478      2,111     13,688,680   23,434,619
                                                                 ---------   ----------    -------    -----------  -----------
Net assets at end of period                                      $ 831,361   $1,915,068    $ 5,346    $11,742,899  $24,420,259
                                                                 =========   ==========    =======    ===========  ===========
Beginning units                                                     45,110      103,609        206        559,044    2,242,342
Units issued                                                            75        2,987        266         39,230       57,221
Units redeemed                                                      (1,270)      (6,430)        --       (140,540)    (446,083)
                                                                 ---------   ----------    -------    -----------  -----------
Ending units                                                        43,915      100,166        472        457,734    1,853,480
                                                                 =========   ==========    =======    ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                           Columbia VP Columbia VP
                                                               Columbia VP   Loomis      Mid Cap               Columbia VP
                                                                 Limited     Sayles      Growth    Columbia VP    Small
                                                                Duration     Growth    Opportunity  Overseas     Company
                                                               Credit Fund    Fund        Fund      Core Fund     Growth
                                                                 Class 2     Class 1     Class 1     Class 2   Fund Class 1
                                                               ----------- ----------- ----------- ----------- ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   6,016  $       --   $     --   $   32,504   $      --
   Mortality and expense risk and administrative charges           (3,755)    (29,384)    (6,094)     (19,971)    (12,080)
                                                                ---------  ----------   --------   ----------   ---------
   Net investment income (loss)                                     2,261     (29,384)    (6,094)      12,533     (12,080)
   Net realized gain (loss)                                        (2,505)     65,845     18,476       25,086      42,861
   Capital gain distribution from mutual funds                         --          --         --           --     115,467
   Change in unrealized appreciation (depreciation) of
     investments                                                   (2,867)    (97,539)   (33,064)    (282,067)   (162,440)
                                                                ---------  ----------   --------   ----------   ---------
Increase (decrease) in net assets from operations                  (3,111)    (61,078)   (20,682)    (244,448)    (16,192)
                                                                ---------  ----------   --------   ----------   ---------
From contract transactions:
   Payments received from contract owners                          59,382         200         --           --          --
   Payments for contract benefits or terminations                 (24,480)   (128,621)   (27,047)    (111,164)    (57,101)
   Transfers between sub-accounts (including fixed account),
     net                                                           90,648     (43,942)    (2,417)     109,265     (23,490)
   Contract maintenance charges                                        (5)     (2,098)       (93)      (2,127)       (314)
                                                                ---------  ----------   --------   ----------   ---------
Increase (decrease) in net assets from contract transactions      125,545    (174,461)   (29,557)      (4,026)    (80,905)
                                                                ---------  ----------   --------   ----------   ---------
Increase (decrease) in net assets                                 122,434    (235,539)   (50,239)    (248,474)    (97,097)
Net assets at beginning of period                                 135,631   1,897,331    390,642    1,405,945     761,082
                                                                ---------  ----------   --------   ----------   ---------
Net assets at end of period                                     $ 258,065  $1,661,792   $340,403   $1,157,471   $ 663,985
                                                                =========  ==========   ========   ==========   =========
Beginning units                                                    13,635     138,744     19,249      115,655      32,307
Units issued                                                       23,674         796        324       12,281         609
Units redeemed                                                    (11,127)    (13,033)    (1,669)     (11,693)     (3,765)
                                                                ---------  ----------   --------   ----------   ---------
Ending units                                                       26,182     126,507     17,904      116,243      29,151
                                                                =========  ==========   ========   ==========   =========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   3,765  $       --   $     --   $   25,967   $      --
   Mortality and expense risk and administrative charges           (1,192)    (29,362)    (5,905)     (20,942)    (11,249)
                                                                ---------  ----------   --------   ----------   ---------
   Net investment income (loss)                                     2,573     (29,362)    (5,905)       5,025     (11,249)
   Net realized gain (loss)                                        (1,092)     70,514     19,857       23,843      40,744
   Capital gain distribution from mutual funds                         --          --         --           --      39,755
   Change in unrealized appreciation (depreciation) of
     investments                                                     (829)    457,944     58,780      278,036     106,381
                                                                ---------  ----------   --------   ----------   ---------
Increase (decrease) in net assets from operations                     652     499,096     72,732      306,904     175,631
                                                                ---------  ----------   --------   ----------   ---------
From contract transactions:
   Payments received from contract owners                         233,688         200        148           --         149
   Payments for contract benefits or terminations                      --    (165,525)   (39,841)    (110,933)    (62,772)
   Transfers between sub-accounts (including fixed account),
     net                                                         (125,656)   (125,681)    (4,977)     (63,206)    (29,230)
   Contract maintenance charges                                        (2)     (2,110)      (110)      (2,129)       (325)
                                                                ---------  ----------   --------   ----------   ---------
Increase (decrease) in net assets from contract transactions      108,030    (293,116)   (44,780)    (176,268)    (92,178)
                                                                ---------  ----------   --------   ----------   ---------
Increase (decrease) in net assets                                 108,682     205,980     27,952      130,636      83,453
Net assets at beginning of period                                  26,949   1,691,351    362,690    1,275,309     677,629
                                                                ---------  ----------   --------   ----------   ---------
Net assets at end of period                                     $ 135,631  $1,897,331   $390,642   $1,405,945   $ 761,082
                                                                =========  ==========   ========   ==========   =========
Beginning units                                                     2,720     161,969     21,650      131,396      36,596
Units issued                                                       25,477          64        634          922         524
Units redeemed                                                    (14,562)    (23,289)    (3,035)     (16,663)     (4,813)
                                                                ---------  ----------   --------   ----------   ---------
Ending units                                                       13,635     138,744     19,249      115,655      32,307
                                                                =========  ==========   ========   ==========   =========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                    Goldman
                                                                                     Sachs       Goldman
                                                                                      VIT       Sachs VIT
                                             FTVIP                                   Global    Government
                                            Franklin                     FTVIP       Trends       Money
                                            Founding       FTVIP        Franklin   Allocation    Market
                                             Funds        Franklin     Strategic      Fund        Fund
                                         Allocation VIP  Income VIP    Income VIP   Service   Institutional
                                          Fund Class 2  Fund Class 2  Fund Class 2   Class        Class
                                         -------------- ------------  ------------ ---------- -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                              $  1,389,419  $  6,526,815   $   21,912   $   359     $   1,151
   Mortality and expense risk and
     administrative charges                   (690,379)   (2,054,268)     (10,334)     (587)         (317)
                                          ------------  ------------   ----------   -------     ---------
   Net investment income (loss)                699,040     4,472,547       11,578      (228)          834
   Net realized gain (loss)                    168,297       932,506        9,669       183            --
   Capital gain distribution from
     mutual funds                            1,088,077            --           --       817            --
   Change in unrealized appreciation
     (depreciation) of investments          (6,649,362)  (12,763,942)     (47,893)   (3,787)           --
                                          ------------  ------------   ----------   -------     ---------
Increase (decrease) in net assets from
  operations                                (4,693,948)   (7,358,889)     (26,646)   (3,015)          834
                                          ------------  ------------   ----------   -------     ---------
From contract transactions:
   Payments received from contract
     owners                                  1,961,733     3,073,652       70,382     2,371       830,346
   Payments for contract benefits or
     terminations                           (6,933,157)  (20,252,034)      (1,973)   (1,617)           --
   Transfers between sub-accounts
     (including fixed account), net           (510,755)   (1,978,943)    (432,733)     (307)     (137,246)
   Contract maintenance charges               (289,550)     (718,632)         (77)       --          (247)
   Adjustments to net assets allocated
     to contracts in payout period                  --           642           --        --            --
                                          ------------  ------------   ----------   -------     ---------
Increase (decrease) in net assets from
  contract transactions                     (5,771,729)  (19,875,315)    (364,401)      447       692,853
                                          ------------  ------------   ----------   -------     ---------
Increase (decrease) in net assets          (10,465,677)  (27,234,204)    (391,047)   (2,568)      693,687
Net assets at beginning of period           48,136,825   146,560,863    1,171,835    52,958        19,973
                                          ------------  ------------   ----------   -------     ---------
Net assets at end of period               $ 37,671,148  $119,326,659   $  780,788   $50,390     $ 713,660
                                          ============  ============   ==========   =======     =========
Beginning units                              3,385,228     9,766,849      114,163     4,837         1,993
Units issued                                   284,604       627,467       11,362       287       147,124
Units redeemed                                (694,940)   (1,956,128)     (46,538)     (245)      (78,733)
                                          ------------  ------------   ----------   -------     ---------
Ending units                                 2,974,892     8,438,188       78,987     4,879        70,384
                                          ============  ============   ==========   =======     =========
For the Year Ended December 31, 2017
From operations:
   Dividends                              $  1,288,946  $  6,001,812   $   32,267   $   146     $      15
   Mortality and expense risk and
     administrative charges                   (735,243)   (2,204,545)     (12,525)     (454)           (8)
                                          ------------  ------------   ----------   -------     ---------
   Net investment income (loss)                553,703     3,797,267       19,742      (308)            7
   Net realized gain (loss)                    111,394     1,361,085       (2,200)      106            --
   Capital gain distribution from
     mutual funds                            1,986,938            --           --     1,237            --
   Change in unrealized appreciation
     (depreciation) of investments           1,995,664     6,103,983       13,793     3,674            --
                                          ------------  ------------   ----------   -------     ---------
Increase (decrease) in net assets from
  operations                                 4,647,699    11,262,335       31,335     4,709             7
                                          ------------  ------------   ----------   -------     ---------
From contract transactions:
   Payments received from contract
     owners                                  1,688,840     3,437,633      228,479     7,617        20,000
   Payments for contract benefits or
     terminations                           (4,892,391)  (17,381,572)     (13,000)   (1,004)       (9,170)
   Transfers between sub-accounts
     (including fixed account), net            429,261     5,049,856      294,633     3,107         9,136
   Contract maintenance charges               (303,051)     (739,844)         (49)       --            --
   Adjustments to net assets allocated
     to contracts in payout period                  47           135           --        --            --
                                          ------------  ------------   ----------   -------     ---------
Increase (decrease) in net assets from
  contract transactions                     (3,077,294)   (9,633,792)     510,063     9,720        19,966
                                          ------------  ------------   ----------   -------     ---------
Increase (decrease) in net assets            1,570,405     1,628,543      541,398    14,429        19,973
Net assets at beginning of period           46,566,420   144,932,320      630,437    38,529            --
                                          ------------  ------------   ----------   -------     ---------
Net assets at end of period               $ 48,136,825  $146,560,863   $1,171,835   $52,958     $  19,973
                                          ============  ============   ==========   =======     =========
Beginning units                              3,615,670    10,442,843       63,662     3,937            --
Units issued                                   342,815     1,200,435       57,078     1,002         2,912
Units redeemed                                (573,257)   (1,876,429)      (6,577)     (102)         (919)
                                          ------------  ------------   ----------   -------     ---------
Ending units                                 3,385,228     9,766,849      114,163     4,837         1,993
                                          ============  ============   ==========   =======     =========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                Goldman
                                                                               Sachs VIT    Goldman
                                                                  Goldman        Multi-    Sachs VIT               Invesco V.I.
                                                                 Sachs VIT      Strategy   Strategic  Invesco V.I.  Balanced-
                                                                 Government   Alternatives  Income      American       Risk
                                                                Money Market   Portfolio     Fund      Franchise    Allocation
                                                                Fund Service    Advisor     Advisor       Fund         Fund
                                                                   Class         Class       Class     Series II    Series II
                                                                ------------  ------------ ---------  ------------ ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $    880,375   $  18,666   $     180  $        --   $  10,926
   Mortality and expense risk and administrative charges            (805,254)    (10,090)       (405)    (333,808)     (9,181)
                                                                ------------   ---------   ---------  -----------   ---------
   Net investment income (loss)                                       75,121       8,576        (225)    (333,808)      1,745
   Net realized gain (loss)                                               --     (10,534)     (3,118)   2,443,544      (5,201)
   Capital gain distribution from mutual funds                            --          --          --    1,354,765      75,757
   Change in unrealized appreciation (depreciation) of
     investments                                                          --     (69,612)      3,168   (4,197,240)   (136,133)
                                                                ------------   ---------   ---------  -----------   ---------
Increase (decrease) in net assets from operations                     75,121     (71,570)       (175)    (732,739)    (63,832)
                                                                ------------   ---------   ---------  -----------   ---------
From contract transactions:
   Payments received from contract owners                         36,679,497       1,694       8,114      457,825      40,000
   Payments for contract benefits or terminations                (38,707,890)    (24,236)         --   (3,261,823)    (67,146)
   Transfers between sub-accounts (including fixed account),
     net                                                          35,073,897     (14,772)   (100,580)     (26,508)    201,575
   Contract maintenance charges                                     (460,152)        (61)         --      (75,834)        (90)
   Adjustments to net assets allocated to contracts in payout
     period                                                          211,469          --          --          383          --
                                                                ------------   ---------   ---------  -----------   ---------
Increase (decrease) in net assets from contract transactions      32,796,821     (37,375)    (92,466)  (2,905,957)    174,339
                                                                ------------   ---------   ---------  -----------   ---------
Increase (decrease) in net assets                                 32,871,942    (108,945)    (92,641)  (3,638,696)    110,507
Net assets at beginning of period                                 50,845,358     882,319      92,641   21,434,759     673,985
                                                                ------------   ---------   ---------  -----------   ---------
Net assets at end of period                                     $ 83,717,300   $ 773,374   $      --  $17,796,063   $ 784,492
                                                                ============   =========   =========  ===========   =========
Beginning units                                                    5,174,833      92,876      10,010      984,724      59,289
Units issued                                                      15,270,605      18,768       1,674      155,939      22,204
Units redeemed                                                   (11,935,240)    (22,994)    (11,684)    (277,314)     (6,887)
                                                                ------------   ---------   ---------  -----------   ---------
Ending units                                                       8,510,198      88,650          --      863,349      74,606
                                                                ============   =========   =========  ===========   =========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $    261,049   $  16,847   $   1,248  $        --   $  22,081
   Mortality and expense risk and administrative charges            (711,891)     (9,942)     (1,930)    (305,483)     (6,012)
                                                                ------------   ---------   ---------  -----------   ---------
   Net investment income (loss)                                     (450,842)      6,905        (682)    (305,483)     16,069
   Net realized gain (loss)                                               --      (2,806)     (5,839)   1,598,108       6,957
   Capital gain distribution from mutual funds                            --          --          --    1,663,058      31,675
   Change in unrealized appreciation (depreciation) of
     investments                                                          --      27,806       1,471    1,286,440     (10,001)
                                                                ------------   ---------   ---------  -----------   ---------
Increase (decrease) in net assets from operations                   (450,842)     31,905      (5,050)   4,242,123      44,700
                                                                ------------   ---------   ---------  -----------   ---------
From contract transactions:
   Payments received from contract owners                         55,358,963      40,992          --    1,242,827      55,487
   Payments for contract benefits or terminations                (29,872,939)    (11,340)    (30,306)  (1,958,217)         --
   Transfers between sub-accounts (including fixed account),
     net                                                         (29,180,311)     40,590     (75,626)   1,029,582     198,777
   Contract maintenance charges                                     (434,261)        (54)         (9)     (67,545)        (30)
   Adjustments to net assets allocated to contracts in payout
     period                                                            1,618          --          --         (388)         --
                                                                ------------   ---------   ---------  -----------   ---------
Increase (decrease) in net assets from contract transactions      (4,126,930)     70,188    (105,941)     246,259     254,234
                                                                ------------   ---------   ---------  -----------   ---------
Increase (decrease) in net assets                                 (4,577,772)    102,093    (110,991)   4,488,382     298,934
Net assets at beginning of period                                 55,423,130     780,226     203,632   16,946,377     375,051
                                                                ------------   ---------   ---------  -----------   ---------
Net assets at end of period                                     $ 50,845,358   $ 882,319   $  92,641  $21,434,759   $ 673,985
                                                                ============   =========   =========  ===========   =========
Beginning units                                                    5,594,375      85,350      21,309      977,733      36,089
Units issued                                                      10,755,960      13,830       2,897      214,045      33,498
Units redeemed                                                   (11,175,502)     (6,304)    (14,196)    (207,054)    (10,298)
                                                                ------------   ---------   ---------  -----------   ---------
Ending units                                                       5,174,833      92,876      10,010      984,724      59,289
                                                                ============   =========   =========  ===========   =========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                     Lord Abbett Lord Abbett
                                                                             Invesco V.I.  Ivy VIP      Bond     Fundamental
                                                              Invesco V.I.    Growth and    Asset     Debenture    Equity
                                                              Comstock Fund  Income Fund   Strategy   Portfolio   Portfolio
                                                                Series II     Series II    Class II   Class VC    Class VC
                                                              ------------- -------------  --------  ----------- -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $  4,278,198  $   7,368,502  $  7,805  $   59,992   $  4,335
   Mortality and expense risk and administrative charges        (4,701,842)    (6,577,464)   (4,790)    (15,097)    (3,230)
                                                              ------------  -------------  --------  ----------   --------
   Net investment income (loss)                                   (423,644)       791,038     3,015      44,895      1,105
   Net realized gain (loss)                                     24,168,652     12,699,033      (911)     (2,054)        83
   Capital gain distribution from mutual funds                  29,426,177     38,735,603    17,148      30,666     43,706
   Change in unrealized appreciation (depreciation) of
     investments                                               (91,785,117)  (111,976,551)  (48,198)   (142,589)   (71,327)
                                                              ------------  -------------  --------  ----------   --------
Increase (decrease) in net assets from operations              (38,613,932)   (59,750,877)  (28,946)    (69,082)   (26,433)
                                                              ------------  -------------  --------  ----------   --------
From contract transactions:
   Payments received from contract owners                        2,465,146      2,506,628        --     117,829         --
   Payments for contract benefits or terminations              (38,563,811)   (55,111,075)   (4,357)   (105,532)      (163)
   Transfers between sub-accounts (including fixed
     account), net                                               5,191,957     11,231,014    49,643       8,180      6,634
   Contract maintenance charges                                 (1,767,940)    (2,569,202)       (7)        (51)        (8)
   Adjustments to net assets allocated to contracts in
     payout period                                                   3,038          9,220        --          --         --
                                                              ------------  -------------  --------  ----------   --------
Increase (decrease) in net assets from contract transactions   (32,671,610)   (43,933,415)   45,279      20,426      6,463
                                                              ------------  -------------  --------  ----------   --------
Increase (decrease) in net assets                              (71,285,542)  (103,684,292)   16,333     (48,656)   (19,970)
Net assets at beginning of period                              326,546,085    457,564,123   364,798   1,159,872    286,796
                                                              ------------  -------------  --------  ----------   --------
Net assets at end of period                                   $255,260,543  $ 353,879,831  $381,131  $1,111,216   $266,826
                                                              ============  =============  ========  ==========   ========
Beginning units                                                 15,115,708     19,707,806    36,304     100,074     22,863
Units issued                                                     1,146,058      1,415,338     5,586      41,539        704
Units redeemed                                                  (2,511,571)    (3,133,804)   (1,104)    (40,907)      (145)
                                                              ------------  -------------  --------  ----------   --------
Ending units                                                    13,750,195     17,989,340    40,786     100,706     23,422
                                                              ============  =============  ========  ==========   ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $  6,264,619  $   5,888,589  $  5,382  $   46,512   $  2,764
   Mortality and expense risk and administrative charges        (4,908,726)    (7,005,253)   (3,983)    (12,172)    (2,260)
                                                              ------------  -------------  --------  ----------   --------
   Net investment income (loss)                                  1,355,893     (1,116,664)    1,399      34,340        504
   Net realized gain (loss)                                     24,934,181     13,490,780    (2,302)      3,679         28
   Capital gain distribution from mutual funds                  13,724,335     18,948,250        --      10,957     19,836
   Change in unrealized appreciation (depreciation) of
     investments                                                 7,335,555     21,395,277    53,489      29,255      3,267
                                                              ------------  -------------  --------  ----------   --------
Increase (decrease) in net assets from operations               47,349,964     52,717,643    52,586      78,231     23,635
                                                              ------------  -------------  --------  ----------   --------
From contract transactions:
Payments received from contract owners                           3,932,836      5,335,462     3,500     114,034     67,804
   Payments for contract benefits or terminations              (36,364,768)   (52,250,709)   (4,227)       (900)      (881)
   Transfers between sub-accounts (including fixed
     account), net                                              (4,794,829)     1,708,515   (17,723)    (31,169)    14,735
   Contract maintenance charges                                 (1,796,180)    (2,657,865)       (8)        (27)        (5)
   Adjustments to net assets allocated to contracts in
     payout period                                                   1,281         12,295        --          --         --
                                                              ------------  -------------  --------  ----------   --------
Increase (decrease) in net assets from contract transactions   (39,021,660)   (47,852,302)  (18,458)     81,938     81,653
                                                              ------------  -------------  --------  ----------   --------
Increase (decrease) in net assets                                8,328,304      4,865,341    34,128     160,169    105,288
Net assets at beginning of period                              318,217,781    452,698,782   330,670     999,703    181,508
                                                              ------------  -------------  --------  ----------   --------
Net assets at end of period                                   $326,546,085  $ 457,564,123  $364,798  $1,159,872   $286,796
                                                              ============  =============  ========  ==========   ========
Beginning units                                                 16,979,208     21,778,769    38,574      93,065     16,046
Units issued                                                     1,230,030      1,419,017     1,292      16,143      6,929
Units redeemed                                                  (3,093,530)    (3,489,980)   (3,562)     (9,134)      (112)
                                                              ------------  -------------  --------  ----------   --------
Ending units                                                    15,115,708     19,707,806    36,304     100,074     22,863
                                                              ============  =============  ========  ==========   ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                         Neuberger
                                                                                                          Berman
                                                                              Lord Abbett     Morgan      AMT US
                                                    Lord Abbett  Lord Abbett     Short     Stanley VIF    Equity
                                                    Growth and     Mid Cap     Duration       Global       Index
                                                      Income        Stock       Income    Infrastructure PutWrite
                                                     Portfolio    Portfolio    Portfolio    Portfolio    Strategy
                                                     Class VC     Class VC     Class VC      Class II    Portfolio
                                                   ------------  -----------  ----------- -------------- ---------
For the Year Ended December 31, 2018
From operations:
   Dividends                                       $  2,357,948  $    97,382  $   60,329    $   31,408   $     --
   Mortality and expense risk and administrative
     charges                                         (2,867,681)    (242,593)    (17,600)      (13,185)   (10,728)
                                                   ------------  -----------  ----------    ----------   --------
   Net investment income (loss)                        (509,733)    (145,211)     42,729        18,223    (10,728)
   Net realized gain (loss)                          13,906,156      979,520     (10,248)       (7,421)    (3,072)
   Capital gain distribution from mutual funds       13,666,206      465,583          --        42,729     26,612
   Change in unrealized appreciation
     (depreciation) of investments                  (43,403,358)  (3,720,524)    (31,386)     (155,574)   (84,896)
                                                   ------------  -----------  ----------    ----------   --------
Increase (decrease) in net assets from operations   (16,340,729)  (2,420,632)      1,095      (102,043)   (72,084)
                                                   ------------  -----------  ----------    ----------   --------
From contract transactions:
   Payments received from contract owners               533,084       72,811      51,455        24,157     62,450
   Payments for contract benefits or terminations   (25,456,119)  (2,199,767)   (134,153)      (32,603)   (27,439)
   Transfers between sub-accounts (including
     fixed account), net                             (2,516,367)    (559,064)    615,055        89,748       (471)
   Contract maintenance charges                      (1,108,862)      (9,434)       (121)         (169)       (66)
   Adjustments to net assets allocated to
     contracts in payout period                            (650)       1,739          --            --         --
                                                   ------------  -----------  ----------    ----------   --------
Increase (decrease) in net assets from contract
  transactions                                      (28,548,914)  (2,693,715)    532,236        81,133     34,474
                                                   ------------  -----------  ----------    ----------   --------
Increase (decrease) in net assets                   (44,889,643)  (5,114,347)    533,331       (20,910)   (37,610)
Net assets at beginning of period                   199,036,637   17,441,023   1,215,588     1,081,536    872,098
                                                   ------------  -----------  ----------    ----------   --------
Net assets at end of period                        $154,146,994  $12,326,676  $1,748,919    $1,060,626   $834,488
                                                   ============  ===========  ==========    ==========   ========
Beginning units                                      10,424,570      740,010     119,329       100,721     90,513
Units issued                                            464,524       15,362      89,704        26,980     24,483
Units redeemed                                       (1,951,115)    (130,252)    (37,321)      (19,493)   (21,028)
                                                   ------------  -----------  ----------    ----------   --------
Ending units                                          8,937,979      625,120     171,712       108,208     93,968
                                                   ============  ===========  ==========    ==========   ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                       $  2,591,640  $   105,100  $   40,430    $   21,352   $     --
   Mortality and expense risk and administrative
     charges                                         (3,106,046)    (282,710)    (11,646)      (11,698)   (10,008)
                                                   ------------  -----------  ----------    ----------   --------
   Net investment income (loss)                        (514,406)    (177,610)     28,784         9,654    (10,008)
   Net realized gain (loss)                          13,795,851    1,197,792        (634)       (8,776)    (3,565)
   Capital gain distribution from mutual funds       19,176,082    1,697,256          --        46,458         --
Change in unrealized appreciation (depreciation)
  of investments                                    (10,556,806)  (1,781,674)    (20,076)       56,333     58,262
                                                   ------------  -----------  ----------    ----------   --------
Increase (decrease) in net assets from operations    21,900,721      935,764       8,074       103,669     44,689
                                                   ------------  -----------  ----------    ----------   --------
From contract transactions:
   Payments received from contract owners             1,255,008       82,758     339,645        91,727     12,648
   Payments for contract benefits or terminations   (23,728,834)  (1,974,399)    (28,657)      (34,715)   (11,247)
   Transfers between sub-accounts (including
     fixed account), net                               (376,336)    (605,819)     64,702        88,390     34,843
   Contract maintenance charges                      (1,162,903)     (12,233)       (127)         (138)       (58)
   Adjustments to net assets allocated to
     contracts in payout period                           1,815            4          --            --         --
                                                   ------------  -----------  ----------    ----------   --------
Increase (decrease) in net assets from contract
  transactions                                      (24,011,250)  (2,509,689)    375,563       145,264     36,186
                                                   ------------  -----------  ----------    ----------   --------
Increase (decrease) in net assets                    (2,110,529)  (1,573,925)    383,637       248,933     80,875
Net assets at beginning of period                   201,147,166   19,014,948     831,951       832,603    791,223
                                                   ------------  -----------  ----------    ----------   --------
Net assets at end of period                        $199,036,637  $17,441,023  $1,215,588    $1,081,536   $872,098
                                                   ============  ===========  ==========    ==========   ========
Beginning units                                      11,722,972      848,772      82,407        86,395     86,558
Units issued                                            637,414       30,003      54,955        23,917     10,258
Units redeemed                                       (1,935,816)    (138,765)    (18,033)       (9,591)    (6,303)
                                                   ------------  -----------  ----------    ----------   --------
Ending units                                         10,424,570      740,010     119,329       100,721     90,513
                                                   ============  ===========  ==========    ==========   ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                             PIMCO
                                                                                   PIMCO   Emerging
                                                                         PIMCO    Dynamic   Markets       PVC           PVC
                                                                       All Asset   Bond      Bond     Diversified   Diversified
                                                                       Portfolio Portfolio Portfolio International International
                                                                        Advisor   Advisor   Advisor     Account       Account
                                                                         Class     Class     Class      Class 1       Class 2
                                                                       --------- --------- --------- ------------- -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                            $ 1,393  $ 24,609  $  9,327    $  16,564     $   5,338
   Mortality and expense risk and administrative charges                   (474)  (11,159)   (2,763)     (11,699)       (4,716)
                                                                        -------  --------  --------    ---------     ---------
   Net investment income (loss)                                             919    13,450     6,564        4,865           622
   Net realized gain (loss)                                                  92     4,104    (2,678)      19,347        18,307
   Change in unrealized appreciation (depreciation) of investments       (4,056)  (20,447)  (17,333)    (176,164)      (73,787)
                                                                        -------  --------  --------    ---------     ---------
Increase (decrease) in net assets from operations                        (3,045)   (2,893)  (13,447)    (151,952)      (54,858)
                                                                        -------  --------  --------    ---------     ---------
From contract transactions:
   Payments received from contract owners                                 6,838    34,675    64,648           --            --
   Payments for contract benefits or terminations                          (240)  (18,189)     (334)     (90,955)      (51,721)
   Transfers between sub-accounts (including fixed account), net          4,388   (40,402)   (4,255)      (2,938)       14,846
   Contract maintenance charges                                              (5)     (103)      (11)      (1,195)         (140)
                                                                        -------  --------  --------    ---------     ---------
Increase (decrease) in net assets from contract transactions             10,981   (24,019)   60,048      (95,088)      (37,015)
                                                                        -------  --------  --------    ---------     ---------
Increase (decrease) in net assets                                         7,936   (26,912)   46,601     (247,040)      (91,873)
Net assets at beginning of period                                        36,196   892,864   190,856      876,588       323,635
                                                                        -------  --------  --------    ---------     ---------
Net assets at end of period                                             $44,132  $865,952  $237,457    $ 629,548     $ 231,762
                                                                        =======  ========  ========    =========     =========
Beginning units                                                           3,324    86,098    16,871       94,227        36,975
Units issued                                                              1,352    12,969     9,719        1,525         1,978
Units redeemed                                                             (342)  (15,302)   (4,149)     (12,408)       (6,214)
                                                                        -------  --------  --------    ---------     ---------
Ending units                                                              4,334    83,765    22,441       83,344        32,739
                                                                        =======  ========  ========    =========     =========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                            $ 1,554  $ 13,514  $  8,191    $  15,503     $   4,891
   Mortality and expense risk and administrative charges                   (377)  (10,318)   (1,938)     (12,239)       (5,713)
                                                                        -------  --------  --------    ---------     ---------
   Net investment income (loss)                                           1,177     3,196     6,253        3,264          (822)
   Net realized gain (loss)                                                 214       777       100       15,239        35,494
   Change in unrealized appreciation (depreciation) of investments        2,564    24,778     5,959      181,687        49,440
                                                                        -------  --------  --------    ---------     ---------
Increase (decrease) in net assets from operations                         3,955    28,751    12,312      200,190        84,112
                                                                        -------  --------  --------    ---------     ---------
From contract transactions:
   Payments received from contract owners                                    --    85,807    36,096           --            --
   Payments for contract benefits or terminations                            --   (16,452)       --      (70,880)     (112,943)
   Transfers between sub-accounts (including fixed account), net         (8,093)   57,529     9,792      (19,022)      (10,161)
   Contract maintenance charges                                              --      (105)       (7)      (1,272)         (144)
   Adjustments to net assets allocated to contracts in payout period         --        --        --            1            --
                                                                        -------  --------  --------    ---------     ---------
Increase (decrease) in net assets from contract transactions             (8,093)  126,779    45,881      (91,173)     (123,248)
                                                                        -------  --------  --------    ---------     ---------
Increase (decrease) in net assets                                        (4,138)  155,530    58,193      109,017       (39,136)
Net assets at beginning of period                                        40,334   737,334   132,663      767,571       362,771
                                                                        -------  --------  --------    ---------     ---------
Net assets at end of period                                             $36,196  $892,864  $190,856    $ 876,588     $ 323,635
                                                                        =======  ========  ========    =========     =========
Beginning units                                                           4,141    73,697    12,726      104,876        52,785
Units issued                                                                 42    15,385     6,462           73           210
Units redeemed                                                             (859)   (2,984)   (2,317)     (10,722)      (16,020)
                                                                        -------  --------  --------    ---------     ---------
Ending units                                                              3,324    86,098    16,871       94,227        36,975
                                                                        =======  ========  ========    =========     =========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                              PVC          PVC
                                                                                           Government   Government
                                                                 PVC Equity   PVC Equity     & High       & High
                                                                   Income       Income    Quality Bond Quality Bond PVC Income
                                                                  Account      Account      Account      Account     Account
                                                                  Class 1      Class 2      Class 1      Class 2     Class 1
                                                                -----------  -----------  ------------ ------------ ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   235,137  $   132,088   $   64,512    $ 26,551   $  152,257
   Mortality and expense risk and administrative charges           (183,200)    (125,350)     (26,775)    (11,961)     (51,732)
                                                                -----------  -----------   ----------    --------   ----------
   Net investment income (loss)                                      51,937        6,738       37,737      14,590      100,525
   Net realized gain (loss)                                       1,018,704      684,182      (74,570)     (8,288)       4,357
   Capital gain distribution from mutual funds                      727,227      464,071           --          --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                 (2,529,182)  (1,618,482)      19,284     (13,806)    (132,368)
                                                                -----------  -----------   ----------    --------   ----------
Increase (decrease) in net assets from operations                  (731,314)    (463,491)     (17,549)     (7,504)     (27,486)
                                                                -----------  -----------   ----------    --------   ----------
From contract transactions:
   Payments received from contract owners                               459           --          550          --           --
   Payments for contract benefits or terminations                (2,350,561)  (1,150,863)    (795,801)    (70,054)    (635,862)
   Transfers between sub-accounts (including fixed
     account), net                                                   26,450     (272,747)     169,347       2,706       68,936
   Contract maintenance charges                                     (15,578)     (17,709)      (1,203)       (389)      (5,231)
   Adjustments to net assets allocated to contracts in payout
     period                                                             196           --          123          --           35
                                                                -----------  -----------   ----------    --------   ----------
Increase (decrease) in net assets from contract transactions     (2,339,034)  (1,441,319)    (626,984)    (67,737)    (572,122)
                                                                -----------  -----------   ----------    --------   ----------
Increase (decrease) in net assets                                (3,070,348)  (1,904,810)    (644,533)    (75,241)    (599,608)
Net assets at beginning of period                                14,019,976    8,521,794    2,153,085     811,965    3,884,877
                                                                -----------  -----------   ----------    --------   ----------
Net assets at end of period                                     $10,949,628  $ 6,616,984   $1,508,552    $736,724   $3,285,269
                                                                ===========  ===========   ==========    ========   ==========
Beginning units                                                     702,864      460,725      252,736     100,981      351,551
Units issued                                                         12,915        7,617       24,000         848       10,605
Units redeemed                                                     (130,676)     (84,196)     (97,764)     (9,243)     (63,143)
                                                                -----------  -----------   ----------    --------   ----------
Ending units                                                        585,103      384,146      178,972      92,586      299,013
                                                                ===========  ===========   ==========    ========   ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   306,047  $   164,224   $   97,480    $ 31,309   $  174,407
   Mortality and expense risk and administrative charges           (203,021)    (133,506)     (37,154)    (13,499)     (58,638)
                                                                -----------  -----------   ----------    --------   ----------
   Net investment income (loss)                                     103,026       30,718       60,326      17,810      115,769
   Net realized gain (loss)                                         728,266      569,213      (23,701)     (2,488)      23,094
   Capital gain distribution from mutual funds                      657,825      393,331           --          --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                    948,600      462,435      (28,211)    (15,980)       3,516
                                                                -----------  -----------   ----------    --------   ----------
Increase (decrease) in net assets from operations                 2,437,717    1,455,697        8,414        (658)     142,379
                                                                -----------  -----------   ----------    --------   ----------
From contract transactions:
   Payments received from contract owners                             7,256      (60,846)         550          --           --
   Payments for contract benefits or terminations                (1,592,772)  (1,187,047)    (352,111)    (52,221)    (316,365)
   Transfers between sub-accounts (including fixed
     account), net                                                 (313,977)     (92,813)     (75,056)     (3,728)     (75,700)
   Contract maintenance charges                                     (17,208)     (18,923)      (1,337)       (405)      (6,126)
   Adjustments to net assets allocated to contracts in payout
     period                                                             169           --          122          --           33
                                                                -----------  -----------   ----------    --------   ----------
Increase (decrease) in net assets from contract transactions     (1,916,532)  (1,359,629)    (427,832)    (56,354)    (398,158)
                                                                -----------  -----------   ----------    --------   ----------
Increase (decrease) in net assets                                   521,185       96,068     (419,418)    (57,012)    (255,779)
Net assets at beginning of period                                13,498,791    8,425,726    2,572,503     868,977    4,140,656
                                                                -----------  -----------   ----------    --------   ----------
Net assets at end of period                                     $14,019,976  $ 8,521,794   $2,153,085    $811,965   $3,884,877
                                                                ===========  ===========   ==========    ========   ==========
Beginning units                                                     808,983      540,798      303,754     107,931      388,160
Units issued                                                          2,567        5,143       11,475       1,053        5,120
Units redeemed                                                     (108,686)     (85,216)     (62,493)     (8,003)     (41,729)
                                                                -----------  -----------   ----------    --------   ----------
Ending units                                                        702,864      460,725      252,736     100,981      351,551
                                                                ===========  ===========   ==========    ========   ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                      PVC        PVC
                                                                                    LargeCap   LargeCap      PVC        PVC
                                                                       PVC Income    Growth     Growth     MidCap     MidCap
                                                                        Account     Account    Account     Account    Account
                                                                        Class 2     Class 1    Class 2     Class 1    Class 2
                                                                       ----------  ---------  ---------  ----------  ---------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                           $   68,955  $   1,431  $     475  $    4,885  $     364
   Mortality and expense risk and administrative charges                  (26,384)    (9,780)    (8,146)    (28,002)   (12,533)
                                                                       ----------  ---------  ---------  ----------  ---------
   Net investment income (loss)                                            42,571     (8,349)    (7,671)    (23,117)   (12,169)
   Net realized gain (loss)                                                 8,253     44,198     44,488     146,781      9,981
   Capital gain distribution from mutual funds                                 --     47,997     36,162     227,355    102,717
   Change in unrealized appreciation (depreciation) of investments        (70,379)  (128,091)  (107,648)   (480,599)  (163,784)
                                                                       ----------  ---------  ---------  ----------  ---------
Increase (decrease) in net assets from operations                         (19,555)   (44,245)   (34,669)   (129,580)   (63,255)
                                                                       ----------  ---------  ---------  ----------  ---------
From contract transactions:
   Payments received from contract owners                                  12,184         --         --         360        167
   Payments for contract benefits or terminations                        (470,738)   (53,580)   (55,728)   (217,911)   (10,698)
   Transfers between sub-accounts (including fixed account), net          251,344    (15,728)     4,670     (91,892)      (836)
   Contract maintenance charges                                            (1,003)      (189)      (117)     (2,331)      (195)
   Adjustments to net assets allocated to contracts in payout period          (10)        --         --          37         --
                                                                       ----------  ---------  ---------  ----------  ---------
Increase (decrease) in net assets from contract transactions             (208,223)   (69,497)   (51,175)   (311,737)   (11,562)
                                                                       ----------  ---------  ---------  ----------  ---------
Increase (decrease) in net assets                                        (227,778)  (113,742)   (85,844)   (441,317)   (74,817)
Net assets at beginning of period                                       1,828,733    649,905    502,580   2,006,847    777,389
                                                                       ----------  ---------  ---------  ----------  ---------
Net assets at end of period                                            $1,600,955  $ 536,163  $ 416,736  $1,565,530  $ 702,572
                                                                       ==========  =========  =========  ==========  =========
Beginning units                                                           174,373     44,816     36,730      77,069     31,625
Units issued                                                               29,364        132        724         687         19
Units redeemed                                                            (49,399)    (4,497)    (3,983)    (12,587)      (499)
                                                                       ----------  ---------  ---------  ----------  ---------
Ending units                                                              154,338     40,451     33,471      65,169     31,145
                                                                       ==========  =========  =========  ==========  =========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                           $   77,867  $   2,243  $     699  $   10,432  $   2,415
   Mortality and expense risk and administrative charges                  (29,579)    (8,585)    (7,171)    (28,871)   (11,484)
                                                                       ----------  ---------  ---------  ----------  ---------
   Net investment income (loss)                                            48,288     (6,342)    (6,472)    (18,439)    (9,069)
   Net realized gain (loss)                                                16,655     18,546     14,472      85,878     13,472
   Capital gain distribution from mutual funds                                 --         --         --     126,388     48,699
   Change in unrealized appreciation (depreciation) of investments         (3,896)   152,903    117,311     212,181     95,299
                                                                       ----------  ---------  ---------  ----------  ---------
Increase (decrease) in net assets from operations                          61,047    165,107    125,311     406,008    148,401
                                                                       ----------  ---------  ---------  ----------  ---------
From contract transactions:
   Payments received from contract owners                                      --         --         --         360         --
   Payments for contract benefits or terminations                        (201,445)   (25,815)   (14,105)   (177,425)   (20,973)
   Transfers between sub-accounts (including fixed account), net          (64,456)     3,918        651     (15,786)    12,235
   Contract maintenance charges                                              (863)      (214)       (82)     (2,327)      (216)
   Adjustments to net assets allocated to contracts in payout period            2         --         --          31         --
                                                                       ----------  ---------  ---------  ----------  ---------
Increase (decrease) in net assets from contract transactions             (266,762)   (22,111)   (13,536)   (195,147)    (8,954)
                                                                       ----------  ---------  ---------  ----------  ---------
Increase (decrease) in net assets                                        (205,715)   142,996    111,775     210,861    139,447
Net assets at beginning of period                                       2,034,448    506,909    390,805   1,795,986    637,942
                                                                       ----------  ---------  ---------  ----------  ---------
Net assets at end of period                                            $1,828,733  $ 649,905  $ 502,580  $2,006,847  $ 777,389
                                                                       ==========  =========  =========  ==========  =========
Beginning units                                                           200,256     46,464     37,831      85,276     32,010
Units issued                                                                2,847        482        486          97        607
Units redeemed                                                            (28,730)    (2,130)    (1,587)     (8,304)      (992)
                                                                       ----------  ---------  ---------  ----------  ---------
Ending units                                                              174,373     44,816     36,730      77,069     31,625
                                                                       ==========  =========  =========  ==========  =========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                     PVC
                                                                   PVC Principal  Principal    PVC Real   PVC Real
                                                                      Capital      Capital      Estate     Estate     PVC SAM
                                                                   Appreciation  Appreciation Securities Securities  Balanced
                                                                      Account      Account     Account    Account    Portfolio
                                                                      Class 1      Class 2     Class 1    Class 2     Class 1
                                                                   ------------- ------------ ---------- ---------- -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                        $   112,990   $   19,235   $  7,053   $  3,611  $   928,771
   Mortality and expense risk and administrative charges               (146,880)     (33,778)    (5,455)    (3,795)    (473,854)
                                                                    -----------   ----------   --------   --------  -----------
   Net investment income (loss)                                         (33,890)     (14,543)     1,598       (184)     454,917
   Net realized gain (loss)                                             449,446       77,956     10,681     24,851      153,972
   Capital gain distribution from mutual funds                          523,561      109,209     31,650     18,081    1,462,456
   Change in unrealized appreciation (depreciation) of
     investments                                                     (1,340,999)    (265,288)   (65,601)   (58,274)  (3,960,482)
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets from operations                      (401,882)     (92,666)   (21,672)   (15,526)  (1,889,137)
                                                                    -----------   ----------   --------   --------  -----------
From contract transactions:
   Payments received from contract owners                                   681           --         --         --       19,494
   Payments for contract benefits or terminations                    (1,280,527)    (259,472)   (22,497)   (40,409)  (3,621,249)
   Transfers between sub-accounts (including fixed account), net       (216,740)      14,832      4,041    (14,738)      (1,968)
   Contract maintenance charges                                          (9,515)        (890)      (798)      (233)     (12,575)
   Adjustments to net assets allocated to contracts in payout
     period                                                                 118           --         --         --           44
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets from contract transactions         (1,505,983)    (245,530)   (19,254)   (55,380)  (3,616,254)
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets                                    (1,907,865)    (338,196)   (40,926)   (70,906)  (5,505,391)
Net assets at beginning of period                                    10,649,159    2,181,936    400,477    281,058   32,413,454
                                                                    -----------   ----------   --------   --------  -----------
Net assets at end of period                                         $ 8,741,294   $1,843,740   $359,551   $210,152  $26,908,063
                                                                    ===========   ==========   ========   ========  ===========
Beginning units                                                         399,871       87,707     11,579      8,507    1,930,268
Units issued                                                              2,723          601        315         82       17,807
Units redeemed                                                          (58,710)     (10,108)      (879)    (1,830)    (232,218)
                                                                    -----------   ----------   --------   --------  -----------
Ending units                                                            343,884       78,200     11,015      6,759    1,715,857
                                                                    ===========   ==========   ========   ========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                        $   127,054   $   21,397   $  6,821   $  3,982  $   672,971
   Mortality and expense risk and administrative charges               (148,787)     (32,701)    (5,585)    (4,213)    (492,748)
                                                                    -----------   ----------   --------   --------  -----------
   Net investment income (loss)                                         (21,733)     (11,304)     1,236       (231)     180,223
   Net realized gain (loss)                                             214,666       28,188     23,687      4,857      171,647
   Capital gain distribution from mutual funds                               --           --     37,330     26,050      740,788
   Change in unrealized appreciation (depreciation) of
     investments                                                      1,591,666      333,704    (33,596)   (11,552)   2,970,226
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets from operations                     1,784,599      350,588     28,657     19,124    4,062,884
                                                                    -----------   ----------   --------   --------  -----------
From contract transactions:
   Payments received from contract owners                                 1,284           --         --         --      167,353
   Payments for contract benefits or terminations                      (914,794)    (118,884)   (32,601)    (6,202)  (3,952,846)
   Transfers between sub-accounts (including fixed account), net        (70,537)       8,401    (16,166)    17,778      (31,734)
   Contract maintenance charges                                         (10,562)        (951)      (804)      (302)     (14,579)
   Adjustments to net assets allocated to contracts in payout
     period                                                                 103           --         --         --           41
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets from contract transactions           (994,506)    (111,434)   (49,571)    11,274   (3,831,765)
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets                                       790,093      239,154    (20,914)    30,398      231,119
Net assets at beginning of period                                     9,859,066    1,942,782    421,391    250,660   32,182,335
                                                                    -----------   ----------   --------   --------  -----------
Net assets at end of period                                         $10,649,159   $2,181,936   $400,477   $281,058  $32,413,454
                                                                    ===========   ==========   ========   ========  ===========
Beginning units                                                         440,632       92,625     13,147      8,136    2,170,674
Units issued                                                              1,914          867        437        576       14,486
Units redeemed                                                          (42,675)      (5,785)    (2,005)      (205)    (254,892)
                                                                    -----------   ----------   --------   --------  -----------
Ending units                                                            399,871       87,707     11,579      8,507    1,930,268
                                                                    ===========   ==========   ========   ========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                               PVC SAM      PVC SAM      PVC SAM      PVC SAM
                                                                  PVC SAM    Conservative Conservative Conservative Conservative
                                                                 Balanced      Balanced     Balanced      Growth       Growth
                                                                 Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                                  Class 2      Class 1      Class 2      Class 1      Class 2
                                                                -----------  ------------ ------------ ------------ ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   785,759   $   99,511   $  104,795  $   422,299  $   388,459
   Mortality and expense risk and administrative charges           (438,924)     (47,754)     (51,985)    (246,651)    (255,779)
                                                                -----------   ----------   ----------  -----------  -----------
   Net investment income (loss)                                     346,835       51,757       52,810      175,648      132,680
   Net realized gain (loss)                                         (69,091)      87,322       24,782      787,990      395,196
   Capital gain distribution from mutual funds                    1,336,011      111,263      125,440      740,484      741,653
   Change in unrealized appreciation (depreciation) of
     investments                                                 (3,399,799)    (395,068)    (373,284)  (2,831,993)  (2,495,987)
                                                                -----------   ----------   ----------  -----------  -----------
Increase (decrease) in net assets from operations                (1,786,044)    (144,726)    (170,252)  (1,127,871)  (1,226,458)
                                                                -----------   ----------   ----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                             5,950           25           --        2,275      169,071
   Payments for contract benefits or terminations                (1,995,823)    (221,965)    (230,168)  (1,491,840)  (2,280,883)
   Transfers between sub-accounts (including fixed
     account), net                                                 (388,352)     (27,357)     (69,747)  (1,838,982)      20,355
   Contract maintenance charges                                     (40,434)        (928)      (1,674)      (9,021)     (34,048)
   Adjustments to net assets allocated to contracts in payout
     period                                                              (9)        (109)        (489)           1        1,592
                                                                -----------   ----------   ----------  -----------  -----------
Increase (decrease) in net assets from contract transactions     (2,418,668)    (250,334)    (302,078)  (3,337,567)  (2,123,913)
                                                                -----------   ----------   ----------  -----------  -----------
Increase (decrease) in net assets                                (4,204,712)    (395,060)    (472,330)  (4,465,438)  (3,350,371)
Net assets at beginning of period                                28,573,506    3,135,209    3,476,585   17,121,727   16,899,421
                                                                -----------   ----------   ----------  -----------  -----------
Net assets at end of period                                     $24,368,794   $2,740,149   $3,004,255  $12,656,289  $13,549,050
                                                                ===========   ==========   ==========  ===========  ===========
Beginning units                                                   1,781,409      272,930      317,546      936,499      972,901
Units issued                                                         26,316      135,682       20,046        2,315       23,255
Units redeemed                                                     (178,852)    (157,521)     (48,044)    (188,279)    (145,038)
                                                                -----------   ----------   ----------  -----------  -----------
Ending units                                                      1,628,873      251,091      289,548      750,535      851,118
                                                                ===========   ==========   ==========  ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   568,069   $   86,954   $   87,071  $   264,080  $   221,229
   Mortality and expense risk and administrative charges           (463,508)     (46,200)     (56,753)    (263,404)    (268,636)
                                                                -----------   ----------   ----------  -----------  -----------
   Net investment income (loss)                                     104,561       40,754       30,318          676      (47,407)
   Net realized gain (loss)                                         216,520       22,205       23,802      472,352      311,658
   Capital gain distribution from mutual funds                      699,787       33,023       36,056      370,263      360,807
   Change in unrealized appreciation (depreciation) of
     investments                                                  2,564,012      195,347      226,303    1,965,270    2,073,225
                                                                -----------   ----------   ----------  -----------  -----------
Increase (decrease) in net assets from operations                 3,584,880      291,329      316,479    2,808,561    2,698,283
                                                                -----------   ----------   ----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                             4,400           33          (32)       1,883       58,133
   Payments for contract benefits or terminations                (4,091,723)    (189,300)    (477,421)  (1,921,534)  (2,209,844)
   Transfers between sub-accounts (including fixed
     account), net                                                  136,596       (3,831)     201,330     (250,453)    (151,925)
   Contract maintenance charges                                     (41,748)      (1,496)      (1,814)      (9,885)     (38,139)
   Adjustments to net assets allocated to contracts in payout
     period                                                               1          180           94            1           --
                                                                -----------   ----------   ----------  -----------  -----------
Increase (decrease) in net assets from contract transactions     (3,992,474)    (194,414)    (277,843)  (2,179,988)  (2,341,775)
                                                                -----------   ----------   ----------  -----------  -----------
Increase (decrease) in net assets                                  (407,594)      96,915       38,636      628,573      356,508
Net assets at beginning of period                                28,981,100    3,038,294    3,437,949   16,493,154   16,542,913
                                                                -----------   ----------   ----------  -----------  -----------
Net assets at end of period                                     $28,573,506   $3,135,209   $3,476,585  $17,121,727  $16,899,421
                                                                ===========   ==========   ==========  ===========  ===========
Beginning units                                                   2,043,509      290,260      334,936    1,063,647    1,119,781
Units issued                                                         54,058          105       19,861        3,793       14,041
Units redeemed                                                     (316,158)     (17,435)     (37,251)    (130,941)    (160,921)
                                                                -----------   ----------   ----------  -----------  -----------
Ending units                                                      1,781,409      272,930      317,546      936,499      972,901
                                                                ===========   ==========   ==========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  PVC SAM      PVC SAM      PVC SAM     PVC SAM    PVC Short-
                                                                 Flexible     Flexible     Strategic   Strategic      Term
                                                                  Income       Income       Growth      Growth       Income
                                                                 Portfolio    Portfolio    Portfolio   Portfolio    Account
                                                                  Class 1      Class 2      Class 1     Class 2     Class 1
                                                                -----------  -----------  ----------  -----------  ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   200,805  $   199,804  $   74,810  $   135,194  $   31,551
   Mortality and expense risk and administrative charges            (79,543)     (83,270)    (52,706)    (106,183)    (24,556)
                                                                -----------  -----------  ----------  -----------  ----------
   Net investment income (loss)                                     121,262      116,534      22,104       29,011       6,995
   Net realized gain (loss)                                          64,131       72,525     109,434      217,104      (1,328)
   Capital gain distribution from mutual funds                      122,478      128,288     166,908      332,889          --
   Change in unrealized appreciation (depreciation) of
     investments                                                   (487,559)    (510,569)   (619,734)  (1,205,655)    (15,378)
                                                                -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from operations                  (179,688)    (193,222)   (321,288)    (626,651)     (9,711)
                                                                -----------  -----------  ----------  -----------  ----------
From contract transactions:
   Payments received from contract owners                               960           --       1,645        2,775       3,395
   Payments for contract benefits or terminations                  (780,418)    (910,154)   (515,483)    (912,336)   (176,366)
   Transfers between sub-accounts (including fixed account),
     net                                                           (120,085)    (104,330)    (40,329)    (112,067)    229,778
   Contract maintenance charges                                      (2,951)      (1,954)     (1,333)     (12,813)       (758)
   Adjustments to net assets allocated to contracts in payout
     period                                                             344           (6)         --           --          58
                                                                -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from contract transactions       (902,150)  (1,016,444)   (555,500)  (1,034,441)     56,107
                                                                -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets                                (1,081,838)  (1,209,666)   (876,788)  (1,661,092)     46,396
Net assets at beginning of period                                 5,757,746    5,957,226   3,831,504    7,050,266   1,601,410
                                                                -----------  -----------  ----------  -----------  ----------
Net assets at end of period                                     $ 4,675,908  $ 4,747,560  $2,954,716  $ 5,389,174  $1,647,806
                                                                ===========  ===========  ==========  ===========  ==========
Beginning units                                                     455,926      493,134     186,940      364,554     210,478
Units issued                                                          1,211        1,182      29,865        2,593      32,078
Units redeemed                                                      (72,728)     (86,351)    (56,766)     (55,957)    (23,614)
                                                                -----------  -----------  ----------  -----------  ----------
Ending units                                                        384,409      407,965     160,039      311,190     218,942
                                                                ===========  ===========  ==========  ===========  ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   197,363  $   184,793  $   58,829  $    82,579  $   25,374
   Mortality and expense risk and administrative charges            (90,014)     (95,103)    (59,977)    (111,247)    (21,392)
                                                                -----------  -----------  ----------  -----------  ----------
   Net investment income (loss)                                     107,349       89,690      (1,148)     (28,668)      3,982
   Net realized gain (loss)                                          52,972       74,748      30,009      176,629      (2,247)
   Capital gain distribution from mutual funds                       42,666       43,079     113,387      186,047          --
   Change in unrealized appreciation (depreciation) of
     investments                                                    188,094      173,494     613,429      919,741       8,022
                                                                -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from operations                   391,081      381,011     755,677    1,253,749       9,757
                                                                -----------  -----------  ----------  -----------  ----------
From contract transactions:
   Payments received from contract owners                               960           --         753        3,397     367,484
   Payments for contract benefits or terminations                  (673,647)    (981,320)   (802,765)    (718,266)   (112,143)
   Transfers between sub-accounts (including fixed account),
     net                                                              5,351       55,573     148,892      (35,958)    (19,900)
   Contract maintenance charges                                      (3,269)      (2,265)     (1,459)     (16,339)       (914)
   Adjustments to net assets allocated to contracts in payout
     period                                                             324            2           1           --          58
                                                                -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from contract transactions       (670,281)    (928,010)   (654,578)    (767,166)    234,585
                                                                -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets                                  (279,200)    (546,999)    101,099      486,583     244,342
Net assets at beginning of period                                 6,036,946    6,504,225   3,730,405    6,563,683   1,357,068
                                                                -----------  -----------  ----------  -----------  ----------
Net assets at end of period                                     $ 5,757,746  $ 5,957,226  $3,831,504  $ 7,050,266  $1,601,410
                                                                ===========  ===========  ==========  ===========  ==========
Beginning units                                                     509,471      573,433     219,047      407,450     177,800
Units issued                                                          1,265       12,961      64,498        9,955      50,059
Units redeemed                                                      (54,810)     (93,260)    (96,605)     (52,851)    (17,381)
                                                                -----------  -----------  ----------  -----------  ----------
Ending units                                                        455,926      493,134     186,940      364,554     210,478
                                                                ===========  ===========  ==========  ===========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                     SST SA       SST SA
                                                                PVC Short-     PVC        PVC      Allocation   Allocation
                                                                Term Income  SmallCap   SmallCap    Balanced      Growth
                                                                  Account    Account    Account    Portfolio    Portfolio
                                                                  Class 2    Class 1    Class 2     Class 3      Class 1
                                                                ----------- ---------  ---------  ------------  ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                     $  11,479  $   1,809  $     320  $  5,646,727   $  5,432
   Mortality and expense risk and administrative charges           (10,321)   (10,623)    (6,371)   (1,866,553)      (452)
                                                                 ---------  ---------  ---------  ------------   --------
   Net investment income (loss)                                      1,158     (8,814)    (6,051)    3,780,174      4,980
   Net realized gain (loss)                                         (3,156)    46,178     23,000    (1,291,558)       (53)
   Capital gain distribution from mutual funds                          --     37,661     23,591    10,929,470     10,477
   Change in unrealized appreciation (depreciation) of
     investments                                                    (2,028)  (123,617)   (71,224)  (20,239,113)   (30,014)
                                                                 ---------  ---------  ---------  ------------   --------
Increase (decrease) in net assets from operations                   (4,026)   (48,592)   (30,684)   (6,821,027)   (14,610)
                                                                 ---------  ---------  ---------  ------------   --------
From contract transactions:
   Payments received from contract owners                               --         25         --    13,273,489     92,250
   Payments for contract benefits or terminations                 (228,915)  (135,987)   (63,164)  (17,854,774)        --
   Transfers between sub-accounts (including fixed account),
     net                                                            27,952    (93,002)   (27,248)   (3,476,778)    59,989
   Contract maintenance charges                                       (862)      (525)      (164)     (932,749)      (973)
   Adjustments to net assets allocated to contracts in payout
     period                                                          1,109         22         --            --         --
                                                                 ---------  ---------  ---------  ------------   --------
Increase (decrease) in net assets from contract transactions      (200,716)  (229,467)   (90,576)   (8,990,812)   151,266
                                                                 ---------  ---------  ---------  ------------   --------
Increase (decrease) in net assets                                 (204,742)  (278,059)  (121,260)  (15,811,839)   136,656
Net assets at beginning of period                                  776,345    746,306    407,370   133,341,324         --
                                                                 ---------  ---------  ---------  ------------   --------
Net assets at end of period                                      $ 571,603  $ 468,247  $ 286,110  $117,529,485   $136,656
                                                                 =========  =========  =========  ============   ========
Beginning units                                                    106,210     53,912     30,689     8,614,951         --
Units issued                                                        26,084        634      2,116     1,322,317     13,027
Units redeemed                                                     (54,205)   (16,348)    (8,239)   (1,921,564)      (127)
                                                                 ---------  ---------  ---------  ------------   --------
Ending units                                                        78,089     38,198     24,566     8,015,704     12,900
                                                                 =========  =========  =========  ============   ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $  16,052  $   2,708  $     574  $  2,084,852   $     --
   Mortality and expense risk and administrative charges           (14,954)   (11,438)    (6,229)   (1,937,195)        --
                                                                 ---------  ---------  ---------  ------------   --------
   Net investment income (loss)                                      1,098     (8,730)    (5,655)      147,657         --
   Net realized gain (loss)                                          1,108      3,739      1,503      (854,823)        --
   Capital gain distribution from mutual funds                          --         --         --     4,323,554         --
   Change in unrealized appreciation (depreciation) of
     investments                                                      (145)    81,225     44,169     7,535,457         --
                                                                 ---------  ---------  ---------  ------------   --------
Increase (decrease) in net assets from operations                    2,061     76,234     40,017    11,151,845         --
                                                                 ---------  ---------  ---------  ------------   --------
From contract transactions:
   Payments received from contract owners                               --         33         --     5,180,675         --
   Payments for contract benefits or terminations                 (192,890)   (19,867)   (26,942)  (13,907,435)        --
   Transfers between sub-accounts (including fixed account),
     net                                                             2,347    (26,235)     7,883     2,614,802         --
   Contract maintenance charges                                     (1,300)      (540)      (234)     (860,714)        --
   Adjustments to net assets allocated to contracts in payout
     period                                                            895         20         --            --         --
                                                                 ---------  ---------  ---------  ------------   --------
Increase (decrease) in net assets from contract transactions      (190,948)   (46,589)   (19,293)   (6,972,672)        --
                                                                 ---------  ---------  ---------  ------------   --------
Increase (decrease) in net assets                                 (188,887)    29,645     20,724     4,179,173         --
Net assets at beginning of period                                  965,232    716,661    386,646   129,162,151         --
                                                                 ---------  ---------  ---------  ------------   --------
Net assets at end of period                                      $ 776,345  $ 746,306  $ 407,370  $133,341,324   $     --
                                                                 =========  =========  =========  ============   ========
Beginning units                                                    132,546     57,427     32,325     9,119,217         --
Units issued                                                           475        300        675     1,911,616         --
Units redeemed                                                     (26,811)    (3,815)    (2,311)   (2,415,882)        --
                                                                 ---------  ---------  ---------  ------------   --------
Ending units                                                       106,210     53,912     30,689     8,614,951         --
                                                                 =========  =========  =========  ============   ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                SST SA      SST SA
                                                                   SST SA     Allocation  Allocation     SST SA      SST SA
                                                                 Allocation    Moderate    Moderate    Allocation  Allocation
                                                                   Growth       Growth      Growth      Moderate    Moderate
                                                                 Portfolio    Portfolio   Portfolio    Portfolio   Portfolio
                                                                  Class 3      Class 1     Class 3      Class 1     Class 3
                                                                ------------  ---------- ------------  ---------- ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $  3,145,597   $  1,417  $  8,477,607   $     --  $  7,631,800
   Mortality and expense risk and administrative charges          (1,044,012)      (159)   (3,106,525)        (5)   (2,714,481)
                                                                ------------   --------  ------------   --------  ------------
   Net investment income (loss)                                    2,101,585      1,258     5,371,082         (5)    4,917,319
   Net realized gain (loss)                                        1,307,568        404     2,937,530        470     2,196,748
   Capital gain distribution from mutual funds                     6,692,446      3,541    23,528,442         --    18,156,257
   Change in unrealized appreciation (depreciation) of
     investments                                                 (18,200,181)    (6,568)  (46,507,335)       (16)  (36,696,658)
                                                                ------------   --------  ------------   --------  ------------
Increase (decrease) in net assets from operations                 (8,098,582)    (1,365)  (14,670,281)       449   (11,426,334)
                                                                ------------   --------  ------------   --------  ------------
From contract transactions:
   Payments received from contract owners                         39,574,191    (15,797)   15,231,220    (20,000)   14,048,065
   Payments for contract benefits or terminations                 (4,695,301)        --   (28,183,453)        --   (19,690,047)
   Transfers between sub-accounts (including fixed account),
     net                                                           4,810,899      9,265       754,354       (422)   (3,004,955)
   Contract maintenance charges                                     (617,422)      (384)   (1,702,470)        --    (1,438,337)
   Adjustments to net assets allocated to contracts in payout
     period                                                               --         --           792         --         2,015
                                                                ------------   --------  ------------   --------  ------------
Increase (decrease) in net assets from contract transactions      39,072,367     (6,916)  (13,899,557)   (20,422)  (10,083,259)
                                                                ------------   --------  ------------   --------  ------------
Increase (decrease) in net assets                                 30,973,785     (8,281)  (28,569,838)   (19,973)  (21,509,593)
Net assets at beginning of period                                 57,261,512     35,910   213,552,544     19,973   188,107,096
                                                                ------------   --------  ------------   --------  ------------
Net assets at end of period                                     $ 88,235,297   $ 27,629  $184,982,706   $     --  $166,597,503
                                                                ============   ========  ============   ========  ============
Beginning units                                                    3,325,400      3,197    13,289,970      1,802    11,808,264
Units issued                                                       2,781,086      3,186     1,501,646          4     1,130,237
Units redeemed                                                      (537,577)    (3,759)   (2,381,310)    (1,806)   (1,791,871)
                                                                ------------   --------  ------------   --------  ------------
Ending units                                                       5,568,909      2,624    12,410,306         --    11,146,630
                                                                ============   ========  ============   ========  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $    528,565   $     91  $  2,937,506   $     --  $  2,674,718
   Mortality and expense risk and administrative charges            (585,235)        (7)   (3,028,091)        (2)   (2,696,528)
                                                                ------------   --------  ------------   --------  ------------
   Net investment income (loss)                                      (56,670)        84       (90,585)        (2)      (21,810)
   Net realized gain (loss)                                          655,333         --     1,831,306         --     1,587,836
   Capital gain distribution from mutual funds                     1,231,320        191     6,737,330         --     3,983,161
   Change in unrealized appreciation (depreciation) of
     investments                                                   4,029,145       (185)   16,842,172         16    14,223,734
                                                                ------------   --------  ------------   --------  ------------
Increase (decrease) in net assets from operations                  5,859,128         90    25,320,223         14    19,772,921
                                                                ------------   --------  ------------   --------  ------------
From contract transactions:
   Payments received from contract owners                         23,640,084     35,796    12,673,790     19,999     9,314,652
   Payments for contract benefits or terminations                 (2,425,021)        --   (14,651,721)        --   (15,826,863)
   Transfers between sub-accounts (including fixed account),
     net                                                           3,145,716         24     3,862,378        (40)      102,255
   Contract maintenance charges                                     (212,072)        --    (1,455,681)        --    (1,266,646)
   Adjustments to net assets allocated to contracts in payout
     period                                                               --         --            --         --        (1,880)
                                                                ------------   --------  ------------   --------  ------------
Increase (decrease) in net assets from contract transactions      24,148,707     35,820       428,766     19,959    (7,678,482)
                                                                ------------   --------  ------------   --------  ------------
Increase (decrease) in net assets                                 30,007,835     35,910    25,748,989     19,973    12,094,439
Net assets at beginning of period                                 27,253,677         --   187,803,555         --   176,012,657
                                                                ------------   --------  ------------   --------  ------------
Net assets at end of period                                     $ 57,261,512   $ 35,910  $213,552,544   $ 19,973  $188,107,096
                                                                ============   ========  ============   ========  ============
Beginning units                                                    1,856,917         --    13,266,860         --    12,342,311
Units issued                                                       1,733,265      3,198     1,748,960      1,806     1,458,317
Units redeemed                                                      (264,782)        (1)   (1,725,850)        (4)   (1,992,364)
                                                                ------------   --------  ------------   --------  ------------
Ending units                                                       3,325,400      3,197    13,289,970      1,802    11,808,264
                                                                ============   ========  ============   ========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                SST SA     SST SA   SST SA Multi- SST SA Multi- SST SA Multi-
                                                               Columbia   Columbia     Managed       Managed       Managed
                                                                Focused    Focused   Diversified  International   Large Cap
                                                                Growth      Value   Fixed Income     Equity        Growth
                                                               Portfolio  Portfolio   Portfolio     Portfolio     Portfolio
                                                                Class 3    Class 3     Class 3       Class 3       Class 3
                                                               ---------  --------- ------------- ------------- -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                   $      --  $  4,359    $  4,315      $ 10,254      $    567
   Mortality and expense risk and administrative charges          (2,089)   (1,449)     (3,142)       (4,747)       (2,053)
                                                               ---------  --------    --------      --------      --------
   Net investment income (loss)                                   (2,089)    2,910       1,173         5,507        (1,486)
   Net realized gain (loss)                                      (69,518)      313      (3,810)        3,766         7,198
   Capital gain distribution from mutual funds                    96,741    12,590         530            --        23,814
   Change in unrealized appreciation (depreciation) of
     investments                                                  (8,441)  (33,070)     (5,869)      (76,639)      (36,022)
                                                               ---------  --------    --------      --------      --------
Increase (decrease) in net assets from operations                 16,693   (17,257)     (7,976)      (67,366)       (6,496)
                                                               ---------  --------    --------      --------      --------
From contract transactions:
   Payments received from contract owners                         40,964    49,756      10,085        77,024        36,215
   Payments for contract benefits or terminations                   (596)   (1,269)     (3,416)       (6,051)       (6,551)
   Transfers between sub-accounts (including fixed account),
     net                                                        (236,929)    5,594     (82,265)       (2,731)      (33,912)
   Contract maintenance charges                                      (16)      (27)         (7)          (10)          (65)
                                                               ---------  --------    --------      --------      --------
Increase (decrease) in net assets from contract transactions    (196,577)   54,054     (75,603)       68,232        (4,313)
                                                               ---------  --------    --------      --------      --------
Increase (decrease) in net assets                               (179,884)   36,797     (83,579)          866       (10,809)
Net assets at beginning of period                                179,884    83,448     254,806       378,935       147,016
                                                               ---------  --------    --------      --------      --------
Net assets at end of period                                    $      --  $120,245    $171,227      $379,801      $136,207
                                                               =========  ========    ========      ========      ========
Beginning units                                                   14,626     6,117      24,999        33,506        11,138
Units issued                                                       4,126     4,044       1,254         9,558         6,649
Units redeemed                                                   (18,752)     (102)     (9,125)       (3,279)       (7,370)
                                                               ---------  --------    --------      --------      --------
Ending units                                                          --    10,059      17,128        39,785        10,417
                                                               =========  ========    ========      ========      ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                   $      --  $  1,037    $  4,853      $  6,876      $    335
   Mortality and expense risk and administrative charges          (1,066)     (840)     (1,904)       (3,640)       (1,499)
                                                               ---------  --------    --------      --------      --------
   Net investment income (loss)                                   (1,066)      197       2,949         3,236        (1,164)
   Net realized gain (loss)                                         (334)      122         (95)        1,955         1,898
   Capital gain distribution from mutual funds                        --     2,206         509            --         7,723
   Change in unrealized appreciation (depreciation) of
     investments                                                  20,544    10,580        (258)       61,092        15,811
                                                               ---------  --------    --------      --------      --------
Increase (decrease) in net assets from operations                 19,144    13,105       3,105        66,283        24,268
                                                               ---------  --------    --------      --------      --------
From contract transactions:
   Payments received from contract owners                          4,466     5,388     125,212        46,086        24,530
   Payments for contract benefits or terminations                   (681)     (914)         --            --       (12,338)
   Transfers between sub-accounts (including fixed account),
     net                                                         113,294     8,187       9,243        36,859        30,216
   Contract maintenance charges                                      (15)      (35)         (7)          (15)          (27)
                                                               ---------  --------    --------      --------      --------
Increase (decrease) in net assets from contract transactions     117,064    12,626     134,448        82,930        42,381
                                                               ---------  --------    --------      --------      --------
Increase (decrease) in net assets                                136,208    25,731     137,553       149,213        66,649
Net assets at beginning of period                                 43,676    57,717     117,253       229,722        80,367
                                                               ---------  --------    --------      --------      --------
Net assets at end of period                                    $ 179,884  $ 83,448    $254,806      $378,935      $147,016
                                                               =========  ========    ========      ========      ========
Beginning units                                                    4,724     5,080      11,676        25,297         7,720
Units issued                                                      10,152     1,140      16,229        10,328         5,169
Units redeemed                                                      (250)     (103)     (2,906)       (2,119)       (1,751)
                                                               ---------  --------    --------      --------      --------
Ending units                                                      14,626     6,117      24,999        33,506        11,138
                                                               =========  ========    ========      ========      ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                         SST SA Multi-                                            SST SA Putnam
                                                            Managed    SST SA Multi- SST SA Multi- SST SA Multi- Asset Allocation
                                                           Large Cap    Managed Mid   Managed Mid     Managed      Diversified
                                                             Value      Cap Growth     Cap Value     Small Cap        Growth
                                                           Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                                            Class 3       Class 3       Class 3       Class 3        Class 1
                                                         ------------- ------------- ------------- ------------- ----------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                               $  3,809      $     --      $  2,137      $     --        $  4,644
   Mortality and expense risk and administrative
     charges                                                 (2,286)       (4,619)       (3,839)       (2,384)         (1,054)
                                                           --------      --------      --------      --------        --------
   Net investment income (loss)                               1,523        (4,619)       (1,702)       (2,384)          3,590
   Net realized gain (loss)                                      (5)        3,689          (779)        2,930            (546)
   Capital gain distribution from mutual funds               26,225        48,625        21,895        18,772           8,402
   Change in unrealized appreciation (depreciation) of
     investments                                            (52,722)      (67,284)      (61,599)      (56,975)        (36,177)
                                                           --------      --------      --------      --------        --------
Increase (decrease) in net assets from operations           (24,979)      (19,589)      (42,185)      (37,657)        (24,731)
                                                           --------      --------      --------      --------        --------
From contract transactions:
   Payments received from contract owners                     5,042        14,867        18,390         5,042         206,000
   Payments for contract benefits or terminations            (8,210)      (10,971)       (8,784)      (22,553)           (353)
   Transfers between sub-accounts (including fixed
     account), net                                           74,070        (3,452)       (8,624)      104,932          35,531
   Contract maintenance charges                                 (24)          (33)          (34)           (9)         (2,740)
                                                           --------      --------      --------      --------        --------
Increase (decrease) in net assets from contract
  transactions                                               70,878           411           948        87,412         238,438
                                                           --------      --------      --------      --------        --------
Increase (decrease) in net assets                            45,899       (19,178)      (41,237)       49,755         213,707
Net assets at beginning of period                           158,154       385,834       331,327       172,473              --
                                                           --------      --------      --------      --------        --------
Net assets at end of period                                $204,053      $366,656      $290,090      $222,228        $213,707
                                                           ========      ========      ========      ========        ========
Beginning units                                              13,111        29,424        27,143        13,747              --
Units issued                                                  6,752         4,134         2,180         8,295          24,436
Units redeemed                                                 (782)       (4,083)       (2,083)       (1,940)         (4,230)
                                                           --------      --------      --------      --------        --------
Ending units                                                 19,081        29,475        27,240        20,102          20,206
                                                           ========      ========      ========      ========        ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                               $  2,870      $     --      $  3,234      $    232        $     --
   Mortality and expense risk and administrative
     charges                                                 (1,773)       (4,109)       (3,490)       (2,087)             --
                                                           --------      --------      --------      --------        --------
   Net investment income (loss)                               1,097        (4,109)         (256)       (1,855)             --
   Net realized gain (loss)                                     676         1,048         1,657         2,563              --
   Capital gain distribution from mutual funds               11,613        34,324        38,635        14,538              --
   Change in unrealized appreciation (depreciation) of
     investments                                              3,041        44,295        (7,710)       (2,121)             --
                                                           --------      --------      --------      --------        --------
Increase (decrease) in net assets from operations            16,427        75,558        32,326        13,125              --
                                                           --------      --------      --------      --------        --------
From contract transactions:
   Payments received from contract owners                    16,720        16,556        13,829         3,358              --
   Payments for contract benefits or terminations            (3,857)      (13,114)       (6,202)      (18,371)             --
   Transfers between sub-accounts (including fixed
     account), net                                           11,653         4,508       (16,363)       33,643              --
   Contract maintenance charges                                 (12)          (29)          (19)          (12)             --
                                                           --------      --------      --------      --------        --------
Increase (decrease) in net assets from contract
  transactions                                               24,504         7,921        (8,755)       18,618              --
                                                           --------      --------      --------      --------        --------
Increase (decrease) in net assets                            40,931        83,479        23,571        31,743              --
Net assets at beginning of period                           117,223       302,355       307,756       140,730              --
                                                           --------      --------      --------      --------        --------
Net assets at end of period                                $158,154      $385,834      $331,327      $172,473        $     --
                                                           ========      ========      ========      ========        ========
Beginning units                                              10,958        28,632        28,179        14,191              --
Units issued                                                  3,075         2,894         4,403         5,115              --
Units redeemed                                                 (922)       (2,102)       (5,439)       (5,559)             --
                                                           --------      --------      --------      --------        --------
Ending units                                                 13,111        29,424        27,143        13,747              --
                                                           ========      ========      ========      ========        ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SST SA
                                                              Putnam Asset SST SA T.
                                                               Allocation  Rowe Price    SST SA
                                                              Diversified    Growth    Wellington    SAST SA AB    SAST SA AB
                                                                 Growth      Stock     Real Return     Growth        Growth
                                                               Portfolio   Portfolio    Portfolio    Portfolio     Portfolio
                                                                Class 3     Class 3      Class 3      Class 1       Class 2
                                                              ------------ ---------- ------------  ------------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $   851,321  $      --  $  9,434,998  $      7,474  $        --
   Mortality and expense risk and administrative charges         (498,214)    (4,137)   (4,313,548)   (3,132,260)    (384,047)
                                                              -----------  ---------  ------------  ------------  -----------
   Net investment income (loss)                                   353,107     (4,137)    5,121,450    (3,124,786)    (384,047)
   Net realized gain (loss)                                        55,172      2,986    (3,689,051)   13,546,818    2,664,302
   Capital gain distribution from mutual funds                  1,758,953    100,101            --    22,135,309    2,434,959
   Change in unrealized appreciation (depreciation) of
     investments                                               (7,045,605)  (114,357)   (6,411,927)  (37,745,323)  (5,966,554)
                                                              -----------  ---------  ------------  ------------  -----------
Increase (decrease) in net assets from operations              (4,878,373)   (15,407)   (4,979,528)   (5,187,982)  (1,251,340)
                                                              -----------  ---------  ------------  ------------  -----------
From contract transactions:
   Payments received from contract owners                      23,639,797     84,530     6,399,696       573,995       36,077
   Payments for contract benefits or terminations              (1,337,645)   (30,158)  (33,974,155)  (21,021,979)  (2,780,115)
   Transfers between sub-accounts (including fixed
     account), net                                              5,455,484     45,235    (9,769,896)  122,520,334   23,534,066
   Contract maintenance charges                                  (434,140)       (38)   (2,555,017)     (103,471)     (50,082)
   Adjustments to net assets allocated to contracts in
     payout period                                                     --         --           491        61,332        3,532
                                                              -----------  ---------  ------------  ------------  -----------
Increase (decrease) in net assets from contract transactions   27,323,496     99,569   (39,898,881)  102,030,211   20,743,478
                                                              -----------  ---------  ------------  ------------  -----------
Increase (decrease) in net assets                              22,445,123     84,162   (44,878,409)   96,842,229   19,492,138
Net assets at beginning of period                              24,488,106    275,162   304,273,375   178,356,404   19,887,731
                                                              -----------  ---------  ------------  ------------  -----------
Net assets at end of period                                   $46,933,229  $ 359,324  $259,394,966  $275,198,633  $39,379,869
                                                              ===========  =========  ============  ============  ===========
Beginning units                                                 2,015,324     18,852    26,817,930     2,256,069      257,411
Units issued                                                    2,599,098      8,861     2,849,707     1,526,003      306,097
Units redeemed                                                   (329,122)    (2,505)   (6,420,998)     (338,099)     (54,664)
                                                              -----------  ---------  ------------  ------------  -----------
Ending units                                                    4,285,300     25,208    23,246,639     3,443,973      508,844
                                                              ===========  =========  ============  ============  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $   298,209  $      --  $  6,530,234  $     61,304  $        --
   Mortality and expense risk and administrative charges         (110,989)    (2,865)   (4,500,613)   (2,569,195)    (291,324)
                                                              -----------  ---------  ------------  ------------  -----------
   Net investment income (loss)                                   187,220     (2,865)    2,029,621    (2,507,891)    (291,324)
   Net realized gain (loss)                                        60,594     (3,947)   (1,300,361)    9,129,978    1,825,786
   Capital gain distribution from mutual funds                  1,568,322     32,966            --    11,780,545    1,313,163
   Change in unrealized appreciation (depreciation) of
     investments                                                 (325,497)    37,895       569,668    25,467,008    2,017,535
                                                              -----------  ---------  ------------  ------------  -----------
Increase (decrease) in net assets from operations               1,490,639     64,049     1,298,928    43,869,640    4,865,160
                                                              -----------  ---------  ------------  ------------  -----------
From contract transactions:
   Payments received from contract owners                      20,840,295     43,592     7,357,090       403,905       40,487
   Payments for contract benefits or terminations                (764,294)        --   (29,615,533)  (15,944,412)  (2,143,793)
   Transfers between sub-accounts (including fixed
     account), net                                              2,635,142    (82,425)   28,484,787    (3,596,529)    (349,985)
   Contract maintenance charges                                   (76,880)       (21)   (2,457,923)      (98,618)     (40,107)
   Adjustments to net assets allocated to contracts in
     payout period                                                     --         --         1,381        (2,440)        (462)
                                                              -----------  ---------  ------------  ------------  -----------
Increase (decrease) in net assets from contract transactions   22,634,263    (38,854)    3,769,802   (19,238,094)  (2,493,860)
                                                              -----------  ---------  ------------  ------------  -----------
Increase (decrease) in net assets                              24,124,902     25,195     5,068,730    24,631,546    2,371,300
Net assets at beginning of period                                 363,204    249,967   299,204,645   153,724,858   17,516,431
                                                              -----------  ---------  ------------  ------------  -----------
Net assets at end of period                                   $24,488,106  $ 275,162  $304,273,375  $178,356,404  $19,887,731
                                                              ===========  =========  ============  ============  ===========
Beginning units                                                    35,541     21,527    26,513,148     2,525,631      294,065
Units issued                                                    2,127,878      3,776     4,902,146        27,064        9,333
Units redeemed                                                   (148,095)    (6,451)   (4,597,364)     (296,626)     (45,987)
                                                              -----------  ---------  ------------  ------------  -----------
Ending units                                                    2,015,324     18,852    26,817,930     2,256,069      257,411
                                                              ===========  =========  ============  ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                    SAST SA
                                                                                                    American     SAST SA
                                                                       SAST SA AB    SAST SA AB      Funds      American
                                                          SAST SA AB   Small & Mid   Small & Mid     Asset     Funds Asset
                                                            Growth      Cap Value     Cap Value    Allocation  Allocation
                                                          Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                           Class 3       Class 2       Class 3      Class 1      Class 3
                                                         ------------  -----------  -------------  ---------- -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                             $         --  $    62,330  $   1,186,338   $ 21,327  $  19,018,425
   Mortality and expense risk and administrative
     charges                                               (2,381,150)    (205,607)    (6,012,514)    (2,693)    (8,838,106)
                                                         ------------  -----------  -------------   --------  -------------
   Net investment income (loss)                            (2,381,150)    (143,277)    (4,826,176)    18,634     10,180,319
   Net realized gain (loss)                                11,826,188      228,749      3,423,711     (1,892)     8,530,684
   Capital gain distribution from mutual funds             13,387,500    2,720,643     82,266,947     38,243     40,654,730
   Change in unrealized appreciation (depreciation) of
     investments                                          (36,001,837)  (4,799,457)  (141,545,442)   (98,494)  (107,908,367)
                                                         ------------  -----------  -------------   --------  -------------
Increase (decrease) in net assets from operations         (13,169,299)  (1,993,342)   (60,680,960)   (43,509)   (48,542,634)
                                                         ------------  -----------  -------------   --------  -------------
From contract transactions:
   Payments received from contract owners                   5,186,858       13,366      3,685,367    434,141    308,233,266
   Payments for contract benefits or terminations         (20,292,539)  (1,964,518)   (50,773,622)   (71,540)   (56,608,016)
   Transfers between sub-accounts (including fixed
     account), net                                        228,189,315     (101,221)    16,347,477    315,861     13,707,816
   Contract maintenance charges                              (613,358)     (32,107)    (2,441,549)    (6,985)    (5,479,731)
   Adjustments to net assets allocated to contracts in
     payout period                                             19,162        1,054             81         --          4,327
                                                         ------------  -----------  -------------   --------  -------------
Increase (decrease) in net assets from contract
  transactions                                            212,489,438   (2,083,426)   (33,182,246)   671,477    259,857,662
                                                         ------------  -----------  -------------   --------  -------------
Increase (decrease) in net assets                         199,320,139   (4,076,768)   (93,863,206)   627,968    211,315,028
Net assets at beginning of period                         107,720,106   14,272,200    417,732,726     82,743    509,770,442
                                                         ------------  -----------  -------------   --------  -------------
Net assets at end of period                              $307,040,245  $10,195,432  $ 323,869,520   $710,711  $ 721,085,470
                                                         ============  ===========  =============   ========  =============
Beginning units                                             2,291,734      361,455     14,140,741      7,360     28,637,415
Units issued                                                5,130,802       13,552      1,639,435     71,973     19,461,097
Units redeemed                                               (804,396)     (65,457)    (2,538,273)   (12,696)    (5,197,752)
                                                         ------------  -----------  -------------   --------  -------------
Ending units                                                6,618,140      309,550     13,241,903     66,637     42,900,760
                                                         ============  ===========  =============   ========  =============
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $         --  $    30,914  $     569,067   $     --  $   3,218,472
   Mortality and expense risk and administrative
     charges                                               (1,648,044)    (219,042)    (6,369,349)       (20)    (5,325,100)
                                                         ------------  -----------  -------------   --------  -------------
   Net investment income (loss)                            (1,648,044)    (188,128)    (5,800,282)       (20)    (2,106,628)
   Net realized gain (loss)                                 9,315,310      564,203     13,367,243          1      6,649,830
   Capital gain distribution from mutual funds              7,426,436    1,268,092     38,325,120         --      7,179,308
   Change in unrealized appreciation (depreciation) of
     investments                                           12,196,462     (186,475)    (2,552,273)       473     34,439,447
                                                         ------------  -----------  -------------   --------  -------------
Increase (decrease) in net assets from operations          27,290,164    1,457,692     43,339,808        454     46,161,957
                                                         ------------  -----------  -------------   --------  -------------
From contract transactions:
   Payments received from contract owners                   2,340,162       65,466      4,312,368     23,800    201,264,475
   Payments for contract benefits or terminations         (14,189,377)  (1,789,709)   (46,734,843)        --    (35,230,115)
   Transfers between sub-accounts (including fixed
     account), net                                         (5,488,585)     (33,961)    21,516,460     58,489     40,622,994
   Contract maintenance charges                              (365,755)     (34,783)    (2,509,990)        --     (2,152,083)
   Adjustments to net assets allocated to contracts in
     payout period                                             (4,254)         857          2,972         --           (532)
                                                         ------------  -----------  -------------   --------  -------------
Increase (decrease) in net assets from contract
  transactions                                            (17,707,809)  (1,792,130)   (23,413,033)    82,289    204,504,739
                                                         ------------  -----------  -------------   --------  -------------
Increase (decrease) in net assets                           9,582,355     (334,438)    19,926,775     82,743    250,666,696
Net assets at beginning of period                          98,137,751   14,606,638    397,805,951         --    259,103,746
                                                         ------------  -----------  -------------   --------  -------------
Net assets at end of period                              $107,720,106  $14,272,200  $ 417,732,726   $ 82,743  $ 509,770,442
                                                         ============  ===========  =============   ========  =============
Beginning units                                             2,620,315      411,577     15,477,739         --     16,750,562
Units issued                                                  271,468       19,182      1,479,060      7,363     15,266,249
Units redeemed                                               (600,049)     (69,304)    (2,816,058)        (3)    (3,379,396)
                                                         ------------  -----------  -------------   --------  -------------
Ending units                                                2,291,734      361,455     14,140,741      7,360     28,637,415
                                                         ============  ===========  =============   ========  =============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                        SAST SA                               SAST SA
                                       American      SAST SA                 American     SAST SA
                                         Funds      American     SAST SA       Funds     American
                                        Global        Funds   American Funds  Growth-  Funds Growth-
                                        Growth       Growth       Growth      Income      Income
                                       Portfolio    Portfolio   Portfolio    Portfolio   Portfolio
                                        Class 3      Class 1     Class 3      Class 1     Class 3
                                     -------------  --------- -------------- --------- -------------
For the Year Ended December 31,
  2018
From operations:
   Dividends                         $   4,246,249  $  3,154  $   2,873,751  $  6,993  $  6,519,182
   Mortality and expense risk and
     administrative charges             (5,894,449)     (358)    (5,035,416)     (354)   (3,832,158)
                                     -------------  --------  -------------  --------  ------------
   Net investment income (loss)         (1,648,200)    2,796     (2,161,665)    6,639     2,687,024
   Net realized gain (loss)             13,147,954   (94,241)    13,537,101   (78,461)    9,990,187
   Capital gain distribution from
     mutual funds                       74,845,078    62,853     89,581,237    48,439    55,145,401
   Change in unrealized
     appreciation (depreciation)
     of investments                   (123,190,604)   (3,669)  (103,649,836)   (2,919)  (74,554,291)
                                     -------------  --------  -------------  --------  ------------
Increase (decrease) in net assets
  from operations                      (36,845,772)  (32,261)    (2,693,163)  (26,302)   (6,731,679)
                                     -------------  --------  -------------  --------  ------------
From contract transactions:
   Payments received from contract
     owners                              6,063,383    58,601     11,992,892    48,835    12,336,539
   Payments for contract benefits
     or terminations                   (51,171,741)       --    (43,159,920)       --   (32,886,832)
   Transfers between sub-accounts
     (including fixed account), net      4,149,635    30,445     (8,804,868)   24,704    (5,307,539)
   Contract maintenance charges         (2,752,720)       --     (1,589,448)       --    (1,232,967)
   Adjustments to net assets
     allocated to contracts in
     payout period                           1,536        --         (3,423)       --           438
                                     -------------  --------  -------------  --------  ------------
Increase (decrease) in net assets
  from contract transactions           (43,709,907)   89,046    (41,564,767)   73,539   (27,090,361)
                                     -------------  --------  -------------  --------  ------------
Increase (decrease) in net assets      (80,555,679)   56,785    (44,257,930)   47,237   (33,822,040)
Net assets at beginning of period      408,793,177        --    328,360,182        --   257,275,092
                                     -------------  --------  -------------  --------  ------------
Net assets at end of period          $ 328,237,498  $ 56,785  $ 284,102,252  $ 47,237  $223,453,052
                                     =============  ========  =============  ========  ============
Beginning units                         19,761,382        --     15,275,769        --    13,148,407
Units issued                             1,722,024    24,038      1,539,968    23,485     1,236,701
Units redeemed                          (3,713,873)  (18,033)    (3,325,747)  (18,509)   (2,566,778)
                                     -------------  --------  -------------  --------  ------------
Ending units                            17,769,533     6,005     13,489,990     4,976    11,818,330
                                     =============  ========  =============  ========  ============
For the Year Ended December 31,
  2017
From operations:
   Dividends                         $   3,660,332  $     --  $   1,424,727  $     --  $  3,898,204
   Mortality and expense risk and
     administrative charges             (6,183,752)       --     (4,974,462)       --    (3,825,424)
                                     -------------  --------  -------------  --------  ------------
   Net investment income (loss)         (2,523,420)       --     (3,549,735)       --        72,780
   Net realized gain (loss)             18,314,842        --     16,688,348        --    12,919,624
   Capital gain distribution from
     mutual funds                       38,949,320        --     35,030,588        --    30,097,910
   Change in unrealized
     appreciation (depreciation)
     of investments                     48,478,881        --     25,907,671        --     3,066,485
                                     -------------  --------  -------------  --------  ------------
Increase (decrease) in net assets
  from operations                      103,219,623        --     74,076,872        --    46,156,799
                                     -------------  --------  -------------  --------  ------------
From contract transactions:
   Payments received from contract
     owners                              7,075,603        --     12,182,477        --    11,180,612
   Payments for contract benefits
     or terminations                   (43,130,424)       --    (38,837,333)       --   (32,261,106)
   Transfers between sub-accounts
     (including fixed account), net    (38,720,963)       --    (19,656,982)       --    (4,750,526)
   Contract maintenance charges         (2,848,530)       --     (1,629,442)       --    (1,282,322)
   Adjustments to net assets
     allocated to contracts in
     payout period                          (1,725)       --            617        --           (34)
                                     -------------  --------  -------------  --------  ------------
Increase (decrease) in net assets
  from contract transactions           (77,626,039)       --    (47,940,663)       --   (27,113,376)
                                     -------------  --------  -------------  --------  ------------
Increase (decrease) in net assets       25,593,584        --     26,136,209        --    19,043,423
Net assets at beginning of period      383,199,593        --    302,223,973        --   238,231,669
                                     -------------  --------  -------------  --------  ------------
Net assets at end of period          $ 408,793,177  $     --  $ 328,360,182  $     --  $257,275,092
                                     =============  ========  =============  ========  ============
Beginning units                         23,925,284        --     17,720,152        --    14,664,143
Units issued                             1,249,650        --      1,337,457        --     1,304,388
Units redeemed                          (5,413,552)       --     (3,781,840)       --    (2,820,124)
                                     -------------  --------  -------------  --------  ------------
Ending units                            19,761,382        --     15,275,769        --    13,148,407
                                     =============  ========  =============  ========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                      SAST SA
                                      American                                                SAST SA
                                     Funds VCP                      SAST SA      SAST SA      Boston
                                      Managed        SAST SA       BlackRock    BlackRock     Company
                                       Asset     American Funds   VCP Global   VCP Global     Capital
                                     Allocation    VCP Managed    Multi Asset  Multi Asset    Growth
                                     Portfolio  Asset Allocation   Portfolio    Portfolio    Portfolio
                                      Class 1   Portfolio Class 3   Class 1      Class 3      Class 1
                                     ---------- ----------------- ----------- ------------  -----------
For the Year Ended December 31,
  2018
From operations:
   Dividends                          $   671    $   23,420,532     $   202   $  7,078,015  $    32,575
   Mortality and expense risk and
     administrative charges              (108)      (21,177,327)        (47)    (8,903,137)     (56,459)
                                      -------    --------------     -------   ------------  -----------
   Net investment income (loss)           563         2,243,205         155     (1,825,122)     (23,884)
   Net realized gain (loss)               (46)       13,691,590         (28)     3,746,503      670,395
   Capital gain distribution from
     mutual funds                       1,743        78,374,529         807     46,818,566    1,839,025
   Change in unrealized
     appreciation (depreciation)
     of investments                    (4,073)     (196,153,684)     (1,761)   (96,092,256)  (1,917,449)
                                      -------    --------------     -------   ------------  -----------
Increase (decrease) in net assets
  from operations                      (1,813)     (101,844,360)       (827)   (47,352,309)     568,087
                                      -------    --------------     -------   ------------  -----------
From contract transactions:
   Payments received from contract
     owners                                --       162,625,113       6,047     63,150,631       49,340
   Payments for contract benefits
     or terminations                       --       (76,955,451)         --    (30,561,076)    (653,282)
   Transfers between sub-accounts
     (including fixed account), net    29,707        21,576,126       6,203      1,103,872   (4,606,639)
   Contract maintenance charges          (197)      (14,691,202)       (107)    (6,398,454)      (1,378)
   Adjustments to net assets
     allocated to contracts in
     payout period                         --             1,343          --             --          585
                                      -------    --------------     -------   ------------  -----------
Increase (decrease) in net assets
  from contract transactions           29,510        92,555,929      12,143     27,294,973   (5,211,374)
                                      -------    --------------     -------   ------------  -----------
Increase (decrease) in net assets      27,697        (9,288,431)     11,316    (20,057,336)  (4,643,287)
Net assets at beginning of period       6,092     1,465,252,211          --    637,444,039    4,643,287
                                      -------    --------------     -------   ------------  -----------
Net assets at end of period           $33,789    $1,455,963,780     $11,316   $617,386,703  $        --
                                      =======    ==============     =======   ============  ===========
Beginning units                           547       104,730,830          --     55,477,093      326,681
Units issued                            2,718        20,233,325       1,121      9,859,557       16,779
Units redeemed                            (56)      (13,788,718)        (25)    (7,551,459)    (343,460)
                                      -------    --------------     -------   ------------  -----------
Ending units                            3,209       111,175,437       1,096     57,785,191           --
                                      =======    ==============     =======   ============  ===========
For the Year Ended December 31,
  2017
From operations:
   Dividends                          $    --    $    9,930,418     $    --   $     64,808  $    13,805
   Mortality and expense risk and
     administrative charges                (3)      (18,018,091)         --     (7,308,334)     (70,866)
                                      -------    --------------     -------   ------------  -----------
   Net investment income (loss)            (3)       (8,087,673)         --     (7,243,526)     (57,061)
   Net realized gain (loss)                --         7,191,914          --      1,343,313      484,229
   Capital gain distribution from
     mutual funds                          --        26,982,871          --      2,072,159       44,371
   Change in unrealized
     appreciation (depreciation)
     of investments                        48       127,091,220          --     55,864,259      442,969
                                      -------    --------------     -------   ------------  -----------
Increase (decrease) in net assets
  from operations                          45       153,178,332          --     52,036,205      914,508
                                      -------    --------------     -------   ------------  -----------
From contract transactions:
   Payments received from contract
     owners                             6,047       160,408,678          --    118,782,749       14,722
   Payments for contract benefits
     or terminations                       --       (53,212,306)         --    (20,562,998)    (513,739)
   Transfers between sub-accounts
     (including fixed account), net        --       133,451,500          --     99,630,166     (269,767)
   Contract maintenance charges            --       (11,942,555)         --     (5,395,420)      (1,918)
   Adjustments to net assets
     allocated to contracts in
     payout period                         --               789          --             --            4
                                      -------    --------------     -------   ------------  -----------
Increase (decrease) in net assets
  from contract transactions            6,047       228,706,106          --    192,454,497     (770,698)
                                      -------    --------------     -------   ------------  -----------
Increase (decrease) in net assets       6,092       381,884,438          --    244,490,702      143,810
Net assets at beginning of period          --     1,083,367,773          --    392,953,337    4,499,477
                                      -------    --------------     -------   ------------  -----------
Net assets at end of period           $ 6,092    $1,465,252,211     $    --   $637,444,039  $ 4,643,287
                                      =======    ==============     =======   ============  ===========
Beginning units                            --        87,433,286          --     37,804,236      385,795
Units issued                              547        25,163,710          --     22,471,412       10,246
Units redeemed                             --        (7,866,166)         --     (4,798,555)     (69,360)
                                      -------    --------------     -------   ------------  -----------
Ending units                              547       104,730,830          --     55,477,093      326,681
                                      =======    ==============     =======   ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                       SAST SA       SAST SA
                                       Boston        Boston
                                       Company       Company      SAST SA      SAST SA      SAST SA
                                       Capital       Capital      Columbia     Columbia     Columbia
                                       Growth        Growth      Technology   Technology   Technology
                                      Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                       Class 2       Class 3      Class 1      Class 2      Class 3
                                     -----------  ------------  -----------  -----------  ------------
For the Year Ended December 31,
  2018
From operations:
   Dividends                         $     7,072  $    100,250  $        --  $        --  $         --
   Mortality and expense risk and
     administrative charges              (19,121)     (536,715)    (191,294)     (69,938)     (725,855)
                                     -----------  ------------  -----------  -----------  ------------
   Net investment income (loss)          (12,049)     (436,465)    (191,294)     (69,938)     (725,855)
   Net realized gain (loss)              211,667     6,016,825    1,660,475      547,824     4,177,312
   Capital gain distribution from
     mutual funds                        608,524    16,098,109    1,623,517      604,313     6,422,607
   Change in unrealized
     appreciation (depreciation)
     of investments                     (628,338)  (16,319,800)  (4,162,252)  (1,464,066)  (14,191,924)
                                     -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets
  from operations                        179,804     5,358,669   (1,069,554)    (381,867)   (4,317,860)
                                     -----------  ------------  -----------  -----------  ------------
From contract transactions:
   Payments received from contract
     owners                                   --       457,996       51,640        7,576     2,853,418
   Payments for contract benefits
     or terminations                     (97,925)   (5,855,426)  (1,279,202)    (497,025)   (5,596,830)
   Transfers between sub-accounts
     (including fixed account), net   (1,488,218)  (43,957,085)    (401,420)     141,216       523,011
   Contract maintenance charges           (2,672)     (219,989)      (4,904)     (10,217)     (135,769)
   Adjustments to net assets
     allocated to contracts in
     payout period                            --          (118)         534           --           (10)
                                     -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions          (1,588,815)  (49,574,622)  (1,633,352)    (358,450)   (2,356,180)
                                     -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets     (1,409,011)  (44,215,953)  (2,702,906)    (740,317)   (6,674,040)
Net assets at beginning of period      1,409,011    44,215,953   12,769,743    4,319,847    45,653,006
                                     -----------  ------------  -----------  -----------  ------------
Net assets at end of period          $        --  $         --  $10,066,837  $ 3,579,530  $ 38,978,966
                                     ===========  ============  ===========  ===========  ============
Beginning units                          102,463     2,989,482    2,093,063      730,919     3,895,817
Units issued                               3,216       140,721      177,288       78,039       741,536
Units redeemed                          (105,679)   (3,130,203)    (446,170)    (136,667)   (1,175,305)
                                     -----------  ------------  -----------  -----------  ------------
Ending units                                  --            --    1,824,181      672,291     3,462,048
                                     ===========  ============  ===========  ===========  ============
For the Year Ended December 31,
  2017
From operations:
   Dividends                         $     2,143  $     37,740  $        --  $        --  $         --
   Mortality and expense risk and
     administrative charges              (22,500)     (689,168)    (183,975)     (63,713)     (679,285)
                                     -----------  ------------  -----------  -----------  ------------
   Net investment income (loss)          (20,357)     (651,428)    (183,975)     (63,713)     (679,285)
   Net realized gain (loss)              134,683     4,042,788    1,239,476      310,784     5,346,765
   Capital gain distribution from
     mutual funds                         13,613       434,340    1,553,386      527,509     5,692,157
   Change in unrealized
     appreciation (depreciation)
     of investments                      151,726     4,780,300      679,038      328,043     1,364,964
                                     -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets
  from operations                        279,665     8,606,000    3,287,925    1,102,623    11,724,601
                                     -----------  ------------  -----------  -----------  ------------
From contract transactions:
   Payments received from contract
     owners                                   --     1,130,863       64,522       31,876     2,966,400
   Payments for contract benefits
     or terminations                    (230,740)   (5,025,004)  (1,101,792)    (229,346)   (4,947,586)
   Transfers between sub-accounts
     (including fixed account), net      (22,534)   (1,896,890)     705,618       88,200       503,423
   Contract maintenance charges           (2,988)     (292,924)      (5,237)      (9,483)     (136,469)
   Adjustments to net assets
     allocated to contracts in
     payout period                            --        (1,848)        (212)           1           643
                                     -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions            (256,262)   (6,085,803)    (337,101)    (118,752)   (1,613,589)
                                     -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net assets         23,403     2,520,197    2,950,824      983,871    10,111,012
Net assets at beginning of period      1,385,608    41,695,756    9,818,919    3,335,976    35,541,994
                                     -----------  ------------  -----------  -----------  ------------
Net assets at end of period          $ 1,409,011  $ 44,215,953  $12,769,743  $ 4,319,847  $ 45,653,006
                                     ===========  ============  ===========  ===========  ============
Beginning units                          122,508     3,469,979    2,142,987      749,966     4,304,127
Units issued                                 180       178,862      299,675       57,719       826,332
Units redeemed                           (20,225)     (659,359)    (349,599)     (76,766)   (1,234,642)
                                     -----------  ------------  -----------  -----------  ------------
Ending units                             102,463     2,989,482    2,093,063      730,919     3,895,817
                                     ===========  ============  ===========  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                SAST SA      SAST SA                     SAST SA      SAST SA
                                                               DFA Ultra    DFA Ultra    SAST SA DFA   Dogs of Wall Dogs of Wall
                                                               Short Bond   Short Bond   Ultra Short      Street       Street
                                                               Portfolio    Portfolio   Bond Portfolio  Portfolio    Portfolio
                                                                Class 1      Class 2       Class 3       Class 1      Class 2
                                                              -----------  -----------  -------------- ------------ ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $   264,800  $    71,691   $  1,170,431  $   630,034  $   121,051
   Mortality and expense risk and administrative charges         (363,804)    (107,506)    (2,070,713)    (400,419)     (89,110)
                                                              -----------  -----------   ------------  -----------  -----------
   Net investment income (loss)                                   (99,004)     (35,815)      (900,282)     229,615       31,941
   Net realized gain (loss)                                        60,801         (652)       278,150    1,711,328      607,159
   Capital gain distribution from mutual funds                         --           --             --    2,981,207      615,509
   Change in unrealized appreciation (depreciation) of
     investments                                                   37,332       24,043        223,705   (5,333,574)  (1,345,271)
                                                              -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets from operations                    (871)     (12,424)      (398,427)    (411,424)     (90,662)
                                                              -----------  -----------   ------------  -----------  -----------
From contract transactions:
   Payments received from contract owners                         952,826      149,913     12,238,002      429,370        1,185
   Payments for contract benefits or terminations              (4,951,541)  (1,945,576)   (47,812,327)  (2,495,582)  (1,156,197)
   Transfers between sub-accounts (including fixed
     account), net                                              3,376,822    2,405,340     35,528,330   (1,365,725)    (151,540)
   Contract maintenance charges                                   (29,763)     (16,503)    (1,007,269)     (13,347)     (10,625)
   Adjustments to net assets allocated to contracts in
     payout period                                                    534          215         (2,381)       1,042          275
                                                              -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets from contract transactions     (651,122)     593,389     (1,055,645)  (3,444,242)  (1,316,902)
                                                              -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets                                (651,993)     580,965     (1,454,072)  (3,855,666)  (1,407,564)
Net assets at beginning of period                              26,448,880    6,436,847    145,166,212   27,695,274    6,220,861
                                                              -----------  -----------   ------------  -----------  -----------
Net assets at end of period                                   $25,796,887  $ 7,017,812   $143,712,140  $23,839,608  $ 4,813,297
                                                              ===========  ===========   ============  ===========  ===========
Beginning units                                                 2,228,471      560,787     15,005,045      894,760      207,186
Units issued                                                    1,077,639      270,682     10,252,186       30,332        3,278
Units redeemed                                                 (1,133,265)    (219,882)   (10,137,790)    (140,667)     (46,680)
                                                              -----------  -----------   ------------  -----------  -----------
Ending units                                                    2,172,845      611,587     15,119,441      784,425      163,784
                                                              ===========  ===========   ============  ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $    80,368  $     7,660   $     43,095  $   611,566  $   129,636
   Mortality and expense risk and administrative charges         (395,657)    (100,015)    (2,256,397)    (407,718)     (94,987)
                                                              -----------  -----------   ------------  -----------  -----------
   Net investment income (loss)                                  (315,289)     (92,355)    (2,213,302)     203,848       34,649
   Net realized gain (loss)                                        29,871       (6,534)       (47,833)   2,175,884      618,997
   Capital gain distribution from mutual funds                         --           --             --    2,119,361      479,901
   Change in unrealized appreciation (depreciation) of
     investments                                                   73,243       34,808        712,868     (279,488)    (189,653)
                                                              -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets from operations                (212,175)     (64,081)    (1,548,267)   4,219,605      943,894
                                                              -----------  -----------   ------------  -----------  -----------
From contract transactions:
   Payments received from contract owners                       1,717,343      453,688     13,737,846      167,186       24,299
   Payments for contract benefits or terminations              (5,530,406)  (1,439,078)   (47,396,588)  (2,615,480)    (946,935)
   Transfers between sub-accounts (including fixed
     account), net                                              3,939,248      584,497     18,819,740     (928,044)     175,688
   Contract maintenance charges                                   (32,654)     (16,439)    (1,049,576)     (12,267)     (11,124)
   Adjustments to net assets allocated to contracts in
     payout period                                                    775          192          4,722       (4,935)       2,341
                                                              -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets from contract transactions       94,306     (417,140)   (15,883,856)  (3,393,540)    (755,731)
                                                              -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets                                (117,869)    (481,221)   (17,432,123)     826,065      188,163
Net assets at beginning of period                              26,566,749    6,918,068    162,598,335   26,869,209    6,032,698
                                                              -----------  -----------   ------------  -----------  -----------
Net assets at end of period                                   $26,448,880  $ 6,436,847   $145,166,212  $27,695,274  $ 6,220,861
                                                              ===========  ===========   ============  ===========  ===========
Beginning units                                                 2,220,534      594,953     16,545,399    1,015,867      234,696
Units issued                                                    1,035,087      155,036      7,693,016       47,229       16,893
Units redeemed                                                 (1,027,150)    (189,202)    (9,233,370)    (168,336)     (44,403)
                                                              -----------  -----------   ------------  -----------  -----------
Ending units                                                    2,228,471      560,787     15,005,045      894,760      207,186
                                                              ===========  ===========   ============  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                          SAST SA                     SAST SA       SAST SA
                                                                          Emerging      SAST SA      Federated     Federated
                                                          SAST SA Dogs    Markets      Federated     Corporate     Corporate
                                                         of Wall Street Equity Index   Corporate       Bond          Bond
                                                           Portfolio     Portfolio   Bond Portfolio  Portfolio     Portfolio
                                                            Class 3       Class 3       Class 1       Class 2       Class 3
                                                         -------------- ------------ -------------- -----------  -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                              $  2,374,671    $  5,811    $ 2,007,003   $   534,189  $  23,366,156
   Mortality and expense risk and administrative
     charges                                                (1,686,071)     (2,107)      (748,296)     (219,303)    (9,085,334)
                                                          ------------    --------    -----------   -----------  -------------
   Net investment income (loss)                                688,600       3,704      1,258,707       314,886     14,280,822
   Net realized gain (loss)                                  2,870,140      (2,930)       547,488        92,477     (4,166,107)
   Capital gain distribution from mutual funds              12,567,098          --        364,774       101,291      4,531,001
   Change in unrealized appreciation (depreciation) of
     investments                                           (18,041,208)    (36,404)    (4,381,113)   (1,161,779)   (42,801,366)
                                                          ------------    --------    -----------   -----------  -------------
Increase (decrease) in net assets from operations           (1,915,370)    (35,630)    (2,210,144)     (653,125)   (28,155,650)
                                                          ------------    --------    -----------   -----------  -------------
From contract transactions:
   Payments received from contract owners                    2,904,172     487,443        331,546        18,157     12,096,132
   Payments for contract benefits or terminations          (14,141,458)     (5,246)    (5,562,227)   (2,126,651)   (71,306,753)
   Transfers between sub-accounts (including fixed
     account), net                                          (6,457,705)     20,277     (1,267,549)     (632,896)   (31,036,604)
   Contract maintenance charges                               (513,993)         (7)       (19,558)      (23,834)    (4,565,660)
   Adjustments to net assets allocated to contracts in
     payout period                                                 149          --         10,182           465          4,354
                                                          ------------    --------    -----------   -----------  -------------
Increase (decrease) in net assets from contract
  transactions                                             (18,208,835)    502,467     (6,507,606)   (2,764,759)   (94,808,531)
                                                          ------------    --------    -----------   -----------  -------------
Increase (decrease) in net assets                          (20,124,205)    466,837     (8,717,750)   (3,417,884)  (122,964,181)
Net assets at beginning of period                          118,646,939          --     53,276,131    15,464,857    644,587,323
                                                          ------------    --------    -----------   -----------  -------------
Net assets at end of period                               $ 98,522,734    $466,837    $44,558,381   $12,046,973  $ 521,623,142
                                                          ============    ========    ===========   ===========  =============
Beginning units                                              4,536,213          --      1,705,764       511,063     30,602,211
Units issued                                                   395,045      57,683         51,373        12,609      2,647,674
Units redeemed                                              (1,070,730)     (2,838)      (266,078)     (106,886)    (7,214,620)
                                                          ------------    --------    -----------   -----------  -------------
Ending units                                                 3,860,528      54,845      1,491,059       416,786     26,035,265
                                                          ============    ========    ===========   ===========  =============
For the Year Ended December 31, 2017
From operations:
   Dividends                                              $  2,455,448    $     --    $ 2,390,076   $   655,219  $  27,170,189
   Mortality and expense risk and administrative
     charges                                                (1,752,630)         --       (834,251)     (249,795)    (9,675,200)
                                                          ------------    --------    -----------   -----------  -------------
   Net investment income (loss)                                702,818          --      1,555,825       405,424     17,494,989
   Net realized gain (loss)                                  5,025,828          --        817,554       332,772      3,259,511
   Capital gain distribution from mutual funds               9,381,670          --        243,160        69,329      2,916,254
   Change in unrealized appreciation (depreciation) of
     investments                                             2,131,379          --         81,732       (40,990)     5,768,923
                                                          ------------    --------    -----------   -----------  -------------
Increase (decrease) in net assets from operations           17,241,695          --      2,698,271       766,535     29,439,677
                                                          ------------    --------    -----------   -----------  -------------
From contract transactions:
   Payments received from contract owners                    6,027,052          --        444,768       106,660     18,793,768
   Payments for contract benefits or terminations          (13,307,158)         --     (6,445,567)   (2,763,135)   (67,409,806)
   Transfers between sub-accounts (including fixed
     account), net                                          (3,959,946)         --      1,143,611       542,288     46,663,896
   Contract maintenance charges                               (545,165)         --        (22,420)      (28,162)    (4,580,002)
   Adjustments to net assets allocated to contracts in
     payout period                                                (182)         --         11,014           620         (4,688)
                                                          ------------    --------    -----------   -----------  -------------
Increase (decrease) in net assets from contract
  transactions                                             (11,785,399)         --     (4,868,594)   (2,141,729)    (6,536,832)
                                                          ------------    --------    -----------   -----------  -------------
Increase (decrease) in net assets                            5,456,296          --     (2,170,323)   (1,375,194)    22,902,845
Net assets at beginning of period                          113,190,643          --     55,446,454    16,840,051    621,684,478
                                                          ------------    --------    -----------   -----------  -------------
Net assets at end of period                               $118,646,939    $     --    $53,276,131   $15,464,857  $ 644,587,323
                                                          ============    ========    ===========   ===========  =============
Beginning units                                              4,930,440          --      1,864,212       582,655     30,459,042
Units issued                                                   779,062          --         91,368        39,978      5,690,392
Units redeemed                                              (1,173,289)         --       (249,816)     (111,570)    (5,547,223)
                                                          ------------    --------    -----------   -----------  -------------
Ending units                                                 4,536,213          --      1,705,764       511,063     30,602,211
                                                          ============    ========    ===========   ===========  =============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST SA       SAST SA       SAST SA                  SAST SA
                                                                Fidelity      Fidelity      Fidelity      SAST SA      Fixed
                                                              Institutional Institutional Institutional    Fixed       Income
                                                               AM(R) Real    AM(R) Real    AM(R) Real     Income    Intermediate
                                                                 Estate        Estate        Estate        Index       Index
                                                                Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                                                                 Class 1       Class 2       Class 3      Class 3     Class 3
                                                              ------------- ------------- ------------- ----------  ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                   $   492,960   $   108,774  $  3,446,527  $  171,397   $  165,574
   Mortality and expense risk and administrative charges          (318,500)      (78,208)   (2,556,111)    (48,969)     (51,864)
                                                               -----------   -----------  ------------  ----------   ----------
   Net investment income (loss)                                    174,460        30,566       890,416     122,428      113,710
   Net realized gain (loss)                                        588,122         6,714    (6,059,939)    (25,002)      (9,214)
   Capital gain distribution from mutual funds                   1,379,198       329,023    10,926,484          --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                (3,875,978)     (777,317)  (18,962,920)    (77,970)     (28,741)
                                                               -----------   -----------  ------------  ----------   ----------
Increase (decrease) in net assets from operations               (1,734,198)     (411,014)  (13,205,959)     19,456       75,755
                                                               -----------   -----------  ------------  ----------   ----------
From contract transactions:
   Payments received from contract owners                           76,795         6,594       658,150   4,971,737    3,397,174
   Payments for contract benefits or terminations               (2,705,957)     (454,375)  (23,136,058)   (256,867)    (152,334)
   Transfers between sub-accounts (including fixed
     account), net                                                (969,103)     (248,139)   (4,295,250)  1,399,532    4,786,676
   Contract maintenance charges                                     (8,104)       (8,491)   (1,164,828)    (25,904)     (33,098)
   Adjustments to net assets allocated to contracts in
     payout period                                                     318            14        (3,531)         --           --
                                                               -----------   -----------  ------------  ----------   ----------
Increase (decrease) in net assets from contract transactions    (3,606,051)     (704,397)  (27,941,517)  6,088,498    7,998,418
                                                               -----------   -----------  ------------  ----------   ----------
Increase (decrease) in net assets                               (5,340,249)   (1,115,411)  (41,147,476)  6,107,954    8,074,173
Net assets at beginning of period                               23,652,055     5,498,633   182,914,559   1,006,326      807,053
                                                               -----------   -----------  ------------  ----------   ----------
Net assets at end of period                                    $18,311,806   $ 4,383,222  $141,767,083  $7,114,280   $8,881,226
                                                               ===========   ===========  ============  ==========   ==========
Beginning units                                                    630,704       151,544     9,501,089     100,488       81,380
Units issued                                                        12,539         1,923       888,619     826,109      906,232
Units redeemed                                                    (113,204)      (21,925)   (2,338,879)   (200,248)     (83,479)
                                                               -----------   -----------  ------------  ----------   ----------
Ending units                                                       530,039       131,542     8,050,829     726,349      904,133
                                                               ===========   ===========  ============  ==========   ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                   $   688,606   $   153,001  $  4,847,772  $       --   $       --
   Mortality and expense risk and administrative charges          (381,556)      (94,242)   (2,880,545)     (1,994)        (746)
                                                               -----------   -----------  ------------  ----------   ----------
   Net investment income (loss)                                    307,050        58,759     1,967,227      (1,994)        (746)
   Net realized gain (loss)                                      1,360,903       418,441     5,283,185        (579)          (6)
   Capital gain distribution from mutual funds                   3,217,842       763,905    24,933,808          --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                (3,937,446)   (1,020,346)  (25,689,659)      3,062         (515)
                                                               -----------   -----------  ------------  ----------   ----------
Increase (decrease) in net assets from operations                  948,349       220,759     6,494,561         489       (1,267)
                                                               -----------   -----------  ------------  ----------   ----------
From contract transactions:
   Payments received from contract owners                          124,111         3,009     1,444,613     447,304      695,204
   Payments for contract benefits or terminations               (3,166,629)   (1,174,783)  (22,509,911)   (230,494)      (1,812)
   Transfers between sub-accounts (including fixed
     account), net                                                (785,041)      (90,096)    9,248,530     789,779      114,928
   Contract maintenance charges                                    (10,648)       (9,750)   (1,227,527)       (752)          --
   Adjustments to net assets allocated to contracts in
     payout period                                                    (195)         (757)       (3,445)         --           --
                                                               -----------   -----------  ------------  ----------   ----------
Increase (decrease) in net assets from contract transactions    (3,838,402)   (1,272,377)  (13,047,740)  1,005,837      808,320
                                                               -----------   -----------  ------------  ----------   ----------
Increase (decrease) in net assets                               (2,890,053)   (1,051,618)   (6,553,179)  1,006,326      807,053
Net assets at beginning of period                               26,542,108     6,550,251   189,467,738          --           --
                                                               -----------   -----------  ------------  ----------   ----------
Net assets at end of period                                    $23,652,055   $ 5,498,633  $182,914,559  $1,006,326   $  807,053
                                                               ===========   ===========  ============  ==========   ==========
Beginning units                                                    734,690       186,950    10,107,470          --           --
Units issued                                                        19,153         8,068     1,172,813     124,755       81,668
Units redeemed                                                    (123,139)      (43,474)   (1,779,194)    (24,267)        (288)
                                                               -----------   -----------  ------------  ----------   ----------
Ending units                                                       630,704       151,544     9,501,089     100,488       81,380
                                                               ===========   ===========  ============  ==========   ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                SAST SA      SAST SA      SAST SA      SAST SA
                                                                  SAST SA     Global Index Global Index Global Index Global Index
                                                              Franklin Small   Allocation   Allocation   Allocation   Allocation
                                                                  Company        60-40        60-40        75-25        75-25
                                                              Value Portfolio  Portfolio    Portfolio    Portfolio    Portfolio
                                                                  Class 3       Class 1      Class 3      Class 1      Class 3
                                                              --------------- ------------ ------------ ------------ ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                   $  1,108,040     $   105    $   315,113     $   --    $   390,331
   Mortality and expense risk and administrative charges         (2,472,386)         (5)       (53,543)        --        (60,623)
                                                               ------------     -------    -----------     ------    -----------
   Net investment income (loss)                                  (1,364,346)        100        261,570         --        329,708
   Net realized gain (loss)                                       9,927,661          --         (6,655)        --        (33,643)
   Capital gain distribution from mutual funds                   21,125,273          --          3,965         --          6,727
   Change in unrealized appreciation (depreciation) of
     investments                                                (51,448,654)      1,371     (1,033,912)        34     (1,586,167)
                                                               ------------     -------    -----------     ------    -----------
Increase (decrease) in net assets from operations               (21,760,066)      1,471       (775,032)        34     (1,283,375)
                                                               ------------     -------    -----------     ------    -----------
From contract transactions:
   Payments received from contract owners                         1,253,162      50,822     11,999,467         --     14,152,519
   Payments for contract benefits or terminations               (20,992,103)         --        (69,335)        --       (114,841)
   Transfers between sub-accounts (including fixed
     account), net                                                6,544,153          --        677,352      7,512      1,960,186
   Contract maintenance charges                                  (1,161,841)         --        (31,862)        --        (40,979)
   Adjustments to net assets allocated to contracts in
     payout period                                                      561          --             --         --             --
                                                               ------------     -------    -----------     ------    -----------
Increase (decrease) in net assets from contract transactions    (14,356,068)     50,822     12,575,622      7,512     15,956,885
                                                               ------------     -------    -----------     ------    -----------
Increase (decrease) in net assets                               (36,116,134)     52,293     11,800,590      7,546     14,673,510
Net assets at beginning of period                               172,345,919          --             --         --             --
                                                               ------------     -------    -----------     ------    -----------
Net assets at end of period                                    $136,229,785     $52,293    $11,800,590     $7,546    $14,673,510
                                                               ============     =======    ===========     ======    ===========
Beginning units                                                   9,350,466          --             --         --             --
Units issued                                                        929,575       5,561      1,302,733        819      1,711,746
Units redeemed                                                   (1,652,460)         --        (39,000)        --       (108,654)
                                                               ------------     -------    -----------     ------    -----------
Ending units                                                      8,627,581       5,561      1,263,733        819      1,603,092
                                                               ============     =======    ===========     ======    ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                   $    668,882     $    --    $        --     $   --    $        --
   Mortality and expense risk and administrative charges         (2,632,175)         --             --         --             --
                                                               ------------     -------    -----------     ------    -----------
   Net investment income (loss)                                  (1,963,293)         --             --         --             --
   Net realized gain (loss)                                      11,013,904          --             --         --             --
   Capital gain distribution from mutual funds                   20,967,798          --             --         --             --
   Change in unrealized appreciation (depreciation) of
     investments                                                (17,074,126)         --             --         --             --
                                                               ------------     -------    -----------     ------    -----------
Increase (decrease) in net assets from operations                12,944,283          --             --         --             --
                                                               ------------     -------    -----------     ------    -----------
From contract transactions:
   Payments received from contract owners                         1,116,713          --             --         --             --
   Payments for contract benefits or terminations               (18,970,155)         --             --         --             --
   Policy loans                                                          --          --             --         --             --
   Transfers between sub-accounts (including fixed
     account), net                                                7,756,258          --             --         --             --
   Contract maintenance charges                                  (1,189,522)         --             --         --             --
   Adjustments to net assets allocated to contracts in
     payout period                                                      278          --             --         --             --
                                                               ------------     -------    -----------     ------    -----------
Increase (decrease) in net assets from contract transactions    (11,286,428)         --             --         --             --
                                                               ------------     -------    -----------     ------    -----------
Increase (decrease) in net assets                                 1,657,855          --             --         --             --
Net assets at beginning of period                               170,688,064          --             --         --             --
                                                               ------------     -------    -----------     ------    -----------
Net assets at end of period                                    $172,345,919     $    --    $        --     $   --    $        --
                                                               ============     =======    ===========     ======    ===========
Beginning units                                                  10,201,524          --             --         --             --
Units issued                                                      1,022,970          --             --         --             --
Units redeemed                                                   (1,874,028)         --             --         --             --
                                                               ------------     -------    -----------     ------    -----------
Ending units                                                      9,350,466          --             --         --             --
                                                               ============     =======    ===========     ======    ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                       SAST SA
                                                                SAST SA      SAST SA      SAST SA      Goldman     SAST SA
                                                              Global Index Global Index   Goldman       Sachs      Goldman
                                                               Allocation   Allocation  Sachs Global   Global    Sachs Global
                                                                 90-10        90-10         Bond        Bond         Bond
                                                               Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                                                Class 1      Class 3      Class 1      Class 2     Class 3
                                                              ------------ ------------ ------------ ----------  ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   488    $ 1,485,658  $   708,105  $  140,577  $  8,211,079
   Mortality and expense risk and administrative charges            (95)      (269,609)    (287,189)    (62,056)   (3,322,884)
                                                                -------    -----------  -----------  ----------  ------------
   Net investment income (loss)                                     393      1,216,049      420,916      78,521     4,888,195
   Net realized gain (loss)                                        (602)       (15,059)    (398,401)    (87,269)   (4,481,371)
   Capital gain distribution from mutual funds                        3          8,908           --          --            --
   Change in unrealized appreciation (depreciation) of
     investments                                                 (2,276)    (7,527,564)    (784,402)   (160,898)   (9,825,845)
                                                                -------    -----------  -----------  ----------  ------------
Increase (decrease) in net assets from operations                (2,482)    (6,317,666)    (761,887)   (169,646)   (9,419,021)
                                                                -------    -----------  -----------  ----------  ------------
From contract transactions:
   Payments received from contract owners                        15,000     54,948,427       64,401       4,942    10,389,174
   Payments for contract benefits or terminations                  (703)      (814,097)  (2,328,770)   (381,645)  (26,605,734)
   Transfers between sub-accounts (including fixed
     account), net                                                4,285      7,603,470      (49,494)   (157,287)  (10,290,821)
   Contract maintenance charges                                    (171)      (184,420)      (7,807)     (8,536)   (1,855,102)
   Adjustments to net assets allocated to contracts in
     payout period                                                   --             --        4,457          --           630
                                                                -------    -----------  -----------  ----------  ------------
Increase (decrease) in net assets from contract transactions     18,411     61,553,380   (2,317,213)   (542,526)  (28,361,853)
                                                                -------    -----------  -----------  ----------  ------------
Increase (decrease) in net assets                                15,929     55,235,714   (3,079,100)   (712,172)  (37,780,874)
Net assets at beginning of period                                    --             --   20,275,282   4,181,119   232,541,688
                                                                -------    -----------  -----------  ----------  ------------
Net assets at end of period                                     $15,929    $55,235,714  $17,196,182  $3,468,947  $194,760,814
                                                                =======    ===========  ===========  ==========  ============
Beginning units                                                      --             --      894,435     190,433    16,333,967
Units issued                                                      4,100      6,432,290       50,943       8,986     3,272,631
Units redeemed                                                   (2,334)      (261,159)    (153,502)    (34,468)   (5,222,449)
                                                                -------    -----------  -----------  ----------  ------------
Ending units                                                      1,766      6,171,131      791,876     164,951    14,384,149
                                                                =======    ===========  ===========  ==========  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $    --    $        --  $   605,947  $  120,572  $  6,399,281
   Mortality and expense risk and administrative charges             --             --     (314,396)    (70,559)   (3,419,094)
                                                                -------    -----------  -----------  ----------  ------------
   Net investment income (loss)                                      --             --      291,551      50,013     2,980,187
   Net realized gain (loss)                                          --             --     (277,145)   (145,878)   (3,251,334)
   Change in unrealized appreciation (depreciation) of
     investments                                                     --             --    1,038,642     320,452    11,220,417
                                                                -------    -----------  -----------  ----------  ------------
Increase (decrease) in net assets from operations                    --             --    1,053,048     224,587    10,949,270
                                                                -------    -----------  -----------  ----------  ------------
From contract transactions:
   Payments received from contract owners                            --             --      118,893      27,961     7,352,890
   Payments for contract benefits or terminations                    --             --   (2,228,942)   (840,795)  (22,575,346)
   Transfers between sub-accounts (including fixed
     account), net                                                   --             --      241,965    (114,799)   12,172,953
   Contract maintenance charges                                      --             --       (8,416)     (9,483)   (1,792,156)
   Adjustments to net assets allocated to contracts in
     payout period                                                   --             --        2,623        (419)         (569)
                                                                -------    -----------  -----------  ----------  ------------
Increase (decrease) in net assets from contract transactions         --             --   (1,873,877)   (937,535)   (4,842,228)
                                                                -------    -----------  -----------  ----------  ------------
Increase (decrease) in net assets                                    --             --     (820,829)   (712,948)    6,107,042
Net assets at beginning of period                                    --             --   21,096,111   4,894,067   226,434,646
                                                                -------    -----------  -----------  ----------  ------------
Net assets at end of period                                     $    --    $        --  $20,275,282  $4,181,119  $232,541,688
                                                                =======    ===========  ===========  ==========  ============
Beginning units                                                      --             --      978,868     233,878    16,589,023
Units issued                                                         --             --       48,599      12,140     3,109,432
Units redeemed                                                       --             --     (133,032)    (55,585)   (3,364,488)
                                                                -------    -----------  -----------  ----------  ------------
Ending units                                                         --             --      894,435     190,433    16,333,967
                                                                =======    ===========  ===========  ==========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  SAST SA        SAST SA      SAST SA     SAST SA     SAST SA
                                                                  Goldman        Goldman       Index       Index       Index
                                                                Sachs Multi-   Sachs Multi-  Allocation  Allocation  Allocation
                                                               Asset Insights Asset Insights   60-40       60-40       80-20
                                                                 Portfolio      Portfolio    Portfolio   Portfolio   Portfolio
                                                                  Class 1        Class 3      Class 1     Class 3     Class 1
                                                               -------------- -------------- ---------- -----------  ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                      $    88       $   83,202    $ 1,175   $ 1,827,880  $   37,148
   Mortality and expense risk and administrative charges              (35)         (61,214)      (201)     (605,310)     (2,065)
                                                                  -------       ----------    -------   -----------  ----------
   Net investment income (loss)                                        53           21,988        974     1,222,570      35,083
   Net realized gain (loss)                                            30          (20,733)         7       130,926         345
   Capital gain distribution from mutual funds                         73           80,089        212       382,788       7,367
   Change in unrealized appreciation (depreciation) of
     investments                                                     (731)        (866,390)    (3,024)   (5,730,183)   (135,911)
                                                                  -------       ----------    -------   -----------  ----------
Increase (decrease) in net assets from operations                    (575)        (785,046)    (1,831)   (3,993,899)    (93,116)
                                                                  -------       ----------    -------   -----------  ----------
From contract transactions:
   Payments received from contract owners                           7,500        7,243,703         --    35,842,103   1,135,203
   Payments for contract benefits or terminations                    (353)        (110,542)        --    (2,100,405)    (12,185)
   Transfers between sub-accounts (including fixed account),
     net                                                              129          946,639        (46)    7,959,023       4,188
   Contract maintenance charges                                       (88)         (48,433)      (512)     (471,068)     (4,965)
                                                                  -------       ----------    -------   -----------  ----------
Increase (decrease) in net assets from contract transactions        7,188        8,031,367       (558)   41,229,653   1,122,241
                                                                  -------       ----------    -------   -----------  ----------
Increase (decrease) in net assets                                   6,613        7,246,321     (2,389)   37,235,754   1,029,125
Net assets at beginning of period                                      --          684,988     36,553    24,151,784          --
                                                                  -------       ----------    -------   -----------  ----------
Net assets at end of period                                       $ 6,613       $7,931,309    $34,164   $61,387,538  $1,029,125
                                                                  =======       ==========    =======   ===========  ==========
Beginning units                                                        --           66,524      3,296     2,196,778          --
Units issued                                                        1,733          874,113         24     4,112,841      98,530
Units redeemed                                                     (1,032)         (87,275)       (72)     (363,487)     (1,528)
                                                                  -------       ----------    -------   -----------  ----------
Ending units                                                          701          853,362      3,248     5,946,132      97,002
                                                                  =======       ==========    =======   ===========  ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                      $    --       $    1,482    $   328   $   164,990  $       --
   Mortality and expense risk and administrative charges               --             (563)       (15)     (118,721)         --
                                                                  -------       ----------    -------   -----------  ----------
   Net investment income (loss)                                        --              919        313        46,269          --
   Net realized gain (loss)                                            --              112         --        55,233          --
   Capital gain distribution from mutual funds                         --            1,881        257       167,143          --
   Change in unrealized appreciation (depreciation) of
     investments                                                       --            4,262       (291)      771,217          --
                                                                  -------       ----------    -------   -----------  ----------
Increase (decrease) in net assets from operations                      --            7,174        279     1,039,862          --
                                                                  -------       ----------    -------   -----------  ----------
From contract transactions:
   Payments received from contract owners                              --          678,765     36,282    21,753,717          --
   Payments for contract benefits or terminations                      --             (385)        --      (336,745)         --
   Transfers between sub-accounts (including fixed account),
     net                                                               --             (566)        (8)    1,768,824          --
   Contract maintenance charges                                        --               --         --       (73,874)         --
                                                                  -------       ----------    -------   -----------  ----------
Increase (decrease) in net assets from contract transactions           --          677,814     36,274    23,111,922          --
                                                                  -------       ----------    -------   -----------  ----------
Increase (decrease) in net assets                                      --          684,988     36,553    24,151,784          --
                                                                  -------       ----------    -------   -----------  ----------
Net assets at end of period                                       $    --       $  684,988    $36,553   $24,151,784  $       --
                                                                  =======       ==========    =======   ===========  ==========
Units issued                                                           --           67,741      3,297     2,358,050          --
Units redeemed                                                         --           (1,217)        (1)     (161,272)         --
                                                                  -------       ----------    -------   -----------  ----------
Ending units                                                           --           66,524      3,296     2,196,778          --
                                                                  =======       ==========    =======   ===========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                       SAST SA                                   SAST SA
                                                        SAST SA Index   Index     SAST SA Index    SAST SA       Invesco
                                                         Allocation   Allocation   Allocation   International    Growth
                                                            80-20       90-10         90-10         Index     Opportunities
                                                          Portfolio   Portfolio     Portfolio     Portfolio     Portfolio
                                                           Class 3     Class 1       Class 3       Class 3       Class 1
                                                        ------------- ----------  ------------- ------------- -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                            $  3,740,908  $   55,415  $ 11,318,612   $   24,243    $        --
   Mortality and expense risk and administrative
     charges                                              (1,239,345)     (6,247)   (3,659,622)     (10,098)      (122,657)
                                                        ------------  ----------  ------------   ----------    -----------
   Net investment income (loss)                            2,501,563      49,168     7,658,990       14,145       (122,657)
   Net realized gain (loss)                                  246,531         364       725,484      (19,126)       118,384
   Capital gain distribution from mutual funds               866,108      10,656     2,555,941        1,979        836,085
   Change in unrealized appreciation (depreciation) of
     investments                                         (15,030,835)   (206,826)  (47,655,344)    (169,300)    (1,267,036)
                                                        ------------  ----------  ------------   ----------    -----------
Increase (decrease) in net assets from operations        (11,416,633)   (146,638)  (36,714,929)    (172,302)      (435,224)
                                                        ------------  ----------  ------------   ----------    -----------
From contract transactions:
   Payments received from contract owners                 66,430,700   1,639,056   214,088,663    1,074,416         (2,219)
   Payments for contract benefits or terminations         (3,927,110)         --   (11,281,331)      (9,533)      (822,579)
   Transfers between sub-accounts (including fixed
     account), net                                        11,755,357       3,097    28,908,920       65,959        351,495
   Contract maintenance charges                           (1,098,247)    (12,424)   (3,331,060)        (517)        (5,863)
   Adjustments to net assets allocated to contracts in
     payout period                                                --          --            --           --            395
                                                        ------------  ----------  ------------   ----------    -----------
Increase (decrease) in net assets from contract
  transactions                                            73,160,700   1,629,729   228,385,192    1,130,325       (478,771)
                                                        ------------  ----------  ------------   ----------    -----------
Increase (decrease) in net assets                         61,744,067   1,483,091   191,670,263      958,023       (913,995)
Net assets at beginning of period                         60,146,364     139,833   169,041,332      136,435      7,644,244
                                                        ------------  ----------  ------------   ----------    -----------
Net assets at end of period                             $121,890,431  $1,622,924  $360,711,595   $1,094,458    $ 6,730,249
                                                        ============  ==========  ============   ==========    ===========
Beginning units                                            5,324,505      12,090    14,744,972       13,191        658,025
Units issued                                               7,031,692     145,720    21,675,811      199,247         78,755
Units redeemed                                              (630,888)     (5,292)   (1,898,387)     (87,348)      (119,079)
                                                        ------------  ----------  ------------   ----------    -----------
Ending units                                              11,725,309     152,518    34,522,396      125,090        617,701
                                                        ============  ==========  ============   ==========    ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                            $    642,335  $       --  $  1,775,343   $    2,456    $        --
   Mortality and expense risk and administrative
     charges                                                (306,713)       (191)     (716,976)        (123)      (113,299)
                                                        ------------  ----------  ------------   ----------    -----------
   Net investment income (loss)                              335,622        (191)    1,058,367        2,333       (113,299)
   Net realized gain (loss)                                   39,738       6,549        62,448            2        226,815
   Capital gain distribution from mutual funds               336,707          --       817,723          347        254,004
   Change in unrealized appreciation (depreciation) of
     investments                                           2,886,996        (222)    7,480,105           46      1,155,034
                                                        ------------  ----------  ------------   ----------    -----------
Increase (decrease) in net assets from operations          3,599,063       6,136     9,418,643        2,728      1,522,554
                                                        ------------  ----------  ------------   ----------    -----------
From contract transactions:
   Payments received from contract owners                 51,737,413     222,292   148,499,677       25,000         38,099
   Payments for contract benefits or terminations           (512,860)    (86,263)   (1,685,139)        (344)      (793,590)
   Transfers between sub-accounts (including fixed
     account), net                                         5,515,693      (2,332)   13,358,611      109,051         50,044
   Contract maintenance charges                             (192,945)         --      (550,460)          --         (4,692)
   Adjustments to net assets allocated to contracts in
     payout period                                                --          --            --           --            345
                                                        ------------  ----------  ------------   ----------    -----------
Increase (decrease) in net assets from contract
  transactions                                            56,547,301     133,697   159,622,689      133,707       (709,794)
                                                        ------------  ----------  ------------   ----------    -----------
Increase (decrease) in net assets                         60,146,364     139,833   169,041,332      136,435        812,760
Net assets at beginning of period                                 --          --            --           --      6,831,484
                                                        ------------  ----------  ------------   ----------    -----------
Net assets at end of period                             $ 60,146,364  $  139,833  $169,041,332   $  136,435    $ 7,644,244
                                                        ============  ==========  ============   ==========    ===========
Beginning units                                                   --          --            --           --        723,143
Units issued                                               5,435,267      42,154    15,061,613       13,300         44,538
Units redeemed                                              (110,762)    (30,064)     (316,641)        (109)      (109,656)
                                                        ------------  ----------  ------------   ----------    -----------
Ending units                                               5,324,505      12,090    14,744,972       13,191        658,025
                                                        ============  ==========  ============   ==========    ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                             SAST SA
                                  SAST SA                    Invesco
                                  Invesco       SAST SA        VCP                        SAST SA
                                  Growth     Invesco Growth  Equity-  SAST SA Invesco  Janus Focused
                               Opportunities Opportunities   Income     VCP Equity-       Growth
                                 Portfolio     Portfolio    Portfolio Income Portfolio   Portfolio
                                  Class 2       Class 3      Class 1      Class 3         Class 1
                               ------------- -------------- --------- ---------------- -------------
For the Year Ended
  December 31, 2018
From operations:
   Dividends                    $       --    $         --   $   576   $   31,387,760   $        --
   Mortality and expense risk
     and administrative
     charges                       (43,310)     (2,038,686)      (60)     (17,479,258)     (178,814)
                                ----------    ------------   -------   --------------   -----------
   Net investment income
     (loss)                        (43,310)     (2,038,686)      516       13,908,502      (178,814)
   Net realized gain (loss)         49,028       5,143,707      (158)      13,528,825     1,137,569
   Capital gain distribution
     from mutual funds             299,398      13,437,196       502       33,549,597       811,298
   Change in unrealized
     appreciation
     (depreciation) of
     investments                  (453,387)    (20,780,931)   (3,005)    (205,098,437)   (1,659,813)
                                ----------    ------------   -------   --------------   -----------
Increase (decrease) in net
  assets from operations          (148,271)     (4,238,714)   (2,145)    (144,111,513)      110,240
                                ----------    ------------   -------   --------------   -----------
From contract transactions:
   Payments received from
     contract owners                   641       1,222,923    18,750       85,675,674        58,324
   Payments for contract
     benefits or terminations     (252,959)    (17,489,374)       --      (62,902,907)   (1,503,311)
   Transfers between
     sub-accounts (including
     fixed account), net            73,020      (6,532,420)      453        3,095,599      (512,820)
   Contract maintenance
     charges                        (4,619)       (994,866)      (99)     (12,100,497)       (5,292)
   Adjustments to net assets
     allocated to contracts
     in payout period                   17             380        --            1,518           623
                                ----------    ------------   -------   --------------   -----------
Increase (decrease) in net
  assets from contract
  transactions                    (183,900)    (23,793,357)   19,104       13,769,387    (1,962,476)
                                ----------    ------------   -------   --------------   -----------
Increase (decrease) in net
  assets                          (332,171)    (28,032,071)   16,959     (130,342,126)   (1,852,236)
Net assets at beginning of
  period                         2,613,375     138,642,573        --    1,265,407,256    11,733,946
                                ----------    ------------   -------   --------------   -----------
Net assets at end of period     $2,281,204    $110,610,502   $16,959   $1,135,065,130   $ 9,881,710
                                ==========    ============   =======   ==============   ===========
Beginning units                    232,088       9,032,810        --       95,069,578       521,692
Units issued                        12,027       1,051,609     2,711       12,736,213        18,937
Units redeemed                     (27,735)     (2,411,049)     (961)     (11,595,899)     (100,362)
                                ----------    ------------   -------   --------------   -----------
Ending units                       216,380       7,673,370     1,750       96,209,892       440,267
                                ==========    ============   =======   ==============   ===========
For the Year Ended
  December 31, 2017
From operations:
   Dividends                    $       --    $         --   $    --   $    9,996,609   $        --
   Mortality and expense risk
     and administrative
     charges                       (43,838)     (2,120,873)       --      (15,889,853)     (175,087)
                                ----------    ------------   -------   --------------   -----------
   Net investment income
     (loss)                        (43,838)     (2,120,873)       --       (5,893,244)     (175,087)
   Net realized gain (loss)        164,223       5,088,225        --        5,010,423       923,625
   Capital gain distribution
     from mutual funds              89,250       4,802,010        --               --       859,172
   Change in unrealized
     appreciation
     (depreciation) of
     investments                   350,167      20,506,030        --       94,402,174     1,205,941
                                ----------    ------------   -------   --------------   -----------
Increase (decrease) in net
  assets from operations           559,802      28,275,392        --       93,519,353     2,813,651
                                ----------    ------------   -------   --------------   -----------
From contract transactions:
   Payments received from
     contract owners                   191         623,298        --      134,593,200       132,525
   Payments for contract
     benefits or terminations     (600,856)    (14,608,863)       --      (44,538,581)   (1,660,785)
   Transfers between
     sub-accounts (including
     fixed account), net            (9,534)     (9,486,518)       --      129,399,961        87,703
   Contract maintenance
     charges                        (4,416)     (1,006,667)       --      (10,407,412)       (5,550)
   Adjustments to net assets
     allocated to contracts
     in payout period                  709            (291)       --            1,324           323
                                ----------    ------------   -------   --------------   -----------
Increase (decrease) in net
  assets from contract
  transactions                    (613,906)    (24,479,041)       --      209,048,492    (1,445,784)
                                ----------    ------------   -------   --------------   -----------
Increase (decrease) in net
  assets                           (54,104)      3,796,351        --      302,567,845     1,367,867
Net assets at beginning of
  period                         2,667,479     134,846,222        --      962,839,411    10,366,079
                                ----------    ------------   -------   --------------   -----------
Net assets at end of period     $2,613,375    $138,642,573   $    --   $1,265,407,256   $11,733,946
                                ==========    ============   =======   ==============   ===========
Beginning units                    290,203      10,826,280        --       78,488,067       590,718
Units issued                        15,561         279,858        --       23,570,056        34,409
Units redeemed                     (73,676)     (2,073,328)       --       (6,988,545)     (103,435)
                                ----------    ------------   -------   --------------   -----------
Ending units                       232,088       9,032,810        --       95,069,578       521,692
                                ==========    ============   =======   ==============   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                 SAST SA                    SAST SA      SAST SA       SAST SA
                                  Janus        SAST SA     JPMorgan     JPMorgan      JPMorgan
                                 Focused    Janus Focused Diversified  Diversified   Diversified
                                 Growth        Growth      Balanced     Balanced      Balanced
                                Portfolio     Portfolio    Portfolio    Portfolio     Portfolio
                                 Class 2       Class 3      Class 1      Class 2       Class 3
                               -----------  ------------- -----------  -----------  ------------
For the Year Ended
  December 31, 2018
From operations:
   Dividends                   $        --  $         --  $   615,921  $    96,935  $  1,803,023
   Mortality and expense risk
     and administrative
     charges                      (148,545)   (1,499,122)    (629,752)    (117,024)   (1,822,905)
                               -----------  ------------  -----------  -----------  ------------
   Net investment income
     (loss)                       (148,545)   (1,499,122)     (13,831)     (20,089)      (19,882)
   Net realized gain (loss)        702,034     6,428,590    1,399,226      360,675       527,165
   Capital gain distribution
     from mutual funds             681,504     6,873,795    2,437,005      423,323     8,239,850
   Change in unrealized
     appreciation
     (depreciation) of
     investments                (1,176,183)  (10,689,378)  (7,521,489)  (1,422,192)  (21,288,324)
                               -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net
  assets from operations            58,810     1,113,885   (3,699,089)    (658,283)  (12,541,191)
                               -----------  ------------  -----------  -----------  ------------
From contract transactions:
   Payments received from
     contract owners                 7,771     1,178,390    1,112,903       11,518    25,473,577
   Payments for contract
     benefits or terminations     (997,589)  (10,918,663)  (4,859,703)  (1,069,352)  (15,465,711)
   Transfers between
     sub-accounts (including
     fixed account), net          (358,162)   (6,946,042)     760,427      170,265     7,481,302
   Contract maintenance
     charges                       (20,035)     (606,160)     (21,111)     (13,829)     (854,395)
   Adjustments to net assets
     allocated to contracts
     in payout period                1,471            52       14,149          122         5,344
                               -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net
  assets from contract
  transactions                  (1,366,544)  (17,292,423)  (2,993,335)    (901,276)   16,640,117
                               -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net
  assets                        (1,307,734)  (16,178,538)  (6,692,424)  (1,559,559)    4,098,926
Net assets at beginning of
  period                         9,363,245    99,116,815   42,911,852    7,830,579   119,496,366
                               -----------  ------------  -----------  -----------  ------------
Net assets at end of period    $ 8,055,511  $ 82,938,277  $36,219,428  $ 6,271,020  $123,595,292
                               ===========  ============  ===========  ===========  ============
Beginning units                    429,263     4,844,465    1,516,772      285,880     6,121,123
Units issued                         5,188       388,131      114,295       11,966     2,131,484
Units redeemed                     (63,358)   (1,152,883)    (212,654)     (45,358)   (1,191,968)
                               -----------  ------------  -----------  -----------  ------------
Ending units                       371,093     4,079,713    1,418,413      252,488     7,060,639
                               ===========  ============  ===========  ===========  ============
For the Year Ended
  December 31, 2017
From operations:
   Dividends                   $        --  $         --  $   675,241  $   109,457  $  1,579,020
   Mortality and expense risk
     and administrative
     charges                      (143,737)   (1,534,112)    (642,817)    (120,403)   (1,573,944)
                               -----------  ------------  -----------  -----------  ------------
   Net investment income
     (loss)                       (143,737)   (1,534,112)      32,424      (10,946)        5,076
   Net realized gain (loss)        656,023     6,700,013    1,481,060      438,580     5,107,161
   Capital gain distribution
     from mutual funds             706,080     7,637,813    2,032,444      359,729     5,480,948
   Change in unrealized
     appreciation
     (depreciation) of
     investments                 1,025,138    11,455,543    1,562,132      111,732     2,250,686
                               -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net
  assets from operations         2,243,504    24,259,257    5,108,060      899,095    12,843,871
                               -----------  ------------  -----------  -----------  ------------
From contract transactions:
   Payments received from
     contract owners                 4,763     1,240,841      711,901        4,139    17,366,854
   Payments for contract
     benefits or terminations   (1,061,220)  (10,271,013)  (4,727,606)    (896,693)  (13,615,171)
   Transfers between
     sub-accounts (including
     fixed account), net          (436,820)   (8,130,795)     (64,730)     135,449     5,188,062
   Contract maintenance
     charges                       (18,989)     (616,658)     (22,035)     (14,398)     (613,334)
   Adjustments to net assets
     allocated to contracts
     in payout period                 (388)            1        5,313          770           (65)
                               -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net
  assets from contract
  transactions                  (1,512,654)  (17,777,624)  (4,097,157)    (770,733)    8,326,346
                               -----------  ------------  -----------  -----------  ------------
Increase (decrease) in net
  assets                           730,850     6,481,633    1,010,903      128,362    21,170,217
Net assets at beginning of
  period                         8,632,395    92,635,182   41,900,949    7,702,217    98,326,149
                               -----------  ------------  -----------  -----------  ------------
Net assets at end of period    $ 9,363,245  $ 99,116,815  $42,911,852  $ 7,830,579  $119,496,366
                               ===========  ============  ===========  ===========  ============
Beginning units                    506,392     5,785,018    1,670,764      316,357     5,622,038
Units issued                         7,178       359,074       84,960       18,754     2,856,171
Units redeemed                     (84,307)   (1,299,627)    (238,952)     (49,231)   (2,357,086)
                               -----------  ------------  -----------  -----------  ------------
Ending units                       429,263     4,844,465    1,516,772      285,880     6,121,123
                               ===========  ============  ===========  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                 SAST SA      SAST SA       SAST SA                    SAST SA
                                JPMorgan     JPMorgan      JPMorgan       SAST SA     JPMorgan
                                Emerging     Emerging      Emerging      JPMorgan      Equity-
                                 Markets      Markets       Markets    Equity-Income   Income
                                Portfolio    Portfolio     Portfolio     Portfolio    Portfolio
                                 Class 1      Class 2       Class 3       Class 1      Class 2
                               -----------  -----------  ------------  ------------- -----------
For the Year Ended
  December 31, 2018
From operations:
   Dividends                   $   446,217  $    70,169  $  2,226,783  $  2,390,448  $   162,329
   Mortality and expense risk
     and administrative
     charges                      (334,956)     (58,730)   (1,772,776)   (1,786,708)    (135,778)
                               -----------  -----------  ------------  ------------  -----------
   Net investment income
     (loss)                        111,261       11,439       454,007       603,740       26,551
   Net realized gain (loss)      1,126,062       84,703     3,851,891     7,118,845      595,614
   Capital gain distribution
     from mutual funds                  --           --            --     7,006,829      514,455
   Change in unrealized
     appreciation
     (depreciation) of
     investments                (5,999,020)    (908,758)  (29,428,819)  (21,171,089)  (1,615,606)
                               -----------  -----------  ------------  ------------  -----------
Increase (decrease) in net
  assets from operations        (4,761,697)    (812,616)  (25,122,921)   (6,441,675)    (478,986)
                               -----------  -----------  ------------  ------------  -----------
From contract transactions:
   Payments received from
     contract owners                68,468        1,439     2,104,577       755,187        4,688
   Payments for contract
     benefits or terminations   (2,482,002)    (384,956)  (14,525,184)  (12,539,111)  (1,001,520)
   Transfers between
     sub-accounts (including
     fixed account), net          (324,098)      64,190     9,090,621    (2,689,708)     (54,712)
   Contract maintenance
     charges                       (17,499)      (8,119)     (724,913)      (44,523)     (12,448)
   Adjustments to net assets
     allocated to contracts
     in payout period                5,412           68         3,221        33,239        1,661
                               -----------  -----------  ------------  ------------  -----------
Increase (decrease) in net
  assets from contract
  transactions                  (2,749,719)    (327,378)   (4,051,678)  (14,484,916)  (1,062,331)
                               -----------  -----------  ------------  ------------  -----------
Increase (decrease) in net
  assets                        (7,511,416)  (1,139,994)  (29,174,599)  (20,926,591)  (1,541,317)
Net assets at beginning of
  period                        24,911,399    4,158,759   126,652,852   123,687,488    8,988,827
                               -----------  -----------  ------------  ------------  -----------
Net assets at end of period    $17,399,983  $ 3,018,765  $ 97,478,253  $102,760,897  $ 7,447,510
                               ===========  ===========  ============  ============  ===========
Beginning units                  1,104,487      190,908     7,650,357     2,083,378      154,933
Units issued                        85,017       13,180     1,531,382        27,597        2,483
Units redeemed                    (217,873)     (29,267)   (1,700,686)     (269,095)     (20,705)
                               -----------  -----------  ------------  ------------  -----------
Ending units                       971,631      174,821     7,481,053     1,841,880      136,711
                               ===========  ===========  ============  ============  ===========
For the Year Ended
  December 31, 2017
From operations:
   Dividends                   $   449,859  $    71,832  $  2,079,090  $  2,528,722  $   169,988
   Mortality and expense risk
     and administrative
     charges                      (346,266)     (62,494)   (1,937,211)   (1,829,525)    (139,215)
                               -----------  -----------  ------------  ------------  -----------
   Net investment income
     (loss)                        103,593        9,338       141,879       699,197       30,773
   Net realized gain (loss)        787,759      118,552     4,848,237     7,320,310      602,534
   Capital gain distribution
     from mutual funds                  --           --            --     5,934,692      430,162
   Change in unrealized
     appreciation
     (depreciation) of
     investments                 6,575,229    1,175,470    36,267,872     4,517,863      264,086
                               -----------  -----------  ------------  ------------  -----------
Increase (decrease) in net
  assets from operations         7,466,581    1,303,360    41,257,988    18,472,062    1,327,555
                               -----------  -----------  ------------  ------------  -----------
From contract transactions:
   Payments received from
     contract owners               116,486       31,903     2,236,247       622,862       16,757
   Payments for contract
     benefits or terminations   (2,207,663)    (531,419)  (14,896,855)  (14,067,241)  (1,062,031)
   Transfers between
     sub-accounts (including
     fixed account), net           504,279      (63,326)  (13,272,942)   (2,177,444)     (57,791)
   Contract maintenance
     charges                       (18,219)      (8,710)     (791,383)      (50,906)     (12,573)
   Adjustments to net assets
     allocated to contracts
     in payout period                1,321          (73)       (2,022)       31,666         (842)
                               -----------  -----------  ------------  ------------  -----------
Increase (decrease) in net
  assets from contract
  transactions                  (1,603,796)    (571,625)  (26,726,955)  (15,641,063)  (1,116,480)
                               -----------  -----------  ------------  ------------  -----------
Increase (decrease) in net
  assets                         5,862,785      731,735    14,531,033     2,830,999      211,075
Net assets at beginning of
  period                        19,048,614    3,427,024   112,121,819   120,856,489    8,777,752
                               -----------  -----------  ------------  ------------  -----------
Net assets at end of period    $24,911,399  $ 4,158,759  $126,652,852  $123,687,488  $ 8,988,827
                               ===========  ===========  ============  ============  ===========
Beginning units                  1,183,654      219,944     9,316,070     2,373,264      175,757
Units issued                       110,029       19,909       887,475        38,703        2,769
Units redeemed                    (189,196)     (48,945)   (2,553,188)     (328,589)     (23,593)
                               -----------  -----------  ------------  ------------  -----------
Ending units                     1,104,487      190,908     7,650,357     2,083,378      154,933
                               ===========  ===========  ============  ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                               SAST SA      SAST SA      SAST SA
                                  SAST SA        SAST SA      JPMorgan     JPMorgan     JPMorgan
                                 JPMorgan       JPMorgan       Global       Global      MFS Core
                               Equity-Income Global Equities  Equities     Equities       Bond
                                 Portfolio      Portfolio     Portfolio    Portfolio    Portfolio
                                  Class 3        Class 1       Class 2      Class 3      Class 1
                               ------------- --------------- -----------  -----------  -----------
For the Year Ended
  December 31, 2018
From operations:
   Dividends                   $  2,395,165   $    703,754   $    56,636  $   444,486  $   849,245
   Mortality and expense risk
     and administrative
     charges                     (2,028,466)      (616,485)      (55,204)    (460,637)    (544,877)
                               ------------   ------------   -----------  -----------  -----------
   Net investment income
     (loss)                         366,699         87,269         1,432      (16,151)     304,368
   Net realized gain (loss)       7,989,131      2,176,677       206,867    2,081,060      149,046
   Capital gain distribution
     from mutual funds            8,002,551      5,251,412       464,836    3,864,256           --
   Change in unrealized
     appreciation
     (depreciation) of
     investments                (23,747,515)   (12,279,417)   (1,096,070)  (9,439,004)  (1,246,824)
                               ------------   ------------   -----------  -----------  -----------
Increase (decrease) in net
  assets from operations         (7,389,134)    (4,764,059)     (422,935)  (3,509,839)    (793,410)
                               ------------   ------------   -----------  -----------  -----------
From contract transactions:
   Payments received from
     contract owners              2,740,487        217,330           159      819,261      455,697
   Payments for contract
     benefits or terminations   (16,895,811)    (3,879,201)     (330,840)  (3,627,198)  (4,631,406)
   Transfers between
     sub-accounts (including
     fixed account), net         (1,840,085)         9,710       (52,802)     435,680      986,377
   Contract maintenance
     charges                       (875,618)       (14,169)       (6,878)    (154,774)     (11,937)
   Adjustments to net assets
     allocated to contracts
     in payout period                 2,066          7,933           157           84        2,060
                               ------------   ------------   -----------  -----------  -----------
Increase (decrease) in net
  assets from contract
  transactions                  (16,868,961)    (3,658,397)     (390,204)  (2,526,947)  (3,199,209)
                               ------------   ------------   -----------  -----------  -----------
Increase (decrease) in net
  assets                        (24,258,095)    (8,422,456)     (813,139)  (6,036,786)  (3,992,619)
Net assets at beginning of
  period                        140,944,540     41,995,898     3,790,728   30,823,302   37,655,182
                               ------------   ------------   -----------  -----------  -----------
Net assets at end of period    $116,686,445   $ 33,573,442   $ 2,977,589  $24,786,516  $33,662,563
                               ============   ============   ===========  ===========  ===========
Beginning units                   6,070,332      1,235,550       114,017    1,565,465    1,278,053
Units issued                        396,983         36,001         3,342      189,862       98,227
Units redeemed                   (1,063,826)      (143,567)      (14,985)    (318,402)    (209,766)
                               ------------   ------------   -----------  -----------  -----------
Ending units                      5,403,489      1,127,984       102,374    1,436,925    1,166,514
                               ============   ============   ===========  ===========  ===========
For the Year Ended
  December 31, 2017
From operations:
   Dividends                   $  2,623,774   $    721,566   $    61,938  $   472,291  $   885,730
   Mortality and expense risk
     and administrative
     charges                     (2,073,119)      (606,707)      (57,028)    (461,255)    (577,400)
                               ------------   ------------   -----------  -----------  -----------
   Net investment income
     (loss)                         550,655        114,859         4,910       11,036      308,330
   Net realized gain (loss)       7,823,375      1,936,734       215,522    2,078,421      260,991
   Capital gain distribution
     from mutual funds            6,894,225             --            --           --           --
   Change in unrealized
     appreciation
     (depreciation) of
     investments                  5,587,965      6,047,040       530,038    3,913,654      330,085
                               ------------   ------------   -----------  -----------  -----------
Increase (decrease) in net
  assets from operations         20,856,220      8,098,633       750,470    6,003,111      899,406
                               ------------   ------------   -----------  -----------  -----------
From contract transactions:
   Payments received from
     contract owners              3,082,730         99,054           432      679,363      350,736
   Payments for contract
     benefits or terminations   (13,066,304)    (3,675,486)     (372,786)  (3,980,696)  (3,823,959)
   Transfers between
     sub-accounts (including
     fixed account), net         (2,873,438)      (442,014)     (177,630)    (497,799)   1,301,885
   Contract maintenance
     charges                       (869,589)       (16,560)       (6,806)    (150,923)     (15,553)
   Adjustments to net assets
     allocated to contracts
     in payout period                  (978)           720           106          198       (1,032)
                               ------------   ------------   -----------  -----------  -----------
Increase (decrease) in net
  assets from contract
  transactions                  (13,727,579)    (4,034,286)     (556,684)  (3,949,857)  (2,187,923)
                               ------------   ------------   -----------  -----------  -----------
Increase (decrease) in net
  assets                          7,128,641      4,064,347       193,786    2,053,254   (1,288,517)
Net assets at beginning of
  period                        133,815,899     37,931,551     3,596,942   28,770,048   38,943,699
                               ------------   ------------   -----------  -----------  -----------
Net assets at end of period    $140,944,540   $ 41,995,898   $ 3,790,728  $30,823,302  $37,655,182
                               ============   ============   ===========  ===========  ===========
Beginning units                   6,661,764      1,368,531       132,337    1,768,510    1,352,999
Units issued                        669,850         23,143         1,094      165,720       99,998
Units redeemed                   (1,261,282)      (156,124)      (19,414)    (368,765)    (174,944)
                               ------------   ------------   -----------  -----------  -----------
Ending units                      6,070,332      1,235,550       114,017    1,565,465    1,278,053
                               ============   ============   ===========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                          SAST SA                        SAST SA      SAST SA       SAST SA
                                                         JPMorgan                       JPMorgan     JPMorgan      JPMorgan
                                                         MFS Core         SAST SA        Mid-Cap      Mid-Cap       Mid-Cap
                                                           Bond        JPMorgan MFS      Growth       Growth        Growth
                                                         Portfolio       Core Bond      Portfolio    Portfolio     Portfolio
                                                          Class 2    Portfolio Class 3   Class 1      Class 2       Class 3
                                                        -----------  ----------------- -----------  -----------  ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                            $   130,226    $  14,312,751   $        --  $        --  $         --
   Mortality and expense risk and administrative
     charges                                                (90,677)      (9,884,548)     (522,507)    (201,433)   (1,697,640)
                                                        -----------    -------------   -----------  -----------  ------------
   Net investment income (loss)                              39,549        4,428,203      (522,507)    (201,433)   (1,697,640)
   Net realized gain (loss)                                (103,494)      (6,517,191)    2,347,891      942,766     7,717,436
   Capital gain distribution from mutual funds                   --               --     3,982,660    1,519,239    13,123,735
   Change in unrealized appreciation (depreciation) of
     investments                                            (86,488)     (13,461,674)   (7,686,445)  (2,928,919)  (24,654,437)
                                                        -----------    -------------   -----------  -----------  ------------
Increase (decrease) in net assets from operations          (150,433)     (15,550,662)   (1,878,401)    (668,347)   (5,510,906)
                                                        -----------    -------------   -----------  -----------  ------------
From contract transactions:
   Payments received from contract owners                       887       12,879,773       693,663        9,573     3,555,722
   Payments for contract benefits or terminations        (1,051,990)     (83,011,339)   (3,807,195)  (1,199,785)  (13,877,822)
   Transfers between sub-accounts (including fixed
     account), net                                         (165,162)     (32,921,681)      545,307     (287,168)   (3,068,672)
   Contract maintenance charges                             (14,035)      (5,552,225)      (13,562)     (25,962)     (507,586)
   Adjustments to net assets allocated to contracts in
     payout period                                               --              805         1,752          827          (310)
                                                        -----------    -------------   -----------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                           (1,230,300)    (108,604,667)   (2,580,035)  (1,502,515)  (13,898,668)
                                                        -----------    -------------   -----------  -----------  ------------
Increase (decrease) in net assets                        (1,380,733)    (124,155,329)   (4,458,436)  (2,170,862)  (19,409,574)
Net assets at beginning of period                         6,341,421      703,755,258    33,512,190   12,833,247   112,694,882
                                                        -----------    -------------   -----------  -----------  ------------
Net assets at end of period                             $ 4,960,688    $ 579,599,929   $29,053,754  $10,662,385  $ 93,285,308
                                                        ===========    =============   ===========  ===========  ============
Beginning units                                             221,946       43,011,014     1,337,546      525,997     4,655,356
Units issued                                                 10,072        4,059,231        96,063        7,921       543,014
Units redeemed                                              (54,361)     (10,627,112)     (195,306)     (66,131)   (1,069,015)
                                                        -----------    -------------   -----------  -----------  ------------
Ending units                                                177,657       36,443,133     1,238,303      467,787     4,129,355
                                                        ===========    =============   ===========  ===========  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                            $   145,205    $  15,079,146   $        --  $        --  $         --
   Mortality and expense risk and administrative
     charges                                               (103,538)     (10,450,629)     (482,827)    (196,939)   (1,735,737)
                                                        -----------    -------------   -----------  -----------  ------------
   Net investment income (loss)                              41,667        4,628,517      (482,827)    (196,939)   (1,735,737)
   Net realized gain (loss)                                 (32,812)        (584,081)    2,019,481    1,217,759     8,305,510
   Capital gain distribution from mutual funds                   --               --     1,761,751      711,301     6,372,840
   Change in unrealized appreciation (depreciation) of
     investments                                            136,886       10,784,309     4,376,910    1,305,657    13,985,550
                                                        -----------    -------------   -----------  -----------  ------------
Increase (decrease) in net assets from operations           145,741       14,828,745     7,675,315    3,037,778    26,928,163
                                                        -----------    -------------   -----------  -----------  ------------
From contract transactions:
   Payments received from contract owners                    84,650       15,722,103       557,459       23,208     2,540,179
   Payments for contract benefits or terminations        (1,162,950)     (71,753,317)   (3,485,638)  (1,656,300)  (12,971,325)
   Transfers between sub-accounts (including fixed
     account), net                                          320,187       55,771,423        31,053     (490,585)   (7,519,430)
   Contract maintenance charges                             (14,729)      (5,478,338)      (14,993)     (25,499)     (527,939)
   Adjustments to net assets allocated to contracts in
     payout period                                               --              (21)          301         (122)         (361)
                                                        -----------    -------------   -----------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                             (772,842)      (5,738,150)   (2,911,818)  (2,149,298)  (18,478,876)
                                                        -----------    -------------   -----------  -----------  ------------
Increase (decrease) in net assets                          (627,101)       9,090,595     4,763,497      888,480     8,449,287
Net assets at beginning of period                         6,968,522      694,664,663    28,748,693   11,944,767   104,245,595
                                                        -----------    -------------   -----------  -----------  ------------
Net assets at end of period                             $ 6,341,421    $ 703,755,258   $33,512,190  $12,833,247  $112,694,882
                                                        ===========    =============   ===========  ===========  ============
Beginning units                                             249,214       43,120,503     1,465,011      623,566     5,475,198
Units issued                                                 28,348        7,386,202        92,951       11,645       454,692
Units redeemed                                              (55,616)      (7,495,691)     (220,416)    (109,214)   (1,274,534)
                                                        -----------    -------------   -----------  -----------  ------------
Ending units                                                221,946       43,011,014     1,337,546      525,997     4,655,356
                                                        ===========    =============   ===========  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                         SAST SA                SAST SA                    SAST SA
                                                        Large Cap   SAST SA    Large Cap  SAST SA Legg    Legg Mason
                                                         Growth    Large Cap     Value      Mason BW       BW Large
                                                          Index      Index       Index      Large Cap     Cap Value
                                                        Portfolio  Portfolio   Portfolio Value Portfolio  Portfolio
                                                         Class 3    Class 3     Class 3      Class 1       Class 2
                                                        --------- -----------  --------- --------------- -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                            $  1,585  $   328,291  $  7,041   $  5,419,199   $   613,402
   Mortality and expense risk and administrative
     charges                                              (1,381)    (129,863)   (1,717)    (5,000,821)     (635,893)
                                                        --------  -----------  --------   ------------   -----------
   Net investment income (loss)                              204      198,428     5,324        418,378       (22,491)
   Net realized gain (loss)                                 (231)    (264,595)       49      1,440,398        35,520
   Capital gain distribution from mutual funds               672      329,558       839     26,185,277     3,279,116
   Change in unrealized appreciation (depreciation) of
     investments                                         (28,766)  (1,264,976)  (49,209)   (59,035,218)   (7,223,796)
                                                        --------  -----------  --------   ------------   -----------
Increase (decrease) in net assets from operations        (28,121)  (1,001,585)  (42,997)   (30,991,165)   (3,931,651)
                                                        --------  -----------  --------   ------------   -----------
From contract transactions:
   Payments received from contract owners                122,719    3,017,915   477,919      1,043,107        55,555
   Payments for contract benefits or terminations         (1,982)     (74,495)     (333)   (35,311,490)   (4,472,300)
   Transfers between sub-accounts (including fixed
     account), net                                       176,164    1,969,291    59,545        (14,925)      131,946
   Contract maintenance charges                               --         (633)       --       (117,988)      (81,239)
   Adjustments to net assets allocated to contracts in
     payout period                                            --           --        --         27,830         5,975
                                                        --------  -----------  --------   ------------   -----------
Increase (decrease) in net assets from contract
  transactions                                           296,901    4,912,078   537,131    (34,373,466)   (4,360,063)
                                                        --------  -----------  --------   ------------   -----------
Increase (decrease) in net assets                        268,780    3,910,493   494,134    (65,364,631)   (8,291,714)
Net assets at beginning of period                             --    5,798,341        --    345,232,161    43,046,918
                                                        --------  -----------  --------   ------------   -----------
Net assets at end of period                             $268,780  $ 9,708,834  $494,134   $279,867,530   $34,755,204
                                                        ========  ===========  ========   ============   ===========
Beginning units                                               --      553,199        --      4,994,805       638,187
Units issued                                              28,562      779,966    57,774        188,181        26,454
Units redeemed                                              (514)    (343,734)   (4,553)      (682,269)      (90,241)
                                                        --------  -----------  --------   ------------   -----------
Ending units                                              28,048      989,431    53,221      4,500,717       574,400
                                                        ========  ===========  ========   ============   ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                            $     --  $        --  $     --   $  5,962,097   $   690,816
   Mortality and expense risk and administrative
     charges                                                  --         (773)       --     (5,099,122)     (673,650)
                                                        --------  -----------  --------   ------------   -----------
   Net investment income (loss)                               --         (773)       --        862,975        17,166
   Net realized gain (loss)                                   --           35        --     (1,246,382)     (260,782)
   Capital gain distribution from mutual funds                --           --        --     11,623,956     1,474,965
   Change in unrealized appreciation (depreciation) of
     investments                                              --      (12,620)       --     46,572,611     6,095,852
                                                        --------  -----------  --------   ------------   -----------
Increase (decrease) in net assets from operations             --      (13,358)       --     57,813,160     7,327,201
                                                        --------  -----------  --------   ------------   -----------
From contract transactions:
   Payments received from contract owners                     --       25,000        --      1,073,322        66,743
   Payments for contract benefits or terminations             --           --        --    (37,691,363)   (6,618,408)
   Transfers between sub-accounts (including fixed
     account), net                                            --    5,786,699        --     (7,698,177)   (1,469,662)
   Contract maintenance charges                               --           --        --       (134,213)      (86,815)
   Adjustments to net assets allocated to contracts in
     payout period                                            --           --        --         12,557          (392)
                                                        --------  -----------  --------   ------------   -----------
Increase (decrease) in net assets from contract
  transactions                                                --    5,811,699        --    (44,437,874)   (8,108,534)
                                                        --------  -----------  --------   ------------   -----------
Increase (decrease) in net assets                             --    5,798,341        --     13,375,286      (781,333)
Net assets at beginning of period                             --           --        --    331,856,875    43,828,251
                                                        --------  -----------  --------   ------------   -----------
Net assets at end of period                             $     --  $ 5,798,341  $     --   $345,232,161   $43,046,918
                                                        ========  ===========  ========   ============   ===========
Beginning units                                               --           --        --      5,697,680       770,664
Units issued                                                  --      553,204        --         45,245         5,927
Units redeemed                                                --           (5)       --       (748,120)     (138,404)
                                                        --------  -----------  --------   ------------   -----------
Ending units                                                  --      553,199        --      4,994,805       638,187
                                                        ========  ===========  ========   ============   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                   SAST SA
                                                         SAST SA Legg      SAST SA       SAST SA      SAST SA     MFS Blue
                                                           Mason BW      Legg Mason    Legg Mason    MFS Blue       Chip
                                                           Large Cap      Tactical      Tactical    Chip Growth    Growth
                                                        Value Portfolio Opportunities Opportunities  Portfolio    Portfolio
                                                            Class 3        Class 1       Class 3      Class 1      Class 2
                                                        --------------- ------------- ------------- -----------  ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                             $  5,444,787      $   471     $   276,069  $    30,936  $    6,090
   Mortality and expense risk and administrative
     charges                                               (6,076,637)        (167)       (158,991)    (124,583)    (42,640)
                                                         ------------      -------     -----------  -----------  ----------
   Net investment income (loss)                              (631,850)         304         117,078      (93,647)    (36,550)
   Net realized gain (loss)                                (3,571,106)          36          22,927      572,649     309,365
   Capital gain distribution from mutual funds             31,211,292           54          33,544      574,605     185,212
   Change in unrealized appreciation (depreciation) of
     investments                                          (65,059,553)      (2,283)     (1,662,979)  (1,504,735)   (590,860)
                                                         ------------      -------     -----------  -----------  ----------
Increase (decrease) in net assets from operations         (38,051,217)      (1,889)     (1,489,430)    (451,128)   (132,833)
                                                         ------------      -------     -----------  -----------  ----------
From contract transactions:
   Payments received from contract owners                   2,952,138        7,500      18,480,376       41,741          --
   Payments for contract benefits or terminations         (53,657,214)        (356)       (212,758)    (869,808)   (475,528)
   Transfers between sub-accounts (including fixed
     account), net                                         20,965,542         (234)        994,841     (297,631)     27,373
   Contract maintenance charges                            (2,023,359)        (426)       (127,495)      (4,028)     (6,357)
   Adjustments to net assets allocated to contracts in
     payout period                                              2,538           --              --        1,593          --
                                                         ------------      -------     -----------  -----------  ----------
Increase (decrease) in net assets from contract
  transactions                                            (31,760,355)       6,484      19,134,964   (1,128,133)   (454,512)
                                                         ------------      -------     -----------  -----------  ----------
Increase (decrease) in net assets                         (69,811,572)       4,595      17,645,534   (1,579,261)   (587,345)
Net assets at beginning of period                         413,453,388       23,851       2,912,461    8,154,326   2,793,112
                                                         ------------      -------     -----------  -----------  ----------
Net assets at end of period                              $343,641,816      $28,446     $20,557,995  $ 6,575,065  $2,205,767
                                                         ============      =======     ===========  ===========  ==========
Beginning units                                            12,159,415        2,314         283,268      628,960     224,398
Units issued                                                1,700,891        1,747       2,008,022       27,596       6,042
Units redeemed                                             (2,249,188)      (1,118)       (137,180)    (113,808)    (40,038)
                                                         ------------      -------     -----------  -----------  ----------
Ending units                                               11,611,118        2,943       2,154,110      542,748     190,402
                                                         ============      =======     ===========  ===========  ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $  6,307,987      $    86     $     7,782  $    53,573  $   14,207
   Mortality and expense risk and administrative
     charges                                               (6,321,890)          (4)         (2,451)    (115,413)    (41,778)
                                                         ------------      -------     -----------  -----------  ----------
   Net investment income (loss)                               (13,903)          82           5,331      (61,840)    (27,571)
   Net realized gain (loss)                                (6,038,761)          --              25      388,253     175,120
   Capital gain distribution from mutual funds             14,235,416           --              --      163,827      55,343
   Change in unrealized appreciation (depreciation) of
     investments                                           61,220,362          (43)         23,305    1,193,345     388,670
                                                         ------------      -------     -----------  -----------  ----------
Increase (decrease) in net assets from operations          69,403,114           39          28,661    1,683,585     591,562
                                                         ------------      -------     -----------  -----------  ----------
From contract transactions:
   Payments received from contract owners                   4,452,473       23,800       2,746,381       86,782         (15)
   Payments for contract benefits or terminations         (51,234,797)          --            (405)    (786,150)   (287,511)
   Transfers between sub-accounts (including fixed
     account), net                                        (11,391,569)          12         137,824      356,062     (30,703)
   Contract maintenance charges                            (2,085,851)          --              --       (3,796)     (6,168)
   Adjustments to net assets allocated to contracts in
     payout period                                             (3,324)          --              --          166          --
                                                         ------------      -------     -----------  -----------  ----------
Increase (decrease) in net assets from contract
  transactions                                            (60,263,068)      23,812       2,883,800     (346,936)   (324,397)
                                                         ------------      -------     -----------  -----------  ----------
Increase (decrease) in net assets                           9,140,046       23,851       2,912,461    1,336,649     267,165
Net assets at beginning of period                         404,313,342           --              --    6,817,677   2,525,947
                                                         ------------      -------     -----------  -----------  ----------
Net assets at end of period                              $413,453,388      $23,851     $ 2,912,461  $ 8,154,326  $2,793,112
                                                         ============      =======     ===========  ===========  ==========
Beginning units                                            13,854,264           --              --      657,941     253,275
Units issued                                                  751,797        2,314         283,419       56,085       1,047
Units redeemed                                             (2,446,646)          --            (151)     (85,066)    (29,924)
                                                         ------------      -------     -----------  -----------  ----------
Ending units                                               12,159,415        2,314         283,268      628,960     224,398
                                                         ============      =======     ===========  ===========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                               SAST SA
                                                                                 MFS
                                               SAST SA MFS    SAST SA MFS   Massachusetts   SAST SA MFS
                                                Blue Chip    Massachusetts    Investors    Massachusetts    SAST SA MFS
                                                 Growth     Investors Trust     Trust     Investors Trust Telecom Utility
                                                Portfolio      Portfolio      Portfolio      Portfolio       Portfolio
                                                 Class 3        Class 1        Class 2        Class 3         Class 1
                                              ------------  --------------- ------------- --------------- ---------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                  $    133,120   $    373,024    $    46,950   $  1,269,459    $    472,936
   Mortality and expense risk and
     administrative charges                     (1,480,263)      (727,472)      (122,487)    (3,769,443)       (127,660)
                                              ------------   ------------    -----------   ------------    ------------
   Net investment income (loss)                 (1,347,143)      (354,448)       (75,537)    (2,499,984)        345,276
   Net realized gain (loss)                      9,538,343      3,427,380        821,443     21,510,343         707,061
   Capital gain distribution from mutual
     funds                                       6,798,229      4,042,330        636,956     20,659,563       1,279,898
   Change in unrealized appreciation
     (depreciation) of investments             (19,972,489)   (10,000,967)    (1,815,517)   (54,288,684)     (2,091,967)
                                              ------------   ------------    -----------   ------------    ------------
Increase (decrease) in net assets from
  operations                                    (4,983,060)    (2,885,705)      (432,655)   (14,618,762)        240,268
                                              ------------   ------------    -----------   ------------    ------------
From contract transactions:
   Payments received from contract owners        2,354,141        211,093         12,057      1,289,781          63,914
   Payments for contract benefits or
     terminations                              (13,074,974)    (5,086,465)      (972,052)   (30,970,798)     (1,016,023)
   Transfers between sub-accounts (including
     fixed account), net                          (187,614)    (1,297,785)      (519,162)    (4,946,791)    (10,491,230)
   Contract maintenance charges                   (589,661)       (21,072)       (16,362)    (1,810,661)         (4,814)
   Adjustments to net assets allocated to
     contracts in payout period                       (533)         5,840            159            161           1,020
                                              ------------   ------------    -----------   ------------    ------------
Increase (decrease) in net assets from
  contract transactions                        (11,498,641)    (6,188,389)    (1,495,360)   (36,438,308)    (11,447,133)
                                              ------------   ------------    -----------   ------------    ------------
Increase (decrease) in net assets              (16,481,701)    (9,074,094)    (1,928,015)   (51,057,070)    (11,206,865)
Net assets at beginning of period               99,386,742     49,594,539      8,355,736    261,223,335      11,206,865
                                              ------------   ------------    -----------   ------------    ------------
Net assets at end of period                   $ 82,905,041   $ 40,520,445    $ 6,427,721   $210,166,265    $         --
                                              ============   ============    ===========   ============    ============
Beginning units                                  5,856,762      1,037,465        179,689      9,771,722         422,559
Units issued                                       681,357         10,423          9,591        421,462          11,777
Units redeemed                                  (1,301,805)      (138,054)       (40,653)    (1,686,071)       (434,336)
                                              ------------   ------------    -----------   ------------    ------------
Ending units                                     5,236,314        909,834        148,627      8,507,113              --
                                              ============   ============    ===========   ============    ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                  $    448,276   $    492,853    $    70,106   $  2,071,203    $    302,319
   Mortality and expense risk and
     administrative charges                     (1,466,943)      (729,000)      (126,636)    (3,971,195)       (176,437)
                                              ------------   ------------    -----------   ------------    ------------
   Net investment income (loss)                 (1,018,667)      (236,147)       (56,530)    (1,899,992)        125,882
   Net realized gain (loss)                      7,872,504      2,959,403        853,981     20,788,951         562,117
   Capital gain distribution from mutual
     funds                                       2,021,057      1,220,948        203,158      6,643,132         111,115
   Change in unrealized appreciation
     (depreciation) of investments              12,489,112      5,383,778        566,861     24,786,429         652,372
                                              ------------   ------------    -----------   ------------    ------------
Increase (decrease) in net assets from
  operations                                    21,364,006      9,327,982      1,567,470     50,318,520       1,451,486
                                              ------------   ------------    -----------   ------------    ------------
From contract transactions:
   Payments received from contract owners        2,467,293        371,708          9,259      3,180,069          96,902
   Payments for contract benefits or
     terminations                              (10,662,386)    (4,960,387)    (1,391,646)   (27,636,248)     (1,359,280)
   Transfers between sub-accounts (including
     fixed account), net                        (3,589,194)      (749,307)        59,374    (14,342,974)       (301,485)
   Contract maintenance charges                   (589,863)       (23,427)       (16,876)    (1,837,000)         (6,923)
   Adjustments to net assets allocated to
     contracts in payout period                         95          4,247            111            (98)             (9)
                                              ------------   ------------    -----------   ------------    ------------
Increase (decrease) in net assets from
  contract transactions                        (12,374,055)    (5,357,166)    (1,339,778)   (40,636,251)     (1,570,795)
                                              ------------   ------------    -----------   ------------    ------------
Increase (decrease) in net assets                8,989,951      3,970,816        227,692      9,682,269        (119,309)
Net assets at beginning of period               90,396,791     45,623,723      8,128,044    251,541,066      11,326,174
                                              ------------   ------------    -----------   ------------    ------------
Net assets at end of period                   $ 99,386,742   $ 49,594,539    $ 8,355,736   $261,223,335    $ 11,206,865
                                              ============   ============    ===========   ============    ============
Beginning units                                  6,716,150      1,162,651        211,826     11,336,228         483,684
Units issued                                       583,020         23,142          8,790        592,216          11,013
Units redeemed                                  (1,442,408)      (148,328)       (40,927)    (2,156,722)        (72,138)
                                              ------------   ------------    -----------   ------------    ------------
Ending units                                     5,856,762      1,037,465        179,689      9,771,722         422,559
                                              ============   ============    ===========   ============    ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                     SAST SA                                    SAST SA
                                                   MFS Telecom    SAST SA MFS   SAST SA MFS    MFS Total   SAST SA MFS
                                                     Utility    Telecom Utility Total Return    Return     Total Return
                                                    Portfolio      Portfolio     Portfolio     Portfolio    Portfolio
                                                     Class 2        Class 3       Class 1       Class 2      Class 3
                                                   -----------  --------------- ------------  -----------  ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                       $    51,034   $    860,785   $  2,050,691  $   497,412  $  3,155,831
   Mortality and expense risk and administrative
     charges                                           (14,932)      (260,304)    (1,539,133)    (415,418)   (2,620,928)
                                                   -----------   ------------   ------------  -----------  ------------
   Net investment income (loss)                         36,102        600,481        511,558       81,994       534,903
   Net realized gain (loss)                             10,751     (1,626,138)     3,362,354      942,606     4,969,925
   Capital gain distribution from mutual funds         146,204      2,580,060      5,445,608    1,437,019     9,520,171
   Change in unrealized appreciation
     (depreciation) of investments                    (169,194)    (1,072,974)   (16,391,255)  (4,371,201)  (27,566,233)
                                                   -----------   ------------   ------------  -----------  ------------
Increase (decrease) in net assets from operations       23,863        481,429     (7,071,735)  (1,909,582)  (12,541,234)
                                                   -----------   ------------   ------------  -----------  ------------
From contract transactions:
   Payments received from contract owners                  258        395,363        749,129       19,347    12,733,160
   Payments for contract benefits or terminations     (142,607)    (2,142,450)   (12,043,157)  (2,955,309)  (23,494,061)
   Transfers between sub-accounts (including
     fixed account), net                            (1,107,255)   (21,044,454)    (1,635,721)    (870,246)     (504,858)
   Contract maintenance charges                         (1,509)       (90,428)       (35,555)     (49,697)     (779,610)
   Adjustments to net assets allocated to
     contracts in payout period                             --            112          4,312        1,936         1,187
                                                   -----------   ------------   ------------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                      (1,251,113)   (22,881,857)   (12,960,992)  (3,853,969)  (12,044,182)
                                                   -----------   ------------   ------------  -----------  ------------
Increase (decrease) in net assets                   (1,227,250)   (22,400,428)   (20,032,727)  (5,763,551)  (24,585,416)
Net assets at beginning of period                    1,227,250     22,400,428    107,789,576   28,831,401   177,549,051
                                                   -----------   ------------   ------------  -----------  ------------
Net assets at end of period                        $        --   $         --   $ 87,756,849  $23,067,850  $152,963,635
                                                   ===========   ============   ============  ===========  ============
Beginning units                                         47,993      1,112,532      2,420,528      663,581     6,814,323
Units issued                                             2,657         89,959         59,563        6,462     1,134,878
Units redeemed                                         (50,650)    (1,202,491)      (342,226)     (97,082)   (1,350,561)
                                                   -----------   ------------   ------------  -----------  ------------
Ending units                                                --             --      2,137,865      572,961     6,598,640
                                                   ===========   ============   ============  ===========  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                       $    32,251   $    535,426   $  2,661,816  $   671,062  $  3,936,169
   Mortality and expense risk and administrative
     charges                                           (20,808)      (347,405)    (1,659,499)    (460,465)   (2,674,468)
                                                   -----------   ------------   ------------  -----------  ------------
   Net investment income (loss)                         11,443        188,021      1,002,317      210,597     1,261,701
   Net realized gain (loss)                            108,273        412,053      3,868,580    1,186,247     6,725,471
   Capital gain distribution from mutual funds          12,659        217,250      5,767,982    1,555,747     9,430,685
   Change in unrealized appreciation
     (depreciation) of investments                      29,658      1,946,580        213,491      (74,946)     (692,127)
                                                   -----------   ------------   ------------  -----------  ------------
Increase (decrease) in net assets from operations      162,033      2,763,904     10,852,370    2,877,645    16,725,730
                                                   -----------   ------------   ------------  -----------  ------------
From contract transactions:
   Payments received from contract owners                  660        992,489      1,036,897       23,617    11,853,706
   Payments for contract benefits or terminations     (224,986)    (2,372,746)   (11,977,598)  (3,674,763)  (24,829,876)
   Transfers between sub-accounts (including
     fixed account), net                               (78,938)      (969,715)      (673,796)    (234,776)    6,623,905
   Contract maintenance charges                         (2,468)      (120,289)       (40,658)     (52,470)     (668,195)
   Adjustments to net assets allocated to
     contracts in payout period                           (286)          (183)         7,909       (1,070)          520
                                                   -----------   ------------   ------------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                        (306,018)    (2,470,444)   (11,647,246)  (3,939,462)   (7,019,940)
                                                   -----------   ------------   ------------  -----------  ------------
Increase (decrease) in net assets                     (143,985)       293,460       (794,876)  (1,061,817)    9,705,790
Net assets at beginning of period                    1,371,235     22,106,968    108,584,452   29,893,218   167,843,261
                                                   -----------   ------------   ------------  -----------  ------------
Net assets at end of period                        $ 1,227,250   $ 22,400,428   $107,789,576  $28,831,401  $177,549,051
                                                   ===========   ============   ============  ===========  ============
Beginning units                                         60,597      1,217,465      2,693,485      758,634     6,682,583
Units issued                                             1,910        187,895         84,281       16,590     1,468,881
Units redeemed                                         (14,514)      (292,828)      (357,238)    (111,643)   (1,337,141)
                                                   -----------   ------------   ------------  -----------  ------------
Ending units                                            47,993      1,112,532      2,420,528      663,581     6,814,323
                                                   ===========   ============   ============  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                              SAST SA       SAST SA
                                              Morgan        Morgan        SAST SA       SAST SA
                                 SAST SA      Stanley       Stanley    Morgan Stanley Oppenheimer
                                 Mid Cap   International International International  Main Street
                                  Index      Equities      Equities       Equities     Large Cap
                                Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                 Class 3      Class 1       Class 2       Class 3       Class 1
                               ----------  ------------- ------------- -------------- -----------
For the Year Ended
  December 31, 2018
From operations:
   Dividends                   $   14,430   $   325,716   $    96,320   $  1,062,537  $   263,114
   Mortality and expense risk
     and administrative
     charges                      (13,449)     (415,124)     (144,694)    (1,749,026)    (372,804)
                               ----------   -----------   -----------   ------------  -----------
   Net investment income
     (loss)                           981       (89,408)      (48,374)      (686,489)    (109,690)
   Net realized gain (loss)       (11,625)      436,194       346,344      2,713,401    1,939,725
   Capital gain distribution
     from mutual funds             58,989       607,219       207,528      2,545,198    1,410,951
   Change in unrealized
     appreciation
     (depreciation) of
     investments                 (390,811)   (5,095,581)   (1,934,589)   (22,111,431)  (5,333,740)
                               ----------   -----------   -----------   ------------  -----------
Increase (decrease) in net
  assets from operations         (342,466)   (4,141,576)   (1,429,091)   (17,539,321)  (2,092,754)
                               ----------   -----------   -----------   ------------  -----------
From contract transactions:
   Payments received from
     contract owners            1,857,703        86,562        26,105        947,148      193,953
   Payments for contract
     benefits or terminations     (14,472)   (3,423,585)     (951,148)   (14,152,326)  (2,864,693)
   Transfers between
     sub-accounts (including
     fixed account), net          121,357      (272,519)     (106,994)     3,730,340     (677,562)
   Contract maintenance
     charges                         (506)      (14,362)      (25,220)      (597,888)     (11,109)
   Adjustments to net assets
     allocated to contracts
     in payout period                  --         6,186         1,588          3,197        2,607
                               ----------   -----------   -----------   ------------  -----------
Increase (decrease) in net
  assets from contract
  transactions                  1,964,082    (3,617,718)   (1,055,669)   (10,069,529)  (3,356,804)
                               ----------   -----------   -----------   ------------  -----------
Increase (decrease) in net
  assets                        1,621,616    (7,759,294)   (2,484,760)   (27,608,850)  (5,449,558)
Net assets at beginning of
  period                          176,136    30,148,322    10,105,910    123,218,042   26,027,800
                               ----------   -----------   -----------   ------------  -----------
Net assets at end of period    $1,797,752   $22,389,028   $ 7,621,150   $ 95,609,192  $20,578,242
                               ==========   ===========   ===========   ============  ===========
Beginning units                    16,855     1,839,686       635,865      8,553,906      681,584
Units issued                      228,165        60,829        25,331        813,670       12,957
Units redeemed                    (47,182)     (288,196)      (94,205)    (1,478,973)    (100,550)
                               ----------   -----------   -----------   ------------  -----------
Ending units                      197,838     1,612,319       566,991      7,888,603      593,991
                               ==========   ===========   ===========   ============  ===========
For the Year Ended
  December 31, 2017
From operations:
   Dividends                   $    1,063   $   344,743   $   103,349   $  1,163,662  $   265,091
   Mortality and expense risk
     and administrative
     charges                         (284)     (444,443)     (159,288)    (1,924,031)    (396,106)
                               ----------   -----------   -----------   ------------  -----------
   Net investment income
     (loss)                           779       (99,700)      (55,939)      (760,369)    (131,015)
   Net realized gain (loss)            11       230,117       442,121      3,030,090    1,830,670
   Capital gain distribution
     from mutual funds              1,200            --            --             --      613,651
   Change in unrealized
     appreciation
     (depreciation) of
     investments                    2,025     5,901,218     1,711,536     22,897,273    1,346,778
                               ----------   -----------   -----------   ------------  -----------
Increase (decrease) in net
  assets from operations            4,015     6,031,635     2,097,718     25,166,994    3,660,084
                               ----------   -----------   -----------   ------------  -----------
From contract transactions:
   Payments received from
     contract owners               26,205        84,362        28,418      1,569,486       69,859
   Payments for contract
     benefits or terminations        (153)   (3,127,858)   (1,503,591)   (14,595,052)  (2,908,821)
   Transfers between
     sub-accounts (including
     fixed account), net          146,069       (64,149)     (438,142)    (4,724,045)    (394,473)
   Contract maintenance
     charges                           --       (15,258)      (28,253)      (663,704)     (13,352)
   Adjustments to net assets
     allocated to contracts
     in payout period                  --         9,308          (351)        (3,739)         958
                               ----------   -----------   -----------   ------------  -----------
Increase (decrease) in net
  assets from contract
  transactions                    172,121    (3,113,595)   (1,941,919)   (18,417,054)  (3,245,829)
                               ----------   -----------   -----------   ------------  -----------
Increase (decrease) in net
  assets                          176,136     2,918,040       155,799      6,749,940      414,255
Net assets at beginning of
  period                               --    27,230,282     9,950,111    116,468,102   25,613,545
                               ----------   -----------   -----------   ------------  -----------
Net assets at end of period    $  176,136   $30,148,322   $10,105,910   $123,218,042  $26,027,800
                               ==========   ===========   ===========   ============  ===========
Beginning units                        --     2,046,678       769,565      9,863,969      772,040
Units issued                       16,871       117,258        15,581        652,124       14,747
Units redeemed                        (16)     (324,250)     (149,281)    (1,962,187)    (105,203)
                               ----------   -----------   -----------   ------------  -----------
Ending units                       16,855     1,839,686       635,865      8,553,906      681,584
                               ==========   ===========   ===========   ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                 SAST SA      SAST SA                        SAST SA      SAST SA
                               Oppenheimer  Oppenheimer                     PineBridge   PineBridge
                               Main Street  Main Street    SAST SA PIMCO    High-Yield   High-Yield
                                Large Cap    Large Cap     VCP Tactical        Bond         Bond
                                Portfolio    Portfolio       Balanced       Portfolio    Portfolio
                                 Class 2      Class 3    Portfolio Class 3   Class 1      Class 2
                               ----------- ------------  ----------------- -----------  -----------
For the Year Ended
  December 31, 2018
From operations:
   Dividends                   $   30,554  $    468,293   $   32,662,081   $ 2,371,828  $   430,049
   Mortality and expense risk
     and administrative
     charges                      (53,448)     (850,059)     (16,111,593)     (556,765)    (108,315)
                               ----------  ------------   --------------   -----------  -----------
   Net investment income
     (loss)                       (22,894)     (381,766)      16,550,488     1,815,063      321,734
   Net realized gain (loss)       367,093     3,365,550        8,908,116      (217,612)      47,061
   Capital gain distribution
     from mutual funds            195,590     3,269,394      160,942,859            --           --
   Change in unrealized
     appreciation
     (depreciation) of
     investments                 (838,047)  (11,175,630)    (283,257,979)   (3,472,200)    (720,146)
                               ----------  ------------   --------------   -----------  -----------
Increase (decrease) in net
  assets from operations         (298,258)   (4,922,452)     (96,856,516)   (1,874,749)    (351,351)
                               ----------  ------------   --------------   -----------  -----------
From contract transactions:
   Payments received from
     contract owners               13,945       634,951       45,477,088       236,100        1,753
   Payments for contract
     benefits or terminations    (521,921)   (6,424,151)     (60,363,006)   (4,163,501)    (889,454)
   Transfers between
     sub-accounts (including
     fixed account), net           37,086       444,091        3,071,406    (1,494,379)    (654,503)
   Contract maintenance
     charges                       (6,258)     (271,078)     (11,023,584)      (14,363)     (16,230)
   Adjustments to net assets
     allocated to contracts
     in payout period                  97        (1,763)           1,791         3,338          136
                               ----------  ------------   --------------   -----------  -----------
Increase (decrease) in net
  assets from contract
  transactions                   (477,051)   (5,617,950)     (22,836,305)   (5,432,805)  (1,558,298)
                               ----------  ------------   --------------   -----------  -----------
Increase (decrease) in net
  assets                         (775,309)  (10,540,402)    (119,692,821)   (7,307,554)  (1,909,649)
Net assets at beginning of
  period                        3,671,426    59,024,297    1,173,983,269    38,016,279    7,827,063
                               ----------  ------------   --------------   -----------  -----------
Net assets at end of period    $2,896,117  $ 48,483,895   $1,054,290,448   $30,708,725  $ 5,917,414
                               ==========  ============   ==============   ===========  ===========
Beginning units                    99,114     2,416,386       90,455,794     1,156,588      246,858
Units issued                        2,732       191,001        7,835,872       232,161        5,613
Units redeemed                    (15,489)     (396,608)      (9,581,297)     (401,740)     (55,222)
                               ----------  ------------   --------------   -----------  -----------
Ending units                       86,357     2,210,779       88,710,369       987,009      197,249
                               ==========  ============   ==============   ===========  ===========
For the Year Ended
  December 31, 2017
From operations:
   Dividends                   $   32,175  $    469,344   $    1,957,675   $ 3,630,232  $   690,583
   Mortality and expense risk
     and administrative
     charges                      (60,633)     (871,097)     (14,932,348)     (631,006)    (126,516)
                               ----------  ------------   --------------   -----------  -----------
   Net investment income
     (loss)                       (28,458)     (401,753)     (12,974,673)    2,999,226      564,067
   Net realized gain (loss)       527,171     3,394,004        4,684,382       281,790      209,853
   Capital gain distribution
     from mutual funds             89,937     1,379,406       54,616,335            --           --
   Change in unrealized
     appreciation
     (depreciation) of
     investments                  (49,129)    3,569,634       98,885,403       (25,261)    (175,941)
                               ----------  ------------   --------------   -----------  -----------
Increase (decrease) in net
  assets from operations          539,521     7,941,291      145,211,447     3,255,755      597,979
                               ----------  ------------   --------------   -----------  -----------
From contract transactions:
   Payments received from
     contract owners               12,784     2,597,675       90,569,125       139,219       53,862
   Payments for contract
     benefits or terminations    (561,954)   (5,908,531)     (44,558,553)   (4,752,531)  (1,018,707)
   Transfers between
     sub-accounts (including
     fixed account), net         (266,424)      897,404       73,250,217    (2,515,492)     503,542
   Contract maintenance
     charges                       (6,987)     (277,757)     (10,006,526)      (16,877)     (17,612)
   Adjustments to net assets
     allocated to contracts
     in payout period                  72          (182)             289         5,960           36
                               ----------  ------------   --------------   -----------  -----------
Increase (decrease) in net
  assets from contract
  transactions                   (822,509)   (2,691,391)     109,254,552    (7,139,721)    (478,879)
                               ----------  ------------   --------------   -----------  -----------
Increase (decrease) in net
  assets                         (282,988)    5,249,900      254,465,999    (3,883,966)     119,100
Net assets at beginning of
  period                        3,954,414    53,774,397      919,517,270    41,900,245    7,707,963
                               ----------  ------------   --------------   -----------  -----------
Net assets at end of period    $3,671,426  $ 59,024,297   $1,173,983,269   $38,016,279  $ 7,827,063
                               ==========  ============   ==============   ===========  ===========
Beginning units                   122,648     2,478,652       81,202,899     1,377,454      261,478
Units issued                          934       331,877       16,632,655       142,945       34,263
Units redeemed                    (24,468)     (394,143)      (7,379,760)     (363,811)     (48,883)
                               ----------  ------------   --------------   -----------  -----------
Ending units                       99,114     2,416,386       90,455,794     1,156,588      246,858
                               ==========  ============   ==============   ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                SAST SA       SAST SA       SAST SA     SAST SA
                                                                                Putnam        Putnam        Putnam     Schroders
                                                                 SAST SA     International International International    VCP
                                                                PineBridge    Growth and    Growth and    Growth and     Global
                                                                High-Yield      Income        Income        Income     Allocation
                                                              Bond Portfolio   Portfolio     Portfolio     Portfolio   Portfolio
                                                                 Class 3        Class 1       Class 2       Class 3     Class 1
                                                              -------------- ------------- ------------- ------------- ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                   $  6,748,402   $   778,241   $   125,803  $  2,787,840   $    180
   Mortality and expense risk and administrative charges         (1,647,256)     (404,397)      (73,311)   (1,641,875)       (43)
                                                               ------------   -----------   -----------  ------------   --------
   Net investment income (loss)                                   5,101,146       373,844        52,492     1,145,965        137
   Net realized gain (loss)                                        (874,011)     (238,976)       99,172     3,865,812      3,132
   Change in unrealized appreciation (depreciation) of
     investments                                                 (9,961,240)   (5,192,749)   (1,040,870)  (25,084,314)       623
                                                               ------------   -----------   -----------  ------------   --------
Increase (decrease) in net assets from operations                (5,734,105)   (5,057,881)     (889,206)  (20,072,537)     3,892
                                                               ------------   -----------   -----------  ------------   --------
From contract transactions:
   Payments received from contract owners                         2,472,512        76,109         8,319       413,449    (97,250)
   Payments for contract benefits or terminations               (15,256,617)   (3,498,459)     (608,434)  (14,473,132)        --
   Transfers between sub-accounts (including fixed
     account), net                                               (6,510,750)      (37,932)       34,738     5,461,624     (2,489)
   Contract maintenance charges                                    (534,787)      (13,694)       (9,156)     (690,795)        --
   Adjustments to net assets allocated to contracts in
     payout period                                                     (110)        5,428           174         3,510         --
                                                               ------------   -----------   -----------  ------------   --------
Increase (decrease) in net assets from contract transactions    (19,829,752)   (3,468,548)     (574,359)   (9,285,344)   (99,739)
                                                               ------------   -----------   -----------  ------------   --------
Increase (decrease) in net assets                               (25,563,857)   (8,526,429)   (1,463,565)  (29,357,881)   (95,847)
Net assets at beginning of period                               116,360,217    29,412,803     5,160,572   115,766,412    165,195
                                                               ------------   -----------   -----------  ------------   --------
Net assets at end of period                                    $ 90,796,360   $20,886,374   $ 3,697,007  $ 86,408,531   $ 69,348
                                                               ============   ===========   ===========  ============   ========
Beginning units                                                   5,860,995     1,625,391       292,252     7,426,724     14,826
Units issued                                                      1,185,255        60,054        13,190       813,104      6,863
Units redeemed                                                   (2,178,276)     (260,728)      (46,719)   (1,380,946)   (14,827)
                                                               ------------   -----------   -----------  ------------   --------
Ending units                                                      4,867,974     1,424,717       258,723     6,858,882      6,862
                                                               ============   ===========   ===========  ============   ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                   $ 10,512,282   $   432,449   $    69,167  $  1,419,577   $     --
   Mortality and expense risk and administrative charges         (1,874,085)     (437,705)      (82,041)   (1,874,697)       (25)
                                                               ------------   -----------   -----------  ------------   --------
   Net investment income (loss)                                   8,638,197        (5,256)      (12,874)     (455,120)       (25)
   Net realized gain (loss)                                       1,264,823      (342,609)       98,035     4,251,555         --
   Change in unrealized appreciation (depreciation) of
     investments                                                   (690,494)    6,173,556       964,912    19,886,503        483
                                                               ------------   -----------   -----------  ------------   --------
Increase (decrease) in net assets from operations                 9,212,526     5,825,691     1,050,073    23,682,938        458
                                                               ------------   -----------   -----------  ------------   --------
From contract transactions:
   Payments received from contract owners                         3,807,193       152,526        20,638       652,241    164,750
   Payments for contract benefits or terminations               (15,331,836)   (2,964,137)     (666,136)  (16,426,363)        --
   Transfers between sub-accounts (including fixed
     account), net                                               (4,647,696)     (833,583)     (146,368)   (7,011,436)       (13)
   Contract maintenance charges                                    (561,260)      (15,063)       (9,806)     (792,077)        --
   Adjustments to net assets allocated to contracts in
     payout period                                                    1,971         1,325           131        (2,750)        --
                                                               ------------   -----------   -----------  ------------   --------
Increase (decrease) in net assets from contract transactions    (16,731,628)   (3,658,932)     (801,541)  (23,580,385)   164,737
                                                               ------------   -----------   -----------  ------------   --------
Increase (decrease) in net assets                                (7,519,102)    2,166,759       248,532       102,553    165,195
Net assets at beginning of period                               123,879,319    27,246,044     4,912,040   115,663,859         --
                                                               ------------   -----------   -----------  ------------   --------
Net assets at end of period                                    $116,360,217   $29,412,803   $ 5,160,572  $115,766,412   $165,195
                                                               ============   ===========   ===========  ============   ========
Beginning units                                                   6,690,025     1,845,105       340,179     9,026,207         --
Units issued                                                      1,191,908        39,879         9,113       349,723     14,828
Units redeemed                                                   (2,020,938)     (259,593)      (57,040)   (1,949,206)        (2)
                                                               ------------   -----------   -----------  ------------   --------
Ending units                                                      5,860,995     1,625,391       292,252     7,426,724     14,826
                                                               ============   ===========   ===========  ============   ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                              SAST SA
                                                                                              T. Rowe    SAST SA T.   SAST SA
                                                                                               Price     Rowe Price   T. Rowe
                                                                    SAST SA        SAST SA     Asset       Asset       Price
                                                                 Schroders VCP    Small Cap  Allocation  Allocation     VCP
                                                                    Global          Index      Growth      Growth    Balanced
                                                                  Allocation      Portfolio  Portfolio   Portfolio   Portfolio
                                                               Portfolio Class 3   Class 3    Class 1     Class 3     Class 1
                                                               ----------------- ----------  ---------- -----------  ---------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                     $  10,734,065   $    9,528   $   778   $   622,094  $  1,970
   Mortality and expense risk and administrative charges            (7,223,962)     (15,412)     (236)     (546,786)     (229)
                                                                 -------------   ----------   -------   -----------  --------
   Net investment income (loss)                                      3,510,103       (5,884)      542        75,308     1,741
   Net realized gain (loss)                                          5,106,705      (32,246)      145        (2,508)      (71)
   Capital gain distribution from mutual funds                      39,720,086       72,501       237       306,039     4,177
   Change in unrealized appreciation (depreciation) of
     investments                                                  (103,604,280)    (433,170)   (6,620)   (7,319,843)  (10,570)
                                                                 -------------   ----------   -------   -----------  --------
Increase (decrease) in net assets from operations                  (55,267,386)    (398,799)   (5,696)   (6,941,004)   (4,723)
                                                                 -------------   ----------   -------   -----------  --------
   From contract transactions:
   Payments received from contract owners                           35,988,586    1,625,080    70,000    78,167,244    40,000
   Payments for contract benefits or terminations                  (24,154,545)     (20,799)     (355)   (1,231,277)       --
   Transfers between sub-accounts (including fixed account),
     net                                                            (2,993,819)     373,410     6,982     8,615,085    24,433
   Contract maintenance charges                                     (5,207,357)        (506)     (557)     (409,949)     (449)
                                                                 -------------   ----------   -------   -----------  --------
Increase (decrease) in net assets from contract transactions         3,632,865    1,977,185    76,070    85,141,103    63,984
                                                                 -------------   ----------   -------   -----------  --------
Increase (decrease) in net assets                                  (51,634,521)   1,578,386    70,374    78,200,099    59,261
Net assets at beginning of period                                  532,884,307      125,918        --     5,363,729        --
                                                                 -------------   ----------   -------   -----------  --------
Net assets at end of period                                      $ 481,249,786   $1,704,304   $70,374   $83,563,828  $ 59,261
                                                                 =============   ==========   =======   ===========  ========
Beginning units                                                     44,083,192       12,405        --       521,341        --
Units issued                                                         5,940,288      275,343     9,365     8,558,069     5,640
Units redeemed                                                      (5,677,249)     (94,647)   (2,098)     (351,347)     (103)
                                                                 -------------   ----------   -------   -----------  --------
Ending units                                                        44,346,231      193,101     7,267     8,728,063     5,537
                                                                 =============   ==========   =======   ===========  ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $          --   $      287   $    --   $    10,742  $     --
   Mortality and expense risk and administrative charges            (6,262,095)         (74)       --        (4,664)       --
                                                                 -------------   ----------   -------   -----------  --------
   Net investment income (loss)                                     (6,262,095)         213        --         6,078        --
   Net realized gain (loss)                                          1,693,410            7        --           528        --
   Capital gain distribution from mutual funds                       5,459,781          437        --           945        --
   Change in unrealized appreciation (depreciation) of
     investments                                                    49,109,566         (236)       --        36,552        --
                                                                 -------------   ----------   -------   -----------  --------
Increase (decrease) in net assets from operations                   50,000,662          421        --        44,103        --
                                                                 -------------   ----------   -------   -----------  --------
   From contract transactions:
   Payments received from contract owners                           86,235,211      110,567        --     4,907,566        --
   Payments for contract benefits or terminations                  (17,683,428)        (153)       --        (7,889)       --
   Transfers between sub-accounts (including fixed account),
     net                                                            90,070,386       15,083        --       420,112        --
   Contract maintenance charges                                     (4,572,782)          --        --          (163)       --
                                                                 -------------   ----------   -------   -----------  --------
Increase (decrease) in net assets from contract transactions       154,049,387      125,497        --     5,319,626        --
                                                                 -------------   ----------   -------   -----------  --------
Increase (decrease) in net assets                                  204,050,049      125,918        --     5,363,729        --
Net assets at beginning of period                                  328,834,258           --        --            --        --
                                                                 -------------   ----------   -------   -----------  --------
Net assets at end of period                                      $ 532,884,307   $  125,918   $    --   $ 5,363,729  $     --
                                                                 =============   ==========   =======   ===========  ========
Beginning units                                                     30,345,467           --        --            --        --
Units issued                                                        17,596,742       12,420        --       532,978        --
Units redeemed                                                      (3,859,017)         (15)       --       (11,637)       --
                                                                 -------------   ----------   -------   -----------  --------
Ending units                                                        44,083,192       12,405        --       521,341        --
                                                                 =============   ==========   =======   ===========  ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                     SAST SA
                                                                           SAST SA       SAST SA       VCP
                                                         SAST SA T.       Templeton     Templeton    Dynamic      SAST SA VCP
                                                       Rowe Price VCP   Foreign Value Foreign Value Allocation      Dynamic
                                                          Balanced        Portfolio     Portfolio   Portfolio     Allocation
                                                      Portfolio Class 3    Class 2       Class 3     Class 1   Portfolio Class 3
                                                      ----------------- ------------- ------------- ---------- -----------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                           $   27,299,038    $   528,197  $ 15,606,348   $  8,824   $   322,365,922
   Mortality and expense risk and administrative
     charges                                              (14,167,439)      (189,969)   (5,741,465)      (874)     (130,216,905)
                                                       --------------    -----------  ------------   --------   ---------------
   Net investment income (loss)                            13,131,599        338,228     9,864,883      7,950       192,149,017
   Net realized gain (loss)                                 7,904,107        307,227    10,201,924        132       212,182,832
   Capital gain distribution from mutual funds             74,876,824        251,457     7,757,908     22,146       970,003,623
   Change in unrealized appreciation (depreciation)
     of investments                                      (191,383,461)    (3,084,220)  (95,190,145)   (45,353)   (2,093,520,963)
                                                       --------------    -----------  ------------   --------   ---------------
Increase (decrease) in net assets from operations         (95,470,931)    (2,187,308)  (67,365,430)   (15,125)     (719,185,491)
                                                       --------------    -----------  ------------   --------   ---------------
From contract transactions:
   Payments received from contract owners                 140,110,181         36,964     1,645,938    169,256       120,186,621
   Payments for contract benefits or terminations         (49,739,054)    (1,191,782)  (46,062,541)        --      (638,389,062)
   Transfers between sub-accounts (including fixed
     account), net                                        116,510,072        184,668    26,289,927         (2)      (63,095,872)
   Contract maintenance charges                           (10,298,955)       (33,781)   (2,537,688)    (1,805)      (89,507,797)
   Adjustments to net assets allocated to contracts
     in payout period                                             152          1,480         3,375         --            54,876
                                                       --------------    -----------  ------------   --------   ---------------
Increase (decrease) in net assets from contract
  transactions                                            196,582,396     (1,002,451)  (20,660,989)   167,449      (670,751,234)
                                                       --------------    -----------  ------------   --------   ---------------
Increase (decrease) in net assets                         101,111,465     (3,189,759)  (88,026,419)   152,324    (1,389,936,725)
Net assets at beginning of period                         939,117,877     13,450,684   405,761,879     33,454     9,416,742,282
                                                       --------------    -----------  ------------   --------   ---------------
Net assets at end of period                            $1,040,229,342    $10,260,925  $317,735,460   $185,778   $ 8,026,805,557
                                                       ==============    ===========  ============   ========   ===============
Beginning units                                            75,659,289        624,363    26,653,126      2,865       661,860,534
Units issued                                               24,452,742         36,362     2,670,465     14,890        29,959,171
Units redeemed                                             (8,684,316)       (82,557)   (3,912,399)      (624)      (77,896,395)
                                                       --------------    -----------  ------------   --------   ---------------
Ending units                                               91,427,715        578,168    25,411,192     17,131       613,923,310
                                                       ==============    ===========  ============   ========   ===============
For the Year Ended December 31, 2017
From operations:
   Dividends                                           $      247,889    $   335,261  $  9,753,819   $    372   $    98,796,106
   Mortality and expense risk and administrative
     charges                                              (10,084,885)      (207,407)   (6,219,171)       (53)     (129,281,251)
                                                       --------------    -----------  ------------   --------   ---------------
   Net investment income (loss)                            (9,836,996)       127,854     3,534,648        319       (30,485,145)
   Net realized gain (loss)                                 3,980,363        333,519    12,455,273          5       190,781,582
   Capital gain distribution from mutual funds              2,785,349             --            --        657       187,574,170
   Change in unrealized appreciation (depreciation)
     of investments                                       117,478,289      1,949,740    56,751,877      1,068     1,152,376,036
                                                       --------------    -----------  ------------   --------   ---------------
Increase (decrease) in net assets from operations         114,407,005      2,411,113    72,741,798      2,049     1,500,246,643
                                                       --------------    -----------  ------------   --------   ---------------
From contract transactions:
   Payments received from contract owners                 198,811,749         52,892     2,308,218     31,504       207,628,369
   Payments for contract benefits or terminations         (29,853,792)    (1,709,600)  (43,018,894)        --      (552,637,283)
   Transfers between sub-accounts (including fixed
     account), net                                        176,900,389       (386,466)  (18,910,144)       (12)     (199,768,973)
   Contract maintenance charges                            (7,354,105)       (38,178)   (2,624,372)       (87)      (83,753,469)
   Adjustments to net assets allocated to contracts
     in payout period                                               9           (358)           20         --           (31,561)
                                                       --------------    -----------  ------------   --------   ---------------
Increase (decrease) in net assets from contract
  transactions                                            338,504,250     (2,081,710)  (62,245,172)    31,405      (628,562,917)
                                                       --------------    -----------  ------------   --------   ---------------
Increase (decrease) in net assets                         452,911,255        329,403    10,496,626     33,454       871,683,726
Net assets at beginning of period                         486,206,622     13,121,281   395,265,253         --     8,545,058,556
                                                       --------------    -----------  ------------   --------   ---------------
Net assets at end of period                            $  939,117,877    $13,450,684  $405,761,879   $ 33,454   $ 9,416,742,282
                                                       ==============    ===========  ============   ========   ===============
Beginning units                                            46,652,003        729,118    31,016,379         --       710,379,450
Units issued                                               35,167,581         11,431     1,177,180      2,879        34,158,163
Units redeemed                                             (6,160,295)      (116,186)   (5,540,433)       (14)      (82,677,079)
                                                       --------------    -----------  ------------   --------   ---------------
Ending units                                               75,659,289        624,363    26,653,126      2,865       661,860,534
                                                       ==============    ===========  ============   ========   ===============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                               SAST SA                                    SAST SA     SAST SA
                                                                 VCP                       SAST SA VCP    WellsCap    WellsCap
                                                               Dynamic                        Index      Aggressive  Aggressive
                                                              Strategy     SAST SA VCP     Allocation      Growth      Growth
                                                              Portfolio Dynamic Strategy    Portfolio    Portfolio   Portfolio
                                                               Class 1  Portfolio Class 3    Class 3      Class 1     Class 2
                                                              --------- ----------------- ------------  -----------  ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $  9,160   $   213,769,283  $  4,591,530  $        --  $       --
   Mortality and expense risk and administrative
     charges                                                      (867)      (82,590,474)   (1,014,017)    (378,019)    (47,163)
                                                              --------   ---------------  ------------  -----------  ----------
   Net investment income (loss)                                  8,293       131,178,809     3,577,513     (378,019)    (47,163)
   Net realized gain (loss)                                        (73)      104,102,870       (28,114)   1,537,112     227,547
   Capital gain distribution from mutual funds                  17,949       499,427,165       439,674    3,334,052     405,383
   Change in unrealized appreciation (depreciation) of
     investments                                               (41,366)   (1,214,425,588)  (23,781,460)  (6,188,070)   (787,687)
                                                              --------   ---------------  ------------  -----------  ----------
Increase (decrease) in net assets from operations              (15,197)     (479,716,744)  (19,792,387)  (1,694,925)   (201,920)
                                                              --------   ---------------  ------------  -----------  ----------
From contract transactions:
   Payments received from contract owners                      169,256        82,663,059    68,754,142      273,296       6,245
   Payments for contract benefits or terminations                   --      (407,184,717)   (2,623,839)  (2,353,105)   (192,179)
   Transfers between sub-accounts (including fixed
     account), net                                                  50       (46,223,529)  120,054,136      (10,283)   (113,535)
   Contract maintenance charges                                 (1,784)      (57,329,628)     (775,321)     (15,705)     (6,807)
   Adjustments to net assets allocated to contracts in
     payout period                                                  --           135,409            --        7,703          --
                                                              --------   ---------------  ------------  -----------  ----------
Increase (decrease) in net assets from contract transactions   167,522      (427,939,406)  185,409,118   (2,098,094)   (306,276)
                                                              --------   ---------------  ------------  -----------  ----------
Increase (decrease) in net assets                              152,325      (907,656,150)  165,616,731   (3,793,019)   (508,196)
Net assets at beginning of period                               33,455     6,014,279,127     9,859,521   24,394,787   2,993,503
                                                              --------   ---------------  ------------  -----------  ----------
Net assets at end of period                                   $185,780   $ 5,106,622,977  $175,476,252  $20,601,768  $2,485,307
                                                              ========   ===============  ============  ===========  ==========
Beginning units                                                  2,896       429,754,292       948,845      908,624     115,170
Units issued                                                    14,665        18,923,082    18,277,963       32,773       2,019
Units redeemed                                                    (180)      (50,056,987)     (747,170)    (105,395)    (12,904)
                                                              --------   ---------------  ------------  -----------  ----------
Ending units                                                    17,381       398,620,387    18,479,638      836,002     104,285
                                                              ========   ===============  ============  ===========  ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $    362   $    61,371,304  $     28,504  $        --  $       --
   Mortality and expense risk and administrative
     charges                                                       (53)      (82,269,904)      (12,267)    (350,873)    (46,884)
                                                              --------   ---------------  ------------  -----------  ----------
   Net investment income (loss)                                    309       (20,898,600)       16,237     (350,873)    (46,884)
   Net realized gain (loss)                                          4        80,454,067         2,272    1,391,164     332,443
   Capital gain distribution from mutual funds                     640       116,814,074        12,061           --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                 1,067       707,632,210       134,009    4,560,083     430,878
                                                              --------   ---------------  ------------  -----------  ----------
Increase (decrease) in net assets from operations                2,020       884,001,751       164,579    5,600,374     716,437
                                                              --------   ---------------  ------------  -----------  ----------
From contract transactions:
   Payments received from contract owners                       31,507       125,162,699     3,765,756      128,064       8,780
   Payments for contract benefits or terminations                   --      (311,911,049)      (93,437)  (2,141,240)   (196,208)
   Transfers between sub-accounts (including fixed
     account), net                                                  15      (119,189,457)    6,029,647     (466,788)   (384,235)
   Contract maintenance charges                                    (87)      (53,647,824)       (7,024)     (16,971)     (6,466)
   Adjustments to net assets allocated to contracts in
     payout period                                                  --           (41,124)           --        7,288          --
                                                              --------   ---------------  ------------  -----------  ----------
Increase (decrease) in net assets from contract transactions    31,435      (359,626,755)    9,694,942   (2,489,647)   (578,129)
                                                              --------   ---------------  ------------  -----------  ----------
Increase (decrease) in net assets                               33,455       524,374,996     9,859,521    3,110,727     138,308
Net assets at beginning of period                                   --     5,489,904,131            --   21,284,060   2,855,195
                                                              --------   ---------------  ------------  -----------  ----------
Net assets at end of period                                   $ 33,455   $ 6,014,279,127  $  9,859,521  $24,394,787  $2,993,503
                                                              ========   ===============  ============  ===========  ==========
Beginning units                                                     --       457,797,898            --    1,011,488     140,110
Units issued                                                     2,907        21,367,988       960,965       36,360       1,523
Units redeemed                                                     (11)      (49,411,594)      (12,120)    (139,224)    (26,463)
                                                              --------   ---------------  ------------  -----------  ----------
Ending units                                                     2,896       429,754,292       948,845      908,624     115,170
                                                              ========   ===============  ============  ===========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                SAST SA       SAST SA      SAST SA       SAST SA      VALIC
                                                                WellsCap     WellsCap     WellsCap      WellsCap     Company
                                                               Aggressive   Fundamental  Fundamental   Fundamental  I Global
                                                                 Growth       Growth       Growth        Growth      Social
                                                               Portfolio     Portfolio    Portfolio     Portfolio   Awareness
                                                                Class 3       Class 1      Class 2       Class 3      Fund
                                                              -----------  ------------  -----------  ------------  ---------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $        --  $         --  $        --  $         --  $ 16,131
   Mortality and expense risk and administrative charges         (369,702)     (521,428)     (33,381)     (752,969)  (11,557)
                                                              -----------  ------------  -----------  ------------  --------
   Net investment income (loss)                                  (369,702)     (521,428)     (33,381)     (752,969)    4,574
   Net realized gain (loss)                                     2,238,637    (6,793,966)    (407,192)   (8,481,256)    2,141
   Capital gain distribution from mutual funds                  3,298,430    21,533,807    1,375,486    29,917,754        --
   Change in unrealized appreciation (depreciation) of
     investments                                               (6,740,903)   (9,485,848)    (659,358)  (14,103,525)  (99,897)
                                                              -----------  ------------  -----------  ------------  --------
Increase (decrease) in net assets from operations              (1,573,538)    4,732,565      275,555     6,580,004   (93,182)
                                                              -----------  ------------  -----------  ------------  --------
From contract transactions:
   Payments received from contract owners                         608,679       116,203        6,171       592,557        --
   Payments for contract benefits or terminations              (3,324,116)   (3,122,892)    (102,862)   (6,833,925)   (1,504)
   Transfers between sub-accounts (including fixed
     account), net                                               (406,342)  (41,898,138)  (2,571,549)  (59,537,861)      823
   Contract maintenance charges                                  (129,973)      (19,560)      (2,007)     (317,669)       (4)
   Adjustments to net assets allocated to contracts in
     payout period                                                   (173)           99           --          (109)       --
                                                              -----------  ------------  -----------  ------------  --------
Increase (decrease) in net assets from contract transactions   (3,251,925)  (44,924,288)  (2,670,247)  (66,097,007)     (685)
                                                              -----------  ------------  -----------  ------------  --------
Increase (decrease) in net assets                              (4,825,463)  (40,191,723)  (2,394,692)  (59,517,003)  (93,867)
Net assets at beginning of period                              25,328,561    40,191,723    2,394,692    59,517,003   979,815
                                                              -----------  ------------  -----------  ------------  --------
Net assets at end of period                                   $20,503,098  $         --  $        --  $         --  $885,948
                                                              ===========  ============  ===========  ============  ========
Beginning units                                                 1,335,480     1,099,281       67,911     1,980,283    76,390
Units issued                                                      175,208        32,515        1,507       199,348       382
Units redeemed                                                   (326,424)   (1,131,796)     (69,418)   (2,179,631)     (433)
                                                              -----------  ------------  -----------  ------------  --------
Ending units                                                    1,184,264            --           --            --    76,339
                                                              ===========  ============  ===========  ============  ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $        --  $     98,839  $     2,889  $     13,016  $  7,813
   Mortality and expense risk and administrative charges         (364,070)     (571,775)     (36,851)     (962,378)   (9,017)
                                                              -----------  ------------  -----------  ------------  --------
   Net investment income (loss)                                  (364,070)     (472,936)     (33,962)     (949,362)   (1,204)
   Net realized gain (loss)                                     1,816,659     1,098,722      167,947     6,370,588     2,223
   Capital gain distribution from mutual funds                         --     1,902,083      119,180     3,033,118        --
   Change in unrealized appreciation (depreciation) of
     investments                                                4,299,899     8,265,191      400,382     8,873,804   137,651
                                                              -----------  ------------  -----------  ------------  --------
Increase (decrease) in net assets from operations               5,752,488    10,793,060      653,547    17,328,148   138,670
                                                              -----------  ------------  -----------  ------------  --------
From contract transactions:
   Payments received from contract owners                         678,275       241,037        6,314       358,947   657,900
   Payments for contract benefits or terminations              (2,570,594)   (3,682,327)    (262,498)   (7,793,892)       --
   Transfers between sub-accounts (including fixed
     account), net                                               (740,376)   (1,246,633)     (75,716)   (7,731,329)   (8,230)
   Contract maintenance charges                                  (129,716)      (24,930)      (2,935)     (424,762)      (10)
   Adjustments to net assets allocated to contracts in
     payout period                                                     (6)        2,666           --        (4,223)       --
                                                              -----------  ------------  -----------  ------------  --------
Increase (decrease) in net assets from contract transactions   (2,762,417)   (4,710,187)    (334,835)  (15,595,259)  649,660
                                                              -----------  ------------  -----------  ------------  --------
Increase (decrease) in net assets                               2,990,071     6,082,873      318,712     1,732,889   788,330
Net assets at beginning of period                              22,338,490    34,108,850    2,075,980    57,784,114   191,485
                                                              -----------  ------------  -----------  ------------  --------
Net assets at end of period                                   $25,328,561  $ 40,191,723  $ 2,394,692  $ 59,517,003  $979,815
                                                              ===========  ============  ===========  ============  ========
Beginning units                                                 1,487,003     1,246,553       78,475     2,526,417    18,561
Units issued                                                      212,031        27,853        1,245       124,574    58,505
Units redeemed                                                   (363,554)     (175,125)     (11,809)     (670,708)     (676)
                                                              -----------  ------------  -----------  ------------  --------
Ending units                                                    1,335,480     1,099,281       67,911     1,980,283    76,390
                                                              ===========  ============  ===========  ============  ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                   VALIC
                                                                 Company I     VALIC       VALIC       VALIC        VALIC
                                                               International Company I   Company I   Company I    Company I
                                                                 Equities     Mid Cap    Nasdaq-100  Small Cap   Stock Index
                                                                Index Fund   Index Fund  Index Fund  Index Fund     Fund
                                                               ------------- ----------  ----------  ----------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   91,393   $   40,502  $   13,425  $   30,609  $   189,686
   Mortality and expense risk and administrative charges           (55,525)     (46,497)    (33,579)    (40,462)    (139,921)
                                                                ----------   ----------  ----------  ----------  -----------
   Net investment income (loss)                                     35,868       (5,995)    (20,154)     (9,853)      49,765
   Net realized gain (loss)                                         31,361        8,354     120,250      38,847      166,676
   Capital gain distribution from mutual funds                          --      239,259     116,678     173,252      415,228
   Change in unrealized appreciation (depreciation) of
     investments                                                  (804,288)    (738,542)   (268,055)   (620,562)  (1,283,303)
                                                                ----------   ----------  ----------  ----------  -----------
Increase (decrease) in net assets from operations                 (737,059)    (496,924)    (51,281)   (418,316)    (651,634)
                                                                ----------   ----------  ----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                          320,296      217,842     310,920     262,787      480,584
   Payments for contract benefits or terminations                  (53,557)     (64,960)    (17,907)    (85,851)    (212,260)
   Transfers between sub-accounts (including fixed account),
     net                                                            96,445      121,624    (206,440)     54,686     (875,311)
   Contract maintenance charges                                       (179)        (174)       (231)       (214)        (554)
                                                                ----------   ----------  ----------  ----------  -----------
Increase (decrease) in net assets from contract transactions       363,005      274,332      86,342     231,408     (607,541)
                                                                ----------   ----------  ----------  ----------  -----------
Increase (decrease) in net assets                                 (374,054)    (222,592)     35,061    (186,908)  (1,259,175)
Net assets at beginning of period                                4,727,345    3,780,228   2,472,309   3,155,328   11,281,677
                                                                ----------   ----------  ----------  ----------  -----------
Net assets at end of period                                     $4,353,291   $3,557,636  $2,507,370  $2,968,420  $10,022,502
                                                                ==========   ==========  ==========  ==========  ===========
Beginning units                                                    410,941      275,964     161,740     234,208      822,663
Units issued                                                        61,819       38,497      32,363      41,857      128,235
Units redeemed                                                     (28,933)     (17,509)    (27,089)    (24,689)    (174,091)
                                                                ----------   ----------  ----------  ----------  -----------
Ending units                                                       443,827      296,952     167,014     251,376      776,807
                                                                ==========   ==========  ==========  ==========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   90,363   $   30,519  $   13,587  $   22,167  $   143,407
   Mortality and expense risk and administrative charges           (46,931)     (36,247)    (25,444)    (30,939)    (119,967)
                                                                ----------   ----------  ----------  ----------  -----------
   Net investment income (loss)                                     43,432       (5,728)    (11,857)     (8,772)      23,440
   Net realized gain (loss)                                          2,408        1,371      45,603       5,329       83,385
   Capital gain distribution from mutual funds                          --      208,988      84,786     105,789      420,659
   Change in unrealized appreciation (depreciation) of
     investments                                                   758,835      230,696     434,275     230,758    1,358,914
                                                                ----------   ----------  ----------  ----------  -----------
Increase (decrease) in net assets from operations                  804,675      435,327     552,807     333,104    1,886,398
                                                                ----------   ----------  ----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                          682,716      677,654     208,781     640,972    2,045,841
   Payments for contract benefits or terminations                  (34,056)     (40,067)    (89,042)    (26,280)  (1,381,322)
   Transfers between sub-accounts (including fixed account),
     net                                                           111,028      205,603     102,366     194,832       18,169
   Contract maintenance charges                                       (157)        (149)       (173)       (151)        (366)
                                                                ----------   ----------  ----------  ----------  -----------
Increase (decrease) in net assets from contract transactions       759,531      843,041     221,932     809,373      682,322
                                                                ----------   ----------  ----------  ----------  -----------
Increase (decrease) in net assets                                1,564,206    1,278,368     774,739   1,142,477    2,568,720
Net assets at beginning of period                                3,163,139    2,501,860   1,697,570   2,012,851    8,712,957
                                                                ----------   ----------  ----------  ----------  -----------
Net assets at end of period                                     $4,727,345   $3,780,228  $2,472,309  $3,155,328  $11,281,677
                                                                ==========   ==========  ==========  ==========  ===========
Beginning units                                                    337,899      209,458     145,709     169,200      762,475
Units issued                                                        86,169       78,834      39,041      75,750      319,897
Units redeemed                                                     (13,127)     (12,328)    (23,010)    (10,742)    (259,709)
                                                                ----------   ----------  ----------  ----------  -----------
Ending units                                                       410,941      275,964     161,740     234,208      822,663
                                                                ==========   ==========  ==========  ==========  ===========


The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. Organization

Variable Separate Account (the Separate Account) is a segregated investment account established by American General Life Insurance Company (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

The Separate Account includes the following variable annuity products:

 American Pathway II                    Polaris Choice IV
 Polaris                                Polaris II
 Polaris Advantage                      Polaris II Platinum Series
 Polaris Advantage II                   Polaris Platinum
 Polaris Advisor                        Polaris Platinum II
 Polaris Advisor III                    Polaris Platinum III
 Polaris Advisory                       Polaris Preferred Solution
 Polaris Advisory Income                Polaris Protector
 Polaris America                        Polaris Retirement Protector
 Polaris Choice                         Polaris Select Investor
 Polaris Choice II                      WM Diversified Strategies
 Polaris Choice III                     WM Diversified Strategies III

The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of these contracts.

Principal Funds Distributor, Inc. distributes WM Diversified Strategies and WM Diversified Strategies III contracts. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as open-ended management investment companies. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2018 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

 American Funds Insurance Series
   (American Funds)
 American Funds IS Asset Allocation      American Funds IS Growth-Income Fund
   Fund Class 2                            Class 2
 American Funds IS Asset Allocation      American Funds IS Growth-Income Fund
   Fund Class 3                            Class 3
 American Funds IS Capital Income        American Funds IS High-Income Bond
   Builder Class 4                         Fund Class 3
 American Funds IS Global Growth Fund    American Funds IS International Fund
   Class 2                                 Class 3
 American Funds IS Growth Fund Class 2   American Funds IS Ultra-Short Bond
                                           Fund Class 3
 American Funds IS Growth Fund Class 3   American Funds IS US
                                           Government/AAA-Rated Securities
                                           Fund Class 3

 Anchor Series Trust (AST)/(a)/
 AST SA BlackRock Multi-Asset Income     AST SA Wellington Government and
   Portfolio Class 1/(ad)/                 Quality Bond Portfolio Class 3
 AST SA BlackRock Multi-Asset Income     AST SA Wellington Growth Portfolio
   Portfolio Class 3                       Class 1/(c)/
 AST SA PGI Asset Allocation Portfolio   AST SA Wellington Growth Portfolio
   Class 1/(b)/                            Class 2/(c)/
 AST SA PGI Asset Allocation Portfolio   AST SA Wellington Growth Portfolio
   Class 2/(b)/                            Class 3/(c)/
 AST SA PGI Asset Allocation Portfolio   AST SA Wellington Natural Resources
   Class 3/(b)/                            Portfolio Class 1/(d)/
 AST SA Wellington Capital               AST SA Wellington Natural Resources
   Appreciation Portfolio Class 1          Portfolio Class 2/(d)/

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 Anchor Series Trust (AST)/(a)/
 AST SA Wellington Capital              AST SA Wellington Natural Resources
   Appreciation Portfolio Class 2         Portfolio Class 3/(d)/
 AST SA Wellington Capital              AST SA Wellington Strategic
   Appreciation Portfolio Class 3         Multi-Asset Portfolio Class 1
 AST SA Wellington Government and       AST SA Wellington Strategic
   Quality Bond Portfolio Class 1         Multi-Asset Portfolio Class 3
 AST SA Wellington Government and
   Quality Bond Portfolio Class 2

 BlackRock Variable Series Funds (BlackRock)
 BlackRock Global Allocation V.I. Fund  BLK iShares Dynamic Fixed Income VI
   Class III                              Fund Class III/(g)/
 BlackRock iShares Alternative          BLK iShares Equity Appreciation VI
   Strategies VI Fund Class III/(f)/      Fund Class III/(g)/
 BlackRock iShares Dynamic Allocation
   V.I. Fund Class III

 Columbia Funds VIT Variable Series Trust (Columbia VP)
 Columbia VP Asset Allocation Fund      Columbia VP Limited Duration Credit
   Class 1                                Fund Class 2
 Columbia VP Dividend Opportunity Fund  Columbia VP Loomis Sayles Growth Fund
   Class 1                                Class 1
 Columbia VP Emerging Markets Bond      Columbia VP Mid Cap Growth
   Fund Class 2                           Opportunity Fund Class 1
 Columbia VP Income Opportunities Fund  Columbia VP Overseas Core Fund
   Class 1                                Class 2/(ae)/
 Columbia VP Large Cap Growth Fund      Columbia VP Small Company Growth Fund
   Class 1                                Class 1

 Franklin Templeton Variable Insurance
   Products Trust (FTVIP)
 FTVIP Franklin Founding Funds          FTVIP Franklin Strategic Income VIP
   Allocation VIP Fund Class 2            Fund Class 2
 FTVIP Franklin Income VIP Fund Class 2

 Goldman Sachs Variable Insurance
   Trust (Goldman Sachs VIT)
 Goldman Sachs VIT Global Trends        Goldman Sachs VIT Multi-Strategy
   Allocation Fund Service Class          Alternatives Portfolio Advisor Class
 Goldman Sachs VIT Government Money     Goldman Sachs VIT Strategic Income
   Market Fund Institutional Class/(h)/   Fund Advisor Class/(i)/
 Goldman Sachs VIT Government Money
   Market Fund Service Class

 Invesco Variable Insurance Funds
   (Invesco V.I.)
 Invesco V.I. American Franchise Fund
   Series II                            Invesco V.I. Comstock Fund Series II
 Invesco V.I. Balanced-Risk Allocation  Invesco V.I. Growth and Income Fund
   Fund Series II                         Series II

 Ivy Variable Insurance Portfolios
   (Ivy VIP)
 Ivy VIP Asset Strategy Class II

 Lord Abbett Series Fund, Inc. (Lord
   Abbett)
 Lord Abbett Bond Debenture Portfolio   Lord Abbett Mid Cap Stock Portfolio
   Class VC                               Class VC
 Lord Abbett Fundamental Equity         Lord Abbett Short Duration Income
   Portfolio Class VC                     Portfolio Class VC
 Lord Abbett Growth and Income
   Portfolio Class VC

 Morgan Stanley Variable Insurance
   Fund, Inc. (Morgan Stanley VIF)
 Morgan Stanley VIF Global
   Infrastructure Portfolio Class II

 Neuberger Berman Advisers Management Trust (Neuberger Berman AMT) Neuberger Berman AMT US Equity Index
   PutWrite Strategy Portfolio/(j)/

 PIMCO Variable Insurance Trust (PIMCO)
 PIMCO All Asset Portfolio Advisor      PIMCO Emerging Markets Bond Portfolio
   Class                                  Advisor Class
 PIMCO Dynamic Bond Portfolio Advisor
   Class/(k)/

 Principal Variable Contracts Funds,
   Inc. (PVC)
 PVC Diversified International Account  PVC Real Estate Securities Account
   Class 1                                Class 2
 PVC Diversified International Account
   Class 2                              PVC SAM Balanced Portfolio Class 1
 PVC Equity Income Account Class 1      PVC SAM Balanced Portfolio Class 2
 PVC Equity Income Account Class 2      PVC SAM Conservative Balanced
                                          Portfolio Class 1
 PVC Government & High Quality Bond     PVC SAM Conservative Balanced
   Account Class 1                        Portfolio Class 2
 PVC Government & High Quality Bond     PVC SAM Conservative Growth Portfolio
   Account Class 2                        Class 1
 PVC Income Account Class 1             PVC SAM Conservative Growth Portfolio
                                          Class 2
 PVC Income Account Class 2             PVC SAM Flexible Income Portfolio
                                          Class 1
 PVC LargeCap Growth Account Class 1    PVC SAM Flexible Income Portfolio
                                          Class 2

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 Principal Variable Contracts Funds,
   Inc. (PVC)
 PVC LargeCap Growth Account Class 2     PVC SAM Strategic Growth Portfolio
                                           Class 1
 PVC MidCap Account Class 1              PVC SAM Strategic Growth Portfolio
                                           Class 2
 PVC MidCap Account Class 2              PVC Short-Term Income Account Class 1
 PVC Principal Capital Appreciation
   Account Class 1                       PVC Short-Term Income Account Class 2
 PVC Principal Capital Appreciation
   Account Class 2                       PVC SmallCap Account Class 1/(l)/
 PVC Real Estate Securities Account
   Class 1                               PVC SmallCap Account Class 2/(l)/

 Seasons Series Trust (SST)/(a)/
 SST SA Allocation Balanced Portfolio    SST SA Multi-Managed Large Cap Growth
   Class 3                                 Portfolio Class 3
 SST SA Allocation Growth Portfolio      SST SA Multi-Managed Large Cap Value
   Class 1                                 Portfolio Class 3
 SST SA Allocation Growth Portfolio      SST SA Multi-Managed Mid Cap Growth
   Class 3                                 Portfolio Class 3
 SST SA Allocation Moderate Growth       SST SA Multi-Managed Mid Cap Value
   Portfolio Class 1                       Portfolio Class 3
 SST SA Allocation Moderate Growth       SST SA Multi-Managed Small Cap
   Portfolio Class 3                       Portfolio Class 3
 SST SA Allocation Moderate Portfolio    SST SA Putnam Asset Allocation
   Class 1                                 Diversified Growth Portfolio
                                           Class 1/(n)/
 SST SA Allocation Moderate Portfolio    SST SA Putnam Asset Allocation
   Class 3                                 Diversified Growth Portfolio
                                           Class 3/(n)/
 SST SA Columbia Focused Growth          SST SA T. Rowe Price Growth Stock
   Portfolio Class 3/(m)/                  Portfolio Class 3
 SST SA Columbia Focused Value           SST SA Wellington Real Return
   Portfolio Class 3                       Portfolio Class 1/(e)/
 SST SA Multi-Managed Diversified        SST SA Wellington Real Return
   Fixed Income Portfolio Class 3          Portfolio Class 3
 SST SA Multi-Managed International
   Equity Portfolio Class 3

 SunAmerica Series Trust (SAST)/(a)/
 SAST SA Mid Cap Index Class 1/(e)/      SAST SA JPMorgan Emerging Markets
                                           Portfolio Class 3
 SAST SA AB Growth Portfolio Class 1     SAST SA JPMorgan Equity-Income
                                           Portfolio Class 1
 SAST SA AB Growth Portfolio Class 2     SAST SA JPMorgan Equity-Income
                                           Portfolio Class 2
 SAST SA AB Growth Portfolio Class 3     SAST SA JPMorgan Equity-Income
                                           Portfolio Class 3
 SAST SA AB Small & Mid Cap Value        SAST SA JPMorgan Global Equities
   Portfolio Class 2                       Portfolio Class 1
 SAST SA AB Small & Mid Cap Value        SAST SA JPMorgan Global Equities
   Portfolio Class 3                       Portfolio Class 2
 SAST SA American Funds Asset            SAST SA JPMorgan Global Equities
   Allocation Portfolio Class 1/(o)/       Portfolio Class 3
 SAST SA American Funds Asset            SAST SA JPMorgan MFS Core Bond
   Allocation Portfolio Class 3            Portfolio Class 1
 SAST SA American Funds Global Growth    SAST SA JPMorgan MFS Core Bond
   Portfolio Class 3                       Portfolio Class 2
 SAST SA American Funds Growth           SAST SA JPMorgan MFS Core Bond
   Portfolio Class 1                       Portfolio Class 3
 SAST SA American Funds Growth           SAST SA JPMorgan Mid-Cap Growth
   Portfolio Class 3                       Portfolio Class 1
 SAST SA American Funds Growth-Income    SAST SA JPMorgan Mid-Cap Growth
   Portfolio Class 1                       Portfolio Class 2
 SAST SA American Funds Growth-Income    SAST SA JPMorgan Mid-Cap Growth
   Portfolio Class 3                       Portfolio Class 3
 SAST SA American Funds VCP Managed      SAST SA Large Cap Growth Index
   Asset Allocation Portfolio Class 1      Portfolio Class 1/(e)(q)/
 SAST SA American Funds VCP Managed      SAST SA Large Cap Growth Index
   Asset Allocation Portfolio Class 3      Portfolio Class 3/(q)/
 SAST SA BlackRock VCP Global Multi      SAST SA Large Cap Index Portfolio
   Asset Portfolio Class 1                 Class 1/(e)(ac)/
 SAST SA BlackRock VCP Global Multi      SAST SA Large Cap Index Portfolio
   Asset Portfolio Class 3                 Class 3/(ac)/
 SAST SA Boston Company Capital Growth   SAST SA Large Cap Value Index
   Portfolio Class 1/(p)/                  Portfolio Class 1/(e)(q)/
 SAST SA Boston Company Capital Growth   SAST SA Large Cap Value Index
   Portfolio Class 2/(p)/                  Portfolio Class 3/(q)/
 SAST SA Boston Company Capital Growth   SAST SA Legg Mason BW Large Cap Value
   Portfolio Class 3/(p)/                  Portfolio Class 1
 SAST SA Columbia Technology Portfolio   SAST SA Legg Mason BW Large Cap Value
   Class 1                                 Portfolio Class 2
 SAST SA Columbia Technology Portfolio   SAST SA Legg Mason BW Large Cap Value
   Class 2                                 Portfolio Class 3
 SAST SA Columbia Technology Portfolio   SAST SA Legg Mason Tactical
   Class 3                                 Opportunities Class 1
 SAST SA DFA Ultra Short Bond            SAST SA Legg Mason Tactical
   Portfolio Class 1                       Opportunities Class 3
 SAST SA DFA Ultra Short Bond            SAST SA MFS Blue Chip Growth
   Portfolio Class 2                       Portfolio Class 1
 SAST SA DFA Ultra Short Bond            SAST SA MFS Blue Chip Growth
   Portfolio Class 3                       Portfolio Class 2
 SAST SA Dogs of Wall Street Portfolio   SAST SA MFS Blue Chip Growth
   Class 1                                 Portfolio Class 3
 SAST SA Dogs of Wall Street Portfolio   SAST SA MFS Massachusetts Investors
   Class 2                                 Trust Portfolio Class 1
 SAST SA Dogs of Wall Street Portfolio   SAST SA MFS Massachusetts Investors
   Class 3                                 Trust Portfolio Class 2
 SAST SA Emerging Markets Equity Index   SAST SA MFS Massachusetts Investors
   Portfolio Class 1/(e)(q)/               Trust Portfolio Class 3
 SAST SA Emerging Markets Equity Index   SAST SA MFS Telecom Utility Portfolio
   Portfolio Class 3/(q)/                  Class 1/(v)/
 SAST SA Federated Corporate Bond        SAST SA MFS Telecom Utility Portfolio
   Portfolio Class 1                       Class 2/(v)/
 SAST SA Federated Corporate Bond        SAST SA MFS Telecom Utility Portfolio
   Portfolio Class 2                       Class 3/(v)/
 SAST SA Federated Corporate Bond        SAST SA MFS Total Return Portfolio
   Portfolio Class 3                       Class 1/(w)/
 SAST SA Fidelity Institutional AM(R)    SAST SA MFS Total Return Portfolio
   Real Estate Portfolio Class 1/(r)/      Class 2/(w)/
 SAST SA Fidelity Institutional AM(R)    SAST SA MFS Total Return Portfolio
   Real Estate Portfolio Class 2/(r)/      Class 3/(w)/
 SAST SA Fidelity Institutional AM(R)    SAST SA Mid Cap Index Portfolio
   Real Estate Portfolio Class 3/(r)/      Class 3
 SAST SA Fixed Income Index Portfolio    SAST SA Morgan Stanley International
   Class 1/(e)(s)/                         Equities Portfolio Class 1
 SAST SA Fixed Income Index Portfolio    SAST SA Morgan Stanley International
   Class 3/(s)/                            Equities Portfolio Class 2

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 SunAmerica Series Trust (SAST)/(a)/
 SAST SA Fixed Income Intermediate       SAST SA Morgan Stanley International
   Index Portfolio Class 1/(e)(aa)/        Equities Portfolio Class 3
 SAST SA Fixed Income Intermediate       SAST SA Oppenheimer Main Street Large
   Index Portfolio Class 3/(aa)/           Cap Portfolio Class 1
 SAST SA Franklin Small Company Value    SAST SA Oppenheimer Main Street Large
   Portfolio Class 3                       Cap Portfolio Class 2
 SAST SA Global Index Allocation 60-40   SAST SA Oppenheimer Main Street Large
   Portfolio Class 1/(q)/                  Cap Portfolio Class 3
 SAST SA Global Index Allocation 60-40   SAST SA PIMCO VCP Tactical Balanced
   Portfolio Class 3/(q)/                  Portfolio Class 1/(e)/
 SAST SA Global Index Allocation 75-25   SAST SA PIMCO VCP Tactical Balanced
   Portfolio Class 1/(q)/                  Portfolio Class 3
 SAST SA Global Index Allocation 75-25   SAST SA PineBridge High-Yield Bond
   Portfolio Class 3/(q)/                  Portfolio Class 1
 SAST SA Global Index Allocation 90-10   SAST SA PineBridge High-Yield Bond
   Portfolio Class 1/(q)/                  Portfolio Class 2
 SAST SA Global Index Allocation 90-10   SAST SA PineBridge High-Yield Bond
   Portfolio Class 3/(q)/                  Portfolio Class 3
 SAST SA Goldman Sachs Global Bond       SAST SA Putnam International Growth
   Portfolio Class 1                       and Income Portfolio Class 1
 SAST SA Goldman Sachs Global Bond       SAST SA Putnam International Growth
   Portfolio Class 2                       and Income Portfolio Class 2
 SAST SA Goldman Sachs Global Bond       SAST SA Putnam International Growth
   Portfolio Class 3                       and Income Portfolio Class 3
 SAST SA Goldman Sachs Multi-Asset       SAST SA Schroders VCP Global
   Insights Portfolio Class 1              Allocation Portfolio Class 1/(ab)/
 SAST SA Goldman Sachs Multi-Asset       SAST SA Schroders VCP Global
   Insights Portfolio Class 3              Allocation Portfolio Class 3/(ab)/
 SAST SA Index Allocation 60-40          SAST SA Small Cap Index Portfolio
   Portfolio Class 1                       Class 1/(e)/
 SAST SA Index Allocation 60-40          SAST SA Small Cap Index Portfolio
   Portfolio Class 3                       Class 3
 SAST SA Index Allocation 80-20          SAST SA T. Rowe Price Asset
   Portfolio Class 1                       Allocation Growth Portfolio Class 1
 SAST SA Index Allocation 80-20          SAST SA T. Rowe Price Asset
   Portfolio Class 3                       Allocation Growth Portfolio Class 3
 SAST SA Index Allocation 90-10          SAST SA T. Rowe Price VCP Balanced
   Portfolio Class 1                       Portfolio Class 1
 SAST SA Index Allocation 90-10          SAST SA T. Rowe Price VCP Balanced
   Portfolio Class 3                       Portfolio Class 3
 SAST SA International Index Portfolio   SAST SA Templeton Foreign Value
   Class 1/(e)/                            Portfolio Class 1/(e)(x)/
 SAST SA International Index Portfolio   SAST SA Templeton Foreign Value
   Class 3                                 Portfolio Class 2/(x)/
 SAST SA Invesco Growth Opportunities    SAST SA Templeton Foreign Value
   Portfolio Class 1                       Portfolio Class 3/(x)/
 SAST SA Invesco Growth Opportunities    SAST SA VCP Dynamic Allocation
   Portfolio Class 2                       Portfolio Class 1
 SAST SA Invesco Growth Opportunities    SAST SA VCP Dynamic Allocation
   Portfolio Class 3                       Portfolio Class 3
 SAST SA Invesco VCP Equity-Income       SAST SA VCP Dynamic Strategy
   Portfolio Class 1/(t)/                  Portfolio Class 1
 SAST SA Invesco VCP Equity-Income       SAST SA VCP Dynamic Strategy
   Portfolio Class 3/(t)/                  Portfolio Class 3
 SAST SA Janus Focused Growth            SAST SA VCP Index Allocation
   Portfolio Class 1                       Portfolio Class 1/(e)/
 SAST SA Janus Focused Growth            SAST SA VCP Index Allocation
   Portfolio Class 2                       Portfolio Class 3
 SAST SA Janus Focused Growth            SAST SA WellsCap Aggressive Growth
   Portfolio Class 3                       Portfolio Class 1
 SAST SA JPMorgan Diversified Balanced   SAST SA WellsCap Aggressive Growth
   Portfolio Class 1/(u)/                  Portfolio Class 2
 SAST SA JPMorgan Diversified Balanced   SAST SA WellsCap Aggressive Growth
   Portfolio Class 2/(u)/                  Portfolio Class 3
 SAST SA JPMorgan Diversified Balanced   SAST SA WellsCap Fundamental Growth
   Portfolio Class 3/(u)/                  Portfolio Class 1/(y)/
 SAST SA JPMorgan Emerging Markets       SAST SA WellsCap Fundamental Growth
   Portfolio Class 1                       Portfolio Class 2/(y)/
 SAST SA JPMorgan Emerging Markets       SAST SA WellsCap Fundamental Growth
   Portfolio Class 2                       Portfolio Class 3/(y)/

 VALIC Company I/(z)/
 VALIC Company I Global Social
   Awareness Fund                        VALIC Company I Nasdaq-100 Index Fund
 VALIC Company I International
   Equities Index Fund                   VALIC Company I Small Cap Index Fund
 VALIC Company I Mid Cap Index Fund      VALIC Company I Stock Index Fund

(a)These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust.
(b)Formerly AST SA Edge Asset Allocation Portfolio.
(c)The AST SA Wellington Growth Portfolio, in operation for the period
   January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(d)The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
   October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(e)Fund had no activity for the year.
(f)For the periods January 1, 2017 to December 31, 2017 and January 1, 2018 to August 31, 2018 (cessation of operations).
(g)For the periods January 1, 2017 to December 31, 2017 and January 1, 2018 to May 25, 2018 (cessation of operations).
(h)For the period October 20, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2018.
(i)For the period January 1, 2017 to December 31, 2017 and January 1, 2018 to April 30, 2018 (cessation of operations).
(j)Formerly Neuberger Berman AMT Absolute Return Multi Manager Portfolio.
(k)Formerly PIMCO Unconstrained Bond Portfolio.
(l)Formerly PVC SmallCap Blend Account.
(m)The SST SA Columbia Focused Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(n)Formerly SST SA Asset Allocation Diversified Growth Portfolio.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(o)For the period October 24, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2018.
(p)The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
   October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(q)For the period May 1, 2018 (commencement of operations) to December 31, 2018.
(r)Formerly SAST SA Pyramis Real Estate Portfolio.
(s)For the period February 3, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2018.
(t)Formerly SAST Invesco VCP Value Portfolio.
(u)Formerly SAST SA JPMorgan Balanced Portfolio.
(v)The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.
(w)Formerly SAST SA MFS Total Return Bond Portfolio.
(x)Formerly SAST SA Franklin Foreign Value Portfolio.
(y)The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
   October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(z)VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of the Company, serves as the investment advisor to VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I. SunAmerica Asset Management
   LLC (SAAMCO), an affiliate of the Company, serves as investment sub-advisor to certain underlying mutual funds of VALIC Company I.
(aa)For the period October 9, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2018.
(ab)For the period August 23, 2017 (commencement of operations) through December 31, 2017 and January 1, 2018 to December 31, 2018.
(ac)For the period March 27, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2018.
(ad)For the period December 1, 2017 (commencement of operations) to December 31, 2017 and January 1, 2018 to December 31, 2018.
(ae)Formerly Columbia VP Select International Equity Fund.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part of the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2. Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States
(GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

An assumed interest rate of 3.50 percent is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4.00 percent assumed interest rate.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. Fair Value Measurements

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

.. Level 1-- Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

.. Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

.. Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2018 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2018, and respective hierarchy levels.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. Expenses

Expense charges are applied against the current value of the Separate Account and are paid as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

 Products                                 Separate Account Annual Charges*
 --------                               -------------------------------------
 American Pathway II                    1.30% or 1.40%
 Polaris                                1.52%
 Polaris Advantage                      1.65%, 1.90% or 2.30%
 Polaris Advantage II                   1.30%, 1.55%, 1.90% or 2.15%
 Polaris Advisor                        1.52%, 1.72% or 1.97%
 Polaris Advisor III                    1.65%, 1.90% or 2.30%
 Polaris Advisory                       0.40%, 0.55% or 0.80%
 Polaris Advisory Income                0.40%, 0.55% or 0.80%
 Polaris America                        1.52% or 1.77%
 Polaris Choice                         1.52%, 1.72% or 1.97%
 Polaris Choice II                      1.52%, 1.72% or 1.97%
 Polaris Choice III                     1.52%, 1.77%, 2.02% or 2.17%
 Polaris Choice IV                      1.65%, 1.90% or 2.30%
 Polaris II                             1.52% or 1.77%
 Polaris II Platinum Series             1.52% or 1.77%
 Polaris Platinum                       1.52% or 1.77%
 Polaris Platinum II                    1.52%, 1.77% or 2.02%
 Polaris Platinum III                   1.15%, 1.30%, 1.55% or 1.95%
 Polaris Preferred Solution             1.00%, 1.15%, 1.40%, 1.55% or 1.80%
 Polaris Protector                      1.52% or 1.77%
 Polaris Retirement Protector           1.30%, 1.55% or 1.80%
 Polaris Select Investor                1.10%, 1.35%, 1.40% or 1.70%
 WM Diversified Strategies              1.40%, 1.55% or 1.80%
 WM Diversified Strategies III          1.55%, 1.70% or 1.95%

* The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by the Company on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


The contract maintenance charge ranges from $30 to $50 for certain contracts.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 9 percent is assessed on amount withdrawn in excess of free withdrawals. There are no withdrawal charges under the Polaris Advisor and Polaris Advisor III contracts.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes upon receipt of a purchase payment or upon surrender of the contract.

Capital Protector Fee: This optional feature provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee is calculated as a percentage of the contract value minus purchase payments received after the 90/th/ day from the date of contract issuance and deducted quarterly from the contract value during the waiting period. This optional feature is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.10 percent to
0.65 percent. This optional feature is offered under Polaris Advantage, Polaris Choice II, Polaris Choice III, Polaris Platinum II, Polaris Preferred Solution, Polaris Protector, WM Diversified Strategies and WM Diversified Strategies III contracts.

Income Protector Fee: The optional Income Protector Program provides a guaranteed fixed minimum retirement income upon annuitization. The fee is calculated as a percentage of the income benefit base, as defined in the prospectus, and is deducted annually from the contract value. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges. The income protector fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.10 percent to
0.45 percent. This optional feature is offered under Polaris America, Polaris Choice, Polaris Choice II, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Protector, WM Diversified Strategies, and WM Diversified Strategies III contracts.

MarketLock, Marketlock for Two, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


    .  MarketLock, MarketLock for Two and Income Rewards

       The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

    .  MarketLock for Life, MarketLock for Life Plus and MarketLock Income Plus

       The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Income Rewards: This optional feature provides a guaranteed withdrawal stream during an applicable period of time.

       The annual fee is calculated as a percentage of the benefit base and deducted quarterly from the contract value. The benefit base is equal to purchase payments received during the first 90 days, adjusted for withdrawals, before the benefit availability date (the availability date is up to the first 10 contract years, based on election). After the benefit availability date, the benefit base is increased by up to 50 percent of premiums received during the first 90 days, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows (Note: if Extension of the evaluation period is elected, an additional 0.10 percent -
0.25 percent is added to the Annual Fee):

Optional Features                                Products Offered                         Annual Fees
-----------------                      -------------------------------------  ------------------------------------
MarketLock                             Polaris Advantage                      0.50% to 0.65%
                                       Polaris Choice II
                                       Polaris Choice III
                                       Polaris Platinum II
                                       Polaris Preferred Solution
                                       WM Diversified Strategies
                                       WM Diversified Strategies III
MarketLock for Two                     Polaris Choice II                      0.40% prior to the first withdrawal
                                       Polaris Choice III                     0.80% after the first withdrawal
                                       Polaris Platinum II
                                       Polaris Preferred Solution
                                       WM Diversified Strategies
                                       WM Diversified Strategies III
Income Rewards                         Polaris Choice II                      0.65% in years zero to seven
                                       Polaris Choice III                     0.45% in years eight to 10
                                       Polaris Platinum II
                                       Polaris Preferred Solution
                                       Polaris Protector
                                       WM Diversified Strategies
                                       WM Diversified Strategies III

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Optional Features                                Products Offered                          Annual Fees
-----------------                      -------------------------------------  --------------------------------------
MarketLock for Life                    Polaris Advantage                      0.70% for one covered person
                                       Polaris Choice III                     0.95% for two covered person
                                       Polaris Choice IV
                                       Polaris Platinum II
                                       Polaris Platinum III
                                       Polaris Preferred Solution
MarketLock for Life Plus               Polaris Advantage                      0.65% to 0.95% for one covered person
                                       Polaris Choice III                     0.90% to 1.25% for two covered person
                                       Polaris Platinum II
                                       Polaris Preferred Solution
MarketLock Income Plus                 Polaris Advantage                      0.85% to 1.10% for one covered person
                                       Polaris Advisor III                    1.10% to 1.35% for two covered person
                                       Polaris Choice III
                                       Polaris Platinum II
                                       Polaris Platinum III
                                       Polaris Preferred Solution

Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily Fee:
These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the applicable time period, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows:

Optional Features                                Products Offered                          Annual Fees
-----------------                      -------------------------------------  --------------------------------------
Polaris Income Plus                    Polaris Advantage                      0.60% to 2.20% for one covered person
                                       Polaris Advantage II                   0.60% to 2.70% for two covered
                                                                              persons
                                       Polaris Advisory
                                       Polaris Choice III
                                       Polaris Choice IV
                                       Polaris Platinum III
                                       Polaris Preferred Solution
                                       Polaris Retirement Protector
Polaris Income Builder                 Polaris Advantage                      0.60% to 2.20% for one covered person
                                       Polaris Advantage II                   0.60% to 2.70% for two covered
                                                                              persons
                                       Polaris Choice III
                                       Polaris Choice IV
                                       Polaris Platinum III
                                       Polaris Preferred Solution
Polaris Income Plus Daily              Polaris Advisory                       0.60% to 2.50% for one covered person
                                       Polaris Platinum III                   0.60% to 2.50% for two covered
                                                                              persons
                                       Polaris Preferred Solution

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. Purchases and Sales of Investments

For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts                                                           Cost of Purchases Proceeds from Sales
------------                                                           ----------------- -------------------
American Funds IS Asset Allocation Fund Class 2                          $  5,010,632       $  8,871,881
American Funds IS Asset Allocation Fund Class 3                             3,142,323          7,760,543
American Funds IS Capital Income Builder Class 4                            1,226,097            113,969
American Funds IS Global Growth Fund Class 2                               16,589,292         30,653,842
American Funds IS Growth Fund Class 2                                      31,753,286         46,174,137
American Funds IS Growth Fund Class 3                                      23,906,426         27,971,582
American Funds IS Growth-Income Fund Class 2                               25,897,550         43,825,733
American Funds IS Growth-Income Fund Class 3                               14,266,833         26,879,805
American Funds IS High-Income Bond Fund Class 3                             2,501,016          4,223,314
American Funds IS International Fund Class 3                                2,397,461          4,423,005
American Funds IS Ultra-Short Bond Fund Class 3                             4,262,944          3,944,168
American Funds IS US Government/AAA-Rated Securities Fund Class 3             793,369          1,996,891
AST SA BlackRock Multi-Asset Income Portfolio Class 1                          55,571              1,731
AST SA BlackRock Multi-Asset Income Portfolio Class 3                      18,440,897          2,552,903
AST SA PGI Asset Allocation Portfolio Class 1                               6,807,813         12,083,175
AST SA PGI Asset Allocation Portfolio Class 2                                 609,512          1,061,999
AST SA PGI Asset Allocation Portfolio Class 3                               8,246,010          8,499,075
AST SA Wellington Capital Appreciation Portfolio Class 1                   37,823,908         43,891,072
AST SA Wellington Capital Appreciation Portfolio Class 2                    6,424,184          7,695,479
AST SA Wellington Capital Appreciation Portfolio Class 3                   82,193,992         97,408,701
AST SA Wellington Government and Quality Bond Portfolio Class 1             2,401,663          8,692,192
AST SA Wellington Government and Quality Bond Portfolio Class 2               805,575          4,370,349
AST SA Wellington Government and Quality Bond Portfolio Class 3            35,202,194        119,566,618
AST SA Wellington Growth Portfolio Class 1                                 28,771,356         69,719,341
AST SA Wellington Growth Portfolio Class 2                                  7,066,085         17,541,376
AST SA Wellington Growth Portfolio Class 3                                 36,940,491         92,139,955
AST SA Wellington Natural Resources Portfolio Class 1                       1,188,620         23,970,216
AST SA Wellington Natural Resources Portfolio Class 2                         529,340          5,676,133
AST SA Wellington Natural Resources Portfolio Class 3                       6,192,178         72,865,012
AST SA Wellington Strategic Multi-Asset Portfolio Class 3                  20,930,833          1,869,864
BlackRock Global Allocation V.I. Fund Class III                               213,233            178,615
BlackRock iShares Alternative Strategies VI Fund Class III                    144,874          1,360,476
BlackRock iShares Dynamic Allocation V.I. Fund Class III                       33,036            274,737
BLK iShares Dynamic Fixed Income VI Fund Class III                                286            346,999
BLK iShares Equity Appreciation VI Fund Class III                               2,107            175,626
Columbia VP Asset Allocation Fund Class 1                                      72,501            144,431
Columbia VP Dividend Opportunity Fund Class 1                                  25,564            310,014
Columbia VP Emerging Markets Bond Fund Class 2                                 93,703             13,394
Columbia VP Income Opportunities Fund Class 1                                 864,257          2,385,821
Columbia VP Large Cap Growth Fund Class 1                                     420,391          4,037,647
Columbia VP Limited Duration Credit Fund Class 2                              240,466            112,660
Columbia VP Loomis Sayles Growth Fund Class 1                                   3,781            207,627
Columbia VP Mid Cap Growth Opportunity Fund Class 1                             4,670             40,321
Columbia VP Overseas Core Fund Class 2                                        165,279            156,773
Columbia VP Small Company Growth Fund Class 1                                 121,414             98,933
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2                   6,172,197         10,156,809
FTVIP Franklin Income VIP Fund Class 2                                     13,451,267         28,854,034
FTVIP Franklin Strategic Income VIP Fund Class 2                              135,885            488,708
Goldman Sachs VIT Global Trends Allocation Fund Service Class                   4,198              3,162
Goldman Sachs VIT Government Money Market Fund Institutional Class          1,488,388            794,702
Goldman Sachs VIT Government Money Market Fund Service Class              119,355,504         86,483,561
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class         169,356            198,155
Goldman Sachs VIT Strategic Income Fund Advisor Class                          15,697            108,386
Invesco V.I. American Franchise Fund Series II                              4,814,779          6,699,782
Invesco V.I. Balanced-Risk Allocation Fund Series II                          325,308             73,467
Invesco V.I. Comstock Fund Series II                                       51,937,916         55,606,993
Invesco V.I. Growth and Income Fund Series II                              70,715,828         75,122,603
Ivy VIP Asset Strategy Class II                                                80,806             15,365
Lord Abbett Bond Debenture Portfolio Class VC                                 564,318            468,332
Lord Abbett Fundamental Equity Portfolio Class VC                              54,709              3,435
Lord Abbett Growth and Income Portfolio Class VC                           22,729,584         38,122,023
Lord Abbett Mid Cap Stock Portfolio Class VC                                  713,434          3,086,778

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts                                                         Cost of Purchases Proceeds from Sales
------------                                                         ----------------- -------------------
Lord Abbett Short Duration Income Portfolio Class VC                   $    967,136        $   392,171
Morgan Stanley VIF Global Infrastructure Portfolio Class II                 325,208            183,123
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio            247,506            197,149
PIMCO All Asset Portfolio Advisor Class                                      15,863              3,963
PIMCO Dynamic Bond Portfolio Advisor Class                                  156,705            167,275
PIMCO Emerging Markets Bond Portfolio Advisor Class                         114,403             47,792
PVC Diversified International Account Class 1                                25,555            115,778
PVC Diversified International Account Class 2                                20,695             57,089
PVC Equity Income Account Class 1                                         1,193,519          2,753,389
PVC Equity Income Account Class 2                                           722,499          1,693,009
PVC Government & High Quality Bond Account Class 1                          251,434            840,681
PVC Government & High Quality Bond Account Class 2                           32,445             85,591
PVC Income Account Class 1                                                  264,305            735,902
PVC Income Account Class 2                                                  363,598            529,250
PVC LargeCap Growth Account Class 1                                          50,506             80,356
PVC LargeCap Growth Account Class 2                                          45,227             67,911
PVC MidCap Account Class 1                                                  248,972            356,471
PVC MidCap Account Class 2                                                  103,429             24,444
PVC Principal Capital Appreciation Account Class 1                          684,252          1,700,564
PVC Principal Capital Appreciation Account Class 2                          137,583            288,448
PVC Real Estate Securities Account Class 1                                   48,899             34,904
PVC Real Estate Securities Account Class 2                                   24,132             61,615
PVC SAM Balanced Portfolio Class 1                                        2,649,301          4,348,182
PVC SAM Balanced Portfolio Class 2                                        2,496,070          3,231,892
PVC SAM Conservative Balanced Portfolio Class 1                           1,655,761          1,743,075
PVC SAM Conservative Balanced Portfolio Class 2                             234,795            358,623
PVC SAM Conservative Growth Portfolio Class 1                             1,183,769          3,605,205
PVC SAM Conservative Growth Portfolio Class 2                             1,360,124          2,609,703
PVC SAM Flexible Income Portfolio Class 1                                   336,377            994,788
PVC SAM Flexible Income Portfolio Class 2                                   334,633          1,106,255
PVC SAM Strategic Growth Portfolio Class 1                                  824,663          1,191,151
PVC SAM Strategic Growth Portfolio Class 2                                  505,639          1,178,180
PVC Short-Term Income Account Class 1                                       265,348            202,246
PVC Short-Term Income Account Class 2                                       202,625            402,184
PVC SmallCap Account Class 1                                                 48,197            248,816
PVC SmallCap Account Class 2                                                 50,454            123,491
SST SA Allocation Balanced Portfolio Class 3                             34,306,837         28,588,006
SST SA Allocation Growth Portfolio Class 1                                  168,526              1,803
SST SA Allocation Growth Portfolio Class 3                               54,664,753          6,798,356
SST SA Allocation Moderate Growth Portfolio Class 1                          40,806             42,924
SST SA Allocation Moderate Growth Portfolio Class 3                      49,561,838         34,561,872
SST SA Allocation Moderate Portfolio Class 1                                     --             20,428
SST SA Allocation Moderate Portfolio Class 3                             40,422,368         27,432,051
SST SA Columbia Focused Growth Portfolio Class 3                            150,614            252,539
SST SA Columbia Focused Value Portfolio Class 3                              72,260              2,704
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3              17,666             91,566
SST SA Multi-Managed International Equity Portfolio Class 3                 113,592             39,853
SST SA Multi-Managed Large Cap Growth Portfolio Class 3                     119,501            101,486
SST SA Multi-Managed Large Cap Value Portfolio Class 3                      109,532             10,907
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3                       103,661             59,243
SST SA Multi-Managed Mid Cap Value Portfolio Class 3                         49,615             28,474
SST SA Multi-Managed Small Cap Portfolio Class 3                            131,032             27,231
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1         270,547             20,118
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3      31,854,566          2,419,010
SST SA T. Rowe Price Growth Stock Portfolio Class 3                         233,946             38,412
SST SA Wellington Real Return Portfolio Class 3                          32,147,740         66,925,170
SAST SA AB Growth Portfolio Class 1                                     151,039,883         29,999,148
SAST SA AB Growth Portfolio Class 2                                      27,521,467          4,727,077
SAST SA AB Growth Portfolio Class 3                                     258,646,288         35,150,499
SAST SA AB Small & Mid Cap Value Portfolio Class 2                        3,197,787          2,703,847
SAST SA AB Small & Mid Cap Value Portfolio Class 3                      119,409,981         75,151,457
SAST SA American Funds Asset Allocation Portfolio Class 1                   839,845            111,490
SAST SA American Funds Asset Allocation Portfolio Class 3               363,902,137         53,209,426
SAST SA American Funds Global Growth Portfolio Class 3                  105,153,419         75,666,447
SAST SA American Funds Growth Portfolio Class 1                             322,456            167,762
SAST SA American Funds Growth Portfolio Class 3                         118,591,575         72,736,770
SAST SA American Funds Growth-Income Portfolio Class 1                      302,114            173,497

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts                                                           Cost of Purchases Proceeds from Sales
------------                                                           ----------------- -------------------
SAST SA American Funds Growth-Income Portfolio Class 3                   $ 80,994,427       $ 50,252,363
SAST SA American Funds VCP Managed Asset Allocation Portfolio Class 1          32,481                664
SAST SA American Funds VCP Managed Asset Allocation Portfolio Class 3     276,925,228        103,751,566
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1                     13,367                266
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3                124,385,842         52,097,425
SAST SA Boston Company Capital Growth Portfolio Class 1                     2,077,197          5,471,406
SAST SA Boston Company Capital Growth Portfolio Class 2                       667,439          1,659,776
SAST SA Boston Company Capital Growth Portfolio Class 3                    18,242,121         52,155,091
SAST SA Columbia Technology Portfolio Class 1                               2,682,914          2,884,044
SAST SA Columbia Technology Portfolio Class 2                               1,050,504            874,579
SAST SA Columbia Technology Portfolio Class 3                              17,178,418         13,837,846
SAST SA DFA Ultra Short Bond Portfolio Class 1                             12,177,461         12,927,587
SAST SA DFA Ultra Short Bond Portfolio Class 2                              3,038,334          2,480,761
SAST SA DFA Ultra Short Bond Portfolio Class 3                             82,677,266         84,633,193
SAST SA Dogs of Wall Street Portfolio Class 1                               3,884,020          4,117,440
SAST SA Dogs of Wall Street Portfolio Class 2                                 826,313          1,495,765
SAST SA Dogs of Wall Street Portfolio Class 3                              22,689,852         27,642,990
SAST SA Emerging Markets Equity Index Portfolio Class 3                       531,950             25,779
SAST SA Federated Corporate Bond Portfolio Class 1                          3,161,953          8,046,078
SAST SA Federated Corporate Bond Portfolio Class 2                            942,565          3,291,147
SAST SA Federated Corporate Bond Portfolio Class 3                         59,787,681        135,784,388
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio Class 1          2,134,035          4,186,429
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio Class 2            479,345            824,153
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio Class 3         26,859,059         42,983,676
SAST SA Fixed Income Index Portfolio Class 3                                7,712,774          1,501,848
SAST SA Fixed Income Intermediate Index Portfolio Class 3                   8,816,929            704,801
SAST SA Franklin Small Company Value Portfolio Class 3                     36,259,678         30,854,821
SAST SA Global Index Allocation 60-40 Portfolio Class 1                        50,927                  5
SAST SA Global Index Allocation 60-40 Portfolio Class 3                    13,004,102            162,944
SAST SA Global Index Allocation 75-25 Portfolio Class 1                         7,513                 --
SAST SA Global Index Allocation 75-25 Portfolio Class 3                    17,033,403            740,084
SAST SA Global Index Allocation 90-10 Portfolio Class 1                        41,688             22,882
SAST SA Global Index Allocation 90-10 Portfolio Class 3                    63,897,691          1,119,354
SAST SA Goldman Sachs Global Bond Portfolio Class 1                         1,455,405          3,351,701
SAST SA Goldman Sachs Global Bond Portfolio Class 2                           322,000            786,005
SAST SA Goldman Sachs Global Bond Portfolio Class 3                        41,580,761         65,054,437
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1                   17,971             10,657
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3                8,840,516            707,072
SAST SA Index Allocation 60-40 Portfolio Class 1                                1,633              1,004
SAST SA Index Allocation 60-40 Portfolio Class 3                           44,928,465          2,103,370
SAST SA Index Allocation 80-20 Portfolio Class 1                            1,184,208             19,518
SAST SA Index Allocation 80-20 Portfolio Class 3                           79,553,881          3,426,627
SAST SA Index Allocation 90-10 Portfolio Class 1                            1,725,855             36,301
SAST SA Index Allocation 90-10 Portfolio Class 3                          245,456,227          6,445,070
SAST SA International Index Portfolio Class 3                               2,013,955            867,506
SAST SA Invesco Growth Opportunities Portfolio Class 1                      1,738,211          1,503,554
SAST SA Invesco Growth Opportunities Portfolio Class 2                        441,186            368,998
SAST SA Invesco Growth Opportunities Portfolio Class 3                     29,038,808         41,433,655
SAST SA Invesco VCP Equity-Income Portfolio Class 1                            30,481             10,359
SAST SA Invesco VCP Equity-Income Portfolio Class 3                       165,418,340        104,190,855
SAST SA Janus Focused Growth Portfolio Class 1                              1,156,346          2,486,338
SAST SA Janus Focused Growth Portfolio Class 2                                776,533          1,610,118
SAST SA Janus Focused Growth Portfolio Class 3                             13,639,924         25,557,675
SAST SA JPMorgan Diversified Balanced Portfolio Class 1                     5,196,852          5,767,013
SAST SA JPMorgan Diversified Balanced Portfolio Class 2                       822,226          1,320,269
SAST SA JPMorgan Diversified Balanced Portfolio Class 3                    45,179,525         20,319,438
SAST SA JPMorgan Emerging Markets Portfolio Class 1                         1,849,119          4,487,578
SAST SA JPMorgan Emerging Markets Portfolio Class 2                           284,948            600,887
SAST SA JPMorgan Emerging Markets Portfolio Class 3                        21,315,678         24,913,389
SAST SA JPMorgan Equity-Income Portfolio Class 1                            9,875,168         16,749,515
SAST SA JPMorgan Equity-Income Portfolio Class 2                              805,786          1,327,112
SAST SA JPMorgan Equity-Income Portfolio Class 3                           16,890,967         25,390,674
SAST SA JPMorgan Global Equities Portfolio Class 1                          6,741,707          5,061,422
SAST SA JPMorgan Global Equities Portfolio Class 2                            621,732            545,669
SAST SA JPMorgan Global Equities Portfolio Class 3                          7,687,258          6,366,101
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                            2,724,297          5,619,138
SAST SA JPMorgan MFS Core Bond Portfolio Class 2                              388,875          1,579,626
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                           57,276,651        161,453,098

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts                                                      Cost of Purchases Proceeds from Sales
------------                                                      ----------------- -------------------
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1                  $    5,669,466     $    4,789,347
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2                       1,656,848          1,841,558
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3                      24,073,842         26,546,416
SAST SA Large Cap Growth Index Portfolio Class 3                          304,260              6,483
SAST SA Large Cap Index Portfolio Class 3                               8,996,923          3,556,860
SAST SA Large Cap Value Index Portfolio Class 3                           591,550             48,256
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1                41,863,918         49,633,731
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2                 5,430,647          6,534,087
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3                73,526,520         74,707,432
SAST SA Legg Mason Tactical Opportunities Class 1                          18,513             11,672
SAST SA Legg Mason Tactical Opportunities Class 3                      20,187,420            901,834
SAST SA MFS Blue Chip Growth Portfolio Class 1                            930,129          1,577,305
SAST SA MFS Blue Chip Growth Portfolio Class 2                            264,676            570,526
SAST SA MFS Blue Chip Growth Portfolio Class 3                         17,240,815         23,288,370
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1             4,586,349          7,086,856
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2             1,120,408          2,054,349
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3            29,438,318         47,717,047
SAST SA MFS Telecom Utility Portfolio Class 1                           2,001,256         11,819,840
SAST SA MFS Telecom Utility Portfolio Class 2                             254,411          1,323,217
SAST SA MFS Telecom Utility Portfolio Class 3                           4,855,939         24,557,256
SAST SA MFS Total Return Portfolio Class 1                              8,376,075         15,379,903
SAST SA MFS Total Return Portfolio Class 2                              2,132,207          4,467,164
SAST SA MFS Total Return Portfolio Class 3                             29,498,532         31,487,641
SAST SA Mid Cap Index Portfolio Class 3                                 2,501,744            477,694
SAST SA Morgan Stanley International Equities Portfolio Class 1         1,514,936          4,614,844
SAST SA Morgan Stanley International Equities Portfolio Class 2           554,521          1,451,036
SAST SA Morgan Stanley International Equities Portfolio Class 3        12,635,860         20,846,681
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1             1,839,118          3,894,661
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 2               308,112            612,467
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3             7,226,842          9,957,165
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3                 244,334,232         89,677,190
SAST SA PineBridge High-Yield Bond Portfolio Class 1                    9,500,722         13,118,463
SAST SA PineBridge High-Yield Bond Portfolio Class 2                      581,229          1,817,794
SAST SA PineBridge High-Yield Bond Portfolio Class 3                   24,625,719         39,354,324
SAST SA Putnam International Growth and Income Portfolio Class 1        1,439,188          4,533,892
SAST SA Putnam International Growth and Income Portfolio Class 2          289,512            811,379
SAST SA Putnam International Growth and Income Portfolio Class 3       12,813,266         20,952,645
SAST SA Schroders VCP Global Allocation Portfolio Class 1                  68,254            167,857
SAST SA Schroders VCP Global Allocation Portfolio Class 3              91,321,967         44,458,911
SAST SA Small Cap Index Portfolio Class 3                               2,969,212            925,410
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1            99,032             22,183
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3        86,116,228            593,778
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1                       70,786                885
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3                  330,893,822         46,303,002
SAST SA Templeton Foreign Value Portfolio Class 2                       1,372,390          1,785,155
SAST SA Templeton Foreign Value Portfolio Class 3                      55,820,742         58,858,942
SAST SA VCP Dynamic Allocation Portfolio Class 1                          205,344              7,798
SAST SA VCP Dynamic Allocation Portfolio Class 3                    1,495,867,444      1,004,466,038
SAST SA VCP Dynamic Strategy Portfolio Class 1                            196,600              2,834
SAST SA VCP Dynamic Strategy Portfolio Class 3                        835,866,532        633,199,964
SAST SA VCP Index Allocation Portfolio Class 3                        190,853,140          1,426,835
SAST SA WellsCap Aggressive Growth Portfolio Class 1                    3,916,779          3,058,840
SAST SA WellsCap Aggressive Growth Portfolio Class 2                      454,649            402,706
SAST SA WellsCap Aggressive Growth Portfolio Class 3                    6,353,215          6,676,413
SAST SA WellsCap Fundamental Growth Portfolio Class 1                  22,374,930         46,257,148
SAST SA WellsCap Fundamental Growth Portfolio Class 2                   1,437,583          2,765,738
SAST SA WellsCap Fundamental Growth Portfolio Class 3                  34,358,932         71,291,327
VALIC Company I Global Social Awareness Fund                               20,617             16,728
VALIC Company I International Equities Index Fund                         757,968            359,095
VALIC Company I Mid Cap Index Fund                                        758,526            250,930
VALIC Company I Nasdaq-100 Index Fund                                     638,789            455,923
VALIC Company I Small Cap Index Fund                                      746,505            351,697
VALIC Company I Stock Index Fund                                        2,235,502          2,378,049

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2018, follows:

                                                   December 31, 2018                     For the Year Ended December 31, 2018
                                        ---------------------------------------------  ----------------------------------------
                                                                                       Investment    Expense         Total
                                                   Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                   -------------------      Net          Ratio    -------------- --------------
Sub-accounts                              Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                            ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                           2,027,113  25.46     26.52      53,635,417       1.66     1.52   1.77    -6.29   -6.05
American Funds IS Asset Allocation
  Fund Class 3                             366,615  79.35     81.05      29,685,528       1.65     1.30   1.40    -5.83   -5.74
American Funds IS Capital Income
  Builder Class 4                          250,680   9.55     10.11       2,525,208       2.45     1.10   1.70    -8.82   -8.27
American Funds IS Global Growth
  Fund Class 2                           3,735,343  35.96     38.70     143,495,683       0.67     1.52   1.97   -10.83  -10.42
American Funds IS Growth Fund
  Class 2                                5,540,310  38.85     41.80     229,575,955       0.45     1.52   1.97    -2.20   -1.76
American Funds IS Growth Fund
  Class 3                                  479,248 382.29    390.47     187,004,336       0.52     1.30   1.40    -1.58   -1.48
American Funds IS Growth-Income
  Fund Class 2                           6,574,494  31.25     33.64     219,436,501       1.44     1.52   1.97    -3.71   -3.28
American Funds IS Growth-Income
  Fund Class 3                             554,349 248.36    253.67     140,467,092       1.48     1.30   1.40    -3.09   -3.00
American Funds IS High-Income Bond
  Fund Class 3                              92,070 100.94    103.09       9,485,774       6.15     1.30   1.40    -3.70   -3.60
American Funds IS International Fund
  Class 3                                  378,965  61.42     62.73      23,747,070       1.73     1.30   1.40   -14.32  -14.23
American Funds IS Ultra-Short Bond
  Fund Class 3                             228,920  19.31     19.72       4,514,142       0.95     1.30   1.40    -0.04    0.06
American Funds IS US Government/
  AAA-Rated Securities Fund Class 3        220,852  39.48     40.32       8,898,646       1.73     1.30   1.40    -0.70   -0.60
AST SA BlackRock Multi-Asset
  Income Portfolio Class 1                   5,476            10.00          54,731       9.29            0.55            -4.29
AST SA BlackRock Multi-Asset
  Income Portfolio Class 3               2,645,609   9.73     10.88      29,724,213       6.31     1.00   1.90    -5.81   -4.96
AST SA PGI Asset Allocation
  Portfolio Class 1                      1,793,441  39.67     41.46      74,336,943       2.56     1.52   1.77    -6.23   -5.99
AST SA PGI Asset Allocation
  Portfolio Class 2                        109,306  37.45     40.41       4,326,410       2.40     1.52   1.97    -6.53   -6.11
AST SA PGI Asset Allocation
  Portfolio Class 3                      1,723,951  12.73     15.37      38,510,997       2.41     1.00   2.30    -6.94   -5.72
AST SA Wellington Capital
  Appreciation Portfolio Class 1         2,068,924  31.63    122.29     248,755,581       0.00     1.52   1.77    -2.50   -2.26
AST SA Wellington Capital
  Appreciation Portfolio Class 2           311,492 111.96    121.55      36,836,898       0.00     1.40   1.97    -2.83   -2.27
AST SA Wellington Capital
  Appreciation Portfolio Class 3         7,461,856  18.39     27.14     365,803,763       0.00     1.00   2.30    -3.25   -1.98
AST SA Wellington Government and
  Quality Bond Portfolio Class 1         2,354,788  13.87     21.23      49,625,212       2.01     1.52   1.77    -1.70   -1.46
AST SA Wellington Government and
  Quality Bond Portfolio Class 2           893,686  19.22     20.73      18,364,951       1.83     1.52   1.97    -2.05   -1.61
AST SA Wellington Government and
  Quality Bond Portfolio Class 3        27,592,588  10.09     11.02     414,808,827       1.82     1.00   2.30    -2.49   -1.21
AST SA Wellington Growth Portfolio
  Class 1                                       --  60.65     63.40              --       2.29     1.52   1.77     5.11    5.32
AST SA Wellington Growth Portfolio
  Class 2                                       --  57.55     61.89              --       2.01     1.52   1.97     4.82    5.20
AST SA Wellington Growth Portfolio
  Class 3                                       --  16.02     18.31              --       1.81     1.10   2.15     4.55    5.44
AST SA Wellington Natural Resources
  Portfolio Class 1                             --  43.99     45.99              --       4.15     1.52   1.77     3.40    3.61
AST SA Wellington Natural Resources
  Portfolio Class 2                             --  41.74     45.00              --       4.09     1.52   1.97     3.09    3.46
AST SA Wellington Natural Resources
  Portfolio Class 3                             --   8.64      9.97              --       3.73     1.00   2.30     2.76    3.84
AST SA Wellington Strategic Multi-
  Asset Portfolio Class 3                2,651,239  10.24     10.40      27,408,241       1.58     1.00   1.70    -9.37   -8.73
BlackRock Global Allocation V.I.
  Fund Class III                           227,133   9.61     10.25       2,261,002       0.89     1.10   1.70    -9.15   -8.60
BlackRock iShares Alternative
  Strategies VI Fund Class III                  --  10.83     11.77              --       0.00     1.10   1.70     1.01    1.41
BlackRock iShares Dynamic
  Allocation V.I. Fund Class III            41,385   9.98     10.69         435,002       0.62     1.10   1.70    -6.79   -6.22
BLK iShares Dynamic Fixed Income
  VI Fund Class III                             --   9.86     10.03              --       0.00     1.10   1.40    -2.23   -2.16
BLK iShares Equity Appreciation VI
  Fund Class III                                --  11.15     11.73              --       0.00     1.10   1.40    -2.21   -2.14
Columbia VP Asset Allocation Fund
  Class 1                                   37,168  17.04     17.80         661,579       1.62     1.52   1.77    -6.21   -5.97
Columbia VP Dividend Opportunity
  Fund Class 1                              86,513  17.06     17.85       1,537,452       0.00     1.52   1.77    -7.39   -7.16
Columbia VP Emerging Markets Bond
  Fund Class 2                               7,341  10.14     10.38          76,171       8.83     1.10   1.70    -8.95   -8.40
Columbia VP Income Opportunities
  Fund Class 1                             382,858  22.55     24.80       9,306,131       5.04     1.52   2.17    -5.83   -5.21
Columbia VP Large Cap Growth Fund
  Class 1                                1,625,494  12.27     12.49      20,238,170       0.00     1.52   2.17    -6.01   -5.40
Columbia VP Limited Duration Credit
  Fund Class 2                              26,182   9.79      9.86         258,065       3.06     1.10   1.35    -1.36   -1.12
Columbia VP Loomis Sayles Growth
  Fund Class 1                             126,507  13.07     13.16       1,661,792       0.00     1.52   1.77    -4.12   -3.88
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1                  17,904  16.93     19.35         340,403       0.00     1.52   2.02    -6.69   -6.21
Columbia VP Overseas Core Fund
  Class 2                                  116,243   9.90      9.96       1,157,471       2.54     1.52   1.77   -18.28  -18.08
Columbia VP Small Company Growth
  Fund Class 1                              29,151  21.91     22.93         663,985       0.00     1.52   1.77    -3.49   -3.24
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2            2,974,892  11.63     13.27      37,671,148       3.24     1.10   2.30   -11.71  -10.64
FTVIP Franklin Income VIP Fund
  Class 2                                8,438,188  11.57     12.95     119,326,659       4.91     1.00   2.30    -6.49   -5.26
FTVIP Franklin Strategic Income VIP
  Fund Class 2                              78,987   9.77     10.00         780,788       2.24     1.10   1.70    -3.79   -3.21
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class              4,879   9.75     10.36          50,390       0.69     1.10   1.35    -5.63   -5.39
Goldman Sachs VIT Government
  Money Market Fund Institutional
  Class                                     70,384            10.14         713,660       0.31            0.55             1.17
Goldman Sachs VIT Government
  Money Market Fund Service Class        8,510,198   9.69      9.91      83,717,300       1.31     1.10   1.95    -0.49    0.37
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor Class      88,650   8.66      8.75         773,374       2.25     1.10   1.70    -8.67   -8.12
Goldman Sachs VIT Strategic Income
  Fund Advisor Class                            --   9.12      9.28              --       0.19     1.10   1.70    -0.26   -0.06
Invesco V.I. American Franchise Fund
  Series II                                863,349  16.38     20.03      17,796,063       0.00     1.10   2.30    -6.09   -4.95
Invesco V.I. Balanced-Risk Allocation
  Fund Series II                            74,606  10.21     10.63         784,492       1.50     1.10   1.40    -8.02   -7.74
Invesco V.I. Comstock Fund Series II    13,750,195  13.28     15.09     255,260,543       1.47     1.10   2.30   -14.37  -13.33
Invesco V.I. Growth and Income Fund
  Series II                             17,989,340  13.27     15.07     353,879,831       1.82     1.10   2.30   -15.57  -14.54
Ivy VIP Asset Strategy Class II             40,786   9.00      9.51         381,131       2.09     1.10   1.70    -7.04   -6.48
Lord Abbett Bond Debenture Portfolio
  Class VC                                 100,706  10.39     11.10       1,111,216       5.28     1.10   1.70    -5.65   -5.08
Lord Abbett Fundamental Equity
  Portfolio Class VC                        23,422  10.96     11.44         266,826       1.57     1.10   1.40    -9.44   -9.17
Lord Abbett Growth and Income
  Portfolio Class VC                     8,937,979  13.55     13.81     154,146,994       1.34     1.00   2.30   -10.25   -9.06
Lord Abbett Mid Cap Stock Portfolio
  Class VC                                 625,120  18.96     19.77      12,326,676       0.65     1.52   1.77   -16.54  -16.33
Lord Abbett Short Duration Income
  Portfolio Class VC                       171,712   9.97     10.24       1,748,919       4.07     1.10   1.70    -0.56    0.04

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                 December 31, 2018                     For the Year Ended December 31, 2018
                                     ----------------------------------------------  ----------------------------------------
                                                                                     Investment    Expense         Total
                                                 Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                 -------------------      Net          Ratio    -------------- --------------
Sub-accounts                            Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                         ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
Morgan Stanley VIF Global
  Infrastructure Portfolio Class II      108,208  9.17       9.93        1,060,626      2.93     1.10   1.70    -9.45   -8.90
Neuberger Berman AMT US Equity
  Index PutWrite Strategy Portfolio       93,968  8.56       8.93          834,488      0.00     1.10   1.70    -8.36   -7.81
PIMCO All Asset Portfolio Advisor
  Class                                    4,334 10.15      10.18           44,132      3.47     1.10   1.35    -6.72   -6.49
PIMCO Dynamic Bond Portfolio
  Advisor Class                           83,765 10.17      10.39          865,952      2.80     1.10   1.70    -0.79   -0.19
PIMCO Emerging Markets Bond
  Portfolio Advisor Class                 22,441 10.57      10.86          237,457      4.36     1.10   1.40    -6.16   -5.88
PVC Diversified International
  Account Class 1                         83,344  7.16       7.63          629,548      2.20     1.40   1.80   -19.02  -18.69
PVC Diversified International
  Account Class 2                         32,739  6.70       7.14          231,762      1.92     1.55   1.95   -19.38  -19.05
PVC Equity Income Account Class 1        585,103 17.61      18.88       10,949,628      1.88     1.40   1.80    -6.72   -6.34
PVC Equity Income Account Class 2        384,146 16.42      16.99        6,616,984      1.75     1.52   1.95    -7.08   -6.68
PVC Government & High Quality
  Bond Account Class 1                   178,972  8.08       8.65        1,508,552      3.52     1.40   1.80    -0.90   -0.50
PVC Government & High Quality
  Bond Account Class 2                    92,586  7.52       8.04          736,724      3.43     1.55   1.95    -1.27   -0.87
PVC Income Account Class 1               299,013 10.36      11.11        3,285,269      4.25     1.40   1.80    -1.02   -0.63
PVC Income Account Class 2               154,338  9.73      10.42        1,600,955      4.02     1.55   1.95    -1.48   -1.08
PVC LargeCap Growth Account
  Class 1                                 40,451 12.48      13.39          536,163      0.24     1.40   1.80    -8.96   -8.60
PVC LargeCap Growth Account
  Class 2                                 33,471 11.71      12.53          416,736      0.10     1.55   1.95    -9.33   -8.97
PVC MidCap Account Class 1                65,169 22.79      24.42        1,565,530      0.27     1.40   1.80    -8.22   -7.85
PVC MidCap Account Class 2                31,145 21.22      22.73          702,572      0.05     1.55   1.95    -8.60   -8.23
PVC Principal Capital Appreciation
  Account Class 1                        343,884 23.85      25.58        8,741,294      1.17     1.40   1.80    -5.14   -4.76
PVC Principal Capital Appreciation
  Account Class 2                         78,200 22.19      23.77        1,843,740      0.96     1.55   1.95    -5.51   -5.13
PVC Real Estate Securities Account
  Class 1                                 11,015 30.66      32.74          359,551      1.86     1.40   1.80    -5.93   -5.55
PVC Real Estate Securities Account
  Class 2                                  6,759 30.22      31.26          210,152      1.47     1.55   1.70    -6.09   -5.95
PVC SAM Balanced Portfolio
  Class 1                              1,715,857 15.01      16.10       26,908,063      3.13     1.40   1.80    -6.75   -6.37
PVC SAM Balanced Portfolio
  Class 2                              1,628,873 14.06      15.13       24,368,794      2.97     1.52   1.95    -7.09   -6.69
PVC SAM Conservative Balanced
  Portfolio Class 1                      251,091 10.35      11.09        2,740,149      3.39     1.40   1.80    -5.22   -4.84
PVC SAM Conservative Balanced
  Portfolio Class 2                      289,548  9.70      14.54        3,004,255      3.23     1.52   1.95    -5.62   -5.21
PVC SAM Conservative Growth
  Portfolio Class 1                      750,535 16.11      17.27       12,656,289      2.84     1.40   1.80    -8.30   -7.93
PVC SAM Conservative Growth
  Portfolio Class 2                      851,118 15.04      16.16       13,549,050      2.55     1.52   1.95    -8.63   -8.23
PVC SAM Flexible Income Portfolio
  Class 1                                384,409 11.62      12.47        4,675,908      3.85     1.40   1.80    -3.73   -3.34
PVC SAM Flexible Income Portfolio
  Class 2                                407,965 10.90      14.41        4,747,560      3.73     1.52   1.95    -4.10   -3.68
PVC SAM Strategic Growth
  Portfolio Class 1                      160,039 17.54      18.78        2,954,716      2.20     1.40   1.80   -10.24   -9.88
PVC SAM Strategic Growth
  Portfolio Class 2                      311,190 16.38      17.65        5,389,174      2.17     1.52   1.95   -10.64  -10.25
PVC Short-Term Income Account
  Class 1                                218,942  7.33       7.86        1,647,806      1.94     1.40   1.80    -0.79   -0.39
PVC Short-Term Income Account
  Class 2                                 78,089  6.90       7.38          571,603      1.70     1.55   1.95    -0.74   -0.34
PVC SmallCap Account Class 1              38,198 11.73      12.56          468,247      0.30     1.40   1.80   -12.49  -12.14
PVC SmallCap Account Class 2              24,566 10.96      11.69          286,110      0.09     1.55   1.95   -12.89  -12.54
SST SA Allocation Balanced
  Portfolio Class 3                    8,015,704 10.02      13.47      117,529,485      4.50     1.00   2.30    -6.14   -4.90
SST SA Allocation Growth Portfolio
  Class 1                                 12,900            10.59          136,656      3.97            0.55            -7.42
SST SA Allocation Growth Portfolio
  Class 3                              5,568,909 10.08      14.70       88,235,297      4.32     1.00   2.15    -9.18   -8.13
SST SA Allocation Moderate
  Growth Portfolio Class 1                 2,624            10.53           27,629      4.46            0.55            -6.25
SST SA Allocation Moderate
  Growth Portfolio Class 3            12,410,306 10.07      13.71      184,982,706      4.25     1.00   2.30    -8.08   -6.87
SST SA Allocation Moderate
  Portfolio Class 1                           --            11.35               --      0.00            0.55             2.42
SST SA Allocation Moderate
  Portfolio Class 3                   11,146,630 10.07      13.73      166,597,503      4.30     1.00   2.30    -7.13   -5.91
SST SA Columbia Focused Growth
  Portfolio Class 3                           -- 13.12      13.56               --      0.00     1.10   1.40     9.69    9.96
SST SA Columbia Focused Value
  Portfolio Class 3                       10,059 11.14      12.11          120,245      4.28     1.10   1.70   -13.63  -13.11
SST SA Multi-Managed Diversified
  Fixed Income Portfolio Class 3          17,128  9.96      10.17          171,227      2.03     1.10   1.40    -2.67   -2.37
SST SA Multi-Managed
  International Equity Portfolio
  Class 3                                 39,785  9.59       9.61          379,801      2.70     1.10   1.40   -15.66  -15.41
SST SA Multi-Managed Large Cap
  Growth Portfolio Class 3                10,417 12.70      13.48          136,207      0.40     1.10   1.40    -3.33   -3.04
SST SA Multi-Managed Large Cap
  Value Portfolio Class 3                 19,081 10.56      11.03          204,053      2.10     1.10   1.40   -11.21  -10.94
SST SA Multi-Managed Mid Cap
  Growth Portfolio Class 3                29,475 11.92      12.78          366,656      0.00     1.10   1.40    -5.07   -4.79
SST SA Multi-Managed Mid Cap
  Value Portfolio Class 3                 27,240 10.18      10.86          290,090      0.69     1.10   1.40   -13.29  -13.03
SST SA Multi-Managed Small Cap
  Portfolio Class 3                       20,102  9.82      11.28          222,228      0.00     1.10   1.70   -13.27  -12.74
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio
  Class 1                                 20,206 10.57      10.60          213,707      2.17     0.40   0.55    -9.05   -8.91
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio
  Class 3                              4,285,300 10.80      11.03       46,933,229      2.38     1.00   1.95   -10.54   -9.68
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                       25,208 12.53      14.49          359,324      0.00     1.10   1.70    -3.10   -2.52
SST SA Wellington Real Return
  Portfolio Class 3                   23,246,639  9.90      10.28      259,394,966      3.35     1.00   2.30    -2.49   -1.20
SAST SA AB Growth Portfolio
  Class 1                              3,443,973 21.09      80.56      275,198,633      0.00     1.52   1.77     0.51    0.77
SAST SA AB Growth Portfolio
  Class 2                                508,844 72.60      80.29       39,379,869      0.00     1.40   1.97     0.15    0.73
SAST SA AB Growth Portfolio
  Class 3                              6,618,140 19.90      22.98      307,040,245      0.00     1.00   2.30    -0.28    1.04
SAST SA AB Small & Mid Cap
  Value Portfolio Class 2                309,550 30.80      33.18       10,195,432      0.51     1.52   1.97   -16.90  -16.52
SAST SA AB Small & Mid Cap
  Value Portfolio Class 3             13,241,903 13.29      18.04      323,869,520      0.32     1.00   2.30   -17.26  -16.17
SAST SA American Funds Asset
  Allocation Portfolio Class 1            66,637 10.66      10.69          710,711      5.38     0.40   0.55    -5.14   -5.00
SAST SA American Funds Asset
  Allocation Portfolio Class 3        42,900,760 13.22      15.23      721,085,470      3.09     1.00   2.30    -7.05   -5.83
SAST SA American Funds Global
  Growth Portfolio Class 3            17,769,533 14.06      17.12      328,237,498      1.15     1.00   2.30   -11.35  -10.18
SAST SA American Funds Growth
  Portfolio Class 1                        6,005             9.46           56,785      5.55            0.55            -5.44
SAST SA American Funds Growth
  Portfolio Class 3                   13,489,990 17.21      19.47      284,102,252      0.94     1.00   2.30    -2.80   -1.52
SAST SA American Funds Growth-
  Income Portfolio Class 1                 4,976             9.49           47,237     14.80            0.55            -5.07
SAST SA American Funds Growth-
  Income Portfolio Class 3            11,818,330 16.12      17.52      223,453,052      2.71     1.00   2.30    -4.29   -3.03
SAST SA American Funds VCP
  Managed Asset Allocation
  Portfolio Class 1                        3,209            10.53           33,789      3.37            0.55            -5.42
SAST SA American Funds VCP
  Managed Asset Allocation
  Portfolio Class 3                  111,175,437 10.09      12.48    1,455,963,780      1.60     1.00   2.15    -7.16   -6.08
SAST SA BlackRock VCP Global
  Multi Asset Portfolio Class 1            1,096 10.27      10.32           11,316      1.79     0.55   0.80    -6.30   -6.06

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                 December 31, 2018                     For the Year Ended December 31, 2018
                                      ---------------------------------------------  ----------------------------------------
                                                                                     Investment    Expense         Total
                                                 Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                 -------------------      Net          Ratio    -------------- --------------
Sub-accounts                            Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                          ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA BlackRock VCP Global
  Multi Asset Portfolio Class 3       57,785,191  9.89      10.44      617,386,703      1.13     1.00   2.15    -7.77   -6.70
SAST SA Boston Company Capital
  Growth Portfolio Class 1                    -- 15.42      16.12               --      0.70     1.52   1.77    12.89   13.12
SAST SA Boston Company Capital
  Growth Portfolio Class 2                    -- 14.63      15.73               --      0.48     1.52   1.97    12.61   13.02
SAST SA Boston Company Capital
  Growth Portfolio Class 3                    -- 14.20      17.64               --      0.24     1.10   2.17    12.35   13.31
SAST SA Columbia Technology
  Portfolio Class 1                    1,824,181  5.28       5.52       10,066,837      0.00     1.52   1.77    -9.77   -9.54
SAST SA Columbia Technology
  Portfolio Class 2                      672,291  4.98       5.49        3,579,530      0.00     1.40   1.97   -10.09   -9.58
SAST SA Columbia Technology
  Portfolio Class 3                    3,462,048 21.45      21.86       38,978,966      0.00     1.10   2.30   -10.44   -9.35
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                    2,172,845 10.06      11.36       25,796,887      1.01     0.80   1.77    -0.25    0.73
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                      611,587 10.76      11.58        7,017,812      1.07     1.52   1.97    -0.62   -0.17
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                   15,119,441  7.87       9.45      143,712,140      0.81     1.00   2.30    -1.08    0.22
SAST SA Dogs of Wall Street
  Portfolio Class 1                      784,425 29.08      30.42       23,839,608      2.45     1.52   1.77    -2.06   -1.82
SAST SA Dogs of Wall Street
  Portfolio Class 2                      163,784 27.62      29.70        4,813,297      2.19     1.52   1.97    -2.38   -1.94
SAST SA Dogs of Wall Street
  Portfolio Class 3                    3,860,528 16.49      22.83       98,522,734      2.19     1.00   2.30    -2.83   -1.55
SAST SA Emerging Markets Equity
  Index Portfolio Class 3                 54,845  8.50       8.53          466,837      1.24     1.10   1.55   -14.97  -14.71
SAST SA Federated Corporate Bond
  Portfolio Class 1                    1,491,059 28.61      29.93       44,558,381      4.10     1.52   1.77    -4.56   -4.32
SAST SA Federated Corporate Bond
  Portfolio Class 2                      416,786 27.08      29.19       12,046,973      3.88     1.52   1.97    -4.87   -4.44
SAST SA Federated Corporate Bond
  Portfolio Class 3                   26,035,265 10.88      15.24      521,623,142      4.01     1.00   2.30    -5.28   -4.03
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 1          530,039 33.04      34.57       18,311,806      2.35     1.52   1.77    -8.11   -7.88
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 2          131,542 31.29      33.70        4,383,222      2.20     1.52   1.97    -8.44   -8.02
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 3        8,050,829 10.86      11.56      141,767,083      2.12     1.10   2.30    -8.88   -7.77
SAST SA Fixed Income Index
  Portfolio Class 3                      726,349  9.74       9.84        7,114,280      4.22     1.00   1.80    -2.66   -1.87
SAST SA Fixed Income Intermediate
  Index Portfolio Class 3                904,133  9.76       9.86        8,881,226      3.42     1.00   1.80    -1.47   -0.68
SAST SA Franklin Small Company
  Value Portfolio Class 3              8,627,581 12.93      15.19      136,229,785      0.72     1.00   2.30   -15.00  -13.88
SAST SA Global Index Allocation
  60-40 Portfolio Class 1                  5,561             9.40           52,293      0.20            0.55            -5.97
SAST SA Global Index Allocation
  60-40 Portfolio Class 3              1,263,733  9.31       9.36       11,800,590      2.67     1.00   1.70    -6.88   -6.44
SAST SA Global Index Allocation
  75-25 Portfolio Class 1                    819             9.21            7,546      0.00            0.55            -7.91
SAST SA Global Index Allocation
  75-25 Portfolio Class 3              1,603,092  9.11       9.17       14,673,510      2.66     1.00   1.95    -8.89   -8.31
SAST SA Global Index Allocation
  90-10 Portfolio Class 1                  1,766  9.01       9.02           15,929      3.06     0.40   0.55    -9.88   -9.79
SAST SA Global Index Allocation
  90-10 Portfolio Class 3              6,171,131  8.92       8.97       55,235,714      2.69     1.00   1.70   -10.75  -10.33
SAST SA Goldman Sachs Global
  Bond Portfolio Class 1                 791,876 10.23      13.71       17,196,182      3.78     0.55   1.77    -4.20   -3.02
SAST SA Goldman Sachs Global
  Bond Portfolio Class 2                 164,951 19.78      21.28        3,468,947      3.68     1.52   1.97    -4.50   -4.07
SAST SA Goldman Sachs Global
  Bond Portfolio Class 3              14,384,149  9.58      10.93      194,760,814      3.84     1.00   2.30    -4.94   -3.69
SAST SA Goldman Sachs Multi-Asset
  Insights Portfolio Class 1                 701             9.43            6,613      1.33            0.40            -8.66
SAST SA Goldman Sachs Multi-Asset
  Insights Portfolio Class 3             853,362  9.22       9.33        7,931,309      1.93     1.00   1.95   -10.31   -9.44
SAST SA Index Allocation 60-40
  Portfolio Class 1                        3,248            10.52           34,164      3.32            0.55            -5.15
SAST SA Index Allocation 60-40
  Portfolio Class 3                    5,946,132 10.24      10.38       61,387,538      4.27     1.00   1.70    -6.49   -5.83
SAST SA Index Allocation 80-20
  Portfolio Class 1                       97,002 10.60      10.63        1,029,125      3.61     0.40   0.55    -7.00   -6.86
SAST SA Index Allocation 80-20
  Portfolio Class 3                   11,725,309 10.26      10.45      121,890,431      4.11     1.00   1.95    -8.58   -7.70
SAST SA Index Allocation 90-10
  Portfolio Class 1                      152,518 10.64      10.67        1,622,924      6.29     0.40   0.55    -8.00   -7.86
SAST SA Index Allocation 90-10
  Portfolio Class 3                   34,522,396 10.31      10.50      360,711,595      4.27     1.00   1.95    -9.48   -8.61
SAST SA International Index
  Portfolio Class 3                      125,090  8.73       8.77        1,094,458      3.94     1.15   1.55   -15.59  -15.25
SAST SA Invesco Growth
  Opportunities Portfolio Class 1        617,701 10.43      10.91        6,730,249      0.00     1.52   1.77    -6.44   -6.20
SAST SA Invesco Growth
  Opportunities Portfolio Class 2        216,380  9.87      10.65        2,281,204      0.00     1.52   1.97    -6.71   -6.28
SAST SA Invesco Growth
  Opportunities Portfolio Class 3      7,673,370 14.20      18.64      110,610,502      0.00     1.10   2.30    -7.19   -6.06
SAST SA Invesco VCP Equity-
  Income Portfolio Class 1                 1,750             9.69           16,959      3.40            0.55           -10.41
SAST SA Invesco VCP Equity-
  Income Portfolio Class 3            96,209,892  9.47      11.30    1,135,065,130      2.62     1.00   2.15   -12.09  -11.07
SAST SA Janus Focused Growth
  Portfolio Class 1                      440,267 21.48      22.47        9,881,710      0.00     1.52   1.77    -0.47   -0.22
SAST SA Janus Focused Growth
  Portfolio Class 2                      371,093 20.99      21.89        8,055,511      0.00     1.52   1.77    -0.65   -0.40
SAST SA Janus Focused Growth
  Portfolio Class 3                    4,079,713 15.27      18.27       82,938,277      0.00     1.00   2.30    -1.27    0.03
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1           1,418,413 10.25      13.94       36,219,428      1.56     0.55   1.77    -9.33   -8.21
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 2             252,488 23.38      25.18        6,271,020      1.37     1.52   1.97    -9.67   -9.26
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3           7,060,639 12.72      14.83      123,595,292      1.48     1.00   2.30   -10.07   -8.89
SAST SA JPMorgan Emerging
  Markets Portfolio Class 1              971,631 17.10      26.77       17,399,983      2.11     1.52   1.77   -20.82  -20.62
SAST SA JPMorgan Emerging
  Markets Portfolio Class 2              174,821 16.18      17.43        3,018,765      1.96     1.52   1.97   -21.06  -20.70
SAST SA JPMorgan Emerging
  Markets Portfolio Class 3            7,481,053  9.17       9.81       97,478,253      1.99     1.00   2.30   -21.41  -20.38
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                    1,841,880 17.17      56.62      102,760,897      2.11     1.52   1.77    -6.15   -5.91
SAST SA JPMorgan Equity-Income
  Portfolio Class 2                      136,711 51.06      55.10        7,447,510      1.98     1.52   1.97    -6.47   -6.04
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                    5,403,489 15.31      16.91      116,686,445      1.86     1.00   2.30    -6.87   -5.64
SAST SA JPMorgan Global Equities
  Portfolio Class 1                    1,127,984 28.53      29.85       33,573,442      1.86     1.52   1.77   -12.64  -12.42
SAST SA JPMorgan Global Equities
  Portfolio Class 2                      102,374 27.09      29.77        2,977,589      1.67     1.40   1.97   -12.93  -12.43
SAST SA JPMorgan Global Equities
  Portfolio Class 3                    1,436,925 12.22      12.60       24,786,516      1.60     1.00   2.30   -13.33  -12.19
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                    1,166,514 27.67      28.89       33,662,563      2.38     1.52   1.77    -2.30   -2.06
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                      177,657 26.94      28.14        4,960,688      2.30     1.52   1.77    -2.45   -2.21
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                   36,443,133 10.02      12.59      579,599,929      2.23     1.00   2.30    -2.97   -1.69
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                    1,238,303 13.47      23.64       29,053,754      0.00     1.52   1.77    -6.56   -6.32

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                 December 31, 2018                     For the Year Ended December 31, 2018
                                     ----------------------------------------------  ----------------------------------------
                                                                                     Investment    Expense         Total
                                                 Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                 -------------------      Net          Ratio    -------------- --------------
Sub-accounts                            Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                         ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 2               467,787 21.35      23.55       10,662,385      0.00     1.40   1.97    -6.91   -6.37
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 3             4,129,355 15.79      21.25       93,285,308      0.00     1.00   2.30    -7.29   -6.07
SAST SA Large Cap Growth Index
  Portfolio Class 3                       28,048  9.57       9.60          268,780      0.59     1.00   1.55    -4.34   -3.99
SAST SA Large Cap Index Portfolio
  Class 3                                989,431  9.79       9.85        9,708,834      4.23     1.15   1.70    -6.60   -6.08
SAST SA Large Cap Value Index
  Portfolio Class 3                       53,221  9.27       9.30          494,134      1.42     1.10   1.70    -7.34   -6.97
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 1          4,500,717 20.68      62.70      279,867,530      1.73     1.52   1.77   -10.25  -10.02
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 2            574,400 56.57      62.46       34,755,204      1.58     1.40   1.97   -10.59  -10.08
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 3         11,611,118 14.40      15.59      343,641,816      1.44     1.10   2.30   -10.94   -9.86
SAST SA Legg Mason Tactical
  Opportunities Class 1                    2,943  9.66       9.68           28,446      1.80     0.40   0.55    -6.24   -6.10
SAST SA Legg Mason Tactical
  Opportunities Class 3                2,154,110  9.50       9.58       20,557,995      2.35     1.00   1.70    -7.55   -6.90
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                      542,748 11.45      14.57        6,575,065      0.42     1.52   1.77    -6.92   -6.69
SAST SA MFS Blue Chip Growth
  Portfolio Class 2                      190,402 10.86      11.69        2,205,767      0.24     1.52   1.97    -7.31   -6.89
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                    5,236,314 16.39      17.86       82,905,041      0.15     1.00   2.30    -7.65   -6.43
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1      909,834 19.63      44.76       40,520,445      0.83     1.52   1.77    -7.05   -6.81
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 2      148,627 40.64      43.65        6,427,721      0.64     1.52   1.97    -7.40   -6.98
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3    8,507,113 15.03      18.27      210,166,265      0.54     1.00   2.30    -7.80   -6.58
SAST SA MFS Telecom Utility
  Portfolio Class 1                           -- 26.05      27.23               --      4.45     1.52   1.77     2.38    2.58
SAST SA MFS Telecom Utility
  Portfolio Class 2                           -- 25.50      26.57               --      4.30     1.52   1.77     2.28    2.49
SAST SA MFS Telecom Utility
  Portfolio Class 3                           -- 12.77      17.86               --      4.05     1.10   2.30     1.77    2.76
SAST SA MFS Total Return
  Portfolio Class 1                    2,137,865 10.33      18.61       87,756,849      2.10     0.40   1.77    -7.42   -6.13
SAST SA MFS Total Return
  Portfolio Class 2                      572,961 37.75      40.67       23,067,850      1.92     1.52   1.97    -7.72   -7.31
SAST SA MFS Total Return
  Portfolio Class 3                    6,598,640 12.47      14.11      152,963,635      1.91     1.00   2.30    -8.14   -6.93
SAST SA Mid Cap Index Portfolio
  Class 3                                197,838  9.02       9.11        1,797,752      1.46     1.15   1.95   -13.57  -12.87
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                              1,612,319 13.28      13.89       22,389,028      1.24     1.52   1.77   -15.48  -15.27
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 2                                566,991 12.60      13.56        7,621,150      1.09     1.52   1.97   -15.72  -15.34
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                              7,888,603  9.30       9.74       95,609,192      0.97     1.00   2.30   -16.10  -15.00
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1            593,991 33.15      34.69       20,578,242      1.13     1.52   1.77    -9.49   -9.26
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 2             86,357 31.35      33.82        2,896,117      0.93     1.52   1.97    -9.81   -9.40
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3          2,210,779 14.71      16.22       48,483,895      0.87     1.00   2.30   -10.22   -9.04
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3          88,710,369 10.03      11.38    1,054,290,448      2.93     1.00   2.15    -9.16   -8.10
SAST SA PineBridge High-Yield
  Bond Portfolio Class 1                 987,009 29.82      31.15       30,708,725      6.90     1.52   1.77    -5.58   -5.34
SAST SA PineBridge High-Yield
  Bond Portfolio Class 2                 197,249 28.14      30.36        5,917,414      6.26     1.52   1.97    -5.88   -5.45
SAST SA PineBridge High-Yield
  Bond Portfolio Class 3               4,867,974 11.36      13.63       90,796,360      6.52     1.10   2.30    -6.25   -5.11
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                              1,424,717 10.15      14.79       20,886,374      3.09     1.52   1.77   -19.09  -18.89
SAST SA Putnam International
  Growth and Income Portfolio
  Class 2                                258,723 13.45      14.44        3,697,007      2.84     1.52   1.97   -19.37  -19.00
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                              6,858,882  7.73       9.58       86,408,531      2.76     1.10   2.30   -19.70  -18.72
SAST SA Schroders VCP Global
  Allocation Portfolio Class 1             6,862            10.11           69,348      0.15            0.55            -9.30
SAST SA Schroders VCP Global
  Allocation Portfolio Class 3        44,346,231  9.72      10.60      481,249,786      2.12     1.00   2.15   -10.96   -9.93
SAST SA Small Cap Index Portfolio
  Class 3                                193,101  8.76       8.86        1,704,304      1.04     1.00   1.95   -13.60  -12.77
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio
  Class 1                                  7,267  9.68       9.70           70,374      1.11     0.40   0.55    -6.11   -5.96
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio
  Class 3                              8,728,063  9.50       9.61       83,563,828      1.40     1.00   1.95    -7.56   -6.67
SAST SA T. Rowe Price VCP
  Balanced Portfolio Class 1               5,537            10.70           59,261      3.32            0.55            -7.29
SAST SA T. Rowe Price VCP
  Balanced Portfolio Class 3          91,427,715 10.15      11.11    1,040,229,342      2.76     1.00   2.15    -9.09   -8.03
SAST SA Templeton Foreign Value
  Portfolio Class 2                      578,168 16.35      17.84       10,260,925      4.46     1.52   1.97   -17.95  -17.58
SAST SA Templeton Foreign Value
  Portfolio Class 3                   25,411,192  9.14       9.75      317,735,460      4.31     1.00   2.30   -18.27  -17.19
SAST SA VCP Dynamic Allocation
  Portfolio Class 1                       17,131 10.79      10.84          185,778      8.05     0.55   0.80    -7.37   -7.14
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                  613,923,310 10.30      12.44    8,026,805,557      3.70     1.00   2.15    -8.82   -7.75
SAST SA VCP Dynamic Strategy
  Portfolio Class 1                       17,381            10.69          185,780      8.36            0.55            -7.48
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                  398,620,387 10.20      12.23    5,106,622,977      3.84     1.00   2.15    -9.17   -8.11
SAST SA VCP Index Allocation
  Portfolio Class 3                   18,479,638  9.42       9.53      175,476,252      4.95     1.00   1.95    -9.22   -8.35
SAST SA WellsCap Aggressive
  Growth Portfolio Class 1               836,002 12.50      24.70       20,601,768      0.00     1.52   1.77    -8.43   -8.20
SAST SA WellsCap Aggressive
  Growth Portfolio Class 2               104,285 22.30      24.03        2,485,307      0.00     1.52   1.97    -8.78   -8.36
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3             1,184,264 14.09      14.38       20,503,098      0.00     1.10   2.30    -9.15   -8.05
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1                    -- 39.22      41.00               --      0.00     1.52   1.77    11.71   11.94
SAST SA WellsCap Fundamental
  Growth Portfolio Class 2                    -- 37.08      39.95               --      0.00     1.52   1.97    11.40   11.80
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3                    -- 18.78      21.16               --      0.00     1.10   2.30    11.03   12.10
VALIC Company I Global Social
  Awareness Fund                          76,339 11.25      11.71          885,948      1.73     1.10   1.40    -9.73   -9.46
VALIC Company I International
  Equities Index Fund                    443,827  9.81       9.86        4,353,291      2.01     1.10   1.40   -14.95  -14.69
VALIC Company I Mid Cap Index
  Fund                                   296,952 11.38      12.24        3,557,636      1.10     1.10   1.40   -12.67  -12.41
VALIC Company I Nasdaq-100
  Index Fund                             167,014 13.42      15.32        2,507,370      0.54     1.10   1.70    -2.31   -1.72
VALIC Company I Small Cap Index
  Fund                                   251,376 10.46      12.31        2,968,420      1.00     1.10   1.70   -12.73  -12.20
VALIC Company I Stock Index
  Fund                                   776,807 11.86      13.05       10,022,502      1.78     1.10   1.70    -6.33   -5.77

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                   December 31, 2017                     For the Year Ended December 31 2017
                                        ---------------------------------------------  ----------------------------------------
                                                                                       Investment    Expense         Total
                                                   Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                   -------------------      Net          Ratio    -------------- --------------
Sub-accounts                              Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                            ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                           2,258,640  27.17     28.22      63,609,571       1.52     1.52   1.77   14.20    14.48
American Funds IS Asset Allocation
  Fund Class 3                             438,551  84.27     85.99      37,677,673       1.58     1.30   1.40   14.68    14.79
American Funds IS Capital Income
  Builder Class 4                          146,919  10.47     11.02       1,611,137       2.43     1.10   1.70   10.76    11.42
American Funds IS Global Growth
  Fund Class 2                           4,289,148  40.33     43.21     184,043,666       0.66     1.52   1.97   28.91    29.49
American Funds IS Growth Fund
  Class 2                                6,385,119  39.73     42.55     269,431,096       0.50     1.52   1.97   25.80    26.36
American Funds IS Growth Fund
  Class 3                                  534,374 388.44    396.35     211,655,455       0.57     1.30   1.40   26.61    26.73
American Funds IS Growth-Income
  Fund Class 2                           7,539,285  32.46     34.78     260,278,687       1.36     1.52   1.97   20.00    20.54
American Funds IS Growth-Income
  Fund Class 3                             640,980 244.91    250.13     167,450,242       1.42     0.75   0.85    7.05     7.17
American Funds IS High-Income Bond
  Fund Class 3                             113,179 104.81    106.94      12,097,375       6.48     1.30   1.40    5.54     5.65
American Funds IS International Fund
  Class 3                                  427,823  71.68     73.14      31,261,822       1.33     1.30   1.40   30.40    30.53
American Funds IS Ultra-Short Bond
  Fund Class 3                             212,145  19.32     19.71       4,180,825       0.37     1.30   1.40   -0.86    -0.76
American Funds IS US Government/
  AAA-Rated Securities Fund Class 3        252,166  39.75     40.56      10,222,233       1.36     1.30   1.40    0.31     0.41
AST SA BlackRock Multi-Asset
  Income Portfolio Class 1                     583            10.44           6,091       0.00            0.55             4.43
AST SA BlackRock Multi-Asset
  Income Portfolio Class 3               1,400,871  10.24     11.34      16,582,698       2.43     1.00   2.30    2.42     3.74
AST SA PGI Asset Allocation Portfolio
  Class 1                                2,021,747  42.31     44.10      89,143,380       2.64     1.52   1.77   11.76    12.04
AST SA PGI Asset Allocation Portfolio
  Class 2                                  126,277  40.07     43.04       5,333,892       2.44     1.52   1.97   11.37    11.87
AST SA PGI Asset Allocation Portfolio
  Class 3                                1,784,246  13.51     16.52      43,796,259       2.55     1.00   2.30   10.90    12.34
AST SA Wellington Capital
  Appreciation Portfolio Class 1         2,351,268  32.44    125.11     289,531,323       0.00     1.52   1.77   30.46    30.78
AST SA Wellington Capital
  Appreciation Portfolio Class 2           358,233 115.22    124.38      43,466,909       0.00     1.40   1.97   30.00    30.74
AST SA Wellington Capital
  Appreciation Portfolio Class 3         8,445,353  18.68     28.05     432,692,185       0.00     1.10   2.30   29.45    31.00
AST SA Wellington Government and
  Quality Bond Portfolio Class 1         2,667,599  14.11     21.55      57,076,950       1.75     1.52   1.77    1.13     1.39
AST SA Wellington Government and
  Quality Bond Portfolio Class 2         1,071,364  19.63     21.07      22,378,418       1.57     1.52   1.97    0.85     1.31
AST SA Wellington Government and
  Quality Bond Portfolio Class 3        33,108,814  10.21     11.30     509,688,431       1.57     1.00   2.30    0.42     1.73
AST SA Wellington Growth Portfolio
  Class 1                                1,082,048  57.70     60.19      65,049,649       1.16     1.52   1.77   17.69    17.98
AST SA Wellington Growth Portfolio
  Class 2                                  283,027  54.90     58.83      16,502,563       0.98     1.52   1.97   17.28    17.81
AST SA Wellington Growth Portfolio
  Class 3                                2,132,781  15.19     51.79      85,644,992       0.93     1.10   2.17   16.93    18.18
AST SA Wellington Natural Resources
  Portfolio Class 1                        511,295  42.55     44.39      22,674,292       2.41     1.52   1.77   13.05    13.33
AST SA Wellington Natural Resources
  Portfolio Class 2                        119,713  40.49     43.49       5,109,420       2.27     1.52   1.97   12.66    13.16
AST SA Wellington Natural Resources
  Portfolio Class 3                      3,481,029   8.41      9.56      66,140,638       2.24     1.10   2.30   12.17    13.52
AST SA Wellington Strategic Multi-
  Asset Portfolio Class 3                1,075,356  11.32     11.40      12,218,739       0.28     1.00   1.55   14.28    14.91
BlackRock Global Allocation V.I. Fund
  Class III                                233,444  10.58     11.21       2,544,314       1.32     1.10   1.70   11.80    12.47
BlackRock iShares Alternative
  Strategies VI Fund Class III             104,662  10.72     11.60       1,187,714       2.65     1.10   1.70   10.56    11.22
BlackRock iShares Dynamic Allocation
  V.I. Fund Class III                       63,521  10.70     11.40         704,813       2.22     1.10   1.70   12.79    13.47
BLK iShares Dynamic Fixed Income
  VI Fund Class III                         34,682  10.08     10.25         353,270       2.69     1.10   1.40    2.16     2.47
BLK iShares Equity Appreciation VI
  Fund Class III                            14,940  11.40     11.99         176,957       1.68     1.10   1.40   19.88    20.24
Columbia VP Asset Allocation Fund
  Class 1                                   43,915  18.17     18.93         831,361       1.65     1.52   1.77   13.60    13.88
Columbia VP Dividend Opportunity
  Fund Class 1                             100,166  18.43     19.23       1,915,068       0.00     1.52   1.77   12.38    12.66
Columbia VP Emerging Markets Bond
  Fund Class 2                                 472  11.14     11.33           5,346       5.85     1.10   1.70    9.82    10.47
Columbia VP Income Opportunities
  Fund Class 1                             457,734  23.94     26.16      11,742,899       5.68     1.52   2.17    4.28     4.96
Columbia VP Large Cap Growth Fund
  Class 1                                1,853,480  13.06     13.20      24,420,259       0.00     1.52   2.17   25.39    26.21
Columbia VP Limited Duration Credit
  Fund Class 2                              13,635             9.98         135,631       4.63     1.10   1.40    0.39     0.69
Columbia VP Loomis Sayles Growth
  Fund Class 1                             138,744  13.63     13.69       1,897,331       0.00     1.52   1.77   30.70    31.03
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1                  19,249  18.15     20.63         390,642       0.00     1.52   2.02   20.53    21.14
Columbia VP Overseas Core Fund
  Class 2                                  115,655  12.11     12.16       1,405,945       1.94     1.52   1.77   24.96    25.27
Columbia VP Small Company Growth
  Fund Class 1                              32,307  22.70     23.69         761,082       0.00     1.52   1.77   26.99    27.30
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2            3,385,228  13.17     14.85      48,136,825       2.72     1.10   2.30    9.44    10.76
FTVIP Franklin Income VIP Fund
  Class 2                                9,766,849  13.85     15.64     146,560,863       4.12     1.10   2.30    7.19     8.48
FTVIP Franklin Strategic Income VIP
  Fund Class 2                             114,163  10.15     10.33       1,171,835       3.58     1.10   1.70    2.80     3.42
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class              4,837  10.33     10.95          52,958       0.32     1.10   1.35   11.60    11.88
Goldman Sachs VIT Government
  Money Market Fund Institutional
  Class                                      1,993            10.02          19,973       0.08            0.55             0.22
Goldman Sachs VIT Government
  Money Market Fund Service Class        5,174,833   9.74      9.87      50,845,358       0.49     1.10   1.90   -1.38    -0.59
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor Class      92,876   9.48      9.52         882,319       2.03     1.10   1.70    3.38     4.00
Goldman Sachs VIT Strategic Income
  Fund Advisor Class                        10,010   9.12      9.39          92,641       0.84     1.10   1.35   -3.63    -3.39
Invesco V.I. American Franchise Fund
  Series II                                984,724  17.23     21.33      21,434,759       0.00     1.10   2.30   24.15    25.64
Invesco V.I. Balanced-Risk Allocation
  Fund Series II                            59,289  11.10     11.53         673,985       4.21     1.10   1.40    8.31     8.63
Invesco V.I. Comstock Fund Series II    15,115,708  15.32     17.63     326,546,085       1.94     1.10   2.30   14.91    16.29
Invesco V.I. Growth and Income Fund
  Series II                             19,707,806  15.53     17.85     457,564,123       1.29     1.10   2.30   11.45    12.79
Ivy VIP Asset Strategy Class II             36,304   9.68     10.17         364,798       1.55     1.10   1.70   16.29    16.98
Lord Abbett Bond Debenture Portfolio
  Class VC                                 100,074  11.01     11.70       1,159,872       4.31     1.10   1.70    7.38     8.02
Lord Abbett Fundamental Equity
  Portfolio Class VC                        22,863  12.10     12.60         286,796       1.18     1.10   1.40   11.01    11.35
Lord Abbett Growth and Income
  Portfolio Class VC                    10,424,570  15.09     15.11     199,036,637       1.30     1.10   2.30   10.81    12.14
Lord Abbett Mid Cap Stock Portfolio
  Class VC                                 740,010  22.72     23.63      17,441,023       0.58     1.52   1.77    4.96     5.22
Lord Abbett Short Duration Income
  Portfolio Class VC                       119,329  10.02     10.24       1,215,588       3.95     1.10   1.70    0.47     1.07
Morgan Stanley VIF Global
  Infrastructure Portfolio Class II        100,721  10.13     10.90       1,081,536       1.97     1.10   1.70   10.65    11.32
Neuberger Berman AMT US Equity
  Index PutWrite Strategy Portfolio         90,513   9.34      9.69         872,098       0.00     1.10   1.70    4.89     5.52
PIMCO All Asset Portfolio Advisor
  Class                                      3,324  10.88     10.89          36,196       4.06     1.10   1.35   11.86    12.14

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                December 31, 2017                     For the Year Ended December 31 2017
                                    ----------------------------------------------  ----------------------------------------
                                                                                    Investment    Expense         Total
                                                Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net          Ratio    -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
PIMCO Dynamic Bond Portfolio
  Advisor Class                          86,098 10.25      10.41          892,864      1.66     1.10   1.70    3.14     3.76
PIMCO Emerging Markets Bond
  Portfolio Advisor Class                16,871 11.23      11.57          190,856      5.06     1.10   1.40    8.24     8.57
PVC Diversified International
  Account Class 1                        94,227  8.84       9.38          876,588      1.89     1.40   1.80   26.77    27.27
PVC Diversified International
  Account Class 2                        36,975  8.31       8.82          323,635      1.43     1.55   1.95   26.31    26.82
PVC Equity Income Account Class 1       702,864 18.87      20.16       14,019,976      2.22     1.40   1.80   18.92    19.40
PVC Equity Income Account Class 2       460,725 17.67      18.21        8,521,794      1.94     1.52   1.95   18.44    18.95
PVC Government & High Quality
  Bond Account Class 1                  252,736  8.15       8.69        2,153,085      4.13     1.40   1.80    0.06     0.46
PVC Government & High Quality
  Bond Account Class 2                  100,981  7.62       8.11          811,965      3.73     1.55   1.95   -0.45    -0.05
PVC Income Account Class 1              351,551 10.46      11.18        3,884,877      4.35     1.40   1.80    3.25     3.66
PVC Income Account Class 2              174,373  9.87      10.53        1,828,733      4.03     1.55   1.95    2.85     3.26
PVC LargeCap Growth Account
  Class 1                                44,816 13.71      14.65          649,905      0.39     1.40   1.80   32.49    33.02
PVC LargeCap Growth Account
  Class 2                                36,730 12.91      13.76          502,580      0.16     1.55   1.95   31.95    32.48
PVC MidCap Account Class 1               77,069 24.83      26.50        2,006,847      0.55     1.40   1.80   23.28    23.78
PVC MidCap Account Class 2               31,625 23.22      24.76          777,389      0.34     1.55   1.95   22.78    23.27
PVC Principal Capital Appreciation
  Account Class 1                       399,871 25.15      26.85       10,649,159      1.24     1.40   1.80   18.60    19.08
PVC Principal Capital Appreciation
  Account Class 2                        87,707 23.49      25.06        2,181,936      1.04     1.55   1.95   18.14    18.61
PVC Real Estate Securities Account
  Class 1                                11,579 32.59      34.66          400,477      1.66     1.40   1.80    7.25     7.68
PVC Real Estate Securities Account
  Class 2                                 8,507 32.18      33.24          281,058      1.50     1.55   1.70    7.11     7.27
PVC SAM Balanced Portfolio
  Class 1                             1,930,268 16.10      17.19       32,413,454      2.08     1.40   1.80   13.16    13.61
PVC SAM Balanced Portfolio
  Class 2                             1,781,409 15.13      16.22       28,573,506      1.97     1.52   1.95   12.67    13.15
PVC SAM Conservative Balanced
  Portfolio Class 1                     272,930 10.93      11.66        3,135,209      2.82     1.40   1.80    9.48     9.91
PVC SAM Conservative Balanced
  Portfolio Class 2                     317,546 10.28      15.34        3,476,585      2.52     1.52   1.95    9.00     9.47
PVC SAM Conservative Growth
  Portfolio Class 1                     936,499 17.57      18.75       17,121,727      1.57     1.40   1.80   17.65    18.12
PVC SAM Conservative Growth
  Portfolio Class 2                     972,901 16.47      17.61       16,899,421      1.32     1.52   1.95   17.16    17.67
PVC SAM Flexible Income Portfolio
  Class 1                               455,926 12.07      12.90        5,757,746      3.35     1.40   1.80    6.48     6.91
PVC SAM Flexible Income Portfolio
  Class 2                               493,134 11.36      14.96        5,957,226      2.97     1.52   1.95    6.05     6.51
PVC SAM Strategic Growth
  Portfolio Class 1                     186,940 19.54      20.84        3,831,504      1.56     1.40   1.80   20.05    20.53
PVC SAM Strategic Growth
  Portfolio Class 2                     364,554 18.33      19.66        7,050,266      1.21     1.52   1.95   19.60    20.11
PVC Short-Term Income Account
  Class 1                               210,478  7.38       7.89        1,601,410      1.72     1.40   1.80    0.56     0.97
PVC Short-Term Income Account
  Class 2                               106,210  6.95       7.40          776,345      1.84     1.55   1.95   -0.18     0.22
PVC SmallCap Account Class 1             53,912 13.40      14.29          746,306      0.37     1.40   1.80   10.86    11.30
PVC SmallCap Account Class 2             30,689 12.58      13.37          407,370      0.14     1.55   1.95   10.40    10.84
SST SA Allocation Balanced
  Portfolio Class 3                   8,614,951 11.28      14.35      133,341,324      1.59     1.10   2.30    8.02     9.32
SST SA Allocation Growth Portfolio
  Class 3                             3,325,400 10.97      16.19       57,261,512      1.25     1.00   2.15    9.68    15.33
SST SA Allocation Moderate Growth
  Portfolio Class 1                       3,197            11.23           35,910      0.25            0.55            12.31
SST SA Allocation Moderate Growth
  Portfolio Class 3                  13,289,970 10.81      14.92      213,552,544      1.46     1.00   2.30    8.11    12.54
SST SA Allocation Moderate
  Portfolio Class 1                       1,802            11.08           19,973      0.00            0.55            10.83
SST SA Allocation Moderate
  Portfolio Class 3                  11,808,264  1.46       4.67      188,107,096      1.47     0.30   1.50    9.50    10.83
SST SA Columbia Focused Growth
  Portfolio Class 3                      14,626 11.96      12.34          179,884      0.00     1.10   1.40   33.03    33.43
SST SA Columbia Focused Value
  Portfolio Class 3                       6,117 12.89      13.94           83,448      1.47     1.10   1.70   19.35    20.07
SST SA Multi-Managed Diversified
  Fixed Income Portfolio Class 3         24,999 10.23      10.41          254,806      2.61     1.10   1.40    2.29     2.60
SST SA Multi-Managed International
  Equity Portfolio Class 3               33,506 11.33      11.39          378,935      2.26     1.10   1.40   24.66    25.04
SST SA Multi-Managed Large Cap
  Growth Portfolio Class 3               11,138 13.14      13.91          147,016      0.29     1.10   1.40   25.61    25.99
SST SA Multi-Managed Large Cap
  Value Portfolio Class 3                13,111 11.89      12.39          158,154      2.08     1.10   1.40   12.45    12.78
SST SA Multi-Managed Mid Cap
  Growth Portfolio Class 3               29,424 12.56      13.42          385,834      0.00     1.10   1.40   24.25    24.62
SST SA Multi-Managed Mid Cap
  Value Portfolio Class 3                27,143 11.75      12.49          331,327      1.01     1.10   1.40   11.07    11.40
SST SA Multi-Managed Small Cap
  Portfolio Class 3                      13,747 11.32      12.93          172,473      0.14     1.10   1.70    8.37     9.02
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio
  Class 3                             2,015,324 12.07      12.21       24,488,106      2.40     1.00   1.95   17.19    18.30
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                      18,852 12.93      14.87          275,162      0.00     1.10   1.70   30.65    31.43
SST SA Wellington Real Return
  Portfolio Class 1                          --            10.12               --      0.00            0.80             1.22
SST SA Wellington Real Return
  Portfolio Class 3                  26,817,930 10.02      10.54      304,273,375      2.16     1.00   2.30   -0.38     0.24
SAST SA AB Growth Portfolio
  Class 1                             2,256,069 20.99      79.95      178,356,404      0.04     1.52   1.77   29.69    30.01
SAST SA AB Growth Portfolio
  Class 2                               257,411 72.49      79.71       19,887,731      0.00     1.40   1.97   29.24    29.97
SAST SA AB Growth Portfolio
  Class 3                             2,291,734 19.61      23.04      107,720,106      0.00     1.10   2.30   28.69    30.23
SAST SA AB Small & Mid Cap
  Value Portfolio Class 2               361,455 37.07      39.74       14,272,200      0.21     1.52   1.97   10.72    11.21
SAST SA AB Small & Mid Cap
  Value Portfolio Class 3            14,140,741 15.78      21.80      417,732,726      0.14     1.10   2.30   10.24    11.57
SAST SA American Funds Asset
  Allocation Portfolio Class 1            7,360            11.24           82,743      0.00            0.55            12.42
SAST SA American Funds Asset
  Allocation Portfolio Class 3       28,637,415 14.04      16.39      509,770,442      0.84     1.00   2.30   13.26    14.74
SAST SA American Funds Global
  Growth Portfolio Class 3           19,761,382 15.59      19.31      408,793,177      0.92     1.10   2.30   28.13    29.67
SAST SA American Funds Growth
  Portfolio Class 3                  15,275,769 17.40      20.03      328,360,182      0.45     1.10   2.30   25.04    26.54
SAST SA American Funds Growth-
  Income Portfolio Class 3           13,148,407 16.55      18.30      257,275,092      1.57     1.10   2.30   19.26    20.70
SAST SA American Funds VCP
  Managed Asset Allocation
  Portfolio Class 1                         547            11.13            6,092      0.00            0.55            11.34
SAST SA American Funds VCP
  Managed Asset Allocation
  Portfolio Class 3                 104,730,830 10.75      13.44    1,465,252,211      0.78     1.00   2.15    7.45    12.03
SAST SA BlackRock VCP Global
  Multi Asset Portfolio Class 1              -- 10.97      10.99               --      0.00     0.55   0.80    9.65     9.90
SAST SA BlackRock VCP Global
  Multi Asset Portfolio Class 3      55,477,093 10.60      11.32      637,444,039      0.01     1.00   2.15    6.01     9.67

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                  December 31, 2017                     For the Year Ended December 31 2017
                                       ---------------------------------------------  ----------------------------------------
                                                                                      Investment    Expense         Total
                                                  Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                  -------------------      Net          Ratio    -------------- --------------
Sub-accounts                             Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Boston Company Capital
  Growth Portfolio Class 1                326,681 13.66      14.25        4,643,287      0.30     1.52   1.77   21.63    21.93
SAST SA Boston Company Capital
  Growth Portfolio Class 2                102,463 12.99      13.92        1,409,011      0.15     1.52   1.97   21.20    21.75
SAST SA Boston Company Capital
  Growth Portfolio Class 3              2,989,482 12.64      15.57       44,215,953      0.09     1.10   2.17   20.84    22.14
SAST SA Columbia Technology
  Portfolio Class 1                     2,093,063  5.85       6.11       12,769,743      0.00     1.52   1.77   32.82    33.16
SAST SA Columbia Technology
  Portfolio Class 2                       730,919  5.54       6.07        4,319,847      0.00     1.40   1.97   32.36    33.11
SAST SA Columbia Technology
  Portfolio Class 3                     3,895,817 23.66      24.41       45,653,006      0.00     1.10   2.30   31.80    33.38
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                     2,228,471  9.99      11.39       26,448,880      0.30     0.80   1.77   -1.05    -0.15
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                       560,787 10.83      11.60        6,436,847      0.11     1.52   1.97   -1.40    -0.95
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                    15,005,045  7.96       9.43      145,166,212      0.03     1.00   2.30   -1.82    -0.54
SAST SA Dogs of Wall Street
  Portfolio Class 1                       894,760 29.70      30.99       27,695,274      2.24     1.52   1.77   16.74    17.03
SAST SA Dogs of Wall Street
  Portfolio Class 2                       207,186 28.29      30.29        6,220,861      2.12     1.52   1.97   16.33    16.86
SAST SA Dogs of Wall Street
  Portfolio Class 3                     4,536,213 16.67      23.50      118,646,939      2.13     1.10   2.30   15.84    17.23
SAST SA Federated Corporate Bond
  Portfolio Class 1                     1,705,764 29.97      31.29       53,276,131      4.40     1.52   1.77    4.77     5.03
SAST SA Federated Corporate Bond
  Portfolio Class 2                       511,063 28.47      30.55       15,464,857      4.06     1.52   1.97    4.41     4.88
SAST SA Federated Corporate Bond
  Portfolio Class 3                    30,602,211 11.34      16.09      644,587,323      4.29     1.00   2.30    3.96     5.32
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 1           630,704 35.96      37.52       23,652,055      2.74     1.52   1.77    3.54     3.80
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 2           151,544 34.17      36.63        5,498,633      2.54     1.52   1.97    3.18     3.64
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 3         9,501,089 11.92      12.54      182,914,559      2.60     1.10   2.30    2.74     3.98
SAST SA Fixed Income Index
  Portfolio Class 3                       100,488 10.01      10.02        1,006,326      0.00     1.15   1.70    0.07     0.20
SAST SA Fixed Income Intermediate
  Index Portfolio Class 3                  81,380  9.91       9.92          807,053      0.00     1.15   1.55   -0.89    -0.80
SAST SA Franklin Small Company
  Value Portfolio Class 3               9,350,466 14.95      17.87      172,345,919      0.39     1.10   2.30    7.06     8.35
SAST SA Goldman Sachs Global
  Bond Portfolio Class 1                  894,435 14.31      22.74       20,275,282      2.93     1.52   1.77    4.94     5.20
SAST SA Goldman Sachs Global
  Bond Portfolio Class 2                  190,433 20.71      22.18        4,181,119      2.66     1.52   1.97    4.58     5.05
SAST SA Goldman Sachs Global
  Bond Portfolio Class 3               16,333,967  9.95      11.49      232,541,688      2.79     1.00   2.30    4.13     5.49
SAST SA Goldman Sachs Multi-Asset
  Insights Portfolio Class 3               66,524 10.29      10.30          684,988      0.22     1.15   1.55    2.89     2.99
SAST SA Index Allocation 60-40
  Portfolio Class 1                         3,296            11.09           36,553      0.90            0.55            10.91
SAST SA Index Allocation 60-40
  Portfolio Class 3                     2,196,778 10.95      11.02       24,151,784      0.68     1.00   1.70    9.52    10.21
SAST SA Index Allocation 80-20
  Portfolio Class 1                            --            11.40               --      0.00            0.55            13.96
SAST SA Index Allocation 80-20
  Portfolio Class 3                     5,324,505 11.25      11.32       60,146,364      1.07     1.00   1.70   12.54    13.25
SAST SA Index Allocation 90-10
  Portfolio Class 1                        12,090            11.57          139,833      0.00            0.55            15.66
SAST SA Index Allocation 90-10
  Portfolio Class 3                    14,744,972 11.40      11.49      169,041,332      1.05     1.00   1.95   13.96    14.93
SAST SA International Index Portfolio
  Class 3                                  13,191 10.33      10.35          136,435      1.80     1.15   1.80    3.32     3.48
SAST SA Invesco Growth
  Opportunities Portfolio Class 1         658,025 11.15      11.63        7,644,244      0.00     1.52   1.77   22.67    22.97
SAST SA Invesco Growth
  Opportunities Portfolio Class 2         232,088 10.58      11.37        2,613,375      0.00     1.52   1.97   22.24    22.79
SAST SA Invesco Growth
  Opportunities Portfolio Class 3       9,032,810 15.11      20.09      138,642,573      0.00     1.10   2.30   21.72    23.18
SAST SA Invesco VCP Equity-
  Income Portfolio Class 3             95,069,578 10.65      12.85    1,265,407,256      0.90     1.00   2.15    6.50     7.66
SAST SA Janus Focused Growth
  Portfolio Class 1                       521,692 21.58      22.52       11,733,946      0.00     1.52   1.77   27.88    28.20
SAST SA Janus Focused Growth
  Portfolio Class 2                       429,263 21.12      21.97        9,363,245      0.00     1.52   1.77   27.69    28.00
SAST SA Janus Focused Growth
  Portfolio Class 3                     4,844,465 15.20      18.50       99,116,815      0.00     1.10   2.30   26.89    28.41
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1            1,516,772 15.38      28.44       42,911,852      1.59     1.52   1.77   12.56    12.84
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 2              285,880 25.89      27.75        7,830,579      1.41     1.52   1.97   12.17    12.67
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3            6,121,123 13.96      16.50      119,496,366      1.45     1.00   2.30   11.69    13.14
SAST SA JPMorgan Emerging
  Markets Portfolio Class 1             1,104,487 21.59      33.73       24,911,399      2.05     1.52   1.77   39.79    40.14
SAST SA JPMorgan Emerging
  Markets Portfolio Class 2               190,908 20.50      21.99        4,158,759      1.89     1.52   1.97   39.31    39.93
SAST SA JPMorgan Emerging
  Markets Portfolio Class 3             7,650,357 11.46      12.48      126,652,852      1.74     1.10   2.30   38.71    40.38
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     2,083,378 18.30      60.17      123,687,488      2.07     1.52   1.77   16.22    16.51
SAST SA JPMorgan Equity-Income
  Portfolio Class 2                       154,933 54.59      58.65        8,988,827      1.91     1.52   1.97   15.81    16.34
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                     6,070,332 16.15      18.15      140,944,540      1.91     1.10   2.30   15.32    16.71
SAST SA JPMorgan Global Equities
  Portfolio Class 1                     1,235,550 32.66      34.08       41,995,898      1.81     1.52   1.77   22.17    22.47
SAST SA JPMorgan Global Equities
  Portfolio Class 2                       114,017 31.12      33.99        3,790,728      1.68     1.40   1.97   21.74    22.44
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     1,565,465 14.10      14.28       30,823,302      1.59     1.10   2.30   21.22    22.68
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                     1,278,053 28.32      29.50       37,655,182      2.31     1.52   1.77    2.13     2.39
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                       221,946 27.62      28.78        6,341,421      2.18     1.52   1.77    1.98     2.23
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                    43,011,014 10.19      12.97      703,755,258      2.16     1.00   2.30    1.34     2.66
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                     1,337,546 14.42      25.24       33,512,190      0.00     1.52   1.77   27.38    27.70
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 2                       525,997 22.94      25.16       12,833,247      0.00     1.40   1.97   26.94    27.66
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                     4,655,356 16.73      22.92      112,694,882      0.00     1.10   2.30   26.39    27.91
SAST SA Large Cap Index Portfolio
  Class 3                                 553,199 10.48      10.49        5,798,341      0.00     1.15   1.55    4.81     4.91
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1               4,994,805 23.04      69.68      345,232,161      1.76     1.52   1.77   18.46    18.76
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2                 638,187 63.27      69.46       43,046,918      1.59     1.40   1.97   18.05    18.72
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3              12,159,415 15.98      17.50      413,453,388      1.54     1.10   2.30   17.55    18.96
SAST SA Legg Mason Tactical
  Opportunities Class 1                     2,314            10.31           23,851      0.36            0.55             3.05
SAST SA Legg Mason Tactical
  Opportunities Class 3                   283,268 10.28      10.29        2,912,461      0.27     1.15   1.55    2.76     2.85
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                       628,960 12.30      15.61        8,154,326      0.72     1.52   1.77   24.81    25.13
SAST SA MFS Blue Chip Growth
  Portfolio Class 2                       224,398 11.72      12.55        2,793,112      0.53     1.52   1.97   24.38    24.94

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                 December 31, 2017                     For the Year Ended December 31 2017
                                     ----------------------------------------------  ----------------------------------------
                                                                                     Investment    Expense         Total
                                                 Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                 -------------------      Net          Ratio    -------------- --------------
Sub-accounts                            Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                         ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                    5,856,762 17.43      19.34       99,386,742      0.47     1.10   2.30   23.85    25.34
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1    1,037,465 21.12      48.03       49,594,539      1.04     1.52   1.77   21.26    21.56
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 2      179,689 43.89      46.92        8,355,736      0.85     1.52   1.97   20.84    21.38
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3    9,771,722 16.01      19.81      261,223,335      0.81     1.10   2.30   20.32    21.77
SAST SA MFS Telecom Utility
  Portfolio Class 1                      422,559 25.45      26.55       11,206,865      2.68     1.52   1.77   12.99    13.27
SAST SA MFS Telecom Utility
  Portfolio Class 2                       47,993 24.93      25.92        1,227,250      2.48     1.52   1.77   12.82    13.10
SAST SA MFS Telecom Utility
  Portfolio Class 3                    1,112,532 12.43      17.55       22,400,428      2.41     1.10   2.30   12.11    13.46
SAST SA MFS Total Return
  Portfolio Class 1                    2,420,528 20.10      44.95      107,789,576      2.46     1.52   1.77   10.26    10.54
SAST SA MFS Total Return
  Portfolio Class 2                      663,581 40.91      43.88       28,831,401      2.29     1.52   1.97    9.88    10.37
SAST SA MFS Total Return
  Portfolio Class 3                    6,814,323 13.40      15.36      177,549,051      2.28     1.00   2.30    9.41    10.84
SAST SA Mid Cap Index Portfolio
  Class 3                                 16,855 10.43      10.45          176,136      0.60     1.15   1.95    4.35     4.54
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                              1,839,686 15.72      16.40       30,148,322      1.20     1.52   1.77   22.86    23.17
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 2                                635,865 14.95      16.02       10,105,910      1.03     1.52   1.97   22.43    22.98
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                              8,553,906 11.09      11.41      123,218,042      0.97     1.10   2.30   21.91    23.37
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1            681,584 36.63      38.23       26,027,800      1.03     1.52   1.77   14.83    15.11
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 2             99,114 34.75      37.32        3,671,426      0.84     1.52   1.97   14.43    14.94
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3          2,416,386 16.10      18.07       59,024,297      0.83     1.10   2.30   13.94    15.31
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 1                  --            11.37               --      0.00            0.55            13.72
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3          90,455,794 10.92      12.53    1,173,983,269      0.19     1.00   2.15    9.16    13.72
SAST SA PineBridge High-Yield
  Bond Portfolio Class 1               1,156,588 31.58      32.91       38,016,279      9.09     1.52   1.77    7.81     8.08
SAST SA PineBridge High-Yield
  Bond Portfolio Class 2                 246,858 29.89      32.11        7,827,063      8.89     1.52   1.97    7.44     7.92
SAST SA PineBridge High-Yield
  Bond Portfolio Class 3               5,860,995 11.97      14.54      116,360,217      0.00     1.10   2.30    6.98     8.27
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                              1,625,391 12.54      18.24       29,412,803      1.53     1.52   1.77   22.32    22.62
SAST SA Putnam International
  Growth and Income Portfolio
  Class 2                                292,252 16.68      17.83        5,160,572      1.37     1.52   1.97   21.89    22.44
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                              7,426,724  9.62      11.79      115,766,412      1.23     1.10   2.30   21.37    22.83
SAST SA Schroders VCP Global
  Allocation Portfolio Class 1            14,826            11.14          165,195      0.00            0.55            11.43
SAST SA Schroders VCP Global
  Allocation Portfolio Class 3        44,083,192 10.79      11.87      532,884,307      0.00     1.00   2.30    7.92    10.53
SAST SA Small Cap Index Portfolio
  Class 3                                 12,405 10.14      10.16          125,918      0.23     1.15   1.95    1.38     1.57
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio
  Class 3                                521,341 10.28      10.29        5,363,729      0.20     1.15   1.70    2.78     2.92
SAST SA T. Rowe Price VCP
  Balanced Portfolio Class 3          75,659,289 11.03      12.19      939,117,877      0.03     0.85   2.30   10.31    16.21
SAST SA Templeton Foreign Value
  Portfolio Class 2                      624,363 19.93      21.64       13,450,684      2.52     1.52   1.97   19.22    19.75
SAST SA Templeton Foreign Value
  Portfolio Class 3                   26,653,126 11.18      11.72      405,761,879      2.44     1.10   2.30   18.71    20.14
SAST SA VCP Dynamic Allocation
  Portfolio Class 1                        2,865 11.65      11.68           33,454      1.11     0.55   0.80   16.52    16.78
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                  661,860,534 11.17      13.64    9,416,742,282      1.10     1.00   2.15   11.65    17.40
SAST SA VCP Dynamic Strategy
  Portfolio Class 1                        2,896            11.55           33,455      1.08            0.55            15.53
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                  429,754,292 11.10      13.46    6,014,279,127      1.07     1.00   2.15   11.02    15.85
SAST SA VCP Index Allocation
  Portfolio Class 3                      948,845 10.38      10.40        9,859,521      0.29     1.00   1.95    3.76     3.98
SAST SA WellsCap Aggressive
  Growth Portfolio Class 1               908,624 13.65      26.90       24,394,787      0.00     1.52   1.77   27.32    27.64
SAST SA WellsCap Aggressive
  Growth Portfolio Class 2               115,170 24.44      26.22        2,993,503      0.00     1.52   1.97   26.88    27.45
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3             1,335,480 15.51      15.64       25,328,561      0.00     1.10   2.30   26.33    27.85
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1             1,099,281 35.11      36.63       40,191,723      0.27     1.52   1.77   33.31    33.64
SAST SA WellsCap Fundamental
  Growth Portfolio Class 2                67,911 33.28      35.73        2,394,692      0.13     1.52   1.97   32.84    33.44
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3             1,980,283 16.75      19.06       59,517,003      0.02     1.10   2.30   32.28    33.87
VALIC Company I Global Social
  Awareness Fund                          76,390 12.46      12.94          979,815      1.33     1.10   1.40   21.01    21.37
VALIC Company I International
  Equities Index Fund                    410,941 11.50      11.59        4,727,345      2.29     1.10   1.40   22.63    22.99
VALIC Company I Mid Cap Index
  Fund                                   275,964 13.04      13.98        3,780,228      0.97     1.10   1.40   14.30    14.64
VALIC Company I Nasdaq-100
  Index Fund                             161,740 13.74      15.59        2,472,309      0.65     1.10   1.70   30.07    30.85
VALIC Company I Small Cap Index
  Fund                                   234,208 12.59      14.02        3,155,328      0.86     1.10   1.40   12.79    13.13
VALIC Company I Stock Index Fund         822,663 12.66      13.85       11,281,677      1.43     1.10   1.70   19.37    20.09

                                                    December 31, 2016                    For the Year Ended December 31 2016
                                         --------------------------------------------  ----------------------------------------
                                                                                       Investment    Expense         Total
                                                   Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                   -------------------      Net          Ratio    -------------- --------------
Sub-accounts                               Units   Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                             --------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation Fund
  Class 2                                2,492,696  23.79     24.65      61,334,068       1.55     1.52   1.77    7.50     7.76
American Funds IS Asset Allocation Fund
  Class 3                                  470,444  73.48     74.91      35,208,315       1.61     1.30   1.40    7.97     8.07
American Funds IS Capital Income
  Builder Class 4                          127,777   9.45      9.89       1,258,272       3.23     1.10   1.70    2.04     2.65
American Funds IS Global Growth Fund
  Class 2                                5,013,782  31.28     33.37     166,224,486       0.85     1.52   1.97   -1.34    -0.89
American Funds IS Growth Fund Class 2    7,384,493  31.58     33.67     246,740,667       0.73     1.52   1.97    7.36     7.84
American Funds IS Growth Fund Class 3      586,505 306.81    312.74     183,295,257       0.79     1.30   1.40    8.04     8.15
American Funds IS Growth-Income Fund
  Class 2                                8,729,063  27.05     28.85     250,139,701       1.40     1.52   1.97    9.35     9.84
American Funds IS Growth-Income Fund
  Class 3                                  721,420 212.21    216.31     155,902,692       1.46     1.30   1.40   10.05    10.16
American Funds IS High-Income Bond
  Fund Class 3                             125,945  99.31    101.23      12,743,372       6.13     1.30   1.40   16.05    16.17
American Funds IS International Fund
  Class 3                                  477,077  54.97     56.04      26,709,811       1.33     1.30   1.40    2.14     2.24

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                          December 31, 2016                     For the Year Ended December 31 2016
                               ---------------------------------------------  ----------------------------------------
                                                                              Investment    Expense         Total
                                          Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                          -------------------      Net          Ratio    -------------- --------------
Sub-accounts                     Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                   ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Ultra-Short
  Bond Fund Class 3               198,630 19.49      19.86       3,944,222       0.00     1.30   1.40   -1.48    -1.38
American Funds IS US
  Government/ AAA-Rated
  Securities Fund Class 3         259,915 39.63      40.40      10,492,781       1.43     1.30   1.40   -0.17    -0.07
AST SA BlackRock Multi-Asset
  Income Portfolio Class 3        367,303 10.27      10.93       4,147,291       3.46     1.10   2.30    3.86     5.11
AST SA PGI Asset Allocation
  Portfolio Class 1             2,299,860 37.85      39.36      90,508,614       2.78     1.52   1.77    8.84     9.11
AST SA PGI Asset Allocation
  Portfolio Class 2               146,465 35.98      38.47       5,542,476       2.56     1.52   1.97    8.46     8.95
AST SA PGI Asset Allocation
  Portfolio Class 3             1,624,960 11.98      14.90      37,824,677       2.54     1.10   2.30    7.99     9.29
AST SA Wellington Capital
  Appreciation Portfolio
  Class 1                       2,649,737 24.87      95.66     249,778,064       0.00     1.52   1.77    0.20     0.45
AST SA Wellington Capital
  Appreciation Portfolio
  Class 2                         425,984 88.63      95.13      39,599,243       0.00     1.40   1.97   -0.15     0.42
AST SA Wellington Capital
  Appreciation Portfolio
  Class 3                       9,920,776 14.26      21.67     397,797,256       0.00     1.10   2.30   -0.58     0.62
AST SA Wellington Government
  and Quality Bond Portfolio
  Class 1                       3,038,083 13.95      21.25      64,177,183       1.42     1.52   1.77   -0.31    -0.06
AST SA Wellington Government
  and Quality Bond Portfolio
  Class 2                       1,205,009 19.46      20.80      24,863,926       1.18     1.52   1.97   -0.66    -0.21
AST SA Wellington Government
  and Quality Bond Portfolio
  Class 3                      34,857,836 10.00      11.25     532,095,378       1.21     1.10   2.30   -1.08     0.11
AST SA Wellington Growth
  Portfolio Class 1             1,220,490 49.03      51.02      62,200,041       1.00     1.52   1.77    5.52     5.78
AST SA Wellington Growth
  Portfolio Class 2               344,929 46.81      49.94      17,064,576       0.80     1.52   1.97    5.15     5.63
AST SA Wellington Growth
  Portfolio Class 3             2,396,140 12.86      44.29      83,328,327       0.74     1.10   2.17    4.84     5.96
AST SA Wellington Natural
  Resources Portfolio Class 1     589,517 37.64      39.17      23,071,675       4.21     1.52   1.77   27.69    28.00
AST SA Wellington Natural
  Resources Portfolio Class 2     141,328 35.95      38.44       5,344,708       4.22     1.52   1.97   27.24    27.81
AST SA Wellington Natural
  Resources Portfolio Class 3   4,084,353  7.49       8.42      69,625,125       4.02     1.10   2.30   26.70    28.22
AST SA Wellington Strategic
  Multi-Asset Portfolio
  Class 3                          36,876  9.91       9.92         365,573       0.00     1.15   1.30   -1.34    -1.30
BlackRock Global Allocation
  V.I. Fund Class III             219,791  9.47       9.97       2,130,989       1.25     1.10   1.70    2.06     2.67
BlackRock iShares Alternative
  Strategies VI Fund Class III     98,350  9.70      10.43       1,005,132       3.10     1.10   1.70    4.43     5.06
BlackRock iShares Dynamic
  Allocation V.I. Fund
  Class III                        34,361  9.49      10.05         341,871       2.06     1.10   1.70    4.38     5.00
BLK iShares Dynamic Fixed
  Income VI Fund Class III         11,664  9.87      10.00         115,871       2.36     1.10   1.40    1.89     2.19
BLK iShares Equity
  Appreciation VI Fund
  Class III                        14,686  9.51       9.97         143,427       1.80     1.10   1.40    7.54     7.86
Columbia VP Asset Allocation
  Fund Class 1                     45,110 16.00      16.63         749,358       2.23     1.52   1.77    3.52     3.77
Columbia VP Dividend
  Opportunity Fund Class 1        103,609 16.40      17.07       1,758,478       0.00     1.52   1.77   11.68    11.96
Columbia VP Emerging Markets
  Bond Fund Class 2                   206 10.15      10.25           2,111       4.42     1.10   1.70    9.21     9.86
Columbia VP Income
  Opportunities Fund Class 1      559,044 22.96      24.93      13,688,680      10.22     1.52   2.17    8.56     9.26
Columbia VP Large Cap Growth
  Fund Class 1                  2,242,342 10.41      10.46      23,434,619       0.00     1.52   2.17    4.13     4.59
Columbia VP Limited Duration
  Credit Fund Class 2               2,720             9.91          26,949       9.90            1.10             4.13
Columbia VP Loomis Sayles
  Growth Fund Class 1             161,969 10.43      10.45       1,691,351       0.00     1.52   1.77    4.29     4.46
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1         21,650 15.05      17.03         362,690       0.00     1.52   2.02    0.25     0.75
Columbia VP Overseas Core
  Fund Class 2                    131,396  9.69       9.71       1,275,309       1.12     1.52   1.77   -3.09    -2.93
Columbia VP Small Company
  Growth Fund Class 1              36,596 17.88      18.61         677,629       0.00     1.52   1.77   10.77    11.05
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2   3,615,670 12.04      13.41      46,566,420       3.84     1.10   2.30   10.61    11.95
FTVIP Franklin Income VIP
  Fund Class 2                 10,442,843 12.92      14.42     144,932,320       4.79     1.10   2.30   11.44    12.78
FTVIP Franklin Strategic
  Income VIP Fund Class 2          63,662  9.88       9.99         630,437       3.55     1.10   1.70    6.12     6.76
Goldman Sachs VIT Global
  Trends Allocation Fund
  Service Class                     3,937             9.79          38,529       0.26            1.10             3.20
Goldman Sachs VIT Government
  Money Market Fund Service
  Class                         5,594,375  9.87       9.93      55,423,130       0.02     1.10   1.95   -1.27    -0.70
Goldman Sachs VIT
  Multi-Strategy Alternatives
  Portfolio Advisor Class          85,350  9.16       9.17         780,226       0.84     1.10   1.70   -1.41    -0.82
Goldman Sachs VIT Strategic
  Income Fund Advisor Class        21,309  9.44       9.74         203,632       1.97     1.10   1.35   -0.61    -0.36
Invesco V.I. American
  Franchise Fund Series II        977,733 13.72      17.18      16,946,377       0.00     1.10   2.30   -0.30     0.90
Invesco V.I. Balanced-Risk
  Allocation Fund Series II        36,089 10.25      10.61         375,051       0.20     1.10   1.40    9.97    10.30
Invesco V.I. Comstock Fund
  Series II                    16,979,208 13.17      15.34     318,217,781       1.28     1.10   2.30   14.33    15.71
Invesco V.I. Growth and
  Income Fund Series II        21,778,769 13.76      16.02     452,698,782       0.87     1.10   2.30   16.72    18.13
Ivy VIP Asset Strategy
  Class II                         38,574  8.32       8.69         330,670       0.50     1.10   1.70   -4.21    -3.63
Lord Abbett Bond Debenture
  Portfolio Class VC               93,065 10.26      10.83         999,703       6.24     1.10   1.70   10.25    10.91
Lord Abbett Fundamental
  Equity Portfolio Class VC        16,046            11.31         181,508       1.23            1.10            14.48
Lord Abbett Growth and Income
  Portfolio Class VC           11,722,972 13.48      13.62     201,147,166       1.44     1.10   2.30   14.46    15.84
Lord Abbett Mid Cap Stock
  Portfolio Class VC              848,772 21.64      22.46      19,014,948       0.48     1.52   1.77   14.36    14.64
Lord Abbett Short Duration
  Income Portfolio Class VC        82,407  9.98      10.13         831,951       2.42     1.10   1.70    1.73     2.34
Morgan Stanley VIF Global
  Infrastructure Portfolio
  Class II                         86,395  9.16       9.80         832,603       1.83     1.10   1.70   13.03    13.71
Neuberger Berman AMT US
  Equity Index PutWrite
  Strategy Portfolio               86,558  8.91       9.18         791,223       0.00     1.10   1.70   -2.32    -1.73
PIMCO All Asset Portfolio
  Advisor Class                     4,141  9.71       9.86          40,334       2.19     1.10   1.40   11.34    11.67
PIMCO Dynamic Bond Portfolio
  Advisor Class                    73,697  9.93      10.03         737,334       1.76     1.10   1.70    2.87     3.49
PIMCO Emerging Markets Bond
  Portfolio Advisor Class          12,726 10.35      10.69         132,663       3.99     1.10   1.40   11.63    11.96
PVC Diversified International
  Account Class 1                 104,876  6.98       7.37         767,571       2.11     1.40   1.80   -1.43    -1.03
PVC Diversified International
  Account Class 2                  52,785  6.58       6.96         362,771       2.04     1.55   1.95   -1.82    -1.42
PVC Equity Income Account
  Class 1                         808,983 15.87      16.88      13,498,791       2.67     1.40   1.80   13.66    14.11
PVC Equity Income Account
  Class 2                         540,798 14.91      15.31       8,425,726       2.48     1.52   1.95   13.21    13.70
PVC Government & High Quality
  Bond Account Class 1            303,754  8.14       8.65       2,572,503       3.56     1.40   1.80   -0.01     0.39
PVC Government & High Quality
  Bond Account Class 2            107,931  7.65       8.11         868,977       3.60     1.55   1.95   -0.41    -0.02
PVC Income Account Class 1        388,160 10.13      10.78       4,140,656       4.54     1.40   1.80    3.84     4.25
PVC Income Account Class 2        200,256  9.60      10.20       2,034,448       4.71     1.55   1.95    3.49     3.90
PVC LargeCap Growth Account
  Class 1                          46,464 10.35      11.01         506,909       0.26     1.40   1.80   -6.82    -6.45
PVC LargeCap Growth Account
  Class 2                          37,831  9.79      10.39         390,805       0.08     1.55   1.95   -7.20    -6.83

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                   December 31, 2016                     For the Year Ended December 31 2016
                                        ---------------------------------------------  ----------------------------------------
                                                                                       Investment    Expense         Total
                                                   Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                   -------------------      Net          Ratio    -------------- --------------
Sub-accounts                              Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                            ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
PVC MidCap Account Class 1                  85,276 20.14      21.41        1,795,986      0.40     1.40   1.80    8.40     8.84
PVC MidCap Account Class 2                  32,010 18.91      20.09          637,942      0.12     1.55   1.95    7.99     8.42
PVC Principal Capital Appreciation
  Account Class 1                          440,632 21.20      22.55        9,859,066      1.08     1.40   1.80    7.17     7.60
PVC Principal Capital Appreciation
  Account Class 2                           92,625 19.88      21.12        1,942,782      0.84     1.55   1.95    6.76     7.18
PVC Real Estate Securities Account
  Class 1                                   13,147 30.39      32.19          421,391      1.42     1.40   1.80    3.96     4.38
PVC Real Estate Securities Account
  Class 2                                    8,136 30.05      30.99          250,660      1.22     1.55   1.70    3.76     3.91
PVC SAM Balanced Portfolio Class 1       2,170,674 14.23      15.13       32,182,335      2.08     1.40   1.80    4.92     5.34
PVC SAM Balanced Portfolio Class 2       2,043,509 13.43      14.33       28,981,100      1.83     1.52   1.95    4.57     5.02
PVC SAM Conservative Balanced
  Portfolio Class 1                        290,260  9.98      10.61        3,038,294      2.43     1.40   1.80    4.48     4.90
PVC SAM Conservative Balanced
  Portfolio Class 2                        334,936  9.43      14.02        3,437,949      2.17     1.52   1.95    4.03     4.48
PVC SAM Conservative Growth
  Portfolio Class 1                      1,063,647 14.94      15.88       16,493,154      1.40     1.40   1.80    5.09     5.51
PVC SAM Conservative Growth
  Portfolio Class 2                      1,119,781 14.05      14.97       16,542,913      1.17     1.52   1.95    4.70     5.15
PVC SAM Flexible Income Portfolio
  Class 1                                  509,471 11.33      12.07        6,036,946      3.15     1.40   1.80    5.14     5.56
PVC SAM Flexible Income Portfolio
  Class 2                                  573,433 10.72      14.05        6,504,225      3.08     1.52   1.95    4.68     5.13
PVC SAM Strategic Growth Portfolio
  Class 1                                  219,047 16.28      17.29        3,730,405      1.36     1.40   1.80    4.26     4.68
PVC SAM Strategic Growth Portfolio
  Class 2                                  407,450 15.32      16.37        6,563,683      1.19     1.52   1.95    3.87     4.31
PVC Short-Term Income Account
  Class 1                                  177,800  7.34       7.81        1,357,068      2.86     1.40   1.80    0.32     0.72
PVC Short-Term Income Account
  Class 2                                  132,546  6.96       7.39          965,232      2.28     1.55   1.95    0.04     0.44
PVC SmallCap Account Class 1                57,427 12.09      12.84          716,661      0.24     1.40   1.80   15.30    15.76
PVC SmallCap Account Class 2                32,325 11.39      12.06          386,646      0.07     1.55   1.95   14.90    15.36
SST SA Allocation Balanced Portfolio
  Class 3                                9,119,217 10.32      13.28      129,162,151      1.85     1.10   2.30    2.84     4.08
SST SA Allocation Growth Portfolio
  Class 3                                1,856,917 10.37      14.04       27,253,677      1.68     1.10   2.15    3.50     4.59
SST SA Allocation Moderate Growth
  Portfolio Class 3                     13,266,860 10.35      13.26      187,803,555      1.74     1.10   2.30    3.26     4.50
SST SA Allocation Moderate Portfolio
  Class 3                               12,342,311 10.34      13.36      176,012,657      1.72     1.10   2.30    3.18     4.42
SST SA Columbia Focused Growth
  Portfolio Class 3                          4,724             9.24           43,676      0.00            1.10           -10.11
SST SA Columbia Focused Value
  Portfolio Class 3                          5,080 10.80      11.61           57,717      1.02     1.10   1.70   17.02    17.72
SST SA Multi-Managed Diversified
  Fixed Income Portfolio Class 3            11,676 10.00      10.15          117,253      1.22     1.10   1.40    1.76     2.06
SST SA Multi-Managed International
  Equity Portfolio Class 3                  25,297  9.06       9.14          229,722      1.62     1.10   1.40   -1.72    -1.42
SST SA Multi-Managed Large Cap
  Growth Portfolio Class 3                   7,720 10.46      11.04           80,367      0.18     1.10   1.40    1.44     1.74
SST SA Multi-Managed Large Cap
  Value Portfolio Class 3                   10,958 10.58      10.98          117,223      1.51     1.10   1.40   13.19    13.53
SST SA Multi-Managed Mid Cap
  Growth Portfolio Class 3                  28,632 10.11      10.77          302,355      0.00     1.10   1.40    3.06     3.37
SST SA Multi-Managed Mid Cap Value
  Portfolio Class 3                         28,179 10.57      11.21          307,756      0.97     1.10   1.40   14.13    14.48
SST SA Multi-Managed Small Cap
  Portfolio Class 3                         14,191 10.87      11.86          162,460      0.00     1.10   1.40   16.98    17.34
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio Class 3      35,541 10.31      10.77          363,204      0.94     1.10   1.40    5.63     5.95
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                         21,527  9.90      11.31          236,869      0.00     1.10   1.70   -0.71    -0.11
SST SA Wellington Real Return
  Portfolio Class 3                     26,513,148  9.94      10.58      299,204,645      0.00     1.10   2.30    1.35     2.57
SAST SA AB Growth Portfolio Class 1      2,525,631 16.18      61.49      153,724,858      0.20     1.52   1.77    1.02     1.27
SAST SA AB Growth Portfolio Class 2        294,065 56.09      61.33       17,516,431      0.04     1.40   1.97    0.66     1.24
SAST SA AB Growth Portfolio Class 3      2,620,315 15.06      17.90       98,137,751      0.00     1.10   2.30    0.23     1.44
SAST SA AB Small & Mid Cap Value
  Portfolio Class 2                        411,577 33.48      35.73       14,606,638      0.23     1.52   1.97   22.34    22.89
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                     15,477,739 14.15      19.78      414,810,848      0.13     1.10   2.30   21.82    23.29
SAST SA American Funds Asset
  Allocation Portfolio Class 3          16,750,562 12.20      14.47      259,103,746      1.74     1.10   2.30    6.62     7.91
SAST SA American Funds Global
  Growth Portfolio Class 3              23,925,284 12.02      15.07      383,199,593      1.69     1.10   2.30   -1.93    -0.75
SAST SA American Funds Growth
  Portfolio Class 3                     17,720,152 13.75      16.02      302,223,973      0.32     1.10   2.30    6.70     7.99
SAST SA American Funds Growth-
  Income Portfolio Class 3              14,664,143 13.71      15.35      238,231,669      1.41     1.10   2.30    8.69     9.99
SAST SA American Funds VCP
  Managed Asset Allocation Portfolio
  Class 3                               87,433,286 10.38      12.00    1,083,367,773      0.75     1.10   2.15    4.73     5.83
SAST SA BlackRock VCP Global Multi
  Asset Portfolio Class 3               37,804,236 10.32      10.42      392,953,337      0.06     1.10   2.15    3.19     4.21
SAST SA Boston Company Capital
  Growth Portfolio Class 1                 385,795 11.23      11.69        4,499,477      0.18     1.52   1.77    0.56     0.81
SAST SA Boston Company Capital
  Growth Portfolio Class 2                 122,508 10.72      11.43        1,385,608      0.02     1.52   1.97    0.21     0.66
SAST SA Boston Company Capital
  Growth Portfolio Class 3               3,469,979 10.46      12.75       41,695,756      0.00     1.10   2.17   -0.09     0.98
SAST SA Columbia Technology
  Portfolio Class 1                      2,142,987  4.41       4.59        9,818,919      0.00     1.52   1.77   14.78    15.07
SAST SA Columbia Technology
  Portfolio Class 2                        749,966  4.19       4.56        3,335,976      0.00     1.40   1.97   14.38    15.04
SAST SA Columbia Technology
  Portfolio Class 3                      4,304,127 17.74      18.52       35,541,994      0.00     1.10   2.30   13.89    15.26
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                      2,220,534  8.97      11.98       26,566,749      0.00     1.52   1.77   -1.84    -1.60
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                        594,953 10.98      11.71        6,918,068      0.00     1.52   1.97   -2.18    -1.74
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                     16,545,399  8.10       9.45      162,598,335      0.00     1.10   2.30   -2.60    -1.43
SAST SA Dogs of Wall Street Portfolio
  Class 1                                1,015,867 25.44      26.48       26,869,209      2.30     1.52   1.77   15.87    16.15
SAST SA Dogs of Wall Street Portfolio
  Class 2                                  234,696 24.32      25.92        6,032,698      2.08     1.52   1.97   15.46    15.98
SAST SA Dogs of Wall Street Portfolio
  Class 3                                4,930,440 14.22      20.28      111,516,305      2.09     1.10   2.30   14.97    16.35
SAST SA Federated Corporate Bond
  Portfolio Class 1                      1,864,212 28.61      29.79       55,446,454      4.62     1.52   1.77    6.85     7.11
SAST SA Federated Corporate Bond
  Portfolio Class 2                        582,655 27.26      29.13       16,840,051      4.56     1.52   1.97    6.47     6.95
SAST SA Federated Corporate Bond
  Portfolio Class 3                     30,459,042 10.72      15.47      621,684,478      4.35     1.10   2.30    6.02     7.29
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 1            734,690 34.73      36.15       26,542,108      2.29     1.52   1.77    6.73     6.99
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 2            186,950 33.12      35.35        6,550,251      2.23     1.52   1.97    6.36     6.83
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 3         10,107,470 11.60      12.06      189,467,738      1.92     1.10   2.30    5.90     7.18
SAST SA Franklin Small Company
  Value Portfolio Class 3               10,201,524 13.79      16.69      173,968,272      0.43     1.10   2.30   27.60    29.13

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                  December 31, 2016                     For the Year Ended December 31 2016
                                      ----------------------------------------------  ----------------------------------------
                                                                                      Investment    Expense         Total
                                                  Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                  -------------------      Net          Ratio    -------------- --------------
Sub-accounts                             Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                          ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                       978,868 13.64      21.61       21,096,111      0.30     1.52   1.77   -0.46    -0.22
SAST SA Goldman Sachs Global Bond
  Portfolio Class 2                       233,878 19.81      21.11        4,894,067      0.13     1.52   1.97   -0.81    -0.36
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                    16,589,023  9.40      11.04      226,434,646      0.07     1.10   2.30   -1.24    -0.05
SAST SA Invesco Growth
  Opportunities Portfolio Class 1         723,143  9.09       9.45        6,831,484      0.00     1.52   1.77    2.10     2.35
SAST SA Invesco Growth
  Opportunities Portfolio Class 2         290,203  8.66       9.26        2,667,479      0.00     1.52   1.97    1.74     2.20
SAST SA Invesco Growth
  Opportunities Portfolio Class 3      10,826,280 12.27      16.50      134,846,222      0.00     1.10   2.30    1.31     2.53
SAST SA Invesco VCP Equity-Income
  Portfolio Class 3                    78,488,067 10.70      11.94      962,839,411      0.66     1.10   2.15    7.52     8.65
SAST SA Janus Focused Growth
  Portfolio Class 1                       590,718 16.88      17.57       10,366,079      0.00     1.52   1.77   -3.17    -2.93
SAST SA Janus Focused Growth
  Portfolio Class 2                       506,392 16.54      17.17        8,632,395      0.00     1.52   1.77   -3.32    -3.08
SAST SA Janus Focused Growth
  Portfolio Class 3                     5,785,018 11.83      14.58       92,635,182      0.00     1.10   2.30   -3.92    -2.77
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1            1,670,764 13.66      25.21       41,900,949      1.66     1.52   1.77    5.29     5.55
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 2              316,357 23.08      24.63        7,702,217      1.48     1.52   1.97    4.92     5.39
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3            5,622,038 12.30      14.77       98,326,149      1.44     1.10   2.30    4.47     5.73
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                     1,183,654 15.45      24.07       19,048,614      2.07     1.52   1.77    8.77     9.04
SAST SA JPMorgan Emerging Markets
  Portfolio Class 2                       219,944 14.72      15.71        3,427,024      1.79     1.52   1.97    8.39     8.88
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                     9,316,070  8.17       9.00      112,121,819      1.67     1.10   2.30    7.93     9.22
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     2,373,264 15.74      51.65      120,856,489      1.88     1.52   1.77   13.53    13.81
SAST SA JPMorgan Equity-Income
  Portfolio Class 2                       175,757 47.13      50.41        8,777,752      1.72     1.52   1.97   13.13    13.64
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                     6,661,764 13.84      15.74      133,815,899      1.67     1.10   2.30   12.65    14.00
SAST SA JPMorgan Global Equities
  Portfolio Class 1                     1,368,531 12.29      27.82       37,931,551      1.36     1.52   1.77    3.81     4.07
SAST SA JPMorgan Global Equities
  Portfolio Class 2                       132,337 25.56      27.76        3,596,942      1.19     1.40   1.97    3.45     4.04
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     1,768,510 11.63      11.64       28,770,048      1.11     1.10   2.30    3.01     4.25
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                     1,352,999 27.73      28.81       38,943,699      1.93     1.52   1.77    1.56     1.82
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                       249,214 27.08      28.15        6,968,522      1.71     1.52   1.77    1.41     1.66
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                    43,120,503  9.89      12.80      694,664,663      1.66     1.10   2.30    0.78     1.99
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                     1,465,011 11.32      19.76       28,748,693      0.00     1.52   1.77   -1.55    -1.31
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 2                       623,566 18.07      19.71       11,944,767      0.00     1.40   1.97   -1.89    -1.33
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                     5,475,198 13.08      18.14      104,245,595      0.00     1.10   2.30   -2.31    -1.14
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1               5,697,680 19.45      58.68      331,856,875      0.86     1.52   1.77   12.59    12.87
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2                 770,664 53.60      58.51       43,828,251      0.69     1.40   1.97   12.20    12.84
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3              13,854,264 13.43      14.89      404,313,342      0.61     1.10   2.30   11.72    13.06
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                       657,941  9.85      12.48        6,817,677      0.57     1.52   1.77    4.49     4.75
SAST SA MFS Blue Chip Growth
  Portfolio Class 2                       253,275  9.42      10.05        2,525,947      0.40     1.52   1.97    4.13     4.59
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                     6,716,150 13.91      15.62       90,396,791      0.36     1.10   2.30    3.68     4.93
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1               1,162,651 17.42      39.51       45,623,723      0.86     1.52   1.77    6.73     7.00
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 2                 211,826 36.32      38.66        8,128,044      0.61     1.52   1.97    6.36     6.84
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3              11,336,228 13.15      16.47      251,541,066      0.62     1.10   2.30    5.91     7.18
SAST SA MFS Telecom Utility
  Portfolio Class 1                       483,684 22.52      23.44       11,326,174      2.94     1.52   1.77    8.63     8.90
SAST SA MFS Telecom Utility
  Portfolio Class 2                        60,597 22.10      22.92        1,371,235      2.95     1.52   1.77    8.47     8.74
SAST SA MFS Telecom Utility
  Portfolio Class 3                     1,217,465 10.96      15.66       22,106,968      2.71     1.10   2.30    7.79     9.09
SAST SA MFS Total Return Portfolio
  Class 1                               2,693,485 18.23      40.67      108,584,452      2.29     1.52   1.77    7.16     7.43
SAST SA MFS Total Return Portfolio
  Class 2                                 758,634 37.23      39.75       29,893,218      2.08     1.52   1.97    6.79     7.27
SAST SA MFS Total Return Portfolio
  Class 3                               6,682,583 12.04      14.04      167,843,261      2.00     1.10   2.30    6.33     7.61
SAST SA Morgan Stanley International
  Equities Portfolio Class 1            2,046,678 12.79      13.31       27,230,282      1.23     1.52   1.77   -3.67    -3.43
SAST SA Morgan Stanley International
  Equities Portfolio Class 2              769,565 12.21      13.02        9,950,111      1.02     1.52   1.97   -4.01    -3.58
SAST SA Morgan Stanley International
  Equities Portfolio Class 3            9,863,969  9.10       9.25      116,468,102      0.96     1.10   2.30   -4.42    -3.27
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1             772,040 31.90      33.21       25,613,545      0.76     1.52   1.77    9.71     9.98
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 2             122,648 30.37      32.47        3,954,414      0.58     1.52   1.97    9.32     9.81
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3           2,478,652 13.96      15.86       53,774,397      0.54     1.10   2.30    8.86    10.17
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3           81,202,899 10.22      11.02      919,517,270      0.00     1.10   2.15    4.51     5.61
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                     1,377,454 29.29      30.45       41,900,245      6.58     1.52   1.77   16.18    16.47
SAST SA PineBridge High-Yield Bond
  Portfolio Class 2                       261,478 27.82      29.76        7,707,963      6.72     1.52   1.97   15.78    16.30
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                     6,690,025 11.05      13.59      123,879,319      6.73     1.10   2.30   15.28    16.67
SAST SA Putnam International Growth
  and Income Portfolio Class 1          1,845,105 10.25      14.87       27,246,044      1.80     1.52   1.77   -0.27    -0.02
SAST SA Putnam International Growth
  and Income Portfolio Class 2            340,179 13.68      14.56        4,912,040      1.64     1.52   1.97   -0.62    -0.17
SAST SA Putnam International Growth
  and Income Portfolio Class 3          9,026,207  7.93       9.60      115,663,859      1.55     1.10   2.30   -1.04     0.15
SAST SA Schroders VCP Global
  Allocation Portfolio Class 3         30,345,467 10.74      10.87      328,834,258      0.00     1.10   2.30    7.44     8.65
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                    46,652,003 10.49      10.61      493,653,461      0.33     1.10   2.30    4.90     6.09
SAST SA Templeton Foreign Value
  Portfolio Class 2                       729,118 16.72      18.07       13,121,281      1.65     1.52   1.97   -0.71    -0.26
SAST SA Templeton Foreign Value
  Portfolio Class 3                    31,016,379  9.42       9.76      395,265,253      1.67     1.10   2.30   -1.14     0.05
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                   710,379,450  9.82      11.53    8,545,058,556      1.46     1.10   2.30    2.14     3.37
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                   457,797,898  9.87      11.62    5,489,904,131      1.42     1.10   2.15    2.92     4.00
SAST SA WellsCap Aggressive
  Growth Portfolio Class 1              1,011,488 10.72      21.08       21,284,060      0.00     1.52   1.77    5.50     5.76
SAST SA WellsCap Aggressive
  Growth Portfolio Class 2                140,110 19.26      20.58        2,855,195      0.00     1.52   1.97    5.13     5.61
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3              1,487,003 12.23      12.28       22,387,502      0.00     1.10   2.30    4.68     5.94
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1              1,246,553 26.34      27.41       34,108,850      0.00     1.52   1.77   -0.78    -0.53
SAST SA WellsCap Fundamental
  Growth Portfolio Class 2                 78,475 25.06      26.78        2,075,980      0.00     1.52   1.97   -1.12    -0.68
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3              2,526,417 12.51      14.41       57,784,114      0.00     1.10   2.30   -1.55    -0.36

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                 December 31, 2016                   For the Year Ended December 31 2016
                                       ------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                            Units  Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ------- ------    -------   --------------  ---------- ------ ------- ------  -------
VALIC Company I Global Social
  Awareness Fund                        18,561 10.30      10.66        191,485        0.31     1.10   1.40    5.46     5.78
VALIC Company I International
  Equities Index Fund                  337,899  9.35       9.45      3,163,139        2.33     1.10   1.40   -0.15     0.15
VALIC Company I Mid Cap Index Fund     209,458 11.40      12.19      2,501,860        1.02     1.10   1.40   18.95    19.31
VALIC Company I Nasdaq-100 Index Fund  145,709 10.56      11.91      1,697,570        0.49     1.10   1.70    4.97     5.60
VALIC Company I Small Cap Index Fund   169,200 11.16      12.39      2,012,851        1.15     1.10   1.40   19.50    19.86
VALIC Company I Stock Index Fund       762,475 10.60      11.53      8,712,957        2.13     1.10   1.70    9.72    10.38

                                               December 31, 2015                     For the Year Ended December 31 2015
                                    ---------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                       2,791,383  22.13     22.88      63,748,342       1.59     1.52   1.77    -0.38   -0.13
American Funds IS Asset Allocation
  Fund Class 3                         523,181  68.06     69.31      36,231,221       1.66     1.30   1.40     0.05    0.15
American Funds IS Capital Income
  Builder Class 4                       69,041   9.43      9.64         662,428       2.81     1.10   1.40    -3.16   -2.87
American Funds IS Global Growth
  Fund Class 2                       5,814,880  31.71     33.67     194,638,015       0.99     1.52   1.97     4.85    5.32
American Funds IS Growth Fund
  Class 2                            8,582,423  29.42     31.22     266,061,733       0.58     1.52   1.97     4.77    5.25
American Funds IS Growth Fund
  Class 3                              670,078 283.96    289.17     193,645,938       0.65     1.30   1.40     5.44    5.54
American Funds IS Growth-Income
  Fund Class 2                      10,210,265  24.74     26.27     266,505,791       1.25     1.52   1.97    -0.52   -0.08
American Funds IS Growth-Income
  Fund Class 3                         823,135 192.83    196.37     161,492,915       1.33     1.30   1.40     0.12    0.22
American Funds IS High-Income Bond
  Fund Class 3                         133,285  85.58     87.14      11,609,844       5.37     1.30   1.40    -8.42   -8.33
American Funds IS International
  Fund Class 3                         576,621  53.82     54.81      31,581,888       1.55     1.30   1.40    -5.77   -5.68
American Funds IS Ultra-Short Bond
  Fund Class 3                         301,423  19.78     20.14       6,069,574       0.00     1.30   1.40    -1.83   -1.73
American Funds IS US Government/
  AAA-Rated Securities Fund Class 3    271,758  39.70     40.42      10,978,306       1.40     1.30   1.40     0.23    0.33
AST SA BlackRock Multi-Asset
  Income Portfolio Class 3               8,383   9.77     10.78         107,648       0.75     1.10   1.40    -6.05   -5.77
AST SA PGI Asset Allocation
  Portfolio Class 1                  2,630,695  34.78     36.08      94,831,785       2.92     1.52   1.77    -3.45   -3.21
AST SA PGI Asset Allocation
  Portfolio Class 2                    164,976  33.17     35.31       5,746,646       2.76     1.52   1.97    -3.78   -3.35
AST SA PGI Asset Allocation
  Portfolio Class 3                  1,559,554  10.96     13.79      34,297,407       2.80     1.10   2.30    -4.20   -3.04
AST SA Wellington Capital
  Appreciation Portfolio Class 1     3,034,634  91.72     95.23     284,721,855       0.00     1.52   1.77     6.82    7.09
AST SA Wellington Capital
  Appreciation Portfolio Class 2       489,826  88.76     94.73      45,450,170       0.00     1.40   1.97     6.45    7.06
AST SA Wellington Capital
  Appreciation Portfolio Class 3    10,203,791  14.17     21.80     426,922,869       0.00     1.10   2.30     5.99    7.27
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     3,311,085  20.49     21.27      70,014,654       1.48     1.52   1.77    -1.22   -0.98
AST SA Wellington Government and
  Quality Bond Portfolio Class 2     1,444,594  19.59     20.81      29,886,349       1.28     1.52   1.97    -1.57   -1.13
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    32,693,134   9.99     11.37     517,482,820       1.28     1.10   2.30    -1.99   -0.81
AST SA Wellington Growth Portfolio
  Class 1                            1,407,748  46.46     48.23      67,822,689       0.62     1.52   1.77    -1.61   -1.36
AST SA Wellington Growth Portfolio
  Class 2                              399,190  44.52     47.28      18,719,395       0.42     1.52   1.97    -1.95   -1.51
AST SA Wellington Growth Portfolio
  Class 3                            2,674,883  12.13     14.28      89,410,347       0.34     1.10   2.15    -2.22   -1.19
AST SA Wellington Natural
  Resources Portfolio Class 1          671,538  29.47     30.60      20,531,857       1.53     1.52   1.77   -22.77  -22.58
AST SA Wellington Natural
  Resources Portfolio Class 2          172,720  28.25     30.02       5,118,355       1.29     1.52   1.97   -23.04  -22.70
AST SA Wellington Natural
  Resources Portfolio Class 3        4,882,343   5.92      6.57      66,749,200       1.15     1.10   2.30   -23.37  -22.45
BlackRock Global Allocation V.I.
  Fund Class III                       215,571   9.27      9.71       2,036,288       1.42     1.10   1.70    -7.26   -2.08
BlackRock iShares Alternative
  Strategies VI Fund Class III          64,714   9.29      9.93         630,027       5.66     1.10   1.70    -7.12   -2.32
BlackRock iShares Dynamic
  Allocation V.I. Fund Class III        30,466   9.09      9.57         288,623       3.57     1.10   1.70    -9.10   -5.04
BLK iShares Dynamic Fixed Income
  VI Fund Class III                      5,033   9.69      9.79          49,112       3.49     1.10   1.40    -2.84   -2.55
BLK iShares Equity Appreciation VI
  Fund Class III                        10,067   8.85      9.24          91,274       3.34     1.10   1.40    -8.00   -7.72
Columbia VP Asset Allocation Fund
  Class 1                               48,225  15.45     16.02         771,994       2.07     1.52   1.77    -0.71   -0.46
Columbia VP Dividend Opportunity
  Fund Class 1                         122,000  14.68     15.24       1,848,927       0.00     1.52   1.77    -4.36   -4.12
Columbia VP Emerging Markets Bond
  Fund Class 2                             206   9.29      9.33           1,916       0.00     1.10   1.70    -7.10   -2.39
Columbia VP Income Opportunities
  Fund Class 1                         577,730  21.15     22.81      12,963,856       9.20     1.52   2.17    -3.12   -2.49
Columbia VP Limited Duration
  Credit Fund Class 2                    9,468   9.58      9.51          90,115       0.00     1.10   1.40    -3.84   -3.56
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1              26,926  15.02     16.91         443,287       0.00     1.52   2.02     3.50    4.02
Columbia VP Small Company Growth
  Fund Class 1                          43,151  16.14     16.76         718,921       0.00     1.52   1.77     2.00    2.26
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        4,171,986  10.88     11.98      48,202,007       3.02     1.10   2.30    -8.35   -7.24
FTVIP Franklin Income VIP Fund
  Class 2                           11,333,252  11.59     12.79     140,075,957       4.72     1.10   2.30    -9.17   -8.07
FTVIP Franklin Strategic Income
  VIP Fund Class 2                      58,383   9.31      9.36         541,942       6.39     1.10   1.70    -6.92   -4.92
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class          4,209   8.97      9.48          39,641       0.18     1.10   1.70   -10.33   -6.07
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor
  Class                                 53,719   9.23      9.31         495,129       3.62     1.10   1.70    -6.94   -5.93
Goldman Sachs VIT Strategic Income
  Fund Advisor Class                    18,829   9.41      9.48         179,962       1.92     1.10   1.40    -3.61   -3.32
Invesco V.I. American Franchise
  Fund Series II                     1,044,100  13.59     17.23      17,915,130       0.00     1.10   2.30     2.37    3.60
Invesco V.I. Balanced-Risk
  Allocation Fund Series II             24,709   9.01      9.62         233,043       2.73     1.10   1.70    -9.88   -5.45
Invesco V.I. Comstock Fund Series
  II                                19,495,530  11.39     13.42     318,911,495       1.66     1.10   2.30    -8.33   -7.22
Invesco V.I. Growth and Income
  Fund Series II                    25,455,167  11.65     13.72     453,812,224       2.55     1.10   2.30    -5.51   -4.37
Ivy VIP Asset Strategy Class II         32,456   8.61      9.02         289,994       0.21     1.10   1.40    -9.62   -9.35
Lord Abbett Bond Debenture
  Portfolio Class VC                    45,171   9.30      9.76         436,149       8.22     1.10   1.70    -6.98    0.10
Lord Abbett Fundamental Equity
  Portfolio Class VC                    17,254             9.88         170,492       0.02            1.10           -14.58
Lord Abbett Growth and Income
  Portfolio Class VC                13,843,406  11.63     11.90     206,593,937       1.18     1.10   2.30    -5.07   -3.93
Lord Abbett Mid Cap Stock
  Portfolio Class VC                   975,144  18.93     19.59      19,055,021       0.55     1.52   1.77    -5.48   -5.24
Lord Abbett Short Duration Income
  Portfolio Class VC                    91,371   9.81      9.90         903,381       2.71     1.10   1.70    -1.92    1.59
Morgan Stanley VIF Global
  Infrastructure Portfolio Class II     44,845   8.10      8.61         377,895       0.40     1.10   1.70   -18.99  -14.83
Neuberger Berman AMT US Equity
  Index PutWrite Strategy Portfolio     51,274   9.12      9.35         477,375       0.00     1.10   1.70    -8.81   -6.10

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                               December 31, 2015                     For the Year Ended December 31 2015
                                    ---------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
PIMCO All Asset Portfolio Advisor
  Class                                  2,077  8.70       8.85          18,142       0.20     1.10   1.40   -10.45  -10.18
PIMCO Dynamic Bond Portfolio
  Advisor Class                         37,305  9.66       9.69         361,075       2.10     1.10   1.70    -3.43   -2.85
PIMCO Emerging Markets Bond
  Portfolio Advisor Class                4,344  9.24       9.58          41,143       6.16     1.10   1.40    -3.67   -3.38
PVC Diversified International
  Account Class 1                      132,854  7.08       7.45         984,213       2.58     1.40   1.80    -2.13   -1.74
PVC Diversified International
  Account Class 2                       54,686  6.70       7.06         381,698       2.22     1.55   1.95    -2.57   -2.18
PVC Equity Income Account Class 1      938,574 13.96      14.79      13,742,463       2.41     1.40   1.80    -5.64   -5.26
PVC Equity Income Account Class 2      634,532 13.17      13.46       8,705,414       2.19     1.52   1.95    -6.00   -5.60
PVC Government & High Quality Bond
  Account Class 1                      349,519  8.14       8.62       2,956,911       3.28     1.40   1.80    -1.00   -0.61
PVC Government & High Quality Bond
  Account Class 2                       98,474  7.68       8.11         792,918       3.18     1.55   1.95    -1.28   -0.88
PVC Income Account Class 1             446,081  9.76      10.34       4,571,031       4.33     1.40   1.80    -2.48   -2.09
PVC Income Account Class 2             226,558  9.28       9.81       2,216,560       3.91     1.55   1.95    -2.84   -2.45
PVC LargeCap Growth Account Class 1     57,254 11.10      11.77         668,524       0.13     1.40   1.80     3.11    3.52
PVC LargeCap Growth Account Class 2     37,927 10.55      11.15         420,667       0.00     1.55   1.95     2.71    3.12
PVC MidCap Account Class 1             100,415 18.58      19.67       1,947,924       0.52     1.40   1.80    -0.17    0.23
PVC MidCap Account Class 2              42,728 17.51      18.53         786,812       0.25     1.55   1.95    -0.59   -0.19
PVC Principal Capital Appreciation
  Account Class 1                      508,754 19.78      20.96      10,585,868       0.27     1.40   1.80     0.35    0.76
PVC Principal Capital Appreciation
  Account Class 2                      107,657 18.62      19.71       2,108,503       0.04     1.55   1.95    -0.03    0.37
PVC Real Estate Securities Account
  Class 1                               14,969 29.23      30.84         459,360       1.42     1.40   1.80     2.35    2.76
PVC Real Estate Securities Account
  Class 2                                8,414 28.96      29.82         249,517       1.45     1.55   1.70     2.25    2.40
PVC SAM Balanced Portfolio Class 1   2,421,383 13.56      14.37      34,164,668       2.87     1.40   1.80    -2.58   -2.19
PVC SAM Balanced Portfolio Class 2   2,331,940 12.85      13.65      31,530,350       2.66     1.52   1.95    -2.99   -2.57
PVC SAM Conservative Balanced
  Portfolio Class 1                    347,189  9.55      10.11       3,471,829       3.23     1.40   1.80    -2.55   -2.16
PVC SAM Conservative Balanced
  Portfolio Class 2                    430,461  9.06      13.41       4,201,519       3.09     1.52   1.95    -2.85   -2.43
PVC SAM Conservative Growth
  Portfolio Class 1                  1,172,681 14.21      15.05      17,274,371       2.19     1.40   1.80    -2.86   -2.47
PVC SAM Conservative Growth
  Portfolio Class 2                  1,284,667 13.42      14.24      18,070,799       1.98     1.52   1.95    -3.25   -2.83
PVC SAM Flexible Income Portfolio
  Class 1                              621,141 10.78      11.43       7,000,547       3.57     1.40   1.80    -3.07   -2.68
PVC SAM Flexible Income Portfolio
  Class 2                              622,664 10.24      13.36       6,718,550       3.29     1.52   1.95    -3.45   -3.03
PVC SAM Strategic Growth Portfolio
  Class 1                              258,928 15.61      16.51       4,220,271       2.18     1.40   1.80    -3.38   -2.99
PVC SAM Strategic Growth Portfolio
  Class 2                              458,021 14.75      15.69       7,082,676       2.12     1.52   1.95    -3.77   -3.35
PVC Short-Term Income Account
  Class 1                               90,686  7.32       7.76         692,343       2.47     1.40   1.80    -1.09   -0.69
PVC Short-Term Income Account
  Class 2                               91,701  6.96       7.35         666,760       2.53     1.55   1.95    -1.35   -0.96
PVC SmallCap Account Class 1            64,235 10.48      11.09         695,220       0.87     1.40   1.80     4.83   10.91
PVC SmallCap Account Class 2            36,662  9.91      10.46         380,420       0.37     1.55   1.95    -0.85    4.58
SST SA Allocation Balanced
  Portfolio Class 3                  9,808,347  9.92      12.92     133,910,023       1.29     1.10   2.30    -3.57   -2.41
SST SA Allocation Growth Portfolio
  Class 3                            1,891,628  9.91      13.31      26,621,533       1.41     1.10   2.30    -4.10   -2.94
SST SA Allocation Moderate Growth
  Portfolio Class 3                 14,224,508  9.90      12.84     193,378,093       1.34     1.10   2.30    -3.97   -2.81
SST SA Allocation Moderate
  Portfolio Class 3                 13,221,703  9.90      12.95     181,299,733       1.28     1.10   2.30    -3.87   -2.71
SST SA Columbia Focused Growth
  Portfolio Class 3                      2,785  9.67      10.28          28,645       0.00     1.10   1.35    -3.34    2.04
SST SA Columbia Focused Value
  Portfolio Class 3                      4,667  9.26       9.86          45,264       1.39     1.10   1.35    -7.45   -5.21
SST SA Multi-Managed Diversified
  Fixed Income Portfolio Class 3         6,915  9.83       9.94          68,204       3.25     1.10   1.40    -1.91   -1.62
SST SA Multi-Managed International
  Equity Portfolio Class 3              23,474  9.20       9.30         216,388       2.03     1.10   1.40    -4.45   -4.17
SST SA Multi-Managed Large Cap
  Growth Portfolio Class 3               8,467 10.31      10.85          87,329       0.12     1.10   1.40     2.85    3.16
SST SA Multi-Managed Large Cap
  Value Portfolio Class 3               11,052  9.34       9.67         104,117       0.46     1.10   1.40    -6.39   -6.11
SST SA Multi-Managed Mid Cap
  Growth Portfolio Class 3              28,478  9.81      10.42         291,101       0.00     1.10   1.40    -1.28   -0.98
SST SA Multi-Managed Mid Cap Value
  Portfolio Class 3                     23,282  9.27       9.79         221,893       0.40     1.10   1.40    -7.34   -7.06
SST SA Multi-Managed Small Cap
  Portfolio Class 3                     10,444  9.29      10.11         103,625       0.00     1.10   1.40    -7.20   -6.92
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio
  Class 3                               13,112  9.33      10.16         124,614       5.86     1.10   1.35    -6.74   -1.49
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                     25,580  9.97      11.32         279,173       0.00     1.10   1.70    -0.32    9.05
SST SA Wellington Real Return
  Portfolio Class 3                 26,378,012  9.69      10.44     291,217,509       3.72     1.10   2.30    -3.60   -2.43
SAST SA AB Growth Portfolio Class 1  2,846,827 58.49      60.72     171,125,893       0.13     1.52   1.77     9.31    9.58
SAST SA AB Growth Portfolio Class 2    334,856 55.72      60.58      19,731,724       0.00     1.40   1.97     8.93    9.55
SAST SA AB Growth Portfolio Class 3  2,765,013 14.84      17.86     109,017,114       0.00     1.10   2.30     8.46    9.77
SAST SA AB Small & Mid Cap Value
  Portfolio Class 2                    488,367 27.37      29.08      14,107,676       0.39     1.52   1.97    -7.81   -7.40
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                 18,508,751 11.47      16.23     406,871,596       0.31     1.10   2.30    -8.21   -7.10
SAST SA American Funds Asset
  Allocation Portfolio Class 3      13,107,481 11.30      13.57     188,847,907       1.45     1.10   2.30    -1.21   -0.02
SAST SA American Funds Global
  Growth Portfolio Class 3          24,266,979 12.11      15.37     393,581,874       0.90     1.10   2.30     4.23    5.49
SAST SA American Funds Growth
  Portfolio Class 3                 18,339,918 12.73      15.01     291,442,744       0.91     1.10   2.30     4.12    5.37
SAST SA American Funds Growth-
  Income Portfolio Class 3          15,356,253 12.46      14.12     227,794,009       1.01     1.10   2.30    -1.14    0.06
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio
  Class 3                           55,204,840  9.81      11.46     647,901,024       0.00     1.10   2.15    -3.45   -2.44
SAST SA Boston Company Capital
  Growth Portfolio Class 1             427,992 11.17      11.60       4,952,355       0.07     1.52   1.77     3.72    3.98
SAST SA Boston Company Capital
  Growth Portfolio Class 2             128,758 10.70      11.36       1,446,720       0.00     1.52   1.97     3.36    3.83
SAST SA Boston Company Capital
  Growth Portfolio Class 3           3,396,725 10.47      12.62      39,523,772       0.00     1.10   2.17     3.05    4.16
SAST SA Columbia Technology
  Portfolio Class 1                  2,643,090  3.84       3.99      10,523,043       0.00     1.52   1.77     8.15    8.42
SAST SA Columbia Technology
  Portfolio Class 2                    840,073  3.66       3.97       3,253,073       0.00     1.40   1.97     7.78    8.39
SAST SA Columbia Technology
  Portfolio Class 3                  5,207,797 15.39      16.26      35,845,053       0.00     1.10   2.30     7.31    8.61
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                  2,671,877 11.73      12.17      32,485,066       0.00     1.52   1.77    -1.96   -1.72
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                    694,357 11.23      11.92       8,217,323       0.00     1.52   1.97    -2.30   -1.86
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                 17,341,840  8.32       9.59     174,034,444       0.00     1.10   2.30    -2.72   -1.55
SAST SA Dogs of Wall Street
  Portfolio Class 1                  1,064,541 21.96      22.79      24,244,413       1.88     1.52   1.77     0.28    0.53
SAST SA Dogs of Wall Street
  Portfolio Class 2                    270,685 21.06      22.35       6,003,521       1.72     1.52   1.97    -0.07    0.38

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                December 31, 2015                     For the Year Ended December 31 2015
                                    ----------------------------------------------  ----------------------------------------
                                                                                    Investment    Expense         Total
                                                Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net          Ratio    -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Dogs of Wall Street
  Portfolio Class 3                   4,416,050 12.22      17.64       87,220,540      1.71     1.10   2.30    -0.50    0.70
SAST SA Federated Corporate Bond
  Portfolio Class 1                   2,154,353 26.78      27.81       59,827,790      3.77     1.52   1.77    -2.95   -2.71
SAST SA Federated Corporate Bond
  Portfolio Class 2                     649,130 25.61      27.23       17,549,160      3.57     1.52   1.97    -3.29   -2.86
SAST SA Federated Corporate Bond
  Portfolio Class 3                  29,134,813 10.00      14.60      576,768,859      3.53     1.10   2.30    -3.71   -2.55
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 1                               847,955 32.54      33.79       28,637,392      1.73     1.52   1.77     0.04    0.29
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 2                               217,424 31.14      33.09        7,131,461      1.54     1.52   1.97    -0.31    0.14
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 3                            11,096,011 10.95      11.25      198,565,559      1.50     1.10   2.30    -0.74    0.46
SAST SA Franklin Small Company
  Value Portfolio Class 3            12,872,619 10.68      13.08      170,639,416      0.06     1.10   2.30    -9.78   -8.69
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                   1,154,392 20.86      21.66       24,924,012      0.00     1.52   1.77    -4.58   -4.34
SAST SA Goldman Sachs Global Bond
  Portfolio Class 2                     261,329 19.97      21.19        5,495,172      0.00     1.52   1.97    -4.91   -4.48
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                  13,485,814  9.40      11.18      192,172,533      0.00     1.10   2.30    -5.32   -4.17
SAST SA Invesco Growth
  Opportunities Portfolio Class 1       866,277  8.90       9.24        7,991,488      0.00     1.52   1.77    -2.40   -2.16
SAST SA Invesco Growth
  Opportunities Portfolio Class 2       335,794  8.51       9.06        3,013,929      0.00     1.52   1.97    -2.74   -2.31
SAST SA Invesco Growth
  Opportunities Portfolio Class 3    11,845,744 11.97      16.29      143,143,825      0.00     1.10   2.30    -3.16   -1.99
SAST SA Invesco VCP Equity- Income
  Portfolio Class 3                  56,711,476  9.84      11.10      642,267,915      0.22     1.10   2.15    -4.35   -3.34
SAST SA Janus Focused Growth
  Portfolio Class 1                     706,390 17.43      18.10       12,762,757      0.00     1.52   1.77    -1.49   -1.24
SAST SA Janus Focused Growth
  Portfolio Class 2                     628,610 17.11      17.71       11,070,322      0.00     1.52   1.77    -1.64   -1.39
SAST SA Janus Focused Growth
  Portfolio Class 3                   6,263,049 12.17      15.18      103,870,368      0.00     1.10   2.30    -2.26   -1.08
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1          1,786,855 23.01      23.88       42,403,300      1.73     1.52   1.77    -1.72   -1.48
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 2            323,806 22.00      23.37        7,482,921      1.54     1.52   1.97    -2.07   -1.63
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3          5,566,611 11.63      14.14       93,203,712      1.55     1.10   2.30    -2.49   -1.31
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                   1,304,541 14.20      14.74       19,255,249      1.76     1.52   1.77   -15.78  -15.57
SAST SA JPMorgan Emerging Markets
  Portfolio Class 2                     265,542 13.58      14.43        3,802,798      1.62     1.52   1.97   -16.08  -15.70
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                  10,266,018  7.48       8.34      115,010,939      1.56     1.10   2.30   -16.44  -15.43
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                   2,684,512 43.72      45.38      120,413,846      1.70     1.52   1.77    -3.89   -3.65
SAST SA JPMorgan Equity-Income
  Portfolio Class 2                     203,079 41.66      44.36        8,925,661      1.60     1.52   1.97    -4.23   -3.80
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                   6,771,445 12.14      13.97      121,964,310      1.59     1.10   2.30    -4.64   -3.49
SAST SA JPMorgan Global Equities
  Portfolio Class 1                   1,560,225 25.75      26.74       41,529,894      1.42     1.52   1.77    -2.96   -2.72
SAST SA JPMorgan Global Equities
  Portfolio Class 2                     159,931 24.71      26.69        4,181,865      1.23     1.40   1.97    -3.30   -2.75
SAST SA JPMorgan Global Equities
  Portfolio Class 3                   1,934,461 11.17      11.29       31,044,338      1.20     1.10   2.30    -3.71   -2.55
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                   1,502,339 27.31      28.29       42,464,226      1.17     1.52   1.77    -1.87   -1.62
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                     286,576 26.71      27.69        7,888,184      0.83     1.52   1.77    -2.02   -1.77
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  41,821,741  9.70      12.70      674,332,861      0.90     1.10   2.30    -2.63   -1.46
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                   1,702,554 19.28      20.02       33,856,155      0.00     1.52   1.77     1.18    1.43
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 2                     731,734 18.42      19.97       14,230,012      0.00     1.40   1.97     0.82    1.40
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                   5,678,575 13.23      18.57      109,888,680      0.00     1.10   2.30     0.39    1.60
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1             6,538,560 50.07      51.98      337,319,121      0.50     1.52   1.77    -0.47   -0.22
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2               926,420 47.77      51.85       46,791,096      0.33     1.40   1.97    -0.81   -0.25
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            15,559,952 11.88      13.33      415,934,260      0.23     1.10   2.30    -1.24   -0.05
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                     764,873  9.43       9.79        7,561,301      0.38     1.52   1.77     2.55    2.81
SAST SA MFS Blue Chip Growth
  Portfolio Class 2                     296,156  9.05       9.61        2,823,588      0.24     1.52   1.97     2.20    2.66
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                   6,941,171 13.25      15.06       88,016,497      0.19     1.10   2.30     1.76    2.99
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1   1,305,231 35.57      36.92       47,895,981      0.83     1.52   1.77    -1.54   -1.29
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 2     254,376 34.15      36.18        9,141,033      0.66     1.52   1.97    -1.88   -1.44
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3  11,937,528 12.27      15.55      252,203,843      0.61     1.10   2.30    -2.30   -1.12
SAST SA MFS Telecom Utility
  Portfolio Class 1                     548,711 20.73      21.52       11,798,835      4.69     1.52   1.77   -13.58  -13.36
SAST SA MFS Telecom Utility
  Portfolio Class 2                      70,313 20.37      21.08        1,464,649      4.50     1.52   1.77   -13.71  -13.49
SAST SA MFS Telecom Utility
  Portfolio Class 3                   1,304,070 10.04      14.52       22,273,753      4.47     1.10   2.30   -14.25  -13.22
SAST SA MFS Total Return Portfolio
  Class 1                             3,050,425 36.48      37.85      114,450,996      2.39     1.52   1.77    -2.21   -1.96
SAST SA MFS Total Return Portfolio
  Class 2                               889,296 34.87      37.06       32,707,582      2.18     1.52   1.97    -2.55   -2.11
SAST SA MFS Total Return Portfolio
  Class 3                             6,615,573 11.19      13.20      165,023,988      2.12     1.10   2.30    -2.97   -1.79
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                             2,312,299 13.28      13.79       31,857,235      2.08     1.52   1.77    -1.49   -1.24
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 2                               902,973 12.72      13.51       12,117,412      1.88     1.52   1.97    -1.83   -1.39
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                            10,118,896  9.52       9.56      125,577,521      1.80     1.10   2.30    -2.25   -1.07
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1           884,704 29.08      30.20       26,677,332      0.57     1.52   1.77     1.19    1.45
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 2           155,376 27.78      29.57        4,563,032      0.40     1.52   1.97     0.84    1.29
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3         2,277,826 12.67      14.57       47,259,715      0.37     1.10   2.30     0.41    1.62
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3         47,381,022  9.68      10.54      509,246,154      0.00     1.10   2.15    -5.87   -4.88
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                   1,530,919 25.21      26.14       39,987,023      5.12     1.52   1.77    -5.97   -5.74
SAST SA PineBridge High-Yield Bond
  Portfolio Class 2                     340,698 24.03      25.59        8,631,972      4.98     1.52   1.97    -6.30   -5.88
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                   6,475,263  9.48      11.79      107,056,210      5.19     1.10   2.30    -6.70   -5.58
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                             2,077,122 14.32      14.88       30,686,610      2.60     1.52   1.77    -3.33   -3.09
SAST SA Putnam International
  Growth and Income Portfolio
  Class 2                               378,945 13.77      14.58        5,482,966      2.41     1.52   1.97    -3.67   -3.23
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                             9,819,168  8.01       9.58      126,607,772      2.32     1.10   2.30    -4.08   -2.92
SAST SA Templeton Foreign Value
  Portfolio Class 2                     850,802 16.84      18.12       15,361,549      1.91     1.52   1.97    -6.64   -6.22
SAST SA Templeton Foreign Value
  Portfolio Class 3                  32,156,715  9.52       9.75      414,556,491      1.91     1.10   2.30    -7.04   -5.92
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 740,201,876  9.50      11.29    8,639,891,481      1.05     1.10   2.30    -7.31   -6.19
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                 471,375,112  9.49      11.29    5,452,487,007      0.81     1.10   2.15    -7.43   -6.45
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                   1,149,746 19.20      19.93       22,903,971      0.00     1.52   1.77    -2.92   -2.68
SAST SA WellsCap Aggressive Growth
  Portfolio Class 2                     159,660 18.32      19.48        3,085,053      0.00     1.52   1.97    -3.26   -2.82
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                   1,678,891 11.55      11.73       24,105,178      0.00     1.10   2.30    -3.67   -2.51

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                               December 31, 2015                    For the Year Ended December 31 2015
                                    --------------------------------------------  ----------------------------------------
                                                                                  Investment    Expense         Total
                                              Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                              -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units   Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        --------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1          1,415,118 26.54      27.56      38,923,276       0.00     1.52   1.77   -0.25     0.00
SAST SA WellsCap Fundamental
  Growth Portfolio Class 2             88,179 25.34      26.96       2,351,698       0.00     1.52   1.97   -0.60    -0.15
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3          2,639,948 14.64      16.26      61,636,248       0.00     1.15   2.30   -1.03     0.12
VALIC Company I International
  Equities Index Fund                 172,038  9.34       9.46       1,611,014       0.32     1.10   1.40   -2.38    -2.09
VALIC Company I Mid Cap Index Fund    153,265  9.59      10.22       1,535,269       0.10     1.10   1.40   -3.85    -3.57
VALIC Company I Nasdaq-100 Index
  Fund                                 84,914 10.71      11.28         935,961       0.14     1.10   1.40    7.67     8.00
VALIC Company I Small Cap Index
  Fund                                161,506  9.34      10.34       1,601,639       0.00     1.10   1.40   -5.81    -5.52
VALIC Company I Stock Index Fund      546,045  9.97      10.45       5,647,279       0.00     1.10   1.40   -0.35    -0.05

                                                  December 31, 2014                     For the Year Ended December 31 2014
                                       ---------------------------------------------  ----------------------------------------
                                                                                      Investment    Expense         Total
                                                  Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                  -------------------      Net          Ratio    -------------- --------------
Sub-accounts                             Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                          3,134,901  22.22     22.91      71,685,041       1.42     1.52   1.77     3.55    3.81
American Funds IS Asset Allocation
  Fund Class 3                            572,831  68.03     69.21      39,614,090       1.48     1.30   1.40     4.00    4.10
American Funds IS Capital Income
  Builder Class 4                             707             9.73           6,886       0.00            1.40            -2.66
American Funds IS Global Growth
  Fund Class 2                          6,938,511  30.24     31.96     220,617,184       1.10     1.52   1.97     0.32    0.77
American Funds IS Growth Fund
  Class 2                              10,341,097  28.08     29.67     304,784,034       0.74     1.52   1.97     6.39    6.87
American Funds IS Growth Fund
  Class 3                                 758,561 269.32    273.99     207,717,875       0.95     1.30   1.40     7.08    7.19
American Funds IS Growth-Income
  Fund Class 2                         12,261,272  24.87     26.29     320,475,121       1.23     1.52   1.97     8.48    8.97
American Funds IS Growth-Income
  Fund Class 3                            941,271 192.61    195.94     184,282,551       1.31     1.30   1.40     9.17    9.28
American Funds IS High-Income Bond
  Fund Class 3                            168,452  93.45     95.06      16,007,664       5.52     1.30   1.40    -0.81   -0.71
American Funds IS International Fund
  Class 3                                 658,805  57.12     58.11      38,263,106       1.39     1.30   1.40    -3.91   -3.82
American Funds IS Ultra-Short Bond
  Fund Class 3                            370,027  20.15     20.50       7,581,985       0.00     1.30   1.40    -1.83   -1.73
American Funds IS US Government/
  AAA-Rated Securities Fund Class 3       321,306  39.60     40.29      12,937,888       1.04     1.30   1.40     3.65    3.75
AST SA PGI Asset Allocation
  Portfolio Class 1                     2,978,668  36.02     37.27     110,944,048       2.37     1.52   1.77     5.58    5.84
AST SA PGI Asset Allocation
  Portfolio Class 2                       186,837  34.47     36.54       6,745,743       2.03     1.52   1.97     5.21    5.68
AST SA PGI Asset Allocation
  Portfolio Class 3                     1,531,013  14.40     15.83      36,335,227       2.21     1.15   2.30     4.76    5.97
AST SA Wellington Capital
  Appreciation Portfolio Class 1        3,471,675  85.86     88.93     303,798,648       0.00     1.52   1.77    13.22   13.50
AST SA Wellington Capital
  Appreciation Portfolio Class 2          582,777  83.38     88.49      50,614,579       0.00     1.40   1.97    12.83   13.47
AST SA Wellington Capital
  Appreciation Portfolio Class 3       10,550,598  20.56     22.50     447,124,602       0.00     1.15   2.30    12.34   13.64
AST SA Wellington Government and
  Quality Bond Portfolio Class 1        3,791,180  20.74     21.48      80,943,079       1.83     1.52   1.77     3.32    3.58
AST SA Wellington Government and
  Quality Bond Portfolio Class 2        1,761,628  19.90     21.05      36,871,794       1.66     1.52   1.97     2.96    3.43
AST SA Wellington Government and
  Quality Bond Portfolio Class 3       33,515,084  11.60     12.62     556,008,094       1.65     1.15   2.30     2.52    3.71
AST SA Wellington Growth Portfolio
  Class 1                               1,641,387  47.22     48.89      80,179,098       0.54     1.52   1.77     5.56    5.83
AST SA Wellington Growth Portfolio
  Class 2                                 480,301  45.40     48.00      22,890,888       0.40     1.52   1.97     5.20    5.67
AST SA Wellington Growth Portfolio
  Class 3                               2,865,165  14.61     15.67     103,500,385       0.30     1.15   2.30     4.91    5.96
AST SA Wellington Natural Resources
  Portfolio Class 1                       786,603  38.17     39.53      31,068,567       1.16     1.52   1.77   -19.96  -19.76
AST SA Wellington Natural Resources
  Portfolio Class 2                       202,008  36.71     38.83       7,757,067       0.95     1.52   1.97   -20.24  -19.88
AST SA Wellington Natural Resources
  Portfolio Class 3                     4,537,357   7.72      8.62      86,960,927       0.79     1.15   2.30   -20.58  -19.66
Columbia VP Asset Allocation Fund
  Class 1                                  50,356  15.56     16.09         809,820       2.52     1.52   1.77     8.12    8.39
Columbia VP Dividend Opportunity
  Fund Class 1                            138,166  15.35     15.90       2,185,966       0.00     1.52   2.02     8.15    8.42
Columbia VP Income Opportunities
  Fund Class 1                            689,685  21.83     23.40      15,886,936       0.00     1.52   2.17     1.79    2.45
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1                 29,229  14.51     16.25         462,634       0.00     1.52   2.02     5.27    5.79
Columbia VP Small Company Growth
  Fund Class 1                             56,831  15.82     16.39         927,272       0.00     1.52   2.02    -6.31   -6.08
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2           4,543,641  11.87     12.87      56,850,080       2.79     1.15   2.30     0.51    1.67
FTVIP Franklin Income VIP Fund
  Class 2                              12,250,257  12.76     13.91     165,202,869       5.14     1.15   2.30     2.24    3.47
FTVIP Franklin Strategic Income VIP
  Fund Class 2                              1,059             9.71          10,403       0.00     0.00   1.40     0.00   -2.91
Invesco V.I. American Franchise Fund
  Series II                             1,196,992  16.83     18.41      19,893,499       0.00     1.15   2.30     5.71    6.93
Invesco V.I. Comstock Fund Series II   20,591,968  14.64     15.90     368,875,078       1.08     1.15   2.30     6.62    7.85
Invesco V.I. Growth and Income Fund
  Series II                            27,664,310  14.52     15.81     523,816,386       1.46     1.15   2.30     7.46    8.71
Ivy VIP Asset Strategy Class II             1,077             9.53          10,317       0.00            1.40            -4.68
Lord Abbett Growth and Income
  Portfolio Class VC                   15,464,822  12.54     13.70     242,902,584       0.67     1.15   2.30     5.20    6.42
Lord Abbett Mid Cap Stock Portfolio
  Class VC                              1,116,823  20.02     20.67      23,037,053       0.41     1.52   1.77     9.57    9.85
PVC Diversified International Account
  Class 1                                 153,238   7.23      7.58       1,156,814       2.22     1.40   1.80    -4.94   -4.56
PVC Diversified International Account
  Class 2                                  61,069   6.88      7.22         436,042       1.86     1.55   1.95    -5.27   -4.89
PVC Equity Income Account Class 1       1,104,948  14.80     15.62      17,102,964       2.37     1.40   1.80    10.79   11.23
PVC Equity Income Account Class 2         725,547  14.02     14.26      10,552,625       2.17     1.52   2.17    10.29   10.76
PVC Government & High Quality
  Bond Account Class 1                    363,757   8.23      8.67       3,099,798       3.68     1.40   1.80     3.20    3.62
PVC Government & High Quality
  Bond Account Class 2                    105,039   7.78      8.19         854,357       3.39     1.55   1.95     2.72    3.13
PVC Income Account Class 1                499,447  10.01     10.56       5,230,886       4.46     1.40   1.80     3.67    4.08
PVC Income Account Class 2                278,215   9.55     10.06       2,792,095       4.02     1.55   1.95     3.23    3.64
PVC LargeCap Growth Account
  Class 1                                  81,292  10.77     11.37         907,530       0.61     1.40   1.80     9.14    9.57
PVC LargeCap Growth Account
  Class 2                                  40,668  10.27     10.81         437,242       0.35     1.55   1.95     8.71    9.15
PVC MidCap Account Class 1                114,948  18.61     19.63       2,224,709       0.51     1.40   1.80    10.97   11.41
PVC MidCap Account Class 2                 39,854  17.61     18.56         734,929       0.28     1.55   1.95    10.53   10.97
PVC Principal Capital Appreciation
  Account Class 1                         489,733  19.72     20.80      10,118,157       3.06     1.40   1.80    10.45   10.89
PVC Principal Capital Appreciation
  Account Class 2                          97,658  18.63     19.64       1,903,974       2.84     1.55   1.95    10.03   10.47

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                  December 31, 2014                     For the Year Ended December 31 2014
                                       ---------------------------------------------  ----------------------------------------
                                                                                      Investment    Expense         Total
                                                  Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                  -------------------      Net          Ratio    -------------- --------------
Sub-accounts                             Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
PVC Real Estate Securities Account
  Class 1                                  20,110 28.56      30.01         601,392       1.63     1.40   1.80   30.45    30.98
PVC Real Estate Securities Account
  Class 2                                  10,034 28.32      29.12         290,847       1.34     1.55   1.95   30.21    30.40
PVC SAM Balanced Portfolio Class 1      2,735,552 13.92      14.69      39,533,551       2.74     1.40   1.80    4.91     5.33
PVC SAM Balanced Portfolio Class 2      2,616,625 13.24      14.01      36,330,970       2.44     1.52   2.17    4.53     4.98
PVC SAM Conservative Balanced
  Portfolio Class 1                       376,427  9.80      10.33       3,848,231       3.00     1.40   1.80    4.32     4.74
PVC SAM Conservative Balanced
  Portfolio Class 2                       513,845  9.33      13.75       5,120,776       2.81     1.52   2.17    3.87     4.32
PVC SAM Conservative Growth
  Portfolio Class 1                     1,350,407 14.63      15.43      20,426,876       1.76     1.40   1.80    5.52     5.94
PVC SAM Conservative Growth
  Portfolio Class 2                     1,421,493 13.87      14.65      20,599,307       1.61     1.52   2.17    5.07     5.53
PVC SAM Flexible Income Portfolio
  Class 1                                 672,824 11.12      11.75       7,804,004       3.62     1.40   1.80    4.14     4.55
PVC SAM Flexible Income Portfolio
  Class 2                                 713,484 10.60      13.78       7,945,734       3.32     1.52   2.17    3.75     4.20
PVC SAM Strategic Growth Portfolio
  Class 1                                 282,265 16.16      17.02       4,729,638       1.48     1.40   1.80    6.74     7.17
PVC SAM Strategic Growth Portfolio
  Class 2                                 561,513 15.33      16.24       8,983,731       1.33     1.52   2.17    6.26     6.72
PVC Short-Term Income Account
  Class 1                                 103,278  7.40       7.81         795,506       1.57     1.40   1.80   -0.09     0.31
PVC Short-Term Income Account
  Class 2                                 104,957  7.05       7.42         772,195       1.38     1.55   1.95   -0.93    -0.54
SST SA Allocation Balanced Portfolio
  Class 3                              10,295,642 13.39      14.53     144,673,420       1.20     1.15   2.30    2.93     4.12
SST SA Allocation Growth Portfolio
  Class 3                               1,913,601 13.87      15.14      27,807,698       0.66     1.15   2.30    2.84     4.03
SST SA Allocation Moderate Growth
  Portfolio Class 3                    14,811,676 13.37      14.54     208,071,601       0.99     1.15   2.30    2.76     3.94
SST SA Allocation Moderate Portfolio
  Class 3                              13,572,652 13.47      14.65     191,993,264       1.11     1.15   2.30    2.86     4.05
SST SA Wellington Real Return
  Portfolio Class 3                    27,375,871 10.83      11.76     310,990,581       0.00     1.15   2.30   -0.68     0.47
SAST SA AB Growth Portfolio Class 1     3,266,680 53.51      55.41     179,268,262       0.00     1.52   1.77   12.16    12.44
SAST SA AB Growth Portfolio Class 2       391,535 51.15      55.30      21,090,293       0.00     1.40   1.97   11.77    12.41
SAST SA AB Growth Portfolio Class 3     2,687,981 16.47      18.08     109,039,481       0.00     1.15   2.30   11.29    12.58
SAST SA AB Small & Mid Cap Value
  Portfolio Class 2                       552,250 29.68      31.40      17,239,857       0.63     1.52   1.97    6.84     7.33
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                    19,506,963 17.69      19.20     471,312,873       0.58     1.15   2.30    6.39     7.62
SAST SA American Funds Asset
  Allocation Portfolio Class 3         11,116,845 13.73      14.97     161,322,873       1.03     1.15   2.30    2.69     3.88
SAST SA American Funds Global
  Growth Portfolio Class 3             27,628,071 11.48      14.74     426,715,336       0.91     1.15   2.30   -0.35    14.81
SAST SA American Funds Growth
  Portfolio Class 3                    19,407,765 14.42      15.66     294,153,090       0.60     1.15   2.30    5.73     6.95
SAST SA American Funds Growth-
  Income Portfolio Class 3             16,302,164 12.46      14.28     242,403,728       0.97     1.15   2.30    7.77    24.57
SAST SA American Funds VCP
  Managed Asset Allocation Portfolio
  Class 3                              21,300,859 11.87      12.14     256,821,376       0.46     1.15   2.30    0.51     1.52
SAST SA Boston Company Capital
  Growth Portfolio Class 1                473,522 10.77      11.15       5,270,606       0.09     1.52   1.77    6.69     6.95
SAST SA Boston Company Capital
  Growth Portfolio Class 2                144,114 10.35      10.94       1,560,618       0.00     1.52   1.97    6.32     6.79
SAST SA Boston Company Capital
  Growth Portfolio Class 3              3,863,112 10.16      14.82      42,903,142       0.00     1.15   2.30    6.00     7.08
SAST SA Columbia Technology
  Portfolio Class 1                     2,865,982  3.55       3.68      10,521,188       0.00     1.52   1.77   22.65    22.96
SAST SA Columbia Technology
  Portfolio Class 2                       849,096  3.40       3.66       3,037,861       0.00     1.40   1.97   22.22    22.92
SAST SA Columbia Technology
  Portfolio Class 3                     5,490,784 15.15      16.57      30,545,733       0.00     1.15   2.30   21.70    23.10
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                     3,174,252 11.96      12.39      39,219,947       0.00     1.52   1.77   -2.03    -1.79
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                       789,819 11.49      12.14       9,535,730       0.00     1.52   1.97   -2.37    -1.93
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                    14,453,928  8.55       9.45     149,957,471       0.00     1.15   2.30   -2.79    -1.67
SAST SA Dogs of Wall Street Portfolio
  Class 1                               1,177,216 21.89      22.67      26,670,331       1.37     1.52   1.77    8.81     9.08
SAST SA Dogs of Wall Street Portfolio
  Class 2                                 314,435 21.08      22.26       6,948,652       1.19     1.52   1.97    8.43     8.92
SAST SA Dogs of Wall Street Portfolio
  Class 3                               4,559,563 17.73      19.33      90,761,106       1.30     1.15   2.30    7.97     9.22
SAST SA Federated Corporate Bond
  Portfolio Class 1                     2,462,124 27.59      28.58      70,289,396       3.48     1.52   1.77    3.95     4.21
SAST SA Federated Corporate Bond
  Portfolio Class 2                       749,964 26.48      28.03      20,878,805       3.31     1.52   1.97    3.58     4.05
SAST SA Federated Corporate Bond
  Portfolio Class 3                    30,051,209 15.16      16.51     629,787,413       3.32     1.15   2.30    3.14     4.33
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 1           969,654 32.53      33.69      32,654,759       1.37     1.52   1.77   27.50    27.82
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 2           256,385 31.24      33.04       8,406,601       1.17     1.52   1.97   27.05    27.63
SAST SA Fidelity Institutional AM(R)
  Real Estate Portfolio Class 3        12,341,692 11.03      12.03     226,546,315       1.11     1.15   2.30   26.51    27.97
SAST SA Franklin Small Company
  Value Portfolio Class 3              13,458,183 14.50      15.75     195,803,515       0.07     1.15   2.30   -2.50    -1.37
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                     1,344,763 21.86      22.64      30,347,937       0.00     1.52   1.77   -2.09    -1.84
SAST SA Goldman Sachs Global Bond
  Portfolio Class 2                       332,059 21.00      22.18       7,315,689       0.00     1.52   1.97   -2.43    -1.99
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                    13,896,825 11.80      12.84     212,608,834       0.00     1.15   2.30   -2.85    -1.72
SAST SA Invesco Growth Opportunities
  Portfolio Class 1                       950,542  9.12       9.44       8,962,471       0.00     1.52   1.77    1.91     2.16
SAST SA Invesco Growth Opportunities
  Portfolio Class 2                       374,713  8.75       9.27       3,444,199       0.00     1.52   1.97    1.55     2.01
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                    13,426,390 16.82      18.31     163,518,392       0.00     1.15   2.30    1.12     2.29
SAST SA Invesco VCP Equity-Income
  Portfolio Class 3                    17,844,802 11.61      11.81     209,560,765       1.42     1.15   2.15    5.95     7.01
SAST SA Janus Focused Growth
  Portfolio Class 1                       841,411 17.69      18.33      15,378,182       0.01     1.52   1.77    9.28     9.55
SAST SA Janus Focused Growth
  Portfolio Class 2                       720,343 17.40      17.96      12,871,166       0.00     1.52   1.77    9.12     9.39
SAST SA Janus Focused Growth
  Portfolio Class 3                     6,707,363 15.53      16.94     113,285,776       0.00     1.15   2.30    8.43     9.69
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1            1,939,220 23.41      24.24      46,621,859       1.38     1.52   1.77    9.49     9.76
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 2              375,881 22.46      23.75       8,843,955       1.22     1.52   1.97    9.11     9.60
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3            5,591,504 14.50      15.87      95,948,227       1.18     1.15   2.30    8.64     9.89
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                     1,474,476 16.86      17.46      25,776,787       1.23     1.52   1.77   -7.54    -7.31
SAST SA JPMorgan Emerging Markets
  Portfolio Class 2                       297,399 16.18      17.12       5,057,165       1.07     1.52   1.97   -7.86    -7.45
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                     9,927,054  9.98      10.88     135,203,697       1.02     1.15   2.30   -8.26    -7.19
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     3,090,161 45.49      47.10     143,804,787       1.20     1.52   1.77   12.11    12.39
SAST SA JPMorgan Equity-Income
  Portfolio Class 2                       214,369 43.50      46.11       9,796,349       1.03     1.52   1.97   11.71    12.22
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                     6,612,547 14.65      16.13     126,838,697       1.10     1.15   2.30   11.24    12.52
SAST SA JPMorgan Global Equities
  Portfolio Class 1                     1,782,689 26.53      27.48      48,795,554       0.68     1.52   1.77    2.37     2.62
SAST SA JPMorgan Global Equities
  Portfolio Class 2                       181,447 25.55      27.44       4,885,258       0.53     1.40   1.97    2.01     2.59
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     1,979,213 11.73      12.89      33,885,187       0.48     1.15   2.30    1.57     2.74

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                 December 31, 2014                     For the Year Ended December 31 2014
                                     ----------------------------------------------  ----------------------------------------
                                                                                     Investment    Expense         Total
                                                 Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                 -------------------      Net          Ratio    -------------- --------------
Sub-accounts                            Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                         ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA JPMorgan MFS Core
  Bond Portfolio Class 1               1,713,471 27.83      28.76       49,239,407      1.25     1.52   1.77     2.97    3.23
SAST SA JPMorgan MFS Core
  Bond Portfolio Class 2                 428,245 27.26      28.19       12,017,884      1.03     1.52   1.77     2.82    3.07
SAST SA JPMorgan MFS Core
  Bond Portfolio Class 3              44,583,224 13.05      14.24      746,584,821      1.04     1.15   2.30     2.17    3.35
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 1             1,917,446 19.06      19.74       37,555,080      0.00     1.52   1.77     9.32    9.59
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 2               848,710 18.27      19.70       16,313,282      0.00     1.40   1.97     8.93    9.56
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 3             6,145,552 18.49      20.08      117,640,080      0.00     1.15   2.30     8.47    9.72
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 1          7,539,296 50.30      52.10      389,849,011      0.61     1.52   1.77     4.87    5.13
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 2          1,089,790 48.16      51.98       55,286,214      0.45     1.40   1.97     4.50    5.10
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 3         17,090,522 13.50      14.69      478,324,649      0.37     1.15   2.30     4.05    5.26
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                      839,118  9.20       9.52        8,065,086      0.05     1.52   1.77     9.96   10.23
SAST SA MFS Blue Chip Growth
  Portfolio Class 2                      309,675  8.85       9.36        2,879,201      0.00     1.52   1.97     9.57   10.07
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                    7,120,286 14.80      16.22       85,641,538      0.00     1.15   2.30     9.10   10.36
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1    1,479,989 36.13      37.41       55,020,109      0.55     1.52   1.77     8.93    9.20
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 2      304,049 34.80      36.71       11,089,581      0.40     1.52   1.97     8.55    9.04
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3   12,669,126 15.92      17.36      278,476,642      0.35     1.15   2.30     8.08    9.33
SAST SA MFS Telecom Utility
  Portfolio Class 1                      666,531 23.99      24.84       16,544,715      2.76     1.52   1.77    10.52   10.79
SAST SA MFS Telecom Utility
  Portfolio Class 2                       82,979 23.61      24.37        2,001,329      2.43     1.52   1.77    10.35   10.63
SAST SA MFS Telecom Utility
  Portfolio Class 3                    1,348,617 16.94      18.55       26,948,480      2.41     1.15   2.30     9.66   10.93
SAST SA MFS Total Return
  Portfolio Class 1                    3,528,804 37.30      38.61      134,958,739      2.07     1.52   1.77     6.55    6.81
SAST SA MFS Total Return
  Portfolio Class 2                    1,037,331 35.78      37.86       38,998,840      1.89     1.52   1.97     6.17    6.65
SAST SA MFS Total Return
  Portfolio Class 3                    7,127,285 13.61      14.82      190,416,716      1.83     1.15   2.30     5.72    6.94
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                              2,499,779 13.48      13.96       34,874,907      1.55     1.52   1.77   -10.06   -9.84
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 2                              1,041,448 12.96      13.70       14,184,843      1.37     1.52   1.97   -10.38   -9.97
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                             10,912,622  9.74      10.65      139,287,893      1.31     1.15   2.30   -10.76   -9.73
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1          1,016,868 28.74      29.77       30,227,192      0.39     1.52   1.77     8.50    8.78
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 2            178,293 27.55      29.19        5,167,986      0.28     1.52   1.97     8.13    8.61
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3          2,312,895 14.51      15.84       49,332,791      0.20     1.15   2.30     7.66    8.91
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3          17,179,189 10.18      11.20      194,628,123      0.00     1.15   2.15     1.78    3.97
SAST SA PineBridge High-Yield
  Bond Portfolio Class 1               1,797,984 26.81      27.73       49,826,489      4.68     1.52   1.77    -0.92   -0.67
SAST SA PineBridge High-Yield
  Bond Portfolio Class 2                 400,553 25.65      27.19       10,785,971      4.81     1.52   1.97    -1.27   -0.82
SAST SA PineBridge High-Yield
  Bond Portfolio Class 3               6,996,957 12.64      13.97      128,062,205      4.54     1.15   2.30    -1.69   -0.55
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                              2,380,357 14.82      15.35       36,281,962      1.78     1.52   1.77   -11.04  -10.82
SAST SA Putnam International
  Growth and Income Portfolio
  Class 2                                440,742 14.29      15.07        6,596,215      1.64     1.52   1.97   -11.35  -10.95
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                             10,895,587  8.35       9.13      147,419,969      1.48     1.15   2.30   -11.73  -10.71
SAST SA Templeton Foreign Value
  Portfolio Class 2                    1,008,127 18.04      19.32       19,417,993      1.01     1.52   1.97    -8.69   -8.28
SAST SA Templeton Foreign Value
  Portfolio Class 3                   33,869,805 10.25      11.14      473,506,742      0.98     1.15   2.30    -9.09   -8.03
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                  606,848,166 12.18      12.61    7,575,040,025      0.59     1.15   2.30     1.95    3.13
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                  353,964,056 10.15      12.20    4,390,062,545      0.46     1.15   2.30     1.46    2.09
SAST SA WellsCap Aggressive
  Growth Portfolio Class 1             1,273,089 19.78      20.48       26,056,715      0.00     1.52   1.77    -1.21   -0.97
SAST SA WellsCap Aggressive
  Growth Portfolio Class 2               162,108 18.94      20.05        3,224,586      0.00     1.52   1.97    -1.56   -1.12
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3             1,638,624 12.17      13.29       24,985,871      0.00     1.15   2.30    -1.98   -0.85
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1             1,622,691 26.61      27.56       44,639,162      0.00     1.52   1.77     5.70    5.97
SAST SA WellsCap Fundamental
  Growth Portfolio Class 2               102,334 25.49      27.00        2,735,332      0.00     1.52   1.97     5.33    5.81
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3             3,052,407 14.79      16.24       71,886,692      0.00     1.15   2.30     4.88    6.10

(a)Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b)These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c)These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.
(d)These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e)These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


7. Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 22, 2019, the date the financial statements were issued, and has determined that no additional items require disclosure.

    American General Life
    Insurance Company
    Audited Statutory Financial Statements
    At December 31, 2018 and 2017 and
    for each of the three years ended December 31, 2018

AMERICAN GENERAL LIFE INSURANCE COMPANY

TABLE OF CONTENTS TO AUDITED STATUTORY FINANCIAL STATEMENTS AND SUPPLEMENTAL INFORMATION

                                                                                                                           Page
                                                                                                                           ----
STATUTORY FINANCIAL STATEMENTS
Independent Auditor's Report..............................................................................................   2
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus at December 31, 2018 and 2017................   4
Statutory Statements of Operations for the Years Ended December 31, 2018, 2017 and 2016...................................   6
Statutory Statements of Changes in Capital and Surplus for the Years Ended December 31, 2018, 2017 and 2016...............   7
Statutory Statements of Cash Flows for the Years Ended December 31, 2018, 2017 and 2016...................................   8

NOTES TO STATUTORY FINANCIAL STATEMENTS
1.   Nature of Operations.................................................................................................   9
2.   Summary of Significant Accounting Policies...........................................................................  10
3.   Investments..........................................................................................................  21
4.   Securities Lending and Repurchase Agreements.........................................................................  29
5.   Restricted Assets....................................................................................................  32
6.   Subprime Mortgage Risk Exposure......................................................................................  32
7.   Derivatives..........................................................................................................  33
8.   Information about Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of   36
       Credit Risk........................................................................................................
9.   Fair Value Measurements..............................................................................................  36
10.  Aggregate Policy Reserves and Deposit Fund Liabilities...............................................................  42
11.  Separate Accounts....................................................................................................  43
12.  Reserves for Guaranteed Policy Benefits and Enhancements.............................................................  46
13.  Participating Policy Contracts.......................................................................................  46
14.  Premium and Annuity Considerations Deferred and Uncollected..........................................................  47
15.  Reinsurance..........................................................................................................  47
16.  Federal Income Taxes.................................................................................................  50
17.  Capital and Surplus..................................................................................................  56
18.  Retirement Plans and Share-Based and Deferred Compensation Plans.....................................................  57
19.  Debt.................................................................................................................  58
20.  Commitments and Contingencies........................................................................................  60
21.  Related Party Transactions...........................................................................................  62
22.  Subsequent Events....................................................................................................  67
23.  Loan-Backed and Structured Security Impairments and Structured Notes Holdings........................................  68

SUPPLEMENTAL INFORMATION
Supplemental Schedule of Assets and Liabilities...........................................................................  74
Supplemental Investment Risks Interrogatories.............................................................................  76
Supplemental Summary Investment Schedule..................................................................................  82

                        Report of Independent Auditors

To the Board of Directors and Shareholder of American General Life Insurance Company

We have audited the accompanying statutory financial statements of American General Life Insurance Company (the "Company"), an indirect, wholly-owned subsidiary of American International Group, Inc., which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2018.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The Supplemental Schedule of Assets and Liabilities, Supplemental Investment Risks Interrogatories and Supplemental Summary Investment Schedule (collectively, the "supplemental schedules") of the Company as of December 31, 2018 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 22, 2019

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

                                                                December 31,
                                                              -----------------
(in millions)                                                   2018     2017
-------------                                                 -------- --------
Admitted assets
   Cash and investments......................................
       Bonds................................................. $ 94,693 $ 94,338
       Preferred stock.......................................      303      211
       Common stock..........................................      312       93
       Cash, cash equivalents and short-term investments.....    1,547      119
       Mortgage loans........................................   18,928   15,845
       Real estate...........................................      197      223
       Contract loans........................................    1,307    1,340
       Derivatives...........................................    1,635      655
       Securities lending reinvested collateral assets.......      352    2,418
       Derivative cash collateral............................       20    1,027
       Other invested assets.................................    4,364    5,033
                                                              -------- --------
   Total cash and investments................................  123,658  121,302
   Amounts recoverable from reinsurers.......................      306      426
   Amounts receivable under reinsurance contracts............      372      352
   Current federal income tax recoverable....................      266      241
   Deferred tax asset........................................      517      689
   Due and accrued investment income.........................    1,379    1,096
   Premiums due, deferred and uncollected....................      142       48
   Receivables from affiliates...............................      363      316
   Other assets..............................................      164      131
   Separate account assets...................................   49,618   54,104
                                                              -------- --------
Total admitted assets........................................ $176,785 $178,705
                                                              ======== ========

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

                                                                                        December 31,
                                                                                     ------------------
(in millions, except per share data)                                                   2018      2017
------------------------------------                                                 --------  --------
Liabilities
   Policy reserves and contractual liabilities......................................
       Life and annuity reserves.................................................... $ 91,355  $ 87,540
       Liabilities for deposit-type contracts.......................................   12,012     9,663
       Accident and health reserves.................................................      788       812
       Premiums received in advance.................................................       11         1
       Policy and contract claims...................................................      573       576
       Policyholder dividends.......................................................       15        19
                                                                                     --------  --------
   Total policy reserves and contractual liabilities................................  104,754    98,611
   Payable to affiliates............................................................      372       425
   Interest maintenance reserve.....................................................    1,278     1,411
   Derivatives......................................................................      209       454
   Payable for securities lending...................................................      447     2,460
   Repurchase agreements............................................................      119     1,174
   Collateral for derivatives program...............................................      835        45
   Funds held under coinsurance.....................................................   10,863    10,435
   Accrued expenses and other liabilities...........................................    1,750     1,740
   Net transfers from separate accounts due or accrued..............................   (1,394)   (1,591)
   Asset valuation reserve..........................................................    1,583     1,536
   Separate account liabilities.....................................................   49,618    54,021
                                                                                     --------  --------
Total liabilities...................................................................  170,434   170,721
                                                                                     --------  --------
Commitments and contingencies (see Note 20)

Capital and surplus
   Common stock, $10 par value; 600,000 shares authorized, issued and outstanding...        6         6
   Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding.        1         1
   Gross paid-in and contributed surplus............................................    3,510     3,510
   Unassigned surplus...............................................................    2,834     4,467
                                                                                     --------  --------
Total capital and surplus...........................................................    6,351     7,984
                                                                                     --------  --------
Total liabilities and capital and surplus........................................... $176,785  $178,705
                                                                                     ========  ========

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS

                                                                                             Years Ended December 31,
                                                                                           ---------------------------
(in millions)                                                                                2018      2017     2016
-------------                                                                              --------  -------  --------
Revenues
   Premiums and annuity considerations.................................................... $(10,325) $11,031  $  7,561
   Net investment income..................................................................    6,243    5,881     6,090
   Amortization of interest maintenance reserve...........................................      141      128        99
   Reserve adjustments on reinsurance ceded...............................................   17,732   (1,160)  (10,314)
   Commissions and expense allowances.....................................................      814      798       768
   Separate account fees..................................................................    1,167    1,216     1,025
   Other income...........................................................................      437      472       429
                                                                                           --------  -------  --------
Total revenues............................................................................   16,209   18,366     5,658
                                                                                           --------  -------  --------
Benefits and expenses
   Death benefits.........................................................................      260      760     1,089
   Annuity benefits.......................................................................    1,537    3,374     3,276
   Surrender benefits.....................................................................    7,119    6,452     6,125
   Other benefits.........................................................................      271      565       591
   Change in reserves.....................................................................    3,792      742   (10,216)
   Commissions............................................................................    1,131    1,023     1,045
   General insurance expenses.............................................................      828      969     1,049
   Net transfers (from) to separate accounts..............................................     (774)   1,306       303
   Other expenses.........................................................................      638      592       238
                                                                                           --------  -------  --------
Total benefits and expenses...............................................................   14,802   15,783     3,500
                                                                                           --------  -------  --------
Net gain from operations before dividends to policyholders and federal income taxes.......    1,407    2,583     2,158
Dividends to policyholders................................................................      (13)      18        19
                                                                                           --------  -------  --------
Net gain from operations after dividends to policyholders and before federal income taxes.    1,420    2,565     2,139
Federal income tax expense................................................................      513    1,025     1,182
                                                                                           --------  -------  --------
Net gain from operations..................................................................      907    1,540       957
Net realized capital (losses) gains.......................................................     (342)    (928)      634
                                                                                           --------  -------  --------
Net income................................................................................ $    565  $   612  $  1,591
                                                                                           ========  =======  ========

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                               Gross Paid-
                                                                     Common &    In and
                                                                     Preferred Contributed Unassigned Total Capital
(in millions)                                                          Stock     Surplus    Surplus    and Surplus
-------------                                                        --------- ----------- ---------- -------------
Balance, January 1, 2016............................................    $ 7      $4,318     $ 4,569      $ 8,894
                                                                        ---      ------     -------      -------
   Net income.......................................................     --          --       1,591        1,591
   Change in net unrealized capital gains (losses)..................     --          --        (380)        (380)
   Change in net unrealized foreign exchange capital gains (losses).     --          --        (277)        (277)
   Change in deferred tax...........................................     --          --         290          290
   Change in non-admitted assets....................................     --          --        (243)        (243)
   Change in asset valuation reserve................................     --          --         310          310
   Change in surplus from separate accounts.........................     --          --          48           48
   Other changes in surplus in separate accounts....................     --          --          (6)          (6)
   Capital Changes:
       Return of capital............................................     --        (630)         --         (630)
   Dividends to parent recorded as return of capital................     --          --       2,185        2,185
   Dividends to stockholder.........................................     --          --      (2,740)      (2,740)
   Prior period corrections (see Note 2)............................     --          --         (41)         (41)
                                                                        ---      ------     -------      -------
Balance, December 31, 2016..........................................    $ 7      $3,688     $ 5,306      $ 9,001
                                                                        ===      ======     =======      =======
   Net income.......................................................     --          --         612          612
   Change in net unrealized capital gains (losses)..................     --          --          36           36
   Change in net unrealized foreign exchange capital gains (losses).     --          --         271          271
   Change in deferred tax...........................................     --          --      (1,286)      (1,286)
   Change in non-admitted assets....................................     --          --       1,001        1,001
   Change in asset valuation reserve................................     --          --          19           19
   Change in surplus from separate accounts.........................     --          --         178          178
   Other changes in surplus in separate accounts....................     --          --        (178)        (178)
   Cumulative effect of changes in accounting principles............     --          --         132          132
   Capital Changes:
       Return of capital............................................     --        (178)         --         (178)
   Dividends to parent recorded as return of capital................     --          --         107          107
   Dividends to stockholder.........................................     --          --      (1,722)      (1,722)
   Prior period corrections (see Note 2)............................     --          --          (9)          (9)
                                                                        ---      ------     -------      -------
Balance, December 31, 2017..........................................    $ 7      $3,510     $ 4,467      $ 7,984
                                                                        ===      ======     =======      =======
   Net income.......................................................     --          --         565          565
   Change in net unrealized capital gains (losses)..................     --          --          32           32
   Change in net unrealized foreign exchange capital gains (losses).     --          --        (256)        (256)
   Change in deferred tax...........................................     --          --          24           24
   Change in non-admitted assets....................................     --          --        (292)        (292)
   Change in asset valuation reserve................................     --          --         (47)         (47)
   Change in surplus from separate accounts.........................     --          --          74           74
   Other changes in surplus in separate accounts....................     --          --         (74)         (74)
   Dividends to stockholder.........................................     --          --      (1,697)      (1,697)
   Prior period corrections (see Note 2)............................     --          --          38           38
                                                                        ---      ------     -------      -------
Balance, December 31, 2018..........................................    $ 7      $3,510     $ 2,834      $ 6,351
                                                                        ===      ======     =======      =======

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOWS

                                                                         Years Ended December 31,
                                                                        -------------------------
(in millions)                                                             2018     2017     2016
-------------                                                           -------  -------  -------
Cash from operations
   Premium and annuity considerations, collected, net of reinsurance... $11,771  $10,601  $11,433
   Net investment income...............................................   5,468    5,143    5,156
   Other income                                                          (1,848)   1,148    1,056
                                                                        -------  -------  -------
   Total revenue received..............................................  15,391   16,892   17,645
                                                                        -------  -------  -------
   Benefits paid.......................................................   9,107   11,051   10,938
   Net transfers to (from) separate accounts...........................    (971)   1,450      838
   Commissions and expenses paid.......................................   2,907    2,959    2,631
   Dividends paid to policyholders.....................................     (10)      19       22
   Federal income taxes................................................     540      902    1,047
                                                                        -------  -------  -------
   Total benefits and expenses paid....................................  11,573   16,381   15,476
                                                                        -------  -------  -------
Net cash provided by operations........................................   3,818      511    2,169
                                                                        =======  =======  =======
Cash from investments
   Proceeds from investments sold, matured or repaid:
       Bonds...........................................................  18,960   23,013   20,993
       Stocks..........................................................      10       25      558
       Mortgage loans..................................................   1,594    1,727    1,079
       Real estate.....................................................      36       32      115
       Other invested assets...........................................     882    1,630    2,840
       Derivatives.....................................................      --       --    1,185
       Securities lending reinvested collateral assets.................   2,066       --       --
       Miscellaneous proceeds..........................................   1,235    1,281       --
                                                                        -------  -------  -------
   Total proceeds from investments sold, matured or repaid.............  24,783   27,708   26,770
                                                                        -------  -------  -------
   Cost of investments acquired:
       Bonds...........................................................  19,254   21,006   21,386
       Stocks..........................................................     325       64      102
       Mortgage loans..................................................   4,157    4,136    3,190
       Real estate.....................................................      36       92       18
       Other invested assets...........................................   1,343    1,714    1,147
       Securities lending reinvested collateral assets.................      --      279    1,178
       Miscellaneous purchases.........................................   1,309      341    1,937
                                                                        -------  -------  -------
   Total cost of investments acquired..................................  26,424   27,632   28,958
                                                                        -------  -------  -------
   Net adjustment in contract loans....................................     (33)     (29)     (69)
                                                                        -------  -------  -------
Net cash (used in) provided by investing activities....................  (1,608)     105   (2,119)
                                                                        =======  =======  =======
Cash from financing and miscellaneous sources
   Cash provided (applied):
       Return of capital...............................................      --     (178)    (551)
       Federal Home Loan Bank advance payments.........................      --       --     (100)
       Net deposits on deposit-type contracts..........................   1,983      173      359
       Dividends to Parent.............................................  (1,697)  (1,240)    (669)
       Change in securities lending....................................  (2,013)     314    1,183
       Other, net......................................................     945      245     (204)
                                                                        -------  -------  -------
Net cash (used) provided in financing and miscellaneous activities.....    (782)    (686)      18
                                                                        =======  =======  =======
Net increase (decrease) in cash, cash equivalents and short-term
  investments..........................................................   1,428      (70)      67
Cash, cash equivalents and short-term investments at beginning of year.     119      189      121
                                                                        -------  -------  -------
Cash, cash equivalents and short-term investments at end of year....... $ 1,547  $   119  $   189
                                                                        =======  =======  =======
Non-cash activities, excluded from above:
   Non-cash dividends and return of capital............................ $    --  $    --  $(2,156)
   Non-cash transfer from other invested assets to mortgage loans......     787    1,468       --
   Non-cash AIG Global Real Estate transactions........................     644       --       --
   Non-cash Fortitude Re settlement....................................     230       --       --
   Non-cash tax payment................................................      --      671       --
   Non-cash dividends reclass..........................................      --      482       --
   Non-cash Investment Real Estate sale................................     128       --       --

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company (AGL or the Company), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). AIG Parent is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. The term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (TDI). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 49 states and the District of Columbia.

The Company is a leading provider in the United States of individual term and universal life insurance solutions to middle-income and high-net-worth customers, as well as a leading provider in the United States of fixed and variable annuities. AGL's primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, private placement variable universal life, structured settlements, corporate- and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts, funding agreements, stable value wrap products and group benefits. The Company distributes its products through a broad multi-channel distribution network, which includes independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants and direct-to-consumer through AIG Direct Insurance Services, Inc. (AIG Direct).

SunAmerica Asset Management LLC (SAAMCo), together with its wholly owned distributor, AIG Capital Services, Inc., and its wholly owned servicing agent, SunAmerica Fund Services, Inc., represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, and variable subaccounts offered within the variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

In February 2018, the Company and its U.S. life insurance company affiliates, Variable Annuity Life Insurance Company (VALIC) and The United States Life Insurance Company in the City of New York (USL), each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Please refer to Note 15 - Reinsurance for further details relating to this agreement.

In May 2016, the Company sold AIG Advisor Group, its network of independent broker-dealers, to investment funds affiliated with Lightyear Capital LLC and PSP Investments.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of the Company's portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk.

The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company's exposure to risks related to guaranteed death benefits and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), as described herein.

The TDI recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Texas.

The state has adopted certain prescribed accounting practices that differ from those found in the NAIC SAP. In 1984, the Company increased the value of its home office real estate properties to reflect the then current market value in accordance with prescribed guidance.

Effective December 31, 2015 and subsequent reporting periods through September 30, 2019, AGL received approval from the TDI to apply a permitted practice in its financial statements allowing AGL to use the criteria established in Actuarial Guideline 43, instead of the criteria established in Statement of Statutory Accounting Principles (SSAP) No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions" to determine if a hedge is effective for certain interest rate swaps that are used to hedge guaranteed minimum withdrawal benefits. Thus, specific interest rate swaps that AGL has determined are effective hedges were reported at amortized cost, pursuant to the accounting guidance set forth in SSAP 86.

Effective December 31, 2017, AGL received approval from the TDI expanding the aforementioned permitted practice to also include swaptions in its 2017 Annual Statement and subsequent reporting periods through September 30, 2019 or any earlier date relative to changes in the SAP framework that addresses this issue. Upon adoption, the effect of this permitted practice was reported as a change in accounting principle, consistent with SSAP No. 3, "Accounting Changes and Corrections of Errors," as of January 1, 2015, while the effect of the expanded permitted practice to include swaptions was reported as a change in accounting principle as of January 1, 2017 and increased surplus by $132 million.

The Insurance Commissioner of the State of Texas has the right to permit other specific practices that deviate from prescribed practices.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a reconciliation of the Company's net income and capital and surplus between NAIC SAP basis and the basis including practices prescribed or permitted by the State of Texas:

                                                                          December 31,
                                                                     ----------------------
(in millions)                                                  SSAP#  2018    2017    2016
-------------                                                  ----- ------  ------  ------
NET INCOME
State basis...................................................       $  565  $  612  $1,591
State permitted practices that increase (decrease) NAIC SAP:
   Effective interest rate hedges - NII.......................   86      47       6     (12)
   Effective interest rate hedges - RG(L).....................           12      (6)    (12)
State prescribed practices that increase (decrease) NAIC SAP:
   Depreciation of home office property.......................  40R      --      --      --
                                                                     ------  ------  ------
Net income, NAIC SAP..........................................       $  624  $  612  $1,567
                                                                     ======  ======  ======
SURPLUS
State basis...................................................       $6,351  $7,984  $9,001
State permitted practices that increase (decrease) NAIC SAP:
   Effective interest rate hedges.............................   86    (403)   (430)   (645)
State prescribed practices that increase (decrease) NAIC SAP:
   Depreciation of home office property.......................  40R     (24)    (24)    (24)
                                                                     ------  ------  ------
Statutory capital and surplus, NAIC SAP.......................       $5,924  $7,530  $8,332
                                                                     ======  ======  ======

In the event AGL had not employed any or all of these permitted and prescribed practices, AGL's risk-based capital (RBC) would not have triggered a regulatory event.

Certain prior year amounts have been reclassified to conform to the current year presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

..   application of other-than-temporary impairments (OTTI);

..   estimates with respect to income taxes, including recoverability of deferred tax assets (DTA);

..   fair value measurements of certain financial assets; and

..   policy reserves for life, annuity and accident and health insurance contracts, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduces the statutory rate of U.S. federal corporate income tax to 21 percent and enacts numerous other changes generally impacting the Company in tax years beginning January 1, 2018. As of December 31, 2018, the Company has fully completed its accounting for the tax effects of the Tax Act. Although the prescribed measurement period has ended, there are aspects of the Tax Act that remain unclear and additional guidance from the U.S. tax authority is pending. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance. The Company does not believe such revisions would have a material impact on statutory capital and surplus.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of "6" or "6*". Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC's Investment Analysis Office (IAO) receive a "6*" designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a "6*" designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that
(1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

Loan-backed and structured securities (LBaSS) include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities
(CMBS), asset-backed securities (ABS), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (MBS) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

RBC charges for LBaSS are based on the final NAIC designations, which are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined in one of three ways. The final NAIC designation for most RMBS and CMBS is determined by financial modeling conducted by BlackRock. RMBS and CMBS that are not financially modeled, primarily due to a lack of publicly available information and most remaining LBaSS are subject to a modified designation based on an NAIC matrix and the Company's statement value for the security. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the NAIC's IAO, interest only securities, and those securities with an original NAIC designation of 5, 5*, 6 or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to a modified designation or financial modeling.

Short sale is the sale of a security which is not owned by the Company at the time of sale. Short sales are normally settled by the delivery of a security borrowed by or on behalf of seller. A short sale as defined in Statement of Statutory Accounting Principle (SSAP) No. 103 "Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" is reported as a contra-asset (negative asset) initially reported at fair value, with changes in fair value recognized as unrealized gains and losses.

Preferred stocks with NAIC designations of "1" through "3" are carried at amortized cost. All other preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (FHLB) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

The Company has no investments in insurance subsidiary, controlled, and affiliated (SCA) entities. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which either audited U.S. GAAP financial statements or audited foreign GAAP basis financial

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

statements that include a footnote reconciling net income and equity on a foreign GAAP basis to U.S. GAAP are not available, are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance is established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks and highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost. Short-term investments include interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (hedge accounting). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistent with the changes in the statement value or cash flow of the hedged asset or liability. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (ineffective hedges) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

Hedge accounting was not used for any derivative instruments in 2018, except as allowed under the permitted practice described above related to certain hedges beginning in 2015.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for joint ventures, partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Joint ventures, partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of
(a) the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements or (b) the International Financial Reporting Standards (IFRS) basis equity in audited IFRS financial statements as an

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

acceptable basis for the valuation of minor/non-controlled investments. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been non-admitted as assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors and lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions involving securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 90 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (OTTI) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write-down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a negative IMR, a certain portion of DTAs,

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

prepaid expenses, electronic data processing (EDP) equipment assets, agents' balances or other receivables over 90 days. Non-admitted assets were $2.9 billion and $2.6 billion at December 31, 2018 and 2017, respectively.

Interest maintenance reserve (IMR) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest-related OTTI (net of taxes). An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (AVR) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (MVA) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method (VACARVM) under Actuarial Guideline 43 (AG 43). Reserves for variable universal life accounts are provided in accordance with the Commissioners' Reserve Valuation Method (CRVM).

Policy reserves are established according to different methods.

Life, annuity, and health reserves are developed by actuarial methods and are determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.

The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and returns any premium beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $90 million at December 31, 2018.

A majority of the Company's variable annuity products are issued with a guaranteed minimum death benefit (GMDB) which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of
(1) the contractholder's account value, or (2) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the greatest contract value, adjusted for withdrawals, at the specified contract anniversaries; or the principal invested, adjusted for withdrawals, accumulated at the specified rate per annum. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Death benefits on GMDB policies generally reduce on a proportional basis or on a dollar-for-dollar basis when a partial withdrawal occurs.

Reserves for GMDB benefits are included in the VACARVM reserve. AG 43 requires the Company to perform a stochastic valuation analysis of the total reserves held for all variable annuity contracts with GMDB. These reserves are

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

derived by using the 70 percent Conditional Tail Expectation of the modeled reserves and are based on prudent estimate assumptions. In addition, a deterministic valuation is also performed using assumptions prescribed in AG
43. The greater of these two reserve balances is the AG 43 reserve. However, the Company is currently holding reserves at the C3 Phase II Total Asset Requirement level, which is higher than the AG 43 amount.

Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company's underwriters at issue.

The Company had $66.3 billion of insurance in-force and $1.5 billion of reserves as of December 31, 2018, and $56.8 billion of insurance in-force and $1.3 billion of reserves as of December 31, 2017, for which the gross premiums are less than the net premiums according to the standard of valuation set by the TDI.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company's business.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to a cost allocation agreement. The Company purchases administrative, accounting, marketing and data processing services from AIG Parent or its subsidiaries and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from AIG Parent or its subsidiaries is based on the level of assets under management.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to a tax sharing agreement with AIG Parent, because the Company is included in the consolidated federal income tax return of its ultimate parent, AIG Parent. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (DTA) or deferred tax liability (DTL) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTA are limited in their admissibility.

Accounting Changes

There were no new accounting standards that were effective during the periods covered by this statement that had a material impact on the operations of the Company.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2018, six out-of-period errors were identified and corrected, which increased unassigned surplus by $38 million. The most significant of these were in universal life business reflecting a reduction in reserves and adjustments to reinsurance premiums, partially offset by an increase in annuity reserves.

In 2017, certain prior year errors were identified and corrected, which increased reserves and decreased unassigned surplus by $9 million. The most significant of these was an increase in universal life reserves and a decrease in deferred annuity reserves from the correction of the cash values in the policy administration system.

In 2016, certain prior year errors were identified and corrected, which decreased unassigned surplus by $41 million.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Investments. Under SAP, investments in bonds and preferred stocks are generally reported at amortized cost. However, if bonds are designated category "6" and preferred stocks are designated categories "4 - 6" by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (CMO) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS subsequent to July 1, 2009, if it is determined that a decline in fair value is other than temporary the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, valuation allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, valuation allowances would be established when the insurer determines it is probable that it will be unable to collect principal and interest due according to the contractual terms of the loan agreement. Such U.S. GAAP allowances would be based on the difference between the unpaid loan balance and the present value of expected future cash flows discounted at the loan's original effective interest rate or, if foreclosure is probable, on the estimated fair value of the underlying real estate.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method, where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings in 2018 for equity securities previously designated as available-for-sale and through net income for equity securities measured at fair value at the Company's election. Prior to 2018, equity securities designated as available-for-sale were carried at fair value with changes in fair value recorded through other comprehensive income.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer's occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty's credit risk for derivative assets or the insurer's credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in certain variable universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

separately as embedded policy derivatives. Under SAP, embedded derivatives are not bifurcated or accounted for separately from the host contract.

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as non-admitted asset. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries' financial statements are combined with the parent company's financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company's investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance and investment-type contracts, are deferred and amortized, generally in proportion to the present value of expected future gross profit margins. For all other insurance contracts, to the extent recoverable from future policy revenues, deferred policy acquisition costs
(DAC) are amortized, with interest, over the premium-paying period of the related contracts, using assumptions that are consistent with those used in computing policy benefit reserves. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as "non-admitted," principally any negative IMR, agents' balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management's estimates and judgment.

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer's best estimates of interest rates are used.

Under SAP, the Commissioners' Reserve Valuation Method is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net level premium method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates as of the date the policy was issued, with provisions for the risk of adverse deviation.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable.

Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non-admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include
1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. Under U.S. GAAP, these amounts under master netting arrangements may be offset and presented on a net basis.

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

                                                                              Gross      Gross
                                                                  Statement Unrealized Unrealized
(in millions)                                                       Value     Gains      Losses   Fair Value
-------------                                                     --------- ---------- ---------- ----------
December 31, 2018
Bonds:
   U.S. government obligations...................................  $ 1,754    $   45    $   (42)   $  1,757
   All other governments.........................................    3,046        77       (144)      2,979
   States, territories and possessions...........................      309        22         (1)        330
   Political subdivisions of states, territories and possessions.      376        36         (4)        408
   Special revenue...............................................    8,642       357       (135)      8,864
   Industrial and miscellaneous..................................   79,780     3,574     (1,954)     81,400
   Hybrid securities.............................................      785       132        (19)        898
   Parent, subsidiaries and affiliates...........................       --        --         --          --
                                                                   -------    ------    -------    --------
Total bonds......................................................   94,692     4,243     (2,299)     96,636
                                                                   -------    ------    -------    --------
   Preferred stock...............................................      303        12         (1)        314
   Common stock*.................................................      312        --         --         312
                                                                   -------    ------    -------    --------
Total equity securities..........................................      615        12         (1)        626
                                                                   -------    ------    -------    --------
Total............................................................  $95,307    $4,255    $(2,300)   $ 97,262
                                                                   =======    ======    =======    ========
December 31, 2017................................................
Bonds:
   U.S. government obligations...................................  $ 1,215    $   59    $    (9)   $  1,265
   All other government..........................................    2,878       210        (31)      3,057
   States, territories and possessions...........................      396        46         --         442
   Political subdivisions of states, territories and possessions.      398        63         (1)        460
   Special revenue...............................................    8,360       567        (56)      8,871
   Industrial and miscellaneous..................................   76,098     6,461       (418)     82,141
   Hybrid securities.............................................      578       207         (3)        782
   Parent, subsidiaries and affiliates...........................    4,415       437         --       4,852
                                                                   -------    ------    -------    --------
Total bonds......................................................   94,338     8,050       (518)    101,870
                                                                   -------    ------    -------    --------
   Preferred stock...............................................      211        18         --         229
   Common stock*.................................................       93        --         --          93
                                                                   -------    ------    -------    --------
Total equity securities..........................................      304        18         --         322
                                                                   -------    ------    -------    --------
Total............................................................  $94,642    $8,068    $  (518)   $102,192
                                                                   =======    ======    =======    ========

* Common stock includes $109 million and $6 million of investments in affiliates at December 31, 2018 and 2017, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                       Less than 12 Months 12 Months or More        Total
                                                       -----------------   -----------------  -----------------
                                                                  Gross              Gross              Gross
                                                        Fair    Unrealized  Fair   Unrealized  Fair   Unrealized
(in millions)                                           Value     Losses    Value    Losses    Value    Losses
-------------                                          -------  ---------- ------- ---------- ------- ----------
December 31, 2018
Bonds:
   U.S. government obligations........................ $   317   $   (11)  $   751   $ (31)   $ 1,068  $   (42)
   All other government...............................   1,295       (85)      610     (58)     1,905     (143)
   U.S. States, territories and possessions...........      67        (1)       --      --         67       (1)
   Political subdivisions of states, territories and
     possessions......................................      85        (1)       34      (3)       119       (4)
   Special revenue....................................   1,698       (46)    2,313     (89)     4,011     (135)
   Industrial and miscellaneous.......................  26,952    (1,193)    9,726    (778)    36,678   (1,971)
   Hybrid securities..................................     174       (11)       58      (8)       232      (19)
   Parent, subsidiaries and affiliates................      --        --        --      --         --       --
                                                       -------   -------   -------   -----    -------  -------
Total bonds...........................................  30,588    (1,348)   13,492    (967)    44,080   (2,315)
                                                       =======   =======   =======   =====    =======  =======
   Preferred stock....................................      95        (1)        5      --        100       (1)
   Common stock.......................................      61       (14)       --      --         61      (14)
                                                       -------   -------   -------   -----    -------  -------
Total equity securities...............................     156       (15)        5      --        161      (15)
                                                       -------   -------   -------   -----    -------  -------
Total................................................. $30,744   $(1,363)  $13,497   $(967)   $44,241  $(2,330)
                                                       =======   =======   =======   =====    =======  =======
December 31, 2017
Bonds:
   U.S. government obligations........................ $   336   $    (4)  $    76   $  (5)   $   412  $    (9)
   All other government...............................     473       (25)      145      (6)       618      (31)
   U.S States, territories and possessions............      25        --         5      --         30       --
   Political subdivisions of states, territories and
     possessions......................................      --        --        --      --         --       --
   Special revenue....................................   1,609       (23)      758     (33)     2,367      (56)
   Industrial and miscellaneous.......................   7,272      (235)    3,713    (191)    10,985     (426)
   Hybrid securities..................................      54        (3)        8      --         62       (3)
   Parent, subsidiaries and affiliates................     136        --        --      --        136       --
                                                       -------   -------   -------   -----    -------  -------
Total bonds...........................................   9,905      (290)    4,705    (235)    14,610     (525)
                                                       =======   =======   =======   =====    =======  =======
   Preferred stock....................................       5        --         5      --         10       --
   Common stock.......................................       1        --        --      --          1       --
                                                       -------   -------   -------   -----    -------  -------
Total equity securities...............................       6        --         5      --         11       --
                                                       -------   -------   -------   -----    -------  -------
Total................................................. $ 9,911   $  (290)  $ 4,710   $(235)   $14,621  $  (525)
                                                       =======   =======   =======   =====    =======  =======

As of December 31, 2018 and 2017, the number of bonds and equity securities in an unrealized loss position was 3,983 and 1,814, respectively. Bonds comprised 3,916 of the total, of which 1,397 were in a continuous loss position greater than 12 months at December 31, 2018. Bonds comprised 1,778 of the total, of which 526 were in a continuous loss position greater than 12 months at December 31, 2017.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2018 and 2017, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

                                                   Statement  Fair
           (in millions)                             Value    Value
           -------------                           --------- -------
           December 31, 2018
           Due in one year or less................  $ 1,217  $ 1,226
           Due after one year through five years..   10,609   10,687
           Due after five years through ten years.   15,586   15,475
           Due after ten years....................   37,210   37,552
           LBaSS..................................   30,129   31,757
                                                    -------  -------
           Total..................................  $94,751  $96,697
                                                    =======  =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $154 million and $175 million at December 31, 2018 and 2017, respectively, which is the fair value. At December 31, 2018 and 2017, the Company had no income excluded from due and accrued for bonds.

At December 31, 2018, the Company's bond portfolio included bonds totaling
$6.0 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company's total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 16 industries. At December 31, 2017, the Company's bond portfolio included bonds totaling $5.5 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company's total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 15 industries.

The following table presents the industries that constitute more than 10% of the below investment grade securities:

                                             December 31,
                                             ----------
                                             2018   2017
                                             ----   ----
                       Consumer cyclical.... 17.2%  14.9%
                       Consumer Noncyclical. 16.9   14.2
                       Energy............... 12.0   16.8

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company's ABS, RMBS, CMBS, and collateralized debt obligations (CDO) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management's judgments.

The following table presents the statement value and fair value of LBaSS:

                                          December 31, 2018 December 31, 2017
                                          ----------------- -----------------
                                          Statement  Fair   Statement  Fair
   (in millions)                            Value    Value    Value    Value
   -------------                          --------- ------- --------- -------
   Loan-backed and structured securities.  $30,129  $31,757  $31,991  $34,474
                                           =======  =======  =======  =======

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third-party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2018 and 2017, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2018 and 2017, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2018, 2017 and 2016, the Company recognized total OTTI of $47 million, $54 million and $118 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2018 and 2017, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

                      Less than 12 Months 12 Months or More       Total
                      ------------------  ----------------  -----------------
                                Gross              Gross              Gross
                      Fair    Unrealized  Fair   Unrealized  Fair   Unrealized
   (in millions)      Value     Losses    Value    Losses    Value    Losses
   -------------      ------  ----------  ------ ---------- ------- ----------
   December 31, 2018
      LBaSS.......... $6,672    $(143)    $3,696   $(137)   $10,368   $(280)
   December 31, 2017.
      LBaSS.......... $3,896    $ (59)    $1,667   $ (81)   $ 5,563   $(140)
                      ======    =====     ======   =====    =======   =====

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for
LBaSS:

                                                                                                         December 31,
                                                                                                         -------------
(in millions)                                                                                             2018   2017
-------------                                                                                            ------ ------
Balance, beginning of year.............................................................................. $1,535 $1,481
Increases due to:
   Credit impairment on new securities subject to impairment losses.....................................      9     31
   Additional credit impairment on previously impaired investments......................................     38     30
Reduction due to:
   Credit impaired securities fully disposed for which there was no prior intent or requirement to sell.    180      7
                                                                                                         ------ ------
Balance, end of year.................................................................................... $1,402 $1,535
                                                                                                         ====== ======

See Note 23 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company's structured notes holding at December 31, 2018.

Mortgage Loans

Mortgage loans had outstanding principal balances of $19.1 billion and $16.0 billion at December 31, 2018 and 2017, respectively. Contractual interest rates range from 1.90 percent to 10.10 percent. The mortgage loans at December 31, 2018 had maturity dates ranging from 2019 to 2055.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company's mortgage loan portfolio:

                                                December 31,
                                                ------------
                                                 2018   2017
                                                -----  -----
                   Geographic distribution:
                      Mid-Atlantic.............  26.3%  28.2%
                      Foreign..................  21.9   16.0
                      Pacific..................  15.6   17.3
                      South Atlantic...........  12.6   12.9
                      West South Central.......   7.4    6.8
                      New England..............   5.6    7.0
                      East North Central.......   5.1    5.1
                      Mountain.................   4.1    4.8
                      East South Central.......   0.8    0.8
                      West North Central.......   0.6    1.1
                                                -----  -----
                   Total....................... 100.0% 100.0%
                                                =====  =====
                   Property type distribution:
                      Multi-family.............  31.1%  24.0%
                      Office...................  28.6   28.7
                      Retail...................  13.9   15.2
                      Industrial...............   8.1    6.9
                      Hotel/Motel..............   7.6    9.1
                      Other....................  10.7   16.1
                                                -----  -----
                   Total....................... 100.0% 100.0%
                                                =====  =====

At December 31, 2018, there were 244 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately
82 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2018 and 2017:

                                   Years Ended December 31,
                                ------------------------------
                                     2018            2017
                                --------------  --------------
                 (in millions)  Maximum Minimum Maximum Minimum
                 -------------  ------- ------- ------- -------
                 Multi-family..  5.75%   2.05%   7.37%   2.10%
                 Retail........  5.48    3.82    5.06    2.53
                 Office........  5.10    3.02    9.17    1.90
                 Hotel.........  4.80    3.00    4.61    4.25
                 Industrial....  4.53    2.11    4.97    2.15
                 Other.........  5.39    3.16    5.00    3.00

The Company did not reduce any interest rates during 2018 and 2017.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was
95.0 percent for both 2018 and 2017.

At December 31, 2018, the Company held $181 million in impaired mortgages with $12 million of related allowances for credit losses and $169 million in impaired loans without a related allowance. At December 31, 2017, the Company held $217 million in impaired mortgages with $12 million of related allowances for credit losses and $205 million in impaired loans without a related allowance. The Company's average recorded investment in impaired loans was $201 million and $273 million, at December 31, 2018 and 2017, respectively. The Company recognized interest income of $5 million, $3 million and $12 million, in 2018, 2017 and 2016, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

                                                                        December 31,
                                                                       ---------------
(in millions)                                                          2018 2017  2016
-------------                                                          ---- ----  ----
Balance, beginning of year............................................ $129 $ 89  $72
   Additions (reductions) charged to unrealized capital loss..........   43   53   17
   Direct write-downs charged against allowance.......................   --  (13)  --
                                                                       ---- ----  ---
Balance, end of year.................................................. $172 $129  $89
                                                                       ==== ====  ===

During 2018, the Company did not derecognize any mortgage loans and did not recognize any real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company's strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

                                                      December 31,
                                                     ---------------
            (in millions)                             2018    2017
            -------------                            ------- -------
            Current................................. $18,922 $15,834
            30 - 59 days past due...................       4       8
            60 - 89 days past due...................       1       2
            90 - 179 days past due..................       1       1
                                                     ------- -------
            Total................................... $18,928 $15,845
                                                     ======= =======

At December 31, 2018 and 2017, the Company had mortgage loans outstanding under participant or co-lender agreements of $15.8 billion and $13.2 billion, respectively.

The Company had $169 million and $205 million in restructured loans at December 31, 2018 and 2017, respectively.

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2018 and 2017. At December 31, 2018, the Company had no outstanding commitments to debtors that hold loans with restructured terms. The Company has an outstanding commitment of $4 million to debtors that hold loans with restructured terms, at December 31, 2017.

Real Estate

The following table presents the components of the Company's investment in real estate:

                                                                  December 31,
                                                                  ------------
     (in millions)                                                2018   2017
     -------------                                                ----   ----
     Properties occupied by the Company.......................... $ 53   $ 42
     Properties held for production of income....................  110    181
     Properties held for sale....................................   34     --
                                                                   ----  ----
     Total....................................................... $197   $223
                                                                   ====  ====

The Company recognized gains of $1 million, $13 million and $16 million on the sale of real estate property in 2018, 2017 and 2016, respectively. The Company recognized $11 million of impairment write-downs for its investment in real estate during 2018. The Company did not recognize any impairment write-downs for its investment in real estate during 2017. The Company recognized
$2 million of impairment write-downs for its investment in real estate during 2016.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Other Invested Assets

The following table presents the components of the Company's other invested assets:

                                                           December 31,
                                                          --------------
       (in millions)                                       2018    2017
       -------------                                      ------  ------
       Investments in limited liability companies........ $1,474  $2,201
       Investments in limited partnerships...............  1,877   1,759
       Other unaffiliated investments....................  1,026     693
       Receivable for securities.........................    138     541
       Initial margin for futures........................      2      20
       Non-admitted assets...............................   (153)   (181)
                                                          ------  ------
       Total............................................. $4,364  $5,033
                                                          ======  ======

The Company utilizes the look-through approach in valuing its investments in affiliated joint ventures or partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $912 million at December 31, 2018. The financial statements for the related holding companies are not audited and the Company has limited the value of its investment in these holding companies to the value contained in the audited financial statements of the lower tier entities owned by each of the respective intermediate holding company entities as adjusted by SAP, if applicable. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company's determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures was $44 million, $89 million and $148 million during 2018, 2017 and 2016, respectively.

Net Investment Income

The following table presents the components of net investment income:

                                                      Years ended December 31,
                                                      ----------------------
   (in millions)                                       2018     2017    2016
   -------------                                      ------   ------  ------
   Bonds............................................. $4,897   $4,788  $5,026
   Preferred stocks..................................     13       11      15
   Common stocks.....................................      5        3       2
   Cash and short-term investments...................     29       22       4
   Mortgage loans....................................    798      675     508
   Real estate*......................................     50       53      60
   Contract loans....................................     82       87      90
   Derivatives.......................................    210     (121)   (106)
   Investment income from affiliates.................    165      372     426
   Other invested assets.............................    239      250     325
                                                      ------   ------  ------
   Gross investment income...........................  6,488    6,140   6,350
   Investment expenses...............................   (245)    (259)   (260)
                                                      ------   ------  ------
   Net investment income............................. $6,243   $5,881  $6,090
                                                      ======   ======  ======

* Includes amounts for the occupancy of Company-owned property of $11 million in both 2018 and 2017, and $16 million in 2016.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

                                                      Years Ended December 31,
                                                      ---------------------
   (in millions)                                       2018      2017    2016
   -------------                                      -----    -------  -----
   Bonds............................................. $ (81)   $   109  $(406)
   Preferred stocks..................................    --          1     --
   Common stocks.....................................    --         --    303
   Cash and short-term investments...................    (2)       (13)    (8)
   Mortgage loans....................................   (26)         6    (13)
   Real estate.......................................   (10)         7     41
   Derivatives.......................................  (330)    (1,412)   377
   Other invested assets.............................    28         65    504
                                                      -----    -------  -----
   Realized capital (losses) gains...................  (421)    (1,237)   798
   Federal income tax benefit (expense)..............    88        433   (279)
   Net (gains) losses transferred to IMR.............    (9)      (124)   115
                                                      -----    -------  -----
   Net realized capital (losses) gains............... $(342)   $  (928) $ 634
                                                      =====    =======  =====

During 2018, 2017 and 2016, the Company recognized $192 million, $98 million and $237 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

                                                     Years Ended December 31,
                                                     -----------------------
  (in millions)                                       2018    2017     2016
  -------------                                      ------  ------  -------
  Proceeds.......................................... $8,165  $7,403  $11,470
                                                     ------  ------  -------
  Gross realized capital gains...................... $  191  $  330  $   337
  Gross realized capital losses.....................   (176)    (87)    (446)
                                                     ------  ------  -------
  Net realized capital gains (losses)............... $   15  $  243  $  (109)
                                                     ======  ======  =======

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

                                                                       Years Ended December 31,
                                                                       -----------------------
(in millions)                                                           2018     2017    2016
-------------                                                           -----   -----   -----
Bonds................................................................. $(171)   $ 253   $(107)
Preferred and common stocks...........................................   (12)      (3)    (53)
Mortgage loans........................................................  (248)     179    (203)
Derivatives...........................................................    88     (107)    207
Other invested assets.................................................    (6)      32    (865)
Other.................................................................    32      (71)     --
Federal income tax benefit............................................    93       24     364
                                                                        -----   -----   -----
Net change in unrealized (losses) gains of investments................ $(224)   $ 307   $(657)
                                                                        =====   =====   =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


5* Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5* Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

                                                     Number             Aggregate
                                                     of 5*    Aggregate   Fair
Investment                                         Securities   BACV      Value
----------                                         ---------- --------- ---------
(in millions)
-------------
2018
Bonds - AC........................................     23       $296      $294
LBass - AC........................................      2         34        34
Preferred Stock - AC..............................      4          5         8
Preferred Stock - FV..............................     --         --        --
                                                       --       ----      ----
Total.............................................     29       $336      $336
                                                       ==       ====      ====
2017
Bonds - AC........................................     16       $135      $135
LBass - AC........................................     --         --        --
Preferred Stock - AC..............................     --         --        --
Preferred Stock - FV..............................     --         --        --
                                                       --       ----      ----
Total.............................................     16       $135      $135
                                                       ==       ====      ====
AC - Amortized Cost
FV - Fair Value

4. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

As of December 31, 2018 and 2017, the Company had bonds loaned with a fair value of approximately $438 million and $2.4 billion, respectively, pursuant to the securities lending program.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

                                                            December 31,
                                                            -----------
         (in millions)                                      2018   2017
         -------------                                      ----  ------
         30 days or less................................... $148  $  514
         31 to 60 days.....................................   68     899
         61 to 90 days.....................................  231   1,047
                                                            ----  ------
         Subtotal..........................................  447   2,460
         Securities collateral received....................   --      --
                                                            ----  ------
         Total collateral received......................... $447  $2,460
                                                            ====  ======

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

                                   December 31, 2018    December 31, 2017
                                  -------------------- --------------------
                                  Amortized            Amortized
     (in millions)                  Cost    Fair Value   Cost    Fair Value
     -------------                --------- ---------- --------- ----------
     Open positions..............   $352       $352     $2,418     $2,418
                                    ----       ----     ------     ------
     Subtotal....................    352        352      2,418      2,418
     Securities collateral
       received..................     --         --         --         --
                                    ----       ----     ------     ------
     Total collateral reinvested.   $352       $352     $2,418     $2,418
                                    ====       ====     ======     ======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Repurchase Agreements

At December 31, 2018 and 2017, bonds with a fair value of approximately $124 million and $1.2 billion, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

                                                            December 31,
                                                            -----------
         (in millions)                                      2018   2017
         -------------                                      ----  ------
         Open positions.................................... $119  $   --
         30 days or less...................................   --     354
         31 to 60 days.....................................   --     439
         61 to 90 days.....................................   --     381
         Greater than 90 days..............................   --      --
                                                            ----  ------
         Subtotal..........................................  119   1,174
         Securities collateral received....................   --      --
                                                            ----  ------
         Total collateral received......................... $119  $1,174
                                                            ====  ======

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2018:

                                                  FIRST QUARTER                  SECOND QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
Open - No Maturity......................  $ 47    $262    $110    $148    $ 98   $  225   $119    $ 24
Overnight...............................    --     366      32      --      --      318     61      --
2 Days to 1 Week........................    --     357     107      --      --      732    172       5
> 1 Week to 1 Month.....................    --     512     199      --     176    1,044    624      65
> 1 Month to 3 Months...................    --     861     290      --      34    1,615    636      31
> 3 Months to 1 Year....................    --     128      13      --      --       --     --      --
> 1 Year................................    --      --      --      --      --       --     --      --

                                                  THIRD QUARTER                  FOURTH QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
Open - No Maturity......................  $107    $158    $125    $137    $111   $  140   $128    $119
Overnight...............................    --      93      16      93       1      121     11      --
2 Days to 1 Week........................    --      --      --      --      13       13     13      --
> 1 Week to 1 Month.....................    --      --      --      --      --       --     --      --
> 1 Month to 3 Months...................    --      --      --      --      --       --     --      --
> 3 Months to 1 Year....................    --      --      --      --      --       --     --      --
> 1 Year................................    --      --      --      --      --       --     --      --

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents the Company's liability to return collateral for the year ended December 31, 2018:

                                                  FIRST QUARTER                  SECOND QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
   Cash (Collateral - All)..............  $ 47   $2,485   $751    $148    $308   $3,933  $1,612   $124

                                                  THIRD QUARTER                  FOURTH QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
                                         Minimum Maximum Balance Balance Minimum Maximum Balance Balance
                                         ------- ------- ------- ------- ------- ------- ------- -------
   Cash (Collateral - All)..............  $107   $  251   $140    $230    $124   $  273  $  151   $119

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

                                            December 31, 2018 December 31, 2017
                                            ----------------- ----------------
                                            Amortized  Fair   Amortized  Fair
   (in millions)                              Cost     Value    Cost     Value
   -------------                            ---------  -----  ---------  ------
   Open positions..........................   $129     $124    $   --    $   --
   Greater than three years................     --       --     1,095     1,196
                                              ----     ----    ------    ------
   Subtotal................................    129      124     1,095     1,196
   Securities collateral received..........     --       --        --        --
                                              ----     ----    ------    ------
   Total collateral reinvested.............   $129     $124    $1,095    $1,196
                                              ====     ====    ======    ======

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2018:

                                                  FIRST QUARTER                  SECOND QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
BACV....................................   $--     $--     $--    $128     $--     $--     $--    $109
Non-admitted - Subset of BACV...........    --      --      --      --      --      --      --      --
Fair Value..............................    --      --      --     134      --      --      --     108

                                                  THIRD QUARTER                  FOURTH QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
BACV....................................   $--     $--     $--    $242     $--     $--     $--    $129
Non-admitted - Subset of BACV...........    --      --      --      --      --      --      --      --
Fair Value..............................    --      --      --     233      --      --      --     124

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2018:

                     1     2      3      4      5      6      7       8
                                                                     Non-
     (in millions)  None NAIC 1 NAIC 2 NAIC 3 NAIC 4 NAIC 5 NAIC 6 Admitted
     -------------  ---- ------ ------ ------ ------ ------ ------ --------
      Bonds - FV... $--   $27    $66    $16    $16    $--    $--     $--
                    ===   ===    ===    ===    ===    ===    ===     ===

5. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

The following table presents the carrying value of the Company's restricted assets:

                                                   December 31,
                                                   -------------
                (in millions)                       2018   2017
                -------------                      ------ ------
                On deposit with states............ $   48 $   48
                Securities lending................    425  2,112
                Collateral held on securities
                  lending.........................    447  2,460
                FHLB stock and collateral pledged.  3,851  1,042
                Subject to repurchase agreements..    129  1,095
                Collateral for derivatives........    580  1,559
                Guaranteed interest contracts.....     44    117
                Other restricted assets...........     78     --
                                                   ------ ------
                Total............................. $5,602 $8,433
                                                   ====== ======

6. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

..   An interest rate above prime to borrowers who do not qualify for prime rate loans;

..   Borrowers with low credit ratings (FICO scores);

..   Interest-only or negative amortizing loans;

..   Unconventionally high initial loan-to-value ratios;

..   Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

..   Borrowers with less than conventional documentation of their income and/or net assets;

..   Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or,

..   Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant "payment shock" when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

The Company has no direct exposure through investments in subprime mortgage loans. The Company's exposure is through other investments, primarily in RMBS, as described above.

The following table presents information regarding the Company's investments with subprime exposures:

                                                       Book
                                                     Adjusted                OTTI
                                                     Statement            Recognized
(in millions)                            Actual Cost   Value   Fair Value  to Date
-------------                            ----------- --------- ---------- ----------
December 31, 2018
In general account:
   RMBS.................................   $1,210     $1,167     $1,390      $(15)
   CDOs.................................      911        923        957        (8)
   CMBS.................................       11         11         10        --
                                           ------     ------     ------      ----
Total subprime exposure.................   $2,132     $2,101     $2,357      $(23)
                                           ======     ======     ======      ====
December 31, 2017
In general account:
   RMBS.................................   $1,152     $1,174     $1,419      $(22)
   CDOs.................................    1,013      1,017      1,055       (22)
                                           ------     ------     ------      ----
Total subprime exposure.................   $2,165     $2,191     $2,474      $(44)
                                           ======     ======     ======      ====

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

7. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. As discussed in Note 2, the Company received approval from the TDI to apply a permitted practice, whereby certain interest rate swaps and swaptions that are used to hedge guaranteed minimum withdrawal benefits are reported at amortized cost. The cost basis of these swaps is carried on the balance sheet and amortized into net investment income over the life of the swap. Periodic cash settlements are also recognized in net investment income. All other derivative financial instruments that do not qualify for hedge accounting are carried at fair value and the changes in fair value are recorded in surplus as unrealized gains or losses, net of deferred taxes. The statement value of the Company's exchange traded futures contracts reflects the one-day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital gain of $88 million in 2018, an unrealized capital loss of $107 million in 2017 and an unrealized gain of $207 million in 2016, related to derivatives that did not qualify for hedge accounting.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company's interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (OTC) derivatives, the Company's net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an International Swaps and Derivative Association Master Agreement (ISDA Master Agreement) and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

counterparties to these derivative transactions, there would not be a material effect on the Company's admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

The following table presents the notional amounts, statement values and fair values of the Company's derivative instruments:

                                               December 31, 2018              December 31, 2017
                                         -----------------------------  -----------------------------
                                         Contract or                    Contract or
                                          Notional   Statement  Fair     Notional   Statement  Fair
(in millions)                              Amount      Value    Value     Amount      Value    Value
-------------                            ----------- --------- -------  ----------- --------- -------
Assets:
   Interest rate contracts..............   $26,901    $ 1,360  $ 1,080    $24,647    $   669  $   349
   Foreign exchange contracts...........     6,331        511      511      2,302        398      398
   Equity contracts.....................    45,769        902      902     25,379      1,137    1,137
                                           -------    -------  -------    -------    -------  -------
Derivative assets, gross................    79,001      2,773    2,493     52,328      2,204    1,884
   Counter party netting*...............        --     (1,138)  (1,399)        --     (1,549)  (1,549)
                                           -------    -------  -------    -------    -------  -------
Derivative assets, net..................   $79,001    $ 1,635  $ 1,094    $52,328    $   655  $   335
                                           =======    =======  =======    =======    =======  =======
Liabilities:
   Interest rate contracts..............   $16,121    $   426  $   549    $20,310    $   661  $   771
   Foreign exchange contracts...........     2,328        266      266      4,796        448      448
   Equity contracts.....................    33,886        649      649     11,318        889      889
   Other contracts......................        58          6        6         59          5        5
                                           -------    -------  -------    -------    -------  -------
Derivative liabilities, gross...........    52,393      1,347    1,470     36,483      2,003    2,113
   Counter party netting*...............        --     (1,138)  (1,399)        --     (1,549)  (1,549)
                                           -------    -------  -------    -------    -------  -------
Derivative liabilities, net.............   $52,393    $   209  $    71    $36,483    $   454  $   564
                                           =======    =======  =======    =======    =======  =======

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

                                                                             December 31, 2018    December 31, 2017
                                                                            -------------------  -------------------
(in millions)                                                                Assets  Liabilities  Assets  Liabilities
-------------                                                               -------  ----------- -------  -----------
Gross amount recognized.................................................... $ 2,773    $(1,347)  $ 2,204    $(2,003)
Amount offset..............................................................  (1,138)     1,138    (1,549)     1,549
                                                                            -------    -------   -------    -------
Net amount presented in the Statement of Admitted Assets, Liabilities, and
  Capital and Surplus...................................................... $ 1,635    $  (209)  $   655    $  (454)
                                                                            =======    =======   =======    =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

8. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company's derivative financial instruments with concentrations of credit risk:

                                      December 31, 2018 December 31, 2017
                                      ----------------- -----------------
                                      Contract          Contract
                                         or     Final      or     Final
                                      Notional Maturity Notional Maturity
       (in millions)                   Amount    Date    Amount    Date
       -------------                  -------- -------- -------- --------
       Derivative assets:
          Interest rate contracts.... $26,901    2055   $24,646    2049
          Foreign exchange contracts.   6,331    2056     2,302    2035
          Equity contracts...........  45,769    2028    25,379    2028
       Derivative liabilities:
          Interest rate contracts....  16,121    2056    20,310    2056
          Foreign exchange contracts.   2,328    2051     4,796    2056
          Equity contracts...........  33,886    2022    11,318    2022
          Other contracts............      58    2042        59    2042

The credit exposure to the Company's derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company's derivative contracts aggregated
$466 million and $710 million at December 31, 2018 and 2017, respectively.

9. FAIR VALUE MEASUREMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

..   Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company's financial instruments not measured at fair value compared to their statement values:

                                                                  Admitted
                                                      Aggregate   Assets or
(in millions)                                         Fair Value Liabilities Level 1 Level 2 Level 3
-------------                                         ---------- ----------- ------- ------- -------
December 31, 2018
Assets:
   Bonds.............................................  $ 96,620    $94,675   $   35  $79,744 $16,841
   Preferred stocks..................................       240        228        6      220      14
   Common stocks.....................................       138        138       --      138      --
   Cash, cash equivalents and short-term investments.     1,547      1,547    1,228      319      --
   Mortgage loans....................................    19,182     18,928       --       --  19,182
   Contract loans....................................     1,307      1,307       --       --   1,307
   Derivatives.......................................       404        807       --      404      --
   Receivables for securities........................       138        138       --      138      --
   Securities lending reinvested collateral assets...       352        352       --      352      --
   Separate account assets...........................     5,484      5,618       --    5,484      --
Liabilities:
   Policy reserves and contractual liabilities.......    11,843     11,191       --      339  11,504
   Payable for securities............................       362        362       --      362      --
   Payable for securities lending....................       447        447       --      447      --
                                                       ========    =======   ======  ======= =======
December 31, 2017....................................
Assets:
   Bonds.............................................  $101,792    $94,260   $  200  $82,367 $19,225
   Preferred stocks..................................       229        211       11      205      13
   Common stocks.....................................        38         38       --       38      --
   Cash, cash equivalents and short-term investments.       119        119      (96)     215      --
   Mortgage loans....................................    16,156     15,845       --       --  16,156
   Contract loans....................................     1,340      1,340       --       --   1,340
   Receivables for securities........................       541        541       --      541      --
   Securities lending reinvested collateral assets...     2,418      2,418       --    2,418      --
   Separate account assets...........................     4,470      4,553       --    4,092     378
Liabilities:
   Policy reserves and contractual liabilities.......     7,673      6,507       --      386   7,287
   Derivatives.......................................       548        118       --      548      --
   Payable for securities............................       554        554       --      554      --
   Payable for securities lending....................     2,460      2,460       --    2,460      --
                                                       ========    =======   ======  ======= =======

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

                                                                Counterparty
(in millions)                           Level 1 Level 2 Level 3   Netting*    Total
-------------                           ------- ------- ------- ------------ -------
December 31, 2018
Assets at fair value:
Bonds..................................
   U.S. special revenue................ $    -- $   --   $  1     $    --    $     1
   Industrial and miscellaneous........      --      4     13          --         17
                                        ------- ------   ----     -------    -------
   Total bonds.........................      --      4     14          --         18
                                        ------- ------   ----     -------    -------
Preferred stock........................
   Industrial and miscellaneous........      --     --     75          --         75
                                        ------- ------   ----     -------    -------
   Total preferred stock...............      --     --     75          --         75
                                        ------- ------   ----     -------    -------
Common stock...........................
   Industrial and miscellaneous........      21     --      3          --         24
   Mutual funds........................      41     --     --          --         41
                                        ------- ------   ----     -------    -------
   Total common stock..................      62     --      3          --         65
                                        ------- ------   ----     -------    -------
Derivative assets:
   Interest rate contracts.............      --    212     --          --        212
   Foreign exchange contracts..........      --    511     --          --        511
   Equity contracts....................     129    704     69          --        902
   Counterparty netting................      --     --     --      (1,138)    (1,138)
                                        ------- ------   ----     -------    -------
Total derivative assets................     129  1,427     69      (1,138)       487
                                        ------- ------   ----     -------    -------
Separate account assets................  42,094  1,905     --          --     43,999
                                        ------- ------   ----     -------    -------
Total assets at fair value............. $42,285 $3,336   $161     $(1,138)   $44,644
                                        ======= ======   ====     =======    =======
Liabilities at fair value:
Derivative liabilities:
   Interest rate contracts............. $     3 $   82   $ --     $    --    $    85
   Foreign exchange contracts..........      --    266     --          --        266
   Equity contracts....................       9    640     --          --        649
   Other contracts.....................      --     --      6          --          6
   Counterparty netting................      --     --     --      (1,138)    (1,138)
                                        ------- ------   ----     -------    -------
Total derivative liabilities...........      12    988      6      (1,138)      (132)
                                        ------- ------   ----     -------    -------
Total liabilities at fair value........ $    12 $  988   $  6     $(1,138)   $  (132)
                                        ======= ======   ====     =======    =======
December 31, 2017......................
Assets at fair value:
Bonds..................................
   Industrial and miscellaneous........ $    -- $   76   $  2     $    --    $    78
                                        ------- ------   ----     -------    -------
   Total bonds.........................      --     76      2          --         78
                                        ------- ------   ----     -------    -------
Common stock...........................
   Industrial and miscellaneous........       2     --      3          --          5
   Mutual funds........................      44     --     --          --         44
   Parent, subsidiaries and affiliates.       6     --     --          --          6
                                        ------- ------   ----     -------    -------
   Total common stock..................      52     --      3          --         55
                                        ------- ------   ----     -------    -------
Derivative assets:
   Interest rate contracts.............      --    232     --          --        232
   Foreign exchange contracts..........      --    398     --          --        398
   Equity contracts....................     181    877     78          --      1,136
   Counterparty netting................      --     --     --      (1,549)    (1,549)
                                        ------- ------   ----     -------    -------
Total derivative assets................     181  1,507     78      (1,549)       217
                                        ------- ------   ----     -------    -------
Separate account assets................  47,609  1,941     --          --     49,550
                                        ------- ------   ----     -------    -------
Total assets at fair value............. $47,842 $3,524   $ 83     $(1,549)   $49,900
                                        ======= ======   ====     =======    =======
Liabilities at fair value:
Derivative liabilities:
   Interest rate contracts............. $     2 $  105   $ --     $    --    $   107
   Foreign exchange contracts..........      --    448     --          --        448
   Equity contracts....................       1    888     --          --        889
   Other contracts.....................      --     --      5          --          5
   Counterparty netting................      --     --     --      (1,549)    (1,549)
                                        ------- ------   ----     -------    -------
Total derivative liabilities...........       3  1,441      5      (1,549)      (100)
                                        ------- ------   ----     -------    -------
Total liabilities at fair value........ $     3 $1,441   $  5     $(1,549)   $  (100)
                                        ======= ======   ====     =======    =======

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

                                                           Preferred Common Derivative Total  Derivative
(in millions)                                       Bonds   Stocks   Stocks   Assets   Assets Liabilities
-------------                                       -----  --------- ------ ---------- ------ -----------
Balance, January 1, 2016........................... $ 163     --      $--      $ 53    $ 216      $ 8
Total realized/unrealized capital gains or losses:
   Included in net income..........................    20     --       --         4       24        2
   Included in surplus.............................     2     --       --         3        5       (3)
Purchases, issuances and settlements...............   210     --       --        (5)     205       (2)
Transfers into Level 3.............................    81     --       --        --       81       --
Transfers out of Level 3...........................  (316)    --       --        --     (316)      --
                                                    -----     --      ---      ----    -----      ---
Balance, December 31, 2016......................... $ 160     --      $--      $ 55    $ 215      $ 5
                                                    =====     ==      ===      ====    =====      ===
Total realized/unrealized capital gains or losses:
   Included in net income..........................    (5)    --       --        15       10        1
   Included in surplus.............................    17     --       --        24       41       --
Purchases, issuances and settlements...............    45     --        3       (15)      33       (1)
Transfers into Level 3.............................     1     --       --        --        1       --
Transfers out of Level 3...........................  (216)    --       --        --     (216)      --
                                                    -----     --      ---      ----    -----      ---
Balance, December 31, 2017......................... $   2     --      $ 3      $ 79    $  84      $ 5
                                                    =====     ==      ===      ====    =====      ===
Total realized/unrealized capital gains or losses:
   Included in net income..........................    (1)    --       --        13       12        1
   Included in surplus.............................    (1)    --        6       (44)     (39)       1
Purchases, issuances and settlements...............    12     75        1        21      109       (1)
Transfers into Level 3.............................    17     --       --        --       17       --
Transfers out of Level 3...........................   (15)    --       (7)       --      (22)      --
                                                    -----     --      ---      ----    -----      ---
Balance, December 31, 2018                          $  14     75      $ 3      $ 69    $ 161      $ 6
                                                    =====     ==      ===      ====    =====      ===

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2018 and 2017, there were no transfers between Level 1 and Level 2 securities and transfers between Level 2 and Level 3 securities were less than one million.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2018 and 2017 may include changes in fair value that were attributable to both observable and unobservable inputs.

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2018.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Gross Basis Fair Value Measurements

The following table presents the Company's derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

      (in millions)                         Level 1 Level 2 Level 3 Total
      -------------                         ------- ------- ------- ------
      December 31, 2018
      Derivative assets at fair value......  $129   $1,427    $69   $1,625
      Derivative liabilities at fair value.    12      988      6    1,006
      December 31, 2017....................
      Derivative assets at fair value......  $181   $1,508    $78   $1,767
      Derivative liabilities at fair value.     3    1,441      5    1,449

10. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company's reserves by major category:

                                                                           Years ended
                                                                          December 31,
                                                                       ------------------
(in millions)                                                            2018      2017
-------------                                                          --------  --------
Life insurance........................................................ $ 37,837  $ 36,825
Annuities (excluding supplementary contracts with life contingencies).   72,274    69,334
Supplementary contracts with life contingencies.......................      517       467
Accidental death benefits.............................................       20        21
Disability - active lives.............................................       34        36
Disability - disabled lives...........................................      255       269
Excess of AG 43 reserves over basic reserves..........................    1,303       910
Deficiency reserves...................................................    1,497     1,266
Other miscellaneous reserve...........................................      832       688
                                                                       --------  --------
   Gross life and annuity reserves....................................  114,569   109,816
   Reinsurance ceded..................................................  (23,214)  (22,276)
                                                                       --------  --------
Net life and annuity reserves.........................................   91,355    87,540
                                                                       --------  --------
Accident and health reserves..........................................
   Unearned premium reserves..........................................       11        13
   Present value of amounts not yet due on claims.....................      255       282
   Additional contract reserves.......................................      544       547
                                                                       --------  --------
   Gross accident and health reserves.................................      810       842
   Reinsurance ceded..................................................      (22)      (30)
                                                                       --------  --------
Net accident and health reserves......................................      788       812
                                                                       --------  --------
Aggregate policy reserves............................................. $ 92,143  $ 88,352
                                                                       ========  ========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

                                                                            Separate   Separate
                                                                            Accounts   Accounts
                                                                   General    With       Non-
(in millions)                                                      Account Guarantee* Guaranteed*  Total   Percent
-------------                                                      ------- ---------- ----------- -------- -------
December 31, 2018
Subject to discretionary withdrawal...............................
   With fair value adjustment..................................... $16,120   $1,482     $    --   $ 17,602   13.6%
   At book value less current surrender charge of 5% or more......   9,677       --          --      9,677    7.5
   At fair value..................................................      --       71      39,763     39,834   30.8
                                                                   -------   ------     -------   --------  -----
Total with adjustment or at fair value............................  25,797    1,553      39,763     67,113   51.9
At book value with minimal or no charge or no adjustment..........  31,229       --           1     31,230   24.1
Not subject to discretionary withdrawal...........................  27,794    3,187          83     31,064   24.0
                                                                   -------   ------     -------   --------  -----
Annuity reserves and deposit fund liabilities, before reinsurance.  84,820    4,740      39,847    129,407  100.0%
                                                                                                            =====
Less: Reinsurance ceded...........................................     321       --          --        321
                                                                   -------   ------     -------   --------
Net annuity reserves and deposit fund liabilities................. $84,499   $4,740     $39,847   $129,086
                                                                   =======   ======     =======   ========
December 31, 2017.................................................
Subject to discretionary withdrawal...............................
   With fair value adjustment..................................... $13,452   $1,254     $    --   $ 14,706   11.5%
   At book value less current surrender charge of 5% or more......   7,872       --          --      7,872    6.1
   At fair value..................................................      --       88      44,892     44,980   35.1
                                                                   -------   ------     -------   --------  -----
Total with adjustment or at fair value............................  21,324    1,342      44,892     67,558   52.7
At book value with minimal or no charge or no adjustment..........  32,754       --           2     32,756   25.5
Not subject to discretionary withdrawal...........................  25,419    2,500          86     28,005   21.8
                                                                   -------   ------     -------   --------  -----
Annuity reserves and deposit fund liabilities, before reinsurance.  79,497    3,842      44,980    128,319  100.0%
                                                                                                            =====
Less: Reinsurance ceded...........................................     321       --          --        321
                                                                   -------   ------     -------   --------
Net annuity reserves and deposit fund liabilities................. $79,176   $3,842     $44,980   $127,998
                                                                   =======   ======     =======   ========

* Represents annuity reserves reported in separate accounts liabilities.

11. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

Certain other separate accounts relate to MVA fixed annuity contracts in which the assets are carried at amortized cost. These policies are required to be held in the Company's separate account by certain states, including Texas.

Certain other separate accounts relate to flexible premium adjustable life insurance and terminal funding annuities in which the assets are carried at amortized cost. These contracts provide the greater of guaranteed interest returns defined in the policy or interest in excess of the guaranteed rate as defined by the Company.

The Company does not engage in securities lending transactions within the separate accounts.

In accordance with the products/transactions recorded within the separate account, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents separate account assets by product or transaction:

                                                      December 31, 2018    December 31, 2017
                                                     -------------------- --------------------
                                                                Separate             Separate
                                                                Accounts             Accounts
                                                                 Assets               Assets
                                                      Legally     (Not     Legally     (Not
                                                     Insulated  Legally   Insulated  Legally
(in millions)                                         Assets   Insulated)  Assets   Insulated)
-------------                                        --------- ---------- --------- ----------
Variable annuities..................................  $40,920    $   --    $46,234    $   --
Variable life.......................................    3,055        --      3,286        --
Bank-owned life insurance--hybrid...................      804        --        653        --
Deferred annuities with MVA features................      225        --        387        --
Terminal funding....................................    3,175        --      2,489        --
Annuities with MVA features.........................       --     1,243         --       866
Fixed annuities excess interest adjustment features.       --       196         --       189
                                                      -------    ------    -------    ------
Total...............................................  $48,179    $1,439    $53,049    $1,055
                                                      =======    ======    =======    ======

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2018 and 2017 is $6.7 billion and $5.8 billion, respectively.

There was no separate account business seed money at December 31, for both 2018 and 2017.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

                                       Risk
                                      Charge
                                     paid by  Guarantees
                                       the    Paid by the
                                     Separate   General
                      (in millions)  Account    Account
                      -------------  -------- -----------
                          2018......   $324       $41
                          2017......    292        40
                          2016......    330        52
                          2015......    279        52
                          2014......    204        43

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the separate accounts:

                                                         Non-indexed  Non-indexed
                                                          Guarantee    Guarantee  Non-guaranteed
                                                         less than or  more than     Separate
(in millions)                                    Indexed equal to 4%      4%         Accounts     Total
-------------                                    ------- ------------ ----------- -------------- -------
December 31, 2018
Premiums, considerations or deposits............  $241      $   --       $ 43        $ 3,090     $ 3,374
                                                  ====      ======       ====        =======     =======
Reserves for accounts with assets at:
   Market value.................................  $ --      $   --       $ --        $42,885     $42,885
   Amortized costs..............................   958       3,769        415             --       5,142
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $958      $3,769       $415        $42,885     $48,027
                                                  ====      ======       ====        =======     =======
By withdrawal characteristics:
   Subject to discretionary withdrawal with MVA.  $958      $2,199       $415        $    --     $ 3,572
   At market value..............................    --          --         --         42,802      42,802
                                                  ----      ------       ----        -------     -------
Subtotal........................................   958       2,199        415         42,802      46,374
Not subject to discretionary withdrawal.........    --       1,570         --             83       1,653
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $958      $3,769       $415        $42,885     $48,027
                                                  ====      ======       ====        =======     =======
December 31, 2017...............................
Premiums, considerations or deposits............  $185      $   --       $ 70        $ 4,444     $ 4,699
                                                  ====      ======       ====        =======     =======
Reserves for accounts with assets at:
   Market value.................................  $ --      $   --       $ --        $48,116     $48,116
   Amortized costs..............................   739       3,096        395             --       4,230
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $739      $3,096       $395        $48,116     $52,346
                                                  ====      ======       ====        =======     =======
By withdrawal characteristics:
   Subject to discretionary withdrawal with MVA.  $739      $  596       $395        $    --     $ 1,730
   At market value..............................    --          --         --         48,030      48,030
                                                  ----      ------       ----        -------     -------
Subtotal........................................   739         596        395         48,030      49,760
Not subject to discretionary withdrawal.........    --       2,500         --             86       2,586
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $739      $3,096       $395        $48,116     $52,346
                                                  ====      ======       ====        =======     =======
December 31, 2016...............................
Premiums, considerations or deposits............  $222      $    1       $106        $ 3,040     $ 3,369
                                                  ====      ======       ====        =======     =======
Reserves for accounts with assets at:
   Market value.................................  $ --      $   --       $ --        $42,715     $42,715
   Amortized costs..............................   586       1,075        343             --       2,004
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $586      $1,075       $343        $42,715     $44,719
                                                  ====      ======       ====        =======     =======
By withdrawal characteristics:
   Subject to discretionary withdrawal with MVA.  $586      $  621       $343        $    --     $ 1,550
   At market value..............................    --          --         --         42,632      42,632
                                                  ----      ------       ----        -------     -------
Subtotal........................................   586         621        343         42,632      44,182
Not subject to discretionary withdrawal.........    --         454         --             83         537
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $586      $1,075       $343        $42,715     $44,719
                                                  ====      ======       ====        =======     =======

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

                                                                  Years ended December 31,
                                                                 -------------------------
(in millions)                                                      2018     2017     2016
-------------                                                    -------  -------  -------
Transfers to separate accounts.................................. $ 3,373  $ 4,699  $ 3,356
Transfers from separate accounts................................  (4,147)  (3,393)  (3,055)
                                                                 -------  -------  -------
Net transfers to (from) separate accounts.......................    (774)   1,306      301
Reconciling adjustments:
   Deposit-type contracts.......................................      --       --        2
                                                                 -------  -------  -------
Total reconciling adjustments...................................      --       --        2
                                                                 -------  -------  -------
Transfers as reported in the Statutory Statements of Operations. $  (774) $ 1,306  $   303
                                                                 =======  =======  =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

12. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (GMWB) and, to a lesser extent, guaranteed minimum accumulation benefits (GMAB), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Reserves for GMDB, GMIB and GMWB were included in the VACARVM reserves. Total reserves in excess of basic reserves were $1.3 billion and $910 million at December 31, 2018 and 2017, respectively. The Company chose to record reserves in excess of AG 43 minimum reserves at both December 31, 2018 and 2017, such that the reserves in both periods equal the C3 Phase II Total Asset Requirement level.

GMDB and GMIB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is the Company's most widely offered benefit; variable annuity contracts may also include GMIB to a lesser extent, which is no longer offered.

The net amount at risk, which represents the guaranteed benefit exposure in excess of the current account value if death claims were filed on all contracts related to GMDB, was $2.3 billion and $1.0 billion at December 31, 2018 and 2017, respectively.

GMWB

Certain of the Company's variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk related to these guarantees was $185 million and $375 million at December 31, 2018 and 2017, respectively. The Company uses derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB.

13. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented 0.01 percent,
0.01 percent and 0.75 percent of gross insurance in-force at December 31, 2018, 2017 and 2016, respectively. Policyholder dividends for the years ended December 31, 2018 and 2017 were ($13) million, $18 million and $19 million, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

14. PREMIUM AND ANNUITY CONSIDERATION DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration (before deduction for amounts non-admitted):

                                     December 31, 2018 December 31, 2017
                                     ----------------  ----------------
                                              Net of            Net of
              (in millions)          Gross    Loading  Gross    Loading
              -------------          -----    -------  -----    -------
              Ordinary new business. $ (10)    $(10)   $  (4)     $(4)
              Ordinary renewal......  (395)     147     (473)      41
              Group life............     1        1        6        6
                                      -----    ----     -----     ---
              Total................. $(404)    $138    $(471)     $43
                                      =====    ====     =====     ===

15. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations from its beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.

Reinsurance premiums assumed in 2018, 2017 and 2016 were $26 million, $30 million and $33 million, respectively. Reinsurance premiums ceded in 2018, 2017 and 2016 were $25.2 billion, $2.6 billion and $6.1 billion, respectively. Additionally, reserves on reinsurance assumed were $1.4 billion at both December 31, 2018, 2017 and 2016. The reserve credit taken on reinsurance ceded was $23.3 billion, $22.3 billion and $21.2 billion at December 31, 2018, 2017 and 2016, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2018 and 2017, the Company's reinsurance recoverables were
$306 million and $426 million, respectively.

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total revenue collected under the reinsured policies.

The NAIC Model Regulation "Valuation of Life Insurance Policies" (Regulation
XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees and universal life policies with secondary guarantees (ULSGs). In addition, NAIC Actuarial Guideline 38 (Guideline AXXX) clarifies the application of Regulation XXX as to these guarantees, including certain ULSGs. Prior to 2016, the Company managed the capital impact of statutory reserve requirements under Regulation XXX and Guideline AXXX through intercompany reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force business (term and universal life) were ceded to the Parent under a coinsurance/modified coinsurance agreement effective January 1, 2011 (the AGC Co/Modco Agreement), prior to the recapture of in-force business effective December 31, 2016. New business is still ceded under this treaty.

In 2018, the AGC Life Co/Modco Agreement increased the Company's pre-tax earnings by $382 million, while in 2017, the AGC Life Co/Modco Agreement increased pre-tax earnings by $289 million. In 2016, the AGC Life Co/Modco Agreement decreased pre-tax earnings by $6.3 billion. The pretax loss from the 2016 recapture was $6.5 billion.

In September 2016, the Company entered into a reinsurance agreement with Hannover Life Reassurance Company of America (Hannover), effective July 1, 2016, under which the Company ceded approximately $5 billion of reserves to Hannover, which included a block of whole life policies on a coinsurance with funds withheld basis and a block of current assumption universal life business on a yearly renewable term basis. This reinsurance agreement released

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

excess statutory capital of approximately $1 billion, which was included in dividends paid ultimately by the Company to AIG in September 2016.

Effective December 31, 2016, the Company recaptured certain term and universal life reserves that had been ceded to AGC Life and concurrently amended the July 1, 2016 reinsurance treaty with Hannover to add this in-force term and guaranteed universal life business on a coinsurance basis and additional universal life on a yearly renewable term basis. The Company ceded approximately $14 billion of such reserves to Hannover under the treaty amendment, which was effective December 31, 2016.

In 2017, the coinsurance reserve was increased as a result of actuarial reserve changes impacting prior periods. The amount of the reserve increase as of January 1, 2017 was $155 million, with the after tax increase of $107 million reported as an adjustment to the Change in Surplus as a Result of Reinsurance.

                                                                         December 31, 2016
                                                           July 1, 2016 -------------------
Increase (Decrease)                                         Cession to            Cession to Net Impact of
(in millions)                                                Hannover   Recapture  Hannover   Reinsurance
-------------------                                        ------------ --------- ---------- -------------
Statement of Admitted Assets, Liabilities and Capital and
  Surplus.................................................
   Deferred and uncollected premium.......................   $   (38)    $    --   $   (764)   $   (802)
   Aggregate reserve for life contracts...................    (5,349)      6,482    (14,266)    (13,133)
   Current federal income taxes due.......................        47      (1,790)     2,501         758
   Funds held under coinsurance...........................     4,492          --      5,482       9,974
                                                             -------     -------   --------    --------
   Total capital and surplus..............................   $   772     $(4,692)  $  5,519    $  1,599
                                                             -------     -------   --------    --------
Statement of Operations...................................
Premiums..................................................   $(5,349)    $15,806   $(14,266)   $ (3,809)
Commissions on reinsurance ceded..........................        47      (6,482)     6,607         172
Reserve adjustments on reinsurance ceded..................        --      (9,324)        --      (9,324)
                                                             -------     -------   --------    --------
Total revenue.............................................    (5,302)         --     (7,659)    (12,961)
Increase in aggregate reserves for life...................    (5,349)      6,482    (14,266)    (13,133)
Federal income tax expense (benefit)......................        47      (1,790)     2,501         758
                                                             -------     -------   --------    --------
Net income................................................   $    --     $(4,692)  $  4,106    $   (586)
                                                             -------     -------   --------    --------
Capital and Surplus Account
Change in surplus as a result of reinsurance..............   $   772     $    --   $  1,413    $  2,185
                                                             -------     -------   --------    --------

In February 2018, the Company and its U.S. life insurance company affiliates, VALIC and USL, each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Fortitude Group Holdings, LLC (Fortitude Holdings) was formed by AIG to act as a holding company for FRL. On November 13, 2018, AIG completed the sale of a
19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. Subsequent to this sale, Fortitude Holdings owns 100 percent of the outstanding common shares of FRL and AIG has an 80.1 percent ownership interest in Fortitude Holdings.

The initial consideration represented the book value of ModCo Assets held by the Company on behalf of FRL and was equal to the ModCo Reserves ceded at the effective date. While there was no net impact from the initial accounting as of the effective date, there was a significant offsetting impact on certain individual line items in the Summary of Operations. Pursuant to the regulatory approval received in February 2018, the Company has reported all of the ceded activity for this Agreement from the effective date (January 1, 2017) through December 31, 2018 in its 2018 Annual Statement.

Total returns on the ModCo Assets subsequent to the effective date inure to the benefit of FRL and are reported with the ModCo reserve adjustments. The Company did not receive a ceding commission at contract inception.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company completed its initial settlement with FRL in June 2018 and settles all payable or receivable balances quarterly.

The table below presents the impact of this transaction by line item in the Company's statements of assets, liabilities, surplus and other funds and on the summary of operations:

                                                                     Balance as of
                                                                     December 31,
                                                                         2018
                                                                     -------------
Statutory Statements of Assets, Liabilities and Capital and Surplus
Funds withheld......................................................     $152
                                                                         ----

                                                                                          As of and Year As of and Year
                                                                                              Ended          Ended
Increase (Decrease)                                                             Initial    December 31,   December 31,
(in millions)                                                                  Accounting      2017           2018        Total
-------------------                                                            ---------- -------------- -------------- --------
Statutory Statement of Operations
Premiums and annuity considerations...........................................  $(22,152)    $  (311)       $  (291)    $(22,754)
Commissions and expense allowances............................................        --          57             53          110
Reserve adjustments on reinsurance ceded......................................    22,152      (1,699)        (1,778)      18,675
                                                                                --------     -------        -------     --------
Total revenues................................................................        --      (1,953)        (2,016)      (3,969)
                                                                                --------     -------        -------     --------
Death benefits................................................................        --        (249)          (249)        (498)
Annuity benefits..............................................................        --      (1,040)        (1,019)      (2,059)
Surrender benefits............................................................        --        (131)          (133)        (264)
Other benefits................................................................        --        (164)          (334)        (498)
Other expenses................................................................        --          --             (1)          (1)
                                                                                --------     -------        -------     --------
Total benefits and expenses...................................................        --      (1,584)        (1,736)      (3,320)
                                                                                --------     -------        -------     --------
Net gain from operations before dividends to policyholders and federal income
  taxes                                                                               --        (369)          (280)        (649)
Dividends to policyholders....................................................        --         (13)           (12)         (25)
                                                                                --------     -------        -------     --------
Net gain from operations after dividends to policyholders and before federal
  income taxes                                                                  $     --     $  (356)       $  (268)    $   (624)
                                                                                --------     -------        -------     --------

During 2018, 2017 and 2016, the Company commuted reinsurance treaties with non-affiliated reinsurers, which resulted in increases in the Company's pre-tax earnings of $529 thousand, $500 thousand and $1.7 million, respectively.

The Company has an annuity Co/Modco agreement with an affiliate, AIG Life of Bermuda, Ltd. (AIGB), in which AIGB reinsures certain deferred annuity contracts issued between 2003 and 2007. The agreement is such that the Company retains and controls assets held in relation to the related reserve. As of December 31, 2018 and 2017, the assets and liabilities resulting from the agreement and recorded in the accompanying financial statements were $7.2 billion and $8.1 billion, respectively. In 2018, the Agreement decreased the Company's pre-tax earnings by $1 million and $2 million in 2017 and 2016, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

16. FEDERAL INCOME TAXES

U.S. Tax Reform Overview

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduced the statutory rate of U.S. federal corporate income tax to 21 percent and enacted numerous other changes impacting the Company.

Consistent with Staff Accounting Bulletin No. 118 released by the Securities and Exchange Commission, the NAIC issued INT 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act ("INT 18-01"), which provided guidance on statutory accounting for the tax effects of the Tax Act. INT 18-01 addressed situations where accounting for certain income tax effects of the Tax Act under SSAP 101, Income Taxes, ("SSAP 101") may be incomplete upon issuance of an entity's financial statements and provides a one-year measurement period from enactment date to complete the accounting under SSAP 101. In accordance with INT 18-01, a company was required to reflect the following:

.. Income tax effects of those aspects of the Tax Act for which accounting under SSAP 101 is complete.

.. Provisional estimate of income tax effects of the Tax Act to the extent accounting is incomplete but a reasonable estimate is determinable.

.. If a provisional estimate cannot be determined, SSAP 101 should still be applied on the basis of tax law provisions that were in effect immediately before the enactment of the Tax Act.

At December 31, 2017, the Company originally recorded a provisional estimate of income tax effects of the Tax Act of $1.7 billion attributable to the reduction in the U.S. corporate income tax. The Company's provisional estimate was based in part on a reasonable estimate of the effects of the statutory income tax rate reduction on existing deferred tax balances and of certain provisions of the Tax Act. The Company filed its 2017 consolidated U.S. income tax return and has completed its review of the primary impact of the Tax Act provisions on its deferred taxes. As a result, the Company considers the accounting for the effects of the rate change on deferred tax balances to be complete and no material measurement period changes were recorded for this item. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance.

The Tax Act includes provisions for Global Intangible Low-Taxed Income ("GILTI"), under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax ("BEAT"), under which taxes are imposed on certain base eroding payments to affiliated foreign companies. There are substantial uncertainties in the interpretation of BEAT and GILTI and while certain formal guidance was issued by the U.S. tax authority, there are still aspects of the Tax Act that remain unclear and additional guidance is expected in 2019. Such guidance may result in changes to the interpretations and assumptions the Company made and actions the Company may take, which may impact amounts recorded with respect to international provisions of the Tax Act, possibly materially. Consistent with accounting guidance, the Company treats BEAT as a period tax charge in the period the tax is incurred and has made an accounting policy election to treat GILTI taxes in a similar manner. No provision for income tax related to GILTI or BEAT was recorded as of December 31, 2018.

Tax effects for which a reasonable estimate can be determined

Provisions Impacting Life Insurance Companies

The Tax Act modified computations of insurance reserves for Life insurance companies. Specifically, the Act directs that tax reserves be computed with reference to the NAIC reserves. Adjustments related to the differences in insurance reserves balances computed historically versus under the Tax Act have to be taken into income over eight years. Accordingly, these changes give rise to new deferred tax liabilities. At December 31, 2017, the Company recorded a provisional estimate of $499 million with respect to such deferred tax liabilities. This increase in deferred tax liabilities

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

was offset by an increase in the deferred tax asset related to insurance reserves as a result of applying the new provisions of the Tax Act.

As of December 31, 2018, the Company has completed the review and accounting of the tax reserve computations, and recorded offsetting decreases of $192 million to both deferred tax liabilities and deferred tax assets.

Provisions Impacting Projections of Taxable Income and Admissibility of Deferred Tax Assets

Certain provisions of the Tax Act impact the Company's projections of future taxable income used in analyzing realizability of its deferred tax assets. In certain instances, provisional estimates have been included in the Company's future taxable income projections for these specific provisions to reflect application of the new tax law. The Company does not currently anticipate that its reliance on provisional estimates would have a material impact on its determination of realizability of its deferred tax assets.

Tax effects for which no estimate can be determined

The Tax Act may affect the results in certain investments and partnerships in which the Company is a non-controlling interest owner. At December 31, 2017, the information needed to determine a provisional estimate was not available (such as for interest deduction limitations in those entities and the changed definition of a U.S. Shareholder), and accordingly, no provisional estimates were recorded. The Company has since completed its review of these investments and partnerships. The Company considers the accounting for this item to be complete and no measurement period change was recorded.

U.S. Tax Reform - INT 18-01 Measurement Period Completion

As of December 31, 2018, the Company has fully completed its accounting for the tax effects of the Tax Act. Although the prescribed measurement period has ended, there are aspects of the Tax Act that remain unclear and additional guidance from the U.S. tax authority is pending. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance.

The following table presents the components of the net deferred tax assets and liabilities:

                                             December 31, 2018       December 31, 2017            Change
                                          ----------------------- ----------------------- ----------------------
(in millions)                             Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital Total
-------------                             -------- ------- ------ -------- ------- ------ -------- ------- -----
Gross DTA................................  $1,837  $1,645  $3,482  $1,916  $1,395  $3,311  $ (79)   $250   $ 171
Statutory valuation allowance adjustment.      --     220     220      --      --      --     --     220     220
                                           ------  ------  ------  ------  ------  ------  -----    ----   -----
Adjusted gross DTA.......................   1,837   1,425   3,262   1,916   1,395   3,311    (79)     30     (49)
DTA non-admitted.........................     928   1,425   2,353     670   1,395   2,065    258      30     288
                                           ------  ------  ------  ------  ------  ------  -----    ----   -----
Net admitted DTA.........................     909      --     909   1,246      --   1,246   (337)     --    (337)
DTL......................................     392      --     392     557      --     557   (165)     --    (165)
                                           ------  ------  ------  ------  ------  ------  -----    ----   -----
Total....................................  $  517  $   --  $  517  $  689  $   --  $  689  $(172)   $ --   $(172)
                                           ======  ======  ======  ======  ======  ======  =====    ====   =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

                                                       December 31, 2018       December 31, 2017            Change
                                                    ----------------------- ----------------------- ----------------------
(in millions)                                       Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital Total
-------------                                       -------- ------- ------ -------- ------- ------ -------- ------- -----
Admission calculation components...................
SSAP 101
   Federal income taxes paid in prior years
     recoverable through loss carry backs..........   $ --     $--   $   --  $   --    $--   $   --  $  --     $--   $  --
   Adjusted gross DTA expected to be realized
     (excluding amount of DTA from above) after
     application of the threshold limitation.......    517      --      517     689     --      689   (172)     --    (172)
       1. Adjusted gross DTA expected to be
         realized following the reporting date.....    517      --      517     689     --      689   (172)     --    (172)
       2. Adjusted gross DTA allowed per
         limitation threshold......................     --      --    1,114      --     --    1,301     --      --    (187)
   Adjusted gross DTA (excluding the amount of
     DTA from above) offset by gross DTL...........    392      --      392     557     --      557   (165)     --    (165)
                                                      ----     ---   ------  ------    ---   ------  -----     ---   -----
DTA admitted as the result of application of SSAP
  101..............................................   $909     $--   $  909  $1,246    $--   $1,246  $(337)    $--   $(337)
                                                      ====     ===   ======  ======    ===   ======  =====     ===   =====

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

                                                                                Years ended
                                                                               December 31,
                                                                              --------------
($ in millions)                                                                2018    2017
---------------                                                               ------  ------
Ratio percentage used to determine recovery period and threshold limitation
  amount.....................................................................    738%    869%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount................................................ $7,423  $8,676
                                                                              ======  ======

The Company has no tax planning strategies used in the determination of adjusted gross DTA's or net admitted DTA's.

The Company's planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

                                                        Years Ended December 31,
                                                        ------------------------
   (in millions)                                        2018     2017     2016
   -------------                                        ----    ------   ------
   Current income tax expense..........................
      Federal.......................................... $513    $1,025   $1,182
      Foreign..........................................   --        --       --
                                                         ----   ------   ------
      Subtotal.........................................  513     1,025    1,182
      Federal income tax on net capital gains (losses).  (88)     (433)     279
                                                         ----   ------   ------
      Federal income tax incurred...................... $425    $  592   $1,461
                                                         ====   ======   ======

                                                                                    Years Ended
                                                                                   December 31,
                                                                                   -------------
(in millions)                                                                       2018   2017  Change
-------------                                                                      ------ ------ ------
Deferred tax assets:
   Ordinary:
       Policyholder reserves...................................................... $  812 $  959 $(147)
       Investments................................................................     50     70   (20)
       Deferred acquisition costs.................................................    366    366    --
       Fixed assets...............................................................    373    282    91
       Compensation and benefits accrual..........................................     41      3    38
       Tax credit carryforward....................................................    151    160    (9)
       Other (including items less than 5% of total ordinary tax assets)..........     44     76   (32)
                                                                                   ------ ------ -----
       Subtotal...................................................................  1,837  1,916   (79)
       Statutory valuation allowance adjustment...................................     --     --    --
       Non-admitted...............................................................    928    670   258
                                                                                   ------ ------ -----
       Admitted ordinary deferred tax assets......................................    909  1,246  (337)
                                                                                   ------ ------ -----
Capital:
       Investments................................................................  1,645  1,395   250
                                                                                   ------ ------ -----
       Subtotal...................................................................  1,645  1,395   250
   Statutory valuation allowance adjustment.......................................    220     --   220
   Non-admitted...................................................................  1,425  1,395    30
                                                                                   ------ ------ -----
   Admitted capital deferred tax assets...........................................     --     --    --
                                                                                   ------ ------ -----
Admitted deferred tax assets......................................................    909  1,246  (337)
                                                                                   ------ ------ -----
Deferred tax liabilities:
   Ordinary:
       Deferred and uncollected premium...........................................     78     58    20
       Policyholder reserves......................................................    269    499  (230)
       Other (including items less than 5% of total ordinary tax liabilities).....     45     --    45
                                                                                   ------ ------ -----
       Subtotal...................................................................    392    557  (165)
                                                                                   ------ ------ -----
Capital:
       Other (including items less than 5% of total capital tax liabilities)......     --     --    --
                                                                                   ------ ------ -----
       Subtotal...................................................................     --     --    --
                                                                                   ------ ------ -----
Deferred tax liabilities..........................................................    392    557  (165)
                                                                                   ------ ------ -----
Net deferred tax assets (liabilities)............................................. $  517 $  689 $(172)
                                                                                   ------ ------ -----

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

                                                 Years Ended
                                                December 31,
                                                -------------
            (in millions)                        2018   2017  Change
            -------------                       ------ ------ ------
            Total adjusted deferred tax assets. $3,262 $3,311 $ (49)
            Total deferred tax liabilities.....    392    557  (165)
                                                ------ ------ -----
            Net adjusted deferred tax assets... $2,870 $2,754   116
                                                ====== ======
            Tax effect of unrealized gains
              (losses).........................                 (93)
            Transfer of deferred item to
              subsidiary.......................                   1
                                                              -----
            Change in net deferred income tax..               $  24
                                                              =====

The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

                                            December 31, 2018 December 31, 2017 December 31, 2016
                                            ---------------   ----------------  ----------------
                                                    Effective         Effective         Effective
(in millions)                               Amount  Tax Rate  Amount  Tax Rate  Amount  Tax Rate
-------------                               ------  --------- ------  --------- ------  ---------
Income tax expense at applicable rate......  $208     21.0%   $  465     35.0%  $1,028     35.0%
Change in valuation adjustment.............   220     22.2      (366)   (27.6)    (554)   (18.9)
Amortization of interest maintenance
  reserve..................................   (30)    (3.0)      (43)    (3.3)     (35)    (1.2)
Disregarded entities.......................    20      2.1        23      1.8       67      2.3
Dividends received deduction...............   (20)    (2.1)      (47)    (3.6)     (69)    (2.3)
Change in non-admitted assets..............   (13)    (1.3)       (1)    (0.1)      10      0.4
Surplus adjustments........................     8      0.8        (3)    (0.2)     (15)    (0.5)
Prior year return true-ups and adjustments.     7      0.7       (32)    (2.4)     (29)    (1.0)
Other permanent adjustments................     1      0.1         9      0.7        7      0.3
Impact of Tax Act..........................    --       --     1,836    138.3       --       --
Reinsurance................................    --       --        37      2.8      765     26.0
Gain on sale of subsidiaries...............    --       --        --       --      (22)    (0.8)
Separate account income....................    --       --        --       --       18      0.6
                                             ----     ----    ------    -----   ------    -----
Statutory income tax expense (benefit).....  $401     40.5%   $1,878    141.4%  $1,171     39.9%
                                             ====     ====    ======    =====   ======    =====
Federal income taxes incurred..............  $425     42.9%   $  592     44.6%  $1,461     49.8%
Change in net deferred income taxes........   (24)    (2.4)    1,286     96.8     (290)    (9.9)
                                             ----     ----    ------    -----   ------    -----
Statutory income tax expense...............  $401     40.5%   $1,878    141.4%  $1,171     39.9%
                                             ====     ====    ======    =====   ======    =====

At December 31, 2018, the Company had the following foreign tax credits carryforwards:

                             (in millions)
                             -------------
                             Year Expires   Amount
                             ------------   ------
                                2019.......  $ 4
                                2020.......    8
                                2021.......    8
                                2022.......    7
                                2023.......    1
                                2024.......    1
                                             ---
                                Total......  $29
                                             ===

At December 31, 2018, the Company had no operating loss carryforwards or capital loss carryforwards.

At December 31, 2018, the Company had an alternative minimum tax credit of $6 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2018, the Company had the following general business credit carryforwards:

                             (in millions)
                             -------------
                             Year Expires   Amount
                             ------------   ------
                                2025.......  $  9
                                2026.......     9
                                2027.......    13
                                2028.......    13
                                2029.......    19
                                2030.......    38
                                2031.......     7
                                2032.......     8
                                             ----
                                Total......  $116
                                             ====

At December 31, 2018, the Company had $273 thousand in charitable contribution carryforwards, which expire in 2021.

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

                             (in millions)
                             -------------
                             December 31,   Capital
                             ------------   -------
                                2016.......  $202
                                2017.......   198
                                2018.......    13
                                             ----
                                Total......  $413
                                             ====

In general, realization of DTAs depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $3.5 billion and concluded that a valuation allowance of $220 million was required at December 31, 2018. Similarly, the Company concluded that no valuation allowance was required on the DTAs of $3.3 billion at December 31, 2017.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The Company joins in the filing of a consolidated federal income tax return with AIG Parent.

The Company has a written agreement with AIG Parent under which each subsidiary agrees to pay AIG Parent an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG Parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

                                                              Years Ended
                                                              December 31,
                                                              -----------
        (in millions)                                         2018   2017
        -------------                                         ----   ----
        Gross unrecognized tax benefits at beginning of year. $16    $22
           Increases in tax position for prior years.........   1     --
           Decreases in tax position for prior years.........  --     (6)
                                                              ---    ---
        Gross unrecognized tax benefits at end of year....... $17    $16
                                                              ===    ===

As of December 31, 2018 and 2017, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $17 million and $16 million respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2018 and 2017, the Company had accrued liabilities of $5.7 million and $4 million, respectively, for the payment of

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

interest (net of the federal benefit) and penalties. In both 2018 & 2017, the Company recognized expense of less than $1 million interest (net of the federal benefit) and penalties. In 2016, the Company recognized income of $3 million of interest (net of the federal benefit) and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2018, such proposed adjustments would not have resulted in a material change to the Company's financial condition, although it is possible that the effect could be material to the Company's results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under Internal Revenue Service (IRS) examinations for the taxable years 2007-2013. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2001-2018 remain subject to examination by major tax jurisdictions.

17. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer's statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer's RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer's size, but also on the risk profile of the insurer's operations. At December 31, 2018, the Company exceeded RBC requirements that would require any regulatory action.

Dividends that the Company may pay to the Parent in any year without prior approval of the TDI are limited by statute. The maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which the Company can pay without the Company obtaining the prior approval of the TDI is limited to the greater of: (1) 10 percent of the Company's statutory surplus as regards to policyholders at the preceding December 31; or (2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of the Company's unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2019 without prior approval of the TDI is $906 million. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2018, 2017 and 2016:

                                                                     Amount
            Date                     Type        Cash or Non-cash (in millions)
            ----                     ----        ---------------- -------------
2018
   March 27, 2018.............   Extraordinary         Cash          $  337
   June 26, 2018..............   Extraordinary         Cash             680
   September 24, 2018.........   Extraordinary         Cash             680
2017
   March 30, 2017.............   Extraordinary         Cash          $  452
   March 30, 2017.............   Extraordinary       Non-Cash           482
   March 30, 2017............. Return of Capital       Cash             178
   June 29, 2017..............   Extraordinary         Cash             538
   September 28, 2017.........   Extraordinary         Cash              50
   December 26, 2017..........   Extraordinary         Cash             200
2016
   March 28, 2016.............     Ordinary            Cash          $   80
   March 28, 2016.............     Ordinary          Non-Cash           420
   June 28, 2016.............. Return of Capital       Cash             233
   June 28, 2016..............   Extraordinary         Cash             288
   September 27, 2016.........   Extraordinary       Non-Cash         1,154
   September 27, 2016.........   Extraordinary         Cash              23
   September 28, 2016.........   Extraordinary         Cash             267
   September 28, 2016......... Return of Capital       Cash             318
   December 27, 2016..........   Extraordinary       Non-Cash           497
   December 27, 2016.......... Return of Capital     Non-Cash            85
   December 28, 2016..........   Extraordinary         Cash              11

The Company's cumulative preferred stock has an $80 dividend rate and is redeemable at $1,000 per share. The holder of this stock, the Parent, is entitled to one vote per share.

18. RETIREMENT PLANS AND SHARE-BASED AND DEFERRED COMPENSATION PLANS

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement Plan

The Company's employees participate in various AIG Parent-sponsored defined benefit pension and postretirement plans. AIG Parent, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans; its obligation results from AIG Parent's allocation of the Company's share of expenses from the plans based on participants' earnings for the pension plans and on estimated claims less contributions from participants for the postretirement plans.

Effective January 1, 2016, the U.S. defined benefit pension plans were frozen. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents information about employee-related costs (expense credits) allocated to the Company:

                                                              Years ended
                                                             December 31,
                                                            ---------------
    (in millions)                                           2018  2017 2016
    -------------                                           ----  ---- ----
    Defined benefit plans.................................. $(12)  $2  $20
    Postretirement medical and life insurance plans........    1    2    2
                                                            ----   --  ---
    Total.................................................. $(11)  $4  $22
                                                            ====   ==  ===

Defined Contribution Plan

AIG Parent sponsors a 401(k) plan which provides for pre-tax salary reduction contributions by its U.S. employees. The Company made matching contributions of 100 percent of the first six percent of participant contributions, subject to IRS-imposed limitations.

Effective January 1, 2016, AIG Parent provides participants in the plan an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company's pre-tax expense associated with this plan was $27 million, $26 million and $28 million in 2018, 2017 and 2016, respectively.

Share-based and Deferred Compensation Plans

During 2016 and 2015, certain Company employees were granted performance share units under the AIG Parent 2013 Long Term Incentive Plan that provide them the opportunity to receive shares of AIG Parent common stock based on AIG Parent achieving specified performance goals at the end of a three-year performance period and the employee satisfies service requirements. The Company recognized compensation expense of $28 million, $33 million and $20 million for awards granted in 2018, 2017 and 2016, respectively.

Prior to 2013, some of the Company's officers and key employees were granted restricted stock units and stock appreciation rights that provide for cash settlement linked to the value of AIG Parent common stock if certain requirements were met. The Company did not recognize any expense for unsettled awards during 2018, 2017 and 2016.

19. DEBT

The Company is a member of the Federal Home Loan Bank (FHLB) of Dallas. The Company's interest in the stock of FHLB of San Francisco was redeemed on March 24, 2016.

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company's ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company's obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company's liability under advances borrowed.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

                                                                                           December 31,
                                                                                           -------------
(in millions)                                                                               2018   2017
-------------                                                                              ------ ------
Membership stock - Class B................................................................ $    7 $    7
Activity stock............................................................................    129     25
Excess stock..............................................................................      2      6
                                                                                           ------ ------
Total..................................................................................... $  138 $   38
                                                                                           ====== ======
Actual or estimated borrowing capacity as determined by the insurer....................... $4,928 $7,039
                                                                                           ====== ======

The Company did not hold any Class A at December 31, 2018 or 2017.

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

                                                         December 31, 2018    December 31, 2017
                                                        -------------------- --------------------
                                                        Amortized            Amortized
(in millions)                                             Cost    Fair Value   Cost    Fair Value
-------------                                           --------- ---------- --------- ----------
Amount pledged.........................................  $3,851     $3,833    $1,042     $1,067
Maximum amount pledged during reporting period.........   4,389      4,349     1,310      1,352
                                                         ======     ======    ======     ======

The Company's borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

                                                             December 31,
                                                             -------------
     (in millions)                                            2018   2017
     -------------                                           ------ ------
     Amount outstanding..................................... $3,148 $  606
     Maximum amount borrowed during reporting period........ $3,323 $1,005
                                                             ------ ------

   . While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company's intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2018 or 2017.

The following table reflects the principal amounts of the funding agreements issued to the FHLB:

       (in millions)
       -------------
       Funding Agreements                       Date Issued       Amounts
       ------------------                       ----------------- -------
       10-year floating rate................... February 15, 2018 $1,148
       10-year floating rate................... February 15, 2018  1,277
       10-year floating rate................... February 15, 2018    175
       10-year floating rate................... February 6, 2018      87
       10-year floating rate................... January 25, 2018      31
       10-year floating rate................... January 13, 2017      57
       10-year floating rate................... February 1, 2017      67
       7-year floating rate.................... May 24, 2017          52
       10-year floating rate................... July 20, 2016        254

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


20. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $2.4 billion and $763 million at December 31, 2018 and 2017, respectively. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2018, $744 million are currently expected to expire in 2019, and the remainder by 2020 based on the expected life cycle of the related funds and the Company's historical funding trends for such commitments.

At December 31, 2018 and 2017, the Company had $1.3 billion and $1.1 billion, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of the total current commitments, $659 million are expected to expire in 2019 and the remainder by 2033, based on the expected life cycle of the related loans and the Company's historical funding trends for such commitments.

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2018, the future minimum lease payments under the operating leases are as follows:

                  (in millions)
                  -------------
                  2019.................................... $16
                  2020....................................  16
                  2021....................................  16
                  2022....................................  20
                  2023....................................  12
                  Remaining years after 2023..............  17
                                                           ---
                  Total................................... $97
                                                           ===

Rent expense was $17 million, $20 million and $22 million in 2018, 2017 and 2016, respectively.

Contingencies

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company's financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company had accrued $40 million for these guarantee fund assessments at both December 31, 2018 and 2017, respectively. The Company has recorded receivables of $34 million at both December 31, 2018 and 2017, for expected recoveries against the payment of future premium taxes.

During 1997 and 1998, the Company participated in a workers' compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers' compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year. There were no reinsurance recoverables on claim liabilities and reserves included in these financial statements related to the workers' compensation business at both December 31, 2018 and 2017. While not included in these statutory financial statements, the Company is contingently liable for losses incurred by its 50 percent pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.

At December 31, 2018 and 2017, the Company had admitted assets of $142 million and $48 million, respectively, in premiums receivable due from policyholders (or agents). The Company routinely evaluates the collectability of these receivables. Based upon Company experience, the potential for any loss is not believed to be material to the Company's financial condition.

During 2018 and 2017, the Company wrote accident and health insurance premiums that were subject to the risk-sharing provisions of the Affordable Care Act
(ACA). However, the Company had no balances for the risk corridors program due to exclusion from the program. There was no financial impact of risk-sharing provisions on assets, liabilities or operations, related to the Permanent ACA Risk Adjustment Program. In addition, there was no financial impact of risk-sharing provisions on assets and liabilities related to the Transitional ACA Reinsurance Program. Under this program, the Company has recorded an insignificant amount in reinsurance recoveries due to ACA Reinsurance payments.

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations, or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

The Company provides products and services that are subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), or the Internal Revenue Code of 1986, as amended (the Internal Revenue Code). Plans subject to ERISA include certain pension and profit sharing plans and welfare plans, including health, life and disability plans. As a result, the Company's activities are subject to the restrictions imposed by ERISA and the Internal Revenue Code, including the requirement under ERISA that fiduciaries must perform their duties solely in the interests of ERISA plan participants and beneficiaries, and that, fiduciaries may not cause a covered plan to engage in certain prohibited transactions.

The SEC, federal and state lawmakers and state insurance regulators continue their efforts at evaluating what is an appropriate regulatory framework around a standard of care for the sale of investment products and services. For example, on April 18, 2018, the SEC proposed a package of rulemakings and interpretations designed to address the standard of care issues and the transparency of retail investors' relationships with investment advisors and broker-dealers. Additionally, on July 18, 2018, the New York State Department of Financial Services adopted a best interest standard of care regulation applicable to annuity and life transactions through issuance of the First Amendment to Insurance Regulation 187 - Suitability and Best Interests in Life Insurance and Annuity Transactions (Regulation 187). The compliance date for Regulation 187 is August 1, 2019 for annuity products and February 1, 2020 for life products. As amended, Regulation 187 requires producers to act in their client's best interest when making point-of-sale and inforce recommendations, and provide in writing the basis for the recommendation, as well as the facts and analysis to support the recommendation. The amended regulation also imposes additional duties on life insurance companies in relation to these transactions, such as requiring insurers to establish and maintain procedures designed to prevent

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

financial exploitation and abuse. The Company will implement and enhance processes and procedures, where needed, to comply with this regulation. Other states, such as Nevada, Maryland and New Jersey, have also proposed similar standard of care regulations applicable to insurance producers and/or insurance companies. The Company continues to closely follow these proposals and other relevant federal and state-level regulatory and legislative developments in this area. While management cannot predict the long-term impact of these developments on the Company's businesses, the Company believes its diverse product offerings and distribution relationships position the Company to compete effectively in this evolving marketplace.

Business Interruption Insurance Recoveries

In 2017, the Company recorded $6 million in business interruption insurance recoveries related to the flooding and property damage that occurred at the Company's main administrative office located in Houston, Texas. In August 2017, Hurricane Harvey made landfall in Texas and Louisiana causing widespread flooding and property damage in various southern counties within the region. The recoveries were included within aggregate write-ins for miscellaneous income on the Summary of Operations.

21. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG Parent formed Fortitude Group Holdings, LLC (Fortitude Holdings) to act as a holding company for Fortitude Re. On November 13, 2018, AIG Parent completed the sale of a 19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. (Carlyle) (the Fortitude Re Closing). Fortitude Holdings owns 100 percent of the outstanding common shares of Fortitude Re and AIG Parent has an
80.1 percent ownership interest in Fortitude Holdings. In connection with the sale, AIG Parent agreed to certain investment commitment targets into various Carlyle strategies and to certain minimum investment management fee payments within thirty-six months following the Fortitude Re Closing. AIG Parent also will be required to pay a proportionate amount of an agreed make-whole fee to the extent AIG Parent fails to satisfy such investment commitment targets. In connection with the Fortitude Re Closing, the Company's insurance company subsidiaries, VALIC and USL, have each also entered into an investment management agreement with a Carlyle affiliate pursuant to which such subsidiary retained the Carlyle affiliate to manage certain assets in its general account investment portfolio.

On September 25, 2017, AIG Parent announced organizational changes designed to position AIG Parent a growing, more profitable insurer that is focused on underwriting excellence. In the fourth quarter of 2017, AIG Parent finalized its plan to reorganize its operating model. Commercial Insurance and Consumer Insurance segments transitioned to General Insurance and Life and Retirement, respectively. AIG Parent's core businesses include General Insurance, Life and Retirement and Other Operations. General Insurance consists of two operating segments - North America and International. Life and Retirement consists of four operating segments - Individual Retirement, Group Retirement, Life Insurance and Institutional Markets. Blackboard U.S. Holdings, Inc. (Blackboard), AIG Parent's technology-driven subsidiary, is reported within Other Operations. AIG Parent also reports a Legacy Portfolio consisting of run-off insurance lines and legacy investments, which are considered non-core.

AIG Parent continues to execute initiatives focused on organizational simplification, operational efficiency, and business rationalization. In keeping with AIG's broad and ongoing efforts to transform for long-term competitiveness, AIG Parent recognized restructuring costs of $395 million, $413 million and $694 million of pre-tax restructuring and other costs in 2018, 2017 and 2016, respectively, primarily comprised of employee severance charges.

Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Selkirk Transactions

During 2013 and 2014, the Company entered into securitization transactions in which portfolios of the Company's commercial mortgage loans were transferred to special purpose entities, with the Company retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, the Company received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. The transfer was accounted for as a sale and the Company derecognized the commercial mortgage loans transferred. The beneficial interests in loan-backed and structured securities and equity interests received by the Company were initially recognized at fair value as unaffiliated investments, as these securities are non-recourse to the issuer, and interest and principal payments are dependent upon the cash flows from the underlying unaffiliated mortgage loans.

Lighthouse VI

During 2013, the Company, along with an affiliate, executed three transactions in which a portfolio of securities was, in each transaction, transferred into a newly established Common Trust Fund (CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within the Company's Representative Security Account
(RSA).

In each transaction, a portion of the Company's securities were transferred to the RSA of the affiliate, VALIC, in exchange for other VALIC securities.

During 2015, the Company transferred securities to two separate CTFs, of which 20% were then transferred to the RSA of VALIC. The transfer was accounted for as a sale by the Company to VALIC. The remaining 80% of the securities were transferred to the Company's RSA.

Ambrose

During 2013 and 2014, the Company entered into securitization transactions in which the Company transferred portfolios of high grade corporate securities, and structured securities acquired from AIG, to newly formed special purpose entities (the Ambrose entities). As consideration for the transferred securities, the Company received beneficial interests in tranches of structured securities issued by each Ambrose entity. These structured securities were designed to closely replicate the interest and principal amortization payments of the transferred securities.

The Ambrose entities received capital commitments from a non-U.S. subsidiary of AIG, which are guaranteed by AIG. Pursuant to these capital commitments, the promissor will contribute funds to the respective Ambrose entity upon demand.

These capital commitments received by the Ambrose entities range from $300 million to $400 million per entity.

American Home and National Union Guarantees

The Company has a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies the Company issued between March 3, 2003 and December 29, 2006.

The Company, as successor-in-interest to American General Life and Accident Insurance Company (AGLA) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The Company, as successor-in-interest to SunAmerica Annuity and Life Assurance Company (SAAL) and SunAmerica Life Insurance Company (SALIC) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

The Company, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (AIG Life), has a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life between July 13, 1998 and April 30, 2010.

American Home's and National Union's audited statutory financial statements are filed with the SEC in the Company's registration statements for variable products that are subject to the Guarantees.

Cut-Through Agreement

The Company and AIG Life of Bermuda, Ltd. ("AIGB") entered into a Cut-through Agreement in which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the TDI. The amount of the retained liability on AIGB's books related to this agreement was approximately $330,000 and $355,000 at December 31, 2018 and 2017, respectively. The Company believes the probability of loss under this agreement is remote. No liability has been recognized in relation to this guarantee due to immateriality.

Affiliate Transactions

The Company purchases or sells securities, at fair market value, to or from affiliates in the ordinary course of business.

In 2018, the Company and several of its U.S. insurance company affiliates restructured their respective ownership interests in certain real estate equity investments previously originated by an affiliate, AIG Global Real Estate Investment Corp. (including its investment management affiliates, "AIGGRE"), by contributing such interests to three separate real estate investment funds managed by AIGGRE - AIGGRE U.S. Real Estate Fund I, LP ("U.S. Fund I"), AIGGRE U.S. Real Estate Fund II, LP ("U.S. Fund II" and, together with U.S. Fund I, the "U.S. Funds"), and AIGGRE Europe Real Estate Fund I S.C.SP ("Europe Fund I"). The U.S. Funds each closed on November 1, 2018. In connection with the closing of U.S. Fund I, the Company made a capital commitment to the fund of up to $288 million (representing an approximately 24% equity interest therein), and contributed to the fund a combination of the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $150.8 million) and cash (approximately $41.7 million). In connection with the closing of U.S. Fund II, the Company made a capital commitment to the fund of up to $675 million (representing approximately 25% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately $527.4 million and received a cash payment from the fund of approximately $7.4 million. Further, Europe Fund I closed on November 2, 2018. In connection with the closing of Europe Fund I, the Company made a capital commitment to the fund of up to $189.1 million (representing an approximately 29% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately
$143 million and received a cash payment from the fund of approximately
$18.9 million.

As a result of this transaction, the Company received equity in the Funds equaling the fair value of the assets transferred. The transfer is accounted for at fair value with any gain deferred until permanence of transfer of risk and rewards can be established. Any loss is recognized immediately, if any. The difference between the carrying value of the assets transferred and consideration received is recorded as a basis difference, which will be admitted subject to applicable limits and amortized over the duration of the Funds.

At December 31, 2018, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II and Europe Fund I were approximately $94.9 million, $145.5 million and $86 million, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


In February 2018, the Company executed a Modified Coinsurance (ModCo) Agreement with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), an AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. See Note 15 for additional information regarding this reinsurance transaction.

In October 2017, the Company's subsidiary, AIG Home Loan 2, transferred a portfolio of U.S. residential mortgage loans with a carrying value of $410 million to a newly formed special purpose vehicle. The transaction involved securitization of the transferred loans and the special purpose vehicle issued residential mortgage-backed securities. The residential mortgage-backed securities purchased by the Company from the special purpose vehicle are accounted for as non-affiliated securities and are valued and reported in accordance with the designation assigned by the NAIC Securities Valuation Office and SSAP 43 - Revised - Loan-Backed and Structured Securities.

In May 2017, the Company's wholly owned subsidiary, AIG Home Loan 2, LLC, transferred certain residential mortgage loans (RMLs) to the Company as a return of capital distribution. The RMLs were recorded by the Company in the amount of $1.5 billion, which was the loans' adjusted carrying value at the time of transfer. Prior to the transfer, the RMLs were indirectly owned by the Company through its investment in AIG Home Loan 2, LLC, which was reported on Schedule BA. After the transfer, the RMLs are directly owned by the Company and reported as Schedule B assets.

In February 2017, the Company purchased commercial mortgage loans from certain affiliated AIG domestic property casualty insurance companies for initial cash consideration totaling approximately $843 million, based on the outstanding principal balance of each loan, which was ultimately trued up to fair value based on underlying property appraisals and valuations.

In January and February 2017, the Company purchased investment grade private placement bonds from certain affiliated AIG domestic property casualty insurance companies, at fair market value, for cash consideration totaling approximately $425 million.

During 2016, the Company transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling approximately $284 million as part of an initiative to improve asset-liability management in AIG Parent's domestic life and property casualty insurance companies.

Financing Agreements

On January 1, 2015, the Company and certain of its affiliates entered into a revolving loan facility with AIG Parent, in which the Company and each such affiliate can borrow monies from AIG Parent subject to certain terms and conditions. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company's maximum borrowing limit being $500 million.

At both December 31, 2018 and 2017, the Company did not have notes payable balance outstanding under this facility.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Investments in Subsidiary, Controlled and Affiliated

The following table presents information regarding the Company's investments in non-insurance SCA entities as of December 31, 2018:

                                                   Gross  Non-admitted Admitted Asset
(in millions)                                      Amount    Amount        Amount     Date of NAIC Filing
-------------                                      ------ ------------ -------------- -------------------
AIG Inc........................................... $    4     $ --          $  4             7/27/2018
AIG Direct - SER B................................      3        3            --                    NA
AIG Direct - SER A................................      3        3            --                    NA
AIG Direct - NON VOTING...........................      1        1            --                    NA
UG Corp COM.......................................      2        2            --                    NA
AGL Assignment Co LLC.............................      5        5            --                    NA
AGLIC INVESTMENTS BERMUDA LTD.....................    105       --           105        Not Applicable
AIG Home Loan 2, LLC..............................     80       --            80        Not Applicable
SunAmerica Affordable Housing LLC.................    682       --           682        Not Applicable
SunAmerica Asset Management LLC...................    123      123            --        Not Applicable
Selkirk No. 1 Investments.........................     13       --            13        Not Applicable
Selkirk No. 3A Investments........................      5       --             5        Not Applicable
                                                   ------     ----          ----
Total............................................. $1,026     $137          $889
                                                   ======     ====          ====

Operating Agreements

The Company's short-term investments included investments in a Liquidity Pool, which are funds managed by an affiliate, AIG Capital Management Corporation, in the amount of $261 million and $215 million at December 31, 2018 and 2017, respectively.

Pursuant to service and expense agreements, AIG and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to AIG or the affiliate providing the service. The Company was charged $97 million and $86 million, as part of the cost sharing expenses attributed to the Company but incurred by AIG and affiliates in 2018 and 2017, respectively. The Company is also party to several other service and/or cost sharing agreements with its affiliates. The Company was charged $106 million, $114 million and $109 million under such agreements for expenses attributed to the Company but incurred by affiliates in 2018, 2017 and 2016, respectively.

Pursuant to an amended and restated investment advisory agreement, the majority of the Company's invested assets are managed by an affiliate. The investment management fees incurred were $104 million in 2018 and $103 million in 2017 and 2016, respectively.

The majority of the Company's Swap agreements are entered into with an affiliated counterparty, AIG Markets, Inc. (See Note 7).

Other

The Company engages in structured settlement transactions, certain of which involve affiliated property and casualty insurance companies that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity issued by the Company for the ultimate benefit of the claimant. In certain structured settlement arrangements, the affiliated property and casualty insurance company remains contingently liable for the payments to the claimant.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

22. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 22, 2019, the date the financial statements were issued.

In January 2019, AGL and several of its U.S. insurance company affiliates established AIGGRE U.S. Real Estate Fund III, LP ("U.S. Fund III"), a real estate investment fund managed by AIGGRE. At the closing of U.S. Fund III on January 2, 2019, the Company made a capital commitment to the fund of up to $655 million, which represents approximately 43.7% equity interests in the fund. In connection with the closing of U.S. Fund III, the Company contributed to the fund its interests in certain real estate equity investments with an aggregate fair value of approximately $142.5 million and received a cash payment of approximately $39 million. The Company's unfunded capital commitment to U.S. Fund III at January 2, 2019 upon the closing of U.S. Fund III was approximately $551.4 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

23. LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES
HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2018 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
                 Amortized
                   Cost     Present                                    Date of
                  Before   Value of                                   Financial
                  Current  Projected            Amortized  Fair Value Statement
                  Period     Cash    Recognized Cost After at Time of   Where
CUSIP              OTTI      Flows      OTTI       OTTI       OTTI    Reported
-----            --------- --------- ---------- ---------- ---------- ----------
02660LAB6....... $  8,229  $  7,963    $  266    $  7,963   $  7,428  03/31/2018
75114NAA2.......    5,616     5,421       195       5,421      5,127  03/31/2018
17307G2Z0.......    3,252     3,212        40       3,212      3,133  03/31/2018
02660KAA0.......   15,540    14,921       619      14,921     14,648  03/31/2018
94985JBP4.......    1,979     1,880        99       1,880      1,816  03/31/2018
02147HAD4.......    7,479     7,213       266       7,213      7,069  03/31/2018
761118WQ7.......    8,639     8,277       362       8,277      7,559  03/31/2018
02147HAF9.......    3,920     3,855        65       3,855      3,808  03/31/2018
93934FNJ7.......   20,785    20,473       312      20,473     18,745  03/31/2018
59020UZ57.......   15,154    15,056        98      15,056     14,702  03/31/2018
43710EAD2.......    4,554     4,450       104       4,450      4,307  03/31/2018
12498FAC4.......       94        --        94          --         48  03/31/2018
94979XAD9.......      157        62        95          62          5  03/31/2018
74160MCZ3.......      223       217         6         217        218  03/31/2018
05946XMG5.......      602       273       329         273        386  03/31/2018
74160MEH1.......    1,086     1,026        60       1,026      1,077  03/31/2018
026930AA5.......    4,542     4,493        49       4,493      4,394  03/31/2018
43709XAF8.......    8,552     8,174       378       8,174      8,087  03/31/2018
466247KL6.......      506       292       214         292        481  03/31/2018
25702@AA4.......    1,499       898       601         898        898  03/31/2018
25702@AB2.......    1,499       898       601         898        898  03/31/2018
76110WLB0.......      890       708       182         708        888  03/31/2018
                 --------  --------    ------    --------   --------
Quarterly Total  $114,797  $109,762    $5,035    $109,762   $105,722
                 ========  ========    ======    ========   ========
25702@AA4....... $  1,996  $  1,804    $  192    $  1,804   $  1,795  06/30/2018
25702@AB2.......    1,996     1,804       192       1,804      1,795  06/30/2018
007036UQ7.......    8,853     8,520       333       8,520      7,884  06/30/2018
32051GPM1.......    6,874     6,704       170       6,704      6,658  06/30/2018
94983KAA7.......   38,051    37,984        67      37,984     37,386  06/30/2018
32051GJ55.......    2,606     2,587        19       2,587      2,596  06/30/2018
02147HAC6.......    2,718     2,684        34       2,684      2,703  06/30/2018
69371VBH9.......    1,369     1,318        51       1,318      1,360  06/30/2018
12489WQX5.......   16,318    16,260        58      16,260     16,092  06/30/2018
466247PE7.......    7,410     7,375        35       7,375      7,313  06/30/2018
36298NBA1.......    5,702     5,175       527       5,175      5,620  06/30/2018
617451CZ0.......      186        --       186          --        148  06/30/2018
                 --------  --------    ------    --------   --------
Quarterly Total  $ 94,079  $ 92,215    $1,864    $ 92,215   $ 91,350
                 ========  ========    ======    ========   ========
92922F3L0....... $ 31,808  $ 29,215    $2,593    $ 29,215   $ 30,712  09/30/2018
264407AA5.......   39,067    35,474     3,593      35,474     33,995  09/30/2018
45660L6N4.......   21,021    20,763       258      20,763     19,245  09/30/2018
92925VAF7.......   11,068    10,637       431      10,637     11,047  09/30/2018
93364FAD3.......   11,844    11,484       360      11,484     11,233  09/30/2018
68384CAB2.......   32,305    31,916       389      31,916     31,753  09/30/2018
939355AD5.......   25,805    25,601       204      25,601     25,620  09/30/2018
152314DP2.......    5,999     5,823       176       5,823      5,964  09/30/2018
                 --------  --------    ------    --------   --------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
                 Amortized
                   Cost     Present                                    Date of
                  Before   Value of                                   Financial
                  Current  Projected            Amortized  Fair Value Statement
                  Period     Cash    Recognized Cost After at Time of   Where
CUSIP              OTTI      Flows      OTTI       OTTI       OTTI    Reported
-----            --------- --------- ---------- ---------- ---------- ----------
92990GAA1....... $  6,416  $  6,342   $    74    $  6,342   $  6,254  09/30/2018
59020UFA8.......    1,720     1,643        77       1,643      1,533  09/30/2018
126671Z74.......      493       491         2         491        479  09/30/2018
466247KL6.......      317       170       147         170        248  09/30/2018
12669E2X3.......    1,778     1,767        11       1,767      1,689  09/30/2018
073868AA9.......    2,338     2,238       100       2,238      2,331  09/30/2018
04542BGW6.......      561       560         1         560        543  09/30/2018
12489WHZ0.......      599       598         1         598        576  09/30/2018
31359UPW9.......      916       791       125         791        740  09/30/2018
939336ZV8.......      650       591        59         591        649  09/30/2018
92922FEC8.......    1,677     1,669         8       1,669      1,647  09/30/2018
161546HD1.......    1,653     1,651         2       1,651      1,638  09/30/2018
939336C92.......      870       866         4         866        863  09/30/2018
94981XAF0.......      913       912         1         912        839  09/30/2018
94979XAC1.......      433       430         3         430        354  09/30/2018
43739EBC0.......    1,986     1,981         5       1,981      1,871  09/30/2018
45254NJN8.......      378       376         2         376        365  09/30/2018
03072SNF8.......    1,940     1,939         1       1,939      1,896  09/30/2018
12669FTC7.......    2,531     2,153       378       2,153      2,387  09/30/2018
466247BG7.......      112       101        11         101        106  09/30/2018
03072SKS3.......      634       633         1         633        620  09/30/2018
5899297K8.......    8,054     8,053         1       8,053      7,993  09/30/2018
35729PPX2.......    9,797     9,747        50       9,747      9,796  09/30/2018
94984MAB0.......    2,201     2,187        14       2,187      2,183  09/30/2018
94979UAL7.......    1,593     1,585         8       1,585      1,336  09/30/2018
94980PAL5.......      385       385        --         385        365  09/30/2018
12652CBB4.......   12,814    12,796        18      12,796     12,120  09/30/2018
12652CBC2.......    4,406     4,392        14       4,392      4,263  09/30/2018
126694PP7.......    6,295     6,228        67       6,228      6,216  09/30/2018
22541QQK1.......      896       710       186         710        767  09/30/2018
76110WVJ2.......    6,681     5,899       782       5,899      6,101  09/30/2018
949769AJ2.......      550       550        --         550        519  09/30/2018
466247DF7.......    1,619     1,610         9       1,610      1,603  09/30/2018
32027NGD7.......      808       806         2         806        796  09/30/2018
45254NJP3.......      180       180        --         180        173  09/30/2018
05948XTP6.......      292       240        52         240        280  09/30/2018
81746VCD0.......    5,271     5,253        18       5,253      5,184  09/30/2018
65535VMW5.......      156       156        --         156        156  09/30/2018
36228FZA7.......    1,077     1,071         6       1,071      1,077  09/30/2018
059511AQ8.......   70,956    62,300     8,656      62,300     63,781  09/30/2018
94974SAF0.......    1,202     1,197         5       1,197      1,185  09/30/2018
92922FEC8.......      667       664         3         664        655  09/30/2018
949802AC6.......      408       407         1         407        388  09/30/2018
94981DAP2.......      746       743         3         743        666  09/30/2018
43739EBD8.......      868       864         4         864        771  09/30/2018
466247GH0.......    1,141     1,139         2       1,139        999  09/30/2018
                 --------  --------   -------    --------   --------
Quarterly Total  $346,895  $327,977   $18,918    $327,977   $326,570
                 ========  ========   =======    ========   ========
88522NAA1....... $  8,588  $  8,448   $   140    $  8,448   $  8,323  12/31/2018
125439AA7.......   11,318    11,252        66      11,252     11,047  12/31/2018
07401EAE9.......   56,776    56,568       208      56,568     54,818  12/31/2018
94986QAA1.......   61,577    61,099       478      61,099     59,211  12/31/2018
17308FAA7.......    8,512     8,447        65       8,447      8,440  12/31/2018
45670BAL3.......   31,586    31,353       233      31,353     30,293  12/31/2018
02148BAA2.......   30,980    30,868       112      30,868     30,489  12/31/2018
                 --------  --------   -------    --------   --------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


(in thousands)
                 Amortized
                   Cost                                                       Date of
                  Before                                                     Financial
                  Current  Present Value of            Amortized  Fair Value Statement
                  Period    Projected Cash  Recognized Cost After at Time of   Where
CUSIP              OTTI         Flows          OTTI       OTTI       OTTI    Reported
-----            --------- ---------------- ---------- ---------- ---------- ----------
92926UAF8....... $ 50,362  $        49,329   $ 1,033    $ 49,329   $ 49,459  12/31/2018
61748HLA7.......   20,943           20,289       654      20,289     19,045  12/31/2018
02660LAF7.......  249,880          248,330     1,550     248,330    245,826  12/31/2018
61745M4M2.......   31,210           30,827       383      30,827     30,029  12/31/2018
12628LAE0.......   16,163           15,997       166      15,997     15,030  12/31/2018
362290AM0.......    1,102            1,030        72       1,030      1,086  12/31/2018
12668BKA0.......   15,547           15,485        62      15,485     15,490  12/31/2018
65539CAW6.......   47,629           47,485       144      47,485     47,115  12/31/2018
61748HJY8.......    4,532            4,386       146       4,386      4,452  12/31/2018
94984GAD9.......    4,915            4,878        37       4,878      4,822  12/31/2018
07384YPN0.......    2,675            2,543       132       2,543      2,269  12/31/2018
17025TAR2.......    2,382            2,341        41       2,341      2,336  12/31/2018
59020UAY1.......    1,061            1,059         2       1,059        909  12/31/2018
94986DAA0.......    4,058            4,032        26       4,032      3,972  12/31/2018
949808BD0.......    4,133            4,111        22       4,111      3,875  12/31/2018
466247BE2.......    1,533            1,525         8       1,525      1,423  12/31/2018
5899296T0.......      438              436         2         436        366  12/31/2018
466247EC3.......    2,316            2,289        27       2,289      1,992  12/31/2018
12669DPR3.......      877              819        58         819        786  12/31/2018
45254NEJ2.......    1,403            1,397         6       1,397      1,384  12/31/2018
466247CP6.......    4,236            4,176        60       4,176      4,102  12/31/2018
92977TAE2.......    2,530            2,526         4       2,526      2,477  12/31/2018
05952GAE1.......   13,321           12,793       528      12,793     13,296  12/31/2018
36185NG87.......      230              228         2         228        209  12/31/2018
040104SN2.......    3,216            3,206        10       3,206      3,122  12/31/2018
07386HJT9.......    3,750            3,738        12       3,738      3,736  12/31/2018
93934FGB2.......    5,015            5,014         1       5,014      5,013  12/31/2018
65535VPY8.......   10,380            7,952     2,428       7,952     10,373  12/31/2018
362348AS3.......    4,836            4,478       358       4,478      4,834  12/31/2018
88156EAD8.......    6,809            6,539       270       6,539      6,713  12/31/2018
655378AH0.......   12,173           11,700       473      11,700     11,996  12/31/2018
073879BB3.......    1,945            1,559       386       1,559      1,595  12/31/2018
466247WT6.......    8,393            8,375        18       8,375      8,349  12/31/2018
94983JAG7.......    7,771            7,582       189       7,582      7,674  12/31/2018
12559QAG7.......   78,613           77,943       670      77,943     75,565  12/31/2018
46630GBD6.......   11,258           11,219        39      11,219     10,978  12/31/2018
94983TAE0.......    6,089            6,033        56       6,033      5,979  12/31/2018
94979UAM5.......      896              742       154         742        518  12/31/2018
74160MGT3.......    1,446              798       648         798      1,338  12/31/2018
94983YAK5.......    2,233            2,204        29       2,204      2,227  12/31/2018
073852AB1.......    9,012            6,054     2,958       6,054      8,882  12/31/2018
126694JS8.......    2,700            2,685        15       2,685      2,698  12/31/2018
12667FM77.......    7,980            7,939        41       7,939      7,853  12/31/2018
12667FUZ6.......    4,010            3,975        35       3,975      3,997  12/31/2018
693680BG4.......    1,865            1,851        14       1,851      1,749  12/31/2018
07384YPN0.......    1,824            1,733        91       1,733      1,543  12/31/2018
466247GJ6.......    2,702            2,528       174       2,528      2,084  12/31/2018
25702@AA4.......    3,540              898     2,642         898        898  12/31/2018
25702@AB2.......    3,540              898     2,642         898        898  12/31/2018
                 --------  ---------------   -------    --------   --------
Quarterly Total  $894,809  $       873,989   $20,820    $873,989   $864,983
                 ========  ===============   =======    ========   ========
                            Year-end total   $46,637
                                             =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Structured Notes

The following table presents the structured notes held by the Company at December 31, 2018:

             (in thousands)
                                                    Book/Adjusted
             CUSIP           Actual Cost Fair Value Carrying Value
             -----           ----------- ---------- --------------
               03350FAA4....   $ 2,601    $ 2,303      $ 2,600
               039483BC5....    24,278     26,529       24,007
               054536AC1....       400        394          400
               05565AAB9....    15,941     16,320       15,943
               05954TAJ0....    10,430     10,154       10,031
               05968DAA8....    18,500     19,425       18,500
               06051GGG8....    19,082     18,260       19,080
               06051GGM5....     3,632      3,510        3,634
               06051GGR4....    12,178     11,854       12,195
               06051GHA0....    98,682     93,525       98,723
               06051GHD4....     3,133      2,946        3,134
               064058AB6....    20,000     17,219       20,000
               06738CAG4....    53,546     87,098       54,528
               06738EBD6....    13,962     13,498       13,964
               111021AE1....    42,445     50,042       40,630
               13643EAA3....     5,344      5,576        5,165
               172967LJ8....    12,184     10,910       12,176
               172967LS8....    43,000     40,101       43,000
               172967LU3....    20,000     17,865       20,000
               21987DAB0....     1,498      1,496        1,498
               225401AF5....    16,005     15,118       16,013
               23311PAA8....     6,892      6,227        6,894
               25156PAC7....    77,328     86,455       75,639
               35177PAL1....    66,489     70,209       62,371
               38141GWV2....     7,000      6,535        7,000
               38148YAA6....    12,847     12,320       12,868
               404280BK4....     7,174      7,128        7,170
               404280BT5....     5,069      4,956        5,066
               46625HRY8....     1,423      1,427        1,423
               46647PAF3....     1,983      1,993        1,985
               46647PAJ5....     4,000      3,633        4,000
               46647PAK2....    29,000     25,954       29,000
               46647PAL0....    63,570     57,978       63,586
               46647PAN6....    17,805     17,541       17,817
               539439AQ2....    25,000     22,238       25,000
               59156RAP3....       443        451          443
               59156RBF4....    17,031     17,742       17,536
               60687YAT6....    22,758     23,229       22,760
               61744YAK4....     1,901      1,891        1,905
               61744YAP3....    23,058     22,833       23,092
               636792AB9....    10,500     10,430       10,500
               693475AK1....     6,399      6,503        6,399
               726503AE5....     5,521      4,791        5,523
               744320AM4....    13,299     13,025       13,301
               780097AH4....    20,289     50,982       22,798
               780097BG5....    24,000     22,909       24,000
               80281LAG0....     1,800      1,627        1,800
               80928HAA1....    11,280     11,196       11,280
               82669GAS3....    27,600     28,177       27,600
                               -------    -------      -------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

             (in thousands)
                                                    Book/Adjusted
             CUSIP           Actual Cost Fair Value Carrying Value
             -----           ----------- ---------- --------------
               853254BM1....  $  2,765   $    2,737    $  2,765
               912810FH6....     1,013        1,409       1,206
               984121CQ4....     3,132        3,166       3,134
               98417EAR1....    22,025       19,338      21,978
               98417EAT7....     3,396        3,489       3,449
               G2214RAE1....     2,214        2,153       2,180
               M88269TJ0....     3,052        1,069       1,306
                              --------   ----------    --------
               Total          $985,897   $1,037,884    $979,995
                              ========   ==========    ========

None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.

                           Supplemental Information

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

                                                                             December 31,
(in millions)                                                                    2018
-------------                                                                ------------
Investment income earned:
   Government bonds.........................................................   $    55
   Bonds exempt from U.S. tax...............................................        --
   Other bonds (unaffiliated)...............................................     4,843
   Bonds of affiliates......................................................        (2)
   Preferred stocks (unaffiliated)..........................................        13
   Common stocks (unaffiliated).............................................         5
   Common stocks of affiliates..............................................        --
   Cash and short-term investments..........................................        29
   Mortgage loans...........................................................       801
   Real estate..............................................................        50
   Contract loans...........................................................        82
   Other invested assets....................................................       395
   Derivative instruments...................................................       210
   Miscellaneous income.....................................................         7
                                                                               -------
Gross investment income.....................................................   $ 6,488
                                                                               =======
Real estate owned - book value less encumbrances............................   $   197
                                                                               =======
Mortgage loans - book value:
   Commercial mortgages.....................................................   $17,325
   Residential mortgages....................................................     1,661
   Mezzanine loans..........................................................       114
                                                                               -------
Total mortgage loans........................................................   $19,100
                                                                               =======
Mortgage loans by standing - book value:
   Good standing............................................................   $18,930
   Good standing with restructured terms....................................       169
   Interest overdue more than 90 days, not in foreclosure...................         1
                                                                               -------
Total mortgage loans........................................................   $19,100
                                                                               =======
Partnerships - statement value..............................................   $ 4,224
                                                                               =======
Bonds and stocks of parents, subsidiaries and affiliates - statement value:
   Bonds....................................................................   $    --
   Common stocks............................................................       123
                                                                               =======
Bonds and short-term investments by class and maturity:
   Bonds and short-term investments by maturity - statement value:
       Due within one year or less..........................................   $ 6,685
       Over 1 year through 5 years..........................................    24,267
       Over 5 years through 10 years........................................    22,732
       Over 10 years through 20 years.......................................    14,716
       Over 20 years........................................................    26,613
                                                                               -------
   Total maturity...........................................................   $95,013
                                                                               =======
   Bonds and short-term investments by class - statement value:
       Class 1..............................................................   $54,946
       Class 2..............................................................    34,005
       Class 3..............................................................     3,043
       Class 4..............................................................     2,153
       Class 5..............................................................       711
       Class 6..............................................................       155
                                                                               -------
   Total by class...........................................................   $95,013
                                                                               =======
   Total bonds and short-term investments publicly traded...................   $59,010
   Total bonds and short-term investments privately placed..................    36,003
                                                                               =======
   Preferred stocks - statement value.......................................   $   303
   Common stocks - market value.............................................       326
   Short-term investments - book value......................................       319
   Options, caps and floors owned - statement value.........................       478
   Collar, swap and forward agreements open - statement value...............       959
   Futures contracts open - current value...................................       (12)
   Cash on deposit..........................................................     1,102
                                                                               =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES (Continued)

                                                                 December 31,
   (in millions)                                                     2018
   -------------                                                 ------------
   Life insurance in-force:
      Industrial................................................  $      808
      Ordinary..................................................      74,696
      Group.....................................................       4,317
   Amount of accidental death insurance in-force under ordinary
     policies...................................................   5,342,532
   Life insurance policies with disability provisions in-force:
      Industrial................................................         217
      Ordinary..................................................      35,918
      Group life................................................          41
   Supplementary contracts in-force:
      Ordinary - not involving life contingencies:
          Amount on deposit.....................................         798
          Income payable........................................          97
      Ordinary - involving life contingencies:
          Amount on deposit.....................................         229
          Income payable........................................          77
      Group - not involving life contingencies:
          Amount on deposit.....................................           2
                                                                  ==========
   Annuities:
      Ordinary:
          Immediate - amount of income payable..................  $    1,366
          Deferred, fully paid - account balance................      47,341
          Deferred, not fully paid - account balance............      29,333
      Group:
          Amount of income payable..............................         394
          Fully paid - account balance..........................         636
          Not fully paid - account balance......................      20,347
                                                                  ==========
   Accident and health insurance - premiums in-force:
      Other.....................................................  $      105
      Group.....................................................           2
      Credit....................................................          --
                                                                  ==========
   Deposit funds and dividend accumulations:
      Deposit funds - account balance...........................  $    6,514
      Dividend accumulations - account balance..................         591
                                                                  ==========
   Claim payments in 2018:
      Group accident & health:
          2018..................................................  $      146
          2017..................................................       3,611
          2016..................................................       2,896
          2015..................................................       1,669
          2014..................................................         558
          Prior.................................................       7,157
      Other accident & health:
          2018..................................................     (22,664)
          2017..................................................     (12,607)
          2016..................................................      (7,122)
          2015..................................................      (2,914)
          2014..................................................      (2,047)
          Prior.................................................      (4,627)
                                                                  ==========

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
DECEMBER 31, 2018
(in millions)

1. The Company's total admitted assets as of December 31, 2018 are $176.8 billion.

The Company's total admitted assets, excluding separate accounts, as of December 31, 2018 are $127.2 billion.

2. Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

                                                                  Percentage
                                                                   of Total
                                                                   Admitted
              Issuer            Description of Exposure    Amount   Assets
   -   ---------------------- ---------------------------- ------ ----------
   a.  Ambrose 2013-5         BONDS                        $1,230    1.00%
   b.  Ambrose 2013-3         BONDS                         1,122    0.90
   c.  L Street II LLC        BONDS                           958    0.80
   d.  JPMORGAN               BONDS                           866    0.70
   e.  Ambrose 2013-2         BONDS                           816    0.60
   f.  SUNAMERICA INVESTMENT
         INC.                 OIA PSA                         683    0.50
   g.  MORGAN STANLEY         BONDS                           638    0.50
   h.  WELLS FARGO            BONDS                           601    0.50
   i.  CITIGROUP              BONDS                           598    0.50
   j.  Varagon                BONDS/OTHER INVESTED ASSETS     598    0.50

3. The Company's total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

           Bonds and Short-Term Investments        Preferred Stocks
           --------------------------------   -------------------------
                                  Percentage                  Percentage
                                   of Total                    of Total
                                   Admitted     NAIC           Admitted
           NAIC Rating   Amount     Assets     Rating  Amount   Assets
           -----------   -------  ----------  -------- ------ ----------
            NAIC - 1.... $54,946    43.20%    P/RP - 1  $107     0.10%
            NAIC - 2....  34,005    26.70     P/RP - 2   113     0.10
            NAIC - 3....   3,043     2.40     P/RP - 3    --       --
            NAIC - 4....   2,153     1.70     P/RP - 4    --       --
            NAIC - 5....     711     0.60     P/RP - 5    83     0.10
            NAIC - 6....     155     0.10     P/RP - 6    --       --

4. Assets held in foreign investments:

                                                                              Percentage
                                                                              of Total
                                                                              Admitted
                                                                     Amount    Assets
                                                                     -------- ----------
a.  Total admitted assets held in foreign investments............... $26,697   21.00%
b.  Foreign currency denominated investments........................   7,038     5.50
c.  Insurance liabilities denominated in that same foreign currency.      --       --

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                          Percentage
                                                          of Total
                                                          Admitted
                                                 Amount    Assets
                                                 -------- ----------
          a.  Countries rated NAIC - 1.......... $23,446   18.40%
          b.  Countries rated NAIC - 2..........   2,130     1.70
          c.  Countries rated NAIC - 3 or below.   1,120     0.90

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                            Percentage
                                                             of Total
                                                             Admitted
                                                     Amount   Assets
                                                     ------ ----------
          a.   Countries rated NAIC - 1
                  Country 1: United Kingdom          $7,799    6.10%
                  Country 2: Australia                2,014    1.60
          b.   Countries rated NAIC - 2
                  Country 1: Mexico                     483    0.40
                  Country 2: Colombia                   276    0.20
          c.   Countries rated NAIC - 3 or below
                  Country 1: Brazil                     456    0.40
                  Country 2: Guernsey, States of        153    0.10

7. Aggregate unhedged foreign currency exposure:

                                                             Percentage
                                                              of Total
                                                              Admitted
                                                      Amount   Assets
                                                      ------ ----------
        Aggregate unhedged foreign currency exposure. $7,038    5.50%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                          Percentage
                                                           of Total
                                                           Admitted
                                                  Amount    Assets
                                                  ------- ----------
           a.  Countries rated NAIC - 1           $6,971     5.50%
           b.  Countries rated NAIC - 2                5       --
           c.  Countries rated NAIC - 3 or below      61       --

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                            Percentage
                                                             of Total
                                                             Admitted
                                                     Amount   Assets
                                                     ------ ----------
          a.   Countries rated NAIC - 1
                  Country 1: United Kingdom          $3,890    3.10%
                  Country 2: Ireland                    979    0.80
          b.   Countries rated NAIC - 2
                  Country 1: Peru                         3      --
                  Country 2: Mexico                       2      --
          c.   Countries rated NAIC - 3 or below
                  Country 1: Guernsey, States of         51      --
                  Country 2: Turkey                       5      --

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                                                                                      Percentage
                                                                                       of Total
                                                                                       Admitted
                                                                  NAIC Rating  Amount   Assets
                                                                  -----------  ------ ----------
                                                                  COMMERCIAL
                                                                  MORTGAGE
a.  BAILEY ACQUISITIONS LIMITED.................................. LOAN          $373     0.30%
b.  Intrepid Mines Limited....................................... NAIC 1         340     0.30
                                                                  COMMERCIAL
                                                                  MORTGAGE
c.  DK Resi Holdco I ApS......................................... LOAN           307     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
d.  Downing Students (Exeter) Limited Partnership Incorporated... LOAN           282     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
e.  GS LONDON PORTFOLIO II UNIT TRUST............................ LOAN           264     0.20
f.  AstraZeneca PLC.............................................. NAIC 1         253     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
g.  Atlantic Estates Limited..................................... LOAN           253     0.20
h.  Anheuser-Busch InBev Worldwide Inc........................... NAIC 1         249     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
i.  The Blanchardstown Fund, a sub fund of BRE Ireland Retail Fu. LOAN           245     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
j.  Divanyx Investments Limited.................................. LOAN           243     0.20

11. Assets held in Canadian investments are less than 2.5% of the reporting entity's total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company's total admitted assets.

13. The Company's admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

                                                             Percentage
                                                              of Total
                                                              Admitted
                                                      Amount   Assets
                                                      ------ ----------
         a.  SUNAMERICA AFFORDABLE HOUSING LLC.......  $683     0.50%
         b.  AIGGRE U.S. Real Estate Fund II LP......   445     0.30
         c.  FEDERAL HOME LOAN BANK OF DALLAS........   138     0.10
         d.  Metropark Investor LLC..................   133     0.10
         e.  Marina..................................   128     0.10
         f.  AIGGRE U.S. Real Estate Fund I LP.......   113     0.10
         g.  Think Investments Fund LP...............   103     0.10
         h.  CENTAUR FUNDING CORPORATION.............   102     0.10
         i.  CADIAN FUND LP..........................    93     0.10
         j.  AIGGRE Europe Real Estate Fund I S.C.SP.    90     0.10

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
DECEMBER 31, 2018
(in millions)

14. Assets held in nonaffiliated, privately placed equities:

                                                                                        Percentage
                                                                                         of Total
                                                                                         Admitted
                                                                                 Amount   Assets
                                                                                 ------ ----------
Aggregate statement value of investment held in nonaffiliated, privately placed
  equities:..................................................................... $2,398    1.90%
Largest three investments held in nonaffiliated, privately placed equities:
a.   Marina..................................................................... $  128    0.10
b.   Think Investments Fund LP..................................................    103    0.10
c.   CADIAN FUND LP.............................................................     93    0.10

15. Assets held in general partnership interests are less than 2.5 percent of the Company's total admitted assets.

16. Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

                                                                 Percentage
                                                                  of Total
                                                                  Admitted
                                                          Amount   Assets
                                                          ------ ----------
     a.  COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, NY    $366     0.30%
     b.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555094, GBR    328     0.30
     c.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555147, DK     294     0.20
     d.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR    266     0.20
     e.  COMMERCIAL MORTGAGE LOAN, Loan No. 8002507, NY     258     0.20
     f.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555161, GBR    255     0.20
     g.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555093, IR     247     0.20
     h.  COMMERCIAL MORTGAGE LOAN, Loan No. 8002372, NY     221     0.20
     i.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555138, GBR    219     0.20
     j.  COMMERCIAL MORTGAGE LOAN, Loan No. 8002457, NY     214     0.20

Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                               Percentage
                                                                of Total
                                                                Admitted
                                                        Amount   Assets
                                                        ------ ----------
      a.  Construction loans                             $235     0.20%
      b.  Mortgage loans over 90 days past due             --       --
      c.  Mortgage loans in the process of foreclosure     --       --
      d.  Mortgage loans foreclosed                        --       --
      e.  Restructured mortgage loans                     169     0.10

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                        Residential        Commercial       Agricultural
                     ----------------  -----------------  ----------------
                            Percentage         Percentage        Percentage
                             of Total           of Total          of Total
                             Admitted           Admitted          Admitted
     Loan-to-Value   Amount   Assets   Amount    Assets   Amount   Assets
     -------------   ------ ---------- ------- ---------- ------ ----------
     a.  above 95%..  $ --       --%   $     6      --%    $--       --%
     b.  91% to 95%.    11       --         --      --      --       --
     c.  81% to 90%.   512     0.40         84    0.10      --       --
     d.  71% to 80%.   694     0.50        513    0.40      --       --
     e.  below 70%..   443     0.30     16,665   13.10      --       --

18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than
2.5 percent of the Company's total admitted assets.

19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company's total admitted assets.

20. The Company's total admitted assets subject to the following types of agreements as of the following dates:

                                                                 Unaudited At End of Each Quarter
                                                                 --------------------------------
                                                                   1st        2nd        3rd
                                                  At Year-End    Quarter    Quarter    Quarter
                                               ----------------  -------    -------    -------
                                                      Percentage
                                                       of Total
                                                       Admitted
                                               Amount   Assets   Amount     Amount     Amount
                                               ------ ---------- -------    -------    -------
a.  Securities lending (do not include assets.
    held as collateral for such transactions).  $447     0.40%   $2,245     $1,254      $717
b.  Repurchase agreements.....................   129     0.10       128        110       242
c.  Reverse repurchase agreements.............    --       --        --         --        --
d.  Dollar repurchase agreements..............    --       --        --         --        --
e.  Dollar reverse repurchase agreements......    --       --        --         --        --

21. The Company's potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

                                        Owned            Written
                                  ----------------  ----------------
                                         Percentage        Percentage
                                          of Total          of Total
                                          Admitted          Admitted
                                  Amount   Assets   Amount   Assets
                                  ------ ---------- ------ ----------
           a.  Hedging...........  $--       --%     $--       --%
           b.  Income generation.   --       --       --       --
           c.  Other.............   --       --       --       --

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)

22. The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

                                                 Unaudited At End of Each Quarter
                                                 --------------------------------
                                                   1st        2nd        3rd
                                  At Year-End    Quarter    Quarter    Quarter
                               ----------------  -------    -------    -------
                                      Percentage
                                       of Total
                                       Admitted
                               Amount   Assets   Amount     Amount     Amount
                               ------ ---------- -------    -------    -------
        a.  Hedging...........  $461     0.40%    $447       $425       $415
        b.  Income generation.    --       --       --         --         --
        c.  Replications......    --       --       --         --         --
        d.  Other.............    --       --       --         --         --

23. The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

                                                 Unaudited At End of Each Quarter
                                                 --------------------------------
                                                   1st        2nd        3rd
                                  At Year-End    Quarter    Quarter    Quarter
                               ----------------  -------    -------    -------
                                      Percentage
                                       of Total
                                       Admitted
                               Amount   Assets   Amount     Amount     Amount
                               ------ ---------- -------    -------    -------
        a.  Hedging...........  $--       --%     $167       $146        $--
        b.  Income generation.   --       --        --         --         --
        c.  Replications......   --       --        --         --         --
        d.  Other.............   --       --        --         --         --

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2018

                                                                       Gross Investment  Admitted Assets as Reported in the Annual
                                                                           Holdings                    Statement
(in millions)                                                         -----------------  ----------------------------------------
                                                                                                  Securities
                                                                                                   Lending
                                                                                                  Reinvested
                                                                                                  Collateral  Total
Investment Categories                                                 Amount  Percentage Amount     Amount    Amount   Percentage
---------------------                                                 ------- ---------- -------  ----------  -------  ----------
Bonds:
   U.S. treasury securities.......................................... $   729     0.6%   $   729     $--      $   729      0.6%
   U.S. government agency obligations (excluding mortgage-
     backed securities):
       Issued by U.S. government agencies............................      --      --         --      --           --       --
       Issued by U.S. government sponsored agencies..................     219     0.2        219      --          219      0.2

   Non-U.S. government (including Canada, excluding
     mortgage- backed securities)....................................   3,025     2.4      3,025      --        3,025      2.4

   Securities issued by states, territories and possessions and political subdivisions in the U.S.:
       States, territories and possessions general obligations.......     304     0.2        304      --          304      0.2
       Political subdivisions of states, territories and
         possessions and political subdivisions general
         obligations.................................................     331     0.3        331      --          331      0.3
       Revenue and assessment obligations............................   2,634     2.1      2,634      --        2,634      2.1
       Industrial development and similar obligations................      77     0.1         77      --           77      0.1

   Mortgage-backed securities (includes residential and
     commercial MBS):
       Pass-through securities:
          Issued or guaranteed by GNMA...............................      43      --         43      --           43       --
          Issued or guaranteed by FNMA and FHLMC.....................   2,357     1.9      2,357      --        2,357      1.9
              All other..............................................   3,468     2.8      3,468      --        3,468      2.8
       CMOs and REMICs:
          Issued or guaranteed by GNMA, FNMA, FHLMC
            or VA....................................................   4,407     3.6      4,407      --        4,407      3.6
          Issued by non-U.S. Government issuers and
            collateralized by mortgage-based securities
            issued or guaranteed by agencies shown in Line
            1.521....................................................      --      --         --      --           --       --
              All other..............................................   7,722     6.2      7,722      --        7,722      6.2

   Other debt and other fixed income securities (excluding short-
     term):
       Unaffiliated domestic securities (includes credit tenant
         loans and hybrid securities)................................  48,119    38.9     48,119      --       48,119     38.9
       Unaffiliated non-U.S. securities (including Canada)...........  21,258    17.2     21,258      --       21,258     17.2
       Affiliated securities.........................................      --      --         --      --           --       --

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE (Continued)
DECEMBER 31, 2018

                                                                  Gross Investment   Admitted Assets as Reported in the Annual
                                                                      Holdings                      Statement
(in millions)                                                    ------------------  --------------------------------------
                                                                                                Securities
                                                                                                 Lending
                                                                                                Reinvested
                                                                                                Collateral  Total
Investment Categories                                             Amount  Percentage  Amount      Amount    Amount  Percentage
---------------------                                            -------- ---------- --------   ---------- -------- ----------
Equity interests:
   Investments in mutual funds.................................. $     41     --%    $     41      $ --    $     41     --%
   Preferred stocks:
       Affiliated...............................................       --     --           --        --          --     --
       Unaffiliated.............................................      303    0.2          303        --         303    0.2
   Publicly traded equity securities (excluding preferred
     stocks):
       Affiliated...............................................      109    0.1          109        --         109    0.1
       Unaffiliated.............................................      159    0.1          159        --         159    0.1
   Other equity securities:
       Affiliated...............................................       --     --           --        --          --     --
       Unaffiliated.............................................        3     --            3        --           3     --
   Other equity interests including tangible personal property under lease:
       Affiliated...............................................       --     --           --        --          --     --
       Unaffiliated.............................................       --     --           --        --          --     --
Mortgage loans:
   Construction and land development............................    1,224    1.0        1,224        --       1,224    1.0
   Agricultural.................................................       --     --           --        --          --     --
   Single family residential properties.........................    1,661    1.3        1,661        --       1,661    1.3
   Multifamily residential properties...........................    4,786    4.0        4,786        --       4,786    4.0
   Commercial loans.............................................   11,143    9.0       11,143        --      11,143    9.0
   Mezzanine real estate loans..................................      114    0.1          114        --         114    0.1
Real estate investments:
   Property occupied by company.................................       53     --           53        --          53     --
   Property held for production of income (includes
     $2 million of property acquired in satisfaction of
     debt)......................................................      111    0.1          111        --         111    0.1
   Property held for sale (includes $34 million of property
     acquired in satisfaction of debt)..........................       33     --           33        --          33     --
Contract loans..................................................    1,307    1.1        1,307        --       1,307    1.1
Derivatives.....................................................    1,635    1.3        1,635        --       1,635    1.3
Receivables for securities......................................      138    0.1          138        --         138    0.1
Securities lending reinvested collateral assets.................      352    0.3          352       XXX         XXX    XXX
Cash, cash equivalents and short-term investments...............    1,547    1.3        1,547       352       1,899    1.5
Other invested assets...........................................    4,246    3.4        4,246        --       4,246    3.4
                                                                 --------    ---     --------      ----    --------    ---
Total invested assets........................................... $123,658    100%    $123,658      $352    $123,658    100%
                                                                 ========    ===     ========      ====    ========    ===

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:


      - The Audited Financial Statements of Variable Separate Account of American General Life Insurance Company as of December 31, 2018 and for each of the two years in the period ended December 31, 2018.

      - The Audited Statutory Financial Statements of American General Life Insurance Company as of December 31, 2018 and December 31, 2017 and for each of the three years in the period ended December 31, 2018.



(b) Exhibits



(1)    Resolution Establishing Separate Account........................................................ 2
(2)    Form of Custody Agreements...................................................................... Not Applicable
(3)    (a)  Distribution Contract...................................................................... 24
       (b)  Selling Agreement.......................................................................... 10
(4)    Variable Annuity Contract
       (a)  AGL Individual Fixed and Variable Annuity Contract (AS-993 (12/10))........................ 11
       (b)  AGL Variable Annuity Contract (AG-803 (7/13)).............................................. 15
       (c)  AGL Contract Data Page (AG-803-CIV (7/13))................................................. 19
       (d)  AGL Nursing Home Waiver Rider (A-7036-R1).................................................. 13
       (e)  AGL Optional Guaranteed Living Benefit Endorsement (ASE-6248 (9/09))....................... 13
       (f)  AGL Extended Legacy Program Guide (EXTLEGGEN.4REV.11.12)................................... 13
       (g)  AGL Maximum Anniversary Value Optional Death Benefit Endorsement
            (ASE-6235 (12/10))......................................................................... 13
       (h)  AGL Premium Plus Endorsement (ASE-6245 (12/08))............................................ 13
       (i)  AGL Merger Endorsement (L8204 (7/12))...................................................... 11
       (j)  Return of Purchase Payment Death Benefit Endorsement (AGE-8022 (7/13))..................... 18
       (k)  Maximum Anniversary Value Optional Death Benefit Endorsement (AGE-8023 (7/13))............. 18
       (l)  AGL Optional Guaranteed Living Benefit Endorsement (AGE-8036 (11/15))...................... 20
       (m)  AGL Extended Legacy Program Guide (EXTLEGGEN.8 Rev.7.15)................................... 20
       (n)  AGL Optional Return of Purchase Payment Death Benefit Endorsement (AGE-8022
            (12/15))................................................................................... 22
       (o)  AGL Optional Maximum Anniversary Value Death Benefit Endorsement (AGE-8023
            (12/15))................................................................................... 22
       (p)  AGL Optional Guaranteed Living Benefit Endorsement (Income Plus) (AGE-6248 (12/15))........ 23
(5)    (a)  AGL Annuity Application (ASA-579 (5/12))................................................... 13
       (b)  AGL Annuity Application (AGA-579 (12/14)).................................................. 17
(6)    Corporate Documents of Depositor
       (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
            Company, effective December 31, 1991....................................................... 1
       (b)  Amendment to the Amended and Restated Articles of Incorporation of American General Life
            Insurance Company, effective July 13, 1995................................................. 3
       (c)  By-Laws of American General Life Insurance Company, restated as of June 8, 2005............ 5
(7)    Reinsurance Contract............................................................................ Not Applicable
(8)    Material Contracts
       (a)  Anchor Series Trust Fund Participation Agreement........................................... 10
       (b)  SunAmerica Series Trust Fund Participation Agreement....................................... 10
       (c)  Lord Abbett Fund Participation Agreement................................................... 4
       (d)  American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund
            Participation Agreement.................................................................... 6
       (e)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement.......... 7
       (f)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
            Agreement.................................................................................. 8
       (g)  Seasons Series Trust Fund Participation Agreement.......................................... 10
       (h)  Goldman Sachs Variable Insurance Trust Fund Participation Agreement........................ 21
       (i)  Amendment to the Goldman Sachs Variable Insurance Trust Fund Participation Agreement....... 20
       (j)  Letters of Consent to the Assignment of the Fund Participation Agreement................... 11
(9)    Opinion of Counsel and Consent of Depositor..................................................... 12





(10)     Consent.................................................................................. Filed Herewith
(11)     Financial Statements Omitted from Item 23................................................ Not Applicable
(12)     Initial Capitalization Agreement......................................................... Not Applicable
(13)     Other
         (a)  Power of Attorney -- American General Life Insurance Company Directors.............. 24
         (b)  Notice of Termination of Support Agreement.......................................... 9
         (c)  Amended and Restated Unconditional Capital Maintenance Agreement between American
              International Group, Inc. and American General Life Insurance Company............... 14
         (d)  Specimen Agreement and Plan of Merger............................................... 11
         (e)  CMA Termination Agreement........................................................... 16


--------
1 Incorporated by reference to Initial Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Initial Registration Statement, File Nos.
  333-25473 and 811-03859, filed on April 18, 1997, Accession No.
  0000950148-97-000989.

3 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

5 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

6 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
  3, File Nos. 333-137892 and 811-03859, filed on April 26, 2007, Accession
  No. 0000950148-07-000101.

7 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
  6, File Nos. 333-137892 and 811-03859, filed on April 28, 2008, Accession
  No. 0000950148-08-000093.

8 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
  8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.

9 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-172003 and 811-03859, filed on April 27, 2011, Accession No. 0000950123-11-040077.

10 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

11 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

12 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185784 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014439.

13 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013,
  Accession No. 0000950123-13-02952.

14 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185778 and 811-03859, filed on April 30, 2014,
  Accession No. 0000950123-14-004617.

15 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-198223 and 811-03859, filed on November 3, 2014, Accession No. 0000950123-14-010828.

16 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185784 and 811-03859, filed on April 28, 2015,
  Accession No. 0001193125-15-153206.

17 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 4, File Nos. 333-185762 and 811-03859, filed on December 28, 2015,
  Accession No. 0001193125-15-414549.

18 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment
  No. 5, File Nos. 333-185778 and 811-03859, filed on December 28, 2015,
  Accession No. 0001193125-15-414547.

19 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 4, File Nos. 333-185784 and 811-03859, filed on December 28, 2015,
  Accession No. 000193125-15-414565.

20 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016,
  Accession No. 0001193125-16-568243.

21 Incorporated by reference to Post-Effective Amendment No. 7 Form N-6
  Registration Statement, Filed No. 333-90787, filed on December 19, 2003, Accession No. 0001193125-03-097054.

22 Incorporated by reference to Post-Effective Amendment No. 12 and Amendment
  No. 12, File Nos. 333-185762 and 811-03859, filed on April 26, 2017,
  Accession No. 0001193125-17-138989.

23 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment
  No. 9, File Nos. 333-185790 and 811-09003, filed on April 27, 2017,
  Accession No. 0001193125-17-139853.


24 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
  No. 20, File Nos. 333-185762 and 811-03859, filed on April 25, 2019.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(3)                                  Director, Chairman of the Board, Chief Executive Officer, and
                                                   President
Katherine A. Anderson                              Director, Senior Vice President and Chief Risk Officer
Don W. Cummings(3)                                 Director, Senior Vice President and Controller
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Jana W. Greer(1)                                   Director and Chief Executive Officer, Individual Retirement
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Jonathan J. Novak(5)                               Director and President, Institutional Markets
Rodney E. Rishel                                   Director and President, Life Insurance
Craig A. Sabal(6)                                  Director, Senior Vice President and Chief Investment Officer
Todd P. Solash(1)                                  President, Individual Retirement
James Bracken(3)                                   Executive Vice President, Head of Legacy Portfolio
Evelyn Curran                                      Executive Vice President
Gabriel A. Lopez(1)                                Senior Vice President, Individual Retirement Operations
Bryan A. Pinsky(1)                                 Senior Vice President, Individual Retirement Products
Sabyasachi Ray(3)                                  Senior Vice President and Chief Operating Officer
Christine A. Nixon(1)                              Senior Vice President
Axel P. Andre(5)                                   Senior Vice President, Market Risk Management
Christopher V. Muchmore(1)                         Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
William C. Kolbert(4)                              Senior Vice President and Business Information Officer
Sai P. Raman(4)                                    Senior Vice President, Institutional Markets
Timothy M. Heslin                                  Senior Vice President and Chief Life Product and Underwriting
                                                   Officer
Craig A. Anderson                                  Senior Vice President and Life Controller
Justin J.W. Caulfield(3)                           Vice President and Treasurer
Mallary L. Reznik(1)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
Mark A. Peterson                                   Vice President, Distribution
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Christina M. Haley(1)                              Vice President, Product Filing
Mary M. Newitt(1)                                  Vice President, Product Filing
Daniel R. Cricks                                   Vice President and Tax Officer
Michael J. Kirincic (6)                            Vice President and Tax Officer
Stephen G. Lunanuova (6)                           Vice President and Tax Officer
Barbara J. Moore                                   Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(1)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Manda Ghaferi(1)                                   Vice President
Michelle D. Campion(5)                             Vice President
Jeffrey S. Flinn                                   Vice President
Jennifer N. Miller(5)                              Vice President
Stewart P. Polakov(1)                              Vice President
Thomas A. Musante (5)                              Vice President
William L. Mask                                    Vice President
Edward P. Voit(7)                                  Vice President




NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Amanda K. Ouslander                                Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart                                    Vice President and Assistant Life Controller
Jennifer A. Roth (1)                               Vice President, 38a-1 Compliance Officer
David J. Kumatz(2)                                 Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(6)                                    Investment Tax Officer
Alireza Vaseghi(6)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer

--------
(1)   21650 Oxnard Street, Woodland Hills, CA 91367

(2)   2000 American General Way, Brentwood, TN 37027

(3)   175 Water Street, New York, NY 10038

(4)   50 Danbury Road, Wilton, CT 06897

(5)   777 S. Figueroa Street, Los Angeles, CA 90017

(6)   80 Pine Street, New York, NY 10005


(7)   301 Grant Street, Pittsburgh, PA, 15219



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-19-000023, filed on February 15, 2019. Exhibit 21 is incorporated herein by reference.



ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 29, 2019, the number of Polaris Choice IV contracts funded by Variable Separate Account was 37,800, of which 26,507were qualified contracts and 11,293 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                          POSITION
------------------------------ ------------------------------------------------------------------
   Peter A. Harbeck(1)         Director
   Stephen A. Maginn           Director, Senior Vice President
   James T. Nichols(1)         Director, President and Chief Executive Officer
   Frank Curran(1)             Vice President, Chief Financial Officer, Chief Operating Officer,
                               Controller and Treasurer
   Michael E. Treske           Chief Distribution Officer, Mutual Funds and Variable Annuities
   Michael Fortey(2)           Chief Compliance Officer
   John Thomas Genoy(1)        Vice President
   Mallary Loren Reznik        Vice President
   Daniel R. Cricks(2)         Vice President, Tax Officer
   Thomas Clayton Spires(2)    Vice President, Tax Officer
   Julie A. Cotton Hearne(2)   Vice President and Secretary
   Rosemary Foster(2)          Assistant Secretary
   Virginia N. Puzon           Assistant Secretary


     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.

     (1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 23rd day of April, 2019.



                                       VARIABLE SEPARATE ACCOUNT
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)


                                       BY: /s/  CRAIG A. ANDERSON
                                          -------------------------------------
                                          CRAIG A. ANDERSON
                                          SENIOR VICE PRESIDENT AND LIFE
                                          CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                        TITLE                                 DATE
---------------------------------   ------------------------------------------------------   ---------------
*KEVIN T. HOGAN                        Director, Chairman, Chief Executive Officer, and      April 23, 2019
------------------------------                             President
KEVIN T. HOGAN

*KATHERINE A. ANDERSON                  Director, Senior Vice President and Chief Risk       April 23, 2019
------------------------------                              Officer
KATHERINE A. ANDERSON

*DON W. CUMMINGS                        Director, Senior Vice President and Controller       April 23, 2019
------------------------------
DON W. CUMMINGS

*THOMAS J. DIEMER                        Director, Executive Vice President and Chief        April 23, 2019
------------------------------                         Financial Officer
THOMAS J. DIEMER

*JANA W. GREER                         Director and Chief Executive Officer, Individual      April 23, 2019
------------------------------                            Retirement
JANA W. GREER

*MICHAEL P. HARWOOD                   Director, Senior Vice President, Chief Actuary and     April 23, 2019
------------------------------                  Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN                         Director, Senior Vice President and Chief         April 23, 2019
------------------------------                       Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                       Director and President, Institutional Markets       April 23, 2019
------------------------------
JONATHAN J. NOVAK

*RODNEY E. RISHEL                           Director and President, Life Insurance           April 23, 2019
------------------------------
RODNEY E. RISHEL

*CRAIG A. SABAL                      Director, Senior Vice President and Chief Investment    April 23, 2019
------------------------------                              Officer
CRAIG A. SABAL

/s/  CRAIG A. ANDERSON                     Senior Vice President and Life Controller         April 23, 2019
------------------------------
CRAIG A. ANDERSON

/s/  MANDA GHAFERI                                     Attorney-in-Fact                      April 23, 2019
------------------------------
*MANDA GHAFERI



                                 EXHIBIT INDEX


 EXHIBIT NO.     DESCRIPTION
-------------   ------------
(10)            Consent